	As filed with the Securities and Exchange	Registration No. 333-01107*
	Commission on April 4, 2013	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 62 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2013 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements: 033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and
033-75956); 033-75982 (which had included a combined prospectus for earlier Registration
Statements: 033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

PART A

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2013 Supplement to May 1, 2013 Contract Prospectus and
Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “FEES – Early Withdrawal
Charge” in the Contract Prospectus and the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

XCS.01107-13SJ	May 2013

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2013 Supplement to the May 1, 2013 Contract Prospectus
or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) as funding vehicles for its
403(b) and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts;
rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments
Institutional Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay
Fidelity up to 15 bps of the average amount invested in the ING Life Insurance and Annuity Company
(the “Company,” “we,” “us” and “our”) contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the Contract Prospectus and Contract Prospectus Summary:

1.	Participant transfers will not be monitored by the Company under its excessive trading policy.
Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials; and
2.	All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to the Company will be considered not in good order.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

	XCS.01107-13OUS	May 2013

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
MULTIPLE SPONSORED RETIREMENT OPTIONS
CONTRACT PROSPECTUS – MAY 1, 2013

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They
are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors
(generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options:
• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2013 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at
1-800-262-3862 or writing to us at the address referenced under “CONTRACT OVERVIEW - Questions:
Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed
Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the
SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington,
D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
333-01107. The number assigned to the registration statement for the Guaranteed Accumulation Account is
333-180532. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-13

CONTRACT PROSPECTUS – MAY 1, 2013 (CONTINUED)

Variable Investment Options (The Funds)*

Alger Green Fund (Class A)(1)	ING International Value Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
AllianzGI NFJ Large-Cap Value Fund	ING Invesco Comstock Portfolio (Class S)(2)	(Class I)
(Institutional Class)(*)(1)(2)	ING Invesco Equity and Income Portfolio	ING Templeton Global Growth Portfolio
Amana Growth Fund(1)	(Class I)(2)	(Class S)
Amana Income Fund(1)	ING Invesco Growth and Income Portfolio	ING U.S. Bond Index Portfolio (Class I)
American Century® Income & Growth Fund	(Class S)(2)	ING U.S. Stock Index Portfolio (Class I)
(A Class)(*)(1)	ING JPMorgan Emerging Markets Equity	Invesco Mid Cap Core Equity Fund (Class A)(1)
American Century® Inflation-Adjusted Bond	Portfolio (Class S)	Invesco Small Cap Value Fund (Class Y)(1)
Fund (Investor Class)(1)	ING JPMorgan Mid Cap Value Portfolio	Invesco V.I. American Franchise Fund
Ariel Fund (Investor Class)(1)	(Class S)	(Series I)(2)
Artisan International Fund (Investor Shares)(1)	ING JPMorgan Small Cap Core Equity Portfolio	Invesco V.I. Core Equity Fund (Series I)
ASTON/Fairpointe Mid Cap Fund (Class N)(1)	(Class S)	Janus Aspen Balanced Portfolio
BlackRock Mid Cap Value Opportunities Fund	ING Large Cap Growth Portfolio (Class I)	(Institutional Shares)(*)
(Investor A Shares)(1)	ING Large Cap Value Portfolio (Class I)	Janus Aspen Enterprise Portfolio
Calvert VP SRI Balanced Portfolio	ING Marsico Growth Portfolio (Class I)	(Institutional Shares)(*)
Cohen & Steers Realty Shares, Inc.(1)	ING MFS Total Return Portfolio (Class S)	Janus Aspen Flexible Bond Portfolio
ColumbiaSM Acorn® Fund (Class Z)(*)(1)	ING MFS Utilities Portfolio (Class S)	(Institutional Shares)(*)
Columbia Diversified Equity Income Fund	ING MidCap Opportunities Portfolio (Class I)	Janus Aspen Global Research Portfolio
(Class K)(*)(1)	ING Money Market Portfolio (Class I)	(Institutional Shares)(*)(2)
Columbia Mid Cap Value Fund (Class A)(1)	ING Multi-Manager Large Cap Core Portfolio	Janus Aspen Janus Portfolio
Columbia Mid Cap Value Fund (Class Z)(*)(1)	(Class I)(2)	(Institutional Shares)(*)
Delaware Small Cap Value Fund (Class A)(1)(3)	ING Oppenheimer Global Portfolio (Class I)	Lazard U.S. Mid Cap Equity Portfolio
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO High Yield Portfolio (Class S)	(Open Shares)(1)
Fidelity® VIP Contrafund® Portfolio	ING PIMCO Total Return Portfolio (Class S)	LKCM Aquinas Growth Fund(*)(1)
(Initial Class)	ING Pioneer High Yield Portfolio (Class I)	Loomis Sayles Small Cap Value Fund
Fidelity® VIP Equity-Income Portfolio	ING Pioneer Mid Cap Value Portfolio (Class I)	(Retail Class)(1)
(Initial Class)	ING RussellTM Large Cap Growth Index Portfolio	Lord Abbett Series Fund - Mid Cap Stock
Fidelity® VIP Growth Portfolio (Initial Class)	(Class I)	Portfolio (Class VC)
Fidelity® VIP Mid Cap Portfolio (Initial Class)(*)	ING RussellTM Large Cap Index Portfolio	MetWest Total Return Bond Fund (Class M)(1)(3)
Fidelity® VIP Overseas Portfolio (Initial	(Class I)	Neuberger Berman Socially Responsive Fund®
Class)(*)	ING RussellTM Large Cap Value Index Portfolio	(Trust Class)(1)
Franklin Small Cap Value Securities Fund	(Class S)	New Perspective Fund® (Class R-4)(1)
(Class 2)	ING RussellTM Mid Cap Growth Index Portfolio	Oppenheimer Developing Markets Fund
Fundamental InvestorsSM (Class R-4)(1)	(Class S)	(Class A)(1)
ING American Century Small-Mid Cap Value	ING RussellTM Mid Cap Index Portfolio	Oppenheimer Global Fund/VA(*)(2)
Portfolio (Class S)	(Class I)	Oppenheimer Global Strategic Income
ING Balanced Portfolio (Class I)	ING RussellTM Small Cap Index Portfolio	Fund/VA(*)
ING Baron Growth Portfolio (Class S)	(Class I)	Oppenheimer Main Street Small Cap
ING BlackRock Health Sciences Opportunities	ING Small Company Portfolio (Class I)	Fund® /VA(2)
Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class I)	Pax World Balanced Fund (Individual Investor
ING BlackRock Large Cap Growth Portfolio	ING Solution 2015 Portfolio (Class S)(4)	Class)(1)
(Class I)	ING Solution 2025 Portfolio (Class S)(4)	PIMCO VIT Real Return Portfolio
ING Clarion Global Real Estate Portfolio	ING Solution 2035 Portfolio (Class S)(4)	(Administrative Class)
(Class I)	ING Solution 2045 Portfolio (Class S)(4)	Pioneer Emerging Markets VCT Portfolio
ING Clarion Real Estate Portfolio (Class S)	ING Solution 2055 Portfolio (Class S)(4)	(Class I)
ING Columbia Contrarian Core Portfolio	ING Solution Balanced Portfolio (Class S)(2)(4)	Pioneer High Yield VCT Portfolio (Class I)
(Class S)(2)	ING Solution Income Portfolio (Class S)(4)	SMALLCAP World Fund® (Class R-4)(1)
ING Columbia Small Cap Value II Portfolio	ING Solution Moderately Conservative Portfolio	Templeton Global Bond Fund (Class A)(1)
(Class S)	(Class S)(2)(4)	The Bond Fund of AmericaSM (Class R-4)(1)
ING FMRSM Diversified Mid Cap Portfolio	ING Strategic Allocation Conservative Portfolio	The Growth Fund of America® (Class R-4)(1)
(Class S)(**)	(Class I)(4)	The Hartford Capital Appreciation Fund
ING Global Bond Portfolio (Class I)	ING Strategic Allocation Growth Portfolio	(Class R4)(*)(1)
ING Global Resources Portfolio (Class S)	(Class I)(4)	The Hartford Dividend and Growth Fund
ING GNMA Income Fund (Class A)(1)	ING Strategic Allocation Moderate Portfolio	(Class R4)(*)(1)
ING Growth and Income Portfolio (Class I)	(Class I)(4)	USAA Precious Metals and Minerals Fund
ING Index Plus LargeCap Portfolio (Class I)	ING T. Rowe Price Capital Appreciation	(Adviser Shares)(1)
ING Index Plus MidCap Portfolio (Class I)	Portfolio (Class S)	Wanger International
ING Index Plus SmallCap Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth	Wanger Select
ING Index Solution 2015 Portfolio (Class S)(4)	Portfolio (Class I)	Wanger USA
ING Index Solution 2025 Portfolio (Class S)(4)	ING T. Rowe Price Equity Income Portfolio	Washington Mutual Investors FundSM
ING Index Solution 2035 Portfolio (Class S)(4)	(Class S)	(Class R-4)(1)
ING Index Solution 2045 Portfolio (Class S)(4)	ING T. Rowe Price Growth Equity Portfolio	Wells Fargo Advantage Special Small Cap
ING Index Solution 2055 Portfolio (Class S)(4)	(Class I)	Value Fund (Class A)(1)
ING Index Solution Income Portfolio (Class S)(4)	ING T. Rowe Price International Stock Portfolio
ING Intermediate Bond Portfolio (Class I)	(Class S)
ING International Index Portfolio (Class I)

(*)	Please see “APPENDIX V – Fund Descriptions” for further information regarding the availability of certain funds.
(**)	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public in addition to being available through variable annuity contracts. See “INVESTMENT OPTIONS -
Risks of Investing in the Funds.”
(2)	This fund has changed its name since your last prospectus supplement. See the table in APPENDIX V for a list with the former fund name.
(3)	This fund is scheduled to be available on May 6, 2013.
(4)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES - Fund of Funds” for additional information.

PRO.01107-13	2

TABLE OF CONTENTS

CONTRACT OVERVIEW:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	11
RIGHT TO CANCEL	12
INVESTMENT OPTIONS	12
FEES	16
YOUR ACCOUNT VALUE	24
TRANSFERS	26
WITHDRAWALS	29
SYSTEMATIC DISTRIBUTION OPTIONS	31
LOANS	31
DEATH BENEFIT	32
INCOME PHASE	35
TAX CONSIDERATIONS	38
CONTRACT DISTRIBUTION	47
OTHER TOPICS	50
Anti-Money Laundering - Performance Reporting - Contract Modification - Legal Proceedings - Payment Delay or
Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	52
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	53
APPENDIX II - FIXED ACCOUNT	56
APPENDIX III - FIXED PLUS ACCOUNT	58
APPENDIX IV - PARTICIPANT APPOINTMENT OF EMPLOYER AS	62
AGENT UNDER AN ANNUITY CONTRACT
APPENDIX V – FUND DESCRIPTIONS	63
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	CFI-1

PRO.01107-13 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this	Questions: Contacting the
prospectus for additional information.	Company. Contact your local
representative or write or call the

Who’s Who	Company:
ING
You (the “participant”)*: The individual who participates in the contract	USFS Customer Service
through a retirement plan.	Defined Contribution
Administration
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.	P.O. Box 990063
Hartford, CT 06199-0063

Contract Holder*: The person to whom we issue the contract. Generally, the	1-800-262-3862
plan sponsor or a trust. We may also refer to the contract holder as the
contract owner.	Sending Forms and Written
Requests in Good Order.
We (the “Company”): ING Life Insurance and Annuity Company. We issue
the contract.	If you are writing to change your
beneficiary, request a withdrawal,
For greater detail, review “CONTRACT OWNERSHIP AND RIGHTS” and	or for any other purpose, contact
“CONTRACT PURCHASE AND PARTICIPATION.”	your local representative or the
Company to learn what
information is required in order
The Contract and Your Retirement Plan	for the request to be in “good
order.” By contacting us, we can
Retirement Plan (“plan”): A plan sponsor has established a plan for you.	provide you with the appropriate
This contract is offered as a funding option for that plan. We are not a party to	administrative form for your
the plan.	requested transaction.
Generally, a request is considered
Plan Type: We refer to the plan by the Tax Code section under which it	to be in “good order” when it is
qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment	signed, dated and made with such
under Tax Code section 457. To learn which Tax Code section applies to your	clarity and completeness that we
plan, contact your plan sponsor, your local representative or the Company.	are not required to exercise any
discretion in carrying it out.
Use of an Annuity Contract in your Plan: Under the federal tax laws,
earnings on amounts held in annuity contracts are generally not taxed until	We can only act upon written
requests that are received in good
they are withdrawn. However, in the case of a qualified retirement account	order.
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or
Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and
“participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-13 4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than
10 days after they receive evidence of participation in the contract. See “RIGHT TO CANCEL.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)	Payments to Your Account

STEP 1: You or the contract holder provide ING Life	Step 1 ||
Insurance and Annuity Company with your completed	ING Life Insurance and Annuity Company
enrollment materials.	||	Step 2		||
Variable Annuity
According to the plan, we set up one or more accounts for	Fixed Interest Option	Account C
you. We may set up one or more accounts for employer
contributions and/or for one or more accounts for		Variable Investment
contributions from your salary. Alternatively, we may issue			Options
the contract to an employer or a plan on an unallocated
basis. In that case, we establish a single account under the		The Subaccounts
contract for the contract holder, and the recordkeeper		A	B	Etc.
designated by the plan establishes and maintains an		|| Step 3 ||
Mutual Mutual Etc.
individual account or accounts for each participant.		Fund A Fund B
STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; or
•		Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-13	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the			In this section:
accumulation phase when buying, owning, and withdrawing account value from			• Maximum Transaction
your contract. See “INCOME PHASE” for fees that may apply after you begin			Expenses;
receiving payments under the contract.			• Maximum Periodic Fees and
Charges;
Maximum Transaction Expenses			• Fund Fees and Expenses; and
• Examples.
The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from
the contract or transfer cash value between investment options. State premium			See “FEES” for:
taxes may also be deducted.*			• Early Withdrawal Charge
Schedules;
Maximum Early Withdrawal Charge[1]			• How, When and Why Fees are
(as a percentage of amount withdrawn, if applicable)			Deducted;
• Reduction, Waiver and/or
Applicable to Texas K-12 contracts		7%	Elimination of Certain Fees;
Applicable to all other contracts		5%	• Redemption Fees; and
Loan Interest Rate Spread (per annum)[2]		3.0%	• Premium and Other Taxes.
Loan Initiation Fee[3]		$100.00
Texas K-12 contracts are
voluntary 403(b) annuity contracts
Maximum Periodic Fees and Charges			for employees of K-12 public
schools in Texas who became
The next table describes the fees and expenses that you will pay			participants under the contract on
periodically during the time that you own the contract, not including			and after June 1, 2002. These
contracts meet the requirements
fund fees and expenses.			established by the Teachers
Retirement System of Texas in
Applicable to		Applicable	support of Senate Bill 273.
	Texas K-12	to all other
	contracts	contracts

Maximum Annual Maintenance Fee[4]	$0.00	$30.00

Separate Account Annual Expenses[4]
(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]	1.25%	1.50%

Maximum Administrative Expense Charge	0.25%[6]	0.25%[7]

Maximum Total Separate Account Expenses	1.50%	1.75%
1			This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section.
In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
2			This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% up to 3.0% per annum. Currently, the loan interest spread for most contracts is 2.5% per annum. See
“LOANS - Charges Associated with Loans.”
3			Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “LOANS - Charges Associated with Loans.”
4	These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
5			A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “DEATH BENEFIT.”
6			We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
7	We only impose this charge under some contracts. See “FEES.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”

PRO.01107-13		6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

				Applicable to Texas K-12		Applicable to All Other
				Contracts			Contracts
				Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)				0.27%	1.49%	0.27%		1.61%
and/or service fees, and other expenses)

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum transaction expenses, (assuming no loans) maximum maintenance fees (converted to a percentage of assets equal to 0.186%), maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

					(B) If you do not withdraw your entire
	(A) If you withdraw your entire account				account value or if you select an income
	value at the end of the applicable time				phase payment option at the end of the
	period*:				applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable
to Texas K-	$965	$1,508	$2,069	$3,308	$302	$924	$1,572	$3,308
12 contracts

Applicable
to all other	$864	$1,609	$2,376	$3,815	$357	$1,087	$1,838	$3,815
contracts*

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

PRO.01107-13					7

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

					(B) If you do not withdraw your entire
	(A) If you withdraw your entire				account value or if you select an income
	account value at the end of the				phase payment option at the end of the
	applicable time period*:				applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to
Texas K-12	$851	$1,162	$1,486	$2,084	$180	$557	$959	$2,084
contracts

Applicable to all	$738	$1,233	$1,756	$2,540	$224	$690	$1,183	$2,540
other contracts*

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

PRO.01107-13				8

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC on
November 9, 2012, which was amended on January 23, 2013, and March 19, 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code sections 401, 403(a) and 403(b) are subject to Title I of the
Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the
Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates)
that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.01107-13	9

Purchasing the Contract. To purchase the contract:
• The contract holder submits the required forms and application to the Company; and
• We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:
• We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and
• If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the
Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “FEES - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “INVESTMENT
OPTIONS” and “TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

PRO.01107-13 10

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:
• Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and
• Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b)
plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:
• Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and
• Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1,
2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

PRO.01107-13 11

For additional information about the respective rights of the contract holder and participants, see “APPENDIX IV.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

PRO.01107-13	12

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide a brief description of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding - bought for annuities and life insurance; and
•	Shared funding - bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:
•	Alger Green Fund	•	Invesco Small Cap Value Fund
•	AllianzGI NFJ Large-Cap Value Fund	•	Lazard U.S. Mid Cap Equity Portfolio
•	Amana Growth Fund	•	LKCM Aquinas Growth Fund
•	Amana Income Fund	•	Loomis Sayles Small Cap Value Fund
•	American Century® Income & Growth Fund	•	MetWest Total Return Bond Fund
•	American Century® Inflation-Adjusted Bond Fund	•	Neuberger Berman Socially Responsive Fund®
•	Ariel Fund	•	New Perspective Fund®
•	Artisan International Fund	•	Oppenheimer Developing Markets Fund
•	ASTON/Fairpointe Mid Cap Fund	•	Pax World Balanced Fund
•	BlackRock Mid Cap Value Opportunities Fund	•	SMALLCAP World Fund®
•	Cohen & Steers Realty Shares, Inc.	•	Templeton Global Bond Fund
•	ColumbiaSM Acorn® Fund	•	The Bond Fund of AmericaSM
•	Columbia Diversified Equity Income Fund	•	The Growth Fund of America®
•	Columbia Mid Cap Value Fund	•	The Hartford Capital Appreciation Fund
•	Delaware Small Cap Value Fund	•	The Hartford Dividend and Growth Fund
•	EuroPacific Growth Fund®	•	USAA Precious Metals and Minerals Fund
•	Fundamental InvestorsSM	•	Washington Mutual Investors FundSM
•	ING GNMA Income Fund	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Mid Cap Core Equity Fund		Fund

See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

PRO.01107-13			13

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

PRO.01107-13 14

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “APPENDICES I, II and III” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:
• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

Furthermore, be aware that there may be:
• Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and
• Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a) and 457(b)
plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation
Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

PRO.01107-13 15

FEES

The following repeats and adds to information provided in “FEE TABLE.”	Types of Fees
Please review both this section and “FEE TABLE” for information on fees.	You may incur the following types
of fees under the contract:
Transaction Fees	• Transaction Fees;
> Early Withdrawal Charge;
Early Withdrawal Charge	> Loan Interest Rate Spread
and Loan Initiation Fee;
Withdrawals of all or a portion of your account value may be subject to a	> Redemption Fees;
charge. In the case of a partial withdrawal where you request a specific dollar	• Periodic Fees and Charges;
amount, the amount withdrawn from your account will be the amount you	> Annual Maintenance Fee;
specified plus adjustment for any applicable early withdrawal charge. This	> Mortality and Expense
charge may also be referred to as a surrender charge in your contract and/or	Risk Charge;
certificate/enrollment materials.	> Administrative Expense
Charge;
Purpose: This is a deferred sales charge. It reimburses us for some of the sales	• Fund Fees and Expenses; and
and administrative expenses associated with the contract. If our expenses are	• Premium and Other Taxes.
greater than the amount we collect for the early withdrawal charge, we may
use any of our corporate assets, including potential profit that may arise from	Terms to Understand in
Schedules I, II and Schedule for
the mortality and expense risk charges, to make up the difference.	Texas K-12 Contracts[1]:
• Account Year - a 12-month
Amount: This charge is a percentage of the amount that you withdraw from	period measured from the
the subaccounts, the Fixed Account and the Guaranteed Accumulation	date we establish your
Account. We do not deduct an early withdrawal charge from amounts that you	account, or measured from
withdraw from the Fixed Plus Account. The percentage is determined by the	any anniversary of that date.
early withdrawal charge schedule that applies to your individual account.	• Contract Year - a 12-month
Some of these schedules are listed below. The charge will never be more than	period measured from the
8.5% of your total purchase payments to the individual account, or under some	date we establish the contract,
contracts, the maximum permitted by FINRA rules.	or measured from any
anniversary of that date.
Early Withdrawal Charge Schedules. You may determine which schedule	• Purchase Payment Period
(also called Contribution
applies to you by consulting your certificate or the contract (held by the	Period, Deposit Cycles,
contract holder).	Purchase Payment Cycles, or
Installment Payment Period
Schedule I. This is one of two maximum early withdrawal charge schedules	under some contracts) - the
that may apply to contracts other than Texas K-12 contracts). It grades down to	period of time it takes to
zero over a 10-year period, as shown on the next page. Some contracts have	complete the number of
schedules that grade down to zero over fewer than 10 years.	installment payments
expected to be made to your
Each contract will specify whether a schedule is based on one of the following:	account over a year.
• The number of years since the individual account was established;	For example, if your payment
• The number of years since the contract was established; or	frequency is every two weeks, a
• The number of completed purchase payment periods (see sidebar for	payment period is completed after
definitions and terms used).	26 payments are made. If only 25
payments are made, the payment
period is not completed until the
Unless the contract provides otherwise, the same schedule applies to	26th payment is made. At any
installment purchase payments (ongoing contributions) and to single purchase	given time, the number of
payments (rollovers, exchanges or other one-time contributions).	payment periods completed cannot
exceed the number of account
years completed, regardless of the
number of payments made.

_ ______________
[1] Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers
Retirement System of Texas in support of Senate Bill 273.

PRO.01107-13 16

Schedule I
Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. Schedule III applies to participants who enroll in Texas K-12 contracts.

Schedule III
Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k),
Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-13	17

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth
403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) or Roth 457(b) employee installment account, when the participant’s Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:
• Used to provide income payments during the income phase;
• Paid because of your death before income payments begin;
• Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
• Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION
OPTIONS”); or
• Taken on or after the 10th anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:
• Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
• Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
• Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);
* Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.
** This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-13	18

•	Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth
403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*
•	Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
•	Made because the Company terminated the account under the circumstances described in “OTHER TOPICS -
Account Termination;”
•	Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the
Company;
•	Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
•	Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
•	Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:
•	The number of participants under the plan;
•	The type and nature of the group to which a contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
•	Our assessment of financial risk to the Company relating to withdrawals; and
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.
* To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-13	19

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account.
Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:
•	The size, type and nature of the group to which a contract is issued;
• Amount of contributions to the contract;
•	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
•	The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
•	The number of eligible participants and the program’s participation rate.

PRO.01107-13	20

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the Fee Table.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “INCOME PHASE - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract
(held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:
• Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The frequency, consistency and method of submitting payments and loan repayments;
• The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions;
• The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;
• Whether or not a transfer credit was selected by the plan sponsor; and
• Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

PRO.01107-13 21

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.01107-13	22

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2012, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	BlackRock, Inc.
•	American Funds®	•	Neuberger Berman Management, Inc.
•	OppenheimerFunds, Inc.	•	Loomis Sayles Funds
•	Franklin® Templeton® Investments	•	Aston Funds
•	PIMCO Funds	•	Lazard Funds, Inc.
•	Columbia Funds	•	USAA Funds
•	Wells Fargo Funds Management, LLC	•	Alger Funds
•	Amana Funds	•	Ariel Mutual Funds
•	Lord Abbett Funds	•	Artisan Funds
•	Invesco Investments	•	Allianz Global Investors
•	Pax World Funds	•	Cohen & Steers
•	Invesco Investments	•	Janus Funds
•	American Century Investments®	•	Hartford Mutual Funds
•	Pioneer Investments	•	LKCM Aquinas Funds
•	Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2012, the affiliated funds would be first on the list.

PRO.01107-13			23

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date; less
• Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus
• The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

PRO.01107-13 24

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 contribution		Step 1: An investor contributes
		Step 1 ||	$5,000.
ING Life Insurance and Annuity Company
		Step 2 ||	Step 2:
	Variable Annuity Account C		•	He directs us to invest $3,000 in
	Subaccount A	Subaccount B	Etc.	Fund A. His dollars purchase
	300	80		300 accumulation units of
	accumulation	accumulation		Subaccount A ($3,000 divided
	units	units		by the current $10 AUV);and
			•	He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of
Subaccount B ($2,000 divided
by the current $25 AUV).
Step 3: The separate account then
	||	Step 3 ||	purchases shares of the applicable
funds at the current market value
	Fund A	Fund B	(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.01107-13			25

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)
to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

PRO.01107-13 26

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

PRO.01107-13 27

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value to match your current investment allocations. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at www.ingretirementplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-13	28

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed		Taxes, Fees and Deductions
interest options and other restrictions (see “Withdrawal Restrictions” in this
section), the contract holder, or you if permitted by the plan, may withdraw all		Amounts withdrawn may be
or a portion of your account value at any time during the accumulation phase.		subject to one or more of the
following:
Steps for Making a Withdrawal. The contract holder, or you if permitted by		• Early Withdrawal Charge.
See “FEES - Early
	the plan, must select the withdrawal amount:	Withdrawal Charge”
•	Full Withdrawal: You will receive, reduced by any required tax, your	• Maintenance Fee. See “FEES
	account value allocated to the subaccounts, the Guaranteed Accumulation	- Annual Maintenance Fee”
	Account (plus or minus any applicable market value adjustment) and the	• Market Value Adjustment.
	Fixed Account, minus any applicable early withdrawal charge,	See “APPENDIX I”
	maintenance fee, and redemption fees, plus the amount available for	• Redemption Fees. See “FEES
	withdrawal from the Fixed Plus Account; or	- Redemption Fees”
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will	• Tax Penalty. See “TAX
	receive, reduced by any required tax, the amount you specify, subject to	CONSIDERATIONS”
	the value available in your account. However, the amount actually	• Tax Withholding. See “TAX
	withdrawn from your account will be adjusted by any applicable	CONSIDERATIONS”
redemption fees, and by any applicable early withdrawal charge for
	amounts withdrawn from the subaccounts, the Guaranteed Accumulation	To determine which may apply,
	Account or the Fixed Account, and any positive or negative market value	refer to the appropriate sections of
this prospectus, contact your local
	adjustments for amounts withdrawn from the Guaranteed Accumulation	representative or call the Company
	Account. The amount available from the Fixed Plus Account may be	at the number listed in
	limited;	“CONTRACT OVERVIEW -
•	Select investment options. If not specified, we will withdraw dollars in the	Questions: Contacting the
	same proportion as the values you hold in the various investment options	Company.”
from each investment option in which you have an account value; and
•	Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.”

For a description of limitations on withdrawals from the Fixed Plus
Account, see “APPENDIX III.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
•	As of the next valuation after we receive a request for withdrawal in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company;” or
•	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which became due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.01107-13	29

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31,
1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b)
and Roth 403(b) Plans;”
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
• The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;
• If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met;
• Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value;
and
• Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

PRO.01107-13 30

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distributions Option
exercise one of these options, the account value must meet any minimum
dollar amount and age criteria applicable to that option. To determine what	If available under your plan, a
systematic distribution options are available, check with the contract holder or	systematic distribution option
allows you to receive regular
the Company.	payments from your account
without moving into the income
Systematic distribution options currently available under the contract include	phase. By remaining in the
the following:	accumulation phase, you retain
• Systematic Withdrawal Option (SWO). SWO is a series of partial	certain rights and investment
withdrawals from your account based on a payment method you select. It	flexibility not available during the
is designed for those who want a periodic income while retaining	income phase. Because the
accumulation phase investment flexibility for amounts accumulated under	account remains in the
the account. (This option may not be available if you have an outstanding	accumulation phase, all
accumulation phase charges
loan); and	continue to apply.
• Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “TAX CONSIDERATIONS.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant
Roth 401(k) or Roth 403(b) accounts are excluded from the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed

PRO.01107-13 31

interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b)
account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth
457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:
• Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between
0.0% and up to 3.0%; or
•	Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is		During the Income Phase
payable to the beneficiary named under the contract (contract beneficiary):
•	Under contracts issued in connection with most types of plans except	This section provides information
	most voluntary 403(b) and Roth 403(b) plans, the contract holder must be	about the accumulation phase. For
	named as the contract beneficiary, but may direct that we make any	death benefit information
applicable to the income phase,
	payments to the beneficiary you name under the plan (plan beneficiary);	see “INCOME PHASE.”
and
•	Under most group contracts issued in connection with voluntary 403(b)
and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:
•	The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;
•	The payment request should include selection of a benefit payment option; and
•	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

PRO.01107-13	32

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “INCOME PHASE – Income Phase Payment
Options”); and
• Payment under an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC
DISTRIBUTION OPTIONS.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
• Leaving the account value invested in the contract; and
• Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds
(“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account;
or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

PRO.01107-13 33

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation
Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “FEES - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed
Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” where:
• (a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and
• (b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “APPENDIX I” and the Guaranteed Accumulation Account
prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the
Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT
OVERVIEW – QUESTIONS: Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:
• A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
• B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

PRO.01107-13 34

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated	We may have used the following
account value.	terms in prior prospectuses:
• Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you	Phase;
want to start receiving income phase payments, the contract holder, or you if	• Annuity Option-Income
Phase Payment Option;
permitted by the plan, must notify us in writing of the following:	• Annuity Payment-Income
• Start date;	Phase Payment; and
• Income phase payment option (see the income phase payment options	• Annuitization-Initiating
table in this section);	Income Phase Payments.
• Income phase payment frequency (i.e., monthly, quarterly, semi-annually
or annually);	Also, income phase payments are
• Choice of fixed or variable payments;	sometimes referred to as “annuity
• Selection of an assumed net investment rate (only if variable payments are	payments.”
elected); and
• Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “CONTRACT OVERVIEW - Questions: Contacting the Company.”

PRO.01107-13 35

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds
(“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.01107-13	36

Terms used in the Tables:
•	Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	• When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least five years. In certain cases, a lump-sum payment may be
Guaranteed	requested at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.
(1)For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

PRO.01107-13	37

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal
Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

TAX CONSIDERATIONS

Introduction	In this Section: • Introduction; • Taxation of Qualified Contracts; • Possible Changes in Taxation; and • Taxation of the Company

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The
U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:
• Your tax position (or the tax position of the designated beneficiary, as	When consulting a qualified tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
applicable) may influence the federal taxation of amounts held or paid out under the contract;
• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts).
Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code section 415(m), deferred compensation plans under Tax Code section 457(f), and bona fide severance pay plans under Tax Code section 457(e). Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.01107-13 38

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section
457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m)
arrangements in this prospectus;
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b)
(eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b)
plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and
• Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a qualified tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS” section of this prospectus under the heading “Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A).
We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

PRO.01107-13 39

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f)
plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

PRO.01107-13 40

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $51,000 (as indexed for 2013). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b)
plan to generally no more than $17,500 (2013). Contribution limits are subject to annual adjustments for cost-of-
living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,500 (as indexed for 2013). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2013 is $17,500, plus the catch-up contribution limit of
$5,500 (2013); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

PRO.01107-13 41

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:
• Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
• Interest at the underpayment rate plus one percent on the underpayments, and
• An additional penalty tax equal to 20% of the amount included in income.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
• You have attained age 59½;
• You have become disabled, as defined in the Tax Code;
• You have died and the distribution is to your beneficiary;
• You have separated from service with the plan sponsor at or after age 55;
• The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
• You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
• The distribution is made due to an IRS levy upon your plan;
• The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
• The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following requirements:
• The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
• The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

PRO.01107-13 42

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or
Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
•	The calendar year you attain age 70½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

PRO.01107-13	43

457(f) Plans. Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also allows distributions only upon the occurrence of the following specified events:
• Separation from service;
• Disability;
• Death;
• Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
• Change in control or ownership of the sponsoring employer; or
• Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b)
and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth
457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

PRO.01107-13 44

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental
Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,”
under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) -
and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 401(k), Roth 403(b) or Roth 457(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

PRO.01107-13 45

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

On January 2, 2013, The American Taxpayer Relief Act of 2012 (HR 8) was signed into law. This law expanded a participant’s ability to convert their pre-tax monies in a 401(k), 403(b) or governmental 457 plan into
Roth post tax funds through a taxable “In-Plan Roth Rollover” transfer. Although this new law is effective for In-
Plan Roth Rollover transfers made on or after December 31, 2012, and may include amounts held under a plan prior to that date, there are many issues from a federal income tax and plan administration perspective that need to be resolved before a recordkeeper may offer this new In-Plan Roth Rollover feature to plan sponsors. Consequently,
In-Plan Roth Rollover transfers may not yet be available through the contract.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax
consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.01107-13 46

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to
3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-
based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

PRO.01107-13	47

We may also enter into special compensation arrangements with certain distributors based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.01107-13 48

The following is a list of the top 25 distributors that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	NFP Securities, Inc.
•	Symetra Investment Services, Inc.	•	Morgan Keegan and Company, Inc.
•	LPL Financial Corporation	•	Securities America, Inc.
•	American Portfolios Financial Services, Inc.	•	Cadaret, Grant & Co., Inc.
•	MetLife Securities, Inc.	•	Tower Square Securities, Inc.®
•	Cetera Financial Group	•	NIA Securities, L.L.C.
•	Morgan Stanley Smith Barney LLC	•	RBC Capital Markets, LLC
•	Lincoln Financial Advisors Corporation	•	Woodbury Financial Services, Inc.
•	Financial Telesis Inc./Jhw Financial Services Inc.	•	National Planning Corporation
•	Walnut Street Securities, Inc.®	•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	PlanMember Securities Corporation	•	PFS Investments Inc.
•	Northwestern Mutual Investment Services, LLC	•	First Allied Securities, Inc.
•	Royal Alliance Associates, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective December 28, 2009, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agrees:
•	To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
•	To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
•	To develop a statewide program to educate OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and
•	To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and
OEA Board member functions that Company personnel are permitted to attend, although the Agreement between
OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

PRO.01107-13			49

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

PRO.01107-13 50

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

• Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

• Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
ING Financial Advisers, LLC, periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

PRO.01107-13 51

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the
Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
and
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:
• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.”

PRO.01107-13 52

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW - Questions -
Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
• The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
• The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts (not including the contracts offered through this prospectus) may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:
• (a) is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
• (b) is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If provided for in the contract, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.01107-13 53

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected.

The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term, including investors to whom the rate lock may not be available through their contract.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
• Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
• Tax Penalties and/or Tax withholding - See “TAX CONSIDERATIONS;”
• Early Withdrawal Charge - See “FEES;” and/or
• Maintenance Fee - See “FEES.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term – three years or less; and
• Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.01107-13 54

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering.
You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.01107-13	55

APPENDIX II

FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:
• The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
• The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES -
Early Withdrawal Charge.”

PRO.01107-13 56

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company” at
least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

PRO.01107-13	57

APPENDIX III

FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-13	58

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:
• The hardship is certified (required under most contracts);
• The partial withdrawal is taken proportionally from each investment option in which your account invests;
• The amount is paid directly to you; and
• The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:
• The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
• The amount withdrawn is paid directly to you; and
• The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior
12 months (or, under some contracts, during the prior calendar year);
• One-fourth of the remaining Fixed Plus Account value 12 months later;
• One-third of the remaining Fixed Plus Account value 12 months later;
• One-half of the remaining Fixed Plus Account value 12 months later; and
• The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
• Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
• Due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
• When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of
New York or, under some contracts, within the prior calendar year).

PRO.01107-13 59

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:
• Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
> The hardship is certified by the employer;
> The amount is paid directly to you; and
> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);
• For any in-service distributions permitted by the plan and the following conditions are met:
> The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and
> The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);
• Due to your separation from service with the employer, provided that all the following apply*:
> The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed
Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;
• If you are at least age 59½ and, if applicable, have completed nine payment periods;
• If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or
• For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
> The disability is certified by the employer or otherwise documented in a form acceptable to us; and
> The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” or under some contracts, as of the
January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less

($2,000 or less under some contracts).
* Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
• The employer certifies that you have separated from service;
• We receive the withdrawal request within 60 days of the date of separation; and
• You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.
PRO.01107-13 60

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “CONTRACT
PURCHASE AND PARTICIPATION - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus
Account.

PRO.01107-13	61

APPENDIX IV

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and
Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or
403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her employee account subject to the restrictions of Tax Code sections
403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the
Plan and the restrictions of Tax Code section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
• The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.
• On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
• In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract.
The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury
Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility -
403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-13	62

APPENDIX V

FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

• Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus
Aspen Global Research Portfolio, Janus Aspen Janus Portfolio, Oppenheimer Global Fund/VA and Oppenheimer
Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
• American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
• The following funds are not available to all plans: AllianzGI NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and
Growth Fund. Availability is subject to Company and/or plan sponsor approval.
• Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
• Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
• Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

List of Fund Name Changes

New Fund Name	Former Fund Name
AllianzGI NFJ Large-Cap Value Fund	Allianz NFJ Large-Cap Value Fund
ING Columbia Contrarian Core Portfolio	ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Invesco Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio
ING Multi-Manager Large Cap Core Portfolio	ING Pioneer Fund Portfolio
ING Solution Balanced Portfolio	ING Solution Growth Portfolio
ING Solution Moderately Conservative Portfolio	ING Solution Moderate Portfolio
Invesco V.I. American Franchise Fund	Invesco Van Kampen V.I. American Franchise Fund
Janus Aspen Global Research Portfolio	Janus Aspen Worldwide Portfolio
Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Small Cap Fund® /VA	Oppenheimer Main Street Small- & Mid-Cap Fund® /VA

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.01107-13	63

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Alger Green Fund		Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
AllianzGI NFJ Large-Cap Value Fund		Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
Amana Growth Fund		Seeks long-term capital growth, consistent with
Islamic principles.
Investment Adviser: Saturna Capital Corporation
Amana Income Fund		Seeks current income and preservation of
capital, consistent with Islamic principles.
Investment Adviser: Saturna Capital Corporation
American Century® Income & Growth Fund		Seeks long-term capital growth by investing in
common stocks. Income is a secondary
Investment Adviser: American Century Investment		objective.
Management, Inc.
American Century Ò Inflation-Adjusted Bond Fund		Seeks to provide total return and inflation
protection consistent with investments in
Investment Adviser: American Century Investment		inflation-indexed securities.
Management, Inc.
Ariel Fund		Seeks long-term capital appreciation by
investing in undervalued companies that show
Investment Adviser: Ariel Investments, LLC		strong potential for growth.
Artisan International Fund		Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited Partnership
ASTON/Fairpointe Mid Cap Fund		Seeks long-term total return through capital
appreciation by investing primarily in common
Investment Adviser: Aston Asset Management, LP		and preferred stocks and convertible securities.

Subadviser: Fairpointe Capital LLC
BlackRock Mid Cap Value Opportunities Fund		Seeks capital appreciation and, secondarily,
income by investing in securities, primarily
Investment Adviser: BlackRock Advisors, LLC		equity securities that Fund management
believes are undervalued and therefore
Subadviser: BlackRock Investment Management, LLC		represent an investment value.
Calvert VP SRI Balanced Portfolio		A non-diversified portfolio that seeks to
achieve a competitive total return through an
Investment Adviser: Calvert Investment Management, Inc.		actively managed portfolio of stocks, bonds
and money market instruments which offer
Subadvisers: (equity portion of Portfolio): New		income and capital growth opportunity and
Amsterdam Partners LLC		which satisfy the investment criteria, including
financial, sustainability and social
Calvert Investment Management, Inc. manages the fixed-		responsibility factors.
income portion of the Portfolio and handles allocation of
assets and Portfolio Managers for the Portfolio.
Cohen & Steers Realty Shares, Inc.		A non-diversified fund that seeks total return
through investment in real estate securities.
Investment Adviser: Cohen & Steers Capital Management, Inc.

PRO.01107-13	64

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level
of current income and as a secondary objective
Investment Adviser: Columbia Management Investment	steady growth of capital.
Advisers, LLC
Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Advisors,
LLC
Delaware Small Cap Value Fund	Seeks capital appreciation.

Investment Adviser: Delaware Management Company
EuroPacific Growth Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: FMR	achieve a yield which exceeds the composite
yield on the securities comprising the S&P
Subadvisers: FMRC and other investment advisers	500® Index.
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: FMR

Subadvisers: FMRC and other investment advisers
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal
market conditions, the fund invests at least 80%
Investment Adviser: Franklin Advisory Services, LLC	of its net assets in investments of small
capitalization companies.
Fundamental InvestorsSM	Seeks to achieve long-term growth of capital
and income.
Investment Adviser: Capital Research and Management
CompanySM

PRO.01107-13 65

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Balanced Portfolio		Seeks total return consisting of capital
appreciation (both realized and unrealized) and
Investment Adviser: ING Investments, LLC		current income; the secondary investment
objective is long-term capital appreciation.
Subadviser: ING Investment Management Co. LLC
ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Clarion Real Estate Portfolio		A non-diversified portfolio that seeks total
return including capital appreciation and
Investment Adviser: Directed Services LLC		current income.

Subadviser: CBRE Clarion Securities LLC
ING Columbia Contrarian Core Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC
ING Columbia Small Cap Value II Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC

PRO.01107-13	66

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company
* FMRSM is a service mark of Fidelity Management & Research Company
ING Global Bond Portfolio		Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC		appreciation.

Subadviser: ING Investment Management Co. LLC
ING Global Resources Portfolio		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING GNMA Income Fund		Seeks a high level of current income, consistent
with liquidity and safety of principal, through
Investment Adviser: ING Investments, LLC		investment primarily in Government National
Mortgage Association (“GNMA”) mortgage-
Subadviser: ING Investment Management Co. LLC		backed securities (also known as GNMA
Certificates) that are guaranteed as to the
timely payment of principal and interest by the
U.S. government.
ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible into
common stocks. It is anticipated that capital
Subadviser: ING Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.01107-13	67

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Index Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: ING Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors
in achieving total return.

PRO.01107-13	68

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of a widely accepted international
Subadviser: ING Investment Management Co. LLC		index.
ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC

PRO.01107-13	69

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
ING MFS Utilities Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Massachusetts Financial Services Company
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*		Seeks to provide high current return, consistent
with preservation of capital and liquidity,
Investment Adviser: ING Investments, LLC		through investment in high-quality money
market instruments while maintaining a stable
Subadviser: ING Investment Management Co. LLC		share price of $1.00.

*There is no guarantee that the ING Money Market Portfolio
subaccount will have a positive or level return.
ING Multi-Manager Large Cap Core Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING Pioneer High Yield Portfolio		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

PRO.01107-13	70

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Growth
Subadviser: ING Investment Management Co. LLC		Index.
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Value Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Value Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Mid Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Midcap® Growth Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Mid Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Midcap® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Small Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell 2000® Index.
Subadviser: ING Investment Management Co. LLC
ING Small Company Portfolio		Seeks growth of capital primarily through
investment in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks of companies with smaller
market capitalizations.
Subadviser: ING Investment Management Co. LLC
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.01107-13	71

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution Balanced Portfolio		Seeks to provide capital growth through a
diversified asset allocation strategy.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC
ING Solution Moderately Conservative Portfolio		Seeks to provide a combination of total return
and stability of principal through a diversified
Investment Adviser: Directed Services LLC		asset allocation strategy.

Subadviser: ING Investment Management Co. LLC

PRO.01107-13	72

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio		Seeks capital appreciation. Current income is
only an incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited

PRO.01107-13	73

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING U.S. Bond Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Barclays Capital U.S. Aggregate
Subadviser: ING Investment Management Co. LLC		Bond Index.
ING U.S. Stock Index Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
Invesco Mid Cap Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Small Cap Value Fund		Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund		Seeks capital growth.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Janus Aspen Balanced Portfolio		Seeks long-term capital growth, consistent with
preservation of capital and balanced by current
Investment Adviser: Janus Capital Management LLC		income.
Janus Aspen Enterprise Portfolio		Seeks long-term capital growth.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio		Seeks to obtain maximum total return,
consistent with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Global Research Portfolio		Seeks long-term growth of capital.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Janus Portfolio		Seeks long-term growth of capital.

Investment Adviser: Janus Capital Management LLC
Lazard U.S. Mid Cap Equity Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
LKCM Aquinas Growth Fund		Seeks to maximize long-term capital
appreciation.
Investment Adviser: Luther King Capital Management
Corporation
Loomis Sayles Small Cap Value Fund		Seeks long-term capital growth from
investment in common stocks or other equity
Investment Adviser: Loomis, Sayles & Company, L.P.		securities.
Lord Abbett Series Fund – Mid Cap Stock Portfolio		The Fund seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC (Lord		which are believed to be undervalued in the
Abbett)		marketplace.

PRO.01107-13	74

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
MetWest Total Return Bond Fund

Investment Adviser: Metropolitan West Asset	Seeks to maximize long-term total return.
Management, LLC
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet
Investment Adviser: Neuberger Berman Management LLC	the fund’s financial criteria and social policy.

Subadviser: Neuberger Berman LLC
New Perspective Fund®	Seeks to provide long-term growth of capital.
Future income is a secondary objective.
Investment Adviser: Capital Research and Management
CompanySM
Oppenheimer Developing Markets Fund	The Fund aggressively seeks capital
appreciation.
Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	The Fund seeks total return.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® /VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.
SMALLCAP World Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Templeton Global Bond Fund	Seeks current income with capital appreciation
and growth of income.
Investment Adviser: Franklin Advisers, Inc.
The Bond Fund of AmericaSM	Seeks to provide as high a level of current
income as is consistent with the preservation of
Investment Adviser: Capital Research and Management	capital.
CompanySM
The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM

PRO.01107-13 75

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
The Hartford Capital Appreciation Fund	Seeks growth of capital.

Investment Adviser: Hartford Funds Management
Company, LLC (HFMC)

Subadviser: Wellington Management Company, LLP
The Hartford Dividend and Growth Fund	Seeks a high level of current income consistent
with growth of capital.
Investment Adviser: Hartford Funds Management
Company, LLC (HFMC)

Subadviser: Wellington Management Company, LLP
USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term
capital appreciation and to protect the
Investment Adviser: USAA Asset Management Company	purchasing power of your capital against
inflation.
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Washington Mutual Investors FundSM	Seeks to produce income and to provide the
opportunity for growth of principal consistent
Investment Adviser: Capital Research and Management	with sound common stock investing.
CompanySM
Wells Fargo Advantage Special Small Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds Management, LLC

Subadviser: Wells Capital Management Incorporated

PRO.01107-13 76

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX

Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 10
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 20
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 28
With Total Separate Account Charges of 0.20%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 35
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 44
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 54
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 60
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 71
With Total Separate Account Charges of 0.45%
Table 10 – For Certain ING Optional Retirement Product Contracts With Total Separate Account	CFI 78
Charges of 0.45% Issued Beginning in October, 2012
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 82
With Total Separate Account Charges of 0.50%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 93
With Total Separate Account Charges of 0.55%
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 103
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 107
With Total Separate Account Charges of 0.60%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 118
With Total Separate Account Charges of 0.65%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 128
With Total Separate Account Charges of 0.70%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 139
With Total Separate Account Charges of 0.75%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 150
With Total Separate Account Charges of 0.80%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 161
With Total Separate Account Charges of 0.85%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 171
With Total Separate Account Charges of 0.90%
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 183
With Total Separate Account Charges of 0.90% Effective December 16, 2008

PRO.01107-12

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 192
With Total Separate Account Charges of 0.95%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 203
With Total Separate Account Charges of 1.00%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 214
With Total Separate Account Charges of 1.05%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 224
With Total Separate Account Charges of 1.10%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 234
With Total Separate Account Charges of 1.15%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 244
With Total Separate Account Charges of 1.20%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 255
With Total Separate Account Charges of 1.25%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 265
With Total Separate Account Charges of 1.30%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 274
With Total Separate Account Charges of 1.35%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 283
With Total Separate Account Charges of 1.40%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 293
With Total Separate Account Charges of 1.45%

Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 303
With Total Separate Account Charges of 1.50%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 312
With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 323
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 327
Separate Account Charges of 1.40%

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 334
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 344
and Deferred Compensation Plans

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 351
of 0.00% Effective January 4, 2005

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 354
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 357
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 368
of 0.40%

PRO.01107-13

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 377
of 0.45%
Table 44 - For Deferred Compensation Contracts With Total Separate Account Charges	CFI 378
of 0.50%
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 381
of 0.75%
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 390
of 0.80%
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 398
of 0.80% Effective March 1, 2007
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 408
of 0.95% Effective December 16, 1996
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 417
of 0.95% Effective March 20, 2008
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 422
of 1.25%
Table 51 – For Deferred Compensation Contracts With Total Separate Account	CFI 431
Charges of 0.60%
Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 432
Account Charges

PRO.01107-13

iii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2012, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2012 are not reflected in the following information.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.56	$14.31	$13.06	$11.56
Value at end of period	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	0	0	0	72
AMANA GROWTH FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.09	$11.30	$10.30
Value at end of period	$12.33	$11.09	$11.30
Number of accumulation units outstanding at end of period	9,767	8,321	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.85	$11.37	$10.78	$10.87
Value at end of period	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	5,494	4,742	4,534	3,425
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.69	$14.05	$12.53	$10.00	$13.80
Value at end of period	$16.23	$14.69	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	0	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.74	$9.21	$7.68
Value at end of period	$10.05	$8.74	$9.21
Number of accumulation units outstanding at end of period	9,299	5,950	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.54	$9.97	$8.11	$6.13	$6.56
Value at end of period	$11.11	$9.54	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	0	0	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03	$15.73
Value at end of period	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	72,179	65,836	62,986	39,259	24,302	214	9

CFI 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.57	$22.13	$18.88	$13.91	$24.20	$20.61
Value at end of period	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	9,581	7,915	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82	$16.47
Value at end of period	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	504	525	430	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.29	$14.26	$11.48	$8.95	$14.98
Value at end of period	$16.39	$14.29	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	0	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22	$11.33
Value at end of period	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22
Number of accumulation units outstanding at end of period	0	0	0	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.29	$14.84	$13.12	$10.37	$16.12
Value at end of period	$14.84	$12.29	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	0	0	3,619	3,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.36	$21.16	$16.50	$12.78	$19.07	$20.77
Value at end of period	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	588	588	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.17	$9.35	$7.82
Value at end of period	$10.73	$9.17	$9.35
Number of accumulation units outstanding at end of period	99,581	100,900	115,080
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.08	$19.70	$16.14	$11.90	$16.20	$17.81
Value at end of period	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	4,753	3,587	3,390	1,705	297	59
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.78	$15.99	$14.01	$11.75	$15.47
Value at end of period	$17.93	$15.78	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	0	0	39,493	41,539
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.17	$19.73	$15.60	$11.54	$19.64	$18.54
Value at end of period	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	9,971	5,324	5,533	6,743	5,483	198
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.41	$12.80	$11.97	$9.97	$13.97	$12.87	$12.12
Value at end of period	$15.92	$13.41	$12.80	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	1,224	1,246	908	1,862	1,468	42	7

CFI 2

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.41	$9.54	$8.39	$6.43	$9.35
Value at end of period	$10.80	$9.41	$9.54	$8.39	$6.43
Number of accumulation units outstanding at end of period	0	0	0	13,275	14,085
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$5.32	$5.94	$5.01	$3.28	$5.45	$4.69
Value at end of period	$5.74	$5.32	$5.94	$5.01	$3.28	$5.45
Number of accumulation units outstanding at end of period	17,607	12,654	9,797	3,894	3,572	13
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	15,331	8,673	6,606	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.95	$10.91	$8.52	$6.27	$10.20	$13.11
Value at end of period	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	971	776	307	3,941	3,411	8
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.48	$10.77	$8.59	$6.89	$6.28
Value at end of period	$11.96	$10.48	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	0	0	87	12
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.38	$20.33	$18.15	$13.79	$21.84
Value at end of period	$21.76	$19.38	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	914	934	803	645	339
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.79	$16.61	$12.94	$9.30	$15.28	$15.09
Value at end of period	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	13,130	11,971	9,824	2,260	836	30
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97	$10.55
Value at end of period	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	20,162	16,133	14,394	12,134	10,513	424	8
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.24	$13.47	$11.08	$8.06	$12.39
Value at end of period	$11.89	$12.24	$13.47	$11.08	$8.06
Number of accumulation units outstanding at end of period	0	0	0	2,231	10,362
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.25	$14.10	$12.66	$8.74	$12.91
Value at end of period	$13.38	$12.25	$14.10	$12.66	$8.74
Number of accumulation units outstanding at end of period	195	108	23	5,704	3,620
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.92	$10.95	$9.59	$7.36	$10.51
Value at end of period	$12.64	$10.92	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	0	0	0	72,289	74,349

CFI 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.48	$13.50	$11.84	$9.61	$13.66
Value at end of period	$15.43	$13.48	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	20	20	464	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$26.58	$26.88	$22.05	$16.74	$26.82	$27.91
Value at end of period	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	3,885	3,885	2,914	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$19.30	$19.44	$15.83	$12.68	$19.08	$22.35
Value at end of period	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	32	32	37	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	2,361	2,121	1,814	10,985	26,354	13,376	4	212,583
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.22	$8.23	$7.63	$6.99
Value at end of period	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	669	732	1,247	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.63	$14.85	$14.49	$11.39	$19.91	$18.72
Value at end of period	$15.06	$12.63	$14.85	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	298	191	125	4,699	3,539	2
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.67	$13.97	$12.13	$9.44	$13.91
Value at end of period	$16.23	$13.67	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	295	316	244	7,922	6,993
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.17	$13.31	$11.85	$9.66	$12.03
Value at end of period	$14.85	$13.17	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	58,225	63,615	79,129	29,674	26,806
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.25	$12.52	$11.13	$8.98	$13.25	$13.66
Value at end of period	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	69,418	80,383	82,146	6,875	3,216	153
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.90	$25.57	$21.25	$12.39	$22.36
Value at end of period	$24.89	$20.90	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	0	0	0	7,915	234
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.76	$19.41	$15.78	$12.56	$18.34
Value at end of period	$23.72	$19.76	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	4,120	3,462	3,668	665	980

CFI 4

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.57	$14.76	$11.65	$9.15	$13.06	$14.35
Value at end of period	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	21,844	24,334	21,177	481	256	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.44	$10.34
Value at end of period	$12.33	$10.44
Number of accumulation units outstanding at end of period	7,831	3,845
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.05	$8.75	$7.33	$6.50	$8.95
Value at end of period	$10.38	$9.05	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	3,383	3,303	2,358	6,902	5,503
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14	$10.29	$8.57	$6.62	$10.24
Value at end of period	$11.45	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	185	185	167	120	2,031
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.41	$16.15	$14.70	$12.47	$10.95
Value at end of period	$18.24	$16.41	$16.15	$14.70	$12.47
Number of accumulation units outstanding at end of period	0	0	0	1,967	1,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$19.18	$18.03	$15.86	$11.94	$19.17	$16.64
Value at end of period	$21.73	$19.18	$18.03	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	102	119	62	3,089	2,654	864
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.37	$18.47	$14.17	$10.02	$14.66
Value at end of period	$20.98	$18.37	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	23,390	32,870	31,948	866	879
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	21,295	19,951	16,121	20,347	16,516	2,879	23	256,425
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.70	$14.91	$12.85	$9.20	$15.42	$13.92
Value at end of period	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	2,368	2,346	1,849	63,263	62,671	412
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52	$11.15
Value at end of period	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	0	1,280	1,226	1,103	696	49	16
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.01	$16.48	$15.32	$13.60	$14.10
Value at end of period	$18.35	$17.01	$16.48	$15.32	$13.60
Number of accumulation units outstanding at end of period	80,342	73,385	62,119	33,406	5,932

CFI 5

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88	$10.31
Value at end of period	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	536	558	594	3,892	2,956	62	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66	$10.61
Value at end of period	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	3,557	3,674	3,170	12,891	1,301	469	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.70	$11.24	$9.51	$7.58	$11.30	$10.69
Value at end of period	$11.90	$10.70	$11.24	$9.51	$7.58	$11.30
Number of accumulation units outstanding at end of period	23,581	23,176	19,733	4,729	3,331	113
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.86	$14.26	$12.64	$10.72
Value at end of period	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	0	1,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.51	$9.27	$8.26	$6.99
Value at end of period	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	997	685	625	538
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.33	$13.25	$11.92	$10.08
Value at end of period	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,056	1,078	985	842
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.91	$16.26	$12.92	$11.44
Value at end of period	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	0	166
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.27	$10.46	$8.36	$5.96	$8.96
Value at end of period	$12.02	$10.27	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	3,035	4	0	125	126
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.86
Value at end of period	$12.50
Number of accumulation units outstanding at end of period	75
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.00	$11.90	$8.99	$6.86	$9.96
Value at end of period	$13.82	$12.00	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	0	0	145	117
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.47	$24.07	$19.35	$15.17	$20.39
Value at end of period	$26.88	$23.47	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	4	3	0	9,558	8,605

CFI 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93	$11.81
Value at end of period	$13.75	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	13,586	14,576	11,920	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.89	$12.27	$10.78	$8.57	$12.11
Value at end of period	$13.48	$11.89	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	23,050	29,662	30,054	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.85	$12.42	$10.84	$8.45	$13.41	$12.97
Value at end of period	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	27,806	26,751	26,022	18,214	14,316	4
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.80	$12.44	$10.81	$8.32	$13.84	$12.92
Value at end of period	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	23,353	17,756	11,916	8,010	4,131	66
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.99
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	101
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.61	$12.57	$11.47	$9.78	$11.64
Value at end of period	$13.84	$12.61	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	6,605	6,979	4,526	1,578	285
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62	$14.13
Value at end of period	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	1,286	1,083	796	6,374	5,534	2	13
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85	$13.86
Value at end of period	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	4,085	4,084	3,167	5,281	8,393	23	1
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03	$13.30
Value at end of period	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	2,285	2,285	2,177	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.95	$14.53	$12.75	$9.57	$13.20	$13.63
Value at end of period	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	1,374	7,933	4,990	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.79	$15.35	$11.95	$8.16	$14.35	$14.81
Value at end of period	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	300	422	367	26,279	24,514	17

CFI 7

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.51	$17.67	$15.37	$12.30	$19.12	$18.88
Value at end of period	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	1,629	2,366	2,000	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.98	$17.17	$14.69	$10.28	$17.78	$16.33
Value at end of period	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	23,853	3,066	2,370	23,974	21,905	44
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.99	$14.82	$13.02	$9.46	$18.74	$15.64
Value at end of period	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	106	126	122	1,592	1,282	97
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.03	$9.13	$8.38	$6.34	$10.21
Value at end of period	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	5,788	3,736	2,865	7,800	6,547
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.26	$9.82	$9.11	$6.89	$9.58
Value at end of period	$11.28	$9.26	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	0	0	104	85
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.37	$11.54	$10.87	$10.27	$10.25
Value at end of period	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	43	0	0	740	740
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.03	$12.80	$11.16	$8.84	$13.75
Value at end of period	$15.09	$13.03	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	64,337	70,526	70,111	27	27
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.91	$12.22	$10.77	$8.17	$13.57	$13.61
Value at end of period	$13.51	$11.91	$12.22	$10.77	$8.17	$13.57
Number of accumulation units outstanding at end of period	91	115	96	7,559	7,482	5
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.04	$13.91	$12.36	$11.04
Value at end of period	$14.40	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	32,489	42,143	45,029	92
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.63	$11.64	$10.62	$8.28	$11.07
Value at end of period	$13.24	$11.63	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	0	0	593	386
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.68	$9.22	$7.49	$5.42	$8.81	$9.76
Value at end of period	$9.15	$8.68	$9.22	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	2,037	858	467	312	127	27

CFI 8

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.81	$15.43	$12.30	$9.72	$14.68
Value at end of period	$16.97	$14.81	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	0	0	9,018	6,444
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.95	$11.30	$9.22	$7.07	$10.78
Value at end of period	$12.13	$10.95	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	0	0	125	220
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.69	$16.99	$15.07	$10.97	$17.64	$15.53
Value at end of period	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	47,991	51,749	51,754	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$70.71	$86.33	$67.99	$37.41	$71.98	$54.52
Value at end of period	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	1,808	7,549	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.83	$14.14	$11.46	$8.35	$12.24
Value at end of period	$16.31	$13.83	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	0	0	176	519
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.16	$13.40	$11.98	$9.87	$14.25	$14.30
Value at end of period	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	765	764	597	2,130	1,771
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19	$11.36
Value at end of period	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	41,991	39,096	32,929	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.32	$10.86	$9.37	$5.36	$12.84	$12.93
Value at end of period	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	1,007	1,006	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.12	$15.38	$13.03	$8.12	$10.66
Value at end of period	$17.55	$15.12	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	0	0	178	151
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.03	$10.54	$8.44	$7.34
Value at end of period	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	0	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67	$18.74
Value at end of period	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	7,079	9,630	7,008	5,067	3,054	240	5

CFI 9

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.42	$14.10	$12.56	$9.34	$15.32	$13.79
Value at end of period	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	143,334	189,151	195,015	27,350	18,493	1,593
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.18	$10.75	$8.61	$5.75	$10.57	$11.18
Value at end of period	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	461	124	141	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.68	$17.83	$14.09	$8.48	$16.64	$18.02
Value at end of period	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	536	536	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.07	$15.62	$11.75
Value at end of period	$18.09	$15.07	$15.62
Number of accumulation units outstanding at end of period	10,196	6,417	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.34	$12.47	$11.00	$9.25	$12.72
Value at end of period	$15.01	$13.34	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	0	0	1,623	1,206

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.56	$14.31	$13.06	$11.47
Value at end of period	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	2,022	1,803	1,724	1,647
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.09	$11.30	$9.74	$8.05
Value at end of period	$12.33	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	11,665	11,176	6,036	3,043
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.48	$11.26	$10.04	$9.51
Value at end of period	$12.59	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	17,225	18,983	16,394	8,559
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.85	$11.37	$10.78	$10.50
Value at end of period	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	5,586	23,329	1,164	8,924

CFI 10

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.31	$11.63	$9.24
Value at end of period	$12.41	$10.31	$11.63
Number of accumulation units outstanding at end of period	885	814	521
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.70	$8.30	$7.84	$5.61	$5.61
Value at end of period	$9.65	$7.70	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	4,327	196	140	91	48
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.04	$12.48
Value at end of period	$12.85	$11.04
Number of accumulation units outstanding at end of period	285	232
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.87	$15.96	$14.36
Value at end of period	$17.96	$15.87	$15.96
Number of accumulation units outstanding at end of period	1,227	1,650	1,187
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.99	$9.55	$8.52	$6.80	$9.15
Value at end of period	$11.03	$9.99	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	52,517	52,865	56,142	55,182	57,872
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.52
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	260
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.74	$9.21	$7.92	$7.27
Value at end of period	$10.05	$8.74	$9.21	$7.92
Number of accumulation units outstanding at end of period	5,310	4,410	2,793	2,644
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.75	$8.97	$8.20	$5.89	$8.65
Value at end of period	$9.24	$7.75	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	98,181	104,663	88,902	69,774	72,953
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.77	$9.00	$7.67	$5.65	$8.35
Value at end of period	$10.21	$8.77	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	241,975	254,058	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.29	$8.21	$7.13	$5.48	$8.01
Value at end of period	$9.73	$8.29	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	32,755	41,556	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.23	$8.22	$6.62	$5.16	$8.37
Value at end of period	$9.44	$8.23	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	107,067	117,742	135,781	145,772	159,855

CFI 11

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.53	$7.89	$6.97	$5.51	$8.45
Value at end of period	$7.89	$6.53	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	18,804	18,577	17,807	17,684	20,252
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.13	$10.52	$8.21	$6.35	$8.99
Value at end of period	$11.99	$10.13	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	34,173	36,623	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.17	$9.35	$8.20	$6.15	$9.14
Value at end of period	$10.73	$9.17	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	12,517	9,583	5,265	4,246	1,185
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.25	$11.62	$9.52	$7.02	$8.80
Value at end of period	$13.09	$11.25	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,523	3,295	5,600	3,911	11,028
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.61	$9.74	$8.53	$7.16	$8.99
Value at end of period	$10.92	$9.61	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	120,624	119,673	121,867	149,676	207,841
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.93	$9.71	$7.68	$5.68	$8.16
Value at end of period	$11.88	$9.93	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	3,259	3,155	4,609	4,529	6,052
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.55	$9.11	$8.52	$7.09	$9.15
Value at end of period	$11.33	$9.55	$9.11	$8.52	$7.09
Number of accumulation units outstanding at end of period	6,445	5,573	2,403	2,367	12,460
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$8.80	$7.75	$5.93	$8.31
Value at end of period	$9.97	$8.69	$8.80	$7.75	$5.93
Number of accumulation units outstanding at end of period	32,416	33,230	33,663	30,788	33,919
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.52	$10.63	$8.96	$5.87	$8.53
Value at end of period	$10.27	$9.52	$10.63	$8.96	$5.87
Number of accumulation units outstanding at end of period	13,917	9,379	11,591	14,441	15,736
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	7,307	3,374	3,368	2,537	2,086
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.18	$9.30	$7.27	$5.35	$8.36
Value at end of period	$11.76	$10.18	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	6,519	15,603	12,919	1,374	12,492

CFI 12

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.55	$9.81	$8.92
Value at end of period	$10.90	$9.55	$9.81
Number of accumulation units outstanding at end of period	830	829	830
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37	$8.78	$7.84	$5.96	$8.50
Value at end of period	$9.40	$8.37	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	3,774	3,779	3,935	3,941	5,436
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.45	$10.61	$8.26	$5.94	$8.91
Value at end of period	$10.83	$9.45	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	252	8,190	252	252
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.45	$12.01	$10.37	$8.53	$10.20
Value at end of period	$13.44	$12.45	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	49,319	45,989	48,040	46,923	40,880
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14	$10.06	$8.27	$6.01	$10.11
Value at end of period	$8.88	$9.14	$10.06	$8.27	$6.01
Number of accumulation units outstanding at end of period	20,337	25,343	22,029	27,262	28,762
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.04	$9.25	$8.31	$5.74	$7.92
Value at end of period	$8.79	$8.04	$9.25	$8.31	$5.74
Number of accumulation units outstanding at end of period	33,819	38,302	34,690	39,264	45,983
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.07	$9.09	$7.96	$6.12	$8.55
Value at end of period	$10.50	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	374,044	385,420	425,772	447,140	479,365
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$8.70	$7.63	$6.20	$8.38
Value at end of period	$9.95	$8.69	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	153,342	141,118	156,506	188,882	209,655
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.59	$9.70	$7.96	$6.04	$8.88
Value at end of period	$11.29	$9.59	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	90,639	100,862	108,330	120,490	120,898
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.45	$9.52	$7.75	$6.21	$8.43
Value at end of period	$10.62	$9.45	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	54,463	60,077	65,493	73,885	84,620
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.19	$11.33	$10.32	$9.25	$9.83
Value at end of period	$13.33	$12.19	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	98,333	105,331	109,267	123,769	143,974

CFI 13

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.22	$8.23	$7.63	$6.99
Value at end of period	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	2,880	2,713	2,761	2,015
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.31	$7.41	$7.23	$5.69	$8.48
Value at end of period	$7.52	$6.31	$7.41	$7.23	$5.69
Number of accumulation units outstanding at end of period	14,430	13,745	14,469	14,326	16,933
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.77	$8.96	$7.78	$6.05	$8.12
Value at end of period	$10.40	$8.77	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	41,401	42,419	45,383	50,780	62,696
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.23	$10.34	$9.21	$7.51	$8.95
Value at end of period	$11.54	$10.23	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	66,464	81,359	90,750	97,347	105,356
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.99	$9.19	$8.17	$6.59	$8.50
Value at end of period	$10.30	$8.99	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	4,508	3,880	8,554	8,058	6,919
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.28	$10.13	$8.42	$4.91	$8.36
Value at end of period	$9.86	$8.28	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	866	2,060	3,561	14,026	13,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.28	$10.09	$8.21	$6.53	$8.72
Value at end of period	$12.34	$10.28	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	2,618	1,291	2,223	4,474	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$10.60	$8.37	$6.57	$8.83
Value at end of period	$12.41	$10.46	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,588	1,662	1,663	1,669	1,175
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.44	$10.34
Value at end of period	$12.33	$10.44
Number of accumulation units outstanding at end of period	90,959	82,588
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.38	$9.06	$7.59	$6.74	$8.79
Value at end of period	$10.76	$9.38	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	19,245	18,949	11,929	9,581	12,213
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.14	$10.29	$8.57	$6.62	$9.33
Value at end of period	$11.45	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	3,314	3,463	3,501	3,407	1,451

CFI 14

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.03	$9.88	$8.99	$7.63	$9.02
Value at end of period	$11.16	$10.03	$9.88	$8.99	$7.63
Number of accumulation units outstanding at end of period	8,536	7,048	7,848	7,561	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.14	$9.53	$8.38	$6.31	$9.35
Value at end of period	$11.48	$10.14	$9.53	$8.38	$6.31
Number of accumulation units outstanding at end of period	2,887	3,671	6,885	6,053	8,933
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.69	$11.75	$9.02	$6.37	$9.34
Value at end of period	$13.35	$11.69	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	25,486	22,859	26,750	12,540	13,942
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.42	$10.42	$10.39	$10.36	$10.27
Value at end of period	$10.42	$10.42	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	45,828	68,239	74,008	75,330	97,099
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.57	$9.33	$8.04	$5.76	$8.26
Value at end of period	$10.43	$8.57	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	230,183	251,434	297,679	328,746	358,220
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.71	$13.13	$11.49	$7.69	$9.51
Value at end of period	$15.64	$13.71	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	7,906	5,355	3,888	3,694	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.75	$12.35	$11.48	$10.20	$10.03
Value at end of period	$13.76	$12.75	$12.35	$11.48	$10.20
Number of accumulation units outstanding at end of period	92,500	81,562	80,560	61,745	27,751
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.83	$9.23	$7.95	$6.39	$8.71
Value at end of period	$9.76	$8.83	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	8,228	4,582	4,408	4,361	4,181
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.74	$13.84	$11.62	$6.96	$9.54
Value at end of period	$15.96	$13.74	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	6,160	12,344	8,249	6,907	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.01	$9.47	$8.01	$6.39	$8.64
Value at end of period	$10.03	$9.01	$9.47	$8.01	$6.39
Number of accumulation units outstanding at end of period	1,954	2,624	7,294	11,081	11,006
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.86	$14.26	$12.64	$10.72
Value at end of period	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	9,207	1,546	6,343	1,648

CFI 15

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.51	$9.27	$8.26	$6.68	$8.42
Value at end of period	$10.99	$9.51	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	4,944	2,557	5,311	3,960	3,911
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.33	$13.25	$11.92	$10.08
Value at end of period	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	4,993	5,579	751	490
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.91	$16.26	$12.92	$11.44
Value at end of period	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,748	1,734	1,815	1,989
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.27	$9.30
Value at end of period	$12.02	$10.27
Number of accumulation units outstanding at end of period	682	362
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.77	$11.21	$10.08
Value at end of period	$12.50	$10.77	$11.21
Number of accumulation units outstanding at end of period	837	838	838
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.10	$11.00	$8.31	$6.34	$9.09
Value at end of period	$12.78	$11.10	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	288	0	11,109	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.23	$10.49	$8.43	$6.61	$9.02
Value at end of period	$11.71	$10.23	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	32,853	39,333	46,093	49,521	45,373
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.71	$9.79	$8.80	$7.19	$9.08
Value at end of period	$10.83	$9.71	$9.79	$8.80	$7.19
Number of accumulation units outstanding at end of period	3,918	2,709	2,014	1,633	3,865
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95	$9.23	$8.12	$6.45	$8.71
Value at end of period	$10.15	$8.95	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	30,128	38,964	36,058	35,287	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.60	$9.01	$7.87	$6.13	$8.53
Value at end of period	$9.89	$8.60	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	27,049	24,808	26,581	23,235	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.28	$8.73	$7.58	$5.84	$8.43
Value at end of period	$9.56	$8.28	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	10,218	8,279	6,491	4,877	5,051

CFI 16

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.19	$10.01	$9.01	$7.64	$9.22
Value at end of period	$11.44	$10.19	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,496	2,340	2,189	2,025	2,700
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.68	$8.95	$7.91	$6.32	$8.63
Value at end of period	$9.99	$8.68	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	14,805	17,840	18,817	21,181	25,964
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.37	$9.43	$8.41	$6.91	$8.87
Value at end of period	$10.65	$9.37	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	15,095	14,467	13,919	13,436	26,032
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.16	$10.85	$9.52	$7.14	$9.41
Value at end of period	$12.78	$11.16	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	65,786	68,165	65,198	37,188	17,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.06	$10.44	$8.13	$5.55	$8.93
Value at end of period	$11.68	$10.06	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	134,939	156,105	164,714	185,936	192,210
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.90	$8.98	$7.81	$6.25	$8.33
Value at end of period	$10.43	$8.90	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	18,517	17,708	17,804	25,413	16,189
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.34	$9.44	$8.08	$5.65	$8.52
Value at end of period	$11.10	$9.34	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	68,451	67,183	76,054	78,945	75,353
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.79	$7.75	$6.81	$4.95	$8.25
Value at end of period	$8.06	$6.79	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	384	341	475	545	5,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.03	$9.13	$8.38	$6.34	$9.17
Value at end of period	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	68,620	64,735	67,137	74,448	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.96	$8.44	$7.83	$5.92	$8.41
Value at end of period	$9.69	$7.96	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	3,125	1,889	1,700	1,674	828
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.37	$11.54	$10.87	$10.27	$9.86
Value at end of period	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	1,499	1,113	539	168	168

CFI 17

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.38	$8.60	$7.58	$5.75	$8.40
Value at end of period	$9.51	$8.38	$8.60	$7.58	$5.75
Number of accumulation units outstanding at end of period	53,119	53,421	54,881	60,956	57,509
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.66	$9.66	$8.82	$6.87	$9.14
Value at end of period	$11.00	$9.66	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	626	24,961	26,419	27,508	25,941
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.21
Value at end of period	$36.28
Number of accumulation units outstanding at end of period	557
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.13	$9.70	$8.54
Value at end of period	$9.63	$9.13	$9.70
Number of accumulation units outstanding at end of period	194	164	137
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.35	$11.56	$9.27	$5.88
Value at end of period	$13.17	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	1,633	1,533	223	147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73	$9.10	$7.25	$5.73	$7.94
Value at end of period	$10.00	$8.73	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	12,253	11,650	12,026	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.47	$9.77	$7.97	$6.12	$9.02
Value at end of period	$10.50	$9.47	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	2,399	2,075	1,386	0	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.77	$9.50	$8.43	$6.13	$8.79
Value at end of period	$10.60	$8.77	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	11,547	11,187	8,670	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.68	$11.82	$9.31	$5.12	$8.50
Value at end of period	$11.70	$9.68	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	35,186	35,113	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.72	$9.94	$8.06	$5.87	$8.51
Value at end of period	$11.47	$9.72	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	7,014	6,524	6,402	6,145	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21	$9.38	$8.39	$6.91	$9.08
Value at end of period	$10.25	$9.21	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	235	6,756	6,064	5,167	4,333

CFI 18

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.66	$12.24	$11.32	$9.56	$10.66
Value at end of period	$14.86	$13.66	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	24,687	33,361	18,202	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.40	$8.35	$7.21	$4.13	$8.22
Value at end of period	$7.17	$6.40	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	2,180	4,150	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.83	$12.03	$10.19	$6.35	$9.43
Value at end of period	$13.73	$11.83	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,830	6,614	6,589	14,622	6,072
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.03	$10.54	$8.44	$7.34
Value at end of period	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	1,805	76	76	85
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.88	$14.22	$12.62	$10.62	$10.24
Value at end of period	$16.08	$13.88	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	31,633	30,169	31,462	24,558	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.50	$10.80	$10.07	$8.77	$8.70
Value at end of period	$12.18	$11.50	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	527	669	917	4,467	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.51	$8.95	$7.97	$5.92	$8.73
Value at end of period	$10.26	$8.51	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	49,206	53,689	60,605	60,196	48,285
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.80	$10.71
Value at end of period	$7.74	$8.80
Number of accumulation units outstanding at end of period	1,471	63
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.18	$9.59	$7.67	$5.12	$8.01
Value at end of period	$9.95	$8.18	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	673	1,970	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.34	$10.13	$8.01	$4.82	$8.37
Value at end of period	$9.88	$8.34	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	10,765	10,617	9,156	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.89	$10.25	$8.31	$5.84	$8.69
Value at end of period	$11.87	$9.89	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	8,662	9,263	8,731	9,424	8,654

CFI 19

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.30	$8.70	$7.67	$6.45	$8.42
Value at end of period	$10.46	$9.30	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	20,518	20,939	22,812	23,763	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.00	$10.22	$8.34	$6.42	$8.62
Value at end of period	$11.35	$10.00	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	490	490	363	1,708	1,509

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.53
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	1,292
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.06
Value at end of period	$16.00
Number of accumulation units outstanding at end of period	3,186
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.90
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	61,332
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.70	$18.19	$16.65	$11.98	$17.83
Value at end of period	$18.70	$15.70	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	225,319	85	79	73	66
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.28	$21.86	$18.66	$13.77	$21.28
Value at end of period	$24.75	$21.28	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	486,225	213	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.63	$14.50	$12.61	$9.69	$15.42
Value at end of period	$17.14	$14.63	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	113,405	260	248	234	322
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.10	$14.08	$11.35	$8.86	$14.72
Value at end of period	$16.15	$14.10	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	141,171	91	91	90	194

CFI 20

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.88
Value at end of period	$14.63
Number of accumulation units outstanding at end of period	6,858
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.15	$20.96	$16.36	$12.68	$17.39
Value at end of period	$23.83	$20.15	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	97,307	238	222	206	194
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.49
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	48,899
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.89	$19.53	$16.02	$11.82	$14.85
Value at end of period	$21.96	$18.89	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	6,031	0	0	0	16
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.57	$15.79	$13.85	$11.63	$15.38
Value at end of period	$17.67	$15.57	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	83,651	66	66	66	66
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.98	$19.56	$15.48	$11.46	$17.51
Value at end of period	$23.88	$19.98	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	30,046	211	203	194	199
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.88
Value at end of period	$15.80
Number of accumulation units outstanding at end of period	10,999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.37	$9.50	$8.37	$6.42	$9.23
Value at end of period	$10.74	$9.37	$9.50	$8.37	$6.42
Number of accumulation units outstanding at end of period	17,756	0	0	0	83
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$5.26	$5.88	$4.96	$3.25	$4.69
Value at end of period	$5.67	$5.26	$5.88	$4.96	$3.25
Number of accumulation units outstanding at end of period	16,091	0	0	0	10
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.90	$10.45	$8.99	$6.73	$9.75
Value at end of period	$12.47	$9.90	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	117,501	90	70	49	21
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.41
Value at end of period	$21.52
Number of accumulation units outstanding at end of period	2,993

CFI 21

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.69	$16.52	$12.88	$9.26	$13.61
Value at end of period	$16.83	$14.69	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	11,600	32	32	32	26
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.80
Value at end of period	$15.77
Number of accumulation units outstanding at end of period	76,424
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.18	$13.42	$11.04	$8.04	$11.83
Value at end of period	$11.82	$12.18	$13.42	$11.04	$8.04
Number of accumulation units outstanding at end of period	43,429	96	80	62	41
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.08	$13.92	$12.51	$8.65	$12.84
Value at end of period	$13.19	$12.08	$13.92	$12.51	$8.65
Number of accumulation units outstanding at end of period	18,371	2	2	2	74
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.77	$10.81	$9.48	$7.29	$10.44
Value at end of period	$12.45	$10.77	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	152,682	188	187	186	303
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.30	$13.33	$11.71	$9.51	$13.57
Value at end of period	$15.21	$13.30	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	33,638	294	294	294	275
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$26.22	$26.55	$21.80	$16.57	$23.89
Value at end of period	$30.83	$26.22	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	148,870	35	35	35	24
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.04	$19.20	$15.64	$12.54	$17.18
Value at end of period	$21.37	$19.04	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	79,653	100	91	80	64
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.42	$19.01	$17.32	$15.54	$17.52
Value at end of period	$22.31	$20.42	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	135,956	11	10	8	6
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.20	$8.20	$7.62	$6.98
Value at end of period	$8.54	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	15,357	51	38	25
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.50	$14.71	$14.37	$11.31	$17.46
Value at end of period	$14.89	$12.50	$14.71	$14.37	$11.31
Number of accumulation units outstanding at end of period	24,415	60	45	30	15

CFI 22

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.54	$13.85	$12.04	$9.38	$13.85
Value at end of period	$16.05	$13.54	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	4,967	148	132	114	104
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.08	$13.23	$11.80	$9.62	$12.03
Value at end of period	$14.74	$13.08	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	140,209	607	607	607	607
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.94
Value at end of period	$13.93
Number of accumulation units outstanding at end of period	1,232
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.76	$25.42	$21.15	$12.34	$21.90
Value at end of period	$24.70	$20.76	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	80	69	56	42	24
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.57	$19.24	$15.66	$12.48	$17.26
Value at end of period	$23.47	$19.57	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	7,427	159	150	141	130
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.43	$10.33
Value at end of period	$12.31	$10.43
Number of accumulation units outstanding at end of period	14,213	53
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.00	$8.70	$7.30	$6.49	$8.57
Value at end of period	$10.31	$9.00	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	625,390	160	155	148	141
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.05	$17.93	$15.78	$11.90	$17.15
Value at end of period	$21.56	$19.05	$17.93	$15.78	$11.90
Number of accumulation units outstanding at end of period	6,416	30	24	18	11
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.69
Value at end of period	$20.74
Number of accumulation units outstanding at end of period	30,375
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.39
Value at end of period	$14.38
Number of accumulation units outstanding at end of period	99,589
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.07	$14.24	$12.28	$8.81	$13.03
Value at end of period	$15.89	$13.07	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	172,634	423	421	419	503

CFI 23

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.07
Value at end of period	$18.16
Number of accumulation units outstanding at end of period	259,566
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.43
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	2,661
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.64	$11.19	$9.47	$7.56	$10.42
Value at end of period	$11.82	$10.64	$11.19	$9.47	$7.56
Number of accumulation units outstanding at end of period	49,395	117	113	107	102
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.44
Value at end of period	$16.95
Number of accumulation units outstanding at end of period	17,219
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.60
Value at end of period	$13.67
Number of accumulation units outstanding at end of period	64,892
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.15	$23.77	$19.13	$15.01	$19.99
Value at end of period	$26.49	$23.15	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	102,714	0	0	0	7
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.52
Value at end of period	$13.64
Number of accumulation units outstanding at end of period	57,455
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.22
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	183,303
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.32
Value at end of period	$13.53
Number of accumulation units outstanding at end of period	245,400
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.32
Value at end of period	$13.52
Number of accumulation units outstanding at end of period	368,560
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.49
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	42,347

CFI 24

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.68
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	93,046
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.54	$15.28	$13.77	$11.70	$14.97
Value at end of period	$17.44	$15.54	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	11,112	9	9	9	9
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.26
Value at end of period	$14.49
Number of accumulation units outstanding at end of period	2,772
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.40
Value at end of period	$15.63
Number of accumulation units outstanding at end of period	12,297
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.85	$14.45	$12.69	$9.53	$12.61
Value at end of period	$16.99	$14.85	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	275,397	83	83	83	83
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.20	$14.76	$11.50	$7.86	$12.33
Value at end of period	$16.47	$14.20	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	55,835	442	419	392	580
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.02
Value at end of period	$20.33
Number of accumulation units outstanding at end of period	21,172
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.75	$16.95	$14.52	$10.17	$15.50
Value at end of period	$19.90	$16.75	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	245,079	168	165	162	205
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.90	$14.73	$12.96	$9.43	$16.06
Value at end of period	$15.31	$12.90	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	35	30	22	14	6
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.00	$9.10	$8.37	$6.34	$10.21
Value at end of period	$9.50	$8.00	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	8,414	287	259	228	482
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.74	$12.07	$10.65	$8.09	$12.44
Value at end of period	$13.31	$11.74	$12.07	$10.65	$8.09
Number of accumulation units outstanding at end of period	7,571	106	106	106	106

CFI 25

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.48	$11.50	$10.51	$8.20	$10.84
Value at end of period	$13.06	$11.48	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	8,935	0	0	0	9
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$36.63
Value at end of period	$36.25
Number of accumulation units outstanding at end of period	2,218
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.08
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	4,357
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.66	$15.29	$12.20	$9.64	$14.38
Value at end of period	$16.77	$14.66	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	114,648	82	70	57	67
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.18
Value at end of period	$18.79
Number of accumulation units outstanding at end of period	146,955
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$69.91	$85.44	$67.35	$37.10	$62.28
Value at end of period	$84.40	$69.91	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	38,164	22	18	14	8
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.62
Value at end of period	$16.19
Number of accumulation units outstanding at end of period	2,704
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.29
Value at end of period	$14.46
Number of accumulation units outstanding at end of period	6,368
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.60
Value at end of period	$17.71
Number of accumulation units outstanding at end of period	136,537
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$8.76
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	11,131
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.95
Value at end of period	$17.39
Number of accumulation units outstanding at end of period	42,419

CFI 26

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.70
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	8,509
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$29.99	$30.75	$27.31	$23.00	$22.11
Value at end of period	$34.69	$29.99	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	26,712	7	6	5	4
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.08
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	10,824
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.31	$14.01	$12.49	$9.29	$13.92
Value at end of period	$16.03	$13.31	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	259,161	504	464	421	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.14	$10.72	$8.59	$5.74	$9.68
Value at end of period	$11.10	$9.14	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	11,140	95	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.57	$17.71	$14.01	$8.44	$14.64
Value at end of period	$17.24	$14.57	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	121,183	22	20	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.96	$15.52	$12.59	$8.86	$13.14
Value at end of period	$17.93	$14.96	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	52,295	44	41	37	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.24	$12.39	$10.94	$6.45	$8.42
Value at end of period	$14.88	$13.24	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	111,096	0	0	0	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.89	$25.47	$20.79	$16.03	$21.81
Value at end of period	$28.21	$24.89	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	46,010	27	24	19	14

CFI 27

Condensed Financial Information (continued)

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.20% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2011)

Value at beginning of period	$7.96	$9.22
Value at end of period	$9.96	$7.96
Number of accumulation units outstanding at end of period	0	1,381
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.30	$13.70	$12.25	$9.79	$14.29	$14.49
Value at end of period	$15.77	$14.30	$13.70	$12.25	$9.79	$14.29
Number of accumulation units outstanding at end of period	0	2,598	3,282	3,281	3,290	3,366
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.68	$9.71
Value at end of period	$9.96	$8.68
Number of accumulation units outstanding at end of period	0	47,541
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.58	$19.06
Value at end of period	$18.54	$15.58
Number of accumulation units outstanding at end of period	0	208,789
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.99	$21.58	$18.45	$13.62	$23.74	$22.46
Value at end of period	$24.39	$20.99	$21.58	$18.45	$13.62	$23.74
Number of accumulation units outstanding at end of period	323,829	753,805	279,861	256,899	211,179	174,740
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.43	$14.32	$12.46	$9.59	$16.76	$18.20
Value at end of period	$16.90	$14.43	$14.32	$12.46	$9.59	$16.76
Number of accumulation units outstanding at end of period	64,225	179,410	62,511	65,342	60,756	66,138
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.91	$13.90	$11.22	$8.76	$16.62	$15.08
Value at end of period	$15.92	$13.91	$13.90	$11.22	$8.76	$16.62
Number of accumulation units outstanding at end of period	63,138	223,712	76,607	72,136	73,657	72,699
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.96	$14.47	$12.82	$10.15	$18.10	$17.77
Value at end of period	$14.41	$11.96	$14.47	$12.82	$10.15	$18.10
Number of accumulation units outstanding at end of period	43,476	58,786	48,351	40,973	39,506	28,482
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$19.94	$20.76	$16.23	$12.59	$18.83	$21.75
Value at end of period	$23.56	$19.94	$20.76	$16.23	$12.59	$18.83
Number of accumulation units outstanding at end of period	0	99,109	0	37	37	37

CFI 28

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.10	$9.98
Value at end of period	$10.64	$9.10
Number of accumulation units outstanding at end of period	0	38,696
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.71	$20.21
Value at end of period	$21.73	$18.71
Number of accumulation units outstanding at end of period	0	2,505
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.36	$15.59	$13.69	$11.51	$16.03	$16.05
Value at end of period	$17.42	$15.36	$15.59	$13.69	$11.51	$16.03
Number of accumulation units outstanding at end of period	0	112,983	27,488	35,461	36,613	47,473
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.78	$21.77
Value at end of period	$23.63	$19.78
Number of accumulation units outstanding at end of period	0	25,994
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.23	$14.33
Value at end of period	$15.68	$13.23
Number of accumulation units outstanding at end of period	0	6,416
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.32	$10.64
Value at end of period	$10.68	$9.32
Number of accumulation units outstanding at end of period	0	17,033
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.20	$5.81	$4.91	$3.22	$5.37	$5.13
Value at end of period	$5.60	$5.20	$5.81	$4.91	$3.22	$5.37
Number of accumulation units outstanding at end of period	0	26,472	3,238	3,475	3,476	3,471
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.86	$11.27
Value at end of period	$12.41	$9.86
Number of accumulation units outstanding at end of period	0	89,753
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.99	$20.63
Value at end of period	$21.28	$18.99
Number of accumulation units outstanding at end of period	0	3,664
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.59	$16.74
Value at end of period	$16.70	$14.59
Number of accumulation units outstanding at end of period	0	13,350
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.69	$14.20	$12.14	$10.00	$11.86	$11.48
Value at end of period	$15.82	$14.69	$14.20	$12.14	$10.00	$11.86
Number of accumulation units outstanding at end of period	46,204	121,080	38,334	26,667	26,195	20,516

CFI 29

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.12	$13.94
Value at end of period	$11.75	$12.12
Number of accumulation units outstanding at end of period	0	47,676
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.92	$13.75	$12.37	$8.56	$14.24	$14.95
Value at end of period	$13.00	$11.92	$13.75	$12.37	$8.56	$14.24
Number of accumulation units outstanding at end of period	38,155	52,477	37,654	32,735	23,159	18,710
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.62	$10.67	$9.37	$7.21	$11.58	$11.81
Value at end of period	$12.27	$10.62	$10.67	$9.37	$7.21	$11.58
Number of accumulation units outstanding at end of period	118,147	311,170	130,631	121,490	116,405	123,558
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.12	$13.16	$11.57	$9.41	$15.02	$15.44
Value at end of period	$14.99	$13.12	$13.16	$11.57	$9.41	$15.02
Number of accumulation units outstanding at end of period	73,160	101,531	71,810	69,245	70,528	72,523
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$25.86	$26.22	$21.55	$16.39	$26.30	$28.46
Value at end of period	$30.38	$25.86	$26.22	$21.55	$16.39	$26.30
Number of accumulation units outstanding at end of period	31,193	174,024	32,932	31,016	24,795	26,887
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.78	$18.96	$15.46	$12.41	$18.72	$21.65
Value at end of period	$21.06	$18.78	$18.96	$15.46	$12.41	$18.72
Number of accumulation units outstanding at end of period	28,648	114,737	32,554	28,645	21,589	20,872
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.14	$18.77	$17.12	$15.38	$16.83	$16.02
Value at end of period	$21.99	$20.14	$18.77	$17.12	$15.38	$16.83
Number of accumulation units outstanding at end of period	47,271	166,824	44,019	44,137	38,193	34,483
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.17	$8.18	$7.60	$6.97
Value at end of period	$8.50	$7.17	$8.18	$7.60
Number of accumulation units outstanding at end of period	0	4,867	930	930
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.37	$14.58	$14.25	$11.23	$19.65	$19.43
Value at end of period	$14.72	$12.37	$14.58	$14.25	$11.23	$19.65
Number of accumulation units outstanding at end of period	0	175,795	156,340	136,230	101,460	81,788
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.41	$14.69
Value at end of period	$15.88	$13.41
Number of accumulation units outstanding at end of period	0	4,717
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.40	$13.58	$11.74	$9.89	$12.54	$13.37
Value at end of period	$15.09	$13.40	$13.58	$11.74	$9.89	$12.54
Number of accumulation units outstanding at end of period	283,138	408,236	229,146	191,941	146,261	142,051

CFI 30

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.09	$13.10
Value at end of period	$13.82	$12.09
Number of accumulation units outstanding at end of period	0	1,437
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.38	$20.69
Value at end of period	$23.22	$19.38
Number of accumulation units outstanding at end of period	0	3,971
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.42	$10.33
Value at end of period	$12.28	$10.42
Number of accumulation units outstanding at end of period	25,233	33,036
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.95	$8.66	$7.27	$6.47	$9.28	$9.47
Value at end of period	$10.25	$8.95	$8.66	$7.27	$6.47	$9.28
Number of accumulation units outstanding at end of period	0	658,765	454	522	522	522
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.93	$19.91
Value at end of period	$21.40	$18.93
Number of accumulation units outstanding at end of period	0	6,851
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.99	$18.12	$13.93	$9.87	$15.85	$14.83
Value at end of period	$20.51	$17.99	$18.12	$13.93	$9.87	$15.85
Number of accumulation units outstanding at end of period	0	13,891	0	0	0	165
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.20	$14.21
Value at end of period	$14.18	$14.20
Number of accumulation units outstanding at end of period	0	105,090
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.46	$14.68	$12.68	$8.77	$14.73	$15.87
Value at end of period	$15.76	$13.46	$14.68	$12.68	$8.77	$14.73
Number of accumulation units outstanding at end of period	104,742	290,528	115,621	110,410	104,815	98,894
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.69	$16.62
Value at end of period	$17.97	$16.69
Number of accumulation units outstanding at end of period	0	210,249
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.27	$10.75	$9.28	$7.47	$11.43	$11.32
Value at end of period	$11.32	$10.27	$10.75	$9.28	$7.47	$11.43
Number of accumulation units outstanding at end of period	0	2,983	1,236	2,193	2,260	2,964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.58	$11.13	$9.44	$7.54	$11.26	$11.50
Value at end of period	$11.74	$10.58	$11.13	$9.44	$7.54	$11.26
Number of accumulation units outstanding at end of period	0	54,165	44	254	254	254

CFI 31

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.78	$15.19
Value at end of period	$16.89	$14.78
Number of accumulation units outstanding at end of period	0	3,947
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.75	$11.68	$8.84	$6.76	$10.34	$10.75
Value at end of period	$13.51	$11.75	$11.68	$8.84	$6.76	$10.34
Number of accumulation units outstanding at end of period	0	35,196	56	75	75	75
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$22.84	$23.47	$18.91	$14.85	$21.58	$22.93
Value at end of period	$26.10	$22.84	$23.47	$18.91	$14.85	$21.58
Number of accumulation units outstanding at end of period	28,708	109,344	19,003	14,741	12,630	13,555
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.17	$12.84
Value at end of period	$13.54	$12.17
Number of accumulation units outstanding at end of period	0	48,705
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.73	$12.78
Value at end of period	$13.28	$11.73
Number of accumulation units outstanding at end of period	0	159,373
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.69	$12.98
Value at end of period	$13.43	$11.69
Number of accumulation units outstanding at end of period	0	202,899
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.65	$13.02
Value at end of period	$13.42	$11.65
Number of accumulation units outstanding at end of period	0	284,222
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.98	$12.28
Value at end of period	$12.67	$10.98
Number of accumulation units outstanding at end of period	0	16,886
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.44	$12.89
Value at end of period	$13.63	$12.44
Number of accumulation units outstanding at end of period	0	110,895
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.33	$15.09	$13.62	$11.57	$15.17	$14.94
Value at end of period	$17.18	$15.33	$15.09	$13.62	$11.57	$15.17
Number of accumulation units outstanding at end of period	0	1,288	0	32	32	32
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.44	$12.84	$11.38	$9.11	$14.27	$14.65
Value at end of period	$14.28	$12.44	$12.84	$11.38	$9.11	$14.27
Number of accumulation units outstanding at end of period	0	2,128	372	372	371	499

CFI 32

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.58	$13.69	$12.24	$10.07	$14.51	$14.65
Value at end of period	$15.40	$13.58	$13.69	$12.24	$10.07	$14.51
Number of accumulation units outstanding at end of period	0	13,363	155	155	162	187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.75	$15.37
Value at end of period	$16.86	$14.75
Number of accumulation units outstanding at end of period	0	228,698
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.50	$15.08	$11.44	$7.83	$14.18	$14.23
Value at end of period	$16.34	$14.50	$15.08	$11.44	$7.83	$14.18
Number of accumulation units outstanding at end of period	112,142	176,393	116,394	114,829	109,614	100,281
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.22	$18.44
Value at end of period	$20.14	$17.22
Number of accumulation units outstanding at end of period	0	20,738
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.53	$16.74	$14.35	$10.06	$17.44	$17.52
Value at end of period	$19.61	$16.53	$16.74	$14.35	$10.06	$17.44
Number of accumulation units outstanding at end of period	123,037	312,740	84,378	84,895	79,027	76,726
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.97	$9.08	$8.35	$6.33	$10.21
Value at end of period	$9.46	$7.97	$9.08	$8.35	$6.33
Number of accumulation units outstanding at end of period	76,474	72,328	47,029	39,236	35,677
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.59	$11.91	$10.52	$8.00	$13.31	$14.29
Value at end of period	$13.12	$11.59	$11.91	$10.52	$8.00	$13.31
Number of accumulation units outstanding at end of period	16,660	26,776	37,524	38,712	22,964	26,919
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.34	$11.37	$10.40	$8.12	$11.65	$11.87
Value at end of period	$12.88	$11.34	$11.37	$10.40	$8.12	$11.65
Number of accumulation units outstanding at end of period	3,934	13,133	4,671	5,022	5,627	6,242
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.60	$9.69
Value at end of period	$9.05	$8.60
Number of accumulation units outstanding at end of period	0	4,212
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.51	$15.14	$12.10	$9.57	$15.82	$17.76
Value at end of period	$16.58	$14.51	$15.14	$12.10	$9.57	$15.82
Number of accumulation units outstanding at end of period	0	118,599	73	107	107	107
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.45	$17.65
Value at end of period	$18.63	$15.45
Number of accumulation units outstanding at end of period	0	147,103

CFI 33

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$69.12	$84.36
Value at end of period	$83.36	$69.12
Number of accumulation units outstanding at end of period	0	33,584
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.64	$15.30
Value at end of period	$16.06	$13.64
Number of accumulation units outstanding at end of period	0	2,739
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.86	$14.00
Value at end of period	$14.28	$12.86
Number of accumulation units outstanding at end of period	0	9,119
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.18	$15.25
Value at end of period	$17.56	$16.18
Number of accumulation units outstanding at end of period	0	36,423
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.24	$10.61
Value at end of period	$9.21	$8.24
Number of accumulation units outstanding at end of period	0	18,122
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.89	$16.07
Value at end of period	$17.24	$14.89
Number of accumulation units outstanding at end of period	0	40,883
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.97	$10.86
Value at end of period	$10.92	$8.97
Number of accumulation units outstanding at end of period	0	7,105
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$29.67	$31.99
Value at end of period	$34.30	$29.67
Number of accumulation units outstanding at end of period	0	26,118
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.42	$11.02
Value at end of period	$12.07	$11.42
Number of accumulation units outstanding at end of period	0	2,618
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.21	$14.73
Value at end of period	$15.90	$13.21
Number of accumulation units outstanding at end of period	0	231,025
WANGER INTERNATIONAL
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.10	$11.09
Value at end of period	$11.04	$9.10
Number of accumulation units outstanding at end of period	0	5,069

CFI 34

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
WANGER SELECT
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.46	$17.72
Value at end of period	$17.09	$14.46
Number of accumulation units outstanding at end of period	0	125,289
WANGER USA
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.84	$17.40
Value at end of period	$17.78	$14.84
Number of accumulation units outstanding at end of period	0	52,165
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.14	$13.45
Value at end of period	$14.75	$13.14
Number of accumulation units outstanding at end of period	0	113,798
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$24.61	$26.53
Value at end of period	$27.86	$24.61
Number of accumulation units outstanding at end of period	0	48,205

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.47	$14.25	$13.42
Value at end of period	$15.44	$13.47	$14.25
Number of accumulation units outstanding at end of period	297	15	6
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.77	$11.33	$10.92
Value at end of period	$13.59	$12.77	$11.33
Number of accumulation units outstanding at end of period	6,582	9,470	1,690
ARIEL FUND
(Funds were first received in this option during April 2011)
Value at beginning of period	$15.99	$19.62
Value at end of period	$19.19	$15.99
Number of accumulation units outstanding at end of period	0	96
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.94	$8.58	$8.13	$5.64
Value at end of period	$9.93	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	473	316	1,949	145
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.99	$11.91
Value at end of period	$12.77	$10.99
Number of accumulation units outstanding at end of period	18	2,700

CFI 35

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44
Value at end of period	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23
Number of accumulation units outstanding at end of period	2,991	7,853	3,078	42	100	95	7,566	43,891	99,892	76,500
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.66	$9.15	$7.22
Value at end of period	$9.94	$8.66	$9.15
Number of accumulation units outstanding at end of period	0	0	47,730
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.52	$18.01	$16.51	$11.89	$20.06	$18.20
Value at end of period	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	1,195	2,703	202,204	453	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50
Value at end of period	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45
Number of accumulation units outstanding at end of period	238,720	238,424	458,761	18,750	20,555	106,326	434,646	361,094	756,701	519,029
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99
Value at end of period	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69
Number of accumulation units outstanding at end of period	89,416	93,694	132,701	11,560	11,805	12,643	268,626	202,845	553,784	392,216
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50
Value at end of period	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26
Number of accumulation units outstanding at end of period	156,769	155,677	161,664	7,718	8,552	8,303	482,225	189,018	658,027	629,167
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79
Value at end of period	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71
Number of accumulation units outstanding at end of period	35,531	32,505	8,381	1,554	3,419	3,637	17,126	41,669	109,081	68,751
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.84	$20.67	$16.16	$12.54	$18.77	$19.75
Value at end of period	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	86,728	83,559	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.08	$9.28	$7.52
Value at end of period	$10.61	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	0	26,633
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.62	$19.28	$15.84	$11.70	$15.97	$17.44
Value at end of period	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	818	1,561	2,924	685	815	635
ING BALANCED PORTFOLIO
Value at beginning of period	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26
Value at end of period	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17
Number of accumulation units outstanding at end of period	125,251	127,231	129,977	39,380	43,294	48,556	46,964	572,911	1,049,384	919,699
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.69	$19.31	$15.30	$11.35	$19.36	$20.28
Value at end of period	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	2,091	3,231	28,664	1,926	1,616	2,113

CFI 36

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.19	$12.62	$11.83	$9.87	$13.88	$13.75
Value at end of period	$15.62	$13.19	$12.62	$11.83	$9.87	$13.88
Number of accumulation units outstanding at end of period	642	577	7,119	61	3,896	205
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.30	$9.44	$8.33	$6.40	$10.51	$10.70
Value at end of period	$10.65	$9.30	$9.44	$8.33	$6.40	$10.51
Number of accumulation units outstanding at end of period	35,404	31,886	22,579	6,596	6,086	6,449
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.17	$5.78	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64
Value at end of period	$5.56	$5.17	$5.78	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83
Number of accumulation units outstanding at end of period	45,131	55,269	28,158	3,215	3,070	2,941	0	77,394	287,994	265,668
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	40	1	84,966	388	356
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.78	$10.78	$8.45	$6.23	$10.16	$12.16
Value at end of period	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	1,994	1,518	71	309	309	297
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.33	$10.64	$8.51	$6.84	$10.41	$11.12
Value at end of period	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	287
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.90	$19.87	$17.78	$13.54	$22.34	$23.12
Value at end of period	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	136	136	5,907	767	602	261
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.55	$16.38	$12.79	$9.21	$15.18	$15.91
Value at end of period	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	717	616	14,269	152	91	41
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	126,185	150,574	80,815	4,910	4,260	3,783	124,184	77,967
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.09	$13.34	$10.99	$8.01	$13.61	$9.70
Value at end of period	$11.71	$12.09	$13.34	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	2,003	7,421	76,102	11,222	8,798	12,208
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.78	$15.66	$15.53
Value at end of period	$17.22	$16.78	$15.66
Number of accumulation units outstanding at end of period	1,934	811	301

CFI 37

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.84	$13.66	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80
Value at end of period	$12.90	$11.84	$13.66	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96
Number of accumulation units outstanding at end of period	10,747	14,576	21,584	373	1,182	1,389	1,317	33,111	118,634	118,849
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44
Value at end of period	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10
Number of accumulation units outstanding at end of period	269,718	272,902	310,416	125,289	138,850	159,937	75,268	2,061,293	3,746,930	3,821,284
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55
Value at end of period	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76
Number of accumulation units outstanding at end of period	99,583	98,686	46,527	16,104	16,232	16,811	246,214	328,361	714,616	606,047
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38
Value at end of period	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68
Number of accumulation units outstanding at end of period	88,735	86,553	149,806	4,981	5,005	26,753	179,477	139,928	315,406	146,203
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88
Value at end of period	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42
Number of accumulation units outstanding at end of period	21,058	22,072	93,201	3,055	2,428	12,579	116,439	98,580	195,698	86,955
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.05	$11.70
Value at end of period	$12.78	$11.05
Number of accumulation units outstanding at end of period	17	9
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37
Value at end of period	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18
Number of accumulation units outstanding at end of period	101,996	90,151	139,371	13,448	31,797	62,115	179,852	166,953	351,224	382,555
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.16	$8.17	$7.60	$6.96
Value at end of period	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	19,122	21,403	9,245	2,282
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.31	$14.51	$14.19	$11.18	$19.59	$19.92
Value at end of period	$14.64	$12.31	$14.51	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	73,517	68,812	31,783	1,600	1,601	1,600
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.35	$13.67	$11.90	$9.28	$14.65	$15.83
Value at end of period	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	0	5,182	0	0	279
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	885,952	855,441	159,124	13,635	12,532	14,448	773,134	1,465
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.05	$12.35	$11.00	$8.90	$13.16	$13.80
Value at end of period	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	414	591	3,262	350	321	199

CFI 38

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.55	$25.21	$21.01	$12.28	$25.25	$24.31
Value at end of period	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	547	1,156	163	163	75	630
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.29	$18.99	$15.48	$12.35	$18.50	$19.42
Value at end of period	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	657	0	5,736	1,870	2,484	2,532
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.41	$10.33
Value at end of period	$12.27	$10.41
Number of accumulation units outstanding at end of period	39,568	30,626
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.92	$8.64	$7.26	$6.46	$9.27	$9.98
Value at end of period	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	336,551	344,568	364,387	5,911	6,475	6,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.06	$15.85	$14.47	$12.30	$15.88	$16.27
Value at end of period	$17.81	$16.06	$15.85	$14.47	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,304	8,304	8,303	8,301	8,303	8,303
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.86	$17.77	$15.67	$11.83	$19.04	$18.42
Value at end of period	$21.32	$18.86	$17.77	$15.67	$11.83	$19.04
Number of accumulation units outstanding at end of period	828	765	6,811	1,201	979	701
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.90	$18.04	$13.72
Value at end of period	$20.39	$17.90	$18.04
Number of accumulation units outstanding at end of period	31,648	29,105	14,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06
Value at end of period	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14
Number of accumulation units outstanding at end of period	294,949	284,731	96,671	1,351	5,139	4,291	1,706	140,435	405,783	390,338
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	375,352	381,617	211,304	18,565	22,623	68,286	445,063	8,334
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.09	$15.44	$13.55	$9.09	$11.77	$11.80
Value at end of period	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.61	$16.12	$15.03	$13.38	$13.44	$12.92
Value at end of period	$17.87	$16.61	$16.12	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	1,601	2,235	190,884	2,583	2,219	1,254

CFI 39

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.24	$10.73	$9.26	$7.46	$11.42	$11.36
Value at end of period	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	12,634	11,305	3,534	422	359	16,135
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.56	$15.71	$13.23	$7.94	$11.27	$11.40
Value at end of period	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	1,260	930	965	788	268	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.55	$11.11	$9.42	$7.53	$11.25	$11.52
Value at end of period	$11.70	$10.55	$11.11	$9.42	$7.53	$11.25
Number of accumulation units outstanding at end of period	60,422	56,559	63,001	1,300	1,475	21,496
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.76	$14.20	$11.40
Value at end of period	$16.85	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	0	3,486
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.42	$9.21	$8.23	$6.97
Value at end of period	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	0	3,413	796
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.69	$11.62	$8.80	$6.74	$10.31	$10.84
Value at end of period	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	314,376	324,939	35,169	584	611	582
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14
Value at end of period	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91
Number of accumulation units outstanding at end of period	54,120	55,124	88,279	3,545	4,167	4,638	35,528	50,681	118,229	109,169
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.13	$12.25	$11.04	$9.05	$12.40	$12.13
Value at end of period	$13.48	$12.13	$12.25	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	22,350	14,717	57,860	5	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.69	$12.09	$10.65	$8.49	$12.87	$12.59
Value at end of period	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	57,966	50,074	138,473	4,187	3,925	253,906
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.65	$12.25	$10.72	$8.37	$13.32	$12.96
Value at end of period	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	89,230	68,010	153,460	1,379	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.61	$12.27	$10.68	$8.25	$13.75	$13.31
Value at end of period	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	68,053	45,607	207,136	0	0	83,862

CFI 40

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.98	$11.60	$10.75
Value at end of period	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	297	66	2,762
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.40	$12.39	$11.33	$9.69	$11.66	$11.37
Value at end of period	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	2,150	2,947	88,986	0	0	35,163
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47
Value at end of period	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86
Number of accumulation units outstanding at end of period	21,175	20,935	2,171	524	1,190	1,174	104	12,094	35,604	29,898
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18
Value at end of period	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14
Number of accumulation units outstanding at end of period	3,655	4,651	3,363	1,364	1,423	1,618	1,440	66,389	164,165	150,985
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05
Value at end of period	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78
Number of accumulation units outstanding at end of period	14,658	13,765	11,931	6,623	6,618	6,623	748	39,577	93,533	89,555
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.71	$14.33	$12.60	$9.48	$13.11	$13.44
Value at end of period	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	7,575	7,243	211,022	8,508	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	67,934	66,180	84,000	26,332	28,558	28,848	221,863	4,982
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.14	$17.34	$15.12	$12.13	$18.91	$18.96
Value at end of period	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	93	821	23,085	47	1	46,886
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23
Value at end of period	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05
Number of accumulation units outstanding at end of period	58,142	45,946	203,597	2,350	3,113	3,794	2,492	156,687	355,183	317,265
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	21,810	24,026	12,754	5,403	6,036
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.79	$12.59	$11.00	$8.74	$13.93	$13.79
Value at end of period	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	58,802
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.51	$11.84	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38
Value at end of period	$13.02	$11.51	$11.84	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20
Number of accumulation units outstanding at end of period	29,279	27,809	26,292	15,594	16,485	15,618	5,133	166,813	316,548	317,180

CFI 41

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52
Value at end of period	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09
Number of accumulation units outstanding at end of period	20,343	18,670	8,437	60	60	60	77,519	23,726	67,574	66,733
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.20
Value at end of period	$36.21
Number of accumulation units outstanding at end of period	5,110
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.58	$9.13	$7.22
Value at end of period	$9.02	$8.58	$9.13
Number of accumulation units outstanding at end of period	0	0	1,147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71	$14.56
Value at end of period	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	128,754	128,102	120,327	16	55	55	93,847
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.80	$11.27
Value at end of period	$11.93	$10.80
Number of accumulation units outstanding at end of period	18	309
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.40	$16.71	$14.86	$10.84	$17.48	$17.71
Value at end of period	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	0	2,063	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$68.72	$84.12	$66.41	$36.63	$70.67	$69.81
Value at end of period	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	765	1,095	34,387	923	642	20
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.60	$13.94	$11.32	$8.27	$13.34	$12.89
Value at end of period	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	0	308	2,689	610	289	25
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.79	$13.06	$10.89
Value at end of period	$14.20	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	0	9,263
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.12	$14.47	$13.42	$11.37	$12.26	$11.45
Value at end of period	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	829	817	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.22	$10.76	$9.31	$5.34	$12.81	$12.55
Value at end of period	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	180	18,278	40,120	18,362	18,253	18,219

CFI 42

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.83	$15.12	$12.84	$8.02	$12.45	$12.60
Value at end of period	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,728	1,683	45,663	1,811	718	641
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.95	$10.48	$8.40	$5.48	$7.98
Value at end of period	$10.90	$8.95	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	246	3,294	6,334	162	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.52	$30.31	$26.97	$22.75	$21.46	$21.22
Value at end of period	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	2,106	1,930	28,543	3,225	2,584	1,475
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.40	$10.73	$10.55
Value at end of period	$12.04	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	0	2,489
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.16	$13.87	$12.38	$9.23	$15.18	$15.79
Value at end of period	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	541	782	218,149	470	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.08	$10.66	$8.55	$5.72	$10.55	$10.94
Value at end of period	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	2,271	5,513	6,894	474	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.40	$17.54	$13.89	$8.38	$16.49	$16.44
Value at end of period	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	274	303	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.79	$15.36	$12.48	$8.80	$14.63	$14.64
Value at end of period	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	1,064	1,028	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.09	$12.26	$10.85	$9.14	$13.71	$14.65
Value at end of period	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	814	839	120,051	226	184	117
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$24.47	$25.07	$20.11
Value at end of period	$27.69	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	0	45,589

CFI 43

Condensed Financial Information (continued)

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.45	$14.24	$12.46
Value at end of period	$15.41	$13.45	$14.24
Number of accumulation units outstanding at end of period	185	161	19
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.97	$11.22	$9.70	$7.90
Value at end of period	$12.17	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	28,567	19,813	19,116	9,708
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.37	$11.18	$10.00	$8.19
Value at end of period	$12.42	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	31,039	25,060	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.75	$11.32	$10.76	$10.20
Value at end of period	$13.56	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	3,620	2,392	4,053	4,657
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.92	$8.57	$8.11	$5.82	$8.64
Value at end of period	$9.90	$7.92	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	2,721	2,546	1,233	7,775	7,259
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.98	$11.79	$10.63
Value at end of period	$12.75	$10.98	$11.79
Number of accumulation units outstanding at end of period	7,028	6,840	4,984
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.74	$15.88	$12.39
Value at end of period	$17.77	$15.74	$15.88
Number of accumulation units outstanding at end of period	2,480	3,972	4,253
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.10	$13.53	$12.10	$9.69	$14.15	$14.57
Value at end of period	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	5,656	4,749	6,428	8,552	7,776	3,060
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.51	$9.84
Value at end of period	$10.98	$9.51
Number of accumulation units outstanding at end of period	11,435	12,148
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.65	$9.14	$7.88	$6.21	$8.64
Value at end of period	$9.91	$8.65	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	4,235	6,732	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)

CFI 44

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.43	$9.89	$8.07	$6.12	$9.06
Value at end of period	$10.96	$9.43	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	1,525	1,303	1,470	1,131	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89	$14.06
Value at end of period	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	60,361	50,519	47,859	214,093	197,719	126,355	68
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	98,760	95,945	308,801	737,447	694,989	351,410	225	302,958	202,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.24	$14.14	$12.32	$9.49	$16.60	$18.11
Value at end of period	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	64,898	65,858	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.72	$13.73	$11.09	$8.67	$16.46	$17.01
Value at end of period	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	97,948	95,959	243,469	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.80	$14.29	$12.67	$10.04	$17.92	$18.40
Value at end of period	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	10,365	10,351	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.74	$20.57	$16.09	$12.49	$18.71	$20.51
Value at end of period	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	18,308	17,562	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.07	$9.27	$8.16	$6.14	$8.98
Value at end of period	$10.59	$9.07	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	14,117	4,102	3,061	15,264	549
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.53	$19.19	$15.78	$11.66	$15.93	$17.52
Value at end of period	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	14,945	10,382	8,897	11,808	10,525	2,846
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.15	$15.40	$13.53	$11.38	$15.88	$16.18
Value at end of period	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	26,337	28,128	109,951	206,017	217,775	142,186
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	16,180	15,243	16,501	42,073	42,300	26,297	91	56,407	16,321

CFI 45

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.15	$12.59	$11.80	$9.86	$13.86	$14.05
Value at end of period	$15.56	$13.15	$12.59	$11.80	$9.86	$13.86
Number of accumulation units outstanding at end of period	149,517	138,376	131,655	133,868	116,461	5,337
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.28	$9.43	$8.32	$6.39	$10.50	$11.11
Value at end of period	$10.61	$9.28	$9.43	$8.32	$6.39	$10.50
Number of accumulation units outstanding at end of period	25,121	25,340	45,487	57,151	56,575	16,961
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.14	$5.75	$4.87	$3.20	$5.33	$5.11
Value at end of period	$5.52	$5.14	$5.75	$4.87	$3.20	$5.33
Number of accumulation units outstanding at end of period	51,227	47,478	106,181	112,090	83,166	14,962
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.83	$10.40	$8.96	$6.72	$9.75
Value at end of period	$12.36	$9.83	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	6,583	5,800	3,908	80,001	76,690
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.74	$10.76	$8.43	$6.22	$11.37
Value at end of period	$13.53	$11.74	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	28,176	25,119	16,748	9,684	8,764
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30	$10.62	$8.50	$6.84	$10.13
Value at end of period	$11.73	$10.30	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	2,487	2,293	1,511	190	153
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.80	$19.78	$17.71	$13.49	$22.27	$23.55
Value at end of period	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	6,946	6,097	7,636	7,515	6,384	1,101
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.50	$16.33	$12.76	$9.20	$15.16	$16.02
Value at end of period	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	15,168	11,856	11,751	16,015	7,926	5,092
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.59	$14.11	$12.08	$9.96	$11.96	$11.77
Value at end of period	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	17,522	17,157	169,537	245,722	261,593	69,352
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.05	$13.31	$10.97	$8.00	$13.61	$9.70
Value at end of period	$11.68	$12.05	$13.31	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	56,820	57,962	56,434	90,162	81,647	25,508
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.76	$13.57	$12.23	$8.47	$14.10	$15.41
Value at end of period	$12.81	$11.76	$13.57	$12.23	$8.47	$14.10
Number of accumulation units outstanding at end of period	21,411	22,470	37,050	63,288	52,012	14,977

CFI 46

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.48	$10.54	$9.26	$7.13	$11.47	$11.94
Value at end of period	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	381,208	376,096	570,427	579,334	589,751	262,708
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.94	$12.99	$11.44	$9.31	$14.87	$15.59
Value at end of period	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	37,581	38,953	136,641	178,682	188,676	46,123
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.51	$25.89	$21.30	$16.22	$26.05	$27.78
Value at end of period	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	43,015	43,620	120,366	254,397	247,422	127,979
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	24,205	24,379	48,159	138,722	145,901	120,154	104	85,055	76,284
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	14,029	15,783	87,057	193,048	189,956	118,510	133	216,170	201,254
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.15	$8.16	$7.59	$5.95	$8.89
Value at end of period	$8.46	$7.15	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	23,602	23,173	44,026	41,437	779
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$14.55	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	26,978	29,904	97,634	125,108	108,669	34,521	7	35,283	10,662
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	15,242	17,983	17,067	21,203	24,161	4,642	75	16
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	32,418	27,527	842,148	955,201	895,039	177,948	132	21
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.01	$12.31	$10.98	$8.88	$12.22
Value at end of period	$13.72	$12.01	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	3,775	5,054	5,079	12,171	8,131
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.48	$25.13	$20.96	$12.25	$25.22	$21.68
Value at end of period	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	5,300	6,796	7,788	8,089	5,401	6

CFI 47

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.20	$18.91	$15.42	$12.31	$18.44	$19.42
Value at end of period	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	6,998	5,805	5,423	10,554	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.28	$14.51	$11.49	$9.05	$12.63
Value at end of period	$16.90	$14.28	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	2,953	2,183	1,042	818	1,075
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.41	$10.33
Value at end of period	$12.26	$10.41
Number of accumulation units outstanding at end of period	47,720	37,968
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.90	$8.62	$7.25	$6.45	$9.26	$9.95
Value at end of period	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	266,003	254,646	223,254	582,644	605,802	308,523
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.03	$10.20	$8.52	$6.61	$10.25
Value at end of period	$11.29	$10.03	$10.20	$8.52	$6.61
Number of accumulation units outstanding at end of period	11,369	7,899	6,262	4,525	3,319
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.00	$15.79	$14.42	$12.27	$15.58
Value at end of period	$17.73	$16.00	$15.79	$14.42	$12.27
Number of accumulation units outstanding at end of period	942	895	889	5,312	3,661
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.80	$17.72	$15.64	$11.81	$19.02	$18.67
Value at end of period	$21.24	$18.80	$17.72	$15.64	$11.81	$19.02
Number of accumulation units outstanding at end of period	7,210	7,461	7,794	13,312	9,758	253
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.80	$17.95	$13.81	$9.79	$15.75	$15.90
Value at end of period	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	14,040	11,438	30,161	46,066	39,349	2,350
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.01	$14.05	$14.05	$14.05	$13.73	$13.47
Value at end of period	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	61,427	79,086	393,924	478,360	582,760	21,423
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	125,842	127,648	527,317	748,437	777,795	260,194	18	632
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.03	$15.40	$13.52	$9.08	$11.75	$11.42
Value at end of period	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	7,800	5,383	6,049	6,376	3,073	11

CFI 48

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.53	$16.05	$14.97	$13.33	$13.40	$12.50
Value at end of period	$17.78	$16.53	$16.05	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	32,729	36,804	35,058	164,363	118,713	59,517
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.21	$10.70	$9.24	$7.45	$11.41	$12.08
Value at end of period	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	34,480	39,950	47,153	44,616	39,837	1,540
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.51	$15.67	$13.21	$7.93	$11.26	$11.11
Value at end of period	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	7,715	8,235	6,113	5,093	487	11
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.52	$11.08	$9.40	$7.52	$11.24	$12.18
Value at end of period	$11.66	$10.52	$11.08	$9.40	$7.52	$11.24
Number of accumulation units outstanding at end of period	18,942	21,725	77,394	131,370	111,760	55,073
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.74	$14.19	$12.61	$10.72
Value at end of period	$16.82	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	484	238	63	479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.41	$9.20	$8.22	$6.96
Value at end of period	$10.84	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	2,655	2,792	4,857	1,174
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.22	$13.19	$12.30
Value at end of period	$15.28	$13.22	$13.19
Number of accumulation units outstanding at end of period	820	755	706
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.78	$16.18	$12.90	$11.43
Value at end of period	$18.17	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	2,818	2,713	1,077	929
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.15	$10.38	$8.69
Value at end of period	$11.85	$10.15	$10.38
Number of accumulation units outstanding at end of period	800	106	106
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.65	$11.12	$9.00
Value at end of period	$12.33	$10.65	$11.12
Number of accumulation units outstanding at end of period	2,485	1,667	3,166
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.63	$11.57	$8.77	$6.71	$10.27	$10.89
Value at end of period	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	7,793	7,066	326,577	354,565	370,460	2,269

CFI 49

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.53	$23.17	$18.69	$14.69	$21.38	$22.91
Value at end of period	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	44,856	45,725	97,110	169,567	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.09	$12.21	$11.01	$9.03	$12.38	$12.72
Value at end of period	$13.43	$12.09	$12.21	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	5,551	19,205	24,314	67,379	55,755	27,937
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.65	$12.06	$10.63	$8.48	$12.86	$13.42
Value at end of period	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	52,976	74,720	103,318	159,045	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.61	$12.21	$10.69	$8.36	$13.30	$13.96
Value at end of period	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	57,288	60,602	86,872	187,609	113,613	27,960
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.57	$12.23	$10.66	$8.23	$13.73	$13.66
Value at end of period	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	78,806	72,176	66,476	188,721	100,304	24,327
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.38
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	1,734
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.42	$9.37
Value at end of period	$10.68	$9.42
Number of accumulation units outstanding at end of period	198	144
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.36	$12.35	$11.31	$9.68	$11.64	$11.70
Value at end of period	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	0	0	2,977	88,528	91,871	56,354
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.05
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	27
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.12	$14.90	$13.46	$11.45	$15.03	$14.69
Value at end of period	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	13,093	13,471	32,301	31,603	34,021	7,354
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.27	$12.68	$11.25	$9.01	$14.13	$14.64
Value at end of period	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	41,286	39,951	36,877	39,376	37,172	3,078

CFI 50

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.40	$13.52	$12.10	$9.96	$14.38	$14.70
Value at end of period	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	20,955	22,138	31,739	55,566	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58	$11.12
Value at end of period	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	51,267	44,656	46,121	217,293	167,505	62,812	108
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.00	$14.59	$11.38	$7.80	$13.76	$14.48
Value at end of period	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	81,331	77,784	114,069	184,692	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	19,591	18,111	16,403	32,001	25,956	13,793	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	60,508	56,616	97,603	276,585	289,013	200,701	71	264,015	113,711
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.73	$14.57	$12.84	$9.36	$17.81
Value at end of period	$15.07	$12.73	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	4,582	2,955	2,870	2,167	2,967
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.94	$9.05	$8.34	$6.33	$10.21
Value at end of period	$9.41	$7.94	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	56,506	41,985	59,000	68,724	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.10	$9.68	$9.01	$6.83	$10.69
Value at end of period	$11.05	$9.10	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	4,557	4,220	2,321	1,474	398
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$11.45	$10.82	$10.25	$9.82
Value at end of period	$12.67	$12.24	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	18,778	16,101	9,820	7,961	1,543
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.43	$11.76	$10.40	$7.92	$13.18	$14.20
Value at end of period	$12.93	$11.43	$11.76	$10.40	$7.92	$13.18
Number of accumulation units outstanding at end of period	33,686	34,988	45,093	56,552	54,022	12,432
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.94	$13.84	$12.34	$11.82
Value at end of period	$14.24	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	964	703	666	127

CFI 51

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.19	$11.23	$10.29	$8.04	$11.54	$12.06
Value at end of period	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	11,710	12,509	38,020	48,596	60,385	6,961
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.20
Value at end of period	$36.19
Number of accumulation units outstanding at end of period	1,619
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.12	$20.47	$16.31	$11.30	$20.38
Value at end of period	$23.52	$20.12	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	0	0	318	306
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.56	$9.12	$7.43	$5.39	$7.94
Value at end of period	$9.00	$8.56	$9.12	$7.43	$5.39
Number of accumulation units outstanding at end of period	0	0	0	268	172
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.23	$11.47	$8.95
Value at end of period	$12.99	$11.23	$11.47
Number of accumulation units outstanding at end of period	275	157	157
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	34,322	31,626	161,207	284,893	295,857	114,200	135	91,601	27,640
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.77	$11.14	$9.12	$7.01	$11.32
Value at end of period	$11.89	$10.77	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	2,239	2,118	1,278	1,425	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	57,207	50,767	50,962	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76	$39.59
Value at end of period	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	7,434	7,115	7,690	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53	$11.96
Value at end of period	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	3,238	3,247	3,032	1,911	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77	$11.52
Value at end of period	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	2,175	1,909	2,302	7,802	9,208	2,128	86

CFI 52

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.06	$14.42	$13.38	$11.34	$12.24	$11.58
Value at end of period	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	17,612	14,980	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.20	$10.74	$9.29	$5.34	$12.81	$13.42
Value at end of period	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	17,181	17,464	19,487	38,887	28,966	6,877
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.77	$15.07	$12.81	$8.00	$12.43	$12.73
Value at end of period	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	4,547	5,674	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.94	$10.46	$8.40	$5.48	$6.39
Value at end of period	$10.87	$8.94	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	12,073	10,062	7,684	2,107	88
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.37	$30.17	$26.86	$22.66	$21.39	$21.26
Value at end of period	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	29,160	29,492	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.38	$10.72	$10.02	$8.75	$9.68
Value at end of period	$12.01	$11.38	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	3,122	1,738	1,060	2,597	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	74,283	72,655	72,540	263,366	250,525	173,779	231	15
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.79	$10.36
Value at end of period	$7.70	$8.79
Number of accumulation units outstanding at end of period	15,584	11,643
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.05	$10.64	$8.54	$5.72	$10.55	$11.06
Value at end of period	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	8,992	11,488	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.34	$17.48	$13.85	$8.36	$16.46	$17.81
Value at end of period	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	12,375	12,201	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.73	$15.31	$12.45	$8.78	$14.60	$15.64
Value at end of period	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	7,994	8,022	8,922	57,103	54,768	45,718

CFI 53

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21	$11.52
Value at end of period	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	55,989	50,887	54,243	163,758	154,599	77,601	85
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.33	$24.94	$20.41	$15.76	$23.16	$25.99
Value at end of period	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	7,621	7,814	7,895	53,015	52,239	41,376

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69
Number of accumulation units outstanding at end of period	187	187	211	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87	$14.45
Value at end of period	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	1,625	2,032	1,479	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	16,639	18,953	22,201	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	6,296	6,803	8,244	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	12,881	14,211	17,805	21,537	25,554	38,850	46,498	508,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	1,442	3,088	3,307	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	0	0	0	0	1,089	1,372	23,711	4,212

CFI 54

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	8	8	8	8	11	116	2,150	4,873
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	2,211	2,794	3,958	9,862	12,253	14,281	14,972	55,819
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	172	172	172	550	1,446	4,560	4,663	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.25	$9.41	$8.31	$6.39	$10.50	$10.70
Value at end of period	$10.58	$9.25	$9.41	$8.31	$6.39	$10.50
Number of accumulation units outstanding at end of period	7,366	7,497	12,325	12,460	14,705	18,859
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.71	$19.69	$17.64	$17.75
Value at end of period	$20.93	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6	6
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.45	$16.28	$12.73	$9.18	$15.13	$15.46
Value at end of period	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,450
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	2,645	2,737	2,394	3,457	3,311	11,915	8,168	118,602
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.02	$13.28	$10.96	$8.00	$13.60	$9.70
Value at end of period	$11.64	$12.02	$13.28	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	1,129	1,176	1,237	1,236	3,381	4,631
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.68	$13.49	$12.15	$8.43	$14.03	$13.13	$11.28	$11.14
Value at end of period	$12.72	$11.68	$13.49	$12.15	$8.43	$14.03	$13.13	$11.28
Number of accumulation units outstanding at end of period	1,920	1,921	2,313	2,173	2,015	3,687	4,909	6,205
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	58,009	69,217	79,285	77,119	89,124	136,998	152,431	202,922
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	11,910	12,360	36,464	41,410	25,117	35,735	46,236	295,355

CFI 55

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	840	1,700	14,634	14,516	2,814	8,033	36,707	191,258
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	376	1,161	1,491	1,490	1,644	4,818	22,671	114,046
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	3,573	3,465	3,612	3,550	5,568	12,107	39,814	158,961
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.13	$8.15	$7.58	$6.96
Value at end of period	$8.44	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	207	275	275	275
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	406	550	476	406	317	248	191	37
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	9,698	10,403	12,300	13,962	16,732	35,553	39,629	736,384
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$11.97	$13.29
Value at end of period	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	188
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	2,470	1,447	1,343	1,232	1,631	3,214	2,132	4,373
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.23	$14.47	$11.46	$9.03	$12.94	$13.12
Value at end of period	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	2,900	2,730	2,561	2,375	2,374	1,981
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.40	$10.33
Value at end of period	$12.24	$10.40
Number of accumulation units outstanding at end of period	11,252	12,554
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.87	$8.60	$7.23	$6.44	$9.25	$9.45
Value at end of period	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	1,926	1,785	1,754	2,375	1,937	11,223

CFI 56

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$17.71	$19.59
Value at end of period	$20.16	$17.71
Number of accumulation units outstanding at end of period	40	40
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	24,846	32,249	43,752	46,061	88,510	85,032	27,460	15,610
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	28,622	32,266	44,228	48,674	57,029	77,524	129,996	483,771
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.98	$15.36	$13.49	$8.61
Value at end of period	$18.16	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	794	794	794	1,648
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$17.68	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	624	624	624	1,328	1,576	1,577	1,919	1,911
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.47	$15.63	$13.18	$11.07
Value at end of period	$17.91	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	0	0	0	904
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	1,276	1,902	2,112	2,158	3,758	8,894	14,864	54,124
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86	$11.22
Value at end of period	$13.38	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	154,734	159,974	179,588	177,786	184,289	174,997	159,881
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31	$11.70
Value at end of period	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	237,708	228,952	220,355	208,947	205,625	186,431	182,204
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66	$12.00
Value at end of period	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	193,124	181,697	166,923	150,258	139,377	116,662	221,134
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01	$12.36
Value at end of period	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	38,359	34,067	28,191	23,400	16,963	12,540	67,196

CFI 57

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.96	$11.59	$11.08
Value at end of period	$12.62	$10.96	$11.59
Number of accumulation units outstanding at end of period	1,205	966	46
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09	$10.55
Value at end of period	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	8,118	26,425	5,426	6,531	5,921	6,466	30,471
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	178	178	220	220	417	629	734	873
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	1,045	1,090	1,090	1,090	3,378	3,376	8,061	8,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	1,250	2,079	2,398	3,162	3,585	3,904	3,905	4,600
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.61	$14.25	$12.54	$9.44	$13.07	$13.26
Value at end of period	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	6,060	5,893	5,448	5,079	4,535	4,219
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	24,515	25,919	27,058	32,557	39,391	52,730	63,035	325,081
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33	$16.75
Value at end of period	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	45,876
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	5,464	6,309	7,024	7,551	10,910	26,614	27,674	31,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.93	$9.04	$8.33	$6.33	$10.21
Value at end of period	$9.39	$7.93	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	3,908	4,404	4,687	5,041	5,717
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23	$12.23
Value at end of period	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	61,037

CFI 58

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.35	$11.69	$10.34	$7.88	$13.12	$13.01	$11.40	$11.18
Value at end of period	$12.84	$11.35	$11.69	$10.34	$7.88	$13.12	$13.01	$11.40
Number of accumulation units outstanding at end of period	5,946	6,037	6,249	7,142	7,130	7,349	7,581	7,768
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,073	1,073	1,000	1,015	2,047	2,060	2,152	2,061
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	131	131	672	672	1,591	2,882	5,928	73,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.28	$16.60	$14.78	$10.79	$17.42	$18.12
Value at end of period	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	2,768	2,553	2,344	2,129	1,881	1,676
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09	$10.84
Value at end of period	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	1,972	1,118	1,445	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.18	$10.72	$9.28	$5.33	$12.81	$9.69
Value at end of period	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.72	$15.02	$12.77	$7.98	$12.41	$12.64
Value at end of period	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	271	220	174	122	91	71
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.92	$10.45	$10.28
Value at end of period	$10.85	$8.92	$10.45
Number of accumulation units outstanding at end of period	269	269	269
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$29.21	$30.03	$26.74	$22.58	$21.32	$21.55
Value at end of period	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	1,435	1,234	1,236	997	1,022	945
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.36	$10.70	$10.01	$9.50
Value at end of period	$11.98	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	0	1,053
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	3,358	1,831	1,677	1,517	1,336	1,181	409	409

CFI 59

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07	$14.07
Value at end of period	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	1,922	1,666	1,500	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88	$13.99
Value at end of period	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88
Number of accumulation units outstanding at end of period	1,194	487	487	0	0	0	30,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.30	$12.18	$10.79	$9.10	$13.66	$13.86
Value at end of period	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	134	0	0	0	0	1,002

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.42	$13.18
Value at end of period	$15.35	$13.42
Number of accumulation units outstanding at end of period	0	4
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.94	$11.19	$9.69	$7.97
Value at end of period	$12.12	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	414	9,073	8,673	4,402
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.33	$11.16	$9.98	$8.29
Value at end of period	$12.37	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	4,626	19,395	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.72	$11.30	$10.75	$10.50
Value at end of period	$13.51	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	14,454	20,751	6,968	365
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.74	$17.82	$13.04
Value at end of period	$18.86	$15.74	$17.82
Number of accumulation units outstanding at end of period	154	896	116
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.89	$8.54	$8.09	$5.81	$5.74
Value at end of period	$9.85	$7.89	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	3,539	961	1,808	1,148	32

CFI 60

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.96	$11.78	$10.33
Value at end of period	$12.71	$10.96	$11.78
Number of accumulation units outstanding at end of period	6,153	6,341	6,002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.70	$15.86	$12.67	$12.44
Value at end of period	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	1,131	2,718	978	361
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57	$14.20
Value at end of period	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	3,842	7,403	6,536	5,287	5,471	1,199	97,691	100,951	91,689	65,250
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.51	$9.00
Value at end of period	$10.96	$9.51
Number of accumulation units outstanding at end of period	2,560	120
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.62	$9.12	$7.87	$6.21	$6.49
Value at end of period	$9.87	$8.62	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	76,185	72,667	19,996	13,829	391
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.40	$9.86	$8.05	$6.36
Value at end of period	$10.91	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	1,023	861	267	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	163,201	183,967	122,566	87,379	39,584	26,260	9,813	7,842
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70	$18.01
Value at end of period	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	252,378	326,308	209,225	179,245	150,860	86,087	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66	$15.16
Value at end of period	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	104,325	140,734	127,694	122,797	125,190	118,401	531,263	525,707	365,387	282,497
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.48	$19.51	$15.78	$12.35	$23.47	$24.14
Value at end of period	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	61,840	142,448	81,623	77,201	59,880	31,461
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.23	$19.67	$17.46	$13.85	$24.75	$25.32
Value at end of period	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	12,576	18,886	16,908	17,914	14,940	4,118

CFI 61

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.53	$20.37	$15.95	$12.40	$18.59	$18.93
Value at end of period	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	62,380	143,074	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.03	$9.25	$8.14	$6.13	$9.04
Value at end of period	$10.54	$9.03	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	196,302	191,349	143,003	81,611	3,433
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.35	$19.03	$15.66	$11.58	$15.84	$16.28
Value at end of period	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	12,071	13,749	17,594	13,177	10,979	1,764
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34	$15.77
Value at end of period	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	45,143	63,229	34,947	29,955	22,300	17,237	231,588	228,347	174,003	113,358
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.40	$19.06	$15.13	$11.23	$19.20	$19.68
Value at end of period	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	36,872	58,702	61,151	56,955	45,355	5,573
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.06	$12.52	$11.74	$9.82	$13.82	$13.89
Value at end of period	$15.44	$13.06	$12.52	$11.74	$9.82	$13.82
Number of accumulation units outstanding at end of period	5,346	31,429	28,534	24,728	16,027	7,533
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.23	$9.39	$8.30	$6.38	$10.49	$10.70
Value at end of period	$10.55	$9.23	$9.39	$8.30	$6.38	$10.49
Number of accumulation units outstanding at end of period	104,380	124,136	84,490	98,451	83,057	18,428
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.08	$5.69	$4.82	$3.17	$5.28	$5.50
Value at end of period	$5.45	$5.08	$5.69	$4.82	$3.17	$5.28
Number of accumulation units outstanding at end of period	26,114	99,572	103,505	101,809	80,421	56,970
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.80	$10.37	$8.95	$6.72	$9.75
Value at end of period	$12.31	$9.80	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	23,728	186,938	169,858	147,419	101,467
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37	$10.43
Value at end of period	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	49,938	158,682	116,524	75,264	32,634	3,913	4,012
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.24	$10.57	$8.47	$6.82	$7.43
Value at end of period	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	1,350	4,081	1,363	4,031	378

CFI 62

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.61	$19.60	$17.56	$13.40	$22.13	$22.47
Value at end of period	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	10,159	15,740	17,660	13,574	11,013	3,541
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25	$12.59
Value at end of period	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25
Number of accumulation units outstanding at end of period	87,869	76,188	26,610	14,866	5,152	2,466	144
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19	$10.01
Value at end of period	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	103,315	148,954	144,018	121,301	110,126	37,380	569,482	519,153
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.99	$13.25	$10.94	$7.99	$13.59	$13.63
Value at end of period	$11.60	$11.99	$13.25	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	60,020	360,591	287,495	238,320	174,591	95,416
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.03	$19.68	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51	$12.99
Value at end of period	$18.54	$17.03	$19.68	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	7,114	14,450	12,526	11,385	9,542	7,893	121,359	124,241	117,535	105,145
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24	$11.55
Value at end of period	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	172,288	274,781	126,980	34,971	27,237	19,092	232,598	215,710	209,927	185,235
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85	$15.70
Value at end of period	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	67,566	178,883	126,211	128,222	103,897	89,908	518,308	507,655	466,832	401,591
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08	$14.67
Value at end of period	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	89,145	188,067	192,388	185,234	180,886	133,179	247,354	273,044	149,928	98,071
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	23,922	150,543	139,941	123,368	102,558	78,994	1,594	2,436
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	77,271	144,842	112,533	75,955	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.12	$8.14	$7.58	$5.95	$5.74
Value at end of period	$8.42	$7.12	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	24,938	31,584	24,706	16,274	920

CFI 63

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45	$8.69
Value at end of period	$14.39	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	92,333	120,832	137,070	141,199	151,769	124,250	233,174	240,381	75,770	44,119
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.15	$13.49	$11.76	$9.19	$14.52	$15.04
Value at end of period	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	41,585	47,475	12,905	12,922	11,514	7,932
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.21	$13.41	$11.62	$9.81	$12.85	$12.71
Value at end of period	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	225,959	276,947	64,321	68,992	80,135	52,484
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.93	$12.24	$10.93	$8.85	$13.11	$13.43
Value at end of period	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	9,008	17,870	10,273	10,719	5,169	2,053
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.34	$24.99	$20.86	$12.21	$25.15	$19.93
Value at end of period	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	7,624	16,803	20,135	21,304	13,533	7,534
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.01	$18.75	$15.31	$12.23	$18.34	$18.69
Value at end of period	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	13,983	17,572	18,520	17,117	14,212	5,083
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.18	$14.43	$11.43	$9.02	$12.92	$13.51
Value at end of period	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	3,403	4,300	4,623	1,623	1,587	813
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.40	$10.33
Value at end of period	$12.23	$10.40
Number of accumulation units outstanding at end of period	37,085	49,972
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.85	$8.58	$7.22	$6.43	$9.24	$9.42
Value at end of period	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	377,511	504,898	280,007	261,845	220,248	68,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99	$10.18	$8.51	$6.60	$10.23
Value at end of period	$11.24	$9.99	$10.18	$8.51	$6.60
Number of accumulation units outstanding at end of period	6,336	10,285	11,879	9,939	8,684
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.86	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66	$13.60
Value at end of period	$17.56	$15.86	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	39,592	43,435	30,955	23,090	20,096	6,013	1,731	277

CFI 64

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$18.67	$17.62	$15.56	$11.77	$18.97	$14.95	$12.51
Value at end of period	$21.07	$18.67	$17.62	$15.56	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	10,172	33,156	26,935	26,348	23,010	13,930	101
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.62	$17.78	$13.69	$9.72	$15.65	$15.32
Value at end of period	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	8,858	21,384	15,716	12,313	14,662	5,142
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.05	$15.11	$15.13	$15.14	$14.81	$14.71
Value at end of period	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	195,547	516,230	424,699	341,673	254,245	129,806
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.27	$14.50	$12.55	$8.70	$14.64	$15.15
Value at end of period	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	191,464	272,485	224,649	214,530	198,508	90,445
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.93	$15.31	$13.46	$9.04	$11.72	$11.77
Value at end of period	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	15,368	27,262	30,494	21,216	10,278	7,059
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.37	$15.91	$14.85	$13.24	$13.32	$13.01
Value at end of period	$17.59	$16.37	$15.91	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	236,047	407,805	434,894	392,370	315,702	97,501
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86	$10.54
Value at end of period	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	2,827	9,980	10,708	10,616	8,761	4,202	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64	$10.28
Value at end of period	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	15,765	28,260	29,217	18,607	3,690	3,977	200
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$11.03	$9.37	$7.50	$11.22	$11.33
Value at end of period	$11.58	$10.46	$11.03	$9.37	$7.50	$11.22
Number of accumulation units outstanding at end of period	39,623	53,421	47,435	42,012	37,964	20,338
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.70	$14.16	$12.60	$10.72
Value at end of period	$16.76	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	16,592	8,337	904	782
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.37	$9.17	$8.21	$6.66	$9.09
Value at end of period	$10.79	$9.37	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	9,653	19,470	11,245	11,087	1,507

CFI 65

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.19	$13.16	$11.89	$10.07
Value at end of period	$15.23	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	6,413	5,376	1,326	951
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.74	$16.16	$12.89	$11.43
Value at end of period	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	4,504	10,274	5,078	3,042
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.12	$10.35	$8.30	$5.95	$6.57
Value at end of period	$11.79	$10.12	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	6,159	7,676	4,356	2,136	379
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.62	$11.09	$8.81	$6.99	$9.72
Value at end of period	$12.27	$10.62	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	7,162	13,973	6,169	3,147	505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96	$5.90
Value at end of period	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	2,484	5,075	6,372	4,903	11,905	8,290	54,942	78,167	78,599	49,377
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60	$17.85
Value at end of period	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	52,465	64,878	46,901	45,122	48,123	49,601	264,700	275,222	219,573	196,624
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.01	$12.14	$10.96	$9.00	$12.35	$12.51
Value at end of period	$13.33	$12.01	$12.14	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	265,269	231,935	168,146	81,021	31,167	438
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.57	$11.99	$10.58	$8.45	$12.82	$13.08
Value at end of period	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	318,728	337,131	184,835	123,122	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.54	$12.14	$10.64	$8.33	$13.27	$13.58
Value at end of period	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	257,992	256,695	122,505	87,228	30,562	3,338
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.49	$12.16	$10.61	$8.20	$13.69	$14.03
Value at end of period	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	161,046	152,696	62,015	51,178	20,619	441
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.95	$11.59	$11.37
Value at end of period	$12.60	$10.95	$11.59
Number of accumulation units outstanding at end of period	1,303	643	444

CFI 66

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.39	$9.07
Value at end of period	$10.63	$9.39
Number of accumulation units outstanding at end of period	4,108	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.28	$12.28	$11.25	$9.64	$11.61	$11.66
Value at end of period	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	16,488	16,856	11,675	4,426	1,170	378
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.08	$10.19	$9.20	$7.55
Value at end of period	$11.24	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	3,238	5,248	4,595	592
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31	$14.11
Value at end of period	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	22,492	24,119	26,833	32,861	52,219	65,929	113,364	123,459	65,778	59,349
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88	$13.21
Value at end of period	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	15,010	19,911	15,294	15,333	24,459	15,919	136,575	113,931	78,332	66,223
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86	$13.43
Value at end of period	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	42,865	50,480	49,963	55,554	59,917	67,164	340,525	330,100	225,213	184,581
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.56	$14.21	$12.51	$9.43	$13.05	$13.19
Value at end of period	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	395,149	438,135	230,030	158,513	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.91	$14.50	$11.33	$7.77	$13.72	$14.02
Value at end of period	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	137,584	205,802	116,154	115,094	102,984	55,809
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30	$16.20
Value at end of period	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	25,415	45,562	41,838	39,701	20,903	5,556	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23	$16.07
Value at end of period	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	108,472	124,122	95,420	96,011	88,084	16,767	222,140	217,509	182,857	134,385
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.65	$14.48	$12.78	$9.33	$18.55	$19.05
Value at end of period	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	1,318	9,371	9,919	10,762	9,401	5,407

CFI 67

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.91	$9.03	$8.32	$6.32	$10.21
Value at end of period	$9.37	$7.91	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	35,318	44,257	29,021	21,186	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.05	$9.64	$8.98	$6.82	$11.34	$11.64
Value at end of period	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	8,343	9,174	5,374	1,899	1,758	404
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.19	$11.42	$10.80	$10.24	$9.86
Value at end of period	$12.61	$12.19	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	15,469	16,786	7,306	5,736	1,778
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.64	$12.47	$10.91	$8.68	$13.85	$14.05
Value at end of period	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	83,016	66,522	50,375	34,100	913	108
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.34	$11.68	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18	$8.20
Value at end of period	$12.81	$11.34	$11.68	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	8,601	17,765	5,836	5,265	5,858	6,011	106,062	99,660	82,380	66,039
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.91	$13.82	$12.33	$10.08
Value at end of period	$14.19	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	1,168	5,443	5,447	4,215
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.05	$11.10	$10.18	$7.96	$11.44	$11.70
Value at end of period	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	14,991	24,308	18,663	18,002	14,950	11,140
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.19
Value at end of period	$36.16
Number of accumulation units outstanding at end of period	3,858
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$35.79	$35.81
Value at end of period	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$23.10	$23.12
Value at end of period	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	11
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$18.15	$19.42
Value at end of period	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	57

CFI 68

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.52	$9.08	$7.41	$5.38	$8.79	$9.30
Value at end of period	$8.94	$8.52	$9.08	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	5,886	5,524	1,188	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.19	$11.44	$9.20	$7.19	$6.15
Value at end of period	$12.93	$11.19	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	7,327	9,938	4,962	2,941	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.21	$14.86	$11.89	$9.43	$15.61	$16.23
Value at end of period	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	62,323	71,717	28,397	26,704	23,024	7,888
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.70	$11.09	$9.08	$7.00	$11.50	$12.12
Value at end of period	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	1,400	5,148	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	28,976	45,889	31,388	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$67.56	$82.82	$65.48	$36.18	$69.89	$71.03
Value at end of period	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	25,454	91,690	65,952	57,138	43,790	34,935
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2011)
Value at beginning of period	$23.58	$24.73
Value at end of period	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	44
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.46	$13.82	$11.24	$8.23	$13.29	$13.85
Value at end of period	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	4,219	7,215	6,894	7,363	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.57	$12.86	$11.54	$9.55	$13.83	$13.92
Value at end of period	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	10,677	60,979	48,953	46,979	39,453	41,504
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	447,237	539,131	341,029	247,264	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.16	$10.70	$9.27	$5.33	$12.80	$11.71
Value at end of period	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	12,546	22,901	16,697	32,784	14,770	12,036

CFI 69

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	7,169	36,573	31,729	18,192	11,734	8,294	129	129
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$10.43	$8.38	$5.48	$8.63
Value at end of period	$10.82	$8.90	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	5,901	97,154	45,457	18,329	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$29.06	$29.89	$26.63	$22.49	$21.25	$20.22
Value at end of period	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	23,660	195,877	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.34	$10.69	$10.00	$8.74	$9.96
Value at end of period	$11.95	$11.34	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	13,183	17,650	12,418	5,176	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	116,299	198,885	135,584	101,314	80,865	49,918	12,388	9,289
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.78	$9.82
Value at end of period	$7.69	$8.78
Number of accumulation units outstanding at end of period	312	36,297
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.01	$10.60	$8.52	$5.71	$10.54	$10.28
Value at end of period	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	21,706	49,998	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.24	$17.36	$13.77	$8.32	$16.40	$17.07
Value at end of period	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	31,846	49,809	22,095	21,712	20,392	13,552
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.62	$15.21	$12.38	$8.74	$14.55	$14.86
Value at end of period	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	99,279	97,810	30,357	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	37,913	106,307	93,119	79,484	52,509	42,462	1,659	500
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.06	$24.68	$20.21	$15.63	$22.99	$23.65
Value at end of period	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	7,791	30,488	27,041	25,493	23,182	20,060

CFI 70

Condensed Financial Information (continued)

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.60
Value at end of period	$18.14
Number of accumulation units outstanding at end of period	1,914,642
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40
Value at end of period	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30
Number of accumulation units outstanding at end of period	4,841,438	1,391	1,432	1,476	1,473	1,482	1,599	1,665	659,807	480,452
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91
Value at end of period	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56
Number of accumulation units outstanding at end of period	760,318	47	47	47	47	47	221	216	314,974	210,213
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42
Value at end of period	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13
Number of accumulation units outstanding at end of period	305	205	278	278	278	278	524	487	559,933	481,243
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73
Value at end of period	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60
Number of accumulation units outstanding at end of period	813	16	16	16	16	16	16	44	44,140	45,980
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.40
Value at end of period	$22.90
Number of accumulation units outstanding at end of period	387,199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.97
Value at end of period	$21.15
Number of accumulation units outstanding at end of period	789,233
ING BALANCED PORTFOLIO
Value at beginning of period	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17
Value at end of period	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03
Number of accumulation units outstanding at end of period	423,939	7	37	37	37	37	39	39	113,110	95,340
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.74
Value at end of period	$23.00
Number of accumulation units outstanding at end of period	1,548,031
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.72
Value at end of period	$15.38
Number of accumulation units outstanding at end of period	21,872
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.21	$9.37	$8.29	$6.38	$10.49	$10.69
Value at end of period	$10.52	$9.21	$9.37	$8.29	$6.38	$10.49
Number of accumulation units outstanding at end of period	7,794	766	820	820	1,200	1,201

CFI 71

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$5.58
Value at end of period	$5.42
Number of accumulation units outstanding at end of period	508,882
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.41
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	1,466,094
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.44
Value at end of period	$13.39
Number of accumulation units outstanding at end of period	651,553
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.12
Value at end of period	$20.69
Number of accumulation units outstanding at end of period	24,837
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.74
Value at end of period	$16.38
Number of accumulation units outstanding at end of period	4,422
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	562,087	11	11	11	11	11	11	50
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.96	$13.23	$10.92	$7.98	$13.58	$9.69
Value at end of period	$11.57	$11.96	$13.23	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	182	0	210	210	210	210
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.52	$13.32	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73
Value at end of period	$12.53	$11.52	$13.32	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85
Number of accumulation units outstanding at end of period	4	4	4	4	6	6	78	78	22,876	26,301
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38
Value at end of period	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01
Number of accumulation units outstanding at end of period	27,270	2,079	2,351	2,710	2,983	3,132	3,605	3,751	445,802	463,259
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48
Value at end of period	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64
Number of accumulation units outstanding at end of period	182,146	634	743	733	721	711	730	716	423,974	401,289
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$28.03
Value at end of period	$29.29
Number of accumulation units outstanding at end of period	1,121,981

CFI 72

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.48
Value at end of period	$20.31
Number of accumulation units outstanding at end of period	172,936
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25
Value at end of period	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02
Number of accumulation units outstanding at end of period	3,472,123	929	893	854	809	767	745	704	172,294	140,681
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$7.61
Value at end of period	$8.40
Number of accumulation units outstanding at end of period	64,971
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.90
Value at end of period	$14.30
Number of accumulation units outstanding at end of period	1,719,551
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.60
Value at end of period	$15.46
Number of accumulation units outstanding at end of period	38,244
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.95	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	6,737	0	131	131	147	183	183	313
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.16
Value at end of period	$13.56
Number of accumulation units outstanding at end of period	0
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$22.30
Value at end of period	$22.60
Number of accumulation units outstanding at end of period	217
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.90
Value at end of period	$16.70
Number of accumulation units outstanding at end of period	1,097
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.39	$10.33
Value at end of period	$12.22	$10.39
Number of accumulation units outstanding at end of period	3,517,495	824
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$9.80
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	501,018

CFI 73

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.11
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	78,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.05
Value at end of period	$17.48
Number of accumulation units outstanding at end of period	24
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.97
Value at end of period	$20.99
Number of accumulation units outstanding at end of period	285,535
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95
Value at end of period	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00
Number of accumulation units outstanding at end of period	2,886,563	335	335	335	335	54	54	54	99,433	109,629
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	424,803	1,556	1,779	1,975	2,187	2,211	2,750	2,877
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.33
Value at end of period	$18.02
Number of accumulation units outstanding at end of period	773
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.29
Value at end of period	$17.49
Number of accumulation units outstanding at end of period	1,112
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.93
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	60,748
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.02
Value at end of period	$17.79
Number of accumulation units outstanding at end of period	171,400
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.22
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	530,562
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.61
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	414,136

CFI 74

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.68
Value at end of period	$15.20
Number of accumulation units outstanding at end of period	18,720
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.48
Value at end of period	$18.07
Number of accumulation units outstanding at end of period	48,090
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.23
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	989,497
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.66
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	210,591
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.51
Value at end of period	$13.13
Number of accumulation units outstanding at end of period	280
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05
Value at end of period	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75
Number of accumulation units outstanding at end of period	2,704	454	454	454	454	454	454	475	91,184	101,741
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.63
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	627
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37
Value at end of period	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73
Number of accumulation units outstanding at end of period	24,135	21	21	21	21	21	21	21	9,124	11,019
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.22
Value at end of period	$13.77
Number of accumulation units outstanding at end of period	30,717
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96
Value at end of period	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66
Number of accumulation units outstanding at end of period	132,212	34	34	34	34	34	34	34	7,732	10,544
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.03
Value at end of period	$16.54
Number of accumulation units outstanding at end of period	5,016

CFI 75

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	187,467	920	910	946	892	841	952	951
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.85
Value at end of period	$19.67
Number of accumulation units outstanding at end of period	2,409,214
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15
Value at end of period	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92
Number of accumulation units outstanding at end of period	1,311,004	231	319	362	361	361	558	532	90,993	83,327
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.67
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	27,643
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.90	$9.01	$8.32	$6.32	$10.20
Value at end of period	$9.35	$7.90	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	214,039	68	68	147	153
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.59
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	170,041
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.20	$11.54	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31
Value at end of period	$12.65	$11.20	$11.54	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10
Number of accumulation units outstanding at end of period	16,170	676	677	725	849	848	851	957	45,064	47,768
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$8.76
Value at end of period	$8.92
Number of accumulation units outstanding at end of period	347,412
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.16
Value at end of period	$16.11
Number of accumulation units outstanding at end of period	989,289
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.12
Value at end of period	$18.23
Number of accumulation units outstanding at end of period	1,047,104
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$67.18	$82.39	$65.17	$36.02	$69.63	$69.63
Value at end of period	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	662	0	0	82	82	82

CFI 76

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.05
Value at end of period	$15.76
Number of accumulation units outstanding at end of period	381
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.43
Value at end of period	$13.85
Number of accumulation units outstanding at end of period	106,995
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.95
Value at end of period	$17.19
Number of accumulation units outstanding at end of period	2,507,910
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.14	$10.68	$9.26	$5.32	$12.80	$12.80
Value at end of period	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	100,260	0	0	448	448	448
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.43
Value at end of period	$33.33
Number of accumulation units outstanding at end of period	654
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.75
Value at end of period	$15.55
Number of accumulation units outstanding at end of period	1,861,369
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.08
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	843,353
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.00
Value at end of period	$16.72
Number of accumulation units outstanding at end of period	481,156
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.55
Value at end of period	$17.40
Number of accumulation units outstanding at end of period	940,449
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.16
Value at end of period	$14.43
Number of accumulation units outstanding at end of period	164

CFI 77

Condensed Financial Information (continued)

TABLE 10

FOR CERTAIN ING OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012 (Selected data for accumulation units outstanding throughout each period)

2012

ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.69
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	14,849
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$8.85
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	17,281
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.37
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.40
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	3,062
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.12
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	1,758
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.76
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	73,666
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.84
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	25,193
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.51
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	77,928
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.36
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	239

CFI 78

Condensed Financial Information (continued)

2012

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.63
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	29
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.31
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	1,488
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.77
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	160
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.07
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	123,940
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.15
Value at end of period	$13.32
Number of accumulation units outstanding at end of period	266,551
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$8.08
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	5,648
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$7.08
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	125,536
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.68
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	4,894
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.69
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	1,936
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.19
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	17
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.25
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	6,812

CFI 79

Condensed Financial Information (continued)

2012

ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.70
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	30
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.40
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	9
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.13
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	76
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.42
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	201,278
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.87
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	105
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.68
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	12,784
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.69
Value at end of period	$15.94
Number of accumulation units outstanding at end of period	5,994
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.80
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	4,344
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.15
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	11,204
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.65
Value at end of period	$12.77
Number of accumulation units outstanding at end of period	34
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.49
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	75

CFI 80

Condensed Financial Information (continued)

2012

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.91
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	323
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.71
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	229
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.30
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	180
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.46
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	213
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.65
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	11
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.70
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	8
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.40
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	160,073
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.35
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	84,100
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$8.95
Value at end of period	$9.54
Number of accumulation units outstanding at end of period	2,937
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.84
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	1,338
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.45
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	11,424

CFI 81

Condensed Financial Information (continued)

2012

LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.68
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	82,360
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.09
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	12,465
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.15
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	19
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.60
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	2,609

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.38	$14.19	$13.02	$12.38
Value at end of period	$15.30	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	1,017	627	349	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.90	$11.16	$9.68	$9.03
Value at end of period	$12.06	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	18,745	19,896	10,062	3,585
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.29	$11.13	$9.97	$9.43
Value at end of period	$12.32	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	20,290	17,813	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.68	$11.28	$10.75	$10.20
Value at end of period	$13.46	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	33,093	18,128	13,725	8,279
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.58	$17.66	$16.74
Value at end of period	$18.65	$15.58	$17.66
Number of accumulation units outstanding at end of period	1,810	1,579	850

CFI 82

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.85	$8.51	$8.07	$5.80	$8.94
Value at end of period	$9.79	$7.85	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	5,528	4,979	4,307	3,790	3,808
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.94	$11.85
Value at end of period	$12.68	$10.94
Number of accumulation units outstanding at end of period	603	1,591
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.66	$15.83	$13.86
Value at end of period	$17.64	$15.66	$15.83
Number of accumulation units outstanding at end of period	4,025	3,988	1,891
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	21,225	16,810	12,450	13,253	11,277	6,215	13,936	15,497
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.75
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	1,253
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.59	$9.09	$7.86	$6.20	$8.84
Value at end of period	$9.82	$8.59	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	17,106	6,788	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.37	$9.83	$8.04	$6.11	$8.96
Value at end of period	$10.86	$9.37	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	3,310	2,029	865	343	239
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	287,712	2,079,790	2,104,935	1,915,626	1,541,793	1,011,770	410,203	533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	716,659	2,604,172	2,415,531	2,280,121	2,189,447	1,753,796	1,082,527	691,573
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	222,004	1,262,993	1,303,760	1,418,008	1,444,799	1,241,963	682,997	783,937
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	301,443	286,047	399,939	417,864	327,083	245,182	451,275	501,786

CFI 83

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	36,681	28,173	40,790	43,425	50,712	45,025	56,984	89,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	35,540	772,940	834,708	835,057	808,893	637,501	155,795	18,025
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.00	$9.22	$8.13	$6.13	$9.08
Value at end of period	$10.49	$9.00	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	194,592	89,862	69,725	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	51,609	331,086	305,813	143,705	27,666	13,680	18,387	8,193
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	176,386	174,928	240,255	286,440	336,347	345,032	612,966	914,919
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	73,720	1,352,670	1,438,458	1,413,949	1,201,988	904,525	129,971	20,564
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.97	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26	$10.20
Value at end of period	$15.32	$12.97	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26
Number of accumulation units outstanding at end of period	13,764	47,396	36,286	32,694	19,677	10,028	7,874	110
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.19	$9.35	$8.28	$6.37	$10.48	$10.69
Value at end of period	$10.49	$9.19	$9.35	$8.28	$6.37	$10.48
Number of accumulation units outstanding at end of period	128,949	106,562	155,366	171,738	173,932	149,130
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$5.02	$5.63	$4.77	$3.14	$5.24	$4.43	$4.15	$3.39
Value at end of period	$5.39	$5.02	$5.63	$4.77	$3.14	$5.24	$4.43	$4.15
Number of accumulation units outstanding at end of period	88,786	756,140	673,884	563,799	457,811	331,936	171,422	80,343
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.77	$10.35	$8.94	$6.72	$9.75
Value at end of period	$12.25	$9.77	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	79,906	1,017,737	935,985	796,150	628,609
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36	$10.48
Value at end of period	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	70,650	964,529	908,569	739,250	808,288	653,933	183,195

CFI 84

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.18	$10.52	$8.44	$6.80	$10.36	$10.41
Value at end of period	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	12,229	8,990	7,378	4,507	1,238	14
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	10,221	47,340	67,444	71,562	39,317	21,209	13,729	2,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	83,967	1,201,032	769,394	619,870	295,965	94,324	47,840	18,065
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	149,121	658,923	714,560	579,987	538,205	391,046	240,769	250,314
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.93	$13.20	$10.90	$7.97	$13.58	$9.69
Value at end of period	$11.53	$11.93	$13.20	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	98,956	63,883	103,520	94,742	91,789	76,523
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.34	$15.29	$15.33
Value at end of period	$16.73	$16.34	$15.29
Number of accumulation units outstanding at end of period	1,897	2,721	1,697
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.14	$14.04	$12.67	$8.80	$14.68	$13.75	$11.83	$11.25
Value at end of period	$13.20	$12.14	$14.04	$12.67	$8.80	$14.68	$13.75	$11.83
Number of accumulation units outstanding at end of period	63,243	57,008	62,046	72,926	75,192	53,234	69,752	83,069
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	839,210	847,975	1,160,834	975,697	1,222,363	1,124,594	1,720,872	1,787,621
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	250,124	450,565	573,609	572,860	594,639	350,930	342,528	208,675
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	108,294	393,949	406,845	416,193	452,410	477,321	432,043	424,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	63,279	322,594	355,597	348,307	399,729	341,597	387,810	275,806

CFI 85

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	303,039	533,775	539,402	505,538	463,234	389,230	299,042	209,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.09	$8.12	$7.57	$5.97
Value at end of period	$8.38	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	23,444	81,043	88,067	78,707
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$14.22	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	55,390	114,563	150,702	202,993	296,268	360,257	72,092	17,285
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	37,617	87,185	128,060	123,761	144,880	138,953	152,560	8,058
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	280,556	317,644	610,511	580,703	633,250	581,824	534,406	842,927
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	56,479	364,092	402,373	377,644	327,917	293,847	79,372	1,680
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	20,624	11,049	25,791	26,525	14,500	11,763	6,592	4,930
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	64,300	45,069	42,985	41,638	34,298	22,178	41,969	14,965
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	10,479	246,550	130,890	82,444	65,526	34,384	7,333	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.38	$10.33
Value at end of period	$12.20	$10.38
Number of accumulation units outstanding at end of period	301,417	1,529,431
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.80	$8.54	$7.19	$6.42	$9.23	$9.43
Value at end of period	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	344,087	1,000,518	1,059,936	1,345,805	1,238,565	751,731

CFI 86

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.96	$10.15	$8.49	$6.60	$10.23
Value at end of period	$11.18	$9.96	$10.15	$8.49	$6.60
Number of accumulation units outstanding at end of period	14,605	85,558	83,740	85,584	95,443
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.71	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61	$13.13
Value at end of period	$17.38	$15.71	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61
Number of accumulation units outstanding at end of period	26,726	24,763	30,649	28,593	32,506	22,187	95,124	19,366
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.55	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47	$9.95
Value at end of period	$20.91	$18.55	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47
Number of accumulation units outstanding at end of period	21,178	350,850	278,031	267,963	236,809	172,393	16,461	302
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	47,326	28,460	13,627	10,928	5,469	2,496	4,433	3,312
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	473,852	1,809,847	1,468,184	1,424,386	1,857,131	1,202,284	214,602	61,613
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	686,651	1,292,209	1,354,724	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	44,498	324,318	274,897	113,811	87,761	59,052	17,763	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76	$11.47
Value at end of period	$17.40	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	297,996	216,029	186,036	112,064	68,749	21,356	88,336	29,607
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85	$10.30
Value at end of period	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	21,357	87,391	103,764	98,512	119,890	98,451	49,010
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63	$10.15
Value at end of period	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	15,467	256,411	217,323	198,272	154,035	136,420	17,939
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.40	$10.98	$9.33	$7.48	$11.21	$10.65	$9.55
Value at end of period	$11.51	$10.40	$10.98	$9.33	$7.48	$11.21	$10.65
Number of accumulation units outstanding at end of period	85,426	1,030,786	1,177,529	1,146,227	1,140,145	939,901	15,117

CFI 87

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.66	$14.14	$12.60	$10.71
Value at end of period	$16.70	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	4,270	1,230	5,942	811
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.34	$9.15	$8.20	$6.66	$9.02
Value at end of period	$10.74	$9.34	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	19,580	180,713	169,976	142,094	1,423
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.15	$13.14	$11.89	$10.07
Value at end of period	$15.17	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	4,811	28,935	22,733	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.70	$16.13	$12.88	$11.42
Value at end of period	$18.04	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	2,939	73,702	50,451	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.08	$10.32	$8.29	$5.94	$9.31
Value at end of period	$11.74	$10.08	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	9,043	43,125	5,757	1,726	554
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.58	$11.06	$8.79	$6.98	$10.10
Value at end of period	$12.21	$10.58	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	6,391	28,413	6,556	1,543	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	14,193	26,828	29,842	23,989	3,213	2,181	1,809	3,421
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	113,516	106,197	136,325	134,627	136,964	99,236	91,467	233,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$13.23	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	271,170	312,384	374,090	330,622	231,754	151,358	44,452	452
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	380,122	312,879	350,851	305,840	205,308	86,634	25,973	685
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	302,791	329,333	401,710	351,861	228,490	81,083	31,164	149

CFI 88

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	248,822	262,725	281,483	231,366	149,503	44,478	15,263	0
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.93	$11.58	$10.03
Value at end of period	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	26,979	13,763	3,216
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.36	$9.64	$8.59	$8.51
Value at end of period	$10.59	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	251	179	139	88
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	18,337	136,479	33,291	39,728	53,963	72,216	45,576	235
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.04	$10.16	$9.19	$7.67	$8.05
Value at end of period	$11.19	$10.04	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	11,887	10,590	8,582	6,410	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	110,526	119,694	142,907	70,546	36,749	16,058	13,310	7,966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	391,045	382,662	349,911	232,238	129,715	52,777	38,454	59,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	326,317	420,768	344,429	205,320	156,719	161,701	94,487	43,717
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	312,198	6,259,063	5,529,761	4,344,384	3,156,636	1,934,744	39,912	11,277
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	395,187	566,674	645,353	645,673	574,121	424,163	565,761	736,534
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	81,117	487,376	494,774	338,443	211,118	150,263	61,343	13,131

CFI 89

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	278,727	526,758	535,381	388,270	316,429	250,855	424,529	281,754
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42	$13.13
Value at end of period	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	15,418	43,233	37,236	55,916	62,280	53,994	27,546
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.88	$9.00	$8.31	$6.32	$10.20
Value at end of period	$9.32	$7.88	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	147,371	217,250	229,590	237,632	245,017
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11	$10.16
Value at end of period	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	4,395	3,193	5,759	4,489	2,819	2,211	80
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.15	$11.39	$10.78	$10.29
Value at end of period	$12.55	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	10,124	14,403	8,068	2,626
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.70	$12.07	$10.69	$8.16	$13.61	$13.52	$11.86	$10.72
Value at end of period	$13.21	$11.70	$12.07	$10.69	$8.16	$13.61	$13.52	$11.86
Number of accumulation units outstanding at end of period	78,834	93,264	110,905	126,740	137,355	153,982	136,454	126,726
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.87	$13.80	$12.74
Value at end of period	$14.14	$12.87	$13.80
Number of accumulation units outstanding at end of period	153	353	236
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	32,624	23,759	33,378	36,216	34,384	19,827	19,517	9,720
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.19
Value at end of period	$36.14
Number of accumulation units outstanding at end of period	5,931
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	202	191	196	186	160	140		89
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	214	201	204	192	168	152	138	116

CFI 90

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45	$15.29
Value at end of period	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45
Number of accumulation units outstanding at end of period	21	21	21	21	22	21	25
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	258	237	222	204	162	127	138	29
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	200	173	245	225	183	221	59	28
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.48	$9.05	$7.39	$5.37	$8.78	$10.17
Value at end of period	$8.89	$8.48	$9.05	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	12,288	236,494	70,325	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.14	$11.41	$9.19	$7.19	$9.40
Value at end of period	$12.87	$11.14	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	43,599	24,094	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	53,567	54,943	104,044	107,341	109,356	84,275	124,247	42,780
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75	$10.31
Value at end of period	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	27,105	18,134	12,844	5,037	593	399	725
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02	$13.23
Value at end of period	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	138,400	866,891	791,091	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	47,388	412,465	395,735	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	64	66	113	115	123	159	97	174
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$20.34	$20.27	$17.72	$14.99	$18.04
Value at end of period	$22.98	$20.34	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	0	0	1

CFI 91

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	42,541	31,594	29,918	22,958	11,496	1,890	1,409	218
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61	$11.79
Value at end of period	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	16,580	174,373	201,644	214,682	205,673	58,216	17,955
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	153,264	1,671,696	1,422,721	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.13	$10.66	$9.25	$5.32	$12.79	$10.35
Value at end of period	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	20,441	178,504	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	13,037	6,689	7,353	8,069	9,881	9,288	34,941	31
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.87	$10.41	$8.37	$5.48	$8.95
Value at end of period	$10.77	$8.87	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	13,339	10,148	8,614	2,797	1,025
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	190,450	1,084,122	1,012,847	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.29	$10.66	$9.99	$8.74	$9.78
Value at end of period	$11.90	$11.29	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	29,902	20,920	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	293,901	3,130,770	3,808,211	3,715,843	2,946,765	1,970,670	759,533	1,176
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.78	$10.30
Value at end of period	$7.68	$8.78
Number of accumulation units outstanding at end of period	3,844	7,516
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.97	$10.56	$8.50	$5.70	$10.53	$10.14
Value at end of period	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	68,275	786,693	681,129	480,500	408,172	301,600

CFI 92

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01	$13.08
Value at end of period	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	56,871	822,038	916,219	770,789	771,205	805,446	102,387
WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	42,507	446,239	348,313	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	76,298	48,042	61,745	64,871	58,254	48,835	141,425	18
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96	$21.98
Value at end of period	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96
Number of accumulation units outstanding at end of period	21,168	11,427	14,920	13,845	6,634	6,236	42,076

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.36	$14.18	$13.01	$13.13
Value at end of period	$15.27	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	81	81	81	852
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.88	$11.15	$9.67	$8.59
Value at end of period	$12.04	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	2,494	3,805	2,070	1,614
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.27	$11.12	$9.96	$8.19
Value at end of period	$12.29	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	1,010	889	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.67	$11.27	$10.74	$10.18
Value at end of period	$13.44	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	4,316	274	1,558	2,058
ARIEL FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.87
Value at end of period	$18.54
Number of accumulation units outstanding at end of period	62

CFI 93

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.83	$8.49	$8.06	$5.20
Value at end of period	$9.76	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	5,001	501	112	645
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.94	$11.77	$9.80
Value at end of period	$12.66	$10.94	$11.77
Number of accumulation units outstanding at end of period	2,268	2,155	1,049
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.64	$15.82	$12.65	$12.11
Value at end of period	$17.60	$15.64	$15.82	$12.65
Number of accumulation units outstanding at end of period	236	220	509	59
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31
Value at end of period	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05
Number of accumulation units outstanding at end of period	9,799	6,063	6,429	10,092	9,755	10,847	16,084	16,449	10,433	10,936
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.50	$10.07
Value at end of period	$10.93	$9.50
Number of accumulation units outstanding at end of period	1,971	52
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.57	$9.08	$7.85	$6.20	$8.13
Value at end of period	$9.80	$8.57	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	4,471	1,107	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.35	$9.82	$8.03	$6.11	$8.49
Value at end of period	$10.83	$9.35	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	949	865	1,257	976	1,035
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	258,982	227,397	208,391	176,649	119,192	15,260	5,303	3,094	917
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35
Value at end of period	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23
Number of accumulation units outstanding at end of period	487,214	500,854	488,499	488,206	360,449	450,147	510,357	417,525	241,304	224,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87
Value at end of period	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49
Number of accumulation units outstanding at end of period	107,041	112,047	144,480	148,927	142,179	220,782	233,513	215,262	162,011	155,450
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38
Value at end of period	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07
Number of accumulation units outstanding at end of period	137,952	153,266	189,895	207,923	227,708	306,986	314,560	318,529	241,508	248,666
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69
Value at end of period	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55
Number of accumulation units outstanding at end of period	71,052	66,431	68,419	63,159	19,242	40,120	43,549	30,483	13,037	13,808

CFI 94

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32
Value at end of period	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24
Number of accumulation units outstanding at end of period	27,707	41,040	40,694	39,469	32,066	53,116	48,456	39,003	32,877	13,337
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.98	$9.21	$8.12	$6.13	$9.82
Value at end of period	$10.46	$8.98	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	19,362	20,776	11,121	1,121	70
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12
Value at end of period	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94
Number of accumulation units outstanding at end of period	7,194	7,643	7,046	3,323	1,742	2,421	15,311	15,175	2,259	2,154
ING BALANCED PORTFOLIO
Value at beginning of period	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12
Value at end of period	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97
Number of accumulation units outstanding at end of period	87,421	90,594	100,439	112,621	136,408	184,244	219,574	213,653	166,906	171,664
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73
Value at end of period	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58
Number of accumulation units outstanding at end of period	65,726	64,842	58,170	50,736	37,115	13,143	9,600	5,762	5,640	1,180
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.93	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26	$10.68
Value at end of period	$15.26	$12.93	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	2,935	1,824	4,587	5,622	4,760	855	2,021	187
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.16	$9.34	$8.26	$6.36	$10.48	$10.69
Value at end of period	$10.46	$9.16	$9.34	$8.26	$6.36	$10.48
Number of accumulation units outstanding at end of period	50,762	85,903	103,145	77,220	74,988	77,283
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.99	$5.60	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62
Value at end of period	$5.35	$4.99	$5.60	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79
Number of accumulation units outstanding at end of period	42,737	42,772	51,989	93,411	92,627	104,938	145,212	123,809	66,808	76,442
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75	$10.34	$8.93	$6.72	$9.74
Value at end of period	$12.23	$9.75	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	109,681	49,576	62,989	57,102	43,651
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$10.05
Value at end of period	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	43,433	37,548	30,991	22,752	15,437	5,402	6,699
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11	$9.45
Value at end of period	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	7,822	7,221	6,310	5,609	882	475	215
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78	$12.97
Value at end of period	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	2,042	4,596	6,863	5,922	6,105	2,921	1,901	885	1,372	622

CFI 95

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88	$11.44
Value at end of period	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	25,852	26,696	27,716	17,784	4,421	2,203	236	640
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	118,967	85,904	71,298	75,934	60,616	173,159	168,267	163,875
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	62,278	92,010	79,576	67,304	68,665	29,703
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.37	$13.15	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69
Value at end of period	$12.35	$11.37	$13.15	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80
Number of accumulation units outstanding at end of period	44,647	52,261	60,232	58,345	48,395	42,501	57,469	76,427	54,131	55,856
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35
Value at end of period	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96
Number of accumulation units outstanding at end of period	474,015	506,041	605,018	557,782	591,777	505,931	668,813	772,965	555,941	655,875
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44
Value at end of period	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58
Number of accumulation units outstanding at end of period	154,441	171,387	168,150	171,792	143,761	300,305	356,781	301,429	223,077	239,180
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19
Value at end of period	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38
Number of accumulation units outstanding at end of period	119,978	120,942	124,262	120,001	88,402	126,731	167,493	148,662	94,686	81,313
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75
Value at end of period	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20
Number of accumulation units outstanding at end of period	50,572	51,423	49,075	49,444	43,828	46,893	71,347	73,546	36,943	30,179
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19
Value at end of period	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94
Number of accumulation units outstanding at end of period	265,161	276,267	265,539	247,184	233,535	139,784	136,970	131,320	80,640	83,138
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.08	$8.11	$7.56	$5.85
Value at end of period	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	10,715	6,638	6,869	6,638
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06
Value at end of period	$14.14	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41
Number of accumulation units outstanding at end of period	20,786	28,308	27,799	47,774	45,852	63,875	52,807	25,955	25,882	22,632
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35
Value at end of period	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76
Number of accumulation units outstanding at end of period	24,150	26,358	32,141	34,921	32,182	14,948	12,799	16,863	11,574	143

CFI 96

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	142,927	131,160	170,068	180,677	185,525	854,673	901,737	157,585
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80	$11.37
Value at end of period	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	24,002	23,827	19,797	15,420	6,060	1,404	164
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	17,562	19,438	13,115	9,734	7,316	7,775	4,757	1,241
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91	$10.33
Value at end of period	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	17,390	12,623	12,580	24,186	21,652	14,566	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16	$12.86
Value at end of period	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	2,091	1,773	1,815	686	583	452	179
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.38	$10.32
Value at end of period	$12.19	$10.38
Number of accumulation units outstanding at end of period	128,445	125,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.77	$8.52	$7.18	$6.41	$9.22	$9.43
Value at end of period	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	396,697	410,416	279,640	300,263	181,409	207,429
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$10.14	$8.48	$6.60	$10.23
Value at end of period	$11.16	$9.94	$10.14	$8.48	$6.60
Number of accumulation units outstanding at end of period	621	1,750	5,942	6,623	6,014
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.66	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03	$11.35
Value at end of period	$17.31	$15.66	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	2,176	2,286	3,405	4,596	3,330	2,214	5,365	22,241	16,880	3,682
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.49	$17.47	$15.46	$11.70	$18.89	$14.91	$13.72
Value at end of period	$20.83	$18.49	$17.47	$15.46	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	13,843	12,632	6,108	3,396	5,849	6,748	205
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99
Value at end of period	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50
Number of accumulation units outstanding at end of period	78,071	38,420	20,037	10,564	8,423	21,838	14,505	14,359	15,350	8,675

CFI 97

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89
Value at end of period	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93
Number of accumulation units outstanding at end of period	450,617	357,259	410,286	370,967	248,143	240,415	282,543	208,749	161,940	156,245
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	294,196	300,439	328,988	329,300	334,132	680,701	710,322	208,526
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41	$10.77
Value at end of period	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	10,028	9,201	8,627	1,047	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77
Value at end of period	$17.31	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14
Number of accumulation units outstanding at end of period	236,229	246,284	234,451	166,168	109,250	20,036	14,459	13,853	13,155	13,853
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.07	$10.58	$9.16	$7.40	$11.36	$10.94
Value at end of period	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	33,898	33,117	32,357	27,165	18,669	4,884
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.29	$15.49	$13.09	$7.88	$11.22	$11.35
Value at end of period	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	7,182	5,889	7,527	7,794	701	315
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.37	$10.95	$9.32	$7.47	$11.20	$11.95
Value at end of period	$11.47	$10.37	$10.95	$9.32	$7.47	$11.20
Number of accumulation units outstanding at end of period	33,769	55,612	66,597	67,025	64,062	81,018
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.64	$14.13	$12.59	$10.71
Value at end of period	$16.67	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	0	51	0	3
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.32	$9.14	$8.19	$5.03
Value at end of period	$10.71	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	2,297	3,503	4,540	5,152
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.13	$13.13	$11.88	$10.07
Value at end of period	$15.14	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	74	0	382	386
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.68	$16.12	$12.88	$11.42
Value at end of period	$18.01	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	908	2,368	2,267	2,002

CFI 98

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.06	$10.31	$8.28	$5.94	$10.17
Value at end of period	$11.71	$10.06	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	546	492	1,684	526	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.56	$11.05	$8.79	$6.98	$10.29
Value at end of period	$12.18	$10.56	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	1,958	1,750	2,555	2,380	1,357
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03
Value at end of period	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94
Number of accumulation units outstanding at end of period	90,143	35,371	22,232	7,999	8,945	396,738	392,017	378,380	354,764	324,055
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00
Value at end of period	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67
Number of accumulation units outstanding at end of period	72,421	53,751	56,392	66,470	63,505	79,026	89,954	88,534	57,477	54,596
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.91
Value at end of period	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	180,020	187,673	157,332	168,772	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.27
Value at end of period	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	329,727	295,685	255,656	227,405	61,285	29,062	72,194
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.51
Value at end of period	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	199,009	177,241	169,548	145,855	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.62
Value at end of period	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	132,056	107,058	97,009	78,795	23,976	11,577	22,036
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.92	$11.58	$9.96
Value at end of period	$12.55	$10.92	$11.58
Number of accumulation units outstanding at end of period	3,956	1,933	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05	$10.49
Value at end of period	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	24,714	20,905	25,642	29,370	6,853	5,295	6,210
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.13
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	18

CFI 99

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32
Value at end of period	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67
Number of accumulation units outstanding at end of period	9,959	8,223	10,139	14,706	17,011	21,102	18,284	16,926	11,351	12,107
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06
Value at end of period	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97
Number of accumulation units outstanding at end of period	51,153	62,217	76,325	93,456	90,646	43,752	58,054	49,372	2,406	2,414
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92
Value at end of period	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60
Number of accumulation units outstanding at end of period	225,346	254,296	275,953	291,512	311,074	31,364	41,633	36,576	10,492	3,980
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52	$11.18
Value at end of period	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	435,345	440,395	395,719	371,807	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	108,419	139,302	185,641	215,175	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01	$11.89
Value at end of period	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	28,953	30,629	28,142	23,200	13,398	12,960	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10
Value at end of period	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85
Number of accumulation units outstanding at end of period	117,627	97,093	107,872	92,519	82,227	93,735	120,195	106,399	61,267	59,254
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40	$14.92
Value at end of period	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	665	267	466	467	4,315	191	1,608
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	69,756	63,550	74,126	71,936	73,810
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.98	$9.57	$8.93	$6.79	$11.32	$10.85
Value at end of period	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	0	1,265	1,132	686	369	191
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.13	$11.37	$10.77	$10.23	$9.64
Value at end of period	$12.52	$12.13	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	20,445	21,389	21,361	24,372	2,256
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.05	$11.40	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28
Value at end of period	$12.47	$11.05	$11.40	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05
Number of accumulation units outstanding at end of period	33,091	41,693	54,942	51,208	48,470	38,307	54,312	55,301	39,465	0

CFI 100

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.85	$13.79	$12.32	$11.86
Value at end of period	$14.11	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	48	207	48	48
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45
Value at end of period	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98
Number of accumulation units outstanding at end of period	30,100	40,948	51,813	52,043	54,037	83,014	72,306	31,974	38,655	42,326
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.19
Value at end of period	$36.12
Number of accumulation units outstanding at end of period	6,376
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.18	$22.93	$21.28	$16.99	$20.30	$18.46
Value at end of period	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	0	0	5	4	5	2
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69	$7.95
Value at end of period	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69
Number of accumulation units outstanding at end of period	0	0	6	5	6	2	0	6	113,096	132,200
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12
Value at end of period	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89
Number of accumulation units outstanding at end of period	0	0	23	23	24	21	18	18	65,116	66,481
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.14	$12.89	$11.32	$8.35	$13.92	$12.22
Value at end of period	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	0	0	8	7	8	3
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.46	$9.03	$7.38	$5.37	$4.82
Value at end of period	$8.87	$8.46	$9.03	$7.38	$5.37
Number of accumulation units outstanding at end of period	140	140	353	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.12	$11.39	$9.18	$5.98
Value at end of period	$12.84	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	1,621	1,140	122	88
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41
Value at end of period	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43
Number of accumulation units outstanding at end of period	12,844	34,221	40,271	39,405	36,506	181,193	189,561	174,312	122,933	107,161
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.61	$11.01	$9.03	$6.97	$11.47	$10.61
Value at end of period	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	16,389	24,007	18,354	15,543	9,576	3,356
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	31,654	35,788	29,543	33,802	19,110	15,388	12,487	2,547	431

CFI 101

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	25,573	27,119	24,027	21,707	16,306	19,815	5,867	6,340	644
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.11	$25.33	$21.97	$15.80	$26.57	$24.61
Value at end of period	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	0	0	4	4	4	2
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	53,550	49,129	45,480	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	70,584	89,390	86,563	116,445	104,238	25,685	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	166,193	174,742	147,160	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.11	$10.64	$9.23	$5.32	$12.79	$10.89
Value at end of period	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	4,185	7,617	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	50,013	30,388	21,893	16,453	9,687	3,070	1,954	497
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.85	$10.39	$8.36	$8.12
Value at end of period	$10.75	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	9,038	8,291	4,880	30
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	46,300	64,916	54,638	43,001	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.27	$10.65	$9.98	$8.73	$9.90
Value at end of period	$11.87	$11.27	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	6,831	383	1,008	311	54
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	348,210	352,289	344,683	339,960	273,606	81,624	54,736	21,900	12,419

CFI 102

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.77	$10.70
Value at end of period	$7.67	$8.77
Number of accumulation units outstanding at end of period	20,368	3,208
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.95	$10.54	$8.48	$5.70	$10.53	$10.40
Value at end of period	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	3,182	7,147	6,239	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99	$13.45
Value at end of period	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	79,198	100,432	99,456	97,753	77,282	12,637	1,620
WANGER USA
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	3,505	7,472	11,135	21,192	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	26,234	31,598	46,913	44,349	36,209	30,945	6,866	9,955	12,557
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	2,745	12,049	13,332	20,871	19,571	20,435	9,643	1,164	1,086

TABLE 13

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30	$10.05
Value at end of period	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30
Number of accumulation units outstanding at end of period	2,856	3,541	578	558	534	532	3,679	5,986	3,397	7,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55
Value at end of period	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50
Number of accumulation units outstanding at end of period	47,317	50,659	57,118	57,079	59,293	65,378	119,283	106,278	91,279	75,470
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58	$10.10
Value at end of period	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58
Number of accumulation units outstanding at end of period	25,071	31,707	33,852	33,424	33,843	36,708	68,536	78,723	86,883	60,863

CFI 103

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27	$8.90
Value at end of period	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27
Number of accumulation units outstanding at end of period	42,130	43,031	43,997	45,095	41,426	46,143	90,967	89,225	94,934	87,478
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85	$10.38
Value at end of period	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85
Number of accumulation units outstanding at end of period	2,156	2,204	2,005	2,604	4,458	5,700	14,395	9,319	6,556	3,248
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74	$10.47
Value at end of period	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74
Number of accumulation units outstanding at end of period	17,666	18,475	21,191	21,940	23,631	36,125	79,825	87,003	81,057	74,663
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.15	$9.32	$8.25	$6.35	$10.46	$10.68
Value at end of period	$10.44	$9.15	$9.32	$8.25	$6.35	$10.46
Number of accumulation units outstanding at end of period	11,965	15,501	14,533	15,676	15,873	20,341
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.92	$13.38	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06	$8.66
Value at end of period	$12.79	$11.92	$13.38	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06
Number of accumulation units outstanding at end of period	6,203	8,334	11,014	10,663	15,150	6,204	18,425	22,012	22,494	25,362
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$11.62
Value at end of period	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	10,102	8,779	9,926	10,193	13,868	18,166	39,657	31,154
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	8,928	15,348	13,964	14,245	18,968	8,284
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.13	$11.72	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73	$8.39
Value at end of period	$11.01	$10.13	$11.72	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73
Number of accumulation units outstanding at end of period	4,533	4,424	5,869	9,570	9,131	8,489	17,011	16,798	15,273	16,163
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05	$8.63
Value at end of period	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05
Number of accumulation units outstanding at end of period	140,203	160,471	173,498	165,930	177,933	201,083	405,587	426,795	508,124	534,159
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74	$9.35
Value at end of period	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74
Number of accumulation units outstanding at end of period	48,993	44,668	63,888	74,113	79,689	85,230	153,886	153,542	127,122	85,750

CFI 104

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79	$11.45
Value at end of period	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79
Number of accumulation units outstanding at end of period	33,249	33,027	34,799	35,909	32,771	37,656	102,804	102,137	82,575	46,147
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09	$11.74
Value at end of period	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09
Number of accumulation units outstanding at end of period	16,046	15,774	16,596	15,040	15,285	15,608	35,044	34,393	23,272	10,550
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70	$11.66
Value at end of period	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70
Number of accumulation units outstanding at end of period	25,450	26,097	25,822	33,930	42,348	43,699	68,029	81,811	83,757	55,782
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.08	$8.11	$7.56	$6.94
Value at end of period	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	3,448	3,496	3,278	3,684
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	27,552	26,293	30,283	31,412	37,121	55,146	110,104	106,096
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.38	$10.32
Value at end of period	$12.19	$10.38
Number of accumulation units outstanding at end of period	35,577	36,937
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.79	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86	$12.54
Value at end of period	$16.36	$14.79	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9	4
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35	$10.35
Value at end of period	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35
Number of accumulation units outstanding at end of period	15,090	9,934	18,612	38,913	18,681	48,791	26,619	11,479	14,920	9,622
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	63,959	72,289	70,498	71,028	72,337	86,061	188,203	191,327
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96	$10.56
Value at end of period	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96
Number of accumulation units outstanding at end of period	15,428	15,447	19,021	18,035	21,547	19,185	34,638	32,500	30,745	29,750
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.80
Value at end of period	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	501	402	331	405	289	5,463	12,038

CFI 105

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.15
Value at end of period	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	1,486	1,211	937	678	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.27
Value at end of period	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	7,953	6,866	5,814	5,022	6,413	5,302	1,714
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.71
Value at end of period	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	18,171	16,804	15,481	13,924	11,959	10,654	195
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$11.60
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	16
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.70
Value at end of period	$13.27
Number of accumulation units outstanding at end of period	1
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74	$10.53
Value at end of period	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74
Number of accumulation units outstanding at end of period	7,563	6,787	8,802	6,310	6,207	5,289	6,007	5,749	6,987	7,046
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38	$10.04
Value at end of period	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38
Number of accumulation units outstanding at end of period	10,339	9,565	9,033	7,943	7,566	7,898	20,364	8,320	6,742	5,864
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55	$10.27
Value at end of period	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55
Number of accumulation units outstanding at end of period	5,458	5,071	5,120	5,772	5,914	5,957	8,875	8,368	11,479	10,329
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	52,081	61,797	64,967	71,671	71,144	82,810	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48	$14.08
Value at end of period	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37	$9.96
Value at end of period	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37
Number of accumulation units outstanding at end of period	13,196	13,415	13,481	12,008	10,647	11,044	33,622	36,029	35,842	32,840

CFI 106

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	21,667	22,034	21,657	22,785	26,651
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.30	$11.66	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26	$8.92
Value at end of period	$12.76	$11.30	$11.66	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26
Number of accumulation units outstanding at end of period	26,333	25,741	26,478	26,243	30,699	29,700	68,910	69,795	69,112	64,994
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54
Value at end of period	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32
Number of accumulation units outstanding at end of period	1,128	3,998	1,213	1,470	1,679	1,755	5,492	3,091	2,793	2,140
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.19
Value at end of period	$36.12
Number of accumulation units outstanding at end of period	185
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74	$10.08
Value at end of period	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	88
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50	$43.28
Value at end of period	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$13.19
Value at end of period	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	58
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$13.34
Value at end of period	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.35	$14.17	$12.40
Value at end of period	$15.24	$13.35	$14.17
Number of accumulation units outstanding at end of period	113	71	30

CFI 107

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.86	$11.14	$9.67	$9.54
Value at end of period	$12.01	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	14,245	6,114	4,017	811
AMANA INCOME FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.25	$11.10	$11.01
Value at end of period	$12.26	$11.25	$11.10
Number of accumulation units outstanding at end of period	8,172	10,380	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.65	$11.26	$10.74	$10.50
Value at end of period	$13.41	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	18,786	5,163	172	20
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.41	$17.49	$17.20
Value at end of period	$18.43	$15.41	$17.49
Number of accumulation units outstanding at end of period	891	691	691
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.81	$8.47	$8.05	$5.67
Value at end of period	$9.74	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	20,816	4,374	3,884	4,079
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.93	$11.76	$11.69
Value at end of period	$12.65	$10.93	$11.76
Number of accumulation units outstanding at end of period	2,514	2,692	469
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.62	$15.80	$12.65	$12.08
Value at end of period	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	338	455	210	10
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29
Value at end of period	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02
Number of accumulation units outstanding at end of period	8,148	6,932	7,590	4,895	17,133	22,592	8,537	4,758	16,312	12,992
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.28
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.55	$9.07	$7.84	$6.20	$8.48
Value at end of period	$9.78	$8.55	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	23,618	52	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.33	$9.81	$8.03	$6.11	$6.08
Value at end of period	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	4,159	403	0	648	82

CFI 108

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	92,772	58,722	46,705	35,174	48,805	42,629	30,646	4,677	700
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33
Value at end of period	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19
Number of accumulation units outstanding at end of period	119,951	2,964,998	3,084,650	214,023	275,711	217,169	383,019	270,004	702,963	578,035
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85
Value at end of period	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46
Number of accumulation units outstanding at end of period	48,496	62,119	74,752	75,945	83,733	172,172	272,073	149,572	825,795	639,168
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36
Value at end of period	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04
Number of accumulation units outstanding at end of period	131,669	135,068	171,423	166,798	222,467	277,105	358,554	240,015	552,845	555,652
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68
Value at end of period	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52
Number of accumulation units outstanding at end of period	9,765	12,226	12,641	5,010	8,353	23,873	40,984	23,641	66,264	53,560
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31
Value at end of period	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23
Number of accumulation units outstanding at end of period	19,365	48,892	34,310	41,203	39,970	71,611	94,815	55,654	36,672	4,495
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.97	$9.20	$8.12	$6.12	$8.99
Value at end of period	$10.44	$8.97	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	50,325	32,868	27,297	27,145	3,605
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12
Value at end of period	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93
Number of accumulation units outstanding at end of period	17,524	974,104	1,058,659	1,693	13,720	25,283	16,573	6,993	4,113	665
ING BALANCED PORTFOLIO
Value at beginning of period	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10
Value at end of period	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93
Number of accumulation units outstanding at end of period	143,895	597,025	577,301	195,593	243,823	309,890	465,727	386,523	839,644	713,922
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57	$9.65
Value at end of period	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	19,772	769,737	759,990	34,236	38,972	78,794	83,323	27,529	16,444	1,713
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26	$10.82
Value at end of period	$15.21	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	3,493	1,490	2,669	2,593	2,250	1,221	9,428	807
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.14	$9.32	$8.25	$6.36	$10.47	$10.69
Value at end of period	$10.43	$9.14	$9.32	$8.25	$6.36	$10.47
Number of accumulation units outstanding at end of period	58,011	57,875	53,140	52,439	61,775	73,986

CFI 109

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.96	$5.57	$4.73	$3.11	$5.20	$4.40	$4.13	$3.71	$3.78	$2.62
Value at end of period	$5.32	$4.96	$5.57	$4.73	$3.11	$5.20	$4.40	$4.13	$8.77	$3.78
Number of accumulation units outstanding at end of period	29,181	26,410	28,027	20,080	35,954	38,251	131,549	159,290	95,262	245,026
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.73	$10.32	$8.93	$6.72	$9.74
Value at end of period	$12.20	$9.73	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	37,217	30,941	17,573	20,273	17,017
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35	$10.05
Value at end of period	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	15,527	9,840	6,970	6,100	5,648	1,366	33,884
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.12	$10.47	$8.41	$6.78	$9.86
Value at end of period	$11.49	$10.12	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	1,888	323	287	63	63
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99
Value at end of period	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76
Number of accumulation units outstanding at end of period	4,236	3,759	6,264	7,027	10,487	7,554	4,188	1,604	2,690	2,354
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	32,009	14,478	6,783	4,817	7,511	13	5,701	550
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	52,617	57,058	73,001	77,956	90,415	96,452	122,436	81,732
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.87	$13.14	$10.87	$7.95	$13.56	$9.69
Value at end of period	$11.46	$11.87	$13.14	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	44,787	38,056	45,194	35,739	60,759	44,806
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.29	$13.07	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67
Value at end of period	$12.26	$11.29	$13.07	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77
Number of accumulation units outstanding at end of period	9,263	10,278	14,719	16,986	27,438	35,793	48,017	31,981	103,895	110,101
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$8.55	$7.94	$6.34
Value at end of period	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$9.62	$7.94
Number of accumulation units outstanding at end of period	334,106	425,911	532,361	524,546	664,656	721,454	1,860,531	1,635,914	2,284,441	2,670,006
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42
Value at end of period	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55
Number of accumulation units outstanding at end of period	82,588	102,712	118,345	134,364	164,902	173,623	380,672	295,687	325,584	270,330
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16
Value at end of period	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33
Number of accumulation units outstanding at end of period	40,175	1,029,153	1,039,992	49,477	60,818	84,389	136,775	123,316	417,849	302,362

CFI 110

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72
Value at end of period	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16
Number of accumulation units outstanding at end of period	21,209	28,920	30,944	33,379	38,949	64,201	98,944	59,494	228,857	145,109
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16
Value at end of period	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90
Number of accumulation units outstanding at end of period	100,476	3,319,846	3,384,372	105,761	123,333	131,955	312,992	275,165	389,306	365,592
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.07	$8.10	$7.55	$5.94	$5.64
Value at end of period	$8.34	$7.07	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	12,497	10,142	8,203	8,207	887
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40	$7.55
Value at end of period	$14.06	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	15,276	2,140,627	2,290,106	46,058	30,523	24,278	39,906	22,429	11,160	241
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34
Value at end of period	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75
Number of accumulation units outstanding at end of period	11,550	11,248	13,652	15,034	31,411	68,428	59,421	21,710	14,256	3,399
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	105,705	110,398	119,183	223,775	297,636	320,225	408,718	212,266
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	10,446	13,917	13,725	8,564	10,438	14,558	11,889	1,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	12,224	6,159	9,876	6,878	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21
Value at end of period	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90
Number of accumulation units outstanding at end of period	23,536	13,316	14,501	13,296	35,722	71,135	49,023	8,880	6,378	1,074
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15	$12.56
Value at end of period	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	7,740	3,930	3,322	2,522	2,793	2,405	3,461
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.37	$10.32
Value at end of period	$12.18	$10.37
Number of accumulation units outstanding at end of period	68,136	56,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.75	$8.50	$7.17	$6.40	$9.21	$9.42
Value at end of period	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	68,638	103,501	26,087	21,331	78,541	75,660

CFI 111

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.92	$10.12	$8.48	$6.59	$10.23
Value at end of period	$11.13	$9.92	$10.12	$8.48	$6.59
Number of accumulation units outstanding at end of period	17,898	8,156	6,189	1,932	4,453
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.59	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03	$11.43
Value at end of period	$17.23	$15.59	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	10,724	11,327	7,642	4,705	5,214	10,503	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.43	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46	$11.00
Value at end of period	$20.75	$18.43	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	8,443	6,956	10,533	12,120	11,870	5,832	13,221	735
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98
Value at end of period	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48
Number of accumulation units outstanding at end of period	60,199	17,268	15,845	4,659	5,275	5,430	4,152	3,063	2,965	3,294
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86
Value at end of period	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90
Number of accumulation units outstanding at end of period	131,868	2,028,314	1,809,945	307,068	422,639	97,084	81,828	79,187	89,013	110,222
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	176,691	239,362	283,232	403,741	514,069	435,270	656,982	359,165
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	26,303	18,758	19,845	15,911	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76
Value at end of period	$17.21	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13
Number of accumulation units outstanding at end of period	151,017	125,819	108,093	96,815	54,887	36,371	46,474	37,045	32,493	21,807
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84	$9.52
Value at end of period	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	16,809	8,852	5,460	3,109	2,346	2,500	901
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.25	$15.45	$13.06	$7.87	$11.21	$11.25
Value at end of period	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	11,195	3,807	2,498	1,437	372	2,987
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.34	$10.93	$9.30	$7.46	$11.19	$10.65	$10.66
Value at end of period	$11.43	$10.34	$10.93	$9.30	$7.46	$11.19	$10.65
Number of accumulation units outstanding at end of period	19,570	44,859	38,736	65,716	101,160	76,916	300

CFI 112

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.62	$14.12	$11.91
Value at end of period	$16.64	$14.62	$14.12
Number of accumulation units outstanding at end of period	2,370	768	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.30	$9.13	$8.18	$6.65	$6.51
Value at end of period	$10.69	$9.30	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	30,512	8,909	3,979	4,348	2,280
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.12	$13.12	$11.88	$10.07
Value at end of period	$15.12	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	927	960	794	308
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.65	$16.10	$12.87	$11.42
Value at end of period	$17.97	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	3,283	1,936	2,401	2,291
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.04	$10.30	$8.27	$5.94	$4.91
Value at end of period	$11.68	$10.04	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	15,288	4,633	3,758	6,719	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.54	$11.03	$8.78	$6.98	$10.33
Value at end of period	$12.16	$10.54	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	9,391	3,872	1,681	5,001	1,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03
Value at end of period	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93
Number of accumulation units outstanding at end of period	44,530	21,813	24,028	17,864	13,913	9,521	10,645	7,019	5,797	3,497
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98
Value at end of period	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64
Number of accumulation units outstanding at end of period	65,457	66,631	82,370	69,771	86,086	93,694	143,057	101,621	274,222	199,373
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81	$10.85
Value at end of period	$13.13	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	67,148	47,559	50,627	49,677	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	221,732	172,598	155,745	167,234	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	157,702	117,967	127,897	127,989	139,209	103,555	48,992	603

CFI 113

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	140,506	119,348	73,102	71,189	70,952	40,035	22,333	1,320
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.91	$11.57	$10.59
Value at end of period	$12.53	$10.91	$11.57
Number of accumulation units outstanding at end of period	1,800	342	48
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.32	$9.61	$8.58	$6.06
Value at end of period	$10.54	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	9,133	7,462	5,469	2,436
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04	$10.44
Value at end of period	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	42,940	11,148	28,980	16,993	27,939	21,338	598
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.01	$10.14	$9.17	$7.67	$8.14
Value at end of period	$11.14	$10.01	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	600	20	2	0	132
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30
Value at end of period	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63
Number of accumulation units outstanding at end of period	7,046	4,228	9,720	25,125	35,695	38,095	42,682	25,959	9,644	6,035
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05
Value at end of period	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94
Number of accumulation units outstanding at end of period	21,281	33,317	34,093	72,187	132,593	105,049	49,501	11,315	32,265	5,823
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90
Value at end of period	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57
Number of accumulation units outstanding at end of period	16,785	26,586	21,475	105,792	123,282	63,371	69,643	17,880	32,687	12,588
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	104,310	47,198	39,730	22,814	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	109,753	147,317	161,729	143,813	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01	$11.79
Value at end of period	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	43,868	2,686,956	2,867,876	7,954	13,978	13,476	17,404	9,555	3,666	577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08
Value at end of period	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82
Number of accumulation units outstanding at end of period	53,852	681,406	724,950	181,177	219,788	163,563	179,279	94,137	329,385	254,412

CFI 114

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39	$13.03
Value at end of period	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	5,336	5,156	4,852	3,500	3,796	8,001	4,044
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.85	$8.98	$8.30	$6.32	$10.20
Value at end of period	$9.28	$7.85	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	44,837	29,906	27,589	21,906	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11	$10.52
Value at end of period	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	1,316	191	174	174	401	228	658
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.10	$11.36	$10.77	$10.23	$10.14
Value at end of period	$12.49	$12.10	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	6,502	2,675	2,465	2,407	303
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.87
Value at end of period	$14.33
Number of accumulation units outstanding at end of period	690
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.97	$11.33	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26
Value at end of period	$12.37	$10.97	$11.33	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02
Number of accumulation units outstanding at end of period	19,022	21,939	31,267	23,900	35,708	63,715	130,675	101,031	178,525	175,941
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.84	$13.77	$12.32	$12.02
Value at end of period	$14.09	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	869	95	1,005	83
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$8.62	$7.96	$6.43
Value at end of period	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$11.02	$7.96
Number of accumulation units outstanding at end of period	18,488	18,172	23,181	29,996	41,183	52,059	97,804	66,449	56,091	73,389
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.11
Number of accumulation units outstanding at end of period	3,247
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.60	$20.36	$18.97	$16.85	$15.99	$15.10
Value at end of period	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.44	$9.02	$7.37	$5.38
Value at end of period	$8.84	$8.44	$9.02	$7.37
Number of accumulation units outstanding at end of period	3,930	3,317	4,680	6,123

CFI 115

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.10	$11.38	$9.17	$5.97
Value at end of period	$12.81	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	8,261	6,595	7,129	5,343
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$12.85	$10.42	$8.40
Value at end of period	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$14.20	$10.42
Number of accumulation units outstanding at end of period	10,448	1,013,190	837,019	17,082	19,908	48,286	85,412	55,618	28,499	9,838
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.58	$10.98	$9.01	$6.96	$11.46	$11.07
Value at end of period	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	30,996	26,249	3,506	350	17	229
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	39,664	22,868	16,968	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	15,345	16,735	14,272	12,580	11,153	15,299	18,907	5,157	309
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89	$11.18
Value at end of period	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89
Number of accumulation units outstanding at end of period	0	0	19	19	21	68	5	0	479,993	347,227
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.08	$20.03	$17.52	$14.84	$17.40	$15.95
Value at end of period	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	0	0	3	44
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	2,076	1,738	2,009	726	1,958	1,996	3,743	1,918
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	7,936	3,572	7,066	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	65,679	44,198	37,557	23,083	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.09	$10.62	$9.22	$5.31	$12.78	$11.08
Value at end of period	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	7,220	5,449	8,850	6,514	3,485	2,632

CFI 116

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	12,767	30,479	24,391	24,981	37,620	40,436	31,076	802
SMALLCAP WORLD FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.84	$10.38	$8.35	$4.76
Value at end of period	$10.72	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	22,167	19,215	17,921	9,844
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	59,175	48,192	40,232	34,294	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.25	$10.63	$9.97	$8.73	$9.06
Value at end of period	$11.84	$11.25	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	14,353	2,364	2,586	1,844	357
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	186,876	121,179	92,273	73,915	100,071	157,459	122,430	29,025	13,838
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.77	$10.39
Value at end of period	$7.67	$8.77
Number of accumulation units outstanding at end of period	2,206	999
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.93	$10.52	$8.47	$7.69
Value at end of period	$10.79	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	5,925	824	840	1,261
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	4,176	45,215	6,247	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	9,345	22,295	13,968	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	90,756	47,463	46,708	46,145	66,477	70,266	46,364	12,891	8,442
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	11,900	15,745	15,864	9,130	12,045	17,687	11,137	4,724	336

CFI 117

Condensed Financial Information (continued)

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.33	$14.16	$13.01	$12.62
Value at end of period	$15.21	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	0	0	230	11
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.85	$11.12	$9.66	$8.81
Value at end of period	$11.98	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	31,447	23,976	16,016	10,612
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.23	$11.09	$9.95	$9.18
Value at end of period	$12.24	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	30,717	30,653	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.63	$11.25	$10.74	$10.36
Value at end of period	$13.39	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	9,234	20,227	3,830	5,289
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.33	$17.41	$14.00
Value at end of period	$18.33	$15.33	$17.41
Number of accumulation units outstanding at end of period	364	323	81
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.79	$8.46	$8.04	$5.79	$5.71
Value at end of period	$9.71	$7.79	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	75	803	414	456	27
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.92	$11.76	$9.47
Value at end of period	$12.63	$10.92	$11.76
Number of accumulation units outstanding at end of period	746	514	164
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.60	$15.79	$13.63
Value at end of period	$17.54	$15.60	$15.79
Number of accumulation units outstanding at end of period	1,088	1,317	432
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27
Value at end of period	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99
Number of accumulation units outstanding at end of period	71,962	84,326	96,057	87,780	61,198	7,485	9,904	8,468	14,260	8,298
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.49	$9.04
Value at end of period	$10.91	$9.49
Number of accumulation units outstanding at end of period	1,102	129

CFI 118

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.54	$9.06	$7.84	$6.20	$8.72
Value at end of period	$9.75	$8.54	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	7,794	29,084	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.31	$9.79	$8.02	$6.10	$6.65
Value at end of period	$10.78	$9.31	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	543	4,093	3,023	1,354	24
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	604,434	638,772	592,960	450,105	247,467	76,631	11,921	2,010
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31
Value at end of period	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15
Number of accumulation units outstanding at end of period	1,039,557	1,374,459	1,428,631	1,369,701	796,912	157,881	235,683	185,887	139,633	94,553
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83
Value at end of period	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43
Number of accumulation units outstanding at end of period	487,666	640,868	690,766	670,535	398,154	72,935	90,355	76,287	69,693	44,084
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34
Value at end of period	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01
Number of accumulation units outstanding at end of period	1,787,248	1,885,044	1,703,428	1,361,966	757,026	293,363	237,194	170,019	147,326	121,964
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66
Value at end of period	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49
Number of accumulation units outstanding at end of period	184,665	274,995	290,497	280,635	204,171	24,928	29,808	22,665	28,070	15,332
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30
Value at end of period	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21
Number of accumulation units outstanding at end of period	407,220	411,856	383,034	274,513	170,769	137,475	84,756	54,946	21,696	11,901
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.95	$9.19	$8.11	$6.12	$9.08
Value at end of period	$10.42	$8.95	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	18,997	18,593	13,929	12,882	210
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92	$10.01
Value at end of period	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	33,865	30,904	29,483	26,094	13,474	9,116	5,740	4,006	3,960	2,084
ING BALANCED PORTFOLIO
Value at beginning of period	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08
Value at end of period	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90
Number of accumulation units outstanding at end of period	310,662	336,648	345,166	371,665	178,483	32,141	69,738	62,874	82,473	70,493
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56	$10.05
Value at end of period	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	61,499	64,831	73,132	73,234	38,438	50,885	29,394	24,588	17,254	8,963

CFI 119

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25	$10.84
Value at end of period	$15.15	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	21,964	22,201	14,237	8,258	2,676	1,394	429	141
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.12	$9.30	$8.24	$6.35	$10.47	$10.69
Value at end of period	$10.40	$9.12	$9.30	$8.24	$6.35	$10.47
Number of accumulation units outstanding at end of period	296,135	397,925	391,316	370,713	156,092	90,509
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.93	$5.54	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61
Value at end of period	$5.28	$4.93	$5.54	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78
Number of accumulation units outstanding at end of period	764,360	699,305	615,303	501,353	188,168	74,341	57,696	45,021	30,326	11,822
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.72	$10.31	$8.92	$6.71	$9.74
Value at end of period	$12.17	$9.72	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	35,574	36,013	40,646	33,812	10,412
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35	$10.48
Value at end of period	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	81,864	68,245	80,004	54,608	17,158	9,711	584
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11	$9.63
Value at end of period	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	5,534	6,929	2,934	1,753	272	338	263
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74	$15.42
Value at end of period	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	26,243	28,684	35,853	26,069	1,456	8,549	5,274	3,326	1,792	332
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	30,554	55,983	66,779	48,241	8,082	13	950	267
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	414,199	556,580	555,674	419,708	223,198	99,176	68,831	50,790
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.84	$13.12	$10.85	$7.94	$13.55	$9.69
Value at end of period	$11.43	$11.84	$13.12	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	160,746	235,245	256,989	245,705	143,706	50,494
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.09	$15.07	$15.10
Value at end of period	$16.45	$16.09	$15.07
Number of accumulation units outstanding at end of period	0	1,210	6,054

CFI 120

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.21	$12.99	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66
Value at end of period	$12.17	$11.21	$12.99	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74
Number of accumulation units outstanding at end of period	128,612	188,646	187,327	160,006	84,039	3,779	17,274	15,547	23,225	24,938
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32
Value at end of period	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92
Number of accumulation units outstanding at end of period	1,094,475	1,161,694	1,228,018	1,184,795	547,477	30,081	148,346	140,633	319,937	322,236
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40
Value at end of period	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53
Number of accumulation units outstanding at end of period	379,563	498,992	533,668	523,931	362,378	52,744	112,469	90,299	88,982	62,412
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13
Value at end of period	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28
Number of accumulation units outstanding at end of period	486,552	584,189	535,891	475,061	317,641	176,445	136,329	103,069	101,889	59,842
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70
Value at end of period	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12
Number of accumulation units outstanding at end of period	242,907	266,757	236,424	202,162	109,681	79,036	71,033	45,936	31,742	27,777
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13
Value at end of period	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86
Number of accumulation units outstanding at end of period	811,132	928,289	841,644	592,617	461,356	203,884	144,331	93,930	139,709	118,161
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.06	$8.09	$7.55	$4.65
Value at end of period	$8.32	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	126,329	112,564	113,050	88,477
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38	$8.60
Value at end of period	$13.98	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	48,854	50,570	56,692	58,284	37,829	72,701	105,505	75,945	23,580	11,681
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75	$9.80
Value at end of period	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	109,809	203,816	208,757	205,955	150,798	19,545	11,449	3,522	1,847	390
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	1,081,930	1,198,021	1,122,959	929,226	685,885	345,350	372,014	124,966
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	57,994	66,794	55,638	51,881	26,602	16,797	800	215
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	40,303	45,097	64,484	78,429	29,379	22,113	1,028	35

CFI 121

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89	$10.85
Value at end of period	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	42,721	33,747	32,930	29,059	13,796	11,100	6,637	4,310	2,590	568
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14	$11.96
Value at end of period	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	21,178	21,858	15,759	14,167	2,584	394	177
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.37	$10.32
Value at end of period	$12.16	$10.37
Number of accumulation units outstanding at end of period	316,481	337,470
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.72	$8.48	$7.15	$6.39	$9.21	$9.41
Value at end of period	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	1,566,028	1,626,528	268,240	237,202	95,175	176,116
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.90	$10.11	$8.47	$6.59	$10.23
Value at end of period	$11.10	$9.90	$10.11	$8.47	$6.59
Number of accumulation units outstanding at end of period	34,445	48,583	42,697	39,828	1,170
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$15.53	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03	$11.20
Value at end of period	$17.15	$15.53	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	6,566	5,724	6,791	7,185	6,642	15,526	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.37	$17.38	$15.38	$11.66	$18.84	$14.89	$11.80
Value at end of period	$20.67	$18.37	$17.38	$15.38	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	26,654	28,091	29,993	43,760	12,348	5,049	431
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47	$8.67
Value at end of period	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	45,949	47,277	41,176	34,192	22,955	28,995	6,089	4,169	2,003	101
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84
Value at end of period	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87
Number of accumulation units outstanding at end of period	1,443,895	1,447,360	1,446,917	1,544,742	1,668,292	1,019,237	402,564	105,754	127,471	52,087
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	1,352,291	1,543,017	1,528,825	1,476,236	935,361	380,065	326,595	139,999
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39	$10.75
Value at end of period	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	58,639	41,940	45,393	40,136	3,810	3,174	2,124

CFI 122

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12	$10.86
Value at end of period	$17.12	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	285,249	307,996	295,059	266,776	148,197	277,474	167,215	107,969	51,419	13,179
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84	$10.52
Value at end of period	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	625,222	627,131	575,912	267,102	208,049	122,855	308
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62	$10.04
Value at end of period	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	25,781	27,820	29,775	21,994	2,870	370	9
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.31	$10.90	$9.28	$7.45	$11.18	$11.94
Value at end of period	$11.39	$10.31	$10.90	$9.28	$7.45	$11.18
Number of accumulation units outstanding at end of period	557,348	588,740	576,173	496,216	379,481	309,079
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.60	$14.10	$12.58	$10.71
Value at end of period	$16.61	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	23,189	12,223	3,631	4,704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.29	$9.11	$8.18	$6.11
Value at end of period	$10.66	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	31,091	28,818	25,899	29,473
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.10	$13.11	$11.87	$10.06
Value at end of period	$15.09	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	5,269	3,591	4,431	4,201
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.63	$16.09	$12.87	$11.42
Value at end of period	$17.94	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	11,368	11,864	9,413	9,673
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.03	$10.28	$8.27	$5.57
Value at end of period	$11.66	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	2,519	1,901	1,511	211
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.52	$11.02	$8.77	$6.98	$10.03
Value at end of period	$12.13	$10.52	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	3,658	3,857	18,072	1,951	1,494
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03
Value at end of period	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92
Number of accumulation units outstanding at end of period	282,667	256,032	216,613	137,214	101,610	56,833	24,253	11,518	9,229	12,373

CFI 123

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96
Value at end of period	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60
Number of accumulation units outstanding at end of period	100,582	118,260	126,681	125,383	57,445	16,853	26,633	23,649	41,749	28,666
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80	$10.95
Value at end of period	$13.08	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	76,021	76,463	115,518	89,970	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	201,010	246,227	231,501	151,115	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	234,612	233,305	186,691	140,234	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	207,228	190,326	152,792	112,069	12,259	7,940	2,319	1
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.90	$11.57	$9.91
Value at end of period	$12.51	$10.90	$11.57
Number of accumulation units outstanding at end of period	15,976	5,474	3,092
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03	$10.30
Value at end of period	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	36,422	32,990	34,806	14,482	5,294	227	67
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.99	$10.12	$9.16	$7.67	$7.49
Value at end of period	$11.11	$9.99	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	14,240	15,744	5,360	184	42
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27
Value at end of period	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60
Number of accumulation units outstanding at end of period	15,338	13,155	13,344	10,350	948	2,107	1,901	2,315	8,025	5,924
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03
Value at end of period	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92
Number of accumulation units outstanding at end of period	70,250	69,784	72,964	42,306	34,645	27,840	7,638	7,130	314,739	281,343
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88
Value at end of period	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54
Number of accumulation units outstanding at end of period	105,922	108,783	103,272	83,557	25,795	35,711	3,365	4,061	116,260	102,180
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	223,936	238,971	239,156	203,923	43,204	17,163	3,046	13

CFI 124

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	693,711	967,968	999,962	954,280	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01	$11.63
Value at end of period	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	46,643	67,043	63,972	65,316	11,779	14,502	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06
Value at end of period	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79
Number of accumulation units outstanding at end of period	319,364	398,657	393,800	379,512	176,700	157,029	175,551	139,251	73,938	47,933
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38	$13.14
Value at end of period	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	13,358	14,397	22,442	19,594	12,132	6,125	368
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	728,594	814,704	754,143	628,074	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10	$9.36
Value at end of period	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	26,489	17,059	13,638	13,017	2,178	1,938	102
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.08	$11.34	$10.76	$10.23	$9.93
Value at end of period	$12.46	$12.08	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	2,357	2,661	3,488	1,919	6
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.40	$12.26	$10.75	$7.96
Value at end of period	$14.26	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	1,793	1,804	1,060	386
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.90	$11.26	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25
Value at end of period	$12.28	$10.90	$11.26	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00
Number of accumulation units outstanding at end of period	133,047	153,428	154,072	169,455	95,392	6,148	36,134	32,882	73,274	67,671
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.82	$13.76	$12.31	$10.22
Value at end of period	$14.06	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	198	260	119	32
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42
Value at end of period	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94
Number of accumulation units outstanding at end of period	72,451	114,277	113,684	98,470	48,015	16,224	13,763	4,835	4,680	3,382
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.09
Number of accumulation units outstanding at end of period	29,397

CFI 125

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70
Value at end of period	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39
Number of accumulation units outstanding at end of period	15	15	540	540	15	15	15	15	58,434	40,977
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92
Value at end of period	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63
Number of accumulation units outstanding at end of period	15	15	97	97	15	15	15	15	99,290	104,529
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.45	$20.23	$18.86	$17.26
Value at end of period	$23.09	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	0	161	161
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.98	$12.73	$11.19	$9.24
Value at end of period	$14.11	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	0	75	75
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98
Value at end of period	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83
Number of accumulation units outstanding at end of period	15	15	254	254	15	15	15	15	108,910	106,849
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.42	$9.00	$7.36	$5.36	$8.77	$9.10
Value at end of period	$8.82	$8.42	$9.00	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	28	28	1,076	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.08	$11.36	$9.17	$6.49
Value at end of period	$12.78	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	643	1,582	827	176
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41	$8.92
Value at end of period	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	145,448	140,878	132,834	132,172	30,324	24,028	14,824	11,068	5,983	2,115
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.55	$10.96	$9.00	$6.95	$11.45	$10.97
Value at end of period	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	13,398	20,287	16,146	11,996	8	66
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	61,296	52,508	48,340	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	45,755	47,575	60,124	61,858	20,675	22,189	6,159	4,533	111
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$15.58	$13.51	$11.51
Value at end of period	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$14.58	$13.51
Number of accumulation units outstanding at end of period	0	0	165	165	0	0	0	0	28,121	13,110

CFI 126

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45	$12.73
Value at end of period	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	17,758	22,680	29,361	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	18,953	25,584	26,858	32,073	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	90,383	106,193	78,170	71,711	18,274	5,882	1,834	229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.07	$10.60	$9.21	$5.31	$12.78	$11.33
Value at end of period	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	5,286	8,482	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	21,596	18,551	23,361	22,810	6,545	2,145	613	263	63
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.82	$10.36	$8.35	$5.47	$10.16
Value at end of period	$10.70	$8.82	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	242	807	1,024	1,383	12
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	55,086	71,778	67,680	59,288	23,051	9,108	1,620	474	136
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.23	$10.62	$9.96	$8.73	$9.84
Value at end of period	$11.82	$11.23	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	11,546	21,749	18,186	12,569	783
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	360,126	482,682	476,942	422,408	119,542	92,758	25,591	9,507	4,320
THE HARTFORD CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.67	$11.48	$9.59
Value at end of period	$11.55	$9.67	$11.48
Number of accumulation units outstanding at end of period	13,804	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.19	$11.16	$9.29
Value at end of period	$12.55	$11.19	$11.16
Number of accumulation units outstanding at end of period	20,822	2,485	4,159

CFI 127

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.77	$10.93
Value at end of period	$7.66	$8.77
Number of accumulation units outstanding at end of period	2,054	1,448
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.91	$10.50	$8.46	$5.69	$10.52	$10.83
Value at end of period	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	5,562	8,551	10,341	7,389	1,375	853
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	846,389	815,582	788,983	559,973	318,946	158,868	46,024	14,776
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	90,317	116,294	130,643	93,492	29,736	9,575	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	179,541	217,067	197,389	177,188	40,223	22,702	1,909	501	109
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	49,869	50,866	50,018	45,701	2,998	5,107	2,697	890	156

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.31	$14.14	$13.00	$10.85
Value at end of period	$15.19	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	2,973	2,569	826	58
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83	$11.11	$9.65	$8.05
Value at end of period	$11.96	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	9,467	8,888	4,041	1,211
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.21	$11.08	$9.94	$8.43
Value at end of period	$12.21	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	43,698	36,413	1,702	1,653

CFI 128

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.62	$11.24	$10.73	$10.21
Value at end of period	$13.37	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	22,115	16,893	8,014	10
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.25	$17.33	$13.50
Value at end of period	$18.22	$15.25	$17.33
Number of accumulation units outstanding at end of period	1,950	1,274	373
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.78	$8.44	$8.03	$5.78	$10.44
Value at end of period	$9.68	$7.78	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	10,503	3,073	2,252	461	431
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.91	$11.76
Value at end of period	$12.61	$10.91
Number of accumulation units outstanding at end of period	2,126	2,087
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.58	$15.78	$12.64	$11.95
Value at end of period	$17.51	$15.58	$15.78	$12.64
Number of accumulation units outstanding at end of period	3,958	3,539	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25
Value at end of period	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95
Number of accumulation units outstanding at end of period	46,684	46,603	47,040	78,696	86,795	97,790	115,155	145,181	171,058	58,483
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.49	$10.20
Value at end of period	$10.91	$9.49
Number of accumulation units outstanding at end of period	2,260	1,368
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.52	$9.04	$7.83	$6.19	$8.97
Value at end of period	$9.73	$8.52	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	5,765	9,477	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.30	$9.78	$8.01	$6.10	$8.87
Value at end of period	$10.75	$9.30	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	4,342	3,011	154	430	17
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	174,829	193,133	139,279	328,320	297,411	278,450	236,077	173,737	14,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28
Value at end of period	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12
Number of accumulation units outstanding at end of period	601,182	550,952	418,695	759,567	797,105	941,729	994,100	923,799	855,661	297,548

CFI 129

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81
Value at end of period	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40
Number of accumulation units outstanding at end of period	243,651	216,540	194,844	302,711	343,187	434,592	477,516	472,995	493,970	276,485
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32
Value at end of period	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98
Number of accumulation units outstanding at end of period	321,546	275,318	194,985	290,339	393,530	526,777	544,267	620,174	813,947	418,415
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65
Value at end of period	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47
Number of accumulation units outstanding at end of period	54,765	39,609	37,223	35,798	41,798	54,406	49,823	58,637	70,858	46,371
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30
Value at end of period	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20
Number of accumulation units outstanding at end of period	58,425	51,041	38,003	51,356	54,529	73,488	87,801	90,577	95,936	21,929
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.93	$9.17	$8.10	$6.12	$9.21
Value at end of period	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	96,885	89,927	13,970	22,733	10,065
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11
Value at end of period	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92
Number of accumulation units outstanding at end of period	9,944	9,845	5,971	4,767	14,960	18,907	34,265	34,192	25,835	9,750
ING BALANCED PORTFOLIO
Value at beginning of period	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05
Value at end of period	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87
Number of accumulation units outstanding at end of period	256,600	258,977	168,867	188,224	291,415	361,575	333,481	396,263	958,541	732,352
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72
Value at end of period	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55
Number of accumulation units outstanding at end of period	55,359	49,703	34,231	33,021	31,644	43,502	40,252	42,156	20,156	9,295
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.80	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25	$10.23
Value at end of period	$15.09	$12.80	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	26,580	15,130	9,486	9,253	10,863	81,170	22,179	3,414
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.10	$9.28	$8.23	$6.35	$10.47	$10.69
Value at end of period	$10.37	$9.10	$9.28	$8.23	$6.35	$10.47
Number of accumulation units outstanding at end of period	104,746	113,459	92,509	114,731	193,916	218,478
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.90	$5.51	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61
Value at end of period	$5.25	$4.90	$5.51	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77
Number of accumulation units outstanding at end of period	57,182	57,394	41,264	142,664	121,347	189,110	253,575	253,811	268,681	97,529
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.70	$10.30	$8.92	$6.71	$9.74
Value at end of period	$12.15	$9.70	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	41,230	46,097	27,405	36,167	44,813

CFI 130

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34	$10.20
Value at end of period	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	36,248	31,572	21,428	18,557	16,290	17,287	15,513
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.07	$10.42	$8.37	$6.76	$10.33	$10.20
Value at end of period	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	9,350	7,240	4,755	3,998	5,249	4,878
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73	$12.38
Value at end of period	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	5,900	4,961	3,972	5,872	6,351	7,992	8,832	7,510	7,819	3,048
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.12	$15.96	$12.52	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	29,592	31,208	31,423	27,094	23,761	19,145	12,522	1,199
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	196,913	148,490	119,205	145,462	184,287	246,557	275,969	358,804
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.81	$13.09	$10.84	$7.94	$13.54	$9.69
Value at end of period	$11.39	$11.81	$13.09	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	103,240	107,397	88,393	110,615	111,388	132,275
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.14	$12.91	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64
Value at end of period	$12.08	$11.14	$12.91	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71
Number of accumulation units outstanding at end of period	52,193	56,455	48,364	60,123	82,622	157,173	151,622	202,063	271,878	192,733
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31
Value at end of period	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89
Number of accumulation units outstanding at end of period	672,282	788,909	545,563	549,968	743,352	1,200,881	1,310,593	1,507,404	1,973,731	1,655,663
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38
Value at end of period	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50
Number of accumulation units outstanding at end of period	216,436	275,989	226,176	381,827	427,312	449,198	580,790	665,283	765,777	261,291
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10
Value at end of period	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23
Number of accumulation units outstanding at end of period	116,972	114,053	105,531	148,139	158,219	224,125	270,615	303,738	315,250	139,628
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68
Value at end of period	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08
Number of accumulation units outstanding at end of period	48,397	61,094	62,317	63,494	71,338	123,641	181,030	183,735	172,604	61,911
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10
Value at end of period	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82
Number of accumulation units outstanding at end of period	116,886	130,162	110,443	367,914	411,319	366,287	436,561	423,773	536,525	295,020

CFI 131

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.04	$8.07	$7.54	$5.94	$8.83
Value at end of period	$8.30	$7.04	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	24,544	25,924	11,456	14,166	379
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04
Value at end of period	$13.90	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37
Number of accumulation units outstanding at end of period	19,957	22,077	29,244	44,888	47,593	65,781	82,905	81,125	61,311	7,980
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34
Value at end of period	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74
Number of accumulation units outstanding at end of period	28,121	31,389	21,505	38,133	46,060	63,987	77,053	75,990	55,049	15,519
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	288,766	260,079	233,613	282,865	375,079	445,193	428,146	464,730
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	27,482	18,009	10,102	16,026	18,099	24,646	21,331	6,844
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	16,674	18,096	12,101	13,226	12,659	25,425	17,893	5,768
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20
Value at end of period	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88
Number of accumulation units outstanding at end of period	38,752	26,612	18,252	18,431	20,708	24,470	53,619	51,464	38,819	14,670
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	2,378	2,063	1,238	1,201	1,369	2,727	1,452	42
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.36	$10.32
Value at end of period	$12.15	$10.36
Number of accumulation units outstanding at end of period	208,998	230,258
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.70	$8.46	$7.14	$6.38	$9.20	$9.41
Value at end of period	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	410,518	353,126	129,660	149,889	169,128	301,113
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.88	$10.09	$8.46	$6.59	$10.23
Value at end of period	$11.08	$9.88	$10.09	$8.46	$6.59
Number of accumulation units outstanding at end of period	8,475	17,894	13,967	4,064	3,312

CFI 132

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.46	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02	$11.03
Value at end of period	$17.07	$15.46	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	56,584	25,191	20,538	13,610	17,715	43,263	36,420	48,228	30,504	6,111
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.30	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45	$10.14
Value at end of period	$20.59	$18.30	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	32,983	20,715	13,702	15,936	18,545	33,199	20,127	10,300
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97
Value at end of period	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46
Number of accumulation units outstanding at end of period	55,483	50,269	5,907	6,677	8,901	9,444	7,995	6,144	7,440	2,202
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81
Value at end of period	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83
Number of accumulation units outstanding at end of period	1,308,727	1,268,414	1,072,504	1,141,077	1,104,773	1,333,041	1,145,843	791,902	729,218	568,367
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	502,601	502,985	443,653	515,307	618,431	851,113	982,910	1,034,639
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	25,434	22,854	19,877	22,140	19,366	17,645	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76
Value at end of period	$17.03	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11
Number of accumulation units outstanding at end of period	265,448	114,841	87,961	100,325	90,948	84,244	152,071	124,219	82,791	24,375
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83	$9.83
Value at end of period	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	28,102	14,994	13,630	10,548	8,355	39,398	8,424
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61	$9.90
Value at end of period	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	28,529	19,629	8,524	9,066	2,290	2,824	1,562
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.28	$10.88	$9.27	$7.44	$11.17	$10.64	$9.59
Value at end of period	$11.35	$10.28	$10.88	$9.27	$7.44	$11.17	$10.64
Number of accumulation units outstanding at end of period	89,624	65,957	45,712	85,668	95,970	80,831	969
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.58	$14.09	$12.58	$10.71
Value at end of period	$16.58	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	6,759	4,496	3,183	2,214

CFI 133

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.27	$9.10	$8.17	$6.65	$9.18
Value at end of period	$10.64	$9.27	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	26,290	9,022	2,987	3,627	175
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.08	$13.10	$11.87	$10.06
Value at end of period	$15.06	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	3,647	1,868	719	404
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.61	$16.08	$12.86	$11.42
Value at end of period	$17.91	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	8,446	7,585	6,058	5,337
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.01	$10.27	$8.26	$5.94	$10.15
Value at end of period	$11.63	$10.01	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	28,337	1,933	1,287	961	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.50	$11.00	$8.77	$6.97	$9.16
Value at end of period	$12.10	$10.50	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	29,309	7,843	6,568	1,129	234
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02
Value at end of period	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91
Number of accumulation units outstanding at end of period	30,861	20,726	10,359	4,911	5,512	8,124	10,349	4,285	14,064	6,540
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93
Value at end of period	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56
Number of accumulation units outstanding at end of period	83,895	98,335	89,391	94,326	103,891	152,271	178,677	204,020	279,249	124,415
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$13.03	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	73,968	66,706	40,744	48,449	88,111	44,810	5,274	326
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	103,163	109,927	77,216	103,007	166,859	75,727	23,475	200
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	214,471	163,242	66,397	63,674	144,871	71,265	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	148,985	102,906	94,420	82,415	108,425	42,156	3,580	3,878

CFI 134

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.89	$11.56	$9.62
Value at end of period	$12.50	$10.89	$11.56
Number of accumulation units outstanding at end of period	4,775	1,607	41
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.29	$9.59	$8.57	$6.94	$9.12
Value at end of period	$10.49	$9.29	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	3,906	3,971	4,076	6,279	5,382
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	12,806	15,551	7,640	5,121	12,606	3,236	446	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.97	$10.11	$9.16	$7.66	$9.34
Value at end of period	$11.09	$9.97	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	6,856	7,419	5,530	6,851	2,162
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25
Value at end of period	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57
Number of accumulation units outstanding at end of period	27,270	27,255	22,439	30,448	38,507	55,720	63,261	72,425	78,485	54,391
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01
Value at end of period	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89
Number of accumulation units outstanding at end of period	65,723	75,884	66,109	76,887	114,956	131,147	181,504	187,474	176,297	115,951
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86
Value at end of period	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51
Number of accumulation units outstanding at end of period	54,066	70,693	57,253	84,892	111,873	138,468	169,717	155,405	123,947	81,971
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	213,828	204,331	75,997	109,672	79,771	62,240	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	251,521	285,785	236,589	244,911	320,540	427,747	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00	$12.20
Value at end of period	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	28,746	38,154	32,718	28,514	29,594	43,509	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04
Value at end of period	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75
Number of accumulation units outstanding at end of period	148,606	168,572	155,494	215,962	250,548	303,391	331,352	341,897	432,105	215,591
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	9,100	9,507	4,034	5,628	7,282	9,438	6,034	1,837

CFI 135

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.82	$8.95	$8.28	$6.31	$10.20
Value at end of period	$9.24	$7.82	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	212,173	210,242	199,699	227,497	243,351
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10	$9.41
Value at end of period	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	3,754	3,628	2,071	2,600	1,998	1,556	418
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.06	$11.33	$10.75	$10.22	$9.92
Value at end of period	$12.44	$12.06	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	23,312	17,353	9,822	2,550	9
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.82	$11.19	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23
Value at end of period	$12.20	$10.82	$11.19	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97
Number of accumulation units outstanding at end of period	75,996	81,802	69,470	98,232	117,323	155,496	165,287	180,298	207,964	135,423
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.80	$13.75	$12.31	$11.00
Value at end of period	$14.03	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	6,208	5,341	1,819	56
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41
Value at end of period	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92
Number of accumulation units outstanding at end of period	44,297	49,666	35,048	41,661	62,975	93,939	103,955	69,589	67,047	54,466
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.08
Number of accumulation units outstanding at end of period	9,497
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67
Value at end of period	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35
Number of accumulation units outstanding at end of period	9	7	1	143	120	747	434	426	483,684	201,194
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90
Value at end of period	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60
Number of accumulation units outstanding at end of period	730	728	818	943	1,027	1,368	1,497	1,635	799,977	506,569
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03
Value at end of period	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77
Number of accumulation units outstanding at end of period	594	768	537	602	605	595	410	376	239,642	177,586
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10	$7.72
Value at end of period	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10
Number of accumulation units outstanding at end of period	995	964	1,000	971	1,142	1,056	1,033	1,003	605,402	404,628
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96
Value at end of period	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80
Number of accumulation units outstanding at end of period	978	946	916	1,045	1,086	1,335	1,736	1,889	1,004,141	599,951

CFI 136

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.40	$8.98	$7.35	$5.35	$5.84
Value at end of period	$8.79	$8.40	$8.98	$7.35	$5.35
Number of accumulation units outstanding at end of period	910	678	297	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.06	$11.35	$9.16	$7.18	$6.63
Value at end of period	$12.75	$11.06	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	4,114	3,755	1,196	369	7
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39
Value at end of period	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39
Number of accumulation units outstanding at end of period	95,061	84,098	44,088	51,979	59,386	103,690	120,995	114,100	69,460	18,241
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73	$9.73
Value at end of period	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	11,098	9,711	19,524	5,321	3,092	1,589	110
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	27,673	27,032	25,351	29,281	30,287	33,478	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	53,401	55,322	41,715	91,719	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13
Value at end of period	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80
Number of accumulation units outstanding at end of period	3,186	3,169	3,210	3,320	3,312	3,477	1,889	3,397	340,029	157,387
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49
Value at end of period	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47
Number of accumulation units outstanding at end of period	3,615	3,613	3,607	3,648	3,648	3,648	3,714	3,714	81,307	28,496
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	8,596	10,229	5,766	5,506	6,550	5,173	5,910	1,039
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	43,012	40,604	15,643	276,306	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	140,080	138,385	73,349	66,791	65,949	40,896	116,096	76,173	32,096

CFI 137

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.05	$10.58	$9.20	$5.30	$12.78	$10.35
Value at end of period	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	31,760	21,191	12,172	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	47,279	44,951	11,512	11,165	16,192	24,388	22,875	17,785	11,737
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.81	$10.35	$8.34	$5.47	$8.73
Value at end of period	$10.67	$8.81	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	13,767	12,153	5,036	2,558	1,353
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	89,023	93,201	61,322	68,133	63,946	45,480	66,512	38,203	7,507
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.21	$10.60	$9.96	$8.73	$9.99
Value at end of period	$11.79	$11.21	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	5,622	4,494	4,938	1,829	762
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	294,097	365,512	224,794	430,521	419,556	373,683	333,928	262,097	66,111
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$8.76	$9.80
Value at end of period	$7.65	$8.76
Number of accumulation units outstanding at end of period	4,215	1,736
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.89	$10.48	$8.45	$5.68	$10.52	$10.05
Value at end of period	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	13,307	13,934	7,376	8,064	6,649	5,410
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	49,537	43,282	64,885	66,124	60,884	51,124	39,537	14,624	5,665
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	25,798	26,400	29,556	63,317	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	118,459	145,138	80,860	79,484	86,040	113,992	136,031	84,393	23,930

CFI 138

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	68,755	69,375	21,192	28,496	29,936	38,258	60,044	39,317	16,063

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.29	$14.13	$13.00	$12.14
Value at end of period	$15.16	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	5,128	6,117	4,297	3,577
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.81	$11.10	$9.65	$7.89
Value at end of period	$11.93	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	265,380	231,386	151,347	76,424
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.20	$11.07	$9.94	$8.26
Value at end of period	$12.18	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	672,447	536,141	477,897	251,187
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$34.80
Value at end of period	$36.79
Number of accumulation units outstanding at end of period	5
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.60	$11.23	$10.73	$10.18
Value at end of period	$13.34	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	177,327	142,894	80,968	24,428
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.17	$17.24	$14.00
Value at end of period	$18.12	$15.17	$17.24
Number of accumulation units outstanding at end of period	7,337	2,131	1,129
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.76	$8.43	$8.02	$4.53
Value at end of period	$9.65	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	5,587	3,213	2,918	3,232
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.90	$11.75	$10.06
Value at end of period	$12.60	$10.90	$11.75
Number of accumulation units outstanding at end of period	5,915	5,735	3,546

CFI 139

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.55	$15.77	$12.52
Value at end of period	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	8,338	9,255	7,031
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22
Value at end of period	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92
Number of accumulation units outstanding at end of period	32,880	38,898	39,321	44,680	63,655	99,844	106,689	150,106	144,238	93,436
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.49	$8.80
Value at end of period	$10.90	$9.49
Number of accumulation units outstanding at end of period	5,113	4,235
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.51	$9.03	$7.83	$6.19	$8.95
Value at end of period	$9.71	$8.51	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	48,861	32,254	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.28	$9.77	$8.01	$6.10	$6.32
Value at end of period	$10.73	$9.28	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	9,479	6,347	1,954	1,120	1,334
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	901,005	1,019,992	1,060,345	1,022,503	953,034	92,027	100,140	63,726	24,396
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26
Value at end of period	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08
Number of accumulation units outstanding at end of period	1,050,981	1,137,377	1,151,653	1,158,332	1,521,977	826,574	1,035,000	875,083	779,690	602,509
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79
Value at end of period	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37
Number of accumulation units outstanding at end of period	178,597	259,928	254,136	280,525	460,360	360,973	518,776	459,602	789,313	454,343
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30
Value at end of period	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95
Number of accumulation units outstanding at end of period	149,595	241,559	263,349	280,771	639,981	396,388	584,248	961,412	1,072,839	748,473
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63
Value at end of period	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44
Number of accumulation units outstanding at end of period	22,209	42,893	55,195	52,510	84,326	73,787	79,607	40,421	45,057	29,083
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Value at end of period	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18
Number of accumulation units outstanding at end of period	113,547	188,458	139,851	136,278	164,813	33,243	38,569	24,593	20,723	15,642
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.92	$9.16	$8.10	$6.12	$9.21
Value at end of period	$10.37	$8.92	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	203,477	204,466	203,522	152,685	82,595

CFI 140

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$7.77
Value at end of period	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	28,440	30,202	22,573	27,781	32,019	3,326	5,263	4,552	3,893	172
ING BALANCED PORTFOLIO
Value at beginning of period	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03
Value at end of period	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83
Number of accumulation units outstanding at end of period	204,913	254,305	333,810	343,744	604,119	434,958	608,169	755,450	822,427	473,075
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Value at end of period	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54
Number of accumulation units outstanding at end of period	182,300	183,781	185,378	183,225	170,721	15,477	25,932	18,118	11,693	3,532
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24	$10.71
Value at end of period	$15.03	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	29,331	27,944	27,670	37,738	34,264	2,698	5,436	7
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$9.26	$8.22	$6.34	$10.46	$10.69
Value at end of period	$10.34	$9.08	$9.26	$8.22	$6.34	$10.46
Number of accumulation units outstanding at end of period	63,901	81,396	88,140	89,341	283,824	145,956
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.87	$5.48	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61
Value at end of period	$5.22	$4.87	$5.48	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76
Number of accumulation units outstanding at end of period	259,666	284,725	257,564	205,833	228,909	103,478	182,139	208,991	209,456	150,698
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.68	$10.29	$8.91	$6.71	$9.74
Value at end of period	$12.12	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	142,823	151,285	131,857	193,885	233,095
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34	$10.51
Value at end of period	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	228,126	179,483	138,998	106,008	94,090	12,392	11,100
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10	$8.96
Value at end of period	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	45,119	31,397	24,922	16,986	8,908	0	487
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97
Value at end of period	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71
Number of accumulation units outstanding at end of period	39,104	35,214	33,519	24,340	30,407	2,366	1,959	1,352	2,786	2,753
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	211,074	216,068	222,751	137,504	103,266	2,553	4,123	2,711

CFI 141

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	218,685	311,904	336,525	339,095	395,254	209,431	244,612	375,989
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.78	$13.06	$10.82	$7.93	$13.54	$9.69
Value at end of period	$11.36	$11.78	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	263,307	300,929	269,124	262,130	337,277	95,712
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.92	$14.93	$14.92
Value at end of period	$16.26	$15.92	$14.93
Number of accumulation units outstanding at end of period	451	451	451
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.06	$12.83	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62
Value at end of period	$11.99	$11.06	$12.83	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69
Number of accumulation units outstanding at end of period	85,094	103,688	111,730	113,352	181,450	78,020	112,115	100,646	218,187	143,878
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29
Value at end of period	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87
Number of accumulation units outstanding at end of period	899,589	1,303,429	1,393,253	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110	2,493,572
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36
Value at end of period	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47
Number of accumulation units outstanding at end of period	368,821	470,982	541,294	650,196	842,036	573,015	837,326	1,143,349	1,294,852	868,786
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07
Value at end of period	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19
Number of accumulation units outstanding at end of period	182,364	244,990	264,333	282,192	406,073	239,802	327,732	295,305	442,115	200,049
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66
Value at end of period	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05
Number of accumulation units outstanding at end of period	78,285	117,831	126,032	133,955	186,984	151,646	235,604	233,764	210,974	133,344
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.01	$13.00	$12.88
Value at end of period	$14.23	$13.01	$13.00
Number of accumulation units outstanding at end of period	41,195	32,327	33
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.40	$13.71	$13.30
Value at end of period	$15.04	$13.40	$13.71
Number of accumulation units outstanding at end of period	3,559	2,777	2,028
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.57	$14.13	$13.98
Value at end of period	$15.50	$13.57	$14.13
Number of accumulation units outstanding at end of period	2,029	1,529	210
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.87	$14.57	$13.97
Value at end of period	$15.95	$13.87	$14.57
Number of accumulation units outstanding at end of period	452	248	34

CFI 142

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07
Value at end of period	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79
Number of accumulation units outstanding at end of period	335,835	349,205	350,087	315,118	373,089	309,498	367,108	520,906	563,725	300,265
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.03	$8.06	$7.53	$5.94	$8.33
Value at end of period	$8.28	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	53,917	94,695	90,876	90,419	2,270
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Value at end of period	$13.82	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36
Number of accumulation units outstanding at end of period	49,572	50,847	81,607	71,956	79,305	48,074	45,801	94,299	390,090	94,157
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Value at end of period	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73
Number of accumulation units outstanding at end of period	137,973	173,061	197,947	316,125	391,247	55,791	98,981	88,490	74,285	28,893
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	319,311	411,802	467,086	546,167	855,619	619,911	958,188	718,791
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	92,052	90,259	82,935	64,296	69,651	1,531	8,864	4,812
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	16,380	12,573	10,438	7,844	31,688	8,604	11,402	5,360
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Value at end of period	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87
Number of accumulation units outstanding at end of period	81,306	78,124	73,277	101,952	108,133	9,523	13,388	19,887	7,011	127
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	19,736	14,260	6,007	1,062	8,400	745	2,574	6
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.35	$10.32
Value at end of period	$12.14	$10.35
Number of accumulation units outstanding at end of period	243,452	254,191
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.67	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	759,324	837,575	548,434	594,344	864,613	70,920
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$10.08	$8.45	$6.59	$10.23
Value at end of period	$11.05	$9.86	$10.08	$8.45	$6.59
Number of accumulation units outstanding at end of period	23,455	24,599	27,934	15,883	20,525

CFI 143

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.40	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02	$11.58
Value at end of period	$16.99	$15.40	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	62,986	51,632	48,757	48,691	47,571	12,278	12,869	9,980	6,296	236
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45	$10.11
Value at end of period	$20.51	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	70,874	91,344	69,789	73,485	101,396	13,079	7,192	71
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Value at end of period	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45
Number of accumulation units outstanding at end of period	252,066	149,790	69,771	50,647	75,661	9,272	7,509	3,989	2,680	2,104
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78
Value at end of period	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80
Number of accumulation units outstanding at end of period	867,098	935,309	899,211	970,300	1,480,503	440,028	534,137	649,862	629,605	317,874
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	619,713	902,391	998,274	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	27,640	23,504	41,094	5,699	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Value at end of period	$16.94	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10
Number of accumulation units outstanding at end of period	772,439	751,854	583,214	397,514	221,434	66,542	82,834	70,060	65,092	55,353
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83	$9.75
Value at end of period	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	49,838	44,307	46,557	28,032	27,694	5,966	1,004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61	$10.05
Value at end of period	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	29,121	34,580	29,807	19,798	16,238	784	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.25	$10.85	$9.25	$7.43	$11.16	$10.63	$9.40
Value at end of period	$11.32	$10.25	$10.85	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	252,556	277,835	300,949	306,000	360,540	60,557	510
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.56	$14.08	$12.58	$10.71
Value at end of period	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	8,934	2,752	3,093	2,646

CFI 144

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.25	$9.09	$8.16	$6.65	$9.13
Value at end of period	$10.61	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	60,057	37,050	21,744	32,908	5,301
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.06	$13.09	$11.87	$10.06
Value at end of period	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	2,270	2,364	3,041	1,212
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.59	$16.06	$12.86	$11.42
Value at end of period	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	4,838	3,857	4,865	5,307
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.99	$10.26	$8.25	$5.93	$9.30
Value at end of period	$11.60	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	13,728	14,155	17,921	6,650	2,501
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.48	$10.99	$8.76	$6.97	$10.28
Value at end of period	$12.07	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	11,038	9,278	5,896	3,164	3,258
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Value at end of period	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90
Number of accumulation units outstanding at end of period	26,721	16,464	19,422	17,400	26,986	6,510	7,429	65,857	52,533	1,594
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91
Value at end of period	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52
Number of accumulation units outstanding at end of period	112,565	174,448	187,959	192,450	256,520	181,163	254,506	337,873	522,075	389,816
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$12.98	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	419,241	390,865	331,833	247,572	135,591	6,685	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	588,845	475,412	475,988	334,408	226,390	431	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	512,748	417,112	303,106	191,834	67,801	1,449	34,728	21,510
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	187,290	150,928	102,886	64,778	53,974	1,595	21,098	3,675

CFI 145

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.89	$11.56	$10.15
Value at end of period	$12.48	$10.89	$11.56
Number of accumulation units outstanding at end of period	8,885	2,633	49
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.27	$9.58	$8.56	$6.22
Value at end of period	$10.46	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	18,468	15,838	11,925	7,711
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	48,823	45,297	28,965	17,153	7,502	5,311	4,759	803
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.95	$10.10	$9.15	$7.28
Value at end of period	$11.06	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	12,197	9,693	7,405	4,544
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23
Value at end of period	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54
Number of accumulation units outstanding at end of period	91,311	76,761	88,434	103,068	62,489	52,302	52,965	87,089	88,761	50,090
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99
Value at end of period	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86
Number of accumulation units outstanding at end of period	180,568	181,460	157,737	127,113	107,713	145,102	190,981	196,972	262,632	220,664
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84
Value at end of period	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48
Number of accumulation units outstanding at end of period	206,344	215,823	200,997	163,277	108,882	153,565	188,886	217,838	291,049	164,824
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	3,081,701	2,868,974	2,599,970	2,125,620	1,635,362	30,674	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	204,309	274,802	291,041	304,509	632,228	402,625	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	67,391	50,329	40,795	31,298	39,616	9,373	15,941	9,686	5,926
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02
Value at end of period	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72
Number of accumulation units outstanding at end of period	141,707	158,893	174,503	174,569	347,979	340,260	439,098	536,029	504,970	331,183
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	38,650	30,539	25,851	22,212	19,952	4,331	1,500	16

CFI 146

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.81	$8.94	$8.27	$6.31	$10.20
Value at end of period	$9.21	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	164,836	105,300	122,763	108,190	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10	$9.70
Value at end of period	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	8,911	8,697	9,110	17,591	23,634	2,428	913
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.04	$11.31	$10.74	$10.22	$9.75
Value at end of period	$12.41	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	27,027	29,210	7,470	14,755	17
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09	$12.26
Value at end of period	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	5,777	2,966	2,525	1,798	1,573	1,266	123
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.75	$11.12	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21
Value at end of period	$12.11	$10.75	$11.12	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95
Number of accumulation units outstanding at end of period	79,551	105,740	106,653	102,822	200,877	172,991	214,135	181,079	230,728	168,816
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.79	$13.74	$12.30	$10.15
Value at end of period	$14.01	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,659	1,408	1,250	420
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40
Value at end of period	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90
Number of accumulation units outstanding at end of period	33,916	50,550	58,781	68,830	96,142	45,949	61,296	37,373	50,383	54,338
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.06
Number of accumulation units outstanding at end of period	10,172
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65
Value at end of period	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31
Number of accumulation units outstanding at end of period	0	0	0	0	531	15	16	16	807,821	557,555
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.92	$19.34	$15.48	$10.77	$18.84
Value at end of period	$22.03	$18.92	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.16	$19.98	$18.64	$16.59	$15.86
Value at end of period	$22.76	$21.16	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	0	0	163

CFI 147

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.08	$11.77	$10.24	$7.49	$13.38
Value at end of period	$12.01	$10.08	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	0	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.38	$8.97	$7.34	$5.35	$7.86
Value at end of period	$8.77	$8.38	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	18,347	11,345	9,317	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.04	$11.33	$9.15	$7.17	$10.15
Value at end of period	$12.72	$11.04	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	49,309	25,922	9,778	5,763	613
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Value at end of period	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38
Number of accumulation units outstanding at end of period	65,520	70,963	76,682	91,267	161,695	35,304	87,225	70,787	48,903	34,280
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73	$10.15
Value at end of period	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	25,138	22,037	25,975	9,317	12,402	795	315
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	196,900	209,691	182,528	157,056	143,930	17,773	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	89,806	62,433	37,414	23,489	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	37,454	26,613	20,029	11,765	17,774	2,305	2,642	1
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	128,101	118,829	125,495	134,973	133,781	40,526	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	1,194,201	1,010,347	1,006,391	649,055	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.03	$10.56	$9.18	$5.30	$12.77	$11.79
Value at end of period	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	261,587	315,424	422,577	307,385	171,417	7,999

CFI 148

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	41,748	37,999	22,202	13,133	19,205	7,703	4,437	1,654	901
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.79	$10.34	$8.33	$5.47	$8.62
Value at end of period	$10.65	$8.79	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	29,360	31,236	24,783	17,078	2,087
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	893,765	891,261	830,034	638,292	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.19	$10.59	$9.95	$8.72	$9.68
Value at end of period	$11.76	$11.19	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	46,064	43,442	44,391	24,855	20,905
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,208,645	1,226,026	1,276,694	1,206,365	1,259,861	154,046	242,446	205,278	82,378
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.76	$9.81
Value at end of period	$7.65	$8.76
Number of accumulation units outstanding at end of period	48,427	48,109
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.87	$10.46	$8.44	$5.68	$10.51	$10.82
Value at end of period	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	304,558	301,787	272,508	187,427	141,152	2,831
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	314,224	347,803	335,315	229,138	234,335	15,528	13,490	2,892	109
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	107,173	126,160	102,862	49,093	73,554	14,060	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	173,359	161,192	163,118	185,005	284,358	97,637	145,840	103,342	39,974
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	110,343	127,424	151,883	174,732	204,611	9,566	20,013	14,439	3,304

CFI 149

Condensed Financial Information (continued)

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.28	$14.12	$12.99	$9.96
Value at end of period	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	1,884	1,424	2,218	1,813
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.79	$11.08	$9.64	$7.87
Value at end of period	$11.91	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	47,315	29,214	45,564	28,841
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.18	$11.05	$9.93	$8.38
Value at end of period	$12.16	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	95,087	74,525	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.58	$11.22	$10.73	$10.08
Value at end of period	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	53,611	88,785	53,698	46,604
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.09	$17.16	$14.35
Value at end of period	$18.02	$15.09	$17.16
Number of accumulation units outstanding at end of period	4,864	3,313	4,218
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.74	$8.41	$8.01	$5.77	$10.43
Value at end of period	$9.63	$7.74	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	19,155	12,104	13,638	13,361	326
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.89	$11.75	$10.05
Value at end of period	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	30,813	10,537	12,839
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.53	$15.75	$12.63	$11.09
Value at end of period	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	11,060	10,240	4,782	567
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69
Value at end of period	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47
Number of accumulation units outstanding at end of period	79,710	74,785	94,091	99,478	100,176	114,927	121,471	120,740	136,946	198,552
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.48	$9.84
Value at end of period	$10.89	$9.48
Number of accumulation units outstanding at end of period	27,518	7,373

CFI 150

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.49	$9.02	$7.82	$6.19	$8.83
Value at end of period	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	27,630	18,840	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.26	$9.76	$8.00	$6.10	$8.95
Value at end of period	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	12,009	7,795	16,671	14,223	1,033
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	332,108	401,720	543,311	603,193	571,657	666,503	1,224,388	951,422	295,308
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25
Value at end of period	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34
Number of accumulation units outstanding at end of period	1,203,781	1,219,477	1,443,747	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046	2,600,443
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56
Value at end of period	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36
Number of accumulation units outstanding at end of period	480,390	547,761	702,973	804,865	864,139	1,142,358	1,546,502	1,542,811	1,848,161	1,843,678
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08
Value at end of period	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96
Number of accumulation units outstanding at end of period	418,633	422,829	500,714	579,019	645,219	743,009	922,067	1,159,132	2,136,201	2,701,907
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39
Value at end of period	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52
Number of accumulation units outstanding at end of period	72,554	75,803	104,982	116,843	139,620	203,131	214,673	208,993	225,461	139,067
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Value at end of period	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	32,811	29,653	38,028	36,126	34,403	39,095	111,915	115,359	124,156	114,048
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.90	$9.15	$8.09	$6.12	$10.14
Value at end of period	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	119,035	125,236	165,091	96,818	64,420
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Value at end of period	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90
Number of accumulation units outstanding at end of period	12,352	5,884	4,993	8,298	4,843	11,543	77,637	104,799	48,532	24,847
ING BALANCED PORTFOLIO
Value at beginning of period	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68
Value at end of period	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59
Number of accumulation units outstanding at end of period	676,425	798,510	1,048,247	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872	2,632,731
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71
Value at end of period	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	51,218	57,241	55,315	71,146	61,280	88,249	362,027	422,770	379,717	224,100

CFI 151

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.24
Value at end of period	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	17,022	22,511	16,742	22,436	24,694	9,925	13,845	15,818
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.05	$9.25	$8.21	$6.33	$10.46	$10.69
Value at end of period	$10.31	$9.05	$9.25	$8.21	$6.33	$10.46
Number of accumulation units outstanding at end of period	179,043	186,033	199,980	225,641	299,398	343,921
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.84	$5.45	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60
Value at end of period	$5.18	$4.84	$5.45	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76
Number of accumulation units outstanding at end of period	402,582	486,018	508,710	498,610	444,633	509,851	837,706	1,069,936	1,231,530	1,424,608
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	168,001	192,413	221,760	237,654	233,966
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$9.98
Value at end of period	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	118,098	113,029	110,138	74,994	79,392	57,052	106,261
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.01	$10.37	$8.34	$6.74	$10.31	$10.79
Value at end of period	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	3,347	3,730	1,556	106	771	299
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$12.70
Value at end of period	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	7,966	5,469	14,806	13,198	7,169	6,839	19,870	18,662	45,977	59,760
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	49,934	28,040	26,397	24,277	25,427	5,990	19,566	26,416
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	309,158	341,046	417,025	433,939	446,158	375,533	547,903	498,890
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	334,499	401,966	446,275	465,679	405,271	425,952
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$12.43	$14.43	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61
Value at end of period	$13.48	$12.43	$14.43	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93
Number of accumulation units outstanding at end of period	77,568	99,082	115,287	146,612	153,636	184,219	169,429	199,216	337,909	554,496

CFI 152

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88
Value at end of period	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61
Number of accumulation units outstanding at end of period	2,306,131	2,497,907	2,830,961	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539	7,714,136
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30
Value at end of period	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64
Number of accumulation units outstanding at end of period	665,968	736,738	839,034	910,116	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841	3,475,311
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75
Value at end of period	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75
Number of accumulation units outstanding at end of period	328,867	380,698	479,449	562,847	618,675	869,060	1,786,511	1,905,635	2,047,008	1,703,944
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26
Value at end of period	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51
Number of accumulation units outstanding at end of period	249,325	299,262	427,589	466,993	481,806	678,593	1,173,655	1,440,356	1,240,295	694,475
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.56
Value at end of period	$14.21
Number of accumulation units outstanding at end of period	50
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$14.74
Value at end of period	$15.48
Number of accumulation units outstanding at end of period	1,320
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.86	$14.59
Value at end of period	$15.93	$13.86
Number of accumulation units outstanding at end of period	497	497
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.59	$12.25
Value at end of period	$13.55	$12.59
Number of accumulation units outstanding at end of period	83,324	51,084
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22
Value at end of period	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94
Number of accumulation units outstanding at end of period	653,833	668,572	746,514	848,415	966,352	1,093,085	1,245,873	1,205,427	1,137,508	1,267,394
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.02	$8.05	$7.53	$5.93	$8.57
Value at end of period	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	104,351	89,628	86,820	91,183	21
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Value at end of period	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35
Number of accumulation units outstanding at end of period	97,116	111,743	147,301	179,402	202,554	318,109	591,171	468,182	359,887	283,718
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Value at end of period	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72
Number of accumulation units outstanding at end of period	52,032	61,938	73,376	79,566	87,715	109,959	317,133	409,753	503,772	345,078

CFI 153

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	422,068	553,106	684,091	787,964	851,814	1,035,604	1,370,749	1,180,581
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	82,660	22,619	18,727	13,194	16,493	20,338	171,628	167,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	30,122	28,118	33,474	36,507	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Value at end of period	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86
Number of accumulation units outstanding at end of period	10,156	6,392	8,641	11,488	16,866	25,348	29,220	18,311	8,974	2,468
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.75
Value at end of period	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	29,370	14,433	12,133	9,373	7,370	7,456	8,517
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.35	$10.32
Value at end of period	$12.12	$10.35
Number of accumulation units outstanding at end of period	522,501	384,592
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	535,365	659,811	661,703	793,105	862,181	1,247,251
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.85	$10.07	$8.45	$6.45	$10.23
Value at end of period	$10.64	$9.85	$10.07	$8.45	$6.45
Number of accumulation units outstanding at end of period	7,740	5,318	0	17,596	11,713
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.30	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00	$11.25
Value at end of period	$16.88	$15.30	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	38,176	30,787	36,513	42,887	73,524	94,146	122,326	180,292	130,323	45,905
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$11.38
Value at end of period	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	54,821	64,613	50,371	59,536	61,286	56,252	57,318	2,231
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Value at end of period	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	123,487	97,926	103,333	66,790	60,533	62,246	74,667	28,746	44,281	61,505

CFI 154

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91
Value at end of period	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92
Number of accumulation units outstanding at end of period	822,784	1,051,569	1,061,434	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038	1,729,116
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	1,125,891	1,285,118	1,532,832	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	123,565	49,707	18,855	22,295	9,271	11,074	29,325	13,174
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Value at end of period	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10
Number of accumulation units outstanding at end of period	162,941	147,051	227,014	165,024	143,360	94,615	204,493	106,739	98,497	91,271
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.83
Value at end of period	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	31,281	32,216	30,115	26,064	41,664	42,367	2,871
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.35
Value at end of period	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	22,025	23,731	10,342	6,533	2,364	2,163	5
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63	$9.54
Value at end of period	$11.28	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	365,290	488,673	653,396	746,913	743,213	897,440	13,978
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.54	$14.07	$12.57	$10.71
Value at end of period	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	4,704	4,440	4,496	5,515
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.24	$9.08	$8.16	$6.64	$8.70
Value at end of period	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	116,814	19,665	3,005	3,830	22
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$13.08	$11.86	$10.06
Value at end of period	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	1,966	2,864	3,679	3,410
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.57	$16.05	$12.86	$11.41
Value at end of period	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	3,047	2,663	1,848	3,108

CFI 155

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.97	$10.24	$8.25	$5.93	$9.78
Value at end of period	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	101,912	24,192	22,212	15,185	9,712
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$10.98	$8.75	$6.97	$9.21
Value at end of period	$12.04	$10.46	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	64,408	14,290	19,783	10,942	8,671
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Value at end of period	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90
Number of accumulation units outstanding at end of period	96,640	100,019	103,263	91,859	84,844	106,550	91,622	70,383	55,768	83,909
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54
Value at end of period	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38
Number of accumulation units outstanding at end of period	283,186	356,546	415,574	480,037	528,457	676,367	1,224,186	1,173,838	1,718,730	2,251,556
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$11.17
Value at end of period	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	100,759	86,901	81,744	70,337	56,931	57,238	395
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	78,107	43,268	43,171	50,475	32,066	48,509	5,852	535
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.41
Value at end of period	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	61,983	33,557	38,361	32,178	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$12.30
Value at end of period	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	78,763	48,898	38,277	25,564	4,803	27,173	5,315
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.88	$11.56	$11.32
Value at end of period	$12.47	$10.88	$11.56
Number of accumulation units outstanding at end of period	1,623	1,023	516
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.25	$9.56	$8.55	$6.93	$7.46
Value at end of period	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	8,331	8,442	4,701	1,445	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01	$10.43
Value at end of period	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	6,060	4,006	3,148	3,327	0	363	152

CFI 156

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.93	$10.08	$9.14	$7.66	$9.34
Value at end of period	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	18,868	21,633	17,739	12,786	2,251
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58
Value at end of period	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93
Number of accumulation units outstanding at end of period	36,513	38,966	43,932	58,550	54,012	66,896	91,758	122,844	123,803	145,137
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48
Value at end of period	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46
Number of accumulation units outstanding at end of period	67,514	71,756	74,677	99,918	110,112	165,170	191,012	165,249	160,170	214,053
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30
Value at end of period	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02
Number of accumulation units outstanding at end of period	63,276	79,288	85,767	92,277	111,013	142,807	205,514	140,341	133,841	194,852
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	797,658	552,458	477,101	384,450	314,348	438,484	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	590,887	660,822	783,694	817,391	893,654	1,029,745	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98	$10.92
Value at end of period	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	59,203	53,764	63,434	52,484	57,425	56,564	57,789	66,200	34,585	11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91
Value at end of period	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87
Number of accumulation units outstanding at end of period	257,931	242,212	290,430	305,839	352,773	425,736	578,885	567,594	910,197	1,253,253
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	16,654	23,176	31,202	47,415	46,644	61,695	70,327	40,087
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	282,706	292,580	315,547	345,736	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$9.79
Value at end of period	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	5,918	4,944	4,877	5,588	3,568	2,870	655
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.02	$11.30	$10.73	$10.22	$9.91
Value at end of period	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	38,540	33,749	77,140	11,857	240

CFI 157

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	2,928	2,928	7,255	9,503	7,254	7,319	27,855	17,570
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.82	$12.23	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97
Value at end of period	$13.30	$11.82	$12.23	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87
Number of accumulation units outstanding at end of period	172,705	175,641	193,916	208,617	225,786	302,845	340,345	376,840	393,586	494,180
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.77	$13.73	$12.30	$10.06
Value at end of period	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,164	2,183	1,805	4,355
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39
Value at end of period	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88
Number of accumulation units outstanding at end of period	101,411	110,566	132,309	174,904	193,667	206,699	245,794	155,032	279,744	421,225
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.05
Number of accumulation units outstanding at end of period	17,634
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63
Value at end of period	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43
Number of accumulation units outstanding at end of period	0	0	0	30	26	88	60	30	843,134	1,443,439
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$11.36	$8.48
Value at end of period	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$22.14
Number of accumulation units outstanding at end of period	120	0	262	262	262	0	0	0	1,637,608	2,545,095
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24
Value at end of period	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98
Number of accumulation units outstanding at end of period	13	20	20	32	40	50	51	61	273,284	519,547
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06	$8.46
Value at end of period	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06
Number of accumulation units outstanding at end of period	69	56	56	56	38	38	38	38	702,882	1,247,164
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32
Value at end of period	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46
Number of accumulation units outstanding at end of period	41	41	326	985	1,362	350	11	11	1,435,111	2,989,916
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.36	$8.95	$7.33	$5.34	$8.76	$10.27
Value at end of period	$8.74	$8.36	$8.95	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	42,187	19,181	14,372	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.02	$11.32	$9.14	$7.17	$7.08
Value at end of period	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	15,927	12,254	10,571	4,763	0

CFI 158

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Value at end of period	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	71,649	76,154	85,236	106,700	120,525	149,176	279,291	340,864	289,338	206,996
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$10.88	$8.95	$6.92	$11.42	$11.39
Value at end of period	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	8,351	7,388	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	182,045	172,932	200,049	211,882	228,121	231,137	277,481	267,730	208,700
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	57,155	33,006	36,457	45,493	48,561	61,561	89,019	119,991	56,413
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75	$11.10
Value at end of period	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75
Number of accumulation units outstanding at end of period	100	111	111	206	635	963	643	577	2,607,975	2,091,653
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$12.37
Value at end of period	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	12,197	8,064	8,601	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	23,313	22,568	31,747	41,352	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	303,365	195,983	152,794	137,908	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.01	$10.54	$9.17	$5.29	$12.77	$10.06
Value at end of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	104,760	177,213	227,814	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	18,755	18,007	19,868	23,447	14,914	16,573	22,461	6,749	5,956
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.77	$10.32	$8.33	$5.59
Value at end of period	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	28,647	25,975	29,366	7,510

CFI 159

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.99
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	392
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	170,474	144,177	156,624	103,251	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.17	$10.58	$9.94	$8.72	$9.90
Value at end of period	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	21,236	36,203	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	908,676	1,192,581	1,533,103	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.76	$9.70
Value at end of period	$7.64	$8.76
Number of accumulation units outstanding at end of period	11,777	9,059
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.85	$10.44	$8.43	$5.67	$10.51	$10.12
Value at end of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	62,471	53,069	48,365	74,098	23,373	39,866
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	95,493	62,300	75,495	52,757	71,741	104,588	71,538	15,719	1,828
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	53,021	28,775	23,154	11,530	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	488,082	582,125	647,140	782,031	841,888	1,053,903	1,490,194	1,622,664	1,066,826
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	15,445	9,696	9,855	11,211	13,391	27,612	74,472	45,988	28,778

CFI 160

Condensed Financial Information (continued)

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.26	$14.11	$12.99	$10.24
Value at end of period	$15.10	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	10,060	8,945	10,105	4,246
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.77	$11.07	$9.63	$7.96
Value at end of period	$11.88	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	265,698	199,120	109,431	19,265
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.16	$11.04	$9.92	$8.16
Value at end of period	$12.13	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	398,801	307,773	196,018	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.57	$11.22	$10.72	$10.10
Value at end of period	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	327,961	296,243	95,860	59,424
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.17	$11.57	$10.32
Value at end of period	$12.13	$10.17	$11.57
Number of accumulation units outstanding at end of period	35,479	37,166	10,374
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.72	$8.40	$8.00	$5.77	$9.25
Value at end of period	$9.60	$7.72	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	44,933	37,155	40,839	22,282	7,623
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.88	$11.74	$9.81
Value at end of period	$12.56	$10.88	$11.74
Number of accumulation units outstanding at end of period	77,648	62,050	20,466
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.51	$15.74	$12.63	$11.48
Value at end of period	$17.41	$15.51	$15.74	$12.63
Number of accumulation units outstanding at end of period	31,165	34,683	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89
Value at end of period	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25
Number of accumulation units outstanding at end of period	94,322	116,153	132,391	128,599	139,551	140,885	141,958	219,575	204,431	211,316
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.48	$9.87
Value at end of period	$10.88	$9.48
Number of accumulation units outstanding at end of period	9,087	2,181

CFI 161

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.48	$9.01	$7.81	$6.19	$10.28
Value at end of period	$9.66	$8.48	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	37,549	51,265	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.25	$9.74	$7.99	$6.10	$9.91
Value at end of period	$10.68	$9.25	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	20,656	24,038	23,624	11,624	7,723
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	837,533	859,240	835,651	466,338	457,664	325,211	212,150	160,473	24,649
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92
Value at end of period	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28
Number of accumulation units outstanding at end of period	1,000,920	1,116,432	1,176,377	3,944,179	884,693	847,162	811,346	1,056,955	687,425	451,914
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39
Value at end of period	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30
Number of accumulation units outstanding at end of period	354,942	391,909	400,126	373,154	442,827	485,693	504,653	749,148	707,385	500,320
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95
Value at end of period	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74
Number of accumulation units outstanding at end of period	630,571	778,909	833,329	664,733	732,400	789,960	829,270	1,260,756	1,247,420	1,135,916
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25
Value at end of period	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15
Number of accumulation units outstanding at end of period	68,007	106,236	104,101	93,123	126,656	118,882	94,693	104,662	78,256	50,628
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28
Value at end of period	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15
Number of accumulation units outstanding at end of period	148,848	179,324	205,681	181,624	176,258	174,003	191,901	316,485	164,023	46,716
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.89	$9.14	$8.08	$6.11	$10.10
Value at end of period	$10.32	$8.89	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	234,545	254,777	231,632	141,752	57,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10
Value at end of period	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89
Number of accumulation units outstanding at end of period	92,662	79,174	67,038	1,366,360	25,080	23,206	31,381	36,285	45,339	17,021
ING BALANCED PORTFOLIO
Value at beginning of period	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41
Value at end of period	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98
Number of accumulation units outstanding at end of period	509,261	579,153	711,836	983,558	803,014	996,955	1,129,840	1,506,113	1,211,756	1,098,090
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71
Value at end of period	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52
Number of accumulation units outstanding at end of period	194,465	234,209	233,223	1,172,882	167,687	120,294	116,579	133,425	36,450	22,344

CFI 162

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.67	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24	$10.20
Value at end of period	$14.92	$12.67	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	50,949	57,850	55,469	36,112	24,330	15,987	9,703	1,176
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.03	$9.23	$8.19	$6.33	$10.45	$10.69
Value at end of period	$10.28	$9.03	$9.23	$8.19	$6.33	$10.45
Number of accumulation units outstanding at end of period	311,248	353,364	413,057	382,205	390,962	423,742
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.82	$5.42	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60
Value at end of period	$5.15	$4.82	$5.42	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75
Number of accumulation units outstanding at end of period	372,650	456,067	416,073	357,250	295,268	352,220	356,502	510,662	376,426	262,849
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.65	$10.26	$8.90	$6.71	$9.74
Value at end of period	$12.07	$9.65	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	219,034	221,527	258,022	221,504	213,772
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33	$10.05
Value at end of period	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	398,169	345,317	340,318	182,569	131,923	59,647	32,919
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09	$9.50
Value at end of period	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	16,883	24,662	13,659	8,131	6,609	1,962	429
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95
Value at end of period	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67
Number of accumulation units outstanding at end of period	24,468	33,072	29,481	22,577	22,012	19,407	14,516	18,596	9,257	10,461
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	178,516	186,164	168,496	99,301	73,161	35,304	33,126	9,192
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	408,264	520,265	518,781	452,814	487,485	466,212	428,035	557,770
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.72	$13.01	$10.79	$7.91	$13.52	$9.69
Value at end of period	$11.29	$11.72	$13.01	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	631,055	656,357	587,076	330,673	305,370	210,824
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$16.10	$18.68	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19
Value at end of period	$17.44	$16.10	$18.68	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21
Number of accumulation units outstanding at end of period	179,615	209,361	231,815	226,153	242,543	247,703	281,687	386,834	409,678	376,546

CFI 163

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38
Value at end of period	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97
Number of accumulation units outstanding at end of period	2,057,235	2,300,921	2,660,095	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394	4,448,547
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98
Value at end of period	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48
Number of accumulation units outstanding at end of period	663,926	722,676	804,575	485,099	595,014	707,223	790,125	1,063,685	1,005,098	821,901
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72
Value at end of period	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70
Number of accumulation units outstanding at end of period	563,136	632,017	639,954	1,883,764	424,192	461,298	509,523	754,152	577,038	340,101
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24
Value at end of period	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47
Number of accumulation units outstanding at end of period	341,962	386,222	390,762	203,368	209,995	257,974	286,766	407,144	388,780	194,813
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00
Value at end of period	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81
Number of accumulation units outstanding at end of period	565,573	603,778	695,236	4,166,774	775,032	793,568	777,013	1,025,425	1,033,279	897,843
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.00	$8.04	$7.52	$5.93	$6.35
Value at end of period	$8.24	$7.00	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	114,778	135,054	131,553	99,216	760
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02
Value at end of period	$13.66	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33
Number of accumulation units outstanding at end of period	64,866	79,639	93,910	3,313,871	79,091	89,633	84,487	118,557	68,875	42,155
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33
Value at end of period	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71
Number of accumulation units outstanding at end of period	178,077	192,605	174,898	143,053	146,396	177,164	210,807	231,845	71,279	35,510
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	567,491	641,967	709,622	683,722	759,860	910,278	1,084,762	1,225,357
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	54,916	70,195	68,347	55,430	41,382	28,159	18,828	11,183
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	83,549	87,365	84,290	65,793	59,973	71,156	55,276	15,291
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19
Value at end of period	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85
Number of accumulation units outstanding at end of period	82,359	69,870	68,712	58,394	63,941	55,300	49,540	72,438	35,354	9,542

CFI 164

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	41,836	24,633	17,864	12,595	10,255	9,661	6,724	33
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34	$10.32
Value at end of period	$12.11	$10.34
Number of accumulation units outstanding at end of period	512,821	520,953
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.63	$8.40	$7.10	$6.36	$9.17	$9.39
Value at end of period	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	1,092,165	1,329,537	796,575	568,780	626,385	452,257
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.83	$10.05	$8.44	$6.58	$10.23
Value at end of period	$11.00	$9.83	$10.05	$8.44	$6.58
Number of accumulation units outstanding at end of period	31,605	35,263	30,328	18,982	20,381
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.22	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98	$11.16
Value at end of period	$16.78	$15.22	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	118,731	123,667	125,354	79,127	98,518	64,577	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.12	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44	$10.37
Value at end of period	$20.36	$18.12	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	107,423	116,696	124,326	84,283	77,072	66,333	25,174	5,491
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96
Value at end of period	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43
Number of accumulation units outstanding at end of period	128,066	112,532	64,503	40,540	36,423	24,144	21,491	19,257	14,597	9,976
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83
Value at end of period	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84
Number of accumulation units outstanding at end of period	775,269	962,863	1,027,800	2,663,562	931,952	745,229	502,169	526,675	556,902	627,302
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	1,185,795	1,382,994	1,510,577	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	93,032	69,062	63,763	54,266	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74
Value at end of period	$16.76	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09
Number of accumulation units outstanding at end of period	686,186	764,294	644,709	397,030	315,622	243,077	126,953	170,058	84,251	59,742

CFI 165

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82	$10.03
Value at end of period	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	57,091	82,790	65,448	63,017	50,525	38,092	5,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60	$10.33
Value at end of period	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	93,907	82,899	47,779	37,649	19,694	10,869	152
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$10.19	$10.80	$9.21	$7.41	$11.14	$10.63	$9.93
Value at end of period	$11.24	$10.19	$10.80	$9.21	$7.41	$11.14	$10.63
Number of accumulation units outstanding at end of period	247,182	307,648	311,875	260,547	244,139	246,931	984
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.52	$14.06	$12.57	$10.71
Value at end of period	$16.49	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	41,107	26,639	17,174	6,997
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.22	$9.07	$8.15	$6.64	$10.18
Value at end of period	$10.56	$9.22	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	114,521	87,375	55,122	22,724	3,064
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.03	$13.07	$11.86	$10.06
Value at end of period	$14.98	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	19,806	17,663	14,150	2,500
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.55	$16.04	$12.85	$11.41
Value at end of period	$17.81	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	14,178	17,037	11,021	10,011
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.95	$10.23	$8.24	$5.93	$10.14
Value at end of period	$11.55	$9.95	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	94,416	88,858	89,065	41,149	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44	$10.96	$8.74	$6.97	$10.22
Value at end of period	$12.01	$10.44	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	93,430	98,853	87,502	28,053	4,718
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01
Value at end of period	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89
Number of accumulation units outstanding at end of period	76,436	77,145	63,956	33,672	33,603	27,543	19,993	21,837	14,722	47,391
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79
Value at end of period	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16
Number of accumulation units outstanding at end of period	183,198	201,089	208,726	167,456	179,454	184,068	199,461	273,644	270,368	230,420

CFI 166

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$12.88	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	255,688	287,659	259,787	167,271	154,946	91,089	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	586,555	627,871	566,984	378,624	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	286,876	350,483	380,933	395,959	293,654	165,297	8,501	164
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	386,928	454,772	380,015	325,382	205,963	75,669	7,940	310
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.87	$11.55	$10.11
Value at end of period	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	6,499	3,879	75
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.24	$9.55	$8.54	$6.93	$9.00
Value at end of period	$10.41	$9.24	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	3,290	2,976	2,070	942	607
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	85,713	89,840	89,473	21,320	22,488	44,500	140	59
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.92	$10.07	$9.13	$7.66	$7.67
Value at end of period	$11.01	$9.92	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	6,705	5,233	4,726	4,558	2,658
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31
Value at end of period	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00
Number of accumulation units outstanding at end of period	65,165	59,962	57,599	58,985	61,179	47,464	38,641	56,267	77,212	67,737
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82
Value at end of period	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57
Number of accumulation units outstanding at end of period	149,559	177,328	169,435	140,891	137,569	110,242	115,492	216,238	235,562	186,384
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29
Value at end of period	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56
Number of accumulation units outstanding at end of period	81,174	84,516	91,534	87,162	92,821	90,782	75,524	135,090	190,198	114,705

CFI 167

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	2,253,958	2,160,104	1,878,983	676,518	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	626,492	722,973	868,037	906,219	985,769	1,097,828	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96	$11.44
Value at end of period	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	173,229	182,117	172,681	4,520,640	59,740	56,015	53,267	81,482	49,271	5,121
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75
Value at end of period	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85
Number of accumulation units outstanding at end of period	402,708	448,410	469,522	854,178	321,691	336,596	339,737	529,677	452,366	318,275
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	34,542	37,592	46,122	45,894	42,129	29,751	18,763	5,782
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.78	$8.92	$8.26	$6.30	$10.20
Value at end of period	$9.17	$7.78	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	477,762	395,047	521,249	523,033	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09	$9.52
Value at end of period	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	72,726	77,511	60,870	46,004	36,305	26,158	9,080
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.99	$11.28	$10.72	$10.21	$9.71
Value at end of period	$12.35	$11.99	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	37,982	35,917	13,893	6,588	1,177
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.71	$11.09	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25
Value at end of period	$12.05	$10.71	$11.09	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99
Number of accumulation units outstanding at end of period	268,341	296,148	378,087	405,970	418,816	445,664	491,809	650,791	603,217	586,105
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.75	$13.72	$12.30	$10.13
Value at end of period	$13.96	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	10,089	11,937	11,936	1,350
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37
Value at end of period	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86
Number of accumulation units outstanding at end of period	164,930	184,224	209,384	188,093	199,413	206,829	234,070	196,939	167,904	149,090

CFI 168

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$36.04
Number of accumulation units outstanding at end of period	47,093
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13
Value at end of period	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63
Number of accumulation units outstanding at end of period	0	0	13	20	18	13	9	54	493,645	401,444
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17
Value at end of period	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29
Number of accumulation units outstanding at end of period	140	140	438	527	523	809	802	913	1,163,047	1,069,290
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24
Value at end of period	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14
Number of accumulation units outstanding at end of period	1	1	1	21	21	78	5	5	196,825	220,008
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33	$11.73
Value at end of period	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33
Number of accumulation units outstanding at end of period	0	0	21	32	28	55	50	43	493,053	482,648
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64
Value at end of period	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77
Number of accumulation units outstanding at end of period	83	83	92	97	95	352	349	343	873,972	880,706
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.34	$8.93	$7.32	$5.34	$8.76	$9.59
Value at end of period	$8.72	$8.34	$8.93	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	22,958	28,222	70,966	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.00	$11.30	$9.14	$7.17	$10.26
Value at end of period	$12.66	$11.00	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	83,154	67,440	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37
Value at end of period	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35
Number of accumulation units outstanding at end of period	314,284	369,791	379,554	1,405,638	248,848	249,295	232,217	342,326	158,816	106,857
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72	$9.25
Value at end of period	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	38,957	44,935	40,294	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	210,200	220,524	217,611	149,704	139,487	104,832	65,794	126,629	49,472
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	216,286	215,906	219,498	143,670	111,277	106,360	103,607	103,665	16,831

CFI 169

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71	$11.08
Value at end of period	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71
Number of accumulation units outstanding at end of period	0	258	568	538	470	461	369	331	657,638	469,451
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35	$11.40
Value at end of period	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35
Number of accumulation units outstanding at end of period	0	0	0	227	227	232	234	234	116,322	55,390
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	46,866	53,134	57,247	46,806	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND
Value at beginning of period	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22
Value at end of period	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56
Number of accumulation units outstanding at end of period	163,026	195,165	201,786	142,011	162,971	126,835	121,694	136,795	23,476	22,809
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	482,222	439,230	400,759	288,706	239,600	100,830	84,571	73,154	16,991
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.99	$10.53	$9.16	$5.29	$12.76	$10.06
Value at end of period	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	146,900	171,313	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	86,662	68,300	62,843	43,503	55,749	41,569	26,196	38,116	21,060
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.76	$10.31	$8.32	$5.46	$9.96
Value at end of period	$10.60	$8.76	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	44,881	40,921	32,025	3,193	2,311
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	740,227	708,559	648,907	292,953	251,583	129,693	67,124	47,660	7,770
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.15	$10.56	$9.93	$8.72	$9.96
Value at end of period	$11.71	$11.15	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	85,105	89,164	78,642	53,288	24,007
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	927,583	1,035,804	1,102,940	758,979	688,355	496,556	426,366	450,471	128,793

CFI 170

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.76	$9.85
Value at end of period	$7.63	$8.76
Number of accumulation units outstanding at end of period	63,903	34,967
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.83	$10.42	$8.42	$5.67	$10.51	$10.39
Value at end of period	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	287,113	259,694	275,242	111,338	62,225	29,170
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	291,971	343,889	404,307	294,722	228,012	154,764	54,744	44,021	13,495
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	150,414	183,421	179,661	145,350	115,162	95,012	52,587	76,525	12,356
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	443,507	452,720	455,530	325,085	342,968	293,251	234,784	250,556	88,143
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	125,164	130,373	150,993	108,555	102,484	80,955	69,703	50,591	21,369

TABLE 20
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.24	$14.10	$12.98	$11.52
Value at end of period	$15.07	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	0	0	1,784	244
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.76	$11.06	$9.63	$8.24
Value at end of period	$11.85	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	2,223	2,167	6,226	3,101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.14	$11.03	$9.91	$8.16
Value at end of period	$12.10	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	723	1,046	24,649	3,649

CFI 171

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.55	$11.21	$10.72	$10.25
Value at end of period	$13.27	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	8,560	11,764	10,947	4,263
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.94	$17.16
Value at end of period	$17.81	$14.94
Number of accumulation units outstanding at end of period	514	335
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.70	$8.38	$7.99	$5.76	$9.46
Value at end of period	$9.57	$7.70	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	1,297	908	4,946	834	366
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.87	$11.74	$10.00
Value at end of period	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	983	797	1,046
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.49	$15.73	$12.63	$11.89
Value at end of period	$17.38	$15.49	$15.73	$12.63
Number of accumulation units outstanding at end of period	156	548	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57
Value at end of period	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32
Number of accumulation units outstanding at end of period	5,099	10,814	10,652	8,762	9,421	9,762	15,580	9,860	9,191	9,574
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.48	$8.65
Value at end of period	$10.87	$9.48
Number of accumulation units outstanding at end of period	383	16
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.46	$9.00	$7.81	$6.19	$8.12
Value at end of period	$9.64	$8.46	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	0	0	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.23	$9.73	$7.99	$6.09	$8.48
Value at end of period	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	0	0	2,327	276	173
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	19,995	12,667	87,916	62,563	48,358	27,275	17,567	7,764	754
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94
Value at end of period	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93
Number of accumulation units outstanding at end of period	143,636	102,144	238,209	219,597	217,736	209,353	216,615	161,935	102,099	76,721

CFI 172

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37
Value at end of period	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10
Number of accumulation units outstanding at end of period	17,857	22,647	59,877	56,842	57,482	52,643	71,702	62,913	55,599	43,566
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82
Value at end of period	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61
Number of accumulation units outstanding at end of period	26,912	32,500	66,372	64,537	71,974	65,734	97,269	89,122	88,224	81,136
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37
Value at end of period	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48
Number of accumulation units outstanding at end of period	4,776	6,354	7,593	7,627	11,257	11,860	16,029	9,833	6,522	9,973
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Value at end of period	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14
Number of accumulation units outstanding at end of period	4,065	4,097	23,197	19,174	17,373	15,469	10,085	11,194	4,281	1,975
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.87	$9.12	$8.08	$6.11	$9.19
Value at end of period	$10.30	$8.87	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	0	0	61,687	28,551	8,431
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$8.18
Value at end of period	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	122	511	3,355	1,619	1,458	1,031	1,721	2,625	2,817	2,243
ING BALANCED PORTFOLIO
Value at beginning of period	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45
Value at end of period	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31
Number of accumulation units outstanding at end of period	115,055	72,857	186,608	178,075	183,469	201,892	177,825	31,122	30,371	32,732
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Value at end of period	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51
Number of accumulation units outstanding at end of period	14,990	19,458	33,234	26,624	26,245	29,714	15,082	8,895	3,586	477
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23	$10.23
Value at end of period	$14.86	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	1,957	1,842	3,116	3,207	4,094	2,773	2,611	785
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.01	$9.21	$8.18	$6.32	$10.45	$10.69
Value at end of period	$10.25	$9.01	$9.21	$8.18	$6.32	$10.45
Number of accumulation units outstanding at end of period	13,206	20,938	32,377	32,319	36,239	33,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.79	$5.39	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60
Value at end of period	$5.12	$4.79	$5.39	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74
Number of accumulation units outstanding at end of period	39,203	17,146	21,369	17,761	16,227	13,492	28,217	17,440	20,733	17,133
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.64	$10.25	$8.89	$6.71	$9.74
Value at end of period	$12.04	$9.64	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	12,274	11,256	19,024	16,447	25,364

CFI 173

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33	$10.34
Value at end of period	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	3,590	2,322	8,145	9,315	9,896	7,157	1,950
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.95	$10.32	$8.31	$6.73	$10.30	$10.31
Value at end of period	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	158	151	3,794	3,127	2,466	321
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$13.04
Value at end of period	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	2,114	2,061	2,537	2,292	3,217	2,081	1,335	1,118	411	1,605
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	706	991	5,441	4,459	4,810	4,969	1,196	643
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	22,159	22,164	78,531	67,604	73,247	74,382	62,147	38,834
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.69	$12.98	$10.77	$7.90	$13.51	$9.69
Value at end of period	$11.25	$11.69	$12.98	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	15,581	18,659	37,425	36,081	63,283	43,060
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$11.87	$13.78	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29
Value at end of period	$12.85	$11.87	$13.78	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52
Number of accumulation units outstanding at end of period	6,008	6,694	12,183	15,709	15,425	10,884	18,924	20,336	18,051	18,219
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67
Value at end of period	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33
Number of accumulation units outstanding at end of period	129,851	197,096	307,382	266,125	279,405	280,190	338,058	169,584	198,181	208,104
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99
Value at end of period	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23
Number of accumulation units outstanding at end of period	32,402	49,281	104,993	113,038	116,681	146,945	135,541	94,961	67,929	64,085
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69
Value at end of period	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65
Number of accumulation units outstanding at end of period	56,306	44,199	56,445	52,695	57,438	75,946	67,609	50,441	24,390	16,411
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22
Value at end of period	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44
Number of accumulation units outstanding at end of period	46,476	47,531	50,009	50,732	56,988	69,764	54,260	39,820	14,248	7,682
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18
Value at end of period	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88
Number of accumulation units outstanding at end of period	49,600	37,958	77,947	74,366	82,848	100,361	86,965	48,294	35,058	29,605

CFI 174

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.99	$8.03	$7.52	$5.93	$8.95
Value at end of period	$8.23	$6.99	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	4,784	8,800	22,804	13,889	1,528
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02
Value at end of period	$13.59	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32
Number of accumulation units outstanding at end of period	2,356	3,635	8,004	12,679	14,504	14,520	9,475	4,867	1,708	1,724
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33
Value at end of period	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70
Number of accumulation units outstanding at end of period	43,190	43,309	51,409	51,500	48,408	50,042	35,210	25,253	9,595	1,487
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	18,986	26,491	55,501	51,757	54,955	49,867	65,226	58,428
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	961	1,053	7,703	7,071	8,324	4,845	3,214	393
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	6,272	6,290	13,436	13,325	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Value at end of period	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84
Number of accumulation units outstanding at end of period	10,162	9,427	18,805	16,714	17,365	16,638	11,185	7,380	1,651	706
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	397	448	721	597	1,331	595	334	2,291
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34	$10.32
Value at end of period	$12.10	$10.34
Number of accumulation units outstanding at end of period	12,489	22,840
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.60	$8.38	$7.09	$6.35	$9.17	$9.38
Value at end of period	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	13,002	16,038	144,296	126,610	100,144	77,332
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.81	$10.04	$8.43	$6.58	$10.23
Value at end of period	$10.97	$9.81	$10.04	$8.43	$6.58
Number of accumulation units outstanding at end of period	417	506	1,867	1,608	1,616

CFI 175

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.17	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$16.72	$15.17	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	3,931	6,613	9,403	9,012	12,637	12,411	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.06	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44	$11.33
Value at end of period	$20.28	$18.06	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	4,639	7,689	16,382	13,327	15,208	11,188	3,432	9
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41	$7.20
Value at end of period	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	2,931	2,449	23,982	15,536	10,458	2,968	2,667	1,310	794	338
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82
Value at end of period	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82
Number of accumulation units outstanding at end of period	71,661	67,860	122,127	148,503	201,556	140,725	85,411	35,204	26,478	45,067
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	116,938	92,366	162,327	154,655	151,270	171,121	176,432	159,941
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	777	914	2,644	3,247	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Value at end of period	$16.67	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08
Number of accumulation units outstanding at end of period	14,523	32,058	62,311	42,175	35,264	22,931	42,708	40,010	28,671	20,126
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82	$10.02
Value at end of period	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	848	2,583	4,254	3,976	5,149	4,466	861
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60	$10.17
Value at end of period	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	1,652	1,439	3,065	824	2,474	749	29
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.16	$10.77	$9.20	$7.40	$11.13	$10.62	$9.67
Value at end of period	$11.20	$10.16	$10.77	$9.20	$7.40	$11.13	$10.62
Number of accumulation units outstanding at end of period	11,383	12,299	42,601	39,088	40,053	29,503	40
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.51	$14.05	$12.56	$10.71
Value at end of period	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,408	5,121	5,426	1,197

CFI 176

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.20	$9.05	$8.14	$6.64	$8.95
Value at end of period	$10.54	$9.20	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	2,995	10,391	4,273	8,501	3,219
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.01	$13.06	$11.85	$10.06
Value at end of period	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	281	256	552	259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.53	$16.02	$12.85	$11.41
Value at end of period	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	2,835	2,835	2,065	1,732
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.93	$10.22	$9.35
Value at end of period	$11.52	$9.93	$10.22
Number of accumulation units outstanding at end of period	10	10	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.42	$10.95	$8.74	$5.81
Value at end of period	$11.99	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	1,923	1,918	1,506	2,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01
Value at end of period	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88
Number of accumulation units outstanding at end of period	1,125	1,414	6,340	5,325	4,579	1,553	1,065	883	310	795
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23
Value at end of period	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94
Number of accumulation units outstanding at end of period	32,492	10,780	22,782	20,351	19,452	22,423	27,545	24,615	21,355	26,389
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$12.83	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	27,127	18,831	42,487	36,672	35,051	21,984	56,247	425
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	26,424	27,622	57,814	55,673	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	17,515	26,337	100,990	77,040	76,062	29,796	17,858	2
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	11,639	11,737	35,152	25,893	21,630	8,193	9,507	9

CFI 177

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.86	$10.67
Value at end of period	$12.43	$10.86
Number of accumulation units outstanding at end of period	616	36
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.22	$9.54	$8.54	$6.93	$9.24
Value at end of period	$10.39	$9.22	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,638	1,421	1,238	778	157
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99	$10.38
Value at end of period	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	5,132	4,132	3,324	2,104	713	5,658	8,586
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47
Value at end of period	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79
Number of accumulation units outstanding at end of period	1,381	27,964	6,872	7,254	7,714	5,817	3,859	856	1,173	2,464
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32
Value at end of period	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25
Number of accumulation units outstanding at end of period	15,771	18,683	24,487	23,921	26,263	21,401	24,535	2,399	1,087	3,045
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14
Value at end of period	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82
Number of accumulation units outstanding at end of period	12,595	12,883	15,938	18,737	19,694	23,631	11,345	2,383	878	525
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	14,914	11,329	146,179	107,774	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	32,317	52,401	76,196	73,974	78,804	74,484	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	3,335	3,385	15,057	12,594	17,037	15,623	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58
Value at end of period	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43
Number of accumulation units outstanding at end of period	17,689	6,582	19,136	21,841	22,562	18,688	26,958	33,026	35,900	30,896
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	639	387	5,780	5,312	4,854	794	448	239
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.77	$8.90	$8.25	$6.30	$10.20
Value at end of period	$9.15	$7.77	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	8,477	21,567	33,476	33,496	31,936

CFI 178

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08	$9.40
Value at end of period	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	795	712	1,086	889	1,984	491	168
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.97	$11.27	$10.71	$10.21	$10.22
Value at end of period	$12.32	$11.97	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	1,171	5,619	6,521	5,986	594
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$12.42
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	20,071
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.36	$11.76	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72
Value at end of period	$12.77	$11.36	$11.76	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57
Number of accumulation units outstanding at end of period	3,292	5,686	11,193	19,450	18,341	12,525	22,157	18,013	19,509	17,592
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.74	$13.71	$12.29	$12.15
Value at end of period	$13.93	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	21	127	2,333	2
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36
Value at end of period	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85
Number of accumulation units outstanding at end of period	12,522	6,563	12,998	11,527	9,414	10,643	10,710	2,882	2,255	1,758
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$36.02
Number of accumulation units outstanding at end of period	257
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00	$17.43
Value at end of period	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	61	61	354	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67	$14.53
Value at end of period	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	28	28	166	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.18	$20.02	$18.71	$16.67	$15.87	$15.04
Value at end of period	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	0	0	179	141	98	49
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$10.68	$8.18
Value at end of period	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$110.68
Number of accumulation units outstanding at end of period	35	35	207	394	394	394	526	0	49,287	54,718

CFI 179

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24	$11.87
Value at end of period	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	57	57	336	640	640	640	566
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.32	$8.92	$7.31	$5.33	$8.76	$10.28
Value at end of period	$8.69	$8.32	$8.92	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	0	0	0	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87	$11.01
Value at end of period	$13.22	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.98	$11.29	$9.13	$7.17	$9.42
Value at end of period	$12.63	$10.98	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	2,663	2,655	1,157	439	289
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Value at end of period	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34
Number of accumulation units outstanding at end of period	6,793	8,788	46,985	42,976	39,703	34,649	31,190	24,908	8,606	4,787
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72	$9.20
Value at end of period	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	478	956	5,820	4,614	3,155	366	13
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	2,867	2,951	12,906	11,815	11,733	7,183	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	6,026	6,336	26,964	24,570	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	3,074	3,594	5,216	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	7,822	16,004	35,451	28,380	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	15,272	16,471	59,406	46,670	38,861	22,183	10,465	4,241	93

CFI 180

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.98	$10.51	$9.15	$5.28	$12.76	$11.08
Value at end of period	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,969	2,431	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	2,550	2,758	33,297	29,339	26,037	14,454	4,874	1,402	271
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.74	$10.30	$8.31	$5.46	$9.88
Value at end of period	$10.57	$8.74	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	72	584	10,709	4,016	1,374
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	4,893	8,695	54,530	40,252	38,562	32,448	10,989	4,884	142
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.13	$10.55	$9.92	$8.71	$9.68
Value at end of period	$11.68	$11.13	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	208	97	3,960	2,405	962
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	37,654	13,592	192,233	156,731	125,482	100,471	56,291	18,307	6,069
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.75	$10.51
Value at end of period	$7.63	$8.75
Number of accumulation units outstanding at end of period	510	460
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.80	$10.41	$8.41	$5.66	$10.50	$10.83
Value at end of period	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,199	2,447	8,038	4,078	2,310	791
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	2,144	2,156	27,833	16,337	17,196	19,435	3,261	2,251	23
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	2,935	2,802	10,591	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	13,839	14,561	74,400	67,205	73,848	51,348	26,670	12,261	4,468

CFI 181

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	1,880	2,768	51,212	44,484	36,986	29,322	3,869	4,837	491

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009

ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.24	$14.10	$13.12
Value at end of period	$15.07	$13.24	$14.10
Number of accumulation units outstanding at end of period	1,271	1,260	1,260
AMANA GROWTH FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.79	$11.09	$10.22
Value at end of period	$11.89	$10.79	$11.09
Number of accumulation units outstanding at end of period	401	243	180
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.17	$11.06	$10.20
Value at end of period	$12.14	$11.17	$11.06
Number of accumulation units outstanding at end of period	1,488	1,346	1,326
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.55	$11.21	$11.43
Value at end of period	$13.27	$12.55	$11.21
Number of accumulation units outstanding at end of period	3,538	735	726
ARIEL FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.16	$11.57	$10.24
Value at end of period	$12.12	$10.16	$11.57
Number of accumulation units outstanding at end of period	1,532	1,533	1,532
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.49	$8.15	$7.76	$5.71
Value at end of period	$9.31	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	1,814	269	119	98
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.87	$11.74	$10.41
Value at end of period	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	172	142	88
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.49	$15.83
Value at end of period	$17.38	$15.49
Number of accumulation units outstanding at end of period	46	24

CFI 182

	Condensed Financial Information (continued)

	2012	2011	2010	2009

CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.72	$9.38	$8.44	$6.92
Value at end of period	$10.64	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	9,990	9,971	4,002	3,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$8.51	$9.05	$8.11
Value at end of period	$9.69	$8.51	$9.05
Number of accumulation units outstanding at end of period	4,240	931	227
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.89
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	2,527
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.54	$8.81	$8.12	$6.01
Value at end of period	$8.91	$7.54	$8.81	$8.12
Number of accumulation units outstanding at end of period	29,580	21,284	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.53	$8.83	$7.60	$5.83
Value at end of period	$9.84	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	131,924	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.07	$8.06	$7.06	$5.61
Value at end of period	$9.38	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	86,877	90,073	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.01	$8.07	$6.55	$5.26
Value at end of period	$9.10	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	91,637	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.36	$7.74	$6.91	$5.51
Value at end of period	$7.61	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	7,312	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$9.85	$10.33	$8.13	$6.35
Value at end of period	$11.56	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	9,931	9,148	2,467	2,302
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.92	$9.17	$8.12	$6.35
Value at end of period	$10.35	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	3,558	872	341	341
ING BALANCED PORTFOLIO
Value at beginning of period	$9.35	$9.56	$8.45	$7.15
Value at end of period	$10.53	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	101,208	108,258	118,052	136,813

CFI 183

Condensed Financial Information (continued)

	2012	2011	2010	2009

ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.66	$9.54	$7.61	$5.83
Value at end of period	$11.46	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	4,282	580	211	199
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.29	$8.95	$8.44	$7.19
Value at end of period	$10.93	$9.29	$8.95	$8.44
Number of accumulation units outstanding at end of period	1,464	824	943	943
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.45	$8.64	$7.68	$6.12
Value at end of period	$9.61	$8.45	$8.64	$7.68
Number of accumulation units outstanding at end of period	48,897	52,911	56,741	70,759
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$9.26	$10.43	$8.88	$5.87
Value at end of period	$9.90	$9.26	$10.43	$8.88
Number of accumulation units outstanding at end of period	2,845	1,840	1,840	1,784
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.66	$10.28	$8.92	$6.68
Value at end of period	$12.07	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	9,705	9,076	4,875	5,145
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.91	$9.13	$7.20	$5.12
Value at end of period	$11.34	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	1,689	362	123	89
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.56
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	277
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.15	$8.62	$7.77	$6.12
Value at end of period	$9.06	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	820	581	581	2,041
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.19	$10.41	$8.19	$6.06
Value at end of period	$10.44	$9.19	$10.41	$8.19
Number of accumulation units outstanding at end of period	6,440	512	601	571
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.12	$11.79	$10.27	$8.52
Value at end of period	$12.96	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	27,970	23,173	23,132	25,469
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.89	$9.88	$8.19	$6.40
Value at end of period	$8.56	$8.89	$9.88	$8.19
Number of accumulation units outstanding at end of period	5,577	3,698	3,695	5,867

CFI 184

Condensed Financial Information (continued)

	2012	2011	2010	2009

ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.82	$9.09	$8.23	$5.91
Value at end of period	$8.47	$7.82	$9.09	$8.23
Number of accumulation units outstanding at end of period	28,959	28,477	29,577	32,086
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.82	$8.93	$7.89	$6.11
Value at end of period	$10.12	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	127,589	134,901	144,274	158,546
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.46	$8.54	$7.56	$6.19
Value at end of period	$9.59	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	30,621	25,770	13,230	14,310
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$9.33	$9.53	$7.88	$6.04
Value at end of period	$10.89	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	34,715	29,610	14,349	17,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$9.19	$9.34	$7.67	$6.20
Value at end of period	$10.24	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	12,655	10,666	2,808	3,691
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$11.86	$11.13	$10.22	$9.24
Value at end of period	$12.85	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	19,144	10,042	10,057	13,615
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.03	$8.08	$7.56	$5.99
Value at end of period	$8.27	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	697	375	152	233
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.14	$7.28	$7.17	$5.83
Value at end of period	$7.25	$6.14	$7.28	$7.17
Number of accumulation units outstanding at end of period	4,191	2,668	2,670	2,916
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.53	$8.79	$7.71	$6.14
Value at end of period	$10.03	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	3,452	831	963	1,507
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.95	$10.15	$9.12	$7.56
Value at end of period	$11.13	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	65,240	58,004	65,559	75,093
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.75	$9.24
Value at end of period	$9.94	$8.75
Number of accumulation units outstanding at end of period	834	21
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.05	$9.94	$8.34	$5.20
Value at end of period	$9.51	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	3,087	2,645	3,002	4,759

CFI 185

	Condensed Financial Information (continued)

	2012	2011	2010	2009

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.00	$9.91	$8.13	$6.68
Value at end of period	$11.89	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	6,145	948	948	948
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.18	$10.41	$8.29	$6.63
Value at end of period	$11.97	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	9	7	1	42
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34	$10.32
Value at end of period	$12.10	$10.34
Number of accumulation units outstanding at end of period	20,005	13,503
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.13	$8.90	$7.52	$6.89
Value at end of period	$10.38	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	30,926	15,606	4,279	4,280
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.87	$10.10	$8.76
Value at end of period	$11.04	$9.87	$10.10
Number of accumulation units outstanding at end of period	2,170	1,140	1,142
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.76	$9.70	$8.91	$7.71
Value at end of period	$10.76	$9.76	$9.70	$8.91
Number of accumulation units outstanding at end of period	552	488	487	487
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.86	$9.35	$8.30	$6.61
Value at end of period	$11.07	$9.86	$9.35	$8.30
Number of accumulation units outstanding at end of period	4,576	1,651	1,651	1,651
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.38	$11.54	$8.93	$6.37
Value at end of period	$12.88	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	7,948	1,554	626	3,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.14	$10.23	$10.29	$10.35
Value at end of period	$10.05	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	13,408	15,579	13,456	11,278
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.34	$9.16	$7.96	$5.88
Value at end of period	$10.06	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	54,475	33,065	33,023	37,240
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.34	$12.89	$11.39	$7.90
Value at end of period	$15.08	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	287	294	543	1,303

CFI 186

	Condensed Financial Information (continued)

	2012	2011	2010	2009

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.41	$12.13	$11.38	$10.28
Value at end of period	$13.27	$12.41	$12.13	$11.38
Number of accumulation units outstanding at end of period	13,366	8,032	3,387	4,954
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.60	$9.06	$7.87	$6.57
Value at end of period	$9.41	$8.60	$9.06	$7.87
Number of accumulation units outstanding at end of period	721	416	303	216
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.37	$13.58	$11.52	$7.09
Value at end of period	$15.39	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	3,195	545	1,041	700
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.77	$9.30	$7.94	$6.52
Value at end of period	$9.67	$8.77	$9.30	$7.94
Number of accumulation units outstanding at end of period	6,570	4,187	4,641	5,057
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.51	$14.05	$12.56	$10.71
Value at end of period	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,368	571	95	1,119
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.25	$9.10	$8.19	$6.95
Value at end of period	$10.60	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	1,341	1,020	604	447
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.01	$13.06	$11.85	$10.06
Value at end of period	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	813	807	724	325
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.53	$16.02	$12.85	$11.41
Value at end of period	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	689	380	420	419
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.48	$10.61
Value at end of period	$12.05	$10.48
Number of accumulation units outstanding at end of period	62	29
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.80	$10.80	$8.24	$6.34
Value at end of period	$12.32	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	1,908	84	84	84
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.95	$10.30	$8.35	$6.61
Value at end of period	$11.29	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	5,320	2,797	2,497	1,910

CFI 187

	Condensed Financial Information (continued)

	2012	2011	2010	2009

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.45	$9.61	$8.71	$7.25
Value at end of period	$10.44	$9.45	$9.61	$8.71
Number of accumulation units outstanding at end of period	140,144	136,683	60,049	74,784
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.71	$9.07	$8.04	$6.56
Value at end of period	$9.79	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	184,878	186,519	175,224	172,291
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.36	$8.85	$7.79	$6.26
Value at end of period	$9.54	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	191,008	190,362	162,701	184,057
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.06	$8.57	$7.51	$5.98
Value at end of period	$9.22	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	114,275	112,510	103,452	118,926
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.86	$11.14
Value at end of period	$12.43	$10.86
Number of accumulation units outstanding at end of period	332	151
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.27	$9.59	$8.58	$6.41
Value at end of period	$10.45	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	330	164	80	56
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.40	$10.46	$9.63	$8.30
Value at end of period	$11.31	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	15,898	8,636	21,775	20,298
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.95	$10.08
Value at end of period	$11.04	$9.95
Number of accumulation units outstanding at end of period	226	129
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$9.91	$9.82	$8.92	$7.64
Value at end of period	$11.03	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	3,448	5,610	5,923	8,881
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.45	$8.78	$7.84	$6.32
Value at end of period	$9.63	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	25,373	25,629	26,435	34,652
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.12	$9.26	$8.34	$6.90
Value at end of period	$10.27	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	14,416	15,215	18,946	22,666

CFI 188

	Condensed Financial Information (continued)

	2012	2011	2010	2009

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.86	$10.65	$9.43	$7.31
Value at end of period	$12.33	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	93,634	57,281	5,924	5,989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.79	$10.25	$8.05	$5.78
Value at end of period	$11.26	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	43,448	49,255	53,235	65,801
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.66	$8.82	$7.74	$6.41
Value at end of period	$10.06	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	10,066	10,512	10,508	11,583
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.08	$9.27	$8.00	$5.87
Value at end of period	$10.71	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	42,364	30,682	30,394	39,602
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.61	$7.60	$6.74	$5.12
Value at end of period	$7.78	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	359	350	852	1,208
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.81	$8.96	$8.30	$6.40
Value at end of period	$9.21	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	4,049	1,167	748	1,396
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.74	$8.29	$7.76	$5.35
Value at end of period	$9.34	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	1,177	988	214	123
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.04	$11.33	$10.77	$10.23
Value at end of period	$12.39	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	979	156	118	80
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.15	$8.44	$7.51	$5.95
Value at end of period	$9.17	$8.15	$8.44	$7.51
Number of accumulation units outstanding at end of period	15,750	16,097	16,398	17,310
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.74	$13.11
Value at end of period	$13.93	$12.74
Number of accumulation units outstanding at end of period	97	63
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.39	$9.49	$8.74	$6.87
Value at end of period	$10.60	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	13,705	12,260	12,119	14,173

CFI 189

	Condensed Financial Information (continued)

	2012	2011	2010	2009

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$36.02
Number of accumulation units outstanding at end of period	2,348
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.54	$9.10	$8.02	$6.11
Value at end of period	$10.04	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220	220
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.88	$9.04
Value at end of period	$9.28	$8.88
Number of accumulation units outstanding at end of period	105	66
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.05	$9.99	$8.65	$6.37
Value at end of period	$11.00	$10.05	$9.99	$8.65
Number of accumulation units outstanding at end of period	30,608	28,941	6,340	7,377
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.04	$11.07
Value at end of period	$12.70	$11.04
Number of accumulation units outstanding at end of period	196	113
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$8.50	$8.93	$7.19	$5.73
Value at end of period	$9.65	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	2,388	1,781	1,615	1,614
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.22	$9.68
Value at end of period	$10.12	$9.22
Number of accumulation units outstanding at end of period	1,006	380
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2012)
Value at beginning of period	$8.88
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	7,738
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.42	$11.61	$9.22	$5.42
Value at end of period	$11.29	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	37,372	26,455	7,830	9,477
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.46	$9.76	$7.98	$6.05
Value at end of period	$11.06	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	2,473	2,473	2,246	3,428
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.96	$9.21	$8.31	$7.05
Value at end of period	$9.88	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	7,843	7,504	1,857	1,527

CFI 190

	Condensed Financial Information (continued)

	2012	2011	2010	2009

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.30	$12.01	$11.21	$9.43
Value at end of period	$14.33	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	6,654	696	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.23	$8.20	$7.14	$4.36
Value at end of period	$6.91	$6.23	$8.20	$7.14
Number of accumulation units outstanding at end of period	3,363	3,510	2,032	2,032
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.51	$11.81	$10.09	$6.49
Value at end of period	$13.24	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	6,142	5,426	6,049	6,036
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79	$10.35	$8.36	$5.61
Value at end of period	$10.63	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	3,667	968	869	855
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.51	$13.96	$12.50	$10.72
Value at end of period	$15.50	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	15,629	8,073	4,661	4,690
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.19	$10.60	$9.98	$9.75
Value at end of period	$11.74	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	272	214	22	22
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.28	$8.79	$7.89	$6.12
Value at end of period	$9.90	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	82,931	75,074	44,743	51,394
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$7.22
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	1,519
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.96	$9.41	$7.60	$4.77
Value at end of period	$9.59	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	1,734	242	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.12	$9.95	$7.93	$4.99
Value at end of period	$9.53	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	6,925	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.63	$10.06	$8.23	$5.98
Value at end of period	$11.45	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	566	353	353	353

CFI 191

Condensed Financial Information (continued)

	2012	2011	2010	2009

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.05	$8.54	$7.60	$6.58
Value at end of period	$10.09	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	6,620	4,557	4,494	5,578
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.73	$10.04	$8.26	$6.50
Value at end of period	$10.94	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	7,522	2,030	1,868	1,869

TABLE 22
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.22	$14.09	$12.98	$10.11
Value at end of period	$15.05	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	6,031	5,954	5,973	1,120
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.74	$11.05	$9.62	$8.02
Value at end of period	$11.83	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	76,499	65,873	52,828	18,888
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.12	$11.01	$9.91	$8.41
Value at end of period	$12.08	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	113,004	103,855	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.53	$11.20	$10.72	$10.02
Value at end of period	$13.24	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	122,142	94,773	39,910	23,654
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.15	$11.56	$10.46
Value at end of period	$12.10	$10.15	$11.56
Number of accumulation units outstanding at end of period	11,322	9,880	7,375
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.69	$8.37	$7.98	$5.76	$9.31
Value at end of period	$9.55	$7.69	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	34,867	22,314	12,494	10,664	1,182
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.86	$11.74	$9.46
Value at end of period	$12.53	$10.86	$11.74
Number of accumulation units outstanding at end of period	43,476	28,312	8,689

CFI 192

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.47	$15.71	$12.62	$10.16
Value at end of period	$17.35	$15.47	$15.71	$12.62
Number of accumulation units outstanding at end of period	15,387	13,668	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80
Value at end of period	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13
Number of accumulation units outstanding at end of period	99,205	104,489	107,928	110,585	117,437	178,681	91,516	110,974	52,199	81,001
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.47	$9.97
Value at end of period	$10.86	$9.47
Number of accumulation units outstanding at end of period	13,873	2,045
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.45	$8.98	$7.80	$6.18	$8.99
Value at end of period	$9.62	$8.45	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	36,369	33,157	22,439	18,922	12,592
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.21	$9.72	$7.98	$6.09	$8.97
Value at end of period	$10.63	$9.21	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	12,442	12,903	11,918	4,624	1,682
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	585,430	606,669	568,796	548,200	450,089	402,398	148,502	65,346	29,104
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82
Value at end of period	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13
Number of accumulation units outstanding at end of period	1,036,706	1,130,087	1,120,823	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726	771,059	733,980
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30
Value at end of period	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17
Number of accumulation units outstanding at end of period	475,934	555,901	616,365	686,820	721,774	1,062,228	692,977	697,110	568,436	534,835
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87
Value at end of period	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62
Number of accumulation units outstanding at end of period	499,583	547,005	574,550	631,481	635,450	1,024,423	647,439	831,960	707,614	829,140
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19
Value at end of period	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05
Number of accumulation units outstanding at end of period	45,859	49,021	53,685	61,282	66,559	188,634	131,284	121,639	91,364	48,527
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Value at end of period	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12
Number of accumulation units outstanding at end of period	197,548	205,528	201,779	189,715	156,837	167,236	92,784	152,127	113,358	71,086
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.85	$9.11	$8.07	$6.11	$10.08
Value at end of period	$10.27	$8.85	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	242,343	225,832	191,775	160,449	49,533

CFI 193

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Value at end of period	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87
Number of accumulation units outstanding at end of period	40,423	36,572	34,471	26,670	1,194,534	1,075,558	1,090,948	1,082,078	35,545	13,130
ING BALANCED PORTFOLIO
Value at beginning of period	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31
Value at end of period	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85
Number of accumulation units outstanding at end of period	472,194	527,000	491,525	553,155	834,263	1,175,116	643,741	667,243	349,405	485,183
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70
Value at end of period	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	151,780	160,645	149,283	148,266	1,047,522	1,137,369	1,130,536	1,132,614	56,330	20,763
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.29
Value at end of period	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	37,270	34,716	31,384	41,979	24,790	22,099	12,324	4,286
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.99	$9.19	$8.17	$6.32	$10.44	$10.69
Value at end of period	$10.22	$8.99	$9.19	$8.17	$6.32	$10.44
Number of accumulation units outstanding at end of period	256,878	281,372	298,691	336,255	326,604	633,420
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.76	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59
Value at end of period	$5.09	$4.76	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74
Number of accumulation units outstanding at end of period	245,482	255,801	273,609	289,015	273,112	436,326	327,408	377,882	356,885	413,691
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	180,251	170,654	156,125	160,570	135,153
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.02
Value at end of period	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	223,684	180,241	160,633	128,570	87,635	85,159	36,388
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09	$9.19
Value at end of period	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	9,732	14,256	12,152	7,321	2,275	5,823	28
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94
Value at end of period	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	46,474	48,548	45,046	38,406	30,188	38,922	19,911	14,936	19,333	14,233
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	119,590	138,895	117,462	90,157	56,934	46,107	26,450	9,186
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	392,064	435,066	467,090	532,418	530,219	759,653	449,205	502,892

CFI 194

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	380,456	453,274	455,641	459,391	438,296	447,397
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.89	$10.24	$10.08
Value at end of period	$11.10	$10.89	$10.24
Number of accumulation units outstanding at end of period	30,870	15,855	7,266
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.85	$18.41	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12
Value at end of period	$17.15	$15.85	$18.41	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10
Number of accumulation units outstanding at end of period	99,924	113,522	119,986	148,286	165,117	267,336	170,795	215,617	171,617	234,751
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31
Value at end of period	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87
Number of accumulation units outstanding at end of period	1,670,182	1,861,396	1,862,272	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763	2,504,149
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89
Value at end of period	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35
Number of accumulation units outstanding at end of period	473,116	507,393	485,147	568,955	620,994	855,618	597,206	749,446	623,073	676,178
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66
Value at end of period	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60
Number of accumulation units outstanding at end of period	393,730	433,512	457,951	487,393	1,877,948	2,087,844	1,799,491	1,854,855	402,880	334,282
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20
Value at end of period	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40
Number of accumulation units outstanding at end of period	221,187	247,590	261,623	280,673	301,783	382,587	241,472	285,564	241,959	191,912
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.93	$11.51	$11.26
Value at end of period	$12.54	$10.93	$11.51
Number of accumulation units outstanding at end of period	1,726	853	53
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90
Value at end of period	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69
Number of accumulation units outstanding at end of period	554,849	571,135	582,574	604,395	2,994,466	2,974,277	1,814,045	1,084,691	526,519	506,342
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.98	$8.02	$7.51	$5.93	$9.20
Value at end of period	$8.21	$6.98	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	146,917	125,263	119,799	138,315	564
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Value at end of period	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31
Number of accumulation units outstanding at end of period	73,273	80,877	95,677	102,122	3,508,368	3,676,407	3,106,128	2,394,887	66,697	50,505
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Value at end of period	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	115,716	116,819	129,081	128,229	114,381	253,925	215,373	177,805	67,854	33,092

CFI 195

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	723,553	836,002	891,748	994,240	954,044	1,488,393	848,718	887,069
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	95,868	99,288	88,641	68,250	60,709	54,252	21,749	12,180
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	94,605	88,188	90,075	83,699	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Value at end of period	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83
Number of accumulation units outstanding at end of period	120,897	116,403	105,887	115,804	77,267	91,115	59,140	58,226	34,196	17,547
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	59,814	49,291	44,618	44,773	13,020	12,579	3,640	197
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33	$10.32
Value at end of period	$12.08	$10.33
Number of accumulation units outstanding at end of period	386,856	384,155
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,058,327	1,190,520	646,828	646,775	640,957	729,986
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.79	$10.02	$8.42	$6.58	$10.23
Value at end of period	$10.95	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	22,461	24,499	22,533	56,909	57,858
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.09	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97	$11.21
Value at end of period	$16.62	$15.09	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	126,342	159,425	166,406	167,344	107,237	146,291	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.75
Value at end of period	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	126,608	140,646	123,168	124,272	110,758	147,063	20,426	9,214
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95
Value at end of period	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40
Number of accumulation units outstanding at end of period	128,908	104,620	89,864	62,179	62,519	59,687	33,121	38,695	36,782	14,926

CFI 196

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75
Value at end of period	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74
Number of accumulation units outstanding at end of period	546,739	707,063	647,497	815,873	3,316,496	2,504,027	1,307,563	971,457	410,423	599,767
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,317,127	1,437,522	1,539,634	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	95,490	54,082	56,297	39,078	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Value at end of period	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07
Number of accumulation units outstanding at end of period	630,273	682,479	650,681	560,537	379,649	391,018	259,805	280,724	222,087	185,400
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$9.57
Value at end of period	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	80,117	78,529	77,966	72,682	63,777	69,515	2,367
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60	$9.89
Value at end of period	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	102,787	78,885	66,399	68,839	31,966	31,112	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.14	$10.75	$9.18	$7.39	$11.12	$10.62	$9.75
Value at end of period	$11.17	$10.14	$10.75	$9.18	$7.39	$11.12	$10.62
Number of accumulation units outstanding at end of period	191,227	192,142	216,259	240,595	221,747	300,906	115
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.49	$14.03	$12.56	$10.70
Value at end of period	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	31,298	35,479	22,867	17,574
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.19	$9.04	$8.14	$6.64	$9.38
Value at end of period	$10.52	$9.19	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	115,917	94,922	84,470	51,257	2,112
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.00	$13.05	$11.85	$10.06
Value at end of period	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	10,374	7,392	7,740	8,095
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.51	$16.01	$12.84	$11.41
Value at end of period	$17.75	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	13,637	17,781	17,516	14,537

CFI 197

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.92	$10.20	$8.23	$5.93	$10.07
Value at end of period	$11.50	$9.92	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	34,477	35,014	24,888	12,373	8,928
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.40	$10.93	$8.73	$6.96	$10.22
Value at end of period	$11.96	$10.40	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	15,352	17,258	10,983	7,676	7,368
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Value at end of period	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87
Number of accumulation units outstanding at end of period	73,862	72,009	63,400	66,416	51,117	58,940	14,035	14,873	10,741	22,817
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71
Value at end of period	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03
Number of accumulation units outstanding at end of period	135,275	137,528	145,177	161,075	159,680	201,172	117,019	140,177	138,534	185,488
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	605,704	577,807	515,410	291,959	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	760,406	695,461	591,337	423,806	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	502,391	445,355	353,891	259,975	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	384,712	353,672	289,926	223,054	129,545	95,846	40,245	13,599
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.85	$11.55	$9.80
Value at end of period	$12.42	$10.85	$11.55
Number of accumulation units outstanding at end of period	21,159	10,336	2,134
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.20	$9.53	$8.53	$6.93	$7.12
Value at end of period	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	11,516	13,115	7,484	5,444	2,050
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	83,281	69,908	75,270	52,353	20,664	48,339	2,825	3,151

CFI 198

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88	$10.04	$9.12	$7.65	$9.57
Value at end of period	$10.96	$9.88	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	20,098	13,539	10,315	613	18
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22
Value at end of period	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88
Number of accumulation units outstanding at end of period	71,412	73,152	75,342	85,628	93,026	96,446	72,182	64,880	46,656	44,192
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74
Value at end of period	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46
Number of accumulation units outstanding at end of period	140,642	136,485	149,984	155,921	137,773	172,905	114,465	115,381	92,192	87,532
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21
Value at end of period	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45
Number of accumulation units outstanding at end of period	161,276	173,264	183,254	154,712	149,655	195,630	139,534	143,496	75,783	78,121
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	1,183,144	1,109,412	993,634	743,343	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	703,150	757,469	812,340	915,364	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95	$10.73
Value at end of period	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	174,723	163,826	149,773	137,155	4,028,893	3,423,229	2,884,290	1,942,379	47,173	3,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66
Value at end of period	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72
Number of accumulation units outstanding at end of period	344,041	373,676	386,349	387,445	774,473	1,050,005	779,166	944,865	366,063	380,043
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	38,026	38,822	32,148	37,990	31,614	37,301	10,929	651
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	347,947	275,242	295,684	323,241	378,455
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$9.72
Value at end of period	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	68,219	58,931	52,133	45,805	35,988	29,564	8,137
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.95	$11.25	$10.70	$10.21	$9.79
Value at end of period	$12.29	$11.95	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	35,456	36,942	16,755	9,146	1,848

CFI 199

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.12	$12.02	$10.57	$7.06
Value at end of period	$13.90	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	2,454	2,666	1,907	1,054
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.55	$10.93	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21
Value at end of period	$11.86	$10.55	$10.93	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92
Number of accumulation units outstanding at end of period	232,206	245,727	267,839	287,225	324,279	481,970	286,179	313,718	251,554	284,369
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.72	$13.70	$12.29	$9.90
Value at end of period	$13.91	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	14,464	12,716	11,632	4,526
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35
Value at end of period	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83
Number of accumulation units outstanding at end of period	161,725	176,657	192,819	237,934	215,266	302,278	196,001	133,038	120,404	151,077
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$36.01
Number of accumulation units outstanding at end of period	36,822
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00
Value at end of period	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47
Number of accumulation units outstanding at end of period	158	150	151	101	102	424	33	91	360,479	529,490
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11
Value at end of period	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19
Number of accumulation units outstanding at end of period	162	162	162	237	152	201	93	145	734,813	1,055,673
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00	$16.14
Value at end of period	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00
Number of accumulation units outstanding at end of period	0	0	27	24	21	147	0	21	146,979	165,590
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75	$15.21	$11.66
Value at end of period	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75	$15.21
Number of accumulation units outstanding at end of period	72	72	72	89	89	140	72	127	225,861	434,594
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55
Value at end of period	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65
Number of accumulation units outstanding at end of period	77	77	77	77	67	205	51	51	596,642	827,666
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.30	$8.90	$7.30	$5.33	$8.75	$10.32
Value at end of period	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	10,437	9,563	8,407	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.96	$11.27	$9.12	$7.16	$9.12
Value at end of period	$12.60	$10.96	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	32,459	27,054	19,058	14,221	1,035

CFI 200

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Value at end of period	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33
Number of accumulation units outstanding at end of period	237,774	253,651	264,738	272,007	1,641,822	2,034,924	1,878,475	2,016,006	136,721	79,608
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72	$9.17
Value at end of period	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	47,118	46,799	45,564	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	326,829	292,743	285,859	232,590	147,639	124,507	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	167,612	171,874	182,477	171,985	149,476	174,636	57,800	54,578	16,282
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44	$15.62	$11.02
Value at end of period	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44	$15.62
Number of accumulation units outstanding at end of period	192	181	199	183	130	154	26	26	450,892	351,195
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.13	$19.15	$16.81	$14.28	$16.81	$15.71
Value at end of period	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	0	0	32	29	25	187
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	52,464	51,093	45,193	42,136	30,484	29,331	6,923	1,097
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	247,598	245,228	239,971	246,057	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	393,753	352,020	318,137	288,203	258,944	178,686	64,562	68,440	21,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.96	$10.49	$9.13	$5.28	$12.76	$10.43
Value at end of period	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	109,730	132,934	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	64,755	80,694	87,979	90,536	85,880	102,400	22,005	18,325	8,526

CFI 201

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73	$10.28	$8.31	$5.46	$8.94
Value at end of period	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	40,690	34,596	24,840	25,038	3,508
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	697,235	699,955	629,963	588,105	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.11	$10.53	$9.91	$8.71	$9.99
Value at end of period	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	119,894	98,158	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	997,051	1,014,665	939,233	866,848	685,933	629,297	180,282	149,623	65,090
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.75	$9.70
Value at end of period	$7.62	$8.75
Number of accumulation units outstanding at end of period	52,541	43,049
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.78	$10.39	$8.39	$5.66	$10.50	$10.05
Value at end of period	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	95,669	96,495	64,560	51,832	25,579	18,701
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	223,821	229,080	239,449	206,584	166,318	169,924	29,182	20,440	9,284
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	73,015	79,950	66,340	57,776	59,083	72,113	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	440,375	430,567	403,204	388,051	317,989	401,176	107,251	106,749	39,518
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56
Value at end of period	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50
Number of accumulation units outstanding at end of period	84,221	95,390	101,238	113,857	105,233	144,947	59,348	72,797	48,298	23,843

CFI 202

Condensed Financial Information (continued)

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.21	$14.07	$12.98	$9.97
Value at end of period	$15.02	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	35,164	25,734	20,222	15,707
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.72	$11.03	$9.61	$7.74
Value at end of period	$11.80	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	1,166,660	1,059,046	568,786	157,239
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.10	$11.00	$9.90	$8.13
Value at end of period	$12.05	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	995,938	802,324	600,684	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17	$33.60
Value at end of period	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	412	289	138	298	280	164	18
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.52	$11.19	$10.71	$10.13
Value at end of period	$13.22	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	591,153	419,596	218,797	117,956
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.15	$11.56	$9.33
Value at end of period	$12.09	$10.15	$11.56
Number of accumulation units outstanding at end of period	31,318	21,326	14,349
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.67	$8.35	$7.96	$5.76	$10.37
Value at end of period	$9.52	$7.67	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	68,700	67,626	37,025	50,777	9,978
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.85	$11.73	$9.63
Value at end of period	$12.51	$10.85	$11.73
Number of accumulation units outstanding at end of period	251,081	151,639	75,770
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.45	$15.70	$12.62	$11.43
Value at end of period	$17.32	$15.45	$15.70	$12.62
Number of accumulation units outstanding at end of period	49,384	46,800	42,611	992
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76
Value at end of period	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08
Number of accumulation units outstanding at end of period	283,921	267,842	298,260	297,680	274,306	296,590	404,870	385,129	409,056	381,327

CFI 203

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.47	$9.94
Value at end of period	$10.85	$9.47
Number of accumulation units outstanding at end of period	38,226	14,335
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43	$8.97	$7.79	$6.18	$8.64
Value at end of period	$9.60	$8.43	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	73,904	79,646	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.20	$9.70	$7.97	$6.09	$10.27
Value at end of period	$10.61	$9.20	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	68,807	75,847	67,227	57,737	44,364
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	2,736,978	2,878,122	2,929,335	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889	362,008
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76
Value at end of period	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05
Number of accumulation units outstanding at end of period	3,135,098	3,164,441	3,229,521	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463	4,661,112
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25
Value at end of period	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10
Number of accumulation units outstanding at end of period	1,057,270	1,127,906	1,228,889	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502	1,440,035
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83
Value at end of period	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56
Number of accumulation units outstanding at end of period	1,652,260	1,616,655	1,635,220	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409	2,905,115
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16
Value at end of period	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00
Number of accumulation units outstanding at end of period	113,642	109,027	103,797	135,526	136,696	162,784	137,900	159,581	193,880	226,727
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26
Value at end of period	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11
Number of accumulation units outstanding at end of period	679,825	713,462	759,913	770,867	708,476	746,694	739,499	678,628	602,592	325,065
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.84	$9.10	$8.06	$6.11	$10.21
Value at end of period	$10.25	$8.84	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	588,206	649,765	670,832	501,928	172,816
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10
Value at end of period	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86
Number of accumulation units outstanding at end of period	424,190	396,015	369,216	278,723	186,081	186,273	203,041	212,012	1,020,332	69,708
ING BALANCED PORTFOLIO
Value at beginning of period	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27
Value at end of period	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79
Number of accumulation units outstanding at end of period	790,243	883,575	988,621	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880	3,294,262

CFI 204

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70
Value at end of period	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49
Number of accumulation units outstanding at end of period	470,454	491,852	522,484	631,247	554,433	628,758	546,080	492,195	1,200,900	142,764
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.54	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22	$10.25
Value at end of period	$14.75	$12.54	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	163,650	128,962	124,869	143,977	118,802	69,439	62,966	29,858
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.97	$9.18	$8.16	$6.31	$10.44	$10.69
Value at end of period	$10.19	$8.97	$9.18	$8.16	$6.31	$10.44
Number of accumulation units outstanding at end of period	854,309	885,779	890,639	925,793	917,951	989,041
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.73	$5.34	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59
Value at end of period	$5.05	$4.73	$5.34	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73
Number of accumulation units outstanding at end of period	1,012,915	1,134,019	1,005,789	1,051,242	875,161	1,227,470	1,025,967	1,101,730	1,274,404	1,703,628
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.60	$10.23	$8.88	$6.71	$9.74
Value at end of period	$11.99	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	900,385	926,856	960,063	932,710	874,548
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32	$10.15
Value at end of period	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	866,048	733,225	668,543	712,985	554,232	377,822	178,149
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08	$9.24
Value at end of period	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	45,933	33,010	25,177	19,341	22,550	13,923	160
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93
Value at end of period	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62
Number of accumulation units outstanding at end of period	79,894	72,715	89,425	98,159	84,262	66,258	50,616	53,097	92,648	104,198
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	829,415	1,019,343	961,606	811,140	569,771	288,484	255,630	65,896
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,424,433	1,463,499	1,423,354	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.63	$12.93	$10.73	$7.88	$13.50	$9.68
Value at end of period	$11.18	$11.63	$12.93	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	1,115,114	1,233,632	1,170,255	1,212,149	1,063,665	975,672

CFI 205

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GNMA INCOME FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11	$10.12
Value at end of period	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11
Number of accumulation units outstanding at end of period	29,369	24,279	21,879	16,626	9,391	6,705	3,304	6
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.72	$18.28	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08
Value at end of period	$17.01	$15.72	$18.28	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05
Number of accumulation units outstanding at end of period	425,020	474,212	612,102	662,227	596,197	677,430	905,679	975,622	1,163,385	1,368,664
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27
Value at end of period	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82
Number of accumulation units outstanding at end of period	2,784,865	3,122,470	3,499,681	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509	11,175,837
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85
Value at end of period	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29
Number of accumulation units outstanding at end of period	1,908,669	2,055,559	2,273,303	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763	4,324,534
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63
Value at end of period	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56
Number of accumulation units outstanding at end of period	1,038,875	1,145,391	1,254,091	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090	1,475,862
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17
Value at end of period	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37
Number of accumulation units outstanding at end of period	725,343	764,655	850,072	1,051,625	985,346	1,119,154	1,223,100	1,138,703	1,031,397	729,175
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85
Value at end of period	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63
Number of accumulation units outstanding at end of period	1,467,500	1,403,969	1,500,245	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064	2,524,137
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.97	$8.01	$7.50	$5.93	$9.40
Value at end of period	$8.19	$6.97	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	334,897	320,786	310,919	351,572	4,697
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00
Value at end of period	$13.43	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30
Number of accumulation units outstanding at end of period	372,971	416,555	508,605	669,777	587,996	580,800	463,297	425,158	2,256,853	1,757,394
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32
Value at end of period	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68
Number of accumulation units outstanding at end of period	433,718	469,212	502,699	617,334	626,096	1,286,423	1,327,634	1,379,961	1,224,023	660,398
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,067,923	2,112,686	2,253,033	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	259,812	279,345	342,284	399,045	314,225	302,905	266,046	192,987

CFI 206

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	168,724	159,498	189,757	219,825	206,597	231,591	195,945	63,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18
Value at end of period	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82
Number of accumulation units outstanding at end of period	343,882	296,234	295,719	303,115	296,735	390,468	296,418	233,128	157,368	52,794
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	93,630	51,309	52,307	34,156	33,115	26,743	17,726	2,084
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32	$10.31
Value at end of period	$12.07	$10.32
Number of accumulation units outstanding at end of period	1,568,932	1,277,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.55	$8.35	$7.06	$6.33	$9.15	$9.37
Value at end of period	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,408,810	3,715,931	2,461,577	3,001,481	2,802,649	3,096,950
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.77	$10.01	$8.42	$6.58	$10.23
Value at end of period	$10.92	$9.77	$10.01	$8.42	$6.58
Number of accumulation units outstanding at end of period	105,927	93,604	97,017	100,149	82,531
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.03	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97	$10.98
Value at end of period	$16.54	$15.03	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	159,637	178,986	194,258	258,077	243,050	353,871	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.94	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43	$10.06
Value at end of period	$20.12	$17.94	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	546,707	505,933	508,813	503,237	408,125	306,151	139,896	14,971
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94
Value at end of period	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39
Number of accumulation units outstanding at end of period	623,094	331,079	198,549	149,841	121,057	83,259	46,790	44,498	48,116	61,161
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71
Value at end of period	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69
Number of accumulation units outstanding at end of period	2,686,771	3,191,766	3,172,902	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249	2,350,678
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	3,711,808	3,801,021	4,165,115	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404

CFI 207

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	304,213	176,625	161,479	113,042	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73
Value at end of period	$16.49	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06
Number of accumulation units outstanding at end of period	2,585,278	2,472,812	2,382,643	1,618,248	904,321	696,590	622,698	505,323	396,237	415,622
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81	$9.50
Value at end of period	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	73,553	68,758	68,157	85,906	83,534	102,304	30,878
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59	$10.00
Value at end of period	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	230,657	198,670	195,117	137,395	60,170	70,355	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.11	$10.72	$9.16	$7.38	$11.11	$10.62	$10.05
Value at end of period	$11.13	$10.11	$10.72	$9.16	$7.38	$11.11	$10.62
Number of accumulation units outstanding at end of period	1,055,241	1,164,162	1,274,150	1,509,166	1,420,081	1,488,087	7,034
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.47	$14.02	$12.56	$10.70
Value at end of period	$16.40	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	58,318	33,613	31,564	20,615
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.17	$9.03	$8.13	$6.64	$9.82
Value at end of period	$10.49	$9.17	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	311,379	215,476	176,943	152,020	6,921
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.98	$13.03	$11.85	$10.06
Value at end of period	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	30,036	22,347	20,721	22,512
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.49	$16.00	$12.84	$11.41
Value at end of period	$17.71	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	44,677	44,248	39,442	27,968
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.90	$10.19	$8.22	$5.92	$10.34
Value at end of period	$11.47	$9.90	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	211,416	173,172	112,404	61,223	6,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39	$10.92	$8.72	$6.96	$10.05
Value at end of period	$11.93	$10.39	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	202,565	173,908	97,614	55,268	12,287

CFI 208

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00
Value at end of period	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86
Number of accumulation units outstanding at end of period	403,013	341,819	373,908	256,579	197,318	149,833	112,478	97,859	86,221	93,414
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67
Value at end of period	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96
Number of accumulation units outstanding at end of period	472,664	521,379	569,735	622,413	590,550	648,029	892,199	856,723	980,499	1,108,004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$12.73	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	358,404	337,461	332,862	243,064	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	578,458	486,409	424,397	420,890	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	631,358	486,904	432,013	407,307	282,299	143,180	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	415,159	355,767	332,260	280,819	165,753	113,691	66,361	4,412
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.84	$11.54	$10.26
Value at end of period	$12.40	$10.84	$11.54
Number of accumulation units outstanding at end of period	20,646	11,811	853
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.19	$9.51	$8.52	$6.93	$9.23
Value at end of period	$10.34	$9.19	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	11,655	5,869	3,097	2,058	1,119
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	56,830	83,052	75,701	76,015	64,790	32,055	8,772	671
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.86	$10.03	$9.11	$7.65	$9.43
Value at end of period	$10.93	$9.86	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	26,586	21,289	14,744	16,404	21,087
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18
Value at end of period	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83
Number of accumulation units outstanding at end of period	199,131	216,659	213,347	258,448	268,083	297,742	316,489	304,390	283,422	276,553
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70
Value at end of period	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41
Number of accumulation units outstanding at end of period	344,604	355,825	364,440	416,480	412,934	486,642	596,800	569,316	540,416	514,284

CFI 209

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17
Value at end of period	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39
Number of accumulation units outstanding at end of period	218,397	193,617	230,541	216,269	243,241	284,307	534,641	305,631	263,767	256,283
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	4,947,953	4,342,117	4,003,047	3,840,472	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	2,029,088	2,071,324	2,220,215	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95	$10.91
Value at end of period	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	420,961	393,593	407,836	435,884	311,881	299,385	274,172	190,861	1,217,762	15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62
Value at end of period	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65
Number of accumulation units outstanding at end of period	754,643	731,264	750,958	918,354	877,473	941,944	1,002,606	1,030,019	1,814,593	1,232,989
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	94,290	101,944	103,601	122,393	118,675	121,844	81,656	20,562
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.74	$8.88	$8.24	$6.30	$10.20
Value at end of period	$9.11	$7.74	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,345,055	1,000,279	1,081,566	1,174,934	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08	$10.21
Value at end of period	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	52,643	45,090	49,193	47,978	38,955	33,966	21,588
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.93	$11.24	$10.69	$10.20	$9.87
Value at end of period	$12.26	$11.93	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	82,672	79,019	69,523	76,709	50,549
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00	$12.52
Value at end of period	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	2,839	21,652	2,307	1,777	677	161	24
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.47	$10.85	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18
Value at end of period	$11.76	$10.47	$10.85	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89
Number of accumulation units outstanding at end of period	223,758	254,155	367,436	422,603	457,400	562,838	839,608	841,153	924,555	1,074,705

CFI 210

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52	$12.30
Value at end of period	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52
Number of accumulation units outstanding at end of period	34,235	35,891	31,605	26,404	902	205	79	18
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34
Value at end of period	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81
Number of accumulation units outstanding at end of period	389,166	426,367	437,016	473,052	481,591	544,774	590,773	443,508	632,275	932,379
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$35.99
Number of accumulation units outstanding at end of period	42,950
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94
Value at end of period	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39
Number of accumulation units outstanding at end of period	173	174	194	227	838	908	1,226	1,191	1,730,560	2,462,110
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08
Value at end of period	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15
Number of accumulation units outstanding at end of period	9	9	9	9	603	651	362	330	2,758,953	3,676,655
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08
Value at end of period	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94
Number of accumulation units outstanding at end of period	184	187	179	169	497	548	513	481	591,158	835,934
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68	$15.15	$11.62
Value at end of period	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68	$15.15
Number of accumulation units outstanding at end of period	6	6	10	10	326	750	741	732	989,903	1,265,823
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51
Value at end of period	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58
Number of accumulation units outstanding at end of period	251	252	253	253	896	1,178	724	697	2,030,795	3,013,889
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.28	$8.88	$7.29	$5.33	$8.75	$10.24
Value at end of period	$8.65	$8.28	$8.88	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	23,071	26,095	17,702	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.99	$11.93	$10.34	$9.13
Value at end of period	$13.12	$11.99	$11.93	$10.34
Number of accumulation units outstanding at end of period	0	0	117	117
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.94	$11.26	$9.11	$7.16	$9.38
Value at end of period	$12.57	$10.94	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	246,982	168,310	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35
Value at end of period	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32
Number of accumulation units outstanding at end of period	680,199	732,383	773,241	982,771	999,731	1,219,708	1,192,809	1,210,233	2,256,746	476,178

CFI 211

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71	$9.71
Value at end of period	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	220,912	396,971	115,669	71,252	48,301	37,013	7,870
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	571,847	555,729	608,795	592,610	562,865	414,798	330,652	260,861	117,405
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	724,489	674,108	646,096	624,578	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.79	$24.00	$20.90	$15.10	$25.50	$24.23	$20.80	$18.37	$15.57	$11.00
Value at end of period	$26.16	$21.79	$24.00	$20.90	$15.10	$15.50	$24.23	$20.80	$18.37	$15.57
Number of accumulation units outstanding at end of period	1,082	1,066	1,088	1,065	1,793	2,848	2,468	2,524	2,817,189	2,194,786
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24	$13.23	$11.32
Value at end of period	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24	$13.23
Number of accumulation units outstanding at end of period	365	380	369	354	354	332	198	1,921	277,954	254,653
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	105,758	110,929	142,712	135,726	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51	$9.26
Value at end of period	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	964,186	1,042,876	1,136,584	1,221,039	1,039,841	1,112,254	1,100,688	806,137	336,606	1,383
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	3,238,654	2,993,747	2,801,042	2,286,826	1,714,640	866,018	772,132	765,440	390,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.94	$10.47	$9.12	$5.28	$12.75	$10.24
Value at end of period	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	326,873	339,871	416,859	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	768,698	688,529	604,740	631,049	589,305	618,846	468,954	270,642	171,706
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$10.27	$8.30	$5.46	$10.17
Value at end of period	$10.52	$8.71	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	148,835	125,207	155,561	85,579	36,361

CFI 212

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	2,596,041	2,540,197	2,427,527	2,191,368	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.09	$10.52	$9.91	$8.71	$9.97
Value at end of period	$11.63	$11.09	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	175,552	145,915	167,025	126,048	40,459
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,142,962	3,449,060	3,884,153	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.75	$9.81
Value at end of period	$7.61	$8.75
Number of accumulation units outstanding at end of period	268,859	110,537
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.76	$10.37	$8.38	$5.65	$10.50	$10.12
Value at end of period	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	522,365	458,604	437,431	338,140	237,477	309,588
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	861,491	928,404	1,033,204	932,387	736,136	865,789	429,155	181,406	68,515
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	870,892	866,682	682,583	612,093	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	922,859	935,569	961,182	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846	649,315
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	470,296	509,276	559,217	607,006	555,936	687,600	652,957	527,542	322,471

CFI 213

Condensed Financial Information (continued)

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.19	$14.06	$12.97	$11.22
Value at end of period	$14.99	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	314	232	276	276
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.70	$11.02	$9.61	$8.61
Value at end of period	$11.78	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	3,078	1,670	1,777	217
AMANA INCOME FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.08	$10.99	$10.17
Value at end of period	$12.03	$11.08	$10.99
Number of accumulation units outstanding at end of period	1,448	64	50
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.50	$11.18	$10.71	$10.14
Value at end of period	$13.20	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	12,069	16,980	7,231	1,792
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.14	$11.72
Value at end of period	$12.07	$10.14
Number of accumulation units outstanding at end of period	1,937	1,821
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.65	$8.34	$7.95	$5.75	$9.02
Value at end of period	$9.49	$7.65	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	3,092	2,254	931	779	166
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.85	$12.00
Value at end of period	$12.50	$10.85
Number of accumulation units outstanding at end of period	85	85
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.43	$15.69	$12.61	$12.15
Value at end of period	$17.29	$15.43	$15.69	$12.61
Number of accumulation units outstanding at end of period	2,453	2,630	87	7
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72
Value at end of period	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02
Number of accumulation units outstanding at end of period	2,465	3,895	8,228	9,009	12,996	28,402	41,874	41,601	39,361	31,600
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$9.37
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	1,602

CFI 214

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.42	$8.96	$7.79	$6.18	$8.87
Value at end of period	$9.57	$8.42	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	674	755	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.18	$9.69	$7.97	$7.88
Value at end of period	$10.58	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	277	247	141	23
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	29,185	31,577	44,836	56,875	66,850	146,947	93,961	37,430	11,698
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71
Value at end of period	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97
Number of accumulation units outstanding at end of period	117,965	129,622	158,889	166,720	219,261	341,656	396,001	381,525	338,622	219,719
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21
Value at end of period	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04
Number of accumulation units outstanding at end of period	55,572	65,859	82,239	85,701	125,299	262,429	258,167	239,650	229,307	156,688
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79
Value at end of period	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50
Number of accumulation units outstanding at end of period	47,220	59,919	57,947	60,361	104,016	302,333	367,212	358,147	395,236	284,568
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13
Value at end of period	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95
Number of accumulation units outstanding at end of period	10,569	10,679	10,158	10,238	13,669	20,550	32,815	25,154	29,916	23,146
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25
Value at end of period	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09
Number of accumulation units outstanding at end of period	20,223	23,094	29,350	31,209	27,827	48,377	51,034	42,784	34,478	9,265
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.82	$9.09	$8.06	$6.11	$9.89
Value at end of period	$10.22	$8.82	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	9,648	8,822	9,318	6,917	2,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09
Value at end of period	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85
Number of accumulation units outstanding at end of period	2,521	2,010	1,482	4,583	4,519	5,293	4,995	5,591	7,978	2,931
ING BALANCED PORTFOLIO
Value at beginning of period	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22
Value at end of period	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73
Number of accumulation units outstanding at end of period	35,533	47,137	49,614	55,247	77,643	154,720	198,120	202,065	219,420	167,845
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70
Value at end of period	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49
Number of accumulation units outstanding at end of period	16,779	18,321	19,247	19,260	15,894	41,192	42,830	35,621	12,764	2,375

CFI 215

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.50	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22	$10.22
Value at end of period	$14.69	$12.50	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	3,617	3,868	5,975	5,786	4,621	2,283	3,511	2,146
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.95	$9.16	$8.15	$6.31	$10.44	$10.68
Value at end of period	$10.16	$8.95	$9.16	$8.15	$6.31	$10.44
Number of accumulation units outstanding at end of period	74,964	81,775	82,634	83,443	114,357	145,002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.70	$5.31	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58
Value at end of period	$5.02	$4.70	$5.31	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72
Number of accumulation units outstanding at end of period	51,865	21,712	20,592	26,792	41,758	105,686	95,516	101,298	95,759	52,893
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.59	$10.21	$8.87	$6.70	$9.74
Value at end of period	$11.96	$9.59	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	8,858	7,059	11,839	12,092	25,587
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31	$10.05
Value at end of period	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	7,846	9,557	7,782	6,343	14,404	14,211	7,462
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08	$9.32
Value at end of period	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,455	1,435	1,244	723	1,187	498	17
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92
Value at end of period	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60
Number of accumulation units outstanding at end of period	3,928	3,801	4,863	3,999	4,827	6,105	6,471	3,035	5,109	3,118
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	4,738	4,480	5,011	4,781	5,658	6,958	9,777	1,599
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	59,384	68,854	71,831	84,120	98,319	131,023	132,596	153,988
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.60	$12.90	$10.72	$7.88	$13.49	$9.68
Value at end of period	$11.15	$11.60	$12.90	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	42,378	54,735	49,086	37,878	50,498	55,334
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.60	$18.14	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04
Value at end of period	$16.87	$15.60	$18.14	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00
Number of accumulation units outstanding at end of period	24,036	25,114	27,365	29,364	33,324	47,388	56,833	71,052	83,153	60,766

CFI 216

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24
Value at end of period	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77
Number of accumulation units outstanding at end of period	154,451	192,712	192,443	169,608	209,441	385,266	519,176	563,988	637,201	440,193
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80
Value at end of period	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23
Number of accumulation units outstanding at end of period	27,958	38,262	46,241	58,601	79,403	232,046	254,587	271,230	278,889	239,183
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60
Value at end of period	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51
Number of accumulation units outstanding at end of period	33,215	39,895	48,390	49,215	62,920	194,039	229,461	224,909	197,866	131,116
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15
Value at end of period	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33
Number of accumulation units outstanding at end of period	9,395	11,802	19,040	19,004	29,022	68,751	79,276	73,087	63,034	36,243
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80
Value at end of period	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57
Number of accumulation units outstanding at end of period	38,400	41,709	45,748	51,392	73,671	322,339	300,213	281,338	259,920	191,372
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.95	$8.00	$7.50	$5.92	$7.64
Value at end of period	$8.17	$6.95	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	1,759	2,253	7,413	7,245	807
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00
Value at end of period	$13.35	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28
Number of accumulation units outstanding at end of period	7,352	8,522	9,064	15,162	5,842	32,958	33,438	29,828	25,396	3,821
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32
Value at end of period	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67
Number of accumulation units outstanding at end of period	13,571	13,742	15,854	17,850	22,049	52,780	63,369	60,219	42,392	9,136
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	203,010	224,470	232,319	253,893	357,527	476,550	587,280	471,249
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	8,245	7,647	6,786	5,996	8,015	5,725	2,247	1,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	6,613	7,372	8,374	9,500	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18
Value at end of period	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81
Number of accumulation units outstanding at end of period	3,480	3,655	3,890	3,986	6,470	18,425	27,636	21,150	15,658	2,817

CFI 217

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	2,395	1,890	1,527	1,235	1,142	1,534	1,318	198
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32	$10.31
Value at end of period	$12.06	$10.32
Number of accumulation units outstanding at end of period	75,310	83,791
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.53	$8.33	$7.05	$6.32	$9.14	$9.37
Value at end of period	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	86,005	97,384	41,425	52,339	84,222	163,905
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.75	$10.00	$8.41	$6.57	$10.23
Value at end of period	$10.90	$9.75	$10.00	$8.41	$6.57
Number of accumulation units outstanding at end of period	3,539	2,284	1,470	1,779	1,310
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.96	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97	$11.07
Value at end of period	$16.46	$14.96	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	8,926	10,267	10,243	15,825	17,227	21,492	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$17.88	$16.99	$15.10	$11.49	$18.64	$14.79	$11.85
Value at end of period	$20.05	$17.88	$16.99	$15.10	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	12,356	11,311	10,446	9,462	8,718	12,130	7,134
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94
Value at end of period	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38
Number of accumulation units outstanding at end of period	2,109	1,799	1,740	1,172	1,265	2,864	2,245	2,996	6,324	2,910
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67
Value at end of period	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65
Number of accumulation units outstanding at end of period	76,228	93,125	115,872	169,067	208,197	264,297	275,899	258,944	265,396	217,302
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	206,152	221,997	234,758	264,766	361,586	739,834	908,574	737,045
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	9,331	6,119	5,596	6,523	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73
Value at end of period	$16.41	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05
Number of accumulation units outstanding at end of period	44,620	38,490	45,774	59,175	50,215	120,414	127,859	107,135	76,587	25,166

CFI 218

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81	$9.38
Value at end of period	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	2,994	2,851	5,924	8,751	8,998	18,320	2,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59	$10.17
Value at end of period	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	2,022	2,766	1,148	2,847	3,631	3,457	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.08	$10.70	$9.15	$7.37	$11.10	$10.61	$9.60
Value at end of period	$11.09	$10.08	$10.70	$9.15	$7.37	$11.10	$10.61
Number of accumulation units outstanding at end of period	25,036	27,192	28,407	30,326	30,014	45,674	584
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.45	$14.01	$12.55	$10.70
Value at end of period	$16.37	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	83	25	407	329
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.15	$9.02	$8.12	$6.65
Value at end of period	$10.47	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	1,179	795	866	946
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.96	$13.02	$11.84	$10.06
Value at end of period	$14.87	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	933	884	1,881	1,494
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.47	$15.98	$12.84	$11.41
Value at end of period	$17.68	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	644	571	277	211
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.88	$10.18	$8.21	$5.92	$6.64
Value at end of period	$11.44	$9.88	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	362	116	36	22	423
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.37	$10.90	$8.72	$5.04
Value at end of period	$11.90	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	1,713	597	367	114
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00
Value at end of period	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85
Number of accumulation units outstanding at end of period	2,511	3,081	2,661	2,897	6,248	5,796	8,082	6,678	6,479	6,115
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62
Value at end of period	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89
Number of accumulation units outstanding at end of period	20,342	23,309	24,031	27,363	30,424	84,076	102,125	98,166	95,884	56,457

CFI 219

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72	$10.85
Value at end of period	$12.68	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	1,362	3,613	72,034	74,874	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	17,753	17,026	50,508	39,984	49,902	63,914	17,886	524
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	6,963	2,930	35,849	34,201	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	3,457	3,599	14,378	11,904	15,801	42,982	15,839	1,685
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.83	$11.54	$10.93
Value at end of period	$12.38	$10.83	$11.54
Number of accumulation units outstanding at end of period	92	92	23
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.17	$9.50	$8.52	$6.92	$7.19
Value at end of period	$10.32	$9.17	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	0	0	0	0	26
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	17,414	17,275	22,392	20,186	8,686	14,214	1,817	1,501
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.84	$10.02	$9.10	$7.71
Value at end of period	$10.91	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	990	326	288	192
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13
Value at end of period	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77
Number of accumulation units outstanding at end of period	21,429	20,598	17,770	19,680	18,748	37,313	40,538	55,214	52,554	38,277
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66
Value at end of period	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35
Number of accumulation units outstanding at end of period	37,538	38,434	61,003	61,867	75,845	172,070	163,468	149,811	137,115	92,838
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13
Value at end of period	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34
Number of accumulation units outstanding at end of period	29,158	30,669	35,683	41,240	62,347	341,655	352,445	375,249	381,483	78,984

CFI 220

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	30,133	31,408	64,208	58,446	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	101,145	111,951	122,606	134,669	203,872	325,463	398,751	332,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94	$12.23
Value at end of period	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	7,951	7,272	9,032	9,467	11,747	15,002	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57
Value at end of period	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58
Number of accumulation units outstanding at end of period	34,529	42,262	42,295	42,046	68,508	111,470	130,094	131,087	141,510	121,622
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	621	429	950	1,070	4,566	7,821	4,783	207
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.72	$8.87	$8.23	$6.29	$10.20
Value at end of period	$9.08	$7.72	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	33,761	30,950	35,558	39,786	54,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.72	$9.35	$8.77	$6.70	$11.22	$11.23
Value at end of period	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	0	0	202	697	3,165	1,254
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.91	$11.22	$10.69	$10.20	$9.94
Value at end of period	$12.24	$11.91	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	9,078	10,091	6,745	1,346	537
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.38	$10.77	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16
Value at end of period	$11.66	$10.38	$10.77	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85
Number of accumulation units outstanding at end of period	13,469	17,483	17,404	18,783	24,798	58,203	63,927	89,808	84,091	56,376
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.69	$13.67	$12.28	$10.46
Value at end of period	$13.86	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	0	0	35	0
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33
Value at end of period	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79
Number of accumulation units outstanding at end of period	46,367	52,221	59,066	64,029	86,234	115,519	127,347	91,074	106,782	73,242

CFI 221

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.98
Number of accumulation units outstanding at end of period	6,887
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.29	$18.45	$18.38
Value at end of period	$20.28	$17.29	$18.45
Number of accumulation units outstanding at end of period	4	2	1
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.26	$8.87	$7.28	$5.32	$8.75	$9.68
Value at end of period	$8.62	$8.26	$8.87	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	643	144	274	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.95	$11.89	$10.31	$8.01	$12.10	$12.09
Value at end of period	$13.07	$11.95	$11.89	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	0	0	21,102	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.92	$11.24	$9.11	$7.16	$10.14
Value at end of period	$12.55	$10.92	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	1,550	364	319	234	180
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35
Value at end of period	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30
Number of accumulation units outstanding at end of period	17,979	20,886	20,198	22,904	40,910	68,025	90,240	83,539	58,607	20,087
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71	$9.46
Value at end of period	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	4,354	3,915	3,964	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	8,695	8,169	7,033	6,287	12,246	14,536	16,952	12,778	6,475
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	9,030	10,146	13,304	13,796	25,177	28,076	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,538	3,654	3,842	3,874	3,696	2,541	3,802	107

CFI 222

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	14,662	13,970	16,401	23,714	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	50,145	45,457	36,159	26,578	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.92	$10.45	$9.11	$5.27	$12.75	$10.67
Value at end of period	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	12,179	10,932	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	7,405	7,550	9,675	13,212	23,034	29,781	14,703	10,596	7,083
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.69	$10.26	$8.29	$5.46	$5.98
Value at end of period	$10.50	$8.69	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	809	1,386	2,756	1,720	214
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	37,556	44,896	44,246	51,997	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.07	$10.51	$9.90	$8.71	$9.69
Value at end of period	$11.60	$11.07	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	8,076	7,792	5,280	2,769	375
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	62,393	66,294	99,181	96,562	125,546	283,624	244,820	184,670	66,318
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.74	$10.78
Value at end of period	$7.61	$8.74
Number of accumulation units outstanding at end of period	7,120	1,260
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.74	$10.35	$8.37	$5.65	$10.49	$10.82
Value at end of period	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	13,437	11,163	6,993	2,462	6,419	5,225
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	12,537	12,363	11,998	12,367	18,916	70,844	31,002	22,351	12,680

CFI 223

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	907	1,976	1,836	1,393	4,084	6,367	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	22,536	24,253	28,740	26,706	41,857	63,508	76,720	68,544	27,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	13,308	13,241	15,912	19,065	34,945	37,092	45,659	31,828	12,774

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.17	$14.05	$12.97	$11.33
Value at end of period	$14.97	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	424	669	914	298
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.68	$11.01	$9.60	$8.24
Value at end of period	$11.75	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	10,623	13,561	4,654	766
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.06	$10.97	$9.89	$8.69
Value at end of period	$12.00	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	25,259	22,337	22,453	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$31.16	$30.67	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67
Value at end of period	$35.23	$31.16	$30.67	$29.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	625	1,554	1,520	2,145	2,251
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.48	$11.17	$10.71	$10.22
Value at end of period	$13.17	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	37,516	13,100	9,474	6,424
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.13	$11.55	$10.96
Value at end of period	$12.05	$10.13	$11.55
Number of accumulation units outstanding at end of period	4,776	2,226	1,808

CFI 224

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.63	$8.32	$7.94	$5.75	$10.43
Value at end of period	$9.46	$7.63	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	3,572	1,717	653	638	334
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.84	$11.72	$9.90
Value at end of period	$12.48	$10.84	$11.72
Number of accumulation units outstanding at end of period	4,991	2,133	1,921
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.41	$15.67	$12.61	$11.09
Value at end of period	$17.25	$15.41	$15.67	$12.61
Number of accumulation units outstanding at end of period	3,382	3,469	2,378	11
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68
Value at end of period	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96
Number of accumulation units outstanding at end of period	34,164	34,831	39,976	39,584	34,686	43,564	35,815	26,627	41,804	40,704
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.47	$10.06
Value at end of period	$10.83	$9.47
Number of accumulation units outstanding at end of period	149	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.40	$8.95	$7.78	$6.18	$8.96
Value at end of period	$9.55	$8.40	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	7,419	6,051	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.16	$9.68	$7.96	$6.09	$9.88
Value at end of period	$10.56	$9.16	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	2,607	1,943	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	77,431	68,024	89,024	86,617	66,318	42,812	37,909	17,827	26,520
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66
Value at end of period	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90
Number of accumulation units outstanding at end of period	220,953	234,868	262,460	251,312	238,470	238,540	237,295	228,606	198,818	110,439
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17
Value at end of period	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97
Number of accumulation units outstanding at end of period	122,349	133,268	149,411	146,696	142,173	128,485	137,310	147,293	191,321	132,197
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75
Value at end of period	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44
Number of accumulation units outstanding at end of period	151,708	167,341	202,496	204,620	200,469	207,267	184,024	220,215	252,037	154,335
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10
Value at end of period	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90
Number of accumulation units outstanding at end of period	23,159	25,312	26,977	26,517	23,844	28,094	26,422	29,078	27,192	11,515

CFI 225

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24
Value at end of period	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08
Number of accumulation units outstanding at end of period	31,445	33,412	30,841	27,950	18,329	19,117	14,898	29,405	24,914	10,330
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80	$9.08	$8.05	$6.10	$9.14
Value at end of period	$10.20	$8.80	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	36,185	32,043	21,816	18,090	1,660
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09
Value at end of period	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84
Number of accumulation units outstanding at end of period	8,755	8,106	16,600	7,589	7,799	6,331	10,730	10,290	8,794	1,689
ING BALANCED PORTFOLIO
Value at beginning of period	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17
Value at end of period	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66
Number of accumulation units outstanding at end of period	87,691	109,209	176,960	188,955	184,495	177,825	210,713	236,692	266,424	99,803
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69
Value at end of period	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48
Number of accumulation units outstanding at end of period	27,526	32,429	32,635	30,478	26,314	14,424	14,490	8,984	15,392	3,277
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.46	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22	$10.92
Value at end of period	$14.63	$12.46	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	10,720	9,173	8,663	10,283	6,501	3,822	2,067	21
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.92	$9.14	$8.14	$6.30	$10.43	$10.68
Value at end of period	$10.13	$8.92	$9.14	$8.14	$6.30	$10.43
Number of accumulation units outstanding at end of period	102,857	107,498	133,173	121,001	119,374	125,026
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.68	$5.28	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58
Value at end of period	$4.99	$4.68	$5.28	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71
Number of accumulation units outstanding at end of period	44,228	51,353	79,444	69,987	62,764	53,131	43,128	51,987	52,631	47,125
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.57	$10.20	$8.87	$6.70	$9.74
Value at end of period	$11.94	$9.57	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	26,267	24,578	25,993	21,833	22,328
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31	$10.10
Value at end of period	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	19,865	16,742	22,323	18,035	14,366	10,628	15,094
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07	$9.83
Value at end of period	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	3,498	4,946	3,794	323	3,093	740	210
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92
Value at end of period	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58
Number of accumulation units outstanding at end of period	7,887	6,766	8,957	7,227	4,430	3,678	2,661	3,280	4,387	1,487

CFI 226

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	10,151	10,018	20,955	18,853	12,895	11,353	8,095	562
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	87.611	91,393	123,769	116,248	110,698	106,418	108,134	138,695
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.57	$12.87	$10.70	$7.87	$13.48	$9.68
Value at end of period	$11.12	$11.57	$12.87	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	63,329	64,177	70,572	79,614	75,024	86,299
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.48	$18.01	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01
Value at end of period	$16.73	$15.48	$18.01	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94
Number of accumulation units outstanding at end of period	37,288	38,844	35,373	43,802	39,512	39,555	40,272	57,732	64,681	44,713
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21
Value at end of period	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73
Number of accumulation units outstanding at end of period	163,608	227,292	278,416	226,889	203,477	243,063	325,909	370,045	389,153	290,139
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76
Value at end of period	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17
Number of accumulation units outstanding at end of period	111,654	130,403	150,349	145,572	153,609	150,032	138,038	154,079	166,098	160,364
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57
Value at end of period	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46
Number of accumulation units outstanding at end of period	110,457	112,517	122,838	114,914	110,413	98,523	103,878	138,563	149,316	91,228
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13
Value at end of period	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30
Number of accumulation units outstanding at end of period	71,754	72,019	72,709	62,131	67,034	52,194	48,712	56,931	50,782	24,475
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75
Value at end of period	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51
Number of accumulation units outstanding at end of period	89,949	92,326	124,600	123,089	130,908	112,915	121,216	159,531	147,951	85,778
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.94	$7.99	$7.49	$5.92	$5.19
Value at end of period	$8.15	$6.94	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	30,957	23,367	26,156	23,002	6
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99
Value at end of period	$13.28	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27
Number of accumulation units outstanding at end of period	20,961	25,917	22,912	18,533	16,271	11,068	8,661	22,145	20,980	4,740
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32
Value at end of period	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66
Number of accumulation units outstanding at end of period	25,716	33,539	35,136	30,613	19,116	17,458	15,119	13,175	20,591	3,060

CFI 227

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	226,598	246,727	268,368	280,976	301,980	312,431	250,896	276,512
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	6,077	8,393	8,511	12,440	4,788	3,808	6,786	4,570
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	13,672	17,635	18,551	20,252	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18
Value at end of period	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80
Number of accumulation units outstanding at end of period	21,337	21,685	28,222	24,186	19,104	15,612	13,439	11,724	6,863	2,300
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04	$12.03
Value at end of period	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	8,280	2,634	4,131	3,672	2,627	2,792	2,373
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31	$10.31
Value at end of period	$12.05	$10.31
Number of accumulation units outstanding at end of period	103,767	97,382
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.50	$8.31	$7.04	$6.31	$9.14	$9.36
Value at end of period	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	162,710	165,336	132,041	121,469	117,145	86,932
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.74	$9.98	$8.40	$6.57	$10.23
Value at end of period	$10.87	$9.74	$9.98	$8.40	$6.57
Number of accumulation units outstanding at end of period	10,220	7,410	7,716	3,947	2,789
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.90	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96	$11.20
Value at end of period	$16.38	$14.90	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	27,799	46,745	50,746	60,274	53,153	63,686	59,560	89,822	61,818	82
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.82	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42	$10.06
Value at end of period	$19.97	$17.82	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	24,895	24,396	15,788	15,460	12,392	11,493	1,840	1,224
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93
Value at end of period	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37
Number of accumulation units outstanding at end of period	27,561	20,661	27,019	13,907	13,434	12,930	8,043	10,685	6,064	1,308
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62
Value at end of period	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60
Number of accumulation units outstanding at end of period	210,844	189,340	286,933	314,528	287,943	217,781	171,087	167,862	206,605	192,899

CFI 228

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	341,050	357,520	406,969	433,687	406,349	457,542	484,189	520,551
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	11,423	7,349	9,997	11,047	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Value at end of period	$16.32	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04
Number of accumulation units outstanding at end of period	87,071	76,827	108,917	85,706	43,629	30,548	34,960	93,171	79,788	16,759
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80	$10.57
Value at end of period	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	3,925	7,118	11,270	8,371	5,593	4,510	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59	$9.98
Value at end of period	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	13,962	10,056	5,401	9,254	581	5,032	1,034
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05	$10.67	$9.13	$7.36	$11.09	$10.61	$9.22
Value at end of period	$11.06	$10.05	$10.67	$9.13	$7.36	$11.09	$10.61
Number of accumulation units outstanding at end of period	41,542	44,213	58,009	46,953	33,073	48,004	154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.43	$14.00	$12.55	$10.70
Value at end of period	$16.34	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	14,552	14,588	8,149	6,304
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.14	$9.01	$8.12	$6.63	$7.16
Value at end of period	$10.44	$9.14	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	30,746	14,946	12,434	4,970	347
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.94	$13.01	$11.84	$10.06
Value at end of period	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	5,061	4,848	5,248	10,462
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.45	$15.97	$12.83	$11.41
Value at end of period	$17.65	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	5,727	6,579	2,560	1,542
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.86	$10.16	$8.20	$5.92	$6.76
Value at end of period	$11.42	$9.86	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	3,604	4,014	885	234	227

CFI 229

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.35	$10.89	$8.71	$6.96	$10.29
Value at end of period	$11.88	$10.35	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	5,605	5,463	2,520	7	629
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99
Value at end of period	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85
Number of accumulation units outstanding at end of period	11,044	10,401	15,112	7,626	7,518	11,295	9,466	10,366	4,124	1,863
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58
Value at end of period	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83
Number of accumulation units outstanding at end of period	25,246	27,295	34,081	37,414	38,814	35,119	36,971	44,759	52,216	46,693
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$12.63	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	67,166	58,880	46,859	41,741	20,302	13,247	5,347	4,440
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	205,984	175,053	159,749	100,655	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	158,886	149,369	107,280	85,420	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	148,867	126,006	132,619	86,835	55,700	15,364	4,650	68
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.82	$11.53	$9.62
Value at end of period	$12.37	$10.82	$11.53
Number of accumulation units outstanding at end of period	9,625	3,366	297
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.15	$9.49	$8.51	$6.92	$6.91
Value at end of period	$10.29	$9.15	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	2,225	2,352	120	9	6
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	18,604	18,147	11,792	5,371	6,427	4,346	351	6
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.83	$10.00	$9.10	$7.64	$8.02
Value at end of period	$10.88	$9.83	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	14,941	3,260	2,554	2,515	2,891

CFI 230

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09
Value at end of period	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71
Number of accumulation units outstanding at end of period	26,988	37,235	37,455	43,410	39,158	46,007	47,213	49,574	47,464	28,751
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63
Value at end of period	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30
Number of accumulation units outstanding at end of period	37,255	59,960	65,277	76,718	66,139	69,869	72,441	78,885	60,403	51,467
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09
Value at end of period	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28
Number of accumulation units outstanding at end of period	39,267	50,628	83,120	86,225	81,075	72,297	67,305	77,120	74,480	75,675
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	153,090	131,986	134,412	97,826	68,192	47,949	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	183,984	199,578	244,090	251,334	235,938	253,547	272,768	319,356
**ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94	$11.44
Value at end of period	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	42,825	53,577	58,463	57,570	44,338	34,317	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53
Value at end of period	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52
Number of accumulation units outstanding at end of period	65,203	56,364	86,344	76,518	69,702	59,841	62,741	88,139	103,951	63,306
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	6,423	5,460	11,178	13,858	11,952	8,885	5,301	360
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.71	$8.85	$8.22	$6.29	$10.20
Value at end of period	$9.06	$7.71	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	79,859	55,304	62,076	64,766	47,147
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07	$10.00
Value at end of period	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	4,192	4,998	3,320	2,822	1,855	2,432	669
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.88	$11.21	$10.68	$10.20	$9.78
Value at end of period	$12.21	$11.88	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	12,982	13,006	4,473	1,641	192
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$14.05
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	89

CFI 231

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.30	$10.69	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13
Value at end of period	$11.56	$10.30	$10.69	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82
Number of accumulation units outstanding at end of period	17,120	19,941	27,772	27,530	24,844	25,103	44,742	49,072	61,545	45,679
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.67	$13.66	$12.28	$10.55
Value at end of period	$13.83	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	597	1,395	467	286
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32
Value at end of period	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77
Number of accumulation units outstanding at end of period	52,379	52,107	76,128	75,123	63,605	53,729	68,774	58,391	58,398	35,062
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.96
Number of accumulation units outstanding at end of period	12,732
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.24	$8.85	$7.27	$5.32	$8.75	$10.17
Value at end of period	$8.60	$8.24	$8.85	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	1,676	614	504	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.90	$11.23	$9.10	$6.53
Value at end of period	$12.52	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	4,618	7,406	1,490	223
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34
Value at end of period	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29
Number of accumulation units outstanding at end of period	31,653	38,136	49,394	47,684	40,065	43,628	37,123	50,215	34,990	14,828
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70	$9.48
Value at end of period	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	7,127	5,966	7,922	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	25,053	17,859	19,713	23,033	17,613	17,622	10,098	10,377	7,461
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	15,766	17,564	20,377	21,939	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25	$15.49	$10.95
Value at end of period	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25	$15.49
Number of accumulation units outstanding at end of period	127	127	126	125	96	65	56	195	149,367	80,145
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	10,129	9,133	15,980	13,594	7,928	5,885	3,173	165

CFI 232

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	18,472	20,375	28,124	26,224	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	37,878	47,799	43,357	34,569	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.90	$10.43	$9.10	$5.27	$12.74	$10.68
Value at end of period	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	11,318	13,836	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	14,795	8,519	11,553	12,418	10,613	4,923	3,707	1,441	1,600
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.68	$10.24	$8.29	$5.53
Value at end of period	$10.47	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	14,906	13,379	11,284	6,047
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	50,799	44,116	51,025	44,154	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.05	$10.49	$9.89	$8.70	$9.70
Value at end of period	$11.57	$11.05	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	7,907	8,066	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	109,479	127,160	153,673	147,478	101,535	83,070	87,290	70,504	39,555
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.74	$10.65
Value at end of period	$7.60	$8.74
Number of accumulation units outstanding at end of period	12,397	5,804
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.72	$10.33	$8.36	$5.64	$10.49	$10.17
Value at end of period	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	8,517	7,932	9,021	5,579	3,048	858

CFI 233

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	22,443	22,873	25,888	23,549	17,632	12,156	8,700	5,489	1,444
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	18,581	19,229	28,103	20,138	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	86,855	74,781	86,377	87,674	74,633	55,425	53,142	48,482	42,278
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	20,331	20,115	20,927	19,957	20,995	21,884	15,413	10,452	7,952

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.15	$14.04	$12.96	$11.52
Value at end of period	$14.94	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	1,088	1,075	723	723
AMANA GROWTH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.67	$10.99	$9.59	$9.24
Value at end of period	$11.73	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	2,002	1,769	1,331	956
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.05	$10.96	$9.88	$8.92
Value at end of period	$11.97	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	4,052	3,379	3,567	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.47	$11.16	$10.70	$10.26
Value at end of period	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	16,526	18,747	6,588	7,196
ARIEL FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.12	$11.55	$9.77
Value at end of period	$12.04	$10.12	$11.55
Number of accumulation units outstanding at end of period	711	694	3,186

CFI 234

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.61	$8.31	$7.93	$5.74	$5.27
Value at end of period	$9.44	$7.61	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	8,520	2,106	1,648	3,878	6
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.83	$11.72	$10.67
Value at end of period	$12.46	$10.83	$11.72
Number of accumulation units outstanding at end of period	25	0	2,446
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.39	$15.95
Value at end of period	$17.22	$15.39
Number of accumulation units outstanding at end of period	2,115	32
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64
Value at end of period	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90
Number of accumulation units outstanding at end of period	12,949	11,338	10,334	11,115	11,283	12,869	13,334	13,393	14,502	9,193
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.87
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	3,735
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.38	$8.94	$7.77	$6.18	$8.11
Value at end of period	$9.53	$8.38	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	4,442	4,208	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.15	$9.67	$7.95	$6.08	$8.93
Value at end of period	$10.53	$9.15	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,619	2,066	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	92,383	99,025	109,782	136,704	128,681	85,744	60,846	15,322	1,516
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61
Value at end of period	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82
Number of accumulation units outstanding at end of period	262,014	274,820	315,602	372,022	419,213	472,873	516,840	307,647	237,826	83,150
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12
Value at end of period	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91
Number of accumulation units outstanding at end of period	90,368	98,463	120,131	140,149	132,451	149,387	169,167	97,136	110,055	41,132
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71
Value at end of period	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39
Number of accumulation units outstanding at end of period	76,374	89,325	92,734	107,057	137,894	140,267	144,958	90,463	105,129	64,097
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06
Value at end of period	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85
Number of accumulation units outstanding at end of period	7,468	8,821	11,352	14,863	17,837	22,320	27,614	17,245	26,653	12,473

CFI 235

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24
Value at end of period	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06
Number of accumulation units outstanding at end of period	28,292	28,377	34,898	38,808	49,190	51,720	53,377	15,286	10,292	3,163
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.79	$9.06	$8.04	$6.10	$10.19
Value at end of period	$10.18	$8.79	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	19,477	19,487	24,692	26,639	8,490
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09
Value at end of period	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83
Number of accumulation units outstanding at end of period	4,240	4,083	5,326	6,075	5,153	5,203	10,553	6,481	7,599	2,653
ING BALANCED PORTFOLIO
Value at beginning of period	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13
Value at end of period	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60
Number of accumulation units outstanding at end of period	196,779	198,845	219,984	268,446	274,079	344,529	397,173	150,929	156,016	75,376
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69
Value at end of period	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47
Number of accumulation units outstanding at end of period	32,483	33,084	38,797	43,569	47,093	45,358	50,549	20,706	16,631	2,542
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.42	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21	$10.79
Value at end of period	$14.58	$12.42	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	5,917	5,794	2,898	5,206	6,547	5,517	4,093	174
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.90	$9.12	$8.12	$6.29	$10.43	$10.68
Value at end of period	$10.10	$8.90	$9.12	$8.12	$6.29	$10.43
Number of accumulation units outstanding at end of period	49,969	46,136	49,258	56,474	59,675	67,131
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.65	$5.25	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58
Value at end of period	$4.96	$4.65	$5.25	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71
Number of accumulation units outstanding at end of period	21,340	21,954	29,215	41,916	42,020	38,566	39,142	15,143	26,215	22,386
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.56	$10.19	$8.86	$6.70	$9.74
Value at end of period	$11.91	$9.56	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	35,252	37,422	51,877	59,191	54,037
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31	$10.33
Value at end of period	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	20,139	17,146	22,553	22,483	23,845	22,025	17,213
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07	$9.46
Value at end of period	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	5,698	7,856	6,845	7,738	6,272	4,515	20
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91
Value at end of period	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56
Number of accumulation units outstanding at end of period	2,574	2,026	2,547	4,110	3,212	5,494	4,417	3,205	4,549	2,398

CFI 236

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	15,636	25,163	28,855	21,206	20,336	20,436	20,812	2,895
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	35,970	36,903	49,326	47,965	76,222	79,892	98,486	57,415
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.54	$12.85	$10.68	$7.86	$13.47	$9.68
Value at end of period	$11.08	$11.54	$12.85	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	92,726	96,368	97,385	118,022	101,898	71,519
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.36	$17.88	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97
Value at end of period	$16.59	$15.36	$17.88	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89
Number of accumulation units outstanding at end of period	14,069	15,091	16,641	22,822	32,102	40,249	50,052	27,649	32,796	32,812
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17
Value at end of period	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68
Number of accumulation units outstanding at end of period	454,739	499,693	539,591	603,771	700,974	780,871	895,372	258,276	307,389	268,968
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72
Value at end of period	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10
Number of accumulation units outstanding at end of period	143,894	150,031	159,467	195,772	205,126	262,914	312,930	244,135	259,832	65,867
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54
Value at end of period	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42
Number of accumulation units outstanding at end of period	91,276	96,922	108,249	132,715	152,651	172,106	180,401	116,592	89,723	27,867
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11
Value at end of period	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26
Number of accumulation units outstanding at end of period	46,081	51,154	58,585	81,074	92,831	111,071	127,955	90,740	70,348	18,738
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70
Value at end of period	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45
Number of accumulation units outstanding at end of period	84,220	95,720	121,805	146,012	158,912	160,354	176,238	62,041	65,146	64,925
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.93	$7.98	$7.48	$5.92	$10.01
Value at end of period	$8.13	$6.93	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	31,983	34,769	37,050	50,082	3,345
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99
Value at end of period	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26
Number of accumulation units outstanding at end of period	32,052	40,349	55,010	78,546	100,466	108,102	100,267	76,291	64,416	6,534
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31
Value at end of period	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66
Number of accumulation units outstanding at end of period	13,728	17,880	19,494	25,134	23,297	24,987	24,864	6,189	5,507	4,603

CFI 237

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	127,399	106,340	121,148	146,129	173,779	202,843	236,757	159,936
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	15,545	18,508	18,517	19,659	20,661	16,290	15,542	2,792
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	12,463	12,805	15,884	19,215	23,371	26,816	21,219	2,733
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17
Value at end of period	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79
Number of accumulation units outstanding at end of period	5,259	8,575	9,169	10,445	10,941	15,043	17,947	6,179	2,497	554
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	3,704	3,436	3,032	2,739	1,674	2,145	1,527	458
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31	$10.31
Value at end of period	$12.03	$10.31
Number of accumulation units outstanding at end of period	71,806	69,383
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	117,329	133,935	137,361	178,785	206,885	239,700
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.72	$9.97	$8.40	$6.57	$10.23
Value at end of period	$10.84	$9.72	$9.97	$8.40	$6.57
Number of accumulation units outstanding at end of period	4,596	6,656	9,503	9,317	8,081
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.84	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96	$11.37
Value at end of period	$16.30	$14.84	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	25,476	25,094	20,948	25,440	28,139	27,027	30,812	22,327	17,416	557
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.76	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42	$11.11
Value at end of period	$19.89	$17.76	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	19,768	21,700	21,894	27,683	32,852	22,458	15,471	130
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93
Value at end of period	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36
Number of accumulation units outstanding at end of period	11,039	10,829	6,689	7,884	6,487	2,446	5,707	208	857	1,552

CFI 238

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58
Value at end of period	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55
Number of accumulation units outstanding at end of period	105,952	128,666	125,613	169,795	201,803	189,178	185,984	61,014	103,759	102,165
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	253,995	257,763	300,492	348,809	368,464	440,703	503,672	360,152
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	9,506	8,502	7,145	4,559	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72
Value at end of period	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03
Number of accumulation units outstanding at end of period	43,285	44,639	46,834	55,341	54,300	38,904	33,800	24,313	25,945	12,016
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80	$9.86
Value at end of period	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	17,228	20,394	22,545	33,744	34,878	33,068	18,008
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58	$10.16
Value at end of period	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	5,804	1,694	1,227	2,331	858	549	64
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.02	$10.65	$9.11	$7.35	$11.08	$10.61	$10.61
Value at end of period	$11.02	$10.02	$10.65	$9.11	$7.35	$11.08	$10.61
Number of accumulation units outstanding at end of period	25,305	27,249	33,883	38,936	56,638	55,387	731
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.41	$13.99	$12.54	$10.70
Value at end of period	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	1,702	1,267	96	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.12	$8.99	$8.11	$6.63	$8.94
Value at end of period	$10.42	$9.12	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	12,216	14,574	9,491	8,501	1,375
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.93	$13.00	$11.84	$10.05
Value at end of period	$14.82	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	2,994	3,843	2,965	1,726
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.43	$15.96	$12.83	$11.40
Value at end of period	$17.62	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	5,821	6,393	8,606	5,761

CFI 239

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.84	$10.15	$8.20	$5.92	$9.34
Value at end of period	$11.39	$9.84	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	5,536	5,342	3,039	5,275	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.33	$10.87	$8.70	$6.95	$10.32
Value at end of period	$11.85	$10.33	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	2,358	1,150	529	574	1,944
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99
Value at end of period	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84
Number of accumulation units outstanding at end of period	14,332	12,436	10,166	9,166	6,824	5,023	3,720	2,150	1,800	891
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54
Value at end of period	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76
Number of accumulation units outstanding at end of period	38,603	45,379	44,898	50,706	58,496	62,006	74,969	76,125	87,891	16,987
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	29,745	34,877	46,517	80,898	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	54,189	57,495	64,088	100,241	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	61,812	65,899	65,999	81,376	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	36,531	31,149	38,066	36,848	25,773	14,280	5,417	350
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.81	$11.72
Value at end of period	$12.35	$10.81
Number of accumulation units outstanding at end of period	863	231
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.98
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	61
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.68	$11.77	$10.87	$9.38	$11.38	$11.11
Value at end of period	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	20	5	65	3,196	5	1,333

CFI 240

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.81	$9.99	$9.09	$7.46
Value at end of period	$10.86	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	486	219	175	126
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05
Value at end of period	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66
Number of accumulation units outstanding at end of period	21,690	20,625	22,240	26,909	39,251	42,056	42,794	28,310	32,084	8,613
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59
Value at end of period	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24
Number of accumulation units outstanding at end of period	46,658	48,132	53,867	68,921	79,897	79,014	88,680	78,752	77,380	22,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05
Value at end of period	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23
Number of accumulation units outstanding at end of period	40,863	45,610	59,500	78,726	86,697	88,914	95,783	91,280	98,752	17,206
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	158,166	150,227	154,831	142,638	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	142,654	140,452	153,317	176,871	185,791	220,002	272,350	183,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	20,758	22,183	27,945	35,342	35,274	37,594	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48
Value at end of period	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45
Number of accumulation units outstanding at end of period	59,756	57,193	65,975	73,187	63,752	69,959	81,985	55,822	63,612	23,142
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	4,608	7,376	7,419	8,716	7,371	5,990	2,889	1,214
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	58,373	36,943	46,788	57,156	64,548
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07	$10.81
Value at end of period	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	1,251	1,150	602	686	636	1,389	2,935
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.86	$11.19	$10.67	$10.19	$9.90
Value at end of period	$12.18	$11.86	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	9,868	13,009	10,490	3,048	4,568

CFI 241

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.22	$10.61	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11
Value at end of period	$11.47	$10.22	$10.61	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78
Number of accumulation units outstanding at end of period	36,873	38,480	50,722	57,434	84,565	87,458	105,153	61,862	68,289	52,502
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$13.65	$12.27	$11.74
Value at end of period	$13.81	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	50	50	2,008	40
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30
Value at end of period	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75
Number of accumulation units outstanding at end of period	26,602	27,418	30,365	37,091	39,838	47,594	62,589	24,077	36,127	35,070
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.95
Number of accumulation units outstanding at end of period	4,068
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75
Value at end of period	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14
Number of accumulation units outstanding at end of period	64	58	50	42	33	23	15	7	99,265	52,946
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99
Value at end of period	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	12	289	12	161,764	96,156
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92
Value at end of period	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75
Number of accumulation units outstanding at end of period	0	11	11	11	10	22	513	413	22,339	20,156
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37
Value at end of period	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39
Number of accumulation units outstanding at end of period	103	91	78	63	46	35	158	13	165,204	99,792
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.22	$8.84	$7.26	$5.31	$8.25
Value at end of period	$8.57	$8.22	$8.84	$7.26	$5.31
Number of accumulation units outstanding at end of period	192	39	30	119	134
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.88	$11.21	$9.09	$7.16	$9.61
Value at end of period	$12.49	$10.88	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	4,468	4,895	4,346	4,679	1,710
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33
Value at end of period	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28
Number of accumulation units outstanding at end of period	33,973	32,890	36,984	47,914	53,990	64,002	76,390	18,052	23,810	16,651
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.26	$10.70	$8.83	$6.86	$11.35	$10.69
Value at end of period	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	4,854	4,487	3,783	3,637	1,736	340

CFI 242

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	12,312	14,209	17,976	19,204	19,817	22,209	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	33,298	33,151	37,535	42,528	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44	$10.92
Value at end of period	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44
Number of accumulation units outstanding at end of period	52	349	359	373	319	307	336	66	83,303	33,406
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	2,399	3,618	3,692	3,606	5,762	7,126	7,787	998
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	27,189	28,289	33,814	36,075	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	71,972	60,243	59,036	46,515	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.88	$10.41	$9.09	$5.26	$12.74	$10.67
Value at end of period	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	11,312	13,253	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	10,629	11,298	14,218	17,456	18,956	26,903	18,323	2,134	2,409
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.66	$10.23	$8.28	$5.45	$9.38
Value at end of period	$10.45	$8.66	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	2,408	1,855	5,575	6,229	1,648
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	68,596	67,553	71,487	89,902	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.03	$10.48	$9.88	$8.70	$9.67
Value at end of period	$11.55	$11.03	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	7,920	8,866	6,708	5,716	3,461

CFI 243

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	154,558	178,664	205,347	247,547	238,743	156,979	154,499	32,998	9,197
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.74	$10.92
Value at end of period	$7.60	$8.74
Number of accumulation units outstanding at end of period	5,006	1,517
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.70	$10.31	$8.35	$5.64	$10.49	$10.53
Value at end of period	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	26,469	25,330	18,723	11,102	7,872	4,389
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	26,435	30,529	39,157	36,490	38,325	36,933	36,890	2,968	1,239
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	9,829	11,033	9,952	10,952	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	39,239	43,088	49,817	60,162	60,153	62,681	73,234	20,787	8,984
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	32,602	33,566	42,598	39,610	46,123	41,654	47,470	7,980	2,724

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.14	$13.48
Value at end of period	$14.91	$13.14
Number of accumulation units outstanding at end of period	184	14
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.65	$10.98	$9.59	$8.46
Value at end of period	$11.70	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	8,074	7,014	10,857	3,738

CFI 244

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.03	$10.95	$9.87	$8.94
Value at end of period	$11.95	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	3,115	1,773	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.45	$11.15	$10.70	$10.28
Value at end of period	$13.12	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	6,101	1,741	4,274	3,791
ARIEL FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.18
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	19
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.60	$8.29	$7.92	$5.74	$5.71
Value at end of period	$9.41	$7.60	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	1,018	3,035	4	285	470
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.82	$12.48
Value at end of period	$12.45	$10.82
Number of accumulation units outstanding at end of period	1,930	766
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.37	$15.65	$12.60	$11.91
Value at end of period	$17.19	$15.37	$15.65	$12.60
Number of accumulation units outstanding at end of period	935	627	0	77
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59
Value at end of period	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85
Number of accumulation units outstanding at end of period	9,475	7,707	6,421	5,411	6,665	5,606	16,044	17,247	11,929	12,575
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.46	$9.27
Value at end of period	$10.82	$9.46
Number of accumulation units outstanding at end of period	0	266
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.37	$8.93	$7.77	$5.99
Value at end of period	$9.51	$8.37	$8.93	$7.77
Number of accumulation units outstanding at end of period	2,169	1,830	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.13	$9.65	$7.95	$6.08	$7.07
Value at end of period	$10.51	$9.13	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	43	7,981	7,153	28	1,086
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	30,154	23,078	28,714	23,499	9,980	12,276	8,646	4,357	214

CFI 245

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56
Value at end of period	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75
Number of accumulation units outstanding at end of period	45,737	51,767	53,378	80,196	53,125	63,422	73,890	67,723	36,012	68,670
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08
Value at end of period	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84
Number of accumulation units outstanding at end of period	16,005	24,054	34,666	49,321	42,895	56,507	62,250	47,941	28,000	70,821
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68
Value at end of period	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33
Number of accumulation units outstanding at end of period	22,372	36,160	45,184	65,323	59,660	73,333	94,279	86,202	49,508	197,515
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03
Value at end of period	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80
Number of accumulation units outstanding at end of period	4,810	10,645	11,970	12,748	9,198	10,930	15,843	9,272	7,735	14,662
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23
Value at end of period	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05
Number of accumulation units outstanding at end of period	12,258	15,052	19,302	24,341	16,535	10,934	9,892	8,091	2,444	4,293
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.77	$9.05	$8.04	$6.10	$7.10
Value at end of period	$10.15	$8.77	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	1,918	213	10,876	10,182	256
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08
Value at end of period	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82
Number of accumulation units outstanding at end of period	4,070	2,347	2,836	4,756	853	3,625	4,969	2,082	571	2,295
ING BALANCED PORTFOLIO
Value at beginning of period	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08
Value at end of period	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54
Number of accumulation units outstanding at end of period	7,544	13,186	13,315	28,081	15,527	25,177	32,683	44,298	34,210	84,714
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69
Value at end of period	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46
Number of accumulation units outstanding at end of period	8,880	9,649	10,052	13,309	10,006	13,176	13,409	9,472	1,809	2,646
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.38	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21	$10.81
Value at end of period	$14.52	$12.38	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	1,048	1,443	1,548	2,248	1,637	2,270	1,393	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.88	$9.11	$8.11	$6.29	$10.42	$10.68
Value at end of period	$10.07	$8.88	$9.11	$8.11	$6.29	$10.42
Number of accumulation units outstanding at end of period	13,445	21,969	30,462	25,759	19,287	29,654
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.62	$5.22	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57
Value at end of period	$4.93	$4.62	$5.22	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70
Number of accumulation units outstanding at end of period	15,941	12,436	13,634	22,492	13,472	26,165	31,231	58,723	23,537	84,297

CFI 246

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.54	$10.18	$8.86	$6.70	$9.74
Value at end of period	$11.88	$9.54	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	5,252	3,427	3,358	9,242	5,878
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30	$11.24
Value at end of period	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	7,550	9,724	7,544	3,649	1,941	730	6,190
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.79	$10.18	$8.22	$6.67	$10.24	$10.19
Value at end of period	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	1,007	367	639	2,005	1,912	1,086
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55	$12.31
Value at end of period	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	3,291	2,662	3,366	3,390	1,442	730	1,038	1,089	607	737
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	1,581	2,975	4,847	3,644	2,845	955	136	596
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	19,221	30,080	48,231	64,383	63,282	65,624	65,199	59,076
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.51	$12.82	$10.67	$7.85	$13.47	$9.68
Value at end of period	$11.05	$11.51	$12.82	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	8,760	10,761	13,303	19,308	8,373	19,633
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.24	$17.75	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93
Value at end of period	$16.45	$15.24	$17.75	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84
Number of accumulation units outstanding at end of period	4,657	2,049	8,855	10,757	11,151	14,751	13,280	15,937	10,875	36,384
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14
Value at end of period	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63
Number of accumulation units outstanding at end of period	35,212	35,570	42,547	47,768	40,050	49,369	63,530	59,264	56,740	240,747
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67
Value at end of period	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04
Number of accumulation units outstanding at end of period	17,221	22,163	29,870	40,419	36,043	61,315	70,761	77,604	34,594	78,790
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51
Value at end of period	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37
Number of accumulation units outstanding at end of period	16,922	19,580	33,316	52,801	29,270	40,565	55,277	47,243	20,823	57,703
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09
Value at end of period	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23
Number of accumulation units outstanding at end of period	20,625	18,575	18,243	29,637	13,078	20,960	24,855	20,641	10,934	15,700

CFI 247

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65
Value at end of period	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39
Number of accumulation units outstanding at end of period	15,700	23,276	30,972	39,306	44,153	57,372	66,886	50,430	48,088	80,736
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.92	$7.97	$7.48	$5.27
Value at end of period	$8.11	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	5,472	7,185	7,906	8,312
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98
Value at end of period	$13.13	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25
Number of accumulation units outstanding at end of period	2,511	2,191	9,118	16,242	7,374	3,983	4,691	5,164	3,069	1,309
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31
Value at end of period	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65
Number of accumulation units outstanding at end of period	4,622	2,702	5,892	13,994	4,314	5,370	8,121	5,424	799	4,412
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	29,731	56,344	72,943	95,098	68,007	107,065	153,266	131,180
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	5,007	4,180	3,491	4,621	2,463	1,550	865	162
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	4,339	2,365	3,028	2,594	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17
Value at end of period	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78
Number of accumulation units outstanding at end of period	5,689	5,321	4,291	6,926	3,517	3,518	7,599	6,143	346	3,971
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02	$12.11
Value at end of period	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	1,772	837	392	1,396	839	399	47
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30	$10.31
Value at end of period	$12.02	$10.30
Number of accumulation units outstanding at end of period	9,715	13,040
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.46	$8.27	$7.01	$6.30	$9.12	$9.35
Value at end of period	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	33,645	37,806	10,651	29,670	12,131	14,760
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.70	$9.96	$8.39	$6.57	$10.23
Value at end of period	$10.82	$9.70	$9.96	$8.39	$6.57
Number of accumulation units outstanding at end of period	4,045	3,307	1,881	2,599	3,658

CFI 248

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.77	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96	$11.23
Value at end of period	$16.23	$14.77	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	6,733	7,139	5,882	22,412	17,724	17,438	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.70	$16.84	$14.99	$11.43	$18.56	$14.75	$11.68
Value at end of period	$19.82	$17.70	$16.84	$14.99	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	5,303	5,782	8,179	4,474	3,595	3,783	1,788
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92
Value at end of period	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35
Number of accumulation units outstanding at end of period	5,221	3,291	1,552	4,821	2,662	1,960	2,702	1,260	761	815
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54
Value at end of period	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50
Number of accumulation units outstanding at end of period	76,111	78,429	75,578	94,130	60,966	109,772	90,227	65,703	48,216	101,501
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	42,582	66,084	96,938	140,810	124,953	163,057	198,516	188,362
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	2,459	3,318	4,282	4,162	2,612	1,035	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72
Value at end of period	$16.15	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02
Number of accumulation units outstanding at end of period	21,194	18,134	18,116	25,607	23,609	27,138	23,365	18,181	2,786	17,091
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80	$10.27
Value at end of period	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	6,526	4,900	4,502	5,995	4,298	3,634	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58	$10.00
Value at end of period	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	8,120	5,384	7,316	3,515	333	338	471
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.99	$10.62	$9.10	$7.34	$11.08	$11.36
Value at end of period	$10.98	$9.99	$10.62	$9.10	$7.34	$11.08
Number of accumulation units outstanding at end of period	6,048	6,714	6,958	25,900	19,687	17,868
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.39	$13.98	$12.54	$10.70
Value at end of period	$16.28	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	1,732	170	2,959	920

CFI 249

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.10	$8.98	$8.10	$6.63	$9.31
Value at end of period	$10.39	$9.10	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	1,166	4,542	4,944	5,126	23
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.91	$12.99	$11.83	$10.05
Value at end of period	$14.79	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	1,261	243	160	258
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.41	$15.94	$12.82	$11.40
Value at end of period	$17.58	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	212	640	3,093	1,125
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.83	$10.13	$8.19	$5.47
Value at end of period	$11.36	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	1,953	579	1,224	1,053
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.31	$10.86	$8.69	$6.95	$9.69
Value at end of period	$11.82	$10.31	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,164	256	1,828	1,481	181
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99
Value at end of period	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83
Number of accumulation units outstanding at end of period	3,787	1,155	1,054	4,543	3,260	2,802	3,845	3,387	2,397	1,953
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50
Value at end of period	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69
Number of accumulation units outstanding at end of period	6,230	7,578	10,137	10,298	4,544	8,816	14,749	19,364	16,680	45,397
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$12.54	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	13,901	24,414	28,164	21,220	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	39,040	60,115	66,135	40,897	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	44,828	39,426	36,169	23,877	11,383	13,813	2,550	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	26,985	45,185	37,286	35,894	13,003	15,054	2,225	323

CFI 250

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.80	$11.53	$10.84
Value at end of period	$12.33	$10.80	$11.53
Number of accumulation units outstanding at end of period	1,132	517	26
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.12	$9.46	$8.37
Value at end of period	$10.25	$9.12	$9.46
Number of accumulation units outstanding at end of period	43	677	265
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93	$10.42
Value at end of period	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	461	84	98	294	37	337	129
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.79	$9.98	$9.08	$7.52
Value at end of period	$10.83	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	24	0	249	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00
Value at end of period	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60
Number of accumulation units outstanding at end of period	2,963	5,341	4,775	5,581	5,189	8,445	6,303	3,972	5,634	20,711
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55
Value at end of period	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19
Number of accumulation units outstanding at end of period	7,519	8,352	9,427	10,599	9,594	16,470	21,194	17,403	14,379	54,981
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01
Value at end of period	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17
Number of accumulation units outstanding at end of period	14,846	16,255	14,388	16,476	12,123	17,776	18,294	17,281	12,416	327,871
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	66,796	55,153	56,980	37,922	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	32,531	44,212	52,364	63,514	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	12,624	14,537	17,655	17,771	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44
Value at end of period	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38
Number of accumulation units outstanding at end of period	11,765	11,772	11,723	21,863	19,537	26,133	27,032	23,412	12,189	45,410
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24	$12.95
Value at end of period	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	602	462	992	2,150	6,403	5,316	1,310

CFI 251

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.68	$8.83	$8.21	$6.29	$10.20
Value at end of period	$9.02	$7.68	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	10,369	5,262	4,985	9,054	6,568
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06	$10.27
Value at end of period	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	1,152	1,243	1,158	2,544	2,012	19	4
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.84	$11.18	$10.66	$10.19	$9.61
Value at end of period	$12.15	$11.84	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	1,555	2,209	896	940	17
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.41
Value at end of period	$13.60
Number of accumulation units outstanding at end of period	926
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.14	$10.54	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09
Value at end of period	$11.37	$10.14	$10.54	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75
Number of accumulation units outstanding at end of period	4,845	4,530	3,804	6,558	5,387	8,217	9,746	12,914	10,418	50,580
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.64	$13.64	$12.27	$11.17
Value at end of period	$13.78	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	2	0	910	934
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29
Value at end of period	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74
Number of accumulation units outstanding at end of period	6,178	26,534	31,273	33,443	44,764	54,313	61,963	19,431	4,805	54,658
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.94
Number of accumulation units outstanding at end of period	2,143
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$32.02	$31.88	$29.11
Value at end of period	$35.94	$32.02	$31.88
Number of accumulation units outstanding at end of period	35	35	35
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.66	$21.21	$17.06	$11.92	$19.54
Value at end of period	$23.95	$20.66	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	0	677	629	574	504
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.24	$19.05	$16.64	$12.23	$18.22
Value at end of period	$19.26	$16.24	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	0	196	177	158	135

CFI 252

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.21	$8.82	$7.25	$5.31	$8.66
Value at end of period	$8.55	$8.21	$8.82	$7.25	$5.31
Number of accumulation units outstanding at end of period	2,160	2,186	483	6,064	1,689
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.86	$11.20	$9.08	$6.33
Value at end of period	$12.46	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	99	42	5,006	5,930
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33
Value at end of period	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27
Number of accumulation units outstanding at end of period	8,401	8,304	7,622	14,278	11,888	13,420	17,462	30,949	25,033	11,066
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70	$9.31
Value at end of period	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	6,966	4,825	3,469	1,891	319	913	400
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	14,720	16,606	9,883	12,000	7,630	8,644	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	9,208	8,668	5,672	4,866	2,890	4,284	5,761	3,432	616
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2010)
Value at beginning of period	$21.20	$23.39	$19.80
Value at end of period	$25.40	$21.20	$23.39
Number of accumulation units outstanding at end of period	20	20	20
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	2,422	2,454	2,931	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	8,798	5,744	5,552	8,500	4,909	9,717	5,753	8,650	902
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	15,217	10,898	9,747	16,212	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.86	$10.39	$9.07	$5.26	$12.73	$11.28
Value at end of period	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	6,319	6,268	5,400	2,721	2,065	4,467

CFI 253

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	2,530	2,817	3,054	3,435	2,520	1,741	1,078	381	6
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.65	$10.22	$8.27	$7.80
Value at end of period	$10.43	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	531	1,858	660	38
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	16,571	17,776	23,231	15,901	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.01	$10.46	$9.87	$8.70	$9.69
Value at end of period	$11.52	$11.01	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	18,837	14,561	937	1,422	3,390
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	30,223	28,207	31,818	33,967	17,588	18,292	20,426	26,926	3,356
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.74	$10.89
Value at end of period	$7.59	$8.74
Number of accumulation units outstanding at end of period	261	47
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.68	$10.29	$8.34	$5.63	$10.48	$10.30
Value at end of period	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	4,309	3,172	3,200	3,515	2,123	24
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	9,410	9,507	10,673	7,402	3,397	4,651	4,582	1,558	620
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	2,094	2,713	3,275	4,803	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	26,045	27,001	25,001	23,825	29,780	19,876	18,846	13,613	4,346

CFI 254

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	4,794	4,279	4,530	5,705	5,470	7,023	9,913	11,287	1,333

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.12	$14.02	$12.96	$10.12
Value at end of period	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	3,906	3,363	1,497	550
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.63	$10.97	$9.58	$8.17
Value at end of period	$11.67	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	45,766	40,445	23,838	13,148
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.01	$10.94	$9.87	$8.23
Value at end of period	$11.92	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	58,610	46,766	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.43	$11.14	$10.69	$10.08
Value at end of period	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	118,092	49,936	29,463	13,688
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.10	$11.54	$9.96
Value at end of period	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	2,789	2,015	828
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.58	$8.27	$7.91	$5.73	$10.46
Value at end of period	$9.38	$7.58	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	21,653	17,882	15,858	12,780	1,880
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.81	$11.71	$9.42
Value at end of period	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	12,041	10,039	3,905
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.35	$15.64	$12.60	$11.51
Value at end of period	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	17,703	15,179	7,661	57

CFI 255

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55
Value at end of period	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79
Number of accumulation units outstanding at end of period	31,472	32,943	32,468	32,907	35,566	32,304	26,160	20,886	16,388	11,778
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.46	$9.64
Value at end of period	$10.81	$9.46
Number of accumulation units outstanding at end of period	3,532	462
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.35	$8.91	$7.76	$6.17	$8.80
Value at end of period	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	15,324	13,463	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.11	$9.64	$7.94	$6.08	$8.94
Value at end of period	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	6,707	7,209	3,867	2,198	1,166
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	228,918	220,058	202,268	167,669	127,676	92,487	48,828	24,162	3,553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50
Value at end of period	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67
Number of accumulation units outstanding at end of period	321,489	318,801	316,690	318,093	332,769	304,741	261,881	199,896	129,478	74,453
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04
Value at end of period	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78
Number of accumulation units outstanding at end of period	102,073	118,859	130,321	143,170	156,680	158,307	152,764	131,013	109,939	77,041
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64
Value at end of period	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27
Number of accumulation units outstanding at end of period	112,941	109,897	122,306	119,463	134,845	126,275	117,621	115,218	108,714	100,006
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00
Value at end of period	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75
Number of accumulation units outstanding at end of period	23,287	22,342	22,108	24,291	27,668	22,910	21,543	17,720	15,876	12,355
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Value at end of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04
Number of accumulation units outstanding at end of period	72,669	71,483	70,809	66,301	60,560	53,895	48,595	38,989	24,929	9,229
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.76	$9.04	$8.03	$6.10	$9.89
Value at end of period	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	68,969	62,132	61,947	38,454	4,596
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Value at end of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	27,313	26,404	22,984	17,480	15,366	15,180	15,798	10,540	6,474	1,134

CFI 256

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BALANCED PORTFOLIO
Value at beginning of period	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03
Value at end of period	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47
Number of accumulation units outstanding at end of period	65,399	59,511	63,310	66,784	88,950	93,827	87,400	91,050	97,061	33,013
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Value at end of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	43,191	47,651	51,943	56,618	53,816	47,125	35,472	33,006	15,184	6,758
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$11.03
Value at end of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	22,809	19,796	15,080	16,362	15,475	9,420	5,597	1,447
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.86	$9.09	$8.10	$6.28	$10.42	$10.68
Value at end of period	$10.04	$8.86	$9.09	$8.10	$6.28	$10.42
Number of accumulation units outstanding at end of period	55,379	58,953	56,082	73,143	77,452	73,368
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Value at end of period	$4.90	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69
Number of accumulation units outstanding at end of period	116,481	104,860	117,012	98,249	89,358	96,236	63,627	69,010	64,006	50,843
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	54,697	42,045	42,679	46,291	41,246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.44
Value at end of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	82,370	70,155	60,270	48,613	36,902	26,249	17,184
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$9.09
Value at end of period	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	10,981	15,019	9,512	6,389	3,523	983	178
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Value at end of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	18,854	18,604	18,506	16,216	15,210	10,444	8,450	6,870	4,882	1,180
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	63,780	62,161	55,469	43,590	26,069	13,295	10,389	3,998
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	147,611	154,365	167,785	166,621	168,466	151,703	127,633	125,805

CFI 257

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	138,665	141,309	119,967	115,701	101,622	71,073
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.84	$10.22	$10.15
Value at end of period	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	692	519	346
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.12	$17.62	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90
Value at end of period	$16.31	$15.12	$17.62	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78
Number of accumulation units outstanding at end of period	22,823	26,912	27,179	27,027	20,170	21,760	18,313	17,427	18,406	20,661
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10
Value at end of period	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58
Number of accumulation units outstanding at end of period	92,943	105,339	113,419	67,546	95,114	107,258	120,422	117,339	126,306	102,355
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63
Value at end of period	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98
Number of accumulation units outstanding at end of period	110,542	119,042	134,963	136,322	147,669	144,971	145,259	127,900	116,478	90,606
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Value at end of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Number of accumulation units outstanding at end of period	122,639	131,858	139,393	147,186	151,967	149,600	149,158	125,931	104,291	64,629
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Value at end of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Number of accumulation units outstanding at end of period	76,353	78,983	83,009	88,723	94,434	94,066	98,473	83,955	67,254	41,585
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.87	$12.07
Value at end of period	$12.44	$10.87
Number of accumulation units outstanding at end of period	829	723
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60
Value at end of period	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33
Number of accumulation units outstanding at end of period	120,418	118,941	109,356	111,203	121,609	123,836	98,873	83,799	63,863	53,049
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.90	$7.96	$7.47	$5.92	$9.13
Value at end of period	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	41,769	35,819	31,798	26,079	180
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Value at end of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23
Number of accumulation units outstanding at end of period	33,064	35,356	37,641	41,226	40,503	42,483	34,799	27,500	12,652	6,812
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Value at end of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Number of accumulation units outstanding at end of period	59,972	60,979	60,864	66,761	71,895	74,788	71,555	57,719	25,515	4,065

CFI 258

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	239,207	261,317	277,623	290,160	298,358	306,176	299,371	267,316
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	34,875	34,068	36,634	28,169	22,145	20,052	14,574	4,274
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	40,964	34,444	35,795	27,745	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Value at end of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	27,054	22,150	22,079	19,312	20,976	20,009	16,290	10,412	6,702	1,085
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	14,581	11,506	8,684	6,436	5,553	4,267	901	69
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30	$10.31
Value at end of period	$12.01	$10.30
Number of accumulation units outstanding at end of period	45,185	36,334
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	285,218	334,634	135,255	142,095	156,353	134,203
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	15,616	18,966	16,862	20,420	24,173
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.71	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95	$11.13
Value at end of period	$16.15	$14.71	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	86,587	97,408	94,522	95,289	85,309	84,449	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$10.99
Value at end of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	69,838	57,229	43,203	44,363	42,079	34,877	10,349	414
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Value at end of period	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33
Number of accumulation units outstanding at end of period	39,304	29,237	16,151	10,461	9,681	7,627	7,346	6,578	5,605	2,261

CFI 259

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50
Value at end of period	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45
Number of accumulation units outstanding at end of period	417,826	391,866	453,148	570,885	813,394	583,468	293,491	189,735	130,565	85,894
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	283,041	303,720	335,042	363,926	423,529	421,438	382,245	349,097
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	45,148	31,249	27,142	18,088	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Value at end of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Number of accumulation units outstanding at end of period	239,081	230,617	217,264	192,986	143,141	99,218	69,753	55,455	35,513	19,253
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$10.02
Value at end of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	16,055	18,317	18,269	18,748	14,630	12,646	126
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.05
Value at end of period	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	35,220	26,093	21,465	15,217	12,276	8,142	616
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60	$9.58
Value at end of period	$10.94	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	78,305	84,113	85,220	82,035	82,796	83,622	277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.37	$13.96	$12.54	$10.70
Value at end of period	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	8,404	9,307	7,138	4,441
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.09	$8.97	$8.10	$6.63	$9.13
Value at end of period	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	47,549	37,559	23,176	15,941	34
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.89	$12.98	$11.83	$10.05
Value at end of period	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	3,668	4,603	3,886	1,766
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.39	$15.93	$12.82	$11.40
Value at end of period	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	6,692	7,338	7,189	4,414

CFI 260

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.81	$10.12	$8.18	$5.91	$9.42
Value at end of period	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	14,437	8,058	5,589	3,691	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.29	$10.85	$8.69	$6.95	$9.59
Value at end of period	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	14,777	10,079	7,893	2,901	292
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Value at end of period	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82
Number of accumulation units outstanding at end of period	28,427	22,478	17,755	10,305	15,178	11,546	11,518	9,521	8,830	4,177
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Value at end of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Number of accumulation units outstanding at end of period	26,500	28,632	28,457	24,312	25,923	27,307	38,682	38,894	38,794	36,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	147,421	138,131	141,257	116,541	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	178,590	145,304	114,025	82,789	45,543	22,806	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	176,562	172,584	132,025	92,869	63,053	29,608	11,636	5,440
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	124,998	118,505	99,551	71,842	40,658	19,854	4,298	263
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.80	$11.52	$9.78
Value at end of period	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	6,407	1,245	50
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.10	$9.45	$8.49	$6.91	$6.90
Value at end of period	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	29,428	19,241	9,901	3,939	178
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.22
Value at end of period	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	19,183	14,661	13,258	10,308	5,442	3,712	3,215

CFI 261

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.77	$9.96	$9.07	$7.64	$7.44
Value at end of period	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	15,579	10,056	4,370	1,563	4,030
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96
Value at end of period	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55
Number of accumulation units outstanding at end of period	47,738	42,429	36,531	34,080	22,604	14,427	13,450	15,934	13,525	8,080
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51
Value at end of period	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13
Number of accumulation units outstanding at end of period	55,168	51,877	53,891	50,097	43,263	45,479	38,767	29,864	20,916	14,993
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97
Value at end of period	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12
Number of accumulation units outstanding at end of period	91,668	86,534	83,734	71,490	47,688	40,202	39,861	39,355	28,210	21,897
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	682,915	644,695	548,217	454,755	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	118,545	120,706	130,542	151,794	167,991	154,634	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93	$11.34
Value at end of period	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	79,038	81,506	74,363	69,003	59,043	49,380	35,062	21,697	5,534	773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39
Value at end of period	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32
Number of accumulation units outstanding at end of period	71,056	71,920	82,769	80,998	85,842	87,681	69,189	56,851	43,781	28,395
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	10,365	10,501	9,137	8,557	9,615	9,110	2,816	828
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	96,108	54,273	50,771	47,069	45,957
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.21
Value at end of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	15,790	13,647	12,694	11,210	7,233	6,749	2,343
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.82	$11.16	$10.65	$10.19	$9.86
Value at end of period	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	24,570	24,759	11,090	9,615	2,233

CFI 262

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.84	$12.24
Value at end of period	$13.54	$11.84
Number of accumulation units outstanding at end of period	85	85
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.06	$10.46	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06
Value at end of period	$11.28	$10.06	$10.46	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72
Number of accumulation units outstanding at end of period	14,828	17,232	29,651	27,971	35,917	34,407	30,367	29,699	27,297	14,768
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.62	$13.63	$12.26	$10.47
Value at end of period	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	2,139	2,543	2,442	2,001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Value at end of period	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72
Number of accumulation units outstanding at end of period	44,923	52,372	55,095	58,985	62,945	60,509	61,914	31,794	36,651	36,257
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.92
Number of accumulation units outstanding at end of period	7,491
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$31.77	$31.65	$29.57	$23.78	$28.61	$28.86
Value at end of period	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	0	0	51	41	31
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.19	$8.80	$7.24	$5.30	$8.74	$9.41
Value at end of period	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	3,115	2,137	657	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.84	$11.18	$9.08	$7.15	$7.30
Value at end of period	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	6,405	4,840	2,070	1,456	28
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Value at end of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	80,326	82,998	89,709	102,003	107,585	108,442	87,368	69,215	33,044	13,050
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.79
Value at end of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	10,909	18,964	8,515	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	67,940	61,586	56,332	59,944	52,270	40,786	27,001	13,878	5,595

CFI 263

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	55,514	54,437	52,253	47,303	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$21.42
Value at end of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Number of accumulation units outstanding at end of period	87	87	87	152	136	123	87
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	18,943	18,228	18,528	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	37,824	64,250	67,368	69,765	59,920	47,571	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	217,087	187,329	130,782	117,674	80,142	39,815	30,508	27,020	6,280
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.85	$10.37	$9.06	$5.25	$12.73	$10.19
Value at end of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	49,862	48,365	41,439	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	35,756	47,463	37,919	36,257	26,322	23,291	15,110	8,221	3,419
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.63	$10.20	$8.27	$5.45	$5.90
Value at end of period	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	29,719	26,222	16,089	7,244	2,489
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	207,345	196,714	164,242	135,707	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.99	$10.45	$9.87	$8.70	$9.66
Value at end of period	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	40,206	26,936	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	385,599	358,043	356,032	314,662	260,809	223,431	158,071	98,047	29,615

CFI 264

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$8.73	$9.89
Value at end of period	$7.58	$8.73
Number of accumulation units outstanding at end of period	21,368	10,509
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.66	$10.27	$8.33	$5.63	$10.48	$10.07
Value at end of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	50,629	44,886	37,897	20,191	8,775	1,545
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	49,976	53,318	54,436	47,807	44,494	34,375	17,561	8,048	3,245
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	40,477	42,097	40,101	36,277	32,657	24,212	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	199,762	188,333	197,118	187,503	169,986	160,198	106,492	72,248	25,186
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	29,085	31,687	35,529	35,143	38,157	32,742	30,174	19,924	6,364

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.10	$14.43
Value at end of period	$14.86	$13.10
Number of accumulation units outstanding at end of period	509	19
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.61	$9.71
Value at end of period	$11.65	$10.61
Number of accumulation units outstanding at end of period	1,177	680
AMANA INCOME FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.43
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	82

CFI 265

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.42	$10.89
Value at end of period	$13.08	$12.42
Number of accumulation units outstanding at end of period	432	154
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.33	$16.89
Value at end of period	$17.13	$15.33
Number of accumulation units outstanding at end of period	93	55
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51
Value at end of period	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73
Number of accumulation units outstanding at end of period	2,644	2,330	10	0	246	188	141	155	2,160	4,323
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.34	$8.90	$7.75	$7.83
Value at end of period	$9.46	$8.34	$8.90	$7.75
Number of accumulation units outstanding at end of period	467	370	200	7
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	2,385	1,528	553	189	560	1,333	955	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45
Value at end of period	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60
Number of accumulation units outstanding at end of period	16,781	15,130	7,206	3,320	7,532	8,708	5,566	9,167	5,932	4,024
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99
Value at end of period	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72
Number of accumulation units outstanding at end of period	16,786	15,243	14,649	8,916	9,766	9,591	5,875	7,451	4,708	15,625
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60
Value at end of period	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21
Number of accumulation units outstanding at end of period	11,301	9,552	10,045	7,923	10,510	14,704	8,209	14,733	20,564	26,754
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97
Value at end of period	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70
Number of accumulation units outstanding at end of period	914	2,034	2,321	1,735	2,713	6,676	8,612	6,771	5,756	3,721
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22
Value at end of period	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02
Number of accumulation units outstanding at end of period	3,489	3,289	2,311	1,892	1,663	2,216	543	5,018	2,749	42
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.74	$9.03	$8.02	$5.75
Value at end of period	$10.11	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	0	0	0	41
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70	$14.83
Value at end of period	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	34	28	0	0	180	219	208

CFI 266

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BALANCED PORTFOLIO
Value at beginning of period	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99
Value at end of period	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41
Number of accumulation units outstanding at end of period	2,799	2,779	3,093	2,748	4,493	4,067	4,362	3,142	2,785	894
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	1,492	1,479	63	598	69	1,570	1,082	3,170	1,537
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.30	$11.89	$11.26	$9.50	$13.49	$12.59	$11.55
Value at end of period	$14.41	$12.30	$11.89	$11.26	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	701	150	86	110	101	70	84
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.84	$9.07	$8.09	$6.28	$10.41	$10.68
Value at end of period	$10.01	$8.84	$9.07	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	12,102	14,209	14,884	11,667	15,644	12,366
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.57	$5.17	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57
Value at end of period	$4.86	$4.57	$5.17	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69
Number of accumulation units outstanding at end of period	3,636	2,815	1,671	2,395	2,453	2,876	2,697	2,207	971	133
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.51	$10.15	$8.90
Value at end of period	$11.83	$9.51	$10.15
Number of accumulation units outstanding at end of period	544	110	1
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.09	$10.26	$8.13	$6.06	$9.98	$12.79
Value at end of period	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	1,823	1,568	1,565	1,775	3,121	2,872
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.73	$10.13	$8.19	$6.65	$10.23	$11.04
Value at end of period	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	118	0	0	31	1	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	1,322	396	286	286	289	289	290	697	412
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06	$12.65
Value at end of period	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	1,567	857	816	202	729	115	522
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	5,351	5,490	9,758	9,467	15,655	13,838	10,234	10,608

CFI 267

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.45	$12.77	$10.63	$7.83	$13.45	$9.68
Value at end of period	$10.98	$11.45	$12.77	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	968	824	348	5	151	1,588
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$15.00	$17.49	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86
Value at end of period	$16.18	$15.00	$17.49	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73
Number of accumulation units outstanding at end of period	1,203	1,192	1,117	353	1,282	1,157	1,158	679	835	1,999
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07
Value at end of period	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53
Number of accumulation units outstanding at end of period	8,328	8,005	8,806	1,109	6,473	2,814	3,228	7,007	7,112	10,759
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59
Value at end of period	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92
Number of accumulation units outstanding at end of period	4,827	5,723	3,774	790	6,249	9,544	8,144	8,968	13,198	16,186
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45
Value at end of period	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28
Number of accumulation units outstanding at end of period	5,005	3,876	2,978	1,043	2,639	2,388	4,107	4,393	12,306	12,239
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05
Value at end of period	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16
Number of accumulation units outstanding at end of period	1,015	1,350	828	419	1,358	843	843	1,157	627	390
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56
Value at end of period	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27
Number of accumulation units outstanding at end of period	12,202	11,806	8,493	5,386	5,294	9,582	6,279	9,308	8,586	9,239
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.89	$7.95	$7.47	$5.25
Value at end of period	$8.07	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	213	100	0	10
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97
Value at end of period	$12.98	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22
Number of accumulation units outstanding at end of period	2,976	2,969	3,177	2,989	3,622	3,381	487	2,242	1,542	432
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63	$9.28
Value at end of period	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	3,255	2,831	166	166	369	2,440	458	287	97	388
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	18,973	17,601	16,294	12,773	16,213	16,041	12,530	27,187
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64	$11.28
Value at end of period	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	154	154	154	1,319	156	413	836

CFI 268

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96	$14.06
Value at end of period	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	584	115	0	82	352	411	16
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.42	$18.60
Value at end of period	$20.64	$17.42
Number of accumulation units outstanding at end of period	577	158
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.35	$13.71	$10.96	$8.72	$9.60
Value at end of period	$15.65	$13.35	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	35	0	0	0	454
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.29	$10.31
Value at end of period	$11.99	$10.29
Number of accumulation units outstanding at end of period	1,848	2,911
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.41	$8.23	$6.98	$6.28	$9.11	$9.34
Value at end of period	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	21,022	19,098	5,924	4,380	7,697	6,555
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.66	$9.93	$8.37	$6.56	$10.23
Value at end of period	$10.77	$9.66	$9.93	$8.37	$6.56
Number of accumulation units outstanding at end of period	0	55	55	25	8
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.65	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95	$10.96
Value at end of period	$16.07	$14.65	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	5,085	1,935	1,270	394	1,274	5,338	4,659	2,566	1,368	169
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$17.59	$16.75	$14.92	$11.38	$18.52	$17.64
Value at end of period	$19.67	$17.59	$16.75	$14.92	$11.38	$18.52
Number of accumulation units outstanding at end of period	3,386	2,820	2,551	1,716	2,296	1,399
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	316	419	479	106	2,003	2,033	893	97	30
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46
Value at end of period	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41
Number of accumulation units outstanding at end of period	9,869	9,835	12,030	10,290	8,506	12,666	8,582	16,829	20,307	20,580
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	23,061	23,373	21,636	10,091	22,730	17,167	12,183	23,465

CFI 269

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27	$10.71
Value at end of period	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	527	528	0	49	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71
Value at end of period	$15.97	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00
Number of accumulation units outstanding at end of period	14,793	11,821	1,850	1,628	1,679	7,861	1,369	2,532	7,999	4,202
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.65	$10.21	$8.91	$7.25	$11.22	$10.72
Value at end of period	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	0	0	14	57	23	1,020
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.66	$14.96	$12.73	$7.72	$11.08	$10.85
Value at end of period	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	0	0	32	0	7
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.94	$10.57	$9.06	$7.32	$11.06	$11.92
Value at end of period	$10.91	$9.94	$10.57	$9.06	$7.32	$11.06
Number of accumulation units outstanding at end of period	18,391	17,918	13,104	12,871	14,060	16,677
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.35	$13.95	$12.53	$10.70
Value at end of period	$16.22	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	0	0	10
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.07	$8.96	$8.09	$6.88
Value at end of period	$10.35	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	1,138	1,054	1,025	191
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.88	$12.97	$11.82	$10.05
Value at end of period	$14.74	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	123	42	6	25
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.37	$15.92	$12.81	$11.40
Value at end of period	$17.52	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	96	85	60	60
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.73
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	51
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.48	$10.52	$8.06	$6.23	$9.63	$9.64
Value at end of period	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	1,744	1,503	1,277	148	149	151

CFI 270

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42
Value at end of period	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56
Number of accumulation units outstanding at end of period	1,490	1,779	2,258	1,182	2,733	4,675	4,188	5,495	7,600	7,535
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67	$10.82
Value at end of period	$12.44	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	5,654	5,365	4,603	4,000	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	14,452	8,429	2,810	959	2,997	4,652	2,596	10
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46	$11.28
Value at end of period	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	3,789	4,411	3,650	2,120	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80	$11.52
Value at end of period	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	1,734	2,131	155	0	1,916	167	131
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.79	$9.92
Value at end of period	$12.30	$10.79
Number of accumulation units outstanding at end of period	286	75
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.56	$11.67	$10.79	$9.33	$11.34	$11.08
Value at end of period	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	58	59	0	5	0	3
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.32
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	270
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92
Value at end of period	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49
Number of accumulation units outstanding at end of period	1,373	1,299	522	485	2,937	4,688	4,062	3,337	5,870	2,876
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47
Value at end of period	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08
Number of accumulation units outstanding at end of period	47	58	50	57	81	8,149	9,356	19,823	17,515	5,547
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93
Value at end of period	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07
Number of accumulation units outstanding at end of period	114	120	368	0	4,119	10,833	11,053	10,885	9,612	4,870
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37	$11.14
Value at end of period	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	12,827	10,890	870	452	2,670	7,333	348

CFI 271

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	11,651	13,904	13,518	8,265	13,902	12,859	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	465	369	339	361	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35
Value at end of period	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25
Number of accumulation units outstanding at end of period	4,454	4,983	6,464	1,608	5,199	3,002	3,561	4,376	3,745	5,379
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.91	$13.76	$12.25	$9.02	$18.10	$15.26
Value at end of period	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	0	13	13	21	0	8
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.65	$8.81	$8.19	$6.28	$10.20
Value at end of period	$8.98	$7.65	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	11,982	3,087	1,767	836	2,080
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.60	$9.24	$8.69	$6.65	$11.17	$11.20
Value at end of period	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	0	0	5	0	400
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.01
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	68
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.99	$10.38	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04
Value at end of period	$11.18	$9.99	$10.38	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68
Number of accumulation units outstanding at end of period	0	2	0	0	1,069	914	769	818	506	1,817
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27
Value at end of period	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70
Number of accumulation units outstanding at end of period	3,160	1,597	3,478	2,650	3,168	3,309	2,377	468	436	6,389
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.91
Number of accumulation units outstanding at end of period	1,074

CFI 272

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24	$8.79
Value at end of period	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	6,553	6,669	1,792	1,318	2,106	2,865	2,317	7,019	8,043	799
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.17	$10.63	$8.79	$6.83	$11.32	$11.05
Value at end of period	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	78	79	0	60	18	17
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70	$12.87
Value at end of period	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	2,366	1,762	1,180	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	1,903	1,428	410	1,892	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.68	$13.13	$10.78	$7.96	$12.97	$13.42
Value at end of period	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	924	661	646	44	0	7
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	3,895	3,223	991	3,008	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	6,321	6,030	702	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.83	$10.35	$9.05	$5.25	$12.73	$11.12
Value at end of period	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	963	214	14	9	0	4
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47	$10.75
Value at end of period	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	983	877	517	0	0	66	61
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$17.95	$18.62	$16.24	$14.27	$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period	$20.52	$17.95	$18.62	$16.74	$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	4,085	3,550	80	0	0	760	917	599	1,853
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	9,296	6,331	1,380	7,274	3,386	9,502	3,477	954	547

CFI 273

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.64	$10.25	$8.32	$5.62	$5.62
Value at end of period	$10.37	$8.64	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	55	40	0	8	1
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70	$12.66
Value at end of period	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	1,105	694	622	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	8,421	6,703	1,169	543	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86	$11.22
Value at end of period	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	1,245	1,015	123	5	0	54	408
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	2,132	2,074	1,729	8,509	3,296	5,590	2,150	22

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.08	$12.03
Value at end of period	$14.83	$13.08
Number of accumulation units outstanding at end of period	853	762
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.59	$9.69
Value at end of period	$11.62	$10.59
Number of accumulation units outstanding at end of period	73	495
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.97	$10.91	$9.85	$8.61
Value at end of period	$11.87	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	685	488	0	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.40	$11.12	$10.69	$10.22
Value at end of period	$13.05	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	0	0	0	598

CFI 274

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.54	$8.24	$7.89	$7.57
Value at end of period	$9.33	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	140	0	0	1
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.70
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	215
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47
Value at end of period	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68
Number of accumulation units outstanding at end of period	0	0	179	2,704	2,662	2,502	2,482	3,002	3,526	3,005
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.32	$8.89	$7.75	$6.17	$6.74
Value at end of period	$9.44	$8.32	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	1,360	1,254	0	2,525	186
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$10.36
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	1,240
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	0	0	236	9,436	4,956	2,773	5,899	2,922	1,297
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40
Value at end of period	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52
Number of accumulation units outstanding at end of period	949	1,091	1,082	7,028	4,197	5,307	10,023	7,591	19,628	6,046
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95
Value at end of period	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65
Number of accumulation units outstanding at end of period	30	31	80	2,975	2,621	3,128	6,563	7,390	11,385	6,516
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56
Value at end of period	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15
Number of accumulation units outstanding at end of period	0	0	2,398	9,320	9,925	9,568	14,254	16,795	28,242	15,080
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95
Value at end of period	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65
Number of accumulation units outstanding at end of period	0	0	0	664	646	754	3,377	3,682	2,331	968
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01	$9.12
Value at end of period	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	122	122	497	1,407	505	710	5,208	4,818	445	637
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.72	$9.02	$8.02	$6.09	$5.66
Value at end of period	$10.08	$8.72	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	1,031	461	0	9	1

CFI 275

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80	$7.72
Value at end of period	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	0	0	0	147	134	195	285	250	1,121	126
ING BALANCED PORTFOLIO
Value at beginning of period	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94
Value at end of period	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35
Number of accumulation units outstanding at end of period	1,042	1,005	0	3,283	2,296	1,853	1,626	2,044	4,331	1,104
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68
Value at end of period	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43
Number of accumulation units outstanding at end of period	84	84	377	1,595	916	1,389	6,111	5,624	6,600	2,464
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.25	$11.86	$11.23	$9.48	$13.48	$12.58	$11.55
Value at end of period	$14.35	$12.25	$11.86	$11.23	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	0	0	0	345	13	28	144
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.82	$9.05	$8.08	$6.27	$10.41	$10.68
Value at end of period	$9.98	$8.82	$9.05	$8.08	$6.27	$10.41
Number of accumulation units outstanding at end of period	3	3	29	4,526	3,651	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.54	$5.14	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56
Value at end of period	$4.83	$4.54	$5.14	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68
Number of accumulation units outstanding at end of period	0	0	228	4,034	170	223	17,622	15,395	9,089	7,676
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.49	$10.14	$8.84	$6.70	$9.74
Value at end of period	$11.81	$9.49	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	0	0	0	267	169
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29	$10.47
Value at end of period	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29
Number of accumulation units outstanding at end of period	0	0	0	2,022	0	0	136
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.70	$10.11	$8.18	$6.55
Value at end of period	$10.93	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	0	209
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49	$16.10
Value at end of period	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	0	0	0	206	1	109	268	155	114	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05	$12.42
Value at end of period	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	0	0	0	1,932	1,097	28	1,659

CFI 276

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	116	116	658	1,432	2,223	3,251	17,226	19,281
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.42	$12.74	$10.62	$7.83	$13.44	$9.68
Value at end of period	$10.95	$11.42	$12.74	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	36	970	37	1,251	493	274
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$14.88	$17.36	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82
Value at end of period	$16.05	$14.88	$17.36	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68
Number of accumulation units outstanding at end of period	0	0	0	1	0	127	1,103	1,266	2,100	1,051
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04
Value at end of period	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49
Number of accumulation units outstanding at end of period	8,164	7,343	377	213	15	15	861	2,032	4,384	8,525
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54
Value at end of period	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86
Number of accumulation units outstanding at end of period	410	410	1	1,244	1,573	1,785	3,078	3,115	18,809	7,273
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42
Value at end of period	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23
Number of accumulation units outstanding at end of period	707	660	64	1,595	735	1,975	10,235	9,579	8,428	4,942
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02
Value at end of period	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12
Number of accumulation units outstanding at end of period	1	1	20	840	63	278	1,404	1,143	4,883	2,683
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51
Value at end of period	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21
Number of accumulation units outstanding at end of period	688	524	193	3,587	3,014	3,959	4,802	5,020	11,955	9,277
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.88	$7.94	$7.46	$6.87
Value at end of period	$8.05	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	47	47	48	102
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21	$7.76
Value at end of period	$12.90	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	1,215	1,023	64	237	225	433	654	1,087	937	170
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62	$8.54
Value at end of period	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	1	1	484	715	354	624	2,122	2,269	1,467	236
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	0	0	2,066	4,654	3,354	2,989	26,430	30,869

CFI 277

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	52	52	305	268	219	157	1,198	696
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40	$11.85
Value at end of period	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	0	497	0	6	0	0	1,019	592
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76	$10.37
Value at end of period	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	0	0	132	132	198	240	158	524	4,854	1,778
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99	$13.05
Value at end of period	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	20
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.38	$8.21	$6.97	$6.27	$9.10	$9.33
Value at end of period	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	14,505	13,278	34	197	312	939
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.64	$9.91	$8.37	$8.29
Value at end of period	$10.74	$9.64	$9.91	$8.37
Number of accumulation units outstanding at end of period	0	0	0	2
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.59	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95	$11.58
Value at end of period	$16.00	$14.59	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	580	580	146	808	428	1,045	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.53	$16.70	$14.89	$11.36	$18.49	$14.71	$12.74
Value at end of period	$19.59	$17.53	$16.70	$14.89	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	1,322	660	0	110	90	21	590
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31	$7.52
Value at end of period	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	13	13	13	175	35	14	14	14	311	72
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42
Value at end of period	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36
Number of accumulation units outstanding at end of period	0	0	656	10,021	2,810	3,458	14,216	15,901	19,620	10,100
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	1,275	1,186	3,926	12,915	11,716	15,972	40,349	37,653

CFI 278

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26	$10.82
Value at end of period	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26
Number of accumulation units outstanding at end of period	1,551	762	0	2	0	0	8
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99	$10.75
Value at end of period	$15.89	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	388	390	1,081	8,360	3,297	4,954	11,059	10,810	8,418	3,594
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.62	$10.19	$8.89	$7.24	$11.21	$11.78
Value at end of period	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	114	86
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57	$10.33
Value at end of period	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	0	0	0	536	113	86	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.91	$10.55	$9.05	$7.31	$11.05	$11.34
Value at end of period	$10.87	$9.91	$10.55	$9.05	$7.31	$11.05
Number of accumulation units outstanding at end of period	8	8	220	1,710	1,652	1,767
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.33	$13.94	$12.53	$10.70
Value at end of period	$16.19	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	0	0	32	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.05	$8.95	$8.08	$6.88
Value at end of period	$10.32	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	0	0	49	47
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.86	$12.96	$11.82	$10.05
Value at end of period	$14.71	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	0	34	32
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80	$4.95
Value at end of period	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	173	670	639	1
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38
Value at end of period	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50
Number of accumulation units outstanding at end of period	0	0	0	2,138	894	2,062	3,942	3,575	2,135	813
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.67	$10.44
Value at end of period	$12.39	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	0	0	7,834	6,516	0	0	1,233	670

CFI 279

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11	$11.33
Value at end of period	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	0	0	0	22,876	73	129	56
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.83	$11.51	$10.18	$8.04	$11.97
Value at end of period	$12.29	$10.83	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	12	13	14	7,736	17
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79	$11.69
Value at end of period	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	0	0	67	7,127	13	16	19
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87
Value at end of period	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44
Number of accumulation units outstanding at end of period	0	0	0	24	16	20	64	323	186	137
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43
Value at end of period	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03
Number of accumulation units outstanding at end of period	0	0	0	400	0	44	187	431	2,284	227
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01	$13.01
Value at end of period	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01
Number of accumulation units outstanding at end of period	0	0	0	25	16	111	1,035	873	5,024	32
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	0	0	412	20,075	335	3,617	158	7
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	22	22	4,519	12,833	11,994	11,270	28,554	31,054
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	527	527	380	3,596	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30
Value at end of period	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18
Number of accumulation units outstanding at end of period	45	46	72	2,781	2,265	2,270	12,835	13,347	5,537	2,783
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.87	$13.71	$12.23	$6.97	$11.10	$10.96
Value at end of period	$13.91	$11.87	$13.71	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	0	0	0	6,037	1,369	3,617
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.64	$8.79	$8.19	$6.28	$10.20
Value at end of period	$8.96	$7.64	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	1,681	1,213	0	920	16

CFI 280

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05	$9.70
Value at end of period	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	0	0	0	75	30	0	19
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.78	$11.13	$10.63	$10.27
Value at end of period	$12.07	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	0	0	0	585
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.91	$10.31	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02
Value at end of period	$11.09	$9.91	$10.31	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37
Number of accumulation units outstanding at end of period	0	0	44	735	579	961	6,998	6,720	1,012	0
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26
Value at end of period	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68
Number of accumulation units outstanding at end of period	0	0	4,182	9,942	10,490	9,584	10,250	7,243	4,625	3,571
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.89
Number of accumulation units outstanding at end of period	0
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.15	$7.33
Value at end of period	$8.48	$8.15
Number of accumulation units outstanding at end of period	0	2,694
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.80	$11.15	$9.06	$7.31
Value at end of period	$12.37	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	0	13
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23	$7.74
Value at end of period	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	1,245	1,165	1,688	3,620	1,998	2,430	6,228	5,844	5,107	1,170
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.14	$10.60	$8.77	$6.82	$11.31	$10.82
Value at end of period	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	0	0	0	1,252	115	86
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	1,217	918	233	630	192	166	362	259	21
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	404	196	377	613	237	332	553	692	49

CFI 281

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	0	0	135	1,915	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	0	0	106	962	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	1,622	761	0	429	1,577	82	3,393	2,712	1,575
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.81	$10.33	$9.04	$5.25	$12.72	$13.02
Value at end of period	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	40	40	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	0	0	440	440	345	252	219	126	13
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.60	$8.15
Value at end of period	$10.35	$8.60
Number of accumulation units outstanding at end of period	1,614	1,372
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	660	599	1,210	6,163	1,086	38	213	80	30
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.95	$10.42	$9.85	$8.69	$8.36
Value at end of period	$11.44	$10.95	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	0	0	0	4	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	542	292	781	7,690	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.62	$10.24	$8.31	$5.62	$10.47	$10.70
Value at end of period	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	1,280	1,173	0	139	0	589
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	985	834	152	413	180	111	29	5

CFI 282

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	0	854	102	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	711	382	839	6,716	5,578	4,059	3,417	2,757	691
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	50	50	113	117	83	73	447	432	19

TABLE 31
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.07	$13.98	$12.84
Value at end of period	$14.80	$13.07	$13.98
Number of accumulation units outstanding at end of period	298	49	37
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.58	$10.93	$9.56	$7.96
Value at end of period	$11.60	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	3,742	4,953	1,136	260
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.95	$10.90	$9.85	$8.36
Value at end of period	$11.84	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	829	1,716	942	186
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.39	$11.11	$10.68	$10.40
Value at end of period	$13.03	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	5,900	4,209	1,982	1,884
ARIEL FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$10.85
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	49
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.53	$8.23	$7.88	$6.42
Value at end of period	$9.31	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	214	224	2,394	639

CFI 283

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.78	$11.70	$10.58
Value at end of period	$12.38	$10.78	$11.70
Number of accumulation units outstanding at end of period	210	282	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.29	$15.60	$12.58	$11.44
Value at end of period	$17.07	$15.29	$15.60	$12.58
Number of accumulation units outstanding at end of period	71	95	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43
Value at end of period	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62
Number of accumulation units outstanding at end of period	12,050	13,142	14,561	17,007	15,213	15,898	14,936	17,408	14,456	14,376
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$9.74
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	949
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$8.70
Value at end of period	$9.42
Number of accumulation units outstanding at end of period	33
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.06	$9.60	$7.92	$6.31
Value at end of period	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,581	1,554	1,541	1,510
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	17,382	18,045	17,715	20,628	17,474	11,102	8,992	7,223	2,666
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35
Value at end of period	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45
Number of accumulation units outstanding at end of period	27,210	27,772	34,184	36,898	36,107	41,702	52,831	49,670	48,132	40,920
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91
Value at end of period	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59
Number of accumulation units outstanding at end of period	13,228	15,035	14,682	18,638	18,963	20,313	35,555	43,295	58,807	61,026
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52
Value at end of period	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09
Number of accumulation units outstanding at end of period	22,847	25,433	28,009	30,853	23,971	28,223	33,723	39,799	74,235	76,228
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92
Value at end of period	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60
Number of accumulation units outstanding at end of period	2,643	2,829	3,005	3,182	4,484	5,308	4,129	5,314	6,900	4,455
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20
Value at end of period	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99
Number of accumulation units outstanding at end of period	2,454	2,554	2,886	3,112	3,419	5,720	7,450	6,764	5,835	1,647

CFI 284

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.71	$9.00	$8.01	$6.09	$7.67
Value at end of period	$10.06	$8.71	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	1,430	2,096	1,076	435	18
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07
Value at end of period	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79
Number of accumulation units outstanding at end of period	1,381	1,501	1,706	1,512	2,225	1,558	5,056	8,063	6,038	3,999
ING BALANCED PORTFOLIO
Value at beginning of period	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89
Value at end of period	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28
Number of accumulation units outstanding at end of period	14,128	11,453	14,159	16,549	15,461	17,025	19,750	20,839	27,060	25,464
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68
Value at end of period	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42
Number of accumulation units outstanding at end of period	3,479	2,951	4,733	7,462	6,827	4,861	6,107	5,417	4,659	2,488
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.21	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19	$10.72
Value at end of period	$14.30	$12.21	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	1,930	1,863	1,474	1,143	1,074	735	505	206
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.80	$9.04	$8.07	$6.26	$10.40	$10.68
Value at end of period	$9.95	$8.80	$9.04	$8.07	$6.26	$10.40
Number of accumulation units outstanding at end of period	12,897	15,733	16,399	22,193	19,269	19,978
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Value at end of period	$4.80	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67
Number of accumulation units outstanding at end of period	5,467	16,082	13,186	13,950	13,350	19,501	17,078	17,252	30,281	20,643
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.48	$10.13	$8.83	$6.70	$9.74
Value at end of period	$11.78	$9.48	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	4,718	6,122	5,770	5,568	6,334
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29	$10.53
Value at end of period	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,813	1,380	2,187	1,690	1,382	2,216	874
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.68	$10.08	$8.16	$6.64	$10.21	$10.38
Value at end of period	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	54	54	332	268	143	47
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48	$12.46
Value at end of period	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	706	1,027	1,356	817	959	633	920	694	1,012	612

CFI 285

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03	$12.80
Value at end of period	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	738	561	406	608	530	132	345
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	15,770	17,779	29,035	36,007	25,996	27,017	31,040	34,808
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.39	$12.72	$10.60	$7.82	$13.44	$9.68
Value at end of period	$10.91	$11.39	$12.72	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	10,179	10,243	6,069	7,496	8,054	9,805
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$14.77	$17.24	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79
Value at end of period	$15.91	$14.77	$17.24	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63
Number of accumulation units outstanding at end of period	5,675	10,534	8,701	10,807	10,670	8,598	14,659	17,320	24,275	18
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00
Value at end of period	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44
Number of accumulation units outstanding at end of period	37,457	54,654	53,946	38,983	35,843	37,302	47,214	42,868	33,486	40,201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50
Value at end of period	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79
Number of accumulation units outstanding at end of period	13,302	13,105	15,883	20,499	19,455	23,786	34,685	34,402	65,982	63,684
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39
Value at end of period	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18
Number of accumulation units outstanding at end of period	11,450	11,665	12,096	16,999	17,660	20,655	33,680	34,836	50,146	40,269
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00
Value at end of period	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09
Number of accumulation units outstanding at end of period	6,406	8,932	8,400	12,254	10,788	15,320	18,740	18,033	21,398	21,695
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46
Value at end of period	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16
Number of accumulation units outstanding at end of period	17,155	20,886	22,691	24,202	25,237	38,316	37,072	37,577	36,295	35,550
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.86	$7.93	$7.45	$5.23
Value at end of period	$8.04	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	2,740	3,158	3,159	7,578
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96
Value at end of period	$12.83	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20
Number of accumulation units outstanding at end of period	4,051	3,902	3,792	3,585	4,443	7,903	6,618	4,836	5,530	1,188

CFI 286

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Value at end of period	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61
Number of accumulation units outstanding at end of period	2,171	2,826	3,608	3,265	2,836	3,359	3,181	2,307	3,282	1,449
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	29,887	29,468	31,084	41,533	43,641	48,091	72,543	79,254
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	1,099	1,388	2,573	2,701	2,259	1,872	776	394
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	2,486	1,717	1,669	1,614	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16
Value at end of period	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	2,285	2,472	3,393	3,393	3,536	2,932	3,141	3,745	2,996	450
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	2,771	2,369	2,140	1,695	1,400	1,352	153	20
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.28	$10.31
Value at end of period	$11.97	$10.28
Number of accumulation units outstanding at end of period	19,744	20,962
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.36	$8.19	$6.96	$6.26	$9.09	$9.33
Value at end of period	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	14,691	18,102	13,668	13,470	15,531	16,017
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.63	$9.90	$8.36	$6.56	$10.23
Value at end of period	$10.72	$9.63	$9.90	$8.36	$6.56
Number of accumulation units outstanding at end of period	42	8	669	245	887
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.52	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95	$11.38
Value at end of period	$15.92	$14.52	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	3,264	5,609	3,342	4,467	5,991	5,779	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$17.47	$16.65	$14.85	$11.34	$18.47	$14.70	$11.69
Value at end of period	$19.52	$17.47	$16.65	$14.85	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	2,644	2,502	2,829	4,069	3,049	4,937	506

CFI 287

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90
Value at end of period	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30
Number of accumulation units outstanding at end of period	1,416	1,374	1,672	738	828	1,625	1,551	2,563	2,401	738
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37
Value at end of period	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31
Number of accumulation units outstanding at end of period	40,352	67,670	52,402	56,488	46,062	32,771	30,485	38,256	45,730	54,737
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	34,852	37,988	47,380	63,114	59,696	72,848	109,286	111,964
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	7,095	5,077	3,337	2,233	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70
Value at end of period	$15.80	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98
Number of accumulation units outstanding at end of period	36,861	41,584	26,142	23,491	11,692	9,963	16,541	15,112	21,365	7,014
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78	$10.73
Value at end of period	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	357	479	806	1,021	1,740	2,392	1
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.12
Value at end of period	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	1,322	903	11,118	9,301	7,470	5,256	121
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.88	$10.53	$9.03	$7.30	$11.04	$11.03
Value at end of period	$10.84	$9.88	$10.53	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	15,042	15,102	17,788	16,775	14,693	14,110
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.31	$13.93	$12.52	$10.69
Value at end of period	$16.16	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	933	791	651	194
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.04	$8.93	$8.08	$6.62	$6.83
Value at end of period	$10.30	$9.04	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	6,257	4,459	3,117	2,084	238
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.84	$12.95	$11.82	$10.05
Value at end of period	$14.68	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	425	682	512	307

CFI 288

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.33	$15.89	$12.81	$11.40
Value at end of period	$17.46	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	745	503	1,054	1,069
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.75	$10.08	$8.16	$6.32
Value at end of period	$11.26	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	989	191	182	248
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.24	$10.80	$8.66	$6.94	$7.29
Value at end of period	$11.71	$10.24	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	1,720	680	377	229	217
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97
Value at end of period	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80
Number of accumulation units outstanding at end of period	2,703	2,631	3,000	2,860	2,417	4,083	2,916	2,419	3,100	2,828
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33
Value at end of period	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43
Number of accumulation units outstanding at end of period	4,236	4,463	4,765	6,835	7,758	7,820	16,611	15,742	26,280	22,131
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$12.35	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	10,853	10,610	16,937	13,366	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	47,419	44,371	41,968	34,899	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	23,515	28,406	29,908	20,555	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	16,702	18,112	26,986	30,750	22,707	13,264	5,998	153
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.77	$11.51	$10.92
Value at end of period	$12.27	$10.77	$11.51
Number of accumulation units outstanding at end of period	1,539	474	32
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.05	$9.41	$8.66
Value at end of period	$10.15	$9.05	$9.41
Number of accumulation units outstanding at end of period	5,399	3,735	2,673

CFI 289

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	5,479	5,471	5,232	2,885	662	657	109	4
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.72	$9.92	$9.05	$7.63	$8.87
Value at end of period	$10.73	$9.72	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	3,606	3,490	3,342	974	265
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83
Value at end of period	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38
Number of accumulation units outstanding at end of period	12,502	12,232	16,092	13,470	10,065	8,563	7,953	7,707	6,277	7,472
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40
Value at end of period	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97
Number of accumulation units outstanding at end of period	20,010	18,910	19,501	18,825	14,198	11,793	11,760	11,524	22,433	11,677
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85
Value at end of period	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96
Number of accumulation units outstanding at end of period	19,987	18,921	21,538	29,351	24,561	21,320	24,061	18,722	17,915	25,055
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	20,731	15,475	15,181	14,422	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	36,350	42,238	47,147	50,939	55,676	49,570	58,970	64,144
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92	$11.34
Value at end of period	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	9,187	10,133	7,865	8,520	4,910	5,547	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26
Value at end of period	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12
Number of accumulation units outstanding at end of period	10,428	12,141	12,154	12,874	12,537	13,010	17,141	17,981	22,725	19,593
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	463	285	1,064	873	849	1,277	4	16
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	13,590	13,822	14,248	14,037	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05	$10.68
Value at end of period	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	4,266	3,085	4,583	3,377	1,890	1,050	152

CFI 290

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.76	$11.12	$10.62	$10.18	$10.00
Value at end of period	$12.04	$11.76	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	901	413	4,238	4,548	1,879
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.83	$10.23	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99
Value at end of period	$11.00	$9.83	$10.23	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62
Number of accumulation units outstanding at end of period	5,064	16,266	16,521	14,316	11,581	11,645	9,649	8,118	7,714	5,696
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.57	$12.79
Value at end of period	$13.68	$12.57
Number of accumulation units outstanding at end of period	582	340
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25
Value at end of period	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66
Number of accumulation units outstanding at end of period	8,132	11,968	13,392	20,433	19,762	18,679	23,894	12,724	22,296	22,662
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.88
Number of accumulation units outstanding at end of period	2,595
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$22.20	$20.74	$18.44
Value at end of period	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$20.20	$20.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	58	56,850	56,454
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$20.03	$20.60	$16.60	$11.62	$20.95	$17.42	$15.54	$14.03	$11.78	$8.84
Value at end of period	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.41	$15.54	$14.03	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	112	104	194	78,427	81,861
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15	$14.70	$11.31
Value at end of period	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15	$14.70
Number of accumulation units outstanding at end of period	3	3	4	4	4	4	4	5	30,588	26,960
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.13	$8.76	$7.21	$6.37
Value at end of period	$8.45	$8.13	$8.76	$7.21
Number of accumulation units outstanding at end of period	658	46	28	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.78	$11.14	$9.05	$7.47
Value at end of period	$12.34	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	567	595	543	532
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30
Value at end of period	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22
Number of accumulation units outstanding at end of period	4,997	5,402	8,443	7,787	9,114	11,233	18,993	16,699	14,769	10,530
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.11	$10.58	$8.75	$6.81	$11.30	$11.00
Value at end of period	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	1,934	1,833	2,300	2,007	1,881	520

CFI 291

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	7,997	8,508	9,716	8,803	8,570	8,223	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	2,864	4,430	5,724	5,627	4,942	6,334	5,989	4,372	1,040
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	1,104	978	793	766	710	255	246	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	10,831	14,331	16,672	19,064	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	11,129	12,452	13,919	12,381	11,391	5,390	6,647	4,040	1,184
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.79	$10.32	$9.03	$5.24	$12.72	$10.73
Value at end of period	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	1,818	4,396	2,113	4,514	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	3,795	3,933	5,432	6,010	5,728	4,380	3,344	2,009	1,189
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.58	$10.16	$8.25	$5.49
Value at end of period	$10.33	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	410	240	83	19
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	13,656	16,810	13,156	12,037	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.93	$10.41	$9.84	$8.69	$9.69
Value at end of period	$11.41	$10.93	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	2,200	2,419	13,628	5,802	61
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	32,625	33,780	38,162	36,064	29,374	21,838	19,538	10,987	4,306

CFI 292

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$8.06
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	355
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.60	$10.22	$8.29	$5.62	$10.47	$10.94
Value at end of period	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	4,601	3,731	3,209	490	89	11
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	5,618	4,686	5,887	5,175	5,239	5,999	1,563	1,281	133
WANGER USA
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	3,267	4,986	4,578	4,253	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	16,053	20,788	19,154	35,645	18,178	14,172	15,301	10,000	1,766
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	2,945	3,348	3,855	3,962	3,075	2,977	4,717	6,052	3,377

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.05	$13.97	$13.52
Value at end of period	$14.78	$13.05	$13.97
Number of accumulation units outstanding at end of period	17	417	8
AMANA GROWTH FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.56	$10.92	$10.48
Value at end of period	$11.57	$10.56	$10.92
Number of accumulation units outstanding at end of period	30	17	225
AMANA INCOME FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.94	$11.09
Value at end of period	$11.82	$10.94
Number of accumulation units outstanding at end of period	2	1

CFI 293

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.37	$11.10	$10.76
Value at end of period	$13.00	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	0	13
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.27	$15.58	$13.68
Value at end of period	$17.04	$15.27	$15.58
Number of accumulation units outstanding at end of period	0	0	350
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57	$13.96
Value at end of period	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	203	3,812	2,356	2,192	2,077	1,914	1,685	1,501	918	1,008
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.05	$9.59	$7.91	$7.19
Value at end of period	$10.39	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	14	10	5
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	659	2,910	2,184	1,918	1,624	1,608	1,803	859	339
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37	$17.06
Value at end of period	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	3,353	4,037	10,178	11,786	10,582	9,965	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53	$14.45
Value at end of period	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	2,978	9,781	4,970	8,190	8,034	7,987	8,490	8,278	5,408	1,685
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04	$13.25
Value at end of period	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	4,065	5,060	5,392	5,701	6,224	6,671	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56	$10.18
Value at end of period	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	106	68	354	208	192	162	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98	$10.79
Value at end of period	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	814	1,157	2,723	2,447	2,467	1,158	2,475	680	2,065	8
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78	$9.86
Value at end of period	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	0	0	254	250	46	42	38	231	210	14

CFI 294

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22	$14.94
Value at end of period	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	19	31	33	34	208	251	528	2,141	1,709	10
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	16	75	1,112	932	937	915	860	420	1,717
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.17	$11.79	$11.18	$9.45	$13.44	$12.56	$12.26
Value at end of period	$14.25	$12.17	$11.79	$11.18	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	11	482	64	44	21	9	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.77	$9.02	$8.06	$6.26	$10.40	$10.68
Value at end of period	$9.93	$8.77	$9.02	$8.06	$6.26	$10.40
Number of accumulation units outstanding at end of period	2,525	8,207	3,235	3,188	3,411	4,572
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$4.49	$5.08	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57	$3.32
Value at end of period	$4.77	$4.49	$5.08	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	18	2,323	2,219	2,131	2,084	2,512	2,056	2,123	704
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.46	$10.12	$8.82	$6.69	$9.74
Value at end of period	$11.75	$9.46	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	497	1,526	967	938	893
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.00	$10.19	$8.08	$6.03	$9.96	$11.40
Value at end of period	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	714	13	37	28	18	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	36	919	184	131	156	73	62	29	13
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.43	$15.30	$12.09	$8.81	$13.57
Value at end of period	$15.17	$13.43	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	21	320	27	19	17
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,569	3,916	4,484	9,210	9,805	9,554	11,424	14,778
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.36	$12.69	$10.58	$7.81	$13.43	$9.68
Value at end of period	$10.88	$11.36	$12.69	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	56	291	420	403	425	1,027

CFI 295

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.65	$17.11	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10	$13.89
Value at end of period	$15.78	$14.65	$17.11	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	192	859	581	557	1,277	1,231	1,214	362	18
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39	$10.98
Value at end of period	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	1,244	2,560	3,361	125	191	481	600	389	400	121
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73	$14.93
Value at end of period	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	1,194	6,760	3,707	3,512	4,528	5,377	5,695	4,414	3,150	534
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14	$15.11
Value at end of period	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	978	3,528	3,702	5,013	7,286	7,369	8,064	8,297	7,191	542
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05	$11.22
Value at end of period	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	546	2,098	1,768	1,675	1,919	1,980	1,857	1,572	2,461	217
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10	$14.61
Value at end of period	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	1,400	5,374	2,823	8,270	7,873	7,711	10,778	9,281	5,026	3,099
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.85	$7.92	$7.45	$6.86
Value at end of period	$8.02	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	58	562	353	416
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$12.76	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	134	312	824	1,174	914	799	1,205	892	867
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60	$10.38
Value at end of period	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	136	259	2,850	2,470	2,225	76	1,909	171	139	29
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	5,478	8,138	9,820	14,368	13,615	13,423	14,294	12,593
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.12	$11.53	$10.40	$10.17
Value at end of period	$12.56	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	0	0	269	269

CFI 296

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	214	885	523	485	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	108	651	1,123	751	714	615	820	578	117
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.22	$13.60	$10.89	$8.67	$12.56	$12.81
Value at end of period	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	0	345	281	16	7	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.27	$10.31
Value at end of period	$11.96	$10.27
Number of accumulation units outstanding at end of period	1,008	3,325
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.34	$8.17	$6.95	$6.25	$9.08	$9.32
Value at end of period	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	1,159	2,789	2,949	3,989	3,584	4,319
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.61	$9.89	$8.35	$6.55	$10.23
Value at end of period	$10.69	$9.61	$9.89	$8.35	$6.55
Number of accumulation units outstanding at end of period	1,625	1,344	1,027	783	1,125
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.46	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94	$11.52
Value at end of period	$15.85	$14.46	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	2	2,881	3,321	2,492	1,905	1,880	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.41	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39	$10.91
Value at end of period	$19.44	$17.41	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	51	472	571	441	316	153	105	29
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29	$8.80
Value at end of period	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	16	16	292	241	224	234	198	1,044	1,228	40
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26	$12.28
Value at end of period	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	7,792	15,525	11,458	15,436	16,416	13,924	20,706	7,633	8,448	3,540
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	5,399	9,845	12,899	17,633	19,338	21,850	22,250	15,150

CFI 297

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24	$10.54
Value at end of period	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	1,152	649	1,034	894	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97	$10.86
Value at end of period	$15.72	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	1,520	4,380	15,517	14,065	11,334	5,026	9,814	3,410	637	792
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.56	$10.14	$8.86	$7.22	$11.19	$11.14
Value at end of period	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	298	399	379	353	327	287
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.53	$14.85	$12.66	$7.69	$8.45
Value at end of period	$16.64	$14.53	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	0	0	115	115	44
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.85	$10.50	$9.01	$7.29	$11.03	$10.58
Value at end of period	$10.80	$9.85	$10.50	$9.01	$7.29	$11.03
Number of accumulation units outstanding at end of period	2,224	2,837	7,831	7,119	6,747	4,217
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.30	$13.92	$12.52	$10.69
Value at end of period	$16.13	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	97	84	67	50
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.02	$8.92	$8.07	$6.62	$7.15
Value at end of period	$10.27	$9.02	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	510	942	310	2,121	1,895
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.82	$12.94	$11.81	$10.05
Value at end of period	$14.65	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	0	21	13
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.31	$15.88	$12.80	$11.40
Value at end of period	$17.42	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	30	30	52	43
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.74	$10.07	$9.30
Value at end of period	$11.23	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	0	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.22	$10.79	$8.66	$7.79
Value at end of period	$11.68	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	16	12	331	4

CFI 298

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79	$6.78
Value at end of period	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	346	534	479	1,402	1,067	898	1,011	570	294	56
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37	$16.85
Value at end of period	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	176	366	472	626	1,575	1,737	2,089	1,854	2,451	1,117
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$12.30	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	30	1,956	776	829	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09	$11.33
Value at end of period	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	1,307	12,126	10,257	7,566	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43	$11.67
Value at end of period	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	2,552	3,543	125	817	432	177	77
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	1,233	5,178	513	388	252	153	36	11
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.88
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	1,922
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.04	$9.40	$8.46	$8.00
Value at end of period	$10.13	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	8	6	4	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	0	0	0	0	194	0	8	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33	$13.38
Value at end of period	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	986	1,031	1,892	1,703	1,564	1,289	917	2,270	2,374	102
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92	$12.51
Value at end of period	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	305	300	1,167	786	311	382	514	373	1,151	929

CFI 299

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90	$12.71
Value at end of period	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	700	758	791	780	871	843	984	852	660	198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	19	317	6,848	6,491	5,791	514	4,539	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	2,229	3,693	3,410	4,546	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	5	684	76	96	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05	$15.23
Value at end of period	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	270	704	1,867	2,929	2,101	2,188	2,136	1,872	1,364	357
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.79	$13.65	$12.17	$8.97	$18.03	$18.60
Value at end of period	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	8	5	0	13	13	94
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.61	$8.77	$8.17	$6.28	$10.20
Value at end of period	$8.91	$7.61	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	276	5,123	2,433	2,731	2,352
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$8.53	$9.18	$9.00
Value at end of period	$10.23	$8.53	$9.18
Number of accumulation units outstanding at end of period	34	19	3
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.73	$11.11	$10.62	$10.68
Value at end of period	$12.01	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	5	5	4	2
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$9.75	$10.16	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71	$8.53
Value at end of period	$10.91	$9.75	$10.16	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	814	1,231	1,519	1,475	1,382	2,140	2,145	1,866	1,075
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.55	$13.58	$12.25	$11.16
Value at end of period	$13.66	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	20	11	394	14

CFI 300

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65	$7.22
Value at end of period	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	689	4,068	2,609	2,744	2,458	2,509	3,703	4,037	3,198	2,679
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.86
Number of accumulation units outstanding at end of period	67
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66	$19.22
Value at end of period	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	0	0	0	9	6	6	15	13	5,604	2,119
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74	$10.35
Value at end of period	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	0	0	0	15	9	10	27	22	2,240	1,673
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20	$9.32
Value at end of period	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	423	963	2,822	2,762	2,607	2,653	2,899	2,894	2,539	1,851
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.09	$10.55	$8.74	$8.34
Value at end of period	$11.01	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	0	0	33	12
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	5	1,049	586	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	380	483	1,263	1,250	1,171	844	1,635	843	121
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this opiton during August 2003)
Value at beginning of period	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90	$11.82
Value at end of period	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90
Number of accumulation units outstanding at end of period	0	0	0	15	9	11	25	20	3,448	60
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27	$13.34
Value at end of period	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	20	236	263	784	687	1,221	579
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	0	0	2,299	1,734	1,154	221	203	451	137

CFI 301

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	9	632	110	147	314	172	165	558	146
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.77	$10.30	$9.01	$5.24	$12.71	$11.27
Value at end of period	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	188	751	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	3	138	286	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	303	737	1,615	1,256	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.91	$10.39	$9.83	$8.68	$9.69
Value at end of period	$11.39	$10.91	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	356	259	80	53	40
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	2,247	5,546	10,134	8,781	8,273	6,131	7,390	3,169	983
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.58	$10.20	$8.28	$7.94
Value at end of period	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	0	0	372	352
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64	$13.32
Value at end of period	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	97	837	88	175	148	92	51
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	93	357	5,828	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	468	1,267	1,696	1,925	1,529	2,194	3,367	2,307	837
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	269	279	801	955	786	945	871	1,315	329

CFI 302

Condensed Financial Information (continued)

TABLE 33

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.03	$13.96	$12.93	$12.83
Value at end of period	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	0	680	596
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.54	$10.90	$9.55	$8.87
Value at end of period	$11.55	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	1,369	1,505	578	101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.92	$10.87	$9.83	$8.82
Value at end of period	$11.79	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	1,407	1,614	565	603
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.35	$11.10	$11.00
Value at end of period	$12.98	$12.35	$11.10
Number of accumulation units outstanding at end of period	0	768	163
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.77	$11.55
Value at end of period	$12.35	$10.77
Number of accumulation units outstanding at end of period	41	32
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.25	$15.57	$12.63
Value at end of period	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	411	395	74
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35
Value at end of period	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51
Number of accumulation units outstanding at end of period	177	361	177	177	178	237	270	253	2,059	720
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.28	$8.85	$7.73	$6.16	$8.87
Value at end of period	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	0	0	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.03	$9.58	$8.10
Value at end of period	$10.36	$9.03	$9.58
Number of accumulation units outstanding at end of period	124	125	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	1,965	2,203	1,235	1,609	809	461	474	454	3

CFI 303

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25
Value at end of period	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30
Number of accumulation units outstanding at end of period	2,578	4,221	4,140	6,050	6,546	5,944	12,425	13,836	20,847	15,543
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82
Value at end of period	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46
Number of accumulation units outstanding at end of period	1,472	3,167	2,067	3,869	2,271	2,236	6,429	6,966	9,873	9,402
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45
Value at end of period	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98
Number of accumulation units outstanding at end of period	4,985	10,097	5,694	7,724	6,516	4,855	8,551	9,970	18,809	17,712
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86
Value at end of period	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51
Number of accumulation units outstanding at end of period	1,060	2,431	1,135	1,785	1,146	1,133	1,136	554	1,862	3,208
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Value at end of period	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96
Number of accumulation units outstanding at end of period	334	726	0	325	768	705	643	683	1,132	123
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.68	$8.98	$8.00	$7.39
Value at end of period	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,681	1,989	1,151	456
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.50	$17.46
Value at end of period	$18.91	$16.50
Number of accumulation units outstanding at end of period	531	2
ING BALANCED PORTFOLIO
Value at beginning of period	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80
Value at end of period	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16
Number of accumulation units outstanding at end of period	561	599	1,420	1,459	1,357	1,097	844	939	2,449	4,502
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.72
Value at end of period	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	758	412	75	31	265	89	4	4	1,075	533
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.13	$11.76	$11.15	$9.43	$12.50
Value at end of period	$14.19	$12.13	$11.76	$11.15	$9.43
Number of accumulation units outstanding at end of period	511	587	539	512	5
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.75	$9.00	$8.04	$6.25	$10.40	$10.68
Value at end of period	$9.90	$8.75	$9.00	$8.04	$6.25	$10.40
Number of accumulation units outstanding at end of period	2,996	6,121	2,286	5,417	2,742	3,672
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$4.46	$5.06	$4.33	$2.88	$2.88
Value at end of period	$4.74	$4.46	$5.06	$4.33	$2.88
Number of accumulation units outstanding at end of period	1,150	1,498	196	101	4

CFI 304

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	0	6
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	0	6	6	6	68	42	13
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.62	$10.70
Value at end of period	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	79
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.65	$17.73	$16.06	$12.39	$20.69	$20.10
Value at end of period	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	0	0	27	4
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.38	$15.25	$12.06	$8.80	$13.44
Value at end of period	$15.11	$13.38	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	467	516	126	634	38
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	1,412	1,076	454	1,304	699	1,120	1,060	1,048
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.33	$12.66	$10.57	$7.80	$13.42	$12.50
Value at end of period	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	778	775	1,594	1,588	40	6
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$14.54	$16.99	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72
Value at end of period	$15.65	$14.54	$16.99	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52
Number of accumulation units outstanding at end of period	1,266	578	479	1,396	474	470	629	1,452	3,059	4,476
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94
Value at end of period	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34
Number of accumulation units outstanding at end of period	7,133	9,334	10,332	13,350	7,858	7,122	8,085	8,020	10,520	15,853
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42
Value at end of period	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67
Number of accumulation units outstanding at end of period	2,318	5,764	2,891	6,208	3,313	3,243	4,510	6,666	10,028	12,701
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33
Value at end of period	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09
Number of accumulation units outstanding at end of period	1,737	2,318	2,168	3,104	2,902	2,693	5,353	6,815	10,138	7,103
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96
Value at end of period	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02
Number of accumulation units outstanding at end of period	509	2,426	28	719	612	514	980	1,096	2,042	5,706

CFI 305

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36
Value at end of period	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04
Number of accumulation units outstanding at end of period	42	1,295	977	1,491	1,041	1,018	977	2,138	8,669	15,265
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	12	36	37	38
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Value at end of period	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17
Number of accumulation units outstanding at end of period	0	12	807	626	1,363	1,138	886	701	1,089	1,101
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.22
Value at end of period	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	1,115	489	0	0	40	341	334	326	1,414	258
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	3,741	7,593	4,626	5,770	7,418	4,996	7,363	8,473
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.08	$11.50	$10.38	$8.50	$11.70
Value at end of period	$12.51	$11.08	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	282	0	0	4
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$15.75
Value at end of period	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	74	231	581	449	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.09	$17.04	$14.07	$11.36	$17.23	$17.58
Value at end of period	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	1,317	216	1	1	99	44
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.18	$13.56	$10.86	$9.91
Value at end of period	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	134	127	83	27
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.27	$10.30
Value at end of period	$11.94	$10.27
Number of accumulation units outstanding at end of period	4,629	5,342
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	1,913	3,488	2,288	3,288	1,156	1,224

CFI 306

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.40	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$15.77	$14.40	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	200	365	587	1,477	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.75
Value at end of period	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68
Number of accumulation units outstanding at end of period	94	201	621	1,294	6	0	325
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89
Value at end of period	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	71	189	22	0	76	80	152	252	593	489
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29
Value at end of period	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22
Number of accumulation units outstanding at end of period	2,718	3,190	1,614	4,626	5,570	4,415	592	1,943	11,324	16,499
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	10,419	18,889	11,567	23,132	14,371	13,201	24,167	30,913
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.80	$14.39	$12.78	$12.67
Value at end of period	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	343	495	793	611
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Value at end of period	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97
Number of accumulation units outstanding at end of period	674	6,669	6,207	6,208	9,583	9,128	4,056	2,363	10,279	4,380
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.22
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	830
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.49	$14.82	$12.64	$7.68	$11.04	$10.95
Value at end of period	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	9	1
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.82	$10.48	$9.00	$7.57
Value at end of period	$10.76	$9.82	$10.48	$9.00
Number of accumulation units outstanding at end of period	394	457	101	87
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.28	$14.28
Value at end of period	$16.10	$14.28
Number of accumulation units outstanding at end of period	0	32

CFI 307

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.00	$8.91	$8.06	$6.86
Value at end of period	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	0	49	0	839
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.81	$12.81
Value at end of period	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	34
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25
Value at end of period	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30
Number of accumulation units outstanding at end of period	2,202	2,870	2,327	4,023	2,623	2,629	2,829	3,175	5,623	6,128
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.16	$11.41	$10.56
Value at end of period	$12.25	$11.16	$11.41
Number of accumulation units outstanding at end of period	0	5,220	773
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$11.18
Value at end of period	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Number of accumulation units outstanding at end of period	1,603	1,664	96	1,297	0	0	1,452
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.91
Value at end of period	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	678	2,449	740	685	2,270	1,810	425
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.68	$11.43	$11.20
Value at end of period	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	737	28
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.75	$11.50	$11.27
Value at end of period	$12.24	$10.75	$11.50
Number of accumulation units outstanding at end of period	0	917	18
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.02	$9.39	$8.45	$8.17
Value at end of period	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	293	174	189	163
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.41	$11.59
Value at end of period	$12.34	$11.41
Number of accumulation units outstanding at end of period	673	671
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.68	$9.90	$9.04	$8.95
Value at end of period	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	374	258	134	3

CFI 308

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75
Value at end of period	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27
Number of accumulation units outstanding at end of period	149	227	228	246	247	248	249	556	1,064	1,231
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32
Value at end of period	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87
Number of accumulation units outstanding at end of period	1,045	1,667	1,655	1,762	2,745	2,986	2,872	2,779	4,965	9,371
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77
Value at end of period	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85
Number of accumulation units outstanding at end of period	858	1,571	1,232	1,641	1,272	1,435	3,434	5,131	11,097	6,057
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	4,807	5,011	2,937	1,320	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	8,737	16,659	9,032	13,852	11,581	8,707	14,603	15,601
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	268	379	511	511	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17
Value at end of period	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99
Number of accumulation units outstanding at end of period	2,349	3,000	1,125	4,894	1,335	1,235	1,237	1,484	2,874	1,848
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	1,888	1,886	2,131	4,407	4,559
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.71	$11.09	$11.18
Value at end of period	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	730	111
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.68	$10.08	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95
Value at end of period	$10.82	$9.68	$10.08	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55
Number of accumulation units outstanding at end of period	172	241	198	200	1,271	1,105	1,013	2,152	4,027	3,955
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.54	$13.57	$12.24	$11.43
Value at end of period	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	128	313	172	24
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22
Value at end of period	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63
Number of accumulation units outstanding at end of period	2,176	6,554	2,109	2,693	2,674	3,315	3,171	3,561	13,407	6,078

CFI 309

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.85
Number of accumulation units outstanding at end of period	348
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$19.71	$20.30	$16.37	$11.48	$10.92
Value at end of period	$22.78	$19.71	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$23.67	$22.51	$21.16	$18.97	$18.25
Value at end of period	$25.26	$23.67	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8	8	8	8
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.49	$18.23	$15.98	$11.78	$10.99
Value at end of period	$18.33	$15.49	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4	4	4	4
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.09	$8.72	$7.19	$7.12
Value at end of period	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	0	0	2,445	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.75	$11.11	$9.04	$7.14	$10.07
Value at end of period	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	0	154	93	0	4
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Value at end of period	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	432	1,644	1,002	1,229	2,209	1,835	1,279	1,049	3,920	2,013
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.06	$10.53	$8.72	$6.79	$11.28	$11.28
Value at end of period	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	424	137
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.99	$15.37	$13.84	$11.31
Value at end of period	$16.64	$13.99	$15.37	$13.84
Number of accumulation units outstanding at end of period	549	723	962	1,006
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	666	174	232	393	296	289	614	596	189
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$20.35	$22.52	$19.71	$14.32	$13.46
Value at end of period	$24.30	$20.35	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13	13	13	13

CFI 310

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$12.43
Value at end of period	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	0	136	0	0	42	6	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	235	342	0	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	1,085	639	759	859	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.76	$10.28	$9.00	$5.23	$12.71	$12.67
Value at end of period	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	126	120	81	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	183	509	844	583	516	643	1,094	101	41
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.55	$10.13	$8.23	$8.05
Value at end of period	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	0	1,086	960
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	2,074	1,477	1,279	893	1,557	1,023	570	526	209
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.89	$10.38	$10.44
Value at end of period	$11.36	$10.89	$10.38
Number of accumulation units outstanding at end of period	0	59	59
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	2,355	3,270	1,134	1,554	649	704	1,172	1,482	476
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.56	$10.18	$8.27	$5.61	$10.46	$10.98
Value at end of period	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	0	170	1,164	937	1,375	1,070
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	848	169	1,552	1,273	789	787	717	925	430

CFI 311

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	0	120	1,076	913	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	245	723	0	0	149	170	133	569	380
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	0	4	4	4	21	45	28	26	83

TABLE 34

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.12	$14.02	$12.96	$10.00
Value at end of period	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	30,680	33,167	33,327	17,841
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.82	$7.78	$6.99	$6.09	$9.61
Value at end of period	$8.82	$7.82	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	0	0	426	426	426
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.61	$14.04	$12.27	$9.78
Value at end of period	$14.95	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	377,898	336,271	244,636	93,645
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.40	$13.31	$12.01	$9.81
Value at end of period	$14.51	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	553,337	490,630	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.43	$11.14	$10.69	$10.07
Value at end of period	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	647,130	591,126	259,552	182,946
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.10	$11.54	$10.25
Value at end of period	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	66,427	83,460	38,754

CFI 312

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.35	$8.03	$7.68	$5.56	$9.99
Value at end of period	$9.11	$7.35	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	208,888	136,630	133,229	88,129	20,632
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.81	$11.71	$9.49
Value at end of period	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	189,894	169,341	93,780
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.35	$15.64	$12.60	$10.38
Value at end of period	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	100,885	111,689	73,296	9,887
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32
Value at end of period	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41
Number of accumulation units outstanding at end of period	456,674	482,274	504,098	544,542	623,036	750,365	856,505	892,215	939,747	937,301
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.46	$9.95
Value at end of period	$10.81	$9.46
Number of accumulation units outstanding at end of period	63,769	24,589
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.24	$10.87	$8.74	$6.34	$9.87
Value at end of period	$11.93	$10.24	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	3,277	3,003	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.35	$8.91	$7.76	$6.17	$9.52
Value at end of period	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	186,616	168,127	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.11	$9.64	$7.94	$6.08	$10.17
Value at end of period	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	74,528	76,361	57,829	34,658	16,918
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	2,823,848	3,072,528	3,213,485	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402	589,758
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21
Value at end of period	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83
Number of accumulation units outstanding at end of period	5,998,782	6,618,156	7,117,352	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479	9,251,982
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11
Value at end of period	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45
Number of accumulation units outstanding at end of period	2,348,189	2,627,468	2,949,902	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986	5,980,707
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Value at end of period	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83
Number of accumulation units outstanding at end of period	3,419,263	3,713,244	3,972,441	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906	10,095,142

CFI 313

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42
Value at end of period	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34
Number of accumulation units outstanding at end of period	451,126	524,509	578,608	688,072	762,220	959,982	1,067,522	1,136,643	1,258,870	1,102,295
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Value at end of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04
Number of accumulation units outstanding at end of period	954,573	1,029,137	1,100,589	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343	503,485
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.76	$9.04	$8.03	$6.10	$10.10
Value at end of period	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	881,974	944,377	888,051	785,000	325,547
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Value at end of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	284,537	304,232	287,864	245,400	234,493	293,646	401,982	498,975	546,581	347,202
ING BALANCED PORTFOLIO
Value at beginning of period	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06
Value at end of period	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54
Number of accumulation units outstanding at end of period	3,728,508	4,164,502	4,726,915	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421	12,798,574
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Value at end of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	941,146	1,007,777	1,026,235	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859	640,335
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$10.20
Value at end of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	295,462	227,900	220,208	223,098	229,747	163,620	163,855	65,568
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.85	$9.08	$8.09	$6.27	$10.40	$10.67
Value at end of period	$10.03	$8.85	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	2,734,705	3,020,458	3,093,868	3,389,623	3,634,765	4,157,600
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.60	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57
Value at end of period	$4.90	$4.60	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70
Number of accumulation units outstanding at end of period	2,129,513	2,474,648	2,655,187	2,592,015	2,269,557	2,728,379	3,308,840	3,754,607	4,468,527	5,560,964
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	991,806	1,023,728	1,146,206	1,236,551	1,311,569
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.15
Value at end of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	949,070	892,937	842,933	672,126	607,737	533,727	609,850
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$10.23
Value at end of period	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	89,587	118,481	86,096	67,921	54,338	28,251	1,268

CFI 314

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Value at end of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	231,566	243,546	255,598	257,396	262,813	225,456	231,524	209,370	306,680	319,789
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	774,320	867,464	873,219	732,666	584,794	498,276	571,176	233,021
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,036,217	2,370,465	2,707,913	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,342,965	2,701,838	2,783,414	2,784,020	2,762,519	2,761,600
ING GNMA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.84	$10.22	$10.08
Value at end of period	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	52,336	15,824	14,263
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93
Value at end of period	$25.35	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41
Number of accumulation units outstanding at end of period	604,195	690,226	748,041	800,348	863,984	1,023,020	1,196,910	1,436,355	1,737,723	2,119,819
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27
Value at end of period	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02
Number of accumulation units outstanding at end of period	16,228,725	18,198,774	20,431,688	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132	55,129,400
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63
Value at end of period	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98
Number of accumulation units outstanding at end of period	4,094,819	4,493,943	4,978,831	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612	12,437,635
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Value at end of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Number of accumulation units outstanding at end of period	2,279,454	2,506,419	2,749,008	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947	5,001,907
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Value at end of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Number of accumulation units outstanding at end of period	1,316,636	1,426,343	1,553,228	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207	2,650,450
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.87	$11.92
Value at end of period	$12.44	$10.87
Number of accumulation units outstanding at end of period	11,020	2,300
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24
Value at end of period	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10
Number of accumulation units outstanding at end of period	3,220,733	3,608,131	4,034,861	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985	9,306,487

CFI 315

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.90	$7.96	$7.47	$5.92	$10.24
Value at end of period	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	710,245	726,535	730,075	793,507	20,029
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Value at end of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23
Number of accumulation units outstanding at end of period	519,322	609,053	732,522	910,106	965,544	1,153,195	1,141,766	937,211	845,792	588,086
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Value at end of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Number of accumulation units outstanding at end of period	804,111	881,822	964,021	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751	1,310,404
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	5,103,067	5,689,723	6,290,893	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	381,760	431,993	477,431	469,644	465,666	466,278	562,228	327,404
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	467,396	524,658	604,172	654,303	607,353	830,788	667,561	293,009
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Value at end of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	531,668	525,133	537,414	577,337	577,574	680,451	726,952	689,877	500,885	184,071
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	130,190	111,248	105,682	86,998	66,720	70,405	64,572	18,756
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30	$10.31
Value at end of period	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,955,615	3,976,861
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	4,655,071	5,203,881	3,189,588	3,494,296	3,716,467	4,247,992
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	183,480	183,673	196,360	181,683	151,930
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.48	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76	$10.48
Value at end of period	$15.89	$14.48	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	537,738	590,806	662,570	774,129	845,712	1,018,077	1,203,758	1,519,368	1,155,823	394,705

CFI 316

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$9.88
Value at end of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	716,841	756,306	745,867	800,354	845,407	957,157	506,371	50,345
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Value at end of period	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33
Number of accumulation units outstanding at end of period	740,440	685,705	486,920	350,404	336,536	233,721	194,641	208,142	250,795	214,876
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98
Value at end of period	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93
Number of accumulation units outstanding at end of period	2,419,855	3,083,034	3,155,129	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196	6,120,534
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01	$10.83	$8.32
Value at end of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$12.30	$10.83
Number of accumulation units outstanding at end of period	9,984,151	11,196,083	12,254,441	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355	80,312	54,284
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	596,524	492,853	466,291	353,816	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Value at end of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Number of accumulation units outstanding at end of period	2,641,062	2,724,198	2,776,830	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976	1,363,707
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.90
Value at end of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	244,550	271,221	280,121	295,328	294,259	304,477	83,139
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.03
Value at end of period	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	337,775	314,085	293,565	279,130	137,290	146,793	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60	$10.09
Value at end of period	$10.94	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	1,260,311	1,409,695	1,548,859	1,700,068	1,820,096	2,070,299	19,747
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.37	$13.96	$12.54	$10.70
Value at end of period	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	156,920	94,374	63,418	50,519
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.09	$8.97	$8.10	$6.63	$9.88
Value at end of period	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	496,753	382,525	340,576	308,594	87,066
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.89	$12.98	$11.83	$10.05
Value at end of period	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	124,097	86,293	70,722	61,985

CFI 317

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.39	$15.93	$12.82	$11.40
Value at end of period	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	108,034	95,197	98,807	80,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.81	$10.12	$8.18	$5.91	$10.33
Value at end of period	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	276,800	223,057	197,862	116,466	35,364
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.29	$10.85	$8.69	$6.95	$10.32
Value at end of period	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	268,465	213,304	173,789	89,805	42,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Value at end of period	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82
Number of accumulation units outstanding at end of period	546,751	492,735	426,250	281,665	251,417	222,962	257,895	263,602	261,280	375,296
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Value at end of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Number of accumulation units outstanding at end of period	953,884	1,049,345	1,135,532	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926	3,063,779
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	1,043,328	1,072,681	985,252	928,963	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	2,053,759	1,927,090	1,736,917	1,538,141	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,763,781	1,555,614	1,312,690	1,094,385	753,836	524,486	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	1,283,490	1,175,901	998,828	851,091	587,537	406,376	192,260	20,908
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.80	$11.52	$10.04
Value at end of period	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	72,996	43,831	5,315
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.10	$9.45	$8.49	$6.91	$9.11
Value at end of period	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	70,385	74,298	50,055	37,361	10,722

CFI 318

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	129,265	139,177	194,639	192,704	196,649	155,681	81,541	2,473
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.77	$9.96	$9.07	$7.64	$9.37
Value at end of period	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	124,090	124,292	85,320	54,766	32,181
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21
Value at end of period	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94
Number of accumulation units outstanding at end of period	315,415	341,198	355,572	403,276	456,136	528,594	636,203	691,462	758,576	902,310
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09
Value at end of period	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08
Number of accumulation units outstanding at end of period	999,625	1,104,552	1,175,203	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110	2,208,844
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39
Value at end of period	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80
Number of accumulation units outstanding at end of period	845,290	911,715	959,016	998,232	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994	1,738,315
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	6,834,368	6,619,659	6,299,475	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	6,667,622	7,462,107	8,173,974	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95	$10.75
Value at end of period	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	904,848	948,860	996,210	981,770	861,176	914,726	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Value at end of period	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80
Number of accumulation units outstanding at end of period	2,027,473	2,311,580	2,496,048	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067	5,305,707
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	166,912	177,067	183,661	230,569	259,285	265,111	212,075	29,594
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	3,002,483	2,288,873	2,509,169	2,683,423	2,950,264
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.00
Value at end of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	148,889	157,852	147,525	164,565	136,160	124,065	71,341

CFI 319

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.82	$11.16	$10.65	$10.19	$9.98
Value at end of period	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	336,062	374,699	156,461	160,284	81,101
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22
Value at end of period	$17.92	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85
Number of accumulation units outstanding at end of period	1,541,482	1,721,435	1,876,826	2,057,276	2,251,579	2,749,283	3,259,525	3,707,990	4,099,189	4,602,681
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.62	$13.63	$12.26	$9.78
Value at end of period	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	43,289	56,250	57,907	43,590
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Value at end of period	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72
Number of accumulation units outstanding at end of period	1,023,596	1,121,646	1,254,149	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810	2,531,856
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.92
Number of accumulation units outstanding at end of period	187,772
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92
Value at end of period	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57
Number of accumulation units outstanding at end of period	3,747	3,648	5,314	6,066	6,529	8,256	10,331	15,204	5,950,153	7,256,211
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36
Value at end of period	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83
Number of accumulation units outstanding at end of period	9,043	9,050	9,639	10,173	10,622	12,559	14,613	17,944	8,889,786	10,733,566
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93
Value at end of period	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89
Number of accumulation units outstanding at end of period	624	1,447	1,484	1,474	3,020	3,196	4,152	5,961	1,416,300	1,837,861
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37
Value at end of period	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39
Number of accumulation units outstanding at end of period	2,024	1,926	2,757	3,233	3,478	4,554	5,392	8,544	4,180,957	5,119,109
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23
Value at end of period	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87
Number of accumulation units outstanding at end of period	4,186	4,270	5,019	5,389	6,444	8,091	11,015	15,176	8,351,236	11,057,738
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.19	$8.80	$7.24	$5.30	$8.74	$9.98
Value at end of period	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	40,005	67,635	48,476	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.84	$11.18	$9.08	$7.15	$10.35
Value at end of period	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	191,284	178,748	124,844	72,170	13,495

CFI 320

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Value at end of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	1,078,778	1,224,326	1,333,018	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782	1,056,376
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.64
Value at end of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	178,096	191,547	156,370	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	817,966	818,726	822,617	813,928	800,025	708,559	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$19.45
Value at end of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	1,021,259	1,095,189	1,179,705	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337	475,585
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87
Value at end of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35
Number of accumulation units outstanding at end of period	3,635	3,922	4,832	5,992	7,491	13,019	21,550	24,669	6,774,870	4,961,170
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05	$11.19
Value at end of period	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05
Number of accumulation units outstanding at end of period	1,006	1,458	1,614	1,650	2,902	2,952	3,767	4,445	1,071,573	793,255
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	207,442	215,726	235,384	261,711	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND
Value at beginning of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14
Value at end of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43
Number of accumulation units outstanding at end of period	656,540	759,420	848,392	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153	436,919	596
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,990,404	1,723,167	1,632,383	1,515,335	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.85	$10.37	$9.06	$5.25	$12.73	$10.20
Value at end of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	414,326	519,891	666,366	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	355,315	373,129	392,165	424,205	403,226	466,382	299,696	227,325	176,478
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.63	$10.20	$8.27	$5.45	$10.22
Value at end of period	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	299,103	273,302	249,646	116,361	22,554

CFI 321

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,529,944	2,668,796	2,717,506	2,445,057	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.99	$10.45	$9.87	$8.70	$9.96
Value at end of period	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	284,761	250,274	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	4,192,923	4,708,634	5,018,725	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.73	$9.85
Value at end of period	$7.58	$8.73
Number of accumulation units outstanding at end of period	255,027	137,568
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.66	$10.27	$8.33	$5.63	$10.48	$10.12
Value at end of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	527,100	476,158	423,414	291,124	196,246	151,589
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,022,812	1,151,326	1,320,344	1,197,491	1,008,917	1,121,588	625,495	202,100	71,289
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	513,794	518,097	494,431	440,069	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,801,763	1,831,150	1,773,220	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	604,138	670,842	735,440	785,986	800,543	867,219	1,041,048	864,643	460,932

CFI 322

Condensed Financial Information (continued)

TABLE 35

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.43	$11.14	$10.69
Value at end of period	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	149	155	183
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53	$15.73
Value at end of period	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53
Number of accumulation units outstanding at end of period	4,831	4,832	4,837	4,856	5,009	5,211	5,213	5,217	5,714	5,693
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97	$17.32
Value at end of period	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97
Number of accumulation units outstanding at end of period	4,378	4,940	4,961	4,971	5,872	6,511	6,525	5,372	5,662	7,275
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37	$15.05
Value at end of period	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37
Number of accumulation units outstanding at end of period	648	1,336	1,625	2,652	5,814	5,954	6,316	6,294	6,688	7,180
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03	$12.98
Value at end of period	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03
Number of accumulation units outstanding at end of period	6,374	6,488	6,490	6,684	6,672	6,650	8,186	9,789	10,664	10,364
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33	$9.42
Value at end of period	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33
Number of accumulation units outstanding at end of period	368	644	644	645	645	794	795	795	796	647
ING BALANCED PORTFOLIO
Value at beginning of period	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85	$18.61
Value at end of period	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85
Number of accumulation units outstanding at end of period	1,538	1,699	1,705	1,720	2,225	2,230	2,233	2,546	3,937	5,004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.84	$9.07	$8.09	$6.27	$10.40	$10.67
Value at end of period	$10.02	$8.84	$9.07	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	684	685	1,190	1,191	1,499	2,100
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Value at end of period	$4.89	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69
Number of accumulation units outstanding at end of period	0	0	0	13	13	683	1,744	1,743	1,747	1,749
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.60	$15.46	$12.20	$8.51
Value at end of period	$15.39	$13.60	$15.46	$12.20
Number of accumulation units outstanding at end of period	731	731	731	731

CFI 323

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	1,819	2,061	2,096	2,133	2,186	2,167	2,153	2,024
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.47	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.01	$11.47	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	736	737	737	738	784	784
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$20.17	$23.51	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40	$14.55
Value at end of period	$21.77	$20.17	$23.51	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40
Number of accumulation units outstanding at end of period	1,952	1,954	2,403	3,295	3,451	4,082	4,122	5,124	6,676	8,636
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65	$14.18
Value at end of period	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65
Number of accumulation units outstanding at end of period	12,258	13,641	13,902	14,411	16,274	21,870	39,238	42,661	47,575	52,590
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97	$13.62
Value at end of period	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97
Number of accumulation units outstanding at end of period	2,273	2,275	3,436	3,438	3,440	3,534	3,887	4,733	5,251	4,143
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32	$12.47
Value at end of period	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32
Number of accumulation units outstanding at end of period	248	248	447	572	572	1,090	1,675	1,352	1,855	3,172
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19	$9.06
Value at end of period	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19
Number of accumulation units outstanding at end of period	0	0	366	596	596	761	761	761	809	815
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66	$15.87
Value at end of period	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66
Number of accumulation units outstanding at end of period	4,533	4,485	4,442	5,796	7,996	8,443	8,378	11,779	12,737	19,344
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.90	$7.96	$7.47	$6.88
Value at end of period	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	17	17	17	17
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,809	4,123	8,583	8,819	14,126	14,406	14,815	15,123
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97	$14.58
Value at end of period	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	99	47	0	0	29	29	194
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.50	$17.40	$14.33	$10.90
Value at end of period	$20.74	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	388	388	388	388

CFI 324

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.29	$10.31
Value at end of period	$12.00	$10.29
Number of accumulation units outstanding at end of period	6,324	6,401
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.25	$6.99	$6.29	$9.11	$9.34
Value at end of period	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	2,916	2,917	1,841	6,657	4,887	8,042
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.68	$9.94	$8.38	$6.15
Value at end of period	$10.79	$9.68	$9.94	$8.38
Number of accumulation units outstanding at end of period	1,027	1,027	1,027	1,027
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41	$13.46
Value at end of period	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41
Number of accumulation units outstanding at end of period	1,391	1,395	3,292	5,817	8,306	4,749	3,533	3,534	3,497	8,961
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	10,664	11,376	12,578	12,631	15,356	16,168	17,383	20,043
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01	$10.71
Value at end of period	$16.05	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01
Number of accumulation units outstanding at end of period	722	753	800	689	730	730	731	657	552	444
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.66
Value at end of period	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	438	438	439	439	439	439	440
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.69	$14.98	$13.04
Value at end of period	$16.86	$14.69	$14.98
Number of accumulation units outstanding at end of period	129	133	157
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.96	$10.60	$9.08	$7.33	$11.06	$11.35
Value at end of period	$10.94	$9.96	$10.60	$9.08	$7.33	$11.06
Number of accumulation units outstanding at end of period	0	0	0	0	42	1,521
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82	$6.82
Value at end of period	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82
Number of accumulation units outstanding at end of period	0	0	0	126	126	126	126	127	126	127
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45
Value at end of period	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62
Number of accumulation units outstanding at end of period	359	359	359	359	14	160	232	1,103	1,104	975
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07	$13.09
Value at end of period	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07
Number of accumulation units outstanding at end of period	118	62	9	9	9	9	9	9	9	9

CFI 325

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.23	$18.57	$16.79	$13.95	$19.31
Value at end of period	$20.45	$18.23	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	366	366	365	365	365
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38	$11.26
Value at end of period	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	1,928	1,928	2,314	2,555	2,594	3,557	3,558
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	10,939	11,971	13,318	15,069	15,263	15,273	16,106	17,945
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81	$12.53
Value at end of period	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	341	341	341
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18	$14.83
Value at end of period	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18
Number of accumulation units outstanding at end of period	1,526	1,582	1,574	1,564	1,803	2,659	3,558	3,810	3,944	6,343
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$8.99	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	20,407	22,868	25,222	25,250	26,257
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.62	$9.26	$8.70	$6.66	$11.18	$11.20
Value at end of period	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,071	1,071	1,071	1,072	1,072	1,073
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.47	$14.00	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68	$9.46
Value at end of period	$15.09	$13.47	$14.00	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68
Number of accumulation units outstanding at end of period	4,848	5,688	5,881	6,926	7,248	7,994	8,230	8,558	9,927	11,217
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71	$6.28
Value at end of period	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71
Number of accumulation units outstanding at end of period	0	0	0	4	4	4	4	726	727	728
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.16
Value at end of period	$35.92
Number of accumulation units outstanding at end of period	206

CFI 326

Condensed Financial Information (continued)

TABLE 36

FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.06	$14.07
Value at end of period	$14.80	$13.06
Number of accumulation units outstanding at end of period	6	2
AMANA GROWTH FUND
(Funds were first received in this option during
Value at beginning of period	$13.55
Value at end of period	$14.86
Number of accumulation units outstanding at end of period	6
AMANA INCOME FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.34
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	9
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.38	$11.06
Value at end of period	$13.02	$12.38
Number of accumulation units outstanding at end of period	214	209
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.29	$15.99
Value at end of period	$17.06	$15.29
Number of accumulation units outstanding at end of period	137	123
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66	$17.56
Value at end of period	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66
Number of accumulation units outstanding at end of period	302	294	284	497	486	438	396	360	335	283
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.06	$9.60	$8.93
Value at end of period	$10.41	$9.06	$9.60
Number of accumulation units outstanding at end of period	27	14	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	2,517	2,136	3,419	2,500	2,530	2,134	2,089	2,061
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69	$17.12
Value at end of period	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69
Number of accumulation units outstanding at end of period	1,792	1,554	1,895	2,305	2,826	1,724	1,536	1,211	6,763	12,622
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13	$14.88
Value at end of period	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13
Number of accumulation units outstanding at end of period	2,794	2,601	2,454	2,821	2,361	1,900	1,590	1,913	1,472	1,141

CFI 327

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81	$12.84
Value at end of period	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81
Number of accumulation units outstanding at end of period	298	298	400	134	939	942	932	1,119	1,073	802
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16	$9.31
Value at end of period	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16
Number of accumulation units outstanding at end of period	1,034	957	824	777	723	602	504	386	243	13,386
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99	$11.99
Value at end of period	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99
Number of accumulation units outstanding at end of period	0	0	55	368	359	272	212	154	86	1
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.71	$9.00	$8.01	$7.86
Value at end of period	$10.05	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	143	0	0	509
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90	$11.45
Value at end of period	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90
Number of accumulation units outstanding at end of period	0	0	108	108	108	400	108	108	5,191
ING BALANCED PORTFOLIO
Value at beginning of period	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28	$19.86
Value at end of period	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28
Number of accumulation units outstanding at end of period	696	673	656	629	660	431	374	403	555	2,408
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$8.78	$9.02	$8.05	$6.25	$10.39	$10.66
Value at end of period	$9.93	$8.78	$9.02	$8.05	$6.25	$10.39
Number of accumulation units outstanding at end of period	3,370	3,368	2,951	2,384	1,595	1,006
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Value at end of period	$4.80	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67
Number of accumulation units outstanding at end of period	2,162	2,338	2,277	2,223	2,141	2,126	2,125	2,127	2,316	2,220
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.47	$10.13	$8.83	$6.70	$9.74
Value at end of period	$11.78	$9.47	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	31	31	211	211	211
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28	$12.37
Value at end of period	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	248	7	2,123	680	730	50	343
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.67	$10.08	$8.16	$6.63	$10.21	$9.94
Value at end of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	0	0	756	757	756
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,055	1,020	1,982	2,340	2,325	2,148	2,660	4,202

CFI 328

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.39	$12.71	$10.60	$7.82	$13.43	$9.68
Value at end of period	$10.91	$11.39	$12.71	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	27	6	42	42	42	42
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$22.92	$26.75	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16	$16.76
Value at end of period	$24.69	$22.92	$26.75	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16
Number of accumulation units outstanding at end of period	1,503	1,503	1,330	1,059	694	449	273	214	1,106	872
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82	$15.14
Value at end of period	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82
Number of accumulation units outstanding at end of period	1,043	968	949	789	1,052	929	830	893	834	696
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49
Value at end of period	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78
Number of accumulation units outstanding at end of period	51	51	16,488	74	78	94	73	25	23	232
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18	$12.39
Value at end of period	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18
Number of accumulation units outstanding at end of period	490	485	2,188	1,555	2,174	1,266	1,456	1,338	8,033	594
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32	$15.74
Value at end of period	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	2,960	2,670	2,362	2,016	1,558	1,178	908
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14	$17.31
Value at end of period	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14
Number of accumulation units outstanding at end of period	331	331	3,407	1,065	1,186	564	320	333	331	1,589
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19	$7.96
Value at end of period	$12.82	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19
Number of accumulation units outstanding at end of period	0	0	215	550	470	374	311	249	6,257	7,437
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	0	0	233	333	333	333	333	333
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,579	3,288	3,135	3,491	3,159	2,538	2,818	2,290
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.28	$10.31
Value at end of period	$11.97	$10.28
Number of accumulation units outstanding at end of period	5,347	5,222
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.36	$8.33
Value at end of period	$9.45	$8.36
Number of accumulation units outstanding at end of period	261	260

CFI 329

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.70	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28	$11.28
Value at end of period	$15.02	$13.70	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	3	0	0	0	74	74	230	230	230	74
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$14.73
Value at end of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70
Number of accumulation units outstanding at end of period	0	0	0	288	288	288	288
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.85
Value at end of period	$17.85
Number of accumulation units outstanding at end of period	546
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72	$13.79
Value at end of period	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72
Number of accumulation units outstanding at end of period	297	14,737	14,593	16,602	24,448	8,063	10,601	11,160	5,686	5,268
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	766	766	2,097	2,118	2,634	1,949	3,573	3,822
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.84	$14.58	$13.75	$12.38	$12.99
Value at end of period	$15.79	$14.84	$14.58	$13.75	$12.38
Number of accumulation units outstanding at end of period	0	0	675	0	1,120
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.56	$14.88	$12.68	$11.20
Value at end of period	$16.69	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	82	0	2,143	2,143
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.87	$10.52	$9.03	$7.30	$11.04	$11.33
Value at end of period	$10.83	$9.87	$10.52	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	65	65	366	328	301	300
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.31	$14.75
Value at end of period	$16.16	$14.31
Number of accumulation units outstanding at end of period	439	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.23	$8.97
Value at end of period	$11.71	$10.23
Number of accumulation units outstanding at end of period	709	70
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79	$6.79
Value at end of period	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	68	76	129	17

CFI 330

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33
Value at end of period	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42
Number of accumulation units outstanding at end of period	171	154	225	204	220	194	161	207	321	415
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.22	$11.47	$10.45	$8.67	$12.02	$11.77
Value at end of period	$12.34	$11.22	$11.47	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	0	0	2,313	2,041	2,040	2,040
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.82	$11.32	$10.09	$8.14	$12.48	$12.63
Value at end of period	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	0	0	2,032	1,458	1,834	1,593
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.78	$11.47	$9.96
Value at end of period	$12.24	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	0	773
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.05	$9.73
Value at end of period	$10.15	$9.05
Number of accumulation units outstanding at end of period	9	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75	$16.04
Value at end of period	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75
Number of accumulation units outstanding at end of period	344	310	270	221	164	192	97	23	7
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52	$16.40
Value at end of period	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52
Number of accumulation units outstanding at end of period	1,898	1,623	1,361	1,076	726	561	236	52	25
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59	$13.23
Value at end of period	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59
Number of accumulation units outstanding at end of period	1,738	1,409	1,181	978	733	530	357	110	71	29
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35	$12.27
Value at end of period	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	0	0	3,965	2,456	3,476	1,156	1,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,371	1,276	1,245	1,269	1,926	1,793	1,691	2,001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78	$12.42
Value at end of period	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78
Number of accumulation units outstanding at end of period	138	132	0	0	0	271	702	431	4,057

CFI 331

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94	$14.67
Value at end of period	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94
Number of accumulation units outstanding at end of period	1,655	1,556	1,773	1,637	1,629	1,773	1,508	1,387	5,469	2,281
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	1,999	1,924	1,854	1,718	1,445
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.55	$9.19	$8.65	$8.59
Value at end of period	$10.26	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	0	664
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.51	$16.14	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60	$11.04
Value at end of period	$17.35	$15.51	$16.14	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60
Number of accumulation units outstanding at end of period	1,858	1,858	1,614	1,236	745	442	739	604	1,580	1,219
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.57	$13.59	$12.25	$11.91
Value at end of period	$13.68	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	0	252
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.11	$11.08
Value at end of period	$11.04	$10.11
Number of accumulation units outstanding at end of period	139	80
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.08	$15.47	$13.91	$10.27	$16.75	$16.55
Value at end of period	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	422	0	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59	$21.48
Value at end of period	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59
Number of accumulation units outstanding at end of period	83	59	439	196	276	155	164	160	130
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.58	$13.05	$10.73	$7.93	$12.93	$14.01
Value at end of period	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	0	0	1,370	592	618	26
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	0	0	260	260	260	260	260	260
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.75	$13.39	$13.00
Value at end of period	$15.81	$14.75	$13.39
Number of accumulation units outstanding at end of period	3,855	2,030	452

CFI 332

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$7.79	$8.46
Value at end of period	$8.60	$7.79
Number of accumulation units outstanding at end of period	34	9
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	189	174	835	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60	$10.07
Value at end of period	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60
Number of accumulation units outstanding at end of period	520	166	3,402	19,362	19,443	18,387	18,330	17,659	17,146
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81	$10.07
Value at end of period	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	3,342	3,297	7,189	4,614	5,571	4,467	4,579	4,060	1,154
WANGER INTERNATIONAL
(Funds were first received in this option during
Value at beginning of period	$8.60
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	3
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.17	$16.23	$13.01	$7.94	$15.80	$16.85
Value at end of period	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	20	20	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.53	$14.22	$11.69	$8.34	$14.02	$14.91
Value at end of period	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,282	2,171	2,170	2,170	3,320	2,171	2,170	2,209
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06	$16.39
Value at end of period	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06
Number of accumulation units outstanding at end of period	107	102	362	362	718	910	1,089	375	318

CFI 333

Condensed Financial Information (continued)

TABLE 37

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997) (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.03	$13.96	$12.93	$11.28
Value at end of period	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	1,125	910	1,140	1,349
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.52	$13.98	$12.25	$11.88
Value at end of period	$14.81	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	11,726	10,347	6,551	2,063
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.31	$13.25	$11.99	$10.45
Value at end of period	$14.37	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	20,227	17,408	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.35	$11.10	$10.68	$10.44
Value at end of period	$12.98	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	12,333	13,052	7,487	131
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.06	$11.52	$11.56
Value at end of period	$11.93	$10.06	$11.52
Number of accumulation units outstanding at end of period	689	296	155
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.29	$7.98	$7.64	$5.55	$9.00
Value at end of period	$9.00	$7.29	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	4,541	3,730	4,388	1,269	546
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.77	$11.69	$9.38
Value at end of period	$12.35	$10.77	$11.69
Number of accumulation units outstanding at end of period	1,150	988	171
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.25	$15.57	$12.37
Value at end of period	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	1,539	1,418	990
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07
Value at end of period	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07
Number of accumulation units outstanding at end of period	20,421	21,627	23,312	27,968	29,853	31,328	32,690	32,867	37,768	36,324

CFI 334

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.44	$10.05
Value at end of period	$10.76	$9.44
Number of accumulation units outstanding at end of period	1,549	988
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.28	$8.85	$7.73	$6.16	$8.71
Value at end of period	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	2,216	1,906	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.03	$9.58	$7.91	$8.05
Value at end of period	$10.36	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,367	1,502	1,005	3
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	85,325	84,793	85,363	76,605	68,762	63,232	46,481	14,087	3,097
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96
Value at end of period	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47
Number of accumulation units outstanding at end of period	156,106	165,572	180,286	190,163	203,284	221,446	254,136	253,307	222,009	185,516
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90
Value at end of period	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13
Number of accumulation units outstanding at end of period	94,233	103,018	114,005	118,618	124,935	139,984	164,429	179,189	184,225	179,752
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65
Value at end of period	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55
Number of accumulation units outstanding at end of period	122,089	133,588	137,137	145,984	146,278	170,439	190,758	217,069	246,401	265,559
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29
Value at end of period	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12
Number of accumulation units outstanding at end of period	20,000	26,401	29,686	28,246	26,670	35,613	35,066	34,281	33,035	25,285
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Value at end of period	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96
Number of accumulation units outstanding at end of period	18,570	18,194	16,691	19,558	23,020	28,684	38,440	37,841	22,125	7,736
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.68	$8.98	$8.00	$6.09	$9.16
Value at end of period	$10.01	$8.68	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	18,225	16,753	13,633	8,213	4,246
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07
Value at end of period	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77
Number of accumulation units outstanding at end of period	8,994	9,506	8,580	11,574	11,663	11,462	9,590	10,176	14,510	6,056
ING BALANCED PORTFOLIO
Value at beginning of period	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77
Value at end of period	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15
Number of accumulation units outstanding at end of period	73,729	82,734	99,920	106,516	124,977	157,458	187,136	234,252	270,502	265,097

CFI 335

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67
Value at end of period	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	29,934	30,775	31,428	31,396	33,410	37,415	30,624	30,959	28,782	11,562
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.13	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19	$10.81
Value at end of period	$14.19	$12.13	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	8,137	6,407	5,152	5,273	5,653	3,781	2,893	1,082
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.74	$8.99	$8.03	$6.24	$10.38	$10.66
Value at end of period	$9.88	$8.74	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	76,342	77,584	79,019	89,344	97,997	118,140
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.46	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55
Value at end of period	$4.75	$4.46	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66
Number of accumulation units outstanding at end of period	58,126	63,613	59,807	52,389	47,319	47,059	62,466	51,621	59,773	62,908
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	14,866	13,986	13,753	14,010	15,005
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$10.01
Value at end of period	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	18,831	20,515	21,019	7,918	13,168	7,616	8,911
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05	$9.03
Value at end of period	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	1,285	2,067	2,333	1,784	1,567	816	629
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44	$12.45
Value at end of period	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	4,708	5,038	4,800	6,219	5,787	5,562	4,797	3,565	4,496	2,526
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	19,081	18,696	15,967	12,568	12,794	12,307	13,843	4,235
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	75,950	81,726	78,240	86,140	87,074	83,459	89,383	97,566
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.33	$12.66	$10.57	$7.80	$13.42	$9.68
Value at end of period	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	50,396	63,169	56,394	58,026	61,533	55,830

CFI 336

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.80	$10.20	$10.17
Value at end of period	$10.94	$10.80	$10.20
Number of accumulation units outstanding at end of period	2,462	1,824	902
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$22.64	$26.45	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69
Value at end of period	$24.37	$22.64	$26.45	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06
Number of accumulation units outstanding at end of period	12,358	14,265	19,313	18,034	19,684	22,339	25,118	29,066	32,749	34,926
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06
Value at end of period	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70
Number of accumulation units outstanding at end of period	334,689	374,687	421,800	440,907	498,311	566,217	629,336	733,906	825,239	863,597
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44
Value at end of period	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70
Number of accumulation units outstanding at end of period	86,275	96,281	103,534	111,248	116,316	130,780	147,959	164,046	188,039	186,465
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33
Value at end of period	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09
Number of accumulation units outstanding at end of period	65,994	71,485	71,979	82,993	86,517	85,361	98,979	109,197	104,261	87,243
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96
Value at end of period	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02
Number of accumulation units outstanding at end of period	47,902	51,898	52,470	52,131	49,131	53,523	62,443	66,580	68,874	51,117
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00
Value at end of period	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80
Number of accumulation units outstanding at end of period	102,067	102,526	107,633	110,310	143,536	154,627	156,611	171,390	182,278	187,469
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	11,102	12,296	15,757	19,907
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Value at end of period	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17
Number of accumulation units outstanding at end of period	13,322	15,013	24,041	24,825	26,187	27,785	24,233	18,807	12,453	7,503
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29
Value at end of period	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	23,004	24,468	28,295	27,632	29,782	30,100	25,347	30,415	23,542	9,550
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	130,192	136,364	153,796	181,973	213,576	242,607	278,531	313,107
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	11,208	10,983	11,379	13,205	13,809	17,066	15,081	10,201

CFI 337

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	9,146	12,896	15,543	12,656	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15
Value at end of period	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	18,217	16,975	16,002	14,720	14,274	14,325	13,590	14,595	12,238	3,008
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96	$12.24
Value at end of period	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	8,171	7,044	5,977	3,562	2,872	2,887	995
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.27	$10.30
Value at end of period	$11.94	$10.27
Number of accumulation units outstanding at end of period	85,755	89,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	149,233	150,960	57,740	61,748	62,406	70,193
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.59	$9.87	$8.34	$6.55	$10.23
Value at end of period	$10.67	$9.59	$9.87	$8.34	$6.55
Number of accumulation units outstanding at end of period	6,588	6,555	4,000	2,560	1,518
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74	$10.93
Value at end of period	$15.51	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	14,737	14,760	16,271	19,215	19,831	20,313	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39	$10.67
Value at end of period	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	15,602	19,113	20,775	18,780	18,960	21,857	8,247	3,735
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.96
Value at end of period	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	17,479	13,004	9,145	9,316	9,470	4,593	5,311	5,597	6,239	6,146
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78
Value at end of period	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70
Number of accumulation units outstanding at end of period	93,251	96,796	103,303	119,637	160,994	133,929	100,067	96,206	114,605	120,949
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	270,280	281,243	315,028	346,067	392,661	467,344	574,315	622,569

CFI 338

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	10,835	10,192	9,432	8,266	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Value at end of period	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97
Number of accumulation units outstanding at end of period	94,303	85,602	83,259	86,084	64,255	59,982	41,378	36,567	30,623	24,561
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78	$10.16
Value at end of period	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	6,831	7,384	9,689	10,260	10,544	10,326	4,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56	$9.88
Value at end of period	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	7,215	5,348	6,030	4,066	1,866	1,713	278
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.82	$10.48	$9.00	$7.28	$11.02	$10.58	$9.31
Value at end of period	$10.76	$9.82	$10.48	$9.00	$7.28	$11.02	$10.58
Number of accumulation units outstanding at end of period	38,103	39,659	43,636	49,298	48,710	64,007	456
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.28	$13.91	$12.52	$12.16
Value at end of period	$16.10	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	3,162	899	110	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.00	$8.91	$8.06	$6.37
Value at end of period	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	7,245	5,920	5,960	5,295
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.81	$12.93	$11.81	$10.05
Value at end of period	$14.63	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	2,413	1,623	1,722	1,701
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.29	$15.87	$12.80	$11.39
Value at end of period	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	2,426	1,934	736	1,522
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.72	$10.05	$8.15	$6.12
Value at end of period	$11.21	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	2,225	1,869	715	585
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.20	$10.77	$8.65	$7.01
Value at end of period	$11.66	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	522	647	246	11

CFI 339

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96
Value at end of period	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78
Number of accumulation units outstanding at end of period	10,914	9,117	4,742	4,983	5,565	6,905	6,022	11,479	8,596	10,397
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25
Value at end of period	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30
Number of accumulation units outstanding at end of period	28,463	31,065	34,664	36,207	40,305	46,498	54,303	54,198	58,199	63,826
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$12.25	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	59,762	72,837	85,184	61,392	44,341	15,990	9,031	215
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	72,116	71,442	60,781	53,746	40,147	25,632	7,127	352
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	113,612	94,888	76,983	63,080	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	56,425	45,906	41,032	34,042	24,996	14,185	6,473	42
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.75	$11.96
Value at end of period	$12.24	$10.75
Number of accumulation units outstanding at end of period	236	28
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.02	$9.39	$8.45	$6.30
Value at end of period	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	240	170	99	332
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	581	551	526	601	1,113	1,565	1,883	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.68	$9.90	$9.04	$7.15
Value at end of period	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	306	152	91	505
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00
Value at end of period	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68
Number of accumulation units outstanding at end of period	8,027	9,972	13,430	13,842	16,069	20,595	17,522	18,024	17,194	18,307
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91
Value at end of period	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81
Number of accumulation units outstanding at end of period	32,836	32,711	32,170	33,404	39,316	32,354	33,504	37,572	37,623	40,616

CFI 340

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20
Value at end of period	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54
Number of accumulation units outstanding at end of period	13,591	14,411	19,331	23,002	23,548	25,398	29,784	30,819	39,291	35,932
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	105,680	96,179	92,575	85,522	91,305	80,976	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	161,684	168,548	177,865	200,139	220,931	260,788	321,464	373,538
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93	$11.12
Value at end of period	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	21,171	23,250	22,791	22,963	17,138	15,775	20,094	15,678	8,750	2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33
Value at end of period	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48
Number of accumulation units outstanding at end of period	80,803	80,934	81,313	89,105	104,430	103,163	116,941	116,588	113,758	111,932
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	4,942	5,077	5,378	5,347	4,651	14,573	12,059	5,949
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	64,836	57,719	65,086	77,908	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04	$9.48
Value at end of period	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	8,713	8,666	8,486	10,844	1,768	1,258	1,709
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.71	$11.09	$10.61	$10.17	$9.91
Value at end of period	$11.98	$11.71	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	5,173	6,268	1,874	860	768
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.41	$16.05	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06
Value at end of period	$17.22	$15.41	$16.05	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62
Number of accumulation units outstanding at end of period	44,627	45,490	53,064	57,646	63,479	73,846	78,043	89,250	99,014	105,875
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$13.57	$12.24	$9.89
Value at end of period	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	379	221	618	224
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22
Value at end of period	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63
Number of accumulation units outstanding at end of period	26,613	29,721	34,207	37,836	37,029	39,194	45,449	37,056	42,845	39,056

CFI 341

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.15
Value at end of period	$35.85
Number of accumulation units outstanding at end of period	5,452
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.09	$8.72	$7.19	$5.15
Value at end of period	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	5,534	4,634	3,412	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.75	$11.11	$9.04	$7.14	$9.40
Value at end of period	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	9,564	6,681	3,733	1,619	178
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Value at end of period	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	39,427	43,192	44,769	44,447	48,956	48,896	58,775	66,220	45,281	19,300
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68	$9.52
Value at end of period	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	8,677	7,888	7,896	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	13,238	12,571	11,943	10,863	10,323	6,895	4,948	2,419	473
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	19,976	20,313	24,152	22,260	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	5,968	6,543	7,913	7,392	7,287	11,562	5,862	6,586
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	31,251	33,493	32,677	30,871	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	51,753	47,965	42,177	41,522	32,595	13,115	21,794	18,534	13,498
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.76	$10.28	$9.00	$5.23	$12.71	$10.88
Value at end of period	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	15,309	20,632	20,058	21,320	11,170	14,055

CFI 342

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	25,360	27,324	28,029	24,190	21,335	21,020	13,396	8,195	4,159
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.55	$10.13	$8.23	$5.44	$9.04
Value at end of period	$10.28	$8.55	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	5,903	4,229	1,941	626	465
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	63,970	67,559	73,561	65,786	61,335	38,401	23,582	13,006	5,198
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.89	$10.38	$9.82	$8.68	$9.68
Value at end of period	$11.36	$10.89	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	4,887	2,008	1,346	693	337
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	99,651	100,579	89,909	78,359	75,409	79,524	77,637	42,601	17,915
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.72	$10.89
Value at end of period	$7.55	$8.72
Number of accumulation units outstanding at end of period	3,718	925
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.56	$10.18	$8.27	$5.61	$10.46	$10.22
Value at end of period	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	9,614	9,368	11,303	6,155	4,365	1,414
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	27,498	26,142	24,150	22,139	17,240	26,086	10,084	4,003	1,901
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	9,517	10,204	12,677	12,176	13,763	12,977	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	35,920	38,381	36,818	34,698	40,290	39,026	41,361	30,714	17,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	7,325	7,322	9,302	10,122	15,304	16,789	16,999	13,424	7,700

CFI 343

Condensed Financial Information (continued)

TABLE 38

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS

(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32
Value at end of period	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41
Number of accumulation units outstanding at end of period	500	500	504	500	511	653	668	684	701	718
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.11	$9.64	$8.85
Value at end of period	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	263	264	264
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	1,104	1,104	604	604	604	3,426	1,424	5,456	5,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21
Value at end of period	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83
Number of accumulation units outstanding at end of period	13,474	13,772	15,244	18,043	17,803	30,851	27,819	26,464	25,722	26,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11
Value at end of period	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45
Number of accumulation units outstanding at end of period	2,368	2,403	2,469	2,551	2,552	8,432	10,083	12,633	13,040	17,326
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Value at end of period	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83
Number of accumulation units outstanding at end of period	399	424	1,662	2,889	2,773	4,217	8,135	8,863	13,944	29,175
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42
Value at end of period	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34
Number of accumulation units outstanding at end of period	1,036	1,036	1,700	1,750	1,750	2,052	2,218	2,817	6,644	4,453
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	0	0	1,316	2,293	2,178	3,473	6,456	9,188	4,340
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$10.08
Value at end of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	3,247	3,329	3,417	3,513	3,614	5,097	5,192	5,294	4,015	1,910
ING BALANCED PORTFOLIO
Value at beginning of period	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34
Value at end of period	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93
Number of accumulation units outstanding at end of period	40,715	43,541	51,698	67,836	95,222	117,538	135,888	161,312	182,702	205,420
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$10.62
Value at end of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	735	534	534	3,059	2,886	3,079	2,718	2,510	2,517	1,067

CFI 344

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.85	$9.08	$8.09	$6.28	$10.41	$10.67
Value at end of period	$10.03	$8.85	$9.08	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	1,710	1,792	2,560	2,671	2,582	2,834
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.68	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59
Value at end of period	$4.99	$4.68	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73
Number of accumulation units outstanding at end of period	4,944	3,320	3,321	4,410	4,209	5,169	5,139	4,731	6,079	13,255
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	285	1,553	1,552	1,552	1,552
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$11.16
Value at end of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	0	0	0	14	2,030	4,407
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$14.68
Value at end of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	109	1,098	1,183	1,278	1,374	1,477	1,571	2,347	2,518	3,088
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,341
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	4,478	4,590	4,718	16,991	16,996	21,137	10,310	10,313
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.49	$12.80	$10.66	$7.85	$13.47	$9.69
Value at end of period	$11.02	$11.49	$12.80	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	2,742	2,942	3,486	3,363	3,222	14,926
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93
Value at end of period	$25.35	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41
Number of accumulation units outstanding at end of period	0	0	0	181	181	626	569	1,184	4,325	2,168
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49
Value at end of period	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33
Number of accumulation units outstanding at end of period	793,972	912,331	1,036,940	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960	2,901,193
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71
Value at end of period	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09
Number of accumulation units outstanding at end of period	8,938	13,729	14,573	22,769	21,308	37,224	50,559	60,481	79,076	70,966
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Value at end of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Number of accumulation units outstanding at end of period	1,067	1,324	1,250	4,811	4,592	6,975	12,982	18,126	21,963	16,748

CFI 345

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Value at end of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Number of accumulation units outstanding at end of period	71	71	71	71	358	2,129	7,602	10,465	20,764	12,551
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39
Value at end of period	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28
Number of accumulation units outstanding at end of period	70,472	87,055	102,133	110,735	112,092	125,893	155,702	173,477	202,445	208,942
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$6.90	$7.96	$6.97
Value at end of period	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	0	0	651	640	649	288	3,697	6,523	2,462
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Value at end of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Number of accumulation units outstanding at end of period	1,055	1,139	1,228	1,326	1,426	9,539	11,328	11,568	9,860	4,429
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	0	1,204	1,106	7,240	7,473	10,255
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.61
Value at end of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,772	2,773	2,774
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	493	537	791	830	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$10.85
Value at end of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,384	1,333	2,454	3,911	2,454
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30	$10.31
Value at end of period	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,062	3,061
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	922	830	2,006	24,554	23,483	23,505

CFI 346

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.79
Value at end of period	$15.25	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	309	3,148	3,392	4,399	4,675	4,971	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$12.73
Value at end of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,281	1,222	1,411	1,371	1,270	2,742	1,381
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.12	$15.98
Value at end of period	$18.18	$16.12
Number of accumulation units outstanding at end of period	761	837
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98
Value at end of period	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93
Number of accumulation units outstanding at end of period	73,577	82,052	100,940	132,438	133,856	158,695	167,741	183,325	206,475	254,937
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	10,516	11,379	11,055	36,405	35,468	53,174	62,549	107,581
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.05	$14.59	$12.93	$8.79
Value at end of period	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	341	341
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Value at end of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Number of accumulation units outstanding at end of period	3,424	3,269	690	1,972	1,668	2,751	3,487	3,418	2,755	3,555
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	132	0	2,399	2,349	2,204
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.70	$14.99	$12.75	$11.00
Value at end of period	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	193	193	203	191
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.96	$10.60	$9.08	$7.33	$11.07	$11.35
Value at end of period	$10.94	$9.96	$10.60	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	0	0	0	725	1,717	3,774
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.41	$14.00	$11.66
Value at end of period	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	345	345	345

CFI 347

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.43	$15.97	$12.84	$11.41
Value at end of period	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	3,031	3,031	3,238	3,357
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Value at end of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Number of accumulation units outstanding at end of period	2,200	2,176	2,753	4,114	3,985	3,933	4,383	6,275	8,472	10,494
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$11.65
Value at end of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68
Number of accumulation units outstanding at end of period	0	0	364	364	0	0	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$11.52
Value at end of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.42	$12.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	122	10,608
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49
Value at end of period	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32
Number of accumulation units outstanding at end of period	10,136	10,814	11,513	12,250	12,347	11,771	12,396	13,009	13,824	16,709
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.76	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	8,618	8,067	0	0	0	28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	11,311	11,214	13,096	16,042	14,496	16,111	17,772	18,705
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Value at end of period	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80
Number of accumulation units outstanding at end of period	3,324	3,268	3,231	10,111	9,893	10,725	16,011	19,716	18,169	24,998
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	997	203	229	895	860
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$9.77
Value at end of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,344	1,350

CFI 348

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.82	$11.16	$10.80
Value at end of period	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	380	380	381
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22
Value at end of period	$17.92	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85
Number of accumulation units outstanding at end of period	17,124	19,106	23,020	31,467	23,027	36,218	41,846	55,379	83,121	93,468
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Value at end of period	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72
Number of accumulation units outstanding at end of period	313	329	2,071	2,182	2,183	4,733	4,949	2,659	2,774	6,715
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92
Value at end of period	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57
Number of accumulation units outstanding at end of period	0	0	367	367	367	367	367	367	5,993	15,246
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36
Value at end of period	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83
Number of accumulation units outstanding at end of period	308	152	38	417	234	89	79	45	27,191	45,263
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37
Value at end of period	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39
Number of accumulation units outstanding at end of period	0	0	0	4	4	4	8	8	13,947	17,897
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23
Value at end of period	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87
Number of accumulation units outstanding at end of period	460	213	383	829	606	427	411	374	36,361	55,481
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.19	$8.81	$7.97
Value at end of period	$8.53	$8.19	$8.81
Number of accumulation units outstanding at end of period	292	292	292
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.48
Value at end of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	1,107	1,194	2,837	2,940	3,046	3,157	3,085	7,018	3,638	2,029
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	2,786	2,786	2,786	2,793	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	3,595	3,457	4,701	4,768	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87
Value at end of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35
Number of accumulation units outstanding at end of period	0	0	918	918	919	919	919	919	29,012	15,460

CFI 349

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.71
Value at end of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,127	1,715
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	835	888	951	1,007	1,007	2,382	2,514	2,641	2,773
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.05	$13.64	$12.78	$10.93	$11.06
Value at end of period	$16.16	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,439	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.85	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,112	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	2,747	2,835	3,151	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	11,123	11,202	15,222	27,640	27,173	28,437	25,787	19,192	9,089
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$8.86
Value at end of period	$7.58
Number of accumulation units outstanding at end of period	513
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.66	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	895	895	945	990	991	991
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	0	0	19	8	8	5,211	2,558	15	467
WANGER USA
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59	$11.26
Value at end of period	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	824	877	1,844	12,732	12,503	15,940	32,563	29,566	8,340

CFI 350

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	407	407	407	407	407	1,713	3,490	1,867	1,248

TABLE 39

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81	$21.12
Value at end of period	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Number of accumulation units outstanding at end of period	7,176	8,622	5,500	5,401	6,590	4,684	6,748	6,049	4
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60
Value at end of period	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Number of accumulation units outstanding at end of period	186,477	202,146	212,972	228,041	243,165	241,468	222,882	186,639	113
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39	$20.13
Value at end of period	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Number of accumulation units outstanding at end of period	90,055	98,081	11,297	123,950	134,257	123,934	116,517	99,937	64
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96	$17.42
Value at end of period	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Number of accumulation units outstanding at end of period	31,284	40,494	30,156	26,974	28,404	28,388	22,613	26,333	32
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65	$13.81
Value at end of period	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Number of accumulation units outstanding at end of period	30,617	29,625	31,591	41,307	42,654	43,234	29,121	17,089	20
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24	$11.52
Value at end of period	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	42,754	38,858	36,817	34,321	39,840	27,959	24,721	18,042	16
ING BALANCED PORTFOLIO
Value at beginning of period	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59	$24.37
Value at end of period	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Number of accumulation units outstanding at end of period	38,916	43,642	48,071	47,132	51,504	69,073	74,780	86,673	108
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78	$12.59
Value at end of period	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	41,776	41,513	40,395	42,142	42,358	40,819	38,235	34,219	19
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.41	$9.53	$8.38	$6.42	$10.53	$10.70
Value at end of period	$10.77	$9.41	$9.53	$8.38	$6.42	$10.53
Number of accumulation units outstanding at end of period	51,385	43,543	39,301	34,644	23,736	24,962

CFI 351

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.18	$5.79	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72	$3.78
Value at end of period	$5.58	$5.18	$5.79	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72
Number of accumulation units outstanding at end of period	102,997	135,782	135,320	149,002	132,967	132,769	102,089	118,141	140
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	123,727	142,622	0	155,271	161,168	156,529	118,896	102,671
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.24	$13.47	$11.08	$8.05	$13.65	$9.70
Value at end of period	$11.89	$12.24	$13.47	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	63,136	67,134	61,239	73,221	75,852	50,114
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$26.80	$30.84	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95	$22.16
Value at end of period	$29.28	$26.80	$30.84	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95
Number of accumulation units outstanding at end of period	8,224	9,721	10,094	11,045	10,205	9,809	8,015	7,531	12
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28	$19.68
Value at end of period	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Number of accumulation units outstanding at end of period	110,058	117,177	127,705	105,707	124,722	149,018	171,208	205,912	312
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38	$17.57
Value at end of period	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Number of accumulation units outstanding at end of period	127,245	136,950	147,693	162,406	179,312	210,822	230,630	295,040	391
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83
Value at end of period	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Number of accumulation units outstanding at end of period	143,657	156,461	161,609	179,304	189,045	191,937	190,582	198,919	204
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57
Value at end of period	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Number of accumulation units outstanding at end of period	95,462	102,530	109,654	119,289	137,475	144,104	152,178	171,957	197
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73
Value at end of period	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Number of accumulation units outstanding at end of period	109,591	96,203	109,184	115,916	124,069	127,866	117,383	95,977	43
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.22	$8.23	$7.62	$6.99
Value at end of period	$8.58	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	10,654	9,596	9,973	17,604
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	82,455	94,820	105,837	120,283	108,399	111,480	113,898	121,103
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33	$12.50
Value at end of period	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	35,128	34,709	34,432	36,952	42,804	41,986	42,588	36,957	17

CFI 352

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.44	$10.34
Value at end of period	$12.32	$10.44
Number of accumulation units outstanding at end of period	94,874	90,491
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53	$14.42
Value at end of period	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Number of accumulation units outstanding at end of period	3,306	4,543	7,083	44,541	44,401	35,571	33,655	14,250	29
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	388,813	423,969	430,454	450,106	463,028	473,300	480,117	456,721
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15	$20.30
Value at end of period	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Number of accumulation units outstanding at end of period	40,529	44,839	45,205	47,168	44,611	37,373	32,643	33,477	36
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93	$11.16
Value at end of period	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	6,826	7,747	9,215	5,115	4,609	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38	$11.57
Value at end of period	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	24,226	25,508	17,462	520,087	8,834	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74	$11.72
Value at end of period	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	49,513	41,760	36,561	31,626	27,871	14,584	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08	$12.21
Value at end of period	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	11,115	10,310	8,723	242,654	6,450	13,254	7,199
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	1,670	3,250	5,588	5,378	1,530	1,352
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77	$16.50
Value at end of period	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Number of accumulation units outstanding at end of period	5,980	6,328	7,881	12,155	11,572	17,028	11,237	17,788	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59	$16.64
Value at end of period	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Number of accumulation units outstanding at end of period	3,636	4,058	6,799	5,749	5,061	8,821	7,998	8,032	4
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98	$16.35
Value at end of period	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Number of accumulation units outstanding at end of period	5,447	4,314	3,575	3,498	3,270	7,426	15,920	24,120	31

CFI 353

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	131,940	148,655	155,091	159,817	158,006	168,996	183,786	207,289
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35	$19.45
Value at end of period	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Number of accumulation units outstanding at end of period	24,906	22,287	24,223	21,445	22,316	19,728	24,117	22,156	27
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.03	$9.13	$8.32	$6.30	$10.21
Value at end of period	$9.55	$8.03	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	43,263	38,642	41,509	40,449	43,787
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$18.24	$18.72	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40	$14.33
Value at end of period	$20.64	$18.24	$18.72	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40
Number of accumulation units outstanding at end of period	11.808	14,611	15,051	15,978	16,899	17,750	18,829	31,189	24
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60	$7.91
Value at end of period	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Number of accumulation units outstanding at end of period	10,491	11,787	14,066	16,017	15,072	13,869	13,665	12,057	18
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.21
Value at end of period	$36.28
Number of accumulation units outstanding at end of period	583

TABLE 40

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.07	$14.33	$9.74	$7.36	$8.75
Value at end of period	$15.64	$14.07	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	48,418	54,724	50,614	42,535	4,929
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.85	$13.58	$10.03	$8.12	$9.09
Value at end of period	$12.56	$13.85	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	73,593	64,747	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.79	$18.28	$16.71	$12.00	$20.21	$18.43
Value at end of period	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	251,428	305,238	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$35.63	$36.56	$31.15	$22.98	$39.98	$37.18
Value at end of period	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	250,822	251,909	241,112	228,041	200,288	129,222

CFI 354

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.04	$20.82	$16.24	$12.56	$18.77	$19.16
Value at end of period	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	53,156	49,761	45,573	36,212	28,051	4,303
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$24.88	$25.17	$20.64	$15.66	$25.10	$24.84
Value at end of period	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	57,466	60,367	62,447	61,999	55,759	24,067
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.77	$17.90	$14.57	$11.67	$17.57	$18.25
Value at end of period	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	13,118	15,808	17,098	18,306	14,976	2,302
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$26.89	$25.01	$22.74	$20.41	$22.30	$21.92
Value at end of period	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	67,578	72,609	93,395	96,033	85,454	55,907
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.44	$10.34
Value at end of period	$12.32	$10.44
Number of accumulation units outstanding at end of period	39,104	0
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.73	$14.94	$12.86	$9.22	$15.45	$15.18
Value at end of period	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	67,347	76,045	83,975	82,996	75,233	25,696
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.36	$15.66	$14.88
Value at end of period	$18.65	$16.36	$15.66
Number of accumulation units outstanding at end of period	30,278	12,093	3,267
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.81	$16.28	$16.30
Value at end of period	$18.13	$16.81	$16.28
Number of accumulation units outstanding at end of period	45,970	20,626	4,893
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.38	$10.85	$9.34	$7.51	$11.47	$11.36
Value at end of period	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	201,756	197,653	180,244	199,539	186,936	147,496
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.70	$11.24	$9.50	$7.58	$11.30	$11.43
Value at end of period	$11.90	$10.70	$11.24	$9.50	$7.58	$11.30
Number of accumulation units outstanding at end of period	73,437	75,733	67,536	64,279	57,419	27,102
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.09
Value at end of period	$18.37
Number of accumulation units outstanding at end of period	11,802

CFI 355

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.33	$12.42	$11.15	$9.13	$12.48	$12.23
Value at end of period	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	288,609	266,243	242,824	239,904	212,287	21,495
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.88	$12.27	$10.78	$8.56	$12.96	$12.67
Value at end of period	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	703,801	646,085	583,075	520,087	492,484	233,574
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.85	$12.42	$10.84	$8.44	$13.41	$13.03
Value at end of period	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	656,324	554,649	472,321	384,241	302,587	21,367
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.80	$12.44	$10.81	$8.32	$13.84	$13.38
Value at end of period	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	357,397	310,909	272,650	242,654	181,230	35,876
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.02	$11.62	$10.93
Value at end of period	$12.73	$11.02	$11.62
Number of accumulation units outstanding at end of period	9,913	4,189	37
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	92,116	86,348	82,314	54,898	45,639	3,514
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.40	$17.56	$15.27	$12.22	$19.00	$18.80
Value at end of period	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	235,085	221,780	208,915	193,168	149,177	88,042
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.01	$12.78	$11.14	$8.82	$14.03	$13.80
Value at end of period	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	336,241	361,476	336,051	306,000	257,342	187,353
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$78.45
Value at end of period	$83.25
Number of accumulation units outstanding at end of period	3,881
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.40	$14.69	$13.57	$11.48	$12.35	$11.76
Value at end of period	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	283,285	265,699	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.32	$10.86	$9.36	$5.06
Value at end of period	$9.31	$8.32	$10.86	$9.36
Number of accumulation units outstanding at end of period	46,618	66,518	56,631	29,101

CFI 356

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$29.81	$30.54	$29.13
Value at end of period	$34.53	$29.81	$30.54
Number of accumulation units outstanding at end of period	15,242	13,108	2,359
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.39	$14.08	$12.54	$8.43
Value at end of period	$16.15	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	18,485	19,246	11,573	6,938
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.18	$10.75	$8.61	$5.63
Value at end of period	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	41,973	39,398	25,680	4,592
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.65	$17.80	$14.06	$8.46	$16.61	$16.34
Value at end of period	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	198,822	206,603	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.05	$15.59	$12.64	$8.88	$14.73	$14.54
Value at end of period	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	70,064	66,450	51,594	43,271	35,741	5,089

TABLE 41

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.47	$14.25	$13.04	$13.15
Value at end of period	$15.44	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	133	0	0	41
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.97	$14.27	$12.35	$11.08
Value at end of period	$15.50	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	12,139	12,153	8,271	2,140
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.76	$13.53	$12.09	$11.74
Value at end of period	$15.05	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	5,975	4,238	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.77	$11.33	$10.76	$10.42
Value at end of period	$13.59	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	57,080	54,758	31,406	17,419

CFI 357

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.27	$11.62	$10.60
Value at end of period	$12.33	$10.27	$11.62
Number of accumulation units outstanding at end of period	205	299	752
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.63	$8.24	$7.80	$4.85
Value at end of period	$9.54	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	4,188	2,654	1,508	1,229
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.99	$11.79	$9.65
Value at end of period	$12.77	$10.99	$11.79
Number of accumulation units outstanding at end of period	1,246	954	1,036
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.76	$15.90	$13.07
Value at end of period	$17.80	$15.76	$15.90
Number of accumulation units outstanding at end of period	1,579	2,651	4,078
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.04	$11.55	$10.33	$8.26	$12.06	$12.28
Value at end of period	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	9,594	10,721	10,784	9,480	5,776	3,114
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.52	$10.09
Value at end of period	$10.99	$9.52
Number of accumulation units outstanding at end of period	1,934	509
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.66	$9.15	$7.89	$6.21	$5.85
Value at end of period	$9.94	$8.66	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	9,078	8,755	317	22	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$9.45	$9.90	$8.07	$6.12
Value at end of period	$10.98	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	90	88	1,170	429
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.70	$15.90	$14.57	$10.50	$17.70	$18.14
Value at end of period	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	35,785	39,410	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.76	$14.15	$12.10	$8.94	$15.59	$16.07
Value at end of period	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	430,174	442,686	460,799	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.59	$11.51	$10.02	$7.71	$13.49	$14.32
Value at end of period	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	131,223	138,091	153,253	152,144	68,690	37,197

CFI 358

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.76	$12.77	$10.31	$8.05	$15.28	$15.81
Value at end of period	$14.60	$12.76	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	203,212	210,137	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.30	$13.68	$12.12	$9.61	$17.14	$17.74
Value at end of period	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	25,435	25,926	26,623	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.56	$14.12	$11.04	$8.57	$12.52
Value at end of period	$16.01	$13.56	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	21,958	21,549	26,591	22,761	5,937
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.08	$9.28	$8.16	$5.43
Value at end of period	$10.61	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	4,160	3,405	3,008	1,056
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.77	$15.29	$12.56	$9.28	$12.34
Value at end of period	$17.14	$14.77	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	11,624	10,703	12,389	10,314	4,347
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.85	$12.04	$10.57	$8.89	$12.40	$12.55
Value at end of period	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	207,417	208,697	237,620	238,935	105,316	51,702
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.59	$13.33	$10.57	$7.83	$11.34
Value at end of period	$16.23	$13.59	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	25,448	24,366	27,318	29,807	6,134
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.22	$12.65	$11.86	$9.90	$12.76
Value at end of period	$15.66	$13.22	$12.65	$11.86	$9.90
Number of accumulation units outstanding at end of period	15,624	14,598	14,516	12,043	1,264
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.30	$9.44	$8.33	$6.40	$10.50	$10.92
Value at end of period	$10.65	$9.30	$9.44	$8.33	$6.40	$10.50
Number of accumulation units outstanding at end of period	99,046	98,588	97,897	115,692	51,400	31,544
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.53	$17.38	$14.70	$9.65	$16.07	$16.70
Value at end of period	$16.71	$15.53	$17.38	$14.70	$9.65	$16.07
Number of accumulation units outstanding at end of period	39,787	51,531	49,612	52,835	19,468	11,138
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	9,785	10,584	11,670	11,929	3,089

CFI 359

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.79	$10.80	$8.46	$6.24	$9.44
Value at end of period	$13.59	$11.79	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	26,667	26,232	26,115	24,498	5,650
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.34	$10.66	$8.53	$6.85	$9.66
Value at end of period	$11.78	$10.34	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	4,591	4,691	1,236	1,498	1,200
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.09	$11.67	$10.44	$7.95	$11.02
Value at end of period	$12.42	$11.09	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	8,646	9,077	9,386	7,809	3,632
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.58	$16.42	$12.82	$9.24	$12.78
Value at end of period	$16.67	$14.58	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	5,582	5,715	4,107	4,685	981
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.61	$14.12	$12.22	$10.07	$11.95	$11.86
Value at end of period	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	92,964	93,882	97,970	103,329	49,704	14,774
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.11	$13.37	$11.02	$8.03	$13.65	$13.68
Value at end of period	$11.74	$12.11	$13.37	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	88,994	104,430	128,848	137,728	37,945	12,329
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.02	$10.28	$10.20
Value at end of period	$11.31	$11.02	$10.28
Number of accumulation units outstanding at end of period	715	1,254	714
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.26	$13.00	$11.70	$8.10	$13.48	$14.37
Value at end of period	$12.28	$11.26	$13.00	$11.70	$8.10	$13.48
Number of accumulation units outstanding at end of period	30,102	28,613	25,041	34,561	15,771	7,263
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.51	$12.58	$11.05	$8.50	$13.67	$14.10
Value at end of period	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	931,688	1,006,097	1,115,684	1,110,046	384,838	147,509
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.55	$11.58	$10.19	$8.29	$13.24	$13.60
Value at end of period	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	305,724	321,626	321,791	338,211	137,124	67,012
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.13	$13.31	$10.95	$8.33	$13.38	$14.01
Value at end of period	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	194,126	200,751	209,030	214,189	136,200	79,643

CFI 360

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.23	$12.36	$10.08	$8.10	$12.22	$13.33
Value at end of period	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	105,090	107,580	117,577	110,237	64,720	30,109
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.05	$11.56	$10.86
Value at end of period	$12.78	$11.05	$11.56
Number of accumulation units outstanding at end of period	681	370	47
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.45	$12.54	$11.44	$10.28	$11.26	$11.14
Value at end of period	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	283,826	301,997	322,698	312,052	95,615	28,260
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.16	$8.17	$7.60	$6.96
Value at end of period	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	37,848	32,073	35,875	37,428
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.54	$12.42	$12.15	$9.58	$13.02
Value at end of period	$12.53	$10.54	$12.42	$12.15	$9.58
Number of accumulation units outstanding at end of period	18,476	16,600	19,039	19,093	15,602
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.01	$11.27	$9.81	$7.65	$10.55
Value at end of period	$13.03	$11.01	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	8,264	12,455	14,357	18,890	6,775
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.14	$13.32	$11.89	$9.72	$12.71	$13.10
Value at end of period	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	135,766	141,005	147,710	158,122	94,484	60,198
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.08	$12.38	$11.03	$8.92	$11.38
Value at end of period	$13.80	$12.08	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	4,606	4,753	4,196	4,852	2,678
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.60	$25.27	$21.06	$12.31	$25.32	$25.97
Value at end of period	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	14,563	13,648	27,761	36,056	10,146	82
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.56	$13.35	$10.89	$8.69	$11.74
Value at end of period	$16.24	$13.56	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	10,936	9,342	9,171	13,717	6,211
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.36	$14.59	$11.54	$9.09	$12.52
Value at end of period	$17.00	$14.36	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	2,219	2,037	2,522	3,167	960

CFI 361

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.41	$10.33
Value at end of period	$12.27	$10.41
Number of accumulation units outstanding at end of period	133,881	129,356
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.94	$8.66	$7.27	$6.47	$8.44
Value at end of period	$10.23	$8.94	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	117,475	129,244	37,345	36,390	21,764
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.05	$10.22	$8.53	$6.61	$8.88
Value at end of period	$11.32	$10.05	$10.22	$8.53	$6.61
Number of accumulation units outstanding at end of period	5,585	5,691	7,304	8,908	3,947
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.28	$12.12	$11.06	$9.40	$11.25
Value at end of period	$13.62	$12.28	$12.12	$11.06	$9.40
Number of accumulation units outstanding at end of period	9,228	7,805	10,221	6,473	1,544
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.91	$17.82	$15.71	$11.86	$19.09	$19.09
Value at end of period	$21.37	$18.91	$17.82	$15.71	$11.86	$19.09
Number of accumulation units outstanding at end of period	23,700	30,593	24,108	29,244	5,207	90
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.87	$18.01	$13.85	$9.82	$13.82
Value at end of period	$20.36	$17.87	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	10,183	11,450	12,598	13,736	1,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.53	$11.55	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	46,665	99,364	85,110	98,958	26,299	2,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.24	$14.45	$12.48	$8.96	$15.05	$15.84
Value at end of period	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	357,010	379,821	409,311	427,439	212,877	86,346
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.13	$15.48	$13.59	$9.12	$11.37
Value at end of period	$18.34	$16.13	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	15,299	12,773	16,458	20,963	2,547
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.21	$13.79	$12.85	$11.44	$11.71
Value at end of period	$15.29	$14.21	$13.79	$12.85	$11.44
Number of accumulation units outstanding at end of period	62,301	61,814	67,142	62,977	25,669
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.25	$10.74	$9.27	$7.47	$10.14
Value at end of period	$11.30	$10.25	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	6,270	4,566	3,876	3,862	3,298

CFI 362

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.58	$15.73	$13.25	$7.95	$10.81
Value at end of period	$18.06	$15.58	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	12,040	9,878	15,935	10,133	964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.56	$11.12	$9.44	$7.54	$10.18
Value at end of period	$11.72	$10.56	$11.12	$9.44	$7.54
Number of accumulation units outstanding at end of period	14,824	23,900	22,243	24,701	11,538
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.76	$14.20	$12.62	$10.72
Value at end of period	$16.85	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	7,209	4,994	3,889	4,410
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.42	$9.21	$8.23	$6.67	$6.61
Value at end of period	$10.86	$9.42	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	5,553	5,850	3,289	3,295	1,991
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.24	$13.20	$11.91	$10.07
Value at end of period	$15.31	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	3,014	2,796	2,668	3,961
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.80	$16.20	$12.90	$11.43
Value at end of period	$18.20	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	5,240	6,562	6,606	6,992
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.17	$10.39	$8.32	$6.37
Value at end of period	$11.88	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	2,289	2,599	1,214	1,018
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.67	$11.14	$8.83	$6.99	$7.40
Value at end of period	$12.35	$10.67	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	2,604	4,854	3,313	922	687
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.81	$16.71	$12.66	$9.68	$13.75
Value at end of period	$19.31	$16.81	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	2,070	2,328	3,362	1,703	316
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.48	$15.91	$12.82	$10.08	$14.65	$15.52
Value at end of period	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	54,573	66,290	74,555	71,760	36,842	14,940

CFI 363

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.16	$12.28	$11.06	$9.07	$12.43	$12.75
Value at end of period	$13.52	$12.16	$12.28	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	88,647	95,582	94,978	91,456	40,855	28,250
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.72	$12.12	$10.68	$8.51	$12.91	$13.38
Value at end of period	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	99,997	111,426	102,083	86,100	43,270	19,905
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.68	$12.28	$10.74	$8.39	$13.36	$13.93
Value at end of period	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	101,776	117,345	101,394	79,932	34,913	3,993
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.64	$12.30	$10.71	$8.27	$13.78	$14.42
Value at end of period	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	59,912	50,028	58,776	48,961	23,132	706
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.98	$11.60	$9.80
Value at end of period	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	250	190	96
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.44	$9.70	$8.63	$6.96	$8.95
Value at end of period	$10.71	$9.44	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	37,292	32,118	26,552	16,340	4,649
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.43	$12.42	$11.36	$9.72	$11.69	$11.81
Value at end of period	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	57,424	67,209	59,049	54,633	34,011	3
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.14	$10.23	$9.22	$7.69	$9.30
Value at end of period	$11.32	$10.14	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	42,319	51,931	70,828	53,194	13,442
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.18	$11.99	$10.83	$9.21	$12.08	$12.14
Value at end of period	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	35,812	66,540	60,382	60,498	34,769	702
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.38	$11.75	$10.42	$8.34	$13.07	$13.39
Value at end of period	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	38,274	40,242	38,079	36,700	25,444	16,799
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.77	$11.87	$10.62	$8.74	$12.60	$12.80
Value at end of period	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	38,452	33,945	33,757	34,864	19,599	2,421

CFI 364

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.74	$14.36	$12.63	$9.50	$12.52
Value at end of period	$16.84	$14.74	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	82,228	73,058	73,492	63,842	29,032
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.69	$15.30	$11.93	$8.17	$14.41	$14.91
Value at end of period	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	372,890	414,600	456,632	461,823	186,942	102,737
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.87	$12.00	$10.47	$8.40	$11.31
Value at end of period	$13.88	$11.87	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	20,861	20,822	18,882	15,873	4,008
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.39	$13.56	$11.64	$8.16	$14.15	$14.68
Value at end of period	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	112,429	115,103	117,656	127,488	81,169	22,841
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.81	$14.65	$12.90	$9.40	$18.67	$19.49
Value at end of period	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	6,194	6,635	6,341	7,100	1,461	3
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	42,206	36,821	36,539	40,427	16,456
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.14	$9.72	$9.04	$6.85	$9.24
Value at end of period	$11.11	$9.14	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	4,400	4,290	1,657	6,242	284
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.26	$11.46	$10.83	$10.25	$9.66
Value at end of period	$12.70	$12.26	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	4,241	4,635	742	1,879	28
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.33	$11.66	$10.30	$7.84	$13.05	$13.86
Value at end of period	$12.83	$11.33	$11.66	$10.30	$7.84	$13.05
Number of accumulation units outstanding at end of period	90,401	93,389	113,559	111,107	68,371	35,033
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.96	$13.85	$12.34	$10.83
Value at end of period	$14.27	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	2,197	2,080	1,784	1,313
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.29	$13.33	$12.20	$9.53	$13.68	$14.03
Value at end of period	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	53,465	50,638	47,829	48,752	16,970	5,163

CFI 365

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.20
Value at end of period	$36.21
Number of accumulation units outstanding at end of period	9,393
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.59	$9.14	$7.75
Value at end of period	$9.03	$8.59	$9.14
Number of accumulation units outstanding at end of period	0	0	6,107
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.25	$11.48	$9.23	$7.20	$9.90
Value at end of period	$13.02	$11.25	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	8,866	8,561	5,471	3,897	39
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.70	$12.22	$9.76	$7.73	$10.71
Value at end of period	$13.37	$11.70	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	25,885	26,281	27,400	27,917	8,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.81	$11.18	$9.15	$7.03	$11.54	$11.64
Value at end of period	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	5,786	5,546	4,558	1,473	42	88
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.18	$15.39	$13.68	$9.98	$16.10	$16.58
Value at end of period	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	5,841	4,961	4,790	2,953	1,212	47
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.61	$27.67	$21.85	$12.05	$23.25	$24.21
Value at end of period	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	50,184	53,386	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.63	$13.98	$11.35	$8.30	$12.22
Value at end of period	$16.04	$13.63	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	5,542	7,320	9,060	13,593	4,251
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.98	$12.24	$10.96	$9.06	$11.39
Value at end of period	$13.30	$11.98	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	5,747	5,827	5,391	4,943	3,388
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.74	$13.23	$12.27	$10.39	$11.76
Value at end of period	$15.99	$14.74	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	44,205	37,833	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.23	$10.77	$9.32	$5.35	$12.83	$13.35
Value at end of period	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	19,964	28,334	43,075	47,077	4,067	6

CFI 366

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.30	$14.58	$12.38	$7.73	$11.31
Value at end of period	$16.55	$14.30	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	15,522	12,894	11,579	11,719	3,936
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.95	$10.48	$8.40	$7.83
Value at end of period	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	9,538	5,977	8,167	2,064
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.96	$17.41	$15.49	$13.07	$12.33	$12.39
Value at end of period	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	49,606	45,337	54,527	46,051	8,276	205
THE BOND FUND OF AMERICASM
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.40	$10.73	$10.03	$8.73
Value at end of period	$12.04	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	1,843	6,803	4,827	3,088
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.63	$13.31	$11.88	$8.85	$14.57	$15.19
Value at end of period	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	40,133	35,014	34,252	41,718	8,716	96
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$8.79	$9.92
Value at end of period	$7.71	$8.79
Number of accumulation units outstanding at end of period	6,832	3,976
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.09	$10.67	$8.56	$5.73	$7.92
Value at end of period	$11.02	$9.09	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	7,029	6,153	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.78	$16.78	$13.29	$8.02	$15.78	$16.89
Value at end of period	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	18,003	14,803	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.32	$13.84	$11.25	$7.93	$11.57
Value at end of period	$15.95	$13.32	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	7,066	5,940	5,130	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.49	$11.70	$10.35	$8.72	$13.08	$13.74
Value at end of period	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	19,023	17,396	19,117	15,249	8,135	79

CFI 367

Condensed Financial Information (continued)

TABLE 42

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009
AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.92	$14.24	$13.35
Value at end of period	$15.42	$13.92	$14.24
Number of accumulation units outstanding at end of period	1,772	937	6
AMANA INCOME FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.70	$13.50	$12.65
Value at end of period	$14.96	$13.70	$13.50
Number of accumulation units outstanding at end of period	271	1,089	7
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.72	$11.50
Value at end of period	$13.51	$12.72
Number of accumulation units outstanding at end of period	7,513	5,866
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.25	$11.60	$10.75
Value at end of period	$12.28	$10.25	$11.60
Number of accumulation units outstanding at end of period	2,110	5,887	931
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$7.58	$8.21	$7.40
Value at end of period	$9.47	$7.58	$8.21
Number of accumulation units outstanding at end of period	500	496	496
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.70	$15.86	$12.67	$11.53
Value at end of period	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	548	777	40	36
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.74
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	822
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.63
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	222
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.40	$9.25
Value at end of period	$10.91	$9.40
Number of accumulation units outstanding at end of period	474	117
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.58	$15.78	$14.49	$14.61
Value at end of period	$16.13	$13.58	$15.78	$14.49
Number of accumulation units outstanding at end of period	3,315	3,532	1,614	2,558

CFI 368

Condensed Financial Information (continued)

	2012	2011	2010	2009
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.64	$14.05	$12.03	$11.80
Value at end of period	$15.81	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	49,372	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.49	$11.43	$9.96	$10.00
Value at end of period	$13.43	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	25,049	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$12.67	$10.25	$9.97
Value at end of period	$14.45	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	46,327	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.21	$13.58	$12.06	$12.22
Value at end of period	$13.48	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	4,835	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$13.44	$14.02	$10.98	$8.54
Value at end of period	$15.85	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	6,155	5,476	2,651	2,253
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.03	$9.86
Value at end of period	$10.54	$9.03
Number of accumulation units outstanding at end of period	1,284	1,171
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.64	$15.97
Value at end of period	$16.97	$14.64
Number of accumulation units outstanding at end of period	2,167	1,852
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.73	$11.93	$10.50	$8.84
Value at end of period	$13.27	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	9,562	6,450	3,413	3,681
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.48	$13.24	$10.50	$10.33
Value at end of period	$16.06	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	7,782	7,195	5,373	5,763
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.11	$12.56	$11.79	$11.04
Value at end of period	$15.50	$13.11	$12.56	$11.79
Number of accumulation units outstanding at end of period	615	535	446	624
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22	$9.37	$8.29	$8.04
Value at end of period	$10.54	$9.22	$9.37	$8.29
Number of accumulation units outstanding at end of period	26,631	31,395	11,188	11,112

CFI 369

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$15.37	$17.23	$14.59	$9.59
Value at end of period	$16.52	$15.37	$17.23	$14.59
Number of accumulation units outstanding at end of period	7,395	8,957	6,972	19,510
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.80	$10.37	$8.95	$8.87
Value at end of period	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	1,620	1,516	1,347	625
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.69	$10.72	$8.41	$7.63
Value at end of period	$13.46	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	2,833	3,164	5,141	2,872
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.25	$10.58	$8.14
Value at end of period	$11.66	$10.25	$10.58
Number of accumulation units outstanding at end of period	784	1,345	786
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.00	$11.58	$10.38	$10.17
Value at end of period	$12.30	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	2,571	2,549	1,561	761
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.46	$16.30	$12.75	$12.60
Value at end of period	$16.51	$14.46	$16.30	$12.75
Number of accumulation units outstanding at end of period	639	572	475	418
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.48	$14.02	$12.15	$12.09
Value at end of period	$15.56	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	8,827	8,696	6,245	5,964
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.99	$13.25	$10.94	$11.19
Value at end of period	$11.60	$11.99	$13.25	$10.94
Number of accumulation units outstanding at end of period	39,886	52,260	14,619	13,768
ING GNMA INCOME FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.99	$10.88
Value at end of period	$11.26	$10.99
Number of accumulation units outstanding at end of period	337	337
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.17	$12.90	$11.63	$11.17
Value at end of period	$12.15	$11.17	$12.90	$11.63
Number of accumulation units outstanding at end of period	8,894	9,552	5,841	6,059
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.39	$12.47	$10.97	$8.45
Value at end of period	$14.28	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	123,953	125,758	110,056	114,228

CFI 370

Condensed Financial Information (continued)

	2012	2011	2010	2009
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.43	$11.48	$10.12	$8.25
Value at end of period	$13.03	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	37,226	38,737	28,228	29,644
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.99	$13.20	$10.87	$8.29
Value at end of period	$15.23	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	15,964	17,051	7,029	9,165
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.11	$12.25	$10.01	$8.05
Value at end of period	$13.56	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	7,039	7,360	5,894	7,639
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.31	$12.43	$11.36	$10.22
Value at end of period	$14.51	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	15,593	19,032	5,350	5,115
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.12	$8.14	$7.58	$7.72
Value at end of period	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	1,830	1,554	1,200	1,856
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.43	$12.31	$12.06	$12.57
Value at end of period	$12.39	$10.43	$12.31	$12.06
Number of accumulation units outstanding at end of period	3,877	3,832	2,979	2,750
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.91	$11.19	$9.76	$9.62
Value at end of period	$12.89	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	6,023	5,992	4,347	3,951
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.03	$13.23	$11.82	$11.79
Value at end of period	$14.64	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	21,814	21,646	12,351	12,153
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.98	$12.29	$10.97	$11.00
Value at end of period	$13.66	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	1,290	1,208	627	238
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.42	$25.09	$20.94	$20.25
Value at end of period	$24.23	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	3,792	4,139	1,734	1,487
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.44	$13.13
Value at end of period	$16.07	$13.44
Number of accumulation units outstanding at end of period	202	106

CFI 371

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.24	$15.54
Value at end of period	$16.83	$14.24
Number of accumulation units outstanding at end of period	825	746
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.40	$10.33
Value at end of period	$12.23	$10.40
Number of accumulation units outstanding at end of period	36,659	28,846
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.86	$8.59	$7.23	$7.07
Value at end of period	$10.12	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	11,844	12,942	770	525
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.99	$10.18	$8.51	$8.39
Value at end of period	$11.24	$9.99	$10.18	$8.51
Number of accumulation units outstanding at end of period	2,028	1,972	1,840	1,337
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.18	$12.07
Value at end of period	$13.48	$12.18
Number of accumulation units outstanding at end of period	482	482
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.75	$17.69	$15.62	$15.14
Value at end of period	$21.15	$18.75	$17.69	$15.62
Number of accumulation units outstanding at end of period	2,380	2,232	5,642	5,277
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$17.69	$17.86	$13.75	$9.76
Value at end of period	$20.12	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	5,539	6,166	1,753	2,830
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.41	$11.45	$11.47	$11.48
Value at end of period	$11.37	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	13,762	16,946	2,562	1,475
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.13	$14.34	$12.41	$12.25
Value at end of period	$15.91	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	55,838	60,362	41,335	41,022
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.99	$15.37	$13.51	$13.04
Value at end of period	$18.16	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	2,511	806	739	711
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.08	$13.69	$12.78	$12.75
Value at end of period	$15.13	$14.08	$13.69	$12.78
Number of accumulation units outstanding at end of period	13,777	13,670	10,212	8,191

CFI 372

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.17	$11.20
Value at end of period	$11.19	$10.17
Number of accumulation units outstanding at end of period	1,153	2,116
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.44	$15.62	$13.18	$12.83
Value at end of period	$17.88	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	2,053	442	11	1,025
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.47	$11.04	$9.38	$9.30
Value at end of period	$11.60	$10.47	$11.04	$9.38
Number of accumulation units outstanding at end of period	13,655	15,103	2,965	2,590
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.70	$14.16	$13.89
Value at end of period	$16.76	$14.70	$14.16
Number of accumulation units outstanding at end of period	284	143	106
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$9.37	$9.75
Value at end of period	$10.79	$9.37
Number of accumulation units outstanding at end of period	367	181
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.19	$13.16	$11.78
Value at end of period	$15.23	$13.19	$13.16
Number of accumulation units outstanding at end of period	221	127	209
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.74	$16.16	$12.89	$12.51
Value at end of period	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	1,565	1,949	796	121
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.62	$11.09	$10.72
Value at end of period	$12.27	$10.62	$11.09
Number of accumulation units outstanding at end of period	47	43	560
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$16.64	$16.56	$12.57	$9.63
Value at end of period	$19.09	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	4,102	4,279	2,945	268
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$15.32	$15.77	$12.73	$10.02
Value at end of period	$17.47	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	9,489	11,445	9,746	9,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.05	$12.19	$11.00	$10.87
Value at end of period	$13.38	$12.05	$12.19	$11.00
Number of accumulation units outstanding at end of period	369	319	265	212

CFI 373

Condensed Financial Information (continued)

	2012	2011	2010	2009
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.62	$11.60
Value at end of period	$13.13	$11.62
Number of accumulation units outstanding at end of period	3,084	2,838
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.58	$12.19	$10.68	$10.55
Value at end of period	$13.28	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	3,574	3,133	1,790	1,694
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.54	$12.21	$10.65	$10.54
Value at end of period	$13.27	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	1,653	2,075	1,243	1,016
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.05	$11.89	$10.75	$9.15
Value at end of period	$13.48	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	415	1,858	326	276
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.26	$11.65	$10.34	$8.29
Value at end of period	$12.90	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	4,790	5,009	5,304	4,944
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.65	$11.76	$10.54	$9.69
Value at end of period	$13.18	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	323	201	920	696
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.61	$14.48
Value at end of period	$16.66	$14.61
Number of accumulation units outstanding at end of period	2,429	4,443
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.57	$15.19	$11.86	$11.57
Value at end of period	$16.85	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	137,382	148,506	109,532	112,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.77	$11.92	$10.41	$10.32
Value at end of period	$13.74	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	2,439	2,443	280	244
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.27	$13.47	$11.57	$11.06
Value at end of period	$15.71	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	24,526	23,615	8,508	7,184
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.70	$14.54	$12.83	$13.16
Value at end of period	$15.02	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	475	444	106	75

CFI 374

	Condensed Financial Information (continued)

	2012	2011	2010	2009
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.91	$9.03	$8.32	$8.49
Value at end of period	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	14,079	12,980	13,064	14,326
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.06	$9.00
Value at end of period	$10.99	$9.06
Number of accumulation units outstanding at end of period	140	113
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.19	$11.42	$10.80	$10.84
Value at end of period	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	369	359	19	19
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.23	$11.57	$10.24	$10.06
Value at end of period	$12.70	$11.23	$11.57	$10.24
Number of accumulation units outstanding at end of period	13,773	12,733	7,531	6,792
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.91	$14.79
Value at end of period	$14.19	$12.91
Number of accumulation units outstanding at end of period	38	34
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$13.18	$13.24	$12.13	$9.49
Value at end of period	$14.94	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	8,512	8,874	7,402	7,887
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.19
Value at end of period	$36.16
Number of accumulation units outstanding at end of period	1,054
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.52	$8.51
Value at end of period	$8.94	$8.52
Number of accumulation units outstanding at end of period	214	98
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.19	$11.84
Value at end of period	$12.93	$11.19
Number of accumulation units outstanding at end of period	0	362
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.60	$12.13	$9.71	$7.70
Value at end of period	$13.23	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	13,974	14,811	4,271	4,059
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2012)
Value at beginning of period	$10.52
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	15

CFI 375

	Condensed Financial Information (continued)

	2012	2011	2010	2009
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.05	$15.28	$13.60	$13.38
Value at end of period	$16.90	$14.05	$15.28	$13.60
Number of accumulation units outstanding at end of period	3,620	3,226	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.41	$27.47	$21.72	$20.91
Value at end of period	$26.98	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	16,351	14,370	12,576	12,545
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.51	$13.43
Value at end of period	$15.88	$13.51
Number of accumulation units outstanding at end of period	135	128
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.88	$12.06
Value at end of period	$13.16	$11.88
Number of accumulation units outstanding at end of period	0	986
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.61	$13.14	$12.20	$12.02
Value at end of period	$15.82	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	2,646	1,799	1,417	1,417
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.16	$10.70	$9.27	$9.09
Value at end of period	$9.10	$8.16	$10.70	$9.27
Number of accumulation units outstanding at end of period	3,724	5,164	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.17	$14.47	$12.38
Value at end of period	$16.38	$14.17	$14.47
Number of accumulation units outstanding at end of period	228	217	127
SMALLCAP WORLD FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.90	$10.43	$8.85
Value at end of period	$10.82	$8.90	$10.43
Number of accumulation units outstanding at end of period	2,684	2,685	2,685
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.81	$17.29	$15.40	$15.19
Value at end of period	$19.39	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	3,985	3,341	764	626
THE BOND FUND OF AMERICASM
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.34	$10.76
Value at end of period	$11.95	$11.34
Number of accumulation units outstanding at end of period	1,210	430
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.52	$13.21	$11.81	$11.54
Value at end of period	$15.03	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	4,981	5,038	2,052	775

CFI 376

	Condensed Financial Information (continued)

	2012	2011	2010	2009
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.78	$10.37
Value at end of period	$7.69	$8.78
Number of accumulation units outstanding at end of period	22,327	1,497
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.01	$10.60	$8.52	$8.44
Value at end of period	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	3,272	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.66	$16.66	$13.22	$12.64
Value at end of period	$16.12	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	4,172	4,297	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.21	$13.74	$12.67
Value at end of period	$15.79	$13.21	$13.74
Number of accumulation units outstanding at end of period	2,599	2,908	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.38	$11.62	$10.29	$9.96
Value at end of period	$13.87	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	647	1,485	64	44

TABLE 43

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.19	$9.36	$8.27	$6.36	$10.47	$10.68
Value at end of period	$10.51	$9.19	$9.36	$8.27	$6.36	$10.47
Number of accumulation units outstanding at end of period	494	495	494	495	495	495
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	674	675	675	675	674	783	783	783
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,817	1,816	1,816	1,817	1,816	1,816	1,816	1,817
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446

CFI 377

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509	509	509	509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51

TABLE 44

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2012	2011
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.60	$17.53
Value at end of period	$20.39	$17.60
Number of accumulation units outstanding at end of period	28,921	36,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.81	$12.42
Value at end of period	$14.95	$12.81
Number of accumulation units outstanding at end of period	843	863
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.11	$13.45
Value at end of period	$15.75	$13.11
Number of accumulation units outstanding at end of period	2,486	6,017
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.54	$19.07
Value at end of period	$23.01	$19.54
Number of accumulation units outstanding at end of period	1,202	1,102
ING BALANCED PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.33	$13.31
Value at end of period	$15.07	$13.33
Number of accumulation units outstanding at end of period	2,318	2,345
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.17	$9.20
Value at end of period	$10.47	$9.17
Number of accumulation units outstanding at end of period	1,197	2,672

CFI 378

Condensed Financial Information (continued)

	2012	2011
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.09	$12.94
Value at end of period	$12.98	$12.09
Number of accumulation units outstanding at end of period	448	2,338
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.27	$14.36
Value at end of period	$15.32	$14.27
Number of accumulation units outstanding at end of period	2,719	9,537
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.24	$10.50
Value at end of period	$11.14	$10.24
Number of accumulation units outstanding at end of period	1,297	1,298
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.68	$11.45
Value at end of period	$13.45	$11.68
Number of accumulation units outstanding at end of period	1,514	2,377
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.68	$11.46
Value at end of period	$13.30	$11.68
Number of accumulation units outstanding at end of period	0	10,290
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.97	$16.95
Value at end of period	$19.88	$16.97
Number of accumulation units outstanding at end of period	374	374
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.64	$16.22
Value at end of period	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,253	1,253
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.35	$16.17
Value at end of period	$17.80	$16.35
Number of accumulation units outstanding at end of period	4,366	15,050
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.09	$7.11
Value at end of period	$8.38	$7.09
Number of accumulation units outstanding at end of period	4,818	4,821
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.99	$12.17
Value at end of period	$14.23	$11.99
Number of accumulation units outstanding at end of period	1,966	4,336
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.76	$12.43
Value at end of period	$14.32	$12.76
Number of accumulation units outstanding at end of period	10,653	28,175

CFI 379

	Condensed Financial Information (continued)

	2012	2011
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.38	$10.46
Value at end of period	$12.20	$10.38
Number of accumulation units outstanding at end of period	1,033	1,033
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.80	$8.48
Value at end of period	$10.04	$8.80
Number of accumulation units outstanding at end of period	6,537	17,822
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.31	$19.50
Value at end of period	$21.94	$19.31
Number of accumulation units outstanding at end of period	289	114
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.91	$11.92
Value at end of period	$11.86	$11.91
Number of accumulation units outstanding at end of period	3,904	5,519
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.75	$12.84
Value at end of period	$15.44	$12.75
Number of accumulation units outstanding at end of period	13,986	15,370
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.10	$10.04
Value at end of period	$11.10	$10.10
Number of accumulation units outstanding at end of period	3,264	2,753
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.40	$10.29
Value at end of period	$11.51	$10.40
Number of accumulation units outstanding at end of period	4,814	4,505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.35	$12.15
Value at end of period	$14.16	$12.35
Number of accumulation units outstanding at end of period	0	6,768
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.70	$17.27
Value at end of period	$20.17	$17.70
Number of accumulation units outstanding at end of period	19	35
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.65	$13.54
Value at end of period	$15.25	$13.65
Number of accumulation units outstanding at end of period	16	806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.94	$14.19
Value at end of period	$16.50	$13.94
Number of accumulation units outstanding at end of period	21,800	3,950

CFI 380

	Condensed Financial Information (continued)

	2012	2011
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.88	$7.94
Value at end of period	$9.32	$7.88
Number of accumulation units outstanding at end of period	3,901	3,242
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.19	$14.32
Value at end of period	$16.08	$14.19
Number of accumulation units outstanding at end of period	28	773

TABLE 45

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.79	$14.34
Value at end of period	$15.22	$13.79
Number of accumulation units outstanding at end of period	93	93
AMANA INCOME FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.58	$13.41
Value at end of period	$14.77	$13.58
Number of accumulation units outstanding at end of period	135	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.60	$11.23	$11.34
Value at end of period	$13.34	$12.60	$11.23
Number of accumulation units outstanding at end of period	332	238	10
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.37
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	2
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.55	$15.77	$14.59
Value at end of period	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	175	175	175
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.07
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	104
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.45	$11.04	$8.83	$6.37	$9.56
Value at end of period	$12.23	$10.45	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	0	0	28	28	271

CFI 381

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.52	$9.05	$7.84	$6.20	$9.02
Value at end of period	$9.73	$8.52	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	0	0	187
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.56	$8.81	$8.12	$5.88	$8.34
Value at end of period	$8.94	$7.56	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	5,453	6,103	5,315	5,853	5,628
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.55	$8.84	$7.59	$5.64	$8.34
Value at end of period	$9.88	$8.55	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	69,720	68,421	73,979	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.08	$8.07	$7.06	$5.46	$8.09
Value at end of period	$9.41	$8.08	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	11,400	10,496	12,197	15,464	1,276
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.03	$8.07	$6.55	$5.14	$8.25
Value at end of period	$9.14	$8.03	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	25,035	22,105	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.37	$7.75	$6.90	$5.50	$7.96
Value at end of period	$7.63	$6.37	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,504	1,362	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.87	$10.33	$8.12	$6.33	$9.57
Value at end of period	$11.60	$9.87	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,293	1,174	1,179	2,265	1,766
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.94	$9.10
Value at end of period	$10.39	$8.94
Number of accumulation units outstanding at end of period	149	56
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.97	$11.41	$9.42	$7.00	$9.49
Value at end of period	$12.67	$10.97	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	0	15	121	156	194
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.37	$9.56	$8.44	$7.13	$9.13
Value at end of period	$10.56	$9.37	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	6,068	10,192	10,246	12,395	12,434
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.68	$9.54	$7.60	$5.66	$8.64
Value at end of period	$11.50	$9.68	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	2,438	2,080	1,915	1,094	813

CFI 382

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.31	$8.95	$8.43	$7.07	$9.63
Value at end of period	$10.97	$9.31	$8.95	$8.43	$7.07
Number of accumulation units outstanding at end of period	81	0	28	28	28
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.47	$8.65	$7.67	$5.92	$8.60
Value at end of period	$9.65	$8.47	$8.65	$7.67	$5.92
Number of accumulation units outstanding at end of period	10,437	9,617	10,279	10,063	8,119
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.28	$10.44	$8.87	$5.85	$2.98
Value at end of period	$9.94	$9.28	$10.44	$8.87	$5.85
Number of accumulation units outstanding at end of period	2,185	2,116	1,922	1,842	1,627
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.69	$10.29	$8.91	$6.71	$9.75
Value at end of period	$12.12	$9.69	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	404	245	291	277	246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.93	$9.13	$7.19	$5.33	$9.05
Value at end of period	$11.38	$9.93	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	171	128	127	927	452
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.31	$9.55
Value at end of period	$10.55	$9.31
Number of accumulation units outstanding at end of period	146	55
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.16	$8.63	$7.76	$5.94	$8.55
Value at end of period	$9.09	$8.16	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	30	30	30	736	585
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.21	$10.42	$8.18	$5.92	$9.00
Value at end of period	$10.48	$9.21	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	897	881	855	19	300
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.14	$11.80	$10.26	$8.50	$10.05
Value at end of period	$13.00	$12.14	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,410	1,463	1,445	1,786	3,178
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.91	$9.88	$8.19	$6.00	$9.38
Value at end of period	$8.59	$8.91	$9.88	$8.19	$6.00
Number of accumulation units outstanding at end of period	9,445	9,053	9,409	10,227	8,628
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.84	$9.09	$8.22	$5.72	$8.15
Value at end of period	$8.50	$7.84	$9.09	$8.22	$5.72
Number of accumulation units outstanding at end of period	448	417	387	356	315

CFI 383

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.84	$8.93	$7.88	$6.10	$8.78
Value at end of period	$10.16	$8.84	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	22,529	23,495	24,625	20,845	22,885
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.47	$8.55	$7.56	$6.18	$8.55
Value at end of period	$9.63	$8.47	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	6,177	6,553	7,441	7,298	6,908
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.35	$9.53	$7.88	$6.03	$9.10
Value at end of period	$10.92	$9.35	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	4,042	4,191	3,938	3,606	2,964
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.21	$9.35	$7.67	$6.19	$9.13
Value at end of period	$10.27	$9.21	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	3,220	2,952	4,371	4,238	3,489
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.88	$11.13	$10.21	$9.22	$9.83
Value at end of period	$12.90	$11.88	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	15,404	14,637	14,145	13,128	12,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.04	$8.08	$7.55	$5.95	$8.48
Value at end of period	$8.30	$7.04	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	63	359	275	551	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.15	$7.28	$7.16	$5.67	$8.13
Value at end of period	$7.27	$6.15	$7.28	$7.16	$5.67
Number of accumulation units outstanding at end of period	43	43	43	1,533	637
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.55	$8.80	$7.70	$6.03	$8.44
Value at end of period	$10.07	$8.55	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	1,969	1,969	2,211	2,013	1,750
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.97	$10.16	$9.11	$7.48	$9.06
Value at end of period	$11.17	$9.97	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	4,395	4,690	6,363	6,284	6,347
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.77	$9.03	$8.09	$6.57	$8.60
Value at end of period	$9.97	$8.77	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	4,366	4,688	4,424	4,124	3,800
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$9.95	$8.33	$4.89	$8.04
Value at end of period	$9.54	$8.07	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	2,518	2,014	1,845	2,540	2,215

CFI 384

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.02	$9.92	$8.12	$6.51	$9.03
Value at end of period	$11.94	$10.02	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	385	227	118	517	466
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.35	$10.32
Value at end of period	$12.14	$10.35
Number of accumulation units outstanding at end of period	3,625	3,481
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.15	$8.90	$7.51	$6.72	$9.03
Value at end of period	$10.41	$9.15	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	11,776	10,831	5,645	5,205	5,392
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.89	$10.11	$8.48	$6.60	$9.50
Value at end of period	$11.08	$9.89	$10.11	$8.48	$6.60
Number of accumulation units outstanding at end of period	2	0	27	27	20
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.78	$9.70	$8.90	$7.60	$9.24
Value at end of period	$10.79	$9.78	$9.70	$8.90	$7.60
Number of accumulation units outstanding at end of period	1,765	1,764	1,739	2,250	470
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$9.36	$8.29	$6.29	$8.89
Value at end of period	$11.11	$9.88	$9.36	$8.29	$6.29
Number of accumulation units outstanding at end of period	5,580	5,309	4,975	5,395	5,841
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.40	$11.54	$8.92	$6.36	$9.50
Value at end of period	$12.92	$11.40	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	2,760	1,907	118	110	109
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.16	$10.23	$10.28	$10.33	$10.28
Value at end of period	$10.08	$10.16	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	610	561	10,901	11,106	11,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.35	$9.16	$7.95	$5.74	$8.34
Value at end of period	$10.09	$8.35	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	20,302	20,741	25,596	27,739	29,434
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.37	$12.90	$11.37	$7.67	$9.55
Value at end of period	$15.13	$13.37	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	751	1,327	1,327	2,080	699
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.44	$12.13	$11.37	$10.17	$10.21
Value at end of period	$13.31	$12.44	$12.13	$11.37	$10.17
Number of accumulation units outstanding at end of period	2,032	980	1,158	1,159	316

CFI 385

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.61	$9.07	$7.87	$6.37	$9.01
Value at end of period	$9.45	$8.61	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	4	0	0	0	264
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.39	$13.59	$11.50	$11.50
Value at end of period	$15.45	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	16	16	11	0
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.79	$9.30	$7.93	$6.37	$8.90
Value at end of period	$9.70	$8.79	$9.30	$7.93	$6.37
Number of accumulation units outstanding at end of period	59	30	30	30	30
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.56	$14.39
Value at end of period	$16.55	$14.56
Number of accumulation units outstanding at end of period	167	111
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.27	$9.11	$8.18	$6.94
Value at end of period	$10.63	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	188	49	825	339
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.06	$13.09	$11.87	$10.06
Value at end of period	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	995	818	597	435
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.59	$16.06	$12.86	$11.42
Value at end of period	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	1,405	1,307	26	20
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.01	$10.28	$8.47
Value at end of period	$11.63	$10.01	$10.28
Number of accumulation units outstanding at end of period	492	368	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.50	$11.01	$9.10
Value at end of period	$12.09	$10.50	$11.01
Number of accumulation units outstanding at end of period	534	369	485
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.82	$10.81	$8.23	$6.33	$9.61
Value at end of period	$12.37	$10.82	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	558	438	317	182	62
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.97	$10.30	$8.35	$6.59	$9.64
Value at end of period	$11.33	$9.97	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	1,198	1,111	1,078	1,094	870

CFI 386

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.47	$9.61	$8.71	$7.17	$9.20
Value at end of period	$10.48	$9.47	$9.61	$8.71	$7.17
Number of accumulation units outstanding at end of period	0	379	312	239	155
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.72	$9.07	$8.03	$6.43	$8.83
Value at end of period	$9.82	$8.72	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	901	901	168	168	138
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.38	$8.85	$7.78	$6.11	$8.65
Value at end of period	$9.57	$8.38	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	5,213	4,603	1,785	1,786	1,785
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$8.58	$7.51	$5.82	$8.52
Value at end of period	$9.25	$8.07	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	3,834	4,000	3,310	3,224	2,947
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.29	$9.59	$8.57	$6.95	$9.28
Value at end of period	$10.48	$9.29	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9	9	9	9
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.42	$10.46	$9.67
Value at end of period	$11.35	$10.42	$10.46
Number of accumulation units outstanding at end of period	205	201	198
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.47	$8.79	$7.83	$6.30	$8.72
Value at end of period	$9.66	$8.47	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	172	141	113	80	39
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.88	$10.66	$9.42	$7.12	$9.71
Value at end of period	$12.37	$10.88	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	1,977	1,603	1,721	1,302	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.81	$10.26	$8.04	$5.53	$9.16
Value at end of period	$11.30	$9.81	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	18,431	18,164	20,112	19,832	18,898
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.68	$8.82	$7.73	$6.23	$8.67
Value at end of period	$10.09	$8.68	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	5,213	5,044	5,000	5,052	3,806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.10	$9.27	$7.99	$5.63	$8.73
Value at end of period	$10.74	$9.10	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	6,898	6,053	5,206	4,444	4,118

CFI 387

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.62	$7.61	$6.74	$4.93	$7.95
Value at end of period	$7.80	$6.62	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	36	560	470	373	717
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.83	$8.96	$8.30	$6.32	$8.86
Value at end of period	$9.24	$7.83	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	24	0	0	110	75
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.76	$8.29	$7.75	$5.90	$8.41
Value at end of period	$9.38	$7.76	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	0	0	546	48
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.06	$11.34	$10.76	$10.24	$9.88
Value at end of period	$12.43	$12.06	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	409	409	409	774	7
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.17	$8.45	$7.50	$5.74	$8.70
Value at end of period	$9.20	$8.17	$8.45	$7.50	$5.74
Number of accumulation units outstanding at end of period	265	276	260	243	221
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.41	$9.49	$8.73	$6.85	$9.52
Value at end of period	$10.64	$9.41	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	305	240	206	169	123
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.06
Number of accumulation units outstanding at end of period	119
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.51	$8.94	$7.18	$5.71	$8.34
Value at end of period	$9.68	$8.51	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	2,061	1,871	1,671	1,315	874
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.55	$9.33	$8.34	$6.11	$8.60
Value at end of period	$10.25	$8.55	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	60	0	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.44	$11.61	$9.22	$5.11	$8.47
Value at end of period	$11.32	$9.44	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	7,079	9,398	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.48	$9.77	$7.97	$5.85	$9.10
Value at end of period	$11.10	$9.48	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	1,546	1,305	1,089	811	297

CFI 388

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.98	$9.22	$8.30	$6.89	$9.14
Value at end of period	$9.92	$8.98	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	603	455	495	299	116
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.32	$12.02	$11.20	$9.53	$10.71
Value at end of period	$14.38	$13.32	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	1,093	2,123	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.24	$8.21	$7.13	$4.12	$7.65
Value at end of period	$6.93	$6.24	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	2,609	2,358	2,117	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.53	$11.82	$10.08	$7.29
Value at end of period	$13.28	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	498	460	376	306
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.81	$10.36	$8.35	$5.48	$8.85
Value at end of period	$10.67	$8.81	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	0	0	30	30	22
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.54	$13.97	$12.49	$10.59	$10.29
Value at end of period	$15.56	$13.54	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	2,903	2,640	2,426	1,623	233
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.30	$8.79	$7.89	$5.91	$8.83
Value at end of period	$9.93	$8.30	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	28,766	27,276	26,492	25,848	21,786
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$9.60
Value at end of period	$7.65
Number of accumulation units outstanding at end of period	246
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.98	$9.42	$7.59	$5.11	$7.66
Value at end of period	$9.63	$7.98	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	114	114	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.13	$9.95	$7.92	$4.80	$8.52
Value at end of period	$9.56	$8.13	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	2,942	3,246	1,552	1,129	1,348
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.64	$10.07	$8.22	$5.83	$9.06
Value at end of period	$11.49	$9.64	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	298	235	196	151	88

CFI 389

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.07	$8.54	$7.59	$6.43	$8.61
Value at end of period	$10.13	$9.07	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	1,148	834	589	527	177

TABLE 46
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73
Value at end of period	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,425	3,482	4,096	3,526	3,121
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.49	$9.02	$7.82	$6.19	$8.88
Value at end of period	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	48,125	57,930	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.26	$9.76	$8.00	$6.10	$9.01
Value at end of period	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	131,870	142,364	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	30,753	29,170	32,305	33,940	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62
Value at end of period	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45
Number of accumulation units outstanding at end of period	168,652	179,268	191,496	212,686	145,938	145,423	142,497	116,047	78,803	69,294
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47
Value at end of period	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	47,875	44,943	45,682	41,498	37,714
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14
Value at end of period	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31
Number of accumulation units outstanding at end of period	0	0	17	0	95,499	73,759	83,958	95,310	110,098	104,176
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65
Value at end of period	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,673	7,983	8,187	8,504	11,577
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Value at end of period	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	35,557	36,658	37,403	31,775	28,953	32,581	27,737	38,869	20,826	6,039

CFI 390

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.90	$9.15	$8.09	$6.12	$10.17
Value at end of period	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	396,533	456,739	466,994	506,994	532,615
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Value at end of period	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90
Number of accumulation units outstanding at end of period	9,399	7,714	10,772	7,693	6,124	5,925	4,748	3,583	3,944	293
ING BALANCED PORTFOLIO
Value at beginning of period	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53
Value at end of period	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	61,710	69,428	81,843	81,457	85,541
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.80
Value at end of period	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	15,430	19,261	19,636	21,025	20,859	23,133	23,479	23,357	16	8,265
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.67
Value at end of period	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	8,918	7,770	9,110	12,867	11,914	3,898	1,817	1,334
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.04	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	64,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.85	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60
Value at end of period	$5.19	$4.85	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76
Number of accumulation units outstanding at end of period	129,271	129,545	130,158	175,214	178,798	179,166	174,066	167,365	153,745	139,563
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	6,093	4,945	5,759	7,090	5,061
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$10.42
Value at end of period	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	28,540	22,631	28,872	21,837	8,929	3,511	12,852
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.11	$10.37	$8.34	$6.74	$10.31	$10.28
Value at end of period	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	340
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$13.05
Value at end of period	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,163	1,697	808	1,152	1,609

CFI 391

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	188,571	204,021	213,122	226,742	226,366	2,930	3,387	213
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	26,416	30,118	28,477	27,838	26,197	29,996	30,773	34,987
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	61,380	61,706	55,198	53,647	47,843	30,843
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$25.05	$29.06	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33
Value at end of period	$27.15	$25.05	$29.06	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	12,246	12,777	14,130	19,335	19,792
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64
Value at end of period	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56
Number of accumulation units outstanding at end of period	1,860	897	0	0	0	175,649	212,796	251,743	277,870	286,831
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95
Value at end of period	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	133,424	136,756	146,524	140,917	120,969
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72
Value at end of period	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	59,202	62,234	65,545	56,917	47,856
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25
Value at end of period	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	11,940	15,670	20,542	20,570	18,770
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65
Value at end of period	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62
Number of accumulation units outstanding at end of period	22,689	22,236	18,908	20,038	21,798	23,108	26,043	31,506	29,875	27,953
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02	$8.05	$7.53	$6.92
Value at end of period	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	6,996	12,141	12,765	14,627
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Value at end of period	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35
Number of accumulation units outstanding at end of period	30,388	36,238	36,876	42,101	42,886	6,888	7,576	7,956	3,692	1,046
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Value at end of period	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	10,159	9,043	8,280	4,594	751

CFI 392

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	172,449	187,344	198,460	220,683	234,751	112,324	126,104	137,161
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	4,941	3,553	2,139	7,093	6,335	6,303	4,225	1,179
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.21
Value at end of period	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	15,966	12,050	3,322
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Value at end of period	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86
Number of accumulation units outstanding at end of period	8,448	8,209	8,776	8,383	7,663	10,002	6,967	4,986	2,888	576
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33	$11.30
Value at end of period	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,200	959	70
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	49,984	53,420	51,459	64,104	60,249	60,116
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32	$10.44
Value at end of period	$15.93	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,599	4,235	5,113	803	96
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$10.82
Value at end of period	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	16,695	18,802	19,098	21,155	21,966	17,801	7,566	3,243
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Value at end of period	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,237	2,143	1,757	3,321	817
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31
Value at end of period	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33
Number of accumulation units outstanding at end of period	21,985	27,151	32,861	32,923	61,458	56,606	33,694	20,415	32,437	39,761
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70	$10.02
Value at end of period	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	321,849	335,930	350,684

CFI 393

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	15,390	13,610	11,302	13,760	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Value at end of period	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10
Number of accumulation units outstanding at end of period	33,225	21,622	19,163	18,966	15,482	13,013	8,009	7,399	8,166	5,072
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.75
Value at end of period	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	3,887	3,999	4,417	2,530	2,070	1,739	304
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.58
Value at end of period	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,360	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63	$9.30
Value at end of period	$11.64	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	29,968	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.24	$9.08	$8.16	$6.64	$6.30
Value at end of period	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	205,320	213,760	220,242	271,465	275,244
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.97	$10.24	$8.25	$5.93	$5.89
Value at end of period	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	107,543	117,352	126,204	147,717	147,022
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.46	$10.98	$8.75	$6.90
Value at end of period	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	2,077	1,734	791	16
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Value at end of period	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,506	2,104	1,318	723	8,231
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79
Value at end of period	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	26,605	25,658	27,097	26,937	26,385
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	15,254	14,712	15,559	8,442	7,208	38,153	5,713	15

CFI 394

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$11.25
Value at end of period	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	23,064	18,626	19,510	23,662	20,100	14,613	21,572
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.48
Value at end of period	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	52,844	48,908	55,119	52,485	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$11.68
Value at end of period	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	29,612	24,824	22,040	20,047	14,260	9,808	3,166
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.88	$11.80
Value at end of period	$12.47	$10.88
Number of accumulation units outstanding at end of period	839	82
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.07
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	341
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.95	$12.01	$11.04	$9.50	$11.49	$11.37
Value at end of period	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	59	80	80	640	2,431	2,392
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.93	$9.81
Value at end of period	$11.04	$9.93
Number of accumulation units outstanding at end of period	475	61
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55
Value at end of period	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,901	4,795	4,446	4,460	4,511
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41
Value at end of period	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,611	11,975	10,341	9,323	10,040
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71
Value at end of period	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,226	6,466	6,425	6,889	6,848
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	76,613	67,554	58,522	28,872	32,285	27,063	11,468	3,553

CFI 395

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14	$9.94
Value at end of period	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	256,546	298,591	339,121
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21	$11.42
Value at end of period	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21
Number of accumulation units outstanding at end of period	126,360	140,378	149,917	166,560	158,900	21,525	14,819	12,211	1,827	87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88
Value at end of period	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33
Number of accumulation units outstanding at end of period	36,541	32,697	38,544	44,193	44,471	48,672	53,823	55,772	50,275	48,392
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	4,394	4,444	4,681	7,499	6,716	6,949	5,257	115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$10.51
Value at end of period	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	2,600	2,349	2,080	4,786	3,375	2,540	1,587
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.02	$11.30	$10.73	$10.17
Value at end of period	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	11,111	11,375	8,967	6
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.05	$17.63	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49
Value at end of period	$19.19	$17.05	$17.63	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	29,290	33,807	36,918	37,904	37,740
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37
Value at end of period	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	12,263	11,329	6,724	6,085	5,120
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.02	$11.32	$9.14	$7.17	$10.09
Value at end of period	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	78,918	83,694	88,108	94,683	99,617
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Value at end of period	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	90,317	89,562	85,245	43,373	22,574
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73	$9.79
Value at end of period	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	29	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.91
Value at end of period	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	194,974	214,935	237,291	268,153	256,382	1,808	1,862

CFI 396

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	32,769	34,088	32,658	29,125	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76	$10.80
Value at end of period	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,436	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	12,417	11,636	11,281	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	83,071	50,448	40,715	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.01	$10.54	$9.17	$5.29	$12.77	$10.30
Value at end of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	11,602
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.74
Value at end of period	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,055	1,367	1,227
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	19,340	18,543	21,241	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	158,034	157,239	162,415	173,084	162,147	13,963	9,313	2,390
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.85	$10.44	$8.43	$5.67	$10.51	$10.78
Value at end of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	11,373	15,138	13,547	10,906	2,794	3,818
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	43,198	38,446	33,583	24,391	13,331	12,439	4,148	21
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	17,837	13,202	10,657	9,968	10,212	2,628	2,743	4,278

CFI 397

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	0	0	98	0	8,027	3,289	829

TABLE 47

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007
ALGER GREEN FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.28	$14.12	$12.99	$12.49
Value at end of period	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	46	46	100	13
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.95	$7.87	$7.04	$6.11	$9.85
Value at end of period	$9.00	$7.95	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	3,886	3,994	4,827	4,526	5,201
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.77	$14.15	$12.30	$9.90
Value at end of period	$15.19	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	48,314	42,818	24,479	4,835
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.56	$13.41	$12.04	$10.44
Value at end of period	$14.75	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	113,744	94,262	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.58	$11.22	$10.73	$10.10
Value at end of period	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	19,531	13,467	12,900	8,063
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.18	$11.57	$8.50
Value at end of period	$12.15	$10.18	$11.57
Number of accumulation units outstanding at end of period	6,120	6,051	383
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.47	$8.12	$7.73	$5.58	$9.30
Value at end of period	$9.30	$7.47	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	45,667	19,331	15,171	1,864	791
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.89	$11.75	$9.68
Value at end of period	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	44,261	41,973	11,025

CFI 398

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.53	$15.75	$12.63	$10.47
Value at end of period	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	328	2,009	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.72	$11.30	$10.16	$8.17	$12.00	$11.76
Value at end of period	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	9,912	9,516	6,679	8,230	7,660	9,839
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.48	$10.38
Value at end of period	$10.89	$9.48
Number of accumulation units outstanding at end of period	3,581	656
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.49	$9.02	$7.82	$6.19	$8.91
Value at end of period	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	19,212	26,151	30,366	31,564	19,702
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.26	$9.76	$8.00	$6.10	$9.61
Value at end of period	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	8,964	10,759	12,205	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.35	$9.82	$8.04	$6.11	$10.08
Value at end of period	$10.84	$9.35	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	107	89	224	152	1,630
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.33	$15.55	$14.33	$10.38	$17.61	$14.80
Value at end of period	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	212,245	205,104	192,690	166,556	136,957	96,627
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.38	$13.84	$11.90	$8.84	$15.50	$13.24
Value at end of period	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	438,638	451,227	473,538	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.28	$11.26	$9.86	$7.63	$13.41	$13.27
Value at end of period	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	40,878	48,864	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.41	$12.49	$10.14	$7.97	$15.20	$12.04
Value at end of period	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	63,688	62,805	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.00	$13.38	$11.93	$9.50	$17.04	$14.52
Value at end of period	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	8,299	7,981	7,275	7,671	6,853	10,212

CFI 399

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.19	$13.82	$10.86	$8.48	$12.76	$13.47
Value at end of period	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	24,291	23,224	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.90	$9.15	$8.09	$6.12	$9.80
Value at end of period	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	29,388	38,057	41,505	26,512	13,284
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.37	$14.96	$12.36	$9.18	$12.60	$13.25
Value at end of period	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	13,445	10,530	7,414	4,596	3,772	3,347
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.51	$11.76	$10.39	$8.78	$12.31	$11.76
Value at end of period	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	137,873	153,281	190,576	220,709	232,643	262,619
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.22	$13.04	$10.39	$7.75	$13.29	$12.77
Value at end of period	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	46,456	38,716	36,333	32,265	28,007	15,999
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.86	$12.38	$11.66	$9.79	$13.84	$12.98
Value at end of period	$15.15	$12.86	$12.38	$11.66	$9.79	$13.84
Number of accumulation units outstanding at end of period	1,474	4,853	2,805	1,748	1,410	1,095
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.04	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	18,549	18,407	18,406	19,879	18,763	29,052
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.09	$16.99	$14.44	$9.53	$15.96	$13.54
Value at end of period	$16.15	$15.09	$16.99	$14.44	$9.53	$15.96
Number of accumulation units outstanding at end of period	10,917	11,998	15,939	14,657	14,899	10,365
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	10,857	9,544	9,262	7,535	6,979
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.47	$10.56	$8.32	$6.17	$10.12	$13.08
Value at end of period	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	17,845	21,133	21,143	6,588	6,625	3,164
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.06	$10.42	$8.39	$6.78	$10.37	$10.34
Value at end of period	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	3,632	2,332	2,182	1,731	94	85

CFI 400

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.79	$11.41	$10.27	$7.86	$13.04	$12.53
Value at end of period	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,371	2,459	2,132	2,627	675	991
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.19	$16.06	$12.61	$9.13	$15.13	$13.43
Value at end of period	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	61,683	62,674	59,469	49,152	33,278	17,177
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.21	$13.81	$12.02	$9.96	$11.89	$11.17
Value at end of period	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	55,160	67,713	75,128	75,277	73,897	69,804
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.77	$13.06	$10.83	$7.94	$13.56	$10.12
Value at end of period	$11.35	$11.77	$13.06	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	22,478	26,225	46,935	41,649	36,869	32,694
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.92	$10.25	$10.25
Value at end of period	$11.15	$10.92	$10.25
Number of accumulation units outstanding at end of period	31,063	7,346	20
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.96	$12.71	$11.51	$8.01	$13.41	$12.75
Value at end of period	$11.88	$10.96	$12.71	$11.51	$8.01	$13.41
Number of accumulation units outstanding at end of period	18,479	18,930	20,641	23,578	22,881	21,596
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.16	$12.29	$10.85	$8.40	$13.58	$12.62
Value at end of period	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	196,029	202,807	215,934	224,808	234,804	259,820
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.22	$11.32	$10.01	$8.19	$13.15	$12.46
Value at end of period	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	100,895	105,309	114,037	114,603	122,044	142,278
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.76	$13.01	$10.76	$8.23	$13.29	$13.13
Value at end of period	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	109,693	116,037	134,111	141,957	144,516	147,986
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.89	$12.07	$9.91	$8.00	$12.14	$13.16
Value at end of period	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	21,416	24,022	26,938	26,217	27,913	33,827
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.95	$11.88
Value at end of period	$12.59	$10.95
Number of accumulation units outstanding at end of period	36	99

CFI 401

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.07	$12.25	$11.24	$10.16	$11.19	$10.79
Value at end of period	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	132,299	131,940	132,663	136,850	177,823	166,671
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.02	$8.05	$7.53	$5.93	$5.05
Value at end of period	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	13,897	12,486	11,865	10,539	1
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.24	$12.14	$11.94	$9.46	$16.66	$14.79
Value at end of period	$12.11	$10.24	$12.14	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	3,731	3,043	3,515	7,476	8,433	8,999
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.71	$11.02	$9.65	$7.57	$12.01	$12.30
Value at end of period	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	35,218	36,474	44,284	50,823	46,204	66,090
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.79	$13.03	$11.70	$9.61	$12.64	$12.21
Value at end of period	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	40,133	56,500	68,422	70,595	70,262	82,177
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.75	$12.11	$10.85	$8.82	$13.12	$12.64
Value at end of period	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	21,683	18,462	21,188	21,499	20,663	15,928
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.04	$24.72	$20.71	$12.17	$25.18	$17.89
Value at end of period	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	4,770	4,237	5,264	13,331	7,416	14,909
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.19	$13.06	$10.71	$8.59	$12.93	$13.01
Value at end of period	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	84,847	72,069	66,324	52,840	44,280	35,979
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.97	$14.27	$11.35	$8.99	$12.93	$13.58
Value at end of period	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	4,709	5,198	4,691	2,626	1,384	1,284
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.35	$10.32
Value at end of period	$12.12	$10.35
Number of accumulation units outstanding at end of period	110,836	53,568
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.70	$8.47	$7.15	$6.40	$9.23	$9.44
Value at end of period	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	330,733	334,339	275,985	284,567	264,071	192,970

CFI 402

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.85	$10.07	$8.45	$6.58	$10.23
Value at end of period	$11.03	$9.85	$10.07	$8.45	$6.58
Number of accumulation units outstanding at end of period	1,939	1,832	1,300	1,152	951
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.95	$11.86	$10.88	$9.30	$12.08	$11.82
Value at end of period	$13.18	$11.95	$11.86	$10.88	$9.30	$12.08
Number of accumulation units outstanding at end of period	5,371	4,818	2,328	2,327	3,232	3,133
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.40	$17.43	$15.46	$11.73	$18.99	$16.57
Value at end of period	$20.68	$18.40	$17.43	$15.46	$11.73	$18.99
Number of accumulation units outstanding at end of period	4,605	4,405	3,319	6,210	5,660	7,944
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.37	$17.60	$13.61	$9.70	$15.67	$12.80
Value at end of period	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	17,841	7,756	8,034	126	104	600
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.20	$11.29	$11.35	$11.41	$11.20	$10.81
Value at end of period	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	29,163	32,119	29,117	27,390	65,820	55,530
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.88	$14.13	$12.27	$8.87	$14.97	$14.00
Value at end of period	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	121,463	126,644	135,872	139,273	143,517	172,507
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.69	$15.15	$13.36	$9.02	$11.73	$11.69
Value at end of period	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	8,605	11,599	7,152	8,221	2,165	3,344
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.82	$13.49	$12.64	$11.32	$11.43	$10.67
Value at end of period	$14.79	$13.82	$13.49	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	166,518	144,326	131,664	129,223	66,132	48,660
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.98	$10.51	$9.12	$7.39	$11.37	$10.91
Value at end of period	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	8,860	8,487	7,757	9,500	8,479	7,920
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.16	$15.39	$13.03	$7.86	$11.23	$11.29
Value at end of period	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	12,024	7,985	10,641	8,559	1,198	1,055
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.28	$10.88	$9.28	$7.46	$11.21	$11.00
Value at end of period	$11.34	$10.28	$10.88	$9.28	$7.46	$11.21
Number of accumulation units outstanding at end of period	37,443	38,187	45,398	45,799	38,821	38,854

CFI 403

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.54	$14.07	$12.57	$10.71
Value at end of period	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	2,462	1,437	1,198	1,384
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.24	$9.08	$8.16	$6.64	$10.05
Value at end of period	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	11,301	5,412	5,049	3,556	1,013
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$13.08	$11.86	$10.06
Value at end of period	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	1,448	1,143	690	711
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.57	$16.05	$12.86	$11.41
Value at end of period	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	1,633	1,210	1,177	1,101
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.97	$10.24	$8.25	$5.57
Value at end of period	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	3,936	2,157	2,747	1,027
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.46	$10.98	$8.75	$7.04
Value at end of period	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	4,744	6,294	5,379	920
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.33	$16.33	$12.44	$9.57	$14.72	$13.79
Value at end of period	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	13,460	10,745	10,430	4,297	3,555	3,287
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.04	$15.55	$12.60	$9.96	$14.56	$14.18
Value at end of period	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	71,566	70,168	66,642	55,858	47,319	45,927
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.83	$12.01	$10.88	$8.97	$12.36	$12.07
Value at end of period	$13.08	$11.83	$12.01	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	24,733	29,188	30,774	23,640	16,605	11,202
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.40	$11.86	$10.51	$8.42	$12.83	$12.54
Value at end of period	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	39,768	38,196	34,102	25,924	26,858	18,618
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.36	$12.01	$10.57	$8.30	$13.28	$12.89
Value at end of period	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	39,411	40,732	35,260	27,640	18,920	8,291

CFI 404

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.32	$12.03	$10.53	$8.18	$13.71	$13.25
Value at end of period	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	23,462	21,052	17,920	15,746	12,035	9,149
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.88	$10.16
Value at end of period	$12.47	$10.88
Number of accumulation units outstanding at end of period	351	43
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.25	$9.56	$8.55	$6.93	$9.03
Value at end of period	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	0	0	495	100
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.10	$12.15	$11.17	$9.61	$11.63	$11.31
Value at end of period	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	1,382	1,079	817	465	123	1,177
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.93	$10.08	$9.14	$7.66	$9.26
Value at end of period	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	226	36	0	100	99
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.83	$11.72	$10.64	$9.10	$12.00	$11.47
Value at end of period	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	4,649	4,544	6,830	5,637	7,500	6,367
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.06	$11.48	$10.24	$8.24	$12.99	$12.42
Value at end of period	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	19,015	17,552	19,980	20,024	19,418	21,424
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.44	$11.60	$10.43	$8.63	$12.52	$11.94
Value at end of period	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	8,892	8,463	7,995	7,506	9,833	9,697
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.34	$14.05	$12.42	$9.40	$13.07	$12.68
Value at end of period	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	291,027	257,806	218,284	184,173	158,864	107,270
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.29	$14.96	$11.74	$8.08	$14.33	$13.08
Value at end of period	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	65,087	68,263	71,330	76,390	76,134	83,507
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.55	$11.74	$10.30	$8.31	$13.02	$12.73
Value at end of period	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	36,302	29,804	29,341	24,705	11,927	10,953

CFI 405

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.02	$13.27	$11.45	$8.07	$14.08	$12.83
Value at end of period	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	50,728	55,306	54,179	55,952	54,369	56,241
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.46	$14.33	$12.69	$9.30	$18.56	$15.15
Value at end of period	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	10,917	9,903	6,983	5,935	4,904	4,867
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	43,155	18,827	17,514	20,206	25,435
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.90	$9.51	$8.90	$6.78	$11.33	$11.32
Value at end of period	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	2,781	1,651	1,878	1,786	1,760	1,845
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.02	$11.30	$10.73	$10.22	$10.00
Value at end of period	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	4,307	3,219	2,834	1,489	20
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.02	$11.40	$10.13	$7.75	$12.97	$12.88
Value at end of period	$12.41	$11.02	$11.40	$10.13	$7.75	$12.97
Number of accumulation units outstanding at end of period	23,284	25,568	28,157	32,057	34,978	37,082
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.77	$13.73	$12.30	$10.44
Value at end of period	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	1,969	2,186	1,694	1,122
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.93	$13.04	$12.00	$9.43	$13.60	$12.62
Value at end of period	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	2,936	3,369	4,343	5,756	5,242	7,310
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.18
Value at end of period	$36.05
Number of accumulation units outstanding at end of period	1,984
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.36	$8.95	$7.33	$6.37
Value at end of period	$8.74	$8.36	$8.95	$7.33
Number of accumulation units outstanding at end of period	2,307	933	0	9
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.02	$11.32	$9.14	$7.17	$10.23
Value at end of period	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	33,180	18,883	5,874	692	97

CFI 406

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.38	$11.95	$9.60	$7.65	$12.71	$13.15
Value at end of period	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	27,420	35,868	39,374	42,024	39,803	42,650
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.52	$10.94	$9.00	$6.96	$11.48	$10.80
Value at end of period	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	1,896	1,603	1,336	1,046	673	337
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.79	$15.05	$13.46	$9.87	$16.01	$13.74
Value at end of period	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	12,648	13,851	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.99	$27.07	$21.49	$11.92	$23.12	$16.99
Value at end of period	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	70,601	65,629	63,965	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.26	$13.67	$11.17	$8.20	$13.30	$13.86
Value at end of period	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	14,942	15,390	15,836	12,236	10,304	11,111
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.66	$11.97	$10.78	$8.96	$13.03	$11.97
Value at end of period	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	2,828	4,823	4,595	8,326	7,372	5,636
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.34	$12.94	$12.07	$10.28	$11.15	$10.39
Value at end of period	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	40,729	30,421	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.01	$10.54	$9.17	$5.29	$12.77	$10.39
Value at end of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	10,385	9,388	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.91	$14.26	$12.18	$7.65	$11.94	$11.67
Value at end of period	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	3,319	4,853	4,414	3,880	2,206	4,119
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.77	$10.32	$8.33	$5.46	$9.55
Value at end of period	$10.62	$8.77	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	3,484	2,676	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.50	$17.03	$15.24	$12.92	$12.26	$11.15
Value at end of period	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	106,513	91,378	81,641	64,157	56,949	24,740

CFI 407

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.17	$10.58	$9.94	$8.72	$9.96
Value at end of period	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	11,963	9,737	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.28	$13.02	$11.68	$8.76	$14.48	$13.11
Value at end of period	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	68,037	82,585	120,046	83,435	86,311	62,391
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.76	$9.77
Value at end of period	$7.64	$8.76
Number of accumulation units outstanding at end of period	49,272	819
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.85	$10.44	$8.43	$5.67	$10.51	$10.58
Value at end of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	45,717	35,324	25,065	15,734	10,463	3,405
WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.41	$16.42	$13.08	$7.93	$15.70	$15.20
Value at end of period	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	51,052	50,053	49,239	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.96	$13.54	$11.06	$7.84	$13.11	$12.75
Value at end of period	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	20,468	21,826	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.15	$11.45	$10.18	$8.62	$13.01	$12.55
Value at end of period	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	36,720	37,436	45,491	49,353	48,155	50,899
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.09	$13.49	$11.09	$8.61	$12.72	$14.20
Value at end of period	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	27,253	31,713	40,889	39,529	40,774	38,606

TABLE 48
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.43	$8.09	$7.71	$5.57	$10.25
Value at end of period	$9.23	$7.43	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	0	0	0	128

CFI 408

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64
Value at end of period	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84
Number of accumulation units outstanding at end of period	3,782	3,677	3,675	3,604	3,789	3,454	3,043	2,963	2,919	2,888
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.36	$10.96	$8.78	$6.35	$9.31
Value at end of period	$12.10	$10.36	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	0	0	711	655	580
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.21	$10.23
Value at end of period	$10.63	$9.21
Number of accumulation units outstanding at end of period	357	1,586
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	13,852	12,221	11,422	11,782	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52
Value at end of period	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30
Number of accumulation units outstanding at end of period	42,567	39,713	37,470	36,581	37,172	53,961	48,810	47,548	36,904	38,784
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39
Value at end of period	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87
Number of accumulation units outstanding at end of period	22,158	24,022	29,174	28,646	28,604	34,217	32,940	34,562	32,807	32,242
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07
Value at end of period	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19
Number of accumulation units outstanding at end of period	32,051	31,953	29,304	29,824	33,604	37,992	35,402	33,625	38,369	40,387
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59
Value at end of period	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63
Number of accumulation units outstanding at end of period	8,319	8,066	7,758	8,409	8,730	9,281	8,159	7,709	8,678	7,677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Value at end of period	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12
Number of accumulation units outstanding at end of period	5,149	5,193	7,106	5,398	4,629	4,722	4,327	3,705	4,473	1,392
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Value at end of period	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87
Number of accumulation units outstanding at end of period	1,518	1,445	914	914	914	914	708	493	616	231
ING BALANCED PORTFOLIO
Value at beginning of period	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42
Value at end of period	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05
Number of accumulation units outstanding at end of period	7,752	7,902	10,241	10,886	11,756	43,686	46,227	48,380	56,053	67,625
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.73
Value at end of period	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	706	589	707	608	484	3,015	2,797	2,692	2,376	1,793

CFI 409

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.83
Value at end of period	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	2,803	2,044	1,747	2,124	1,487	1,176	322	49
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.98	$9.18	$8.16	$6.31	$10.43	$10.67
Value at end of period	$10.20	$8.98	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	16,959	18,178	20,212	21,159	28,318	40,095
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.76	$5.37	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59
Value at end of period	$5.09	$4.76	$5.37	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74
Number of accumulation units outstanding at end of period	21,853	19,839	15,400	19,276	16,205	18,825	18,223	17,334	18,325	20,959
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	1,776	2,579	2,248	1,413	2,071
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.94
Value at end of period	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	4,101	3,597	5,332	4,787	3,811	4,573	4,104
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.17
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	82
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$13.21
Value at end of period	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	2,724	2,525	2,682	4,136	2,675	1,384	1,233	398	486	186
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	863	833	157	758	672	454	350	219
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	11,877	14,824	14,455	14,260	15,739	16,158	18,643	24,536
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	36,464	30,849	30,645	29,622	28,932	30,640
ING GROWTH AND INCOME CORE PORTFOLIO
Value at beginning of period	$24.58	$28.55	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24
Value at end of period	$26.60	$24.58	$28.55	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87
Number of accumulation units outstanding at end of period	12,660	13,009	13,316	12,488	13,688	14,911	13,953	13,559	18,923	18,852

CFI 410

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55
Value at end of period	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42
Number of accumulation units outstanding at end of period	57,768	55,857	51,247	50,761	58,482	258,548	282,823	324,582	395,518	428,544
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88
Value at end of period	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34
Number of accumulation units outstanding at end of period	21,911	21,794	23,091	27,298	30,020	37,244	40,435	37,672	37,366	42,075
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66
Value at end of period	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60
Number of accumulation units outstanding at end of period	13,414	11,765	14,614	16,127	14,947	17,456	18,171	21,190	17,447	19,608
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20
Value at end of period	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40
Number of accumulation units outstanding at end of period	12,142	12,384	12,558	14,716	14,752	19,654	21,117	21,458	18,177	11,492
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56
Value at end of period	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49
Number of accumulation units outstanding at end of period	13,669	11,791	11,704	10,242	7,843	10,247	11,894	17,655	20,002	15,469
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.98	$8.02	$7.51	$6.90
Value at end of period	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	8,001	7,748	7,745	7,440
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Value at end of period	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31
Number of accumulation units outstanding at end of period	3,179	4,042	3,661	3,943	3,615	5,269	3,369	7,166	7,221	23,604
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.37
Value at end of period	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	758	841	1,502	1,967	2,347	5,389	5,138	5,050	5,083	3,990
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	17,960	17,498	17,903	19,506	22,736	44,927	43,020	33,741
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	579	579	1,162	579	1,362	47	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,670	2,831	2,730	4,353	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Value at end of period	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83
Number of accumulation units outstanding at end of period	2,200	1,899	2,110	2,035	1,819	2,216	1,455	1,119	703	301

CFI 411

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.67	$13.99	$13.84
Value at end of period	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	689	376	304
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33	$10.32
Value at end of period	$12.08	$10.33
Number of accumulation units outstanding at end of period	12,730	12,766
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	36,443	39,636	2,466	1,774	1,385	1,753
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.79	$10.02	$8.42	$6.58	$10.23
Value at end of period	$10.95	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	1,919	2,233	2,787	4,431	4,154
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.26	$14.17	$13.02	$11.15	$9.80
Value at end of period	$15.70	$14.26	$14.17	$13.02	$11.15
Number of accumulation units outstanding at end of period	1,550	741	649	537	393
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.59
Value at end of period	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	3,703	3,142	3,067	4,268	4,027	3,630	269	1,027
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	447	302	270	1,055	1,037	403	163	136	82
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23
Value at end of period	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23
Number of accumulation units outstanding at end of period	7,320	8,054	9,541	16,735	27,162	19,425	10,286	5,770	5,128	25,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	83,997	80,988	83,348	87,308	90,310	141,954	137,982	139,577
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	8,044	3,214	3,621	3,786	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Value at end of period	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07
Number of accumulation units outstanding at end of period	17,273	15,631	17,720	15,194	6,987	9,664	9,478	3,107	2,390	12,578

CFI 412

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$10.66
Value at end of period	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	179	154	129	968	872	404	2,131
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.95	$15.20	$12.89	$7.79	$11.14	$11.21
Value at end of period	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	2,536	279	1,786	1,846	402	280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.14	$10.75	$9.18	$7.39	$11.12	$12.20
Value at end of period	$11.17	$10.14	$10.75	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	4,181	4,128	4,540	4,863	4,259	6,346
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.49	$14.03	$12.56	$10.70
Value at end of period	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	398	398	398	480
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.19	$9.04	$8.14	$6.91
Value at end of period	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	4,913	3,694	6,389	7,033
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.00	$13.05	$11.85	$10.06
Value at end of period	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	328	735	706	403
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.51	$16.01	$14.47
Value at end of period	$17.75	$15.51	$16.01
Number of accumulation units outstanding at end of period	1,601	580	482
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.92	$10.20	$8.23	$4.94
Value at end of period	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	1,464	584	491	483
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.85
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	2,786
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Value at end of period	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87
Number of accumulation units outstanding at end of period	98	323	403	354	327	601	753	642	471	1,326
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71
Value at end of period	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03
Number of accumulation units outstanding at end of period	6,650	6,858	8,936	9,470	9,075	11,360	10,563	9,130	9,938	9,137

CFI 413

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.98
Value at end of period	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	710	610	12,219	10,016	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	4,576	4,059	5,650	2,691	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.12	$11.77	$10.37	$8.16	$13.08	$13.38
Value at end of period	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	4,028	2,655	5,495	2,952	24	259
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.08	$11.79	$10.34	$8.04	$13.49	$13.86
Value at end of period	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	6,011	5,128	4,019	2,577	2,225	932
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.20	$9.53	$8.53	$6.93	$6.68
Value at end of period	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	480	481	480	481	46
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.88	$10.04	$9.12	$7.70
Value at end of period	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	385	385	385	384
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47
Value at end of period	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29
Number of accumulation units outstanding at end of period	10,219	8,986	1,460	1,403	1,239	919	787	643	488	531
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33
Value at end of period	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42
Number of accumulation units outstanding at end of period	4,436	4,417	4,566	4,822	4,895	5,219	4,908	4,464	3,854	3,718
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64
Value at end of period	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14
Number of accumulation units outstanding at end of period	3,865	3,913	3,769	3,615	3,451	3,098	3,356	4,131	2,775	2,794
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	17,346	21,765	19,646	13,609	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	69,431	67,780	86,676	83,457	94,485	134,089	130,682	122,399

CFI 414

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20	$11.34
Value at end of period	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	7,161	6,825	6,158	6,014	4,538	7,533	3,620	2,793	1,688	705
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80
Value at end of period	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20
Number of accumulation units outstanding at end of period	5,685	5,066	5,065	6,143	5,829	12,333	12,348	11,002	13,139	15,550
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,115	999	1,240	1,380	1,160	497	447	397
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	29,771	30,678	33,040	39,891	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$10.56
Value at end of period	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	13	78	13	38	13	13	7
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.95	$11.70
Value at end of period	$12.29	$11.95
Number of accumulation units outstanding at end of period	1,739	3,972
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.73	$17.33	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43
Value at end of period	$18.80	$16.73	$17.33	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14
Number of accumulation units outstanding at end of period	15,790	14,571	14,811	14,266	13,555	14,879	14,728	14,908	20,498	20,672
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33
Value at end of period	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81
Number of accumulation units outstanding at end of period	3,600	3,311	6,994	6,434	6,036	7,190	6,774	3,099	6,402	5,704
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$37.17
Value at end of period	$36.01
Number of accumulation units outstanding at end of period	2,723
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.30	$8.90	$7.30	$5.33	$8.75	$10.30
Value at end of period	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	33	18	6	0	10	10
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.90
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	19
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Value at end of period	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33
Number of accumulation units outstanding at end of period	5,387	6,744	6,669	6,355	5,576	12,129	10,843	10,084	5,587	5,785

CFI 415

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.38	$10.80	$8.90	$6.89	$10.51
Value at end of period	$11.39	$10.38	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	423	376	332	277	208
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$13.00
Value at end of period	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	1,871	1,163	1,031	1,764	1,005	1,043	947
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	5,252	4,579	4,767	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$12.29
Value at end of period	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,746	5,394	5,107	4,937	4,415	3,942	2,872
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.86
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	329
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$15.28	$13.81	$12.90	$11.00	$11.95	$11.82
Value at end of period	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	6,543	5,794	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.96	$10.49	$9.13	$5.28	$12.76	$10.60
Value at end of period	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,754	1,556	2,223	2,317	1,767	5,062
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.97
Value at end of period	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,309	1,195	1,556	1,387	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73	$10.28	$8.31	$5.46	$8.91
Value at end of period	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	400	958	893	151	49
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.69
Value at end of period	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	8,501	7,586	5,186	6,107	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.11	$10.53	$9.91	$8.71	$9.87
Value at end of period	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	3,767	3,226	3,319	3,313	668

CFI 416

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.73
Value at end of period	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	32,612	30,541	31,230	29,892	23,952	21,399	10,085
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.78	$10.39	$8.39	$5.66	$10.50	$10.70
Value at end of period	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	865	2,283	2,647	2,218	772	322
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	1,444	1,094	2,766	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$13.04
Value at end of period	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	549	540	496	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.39
Value at end of period	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	9,785	6,138	5,019	7,229	4,706	3,766	926

TABLE 49

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008 (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.43	$8.09	$7.71	$7.56
Value at end of period	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,107	1,072	1,035	718
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.45	$8.98	$7.80	$7.49
Value at end of period	$9.62	$8.45	$8.98	$7.80
Number of accumulation units outstanding at end of period	754	730	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.21	$9.72	$9.27
Value at end of period	$10.63	$9.21	$9.72
Number of accumulation units outstanding at end of period	5,043	5,584	5,581
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$16.38
Value at end of period	$17.37
Number of accumulation units outstanding at end of period	95

CFI 417

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$32.73	$33.90	$29.20	$21.72	$33.46
Value at end of period	$37.75	$32.73	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	5,905	5,440	5,093	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.07	$23.07	$20.22	$19.61
Value at end of period	$26.81	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	2,073	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.97	$20.12	$18.23
Value at end of period	$22.69	$19.97	$20.12
Number of accumulation units outstanding at end of period	3,283	3,579	3,550
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.44	$19.34	$15.23	$11.90	$17.00
Value at end of period	$21.62	$18.44	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	0	0	0	0	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.85	$9.11	$8.07	$6.10
Value at end of period	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	330	320	309	466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.40	$18.14	$15.01	$11.17	$10.65
Value at end of period	$20.05	$17.40	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	717	710	702	473	330
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$28.54	$29.20	$25.83	$21.87	$28.70
Value at end of period	$32.13	$28.54	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	66	33	12	9	9
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.40	$18.17	$14.50	$10.83	$15.99
Value at end of period	$21.81	$18.40	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,096	997	1,115	1,011	1,180
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.54
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	4
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.60	$18.64	$16.80	$12.88	$19.45
Value at end of period	$19.57	$17.60	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	864	863	816	760	1,343
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.80	$13.43	$11.70	$9.72	$11.75
Value at end of period	$14.75	$13.80	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	3,144	3,410	4,288	4,121	3,332

CFI 418

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.66	$12.95	$10.75	$7.89	$12.36
Value at end of period	$11.22	$11.66	$12.95	$10.75	$7.89
Number of accumulation units outstanding at end of period	1,333	1,295	1,535	1,274	1,055
ING GNMA INCOME FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.92
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	139
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$23.97	$24.26	$21.46	$16.63	$23.95
Value at end of period	$27.49	$23.97	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	1,670	1,650	1,456	1,456	1,456
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.82	$23.30	$19.30	$14.79	$21.22
Value at end of period	$26.60	$22.82	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	0	0	1,230	590	425
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$26.80
Value at end of period	$26.77
Number of accumulation units outstanding at end of period	6
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.44	$13.58	$13.37	$10.62	$16.44
Value at end of period	$13.51	$11.44	$13.58	$13.37	$10.62
Number of accumulation units outstanding at end of period	1,754	1,023	1,162	912	653
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.33	$12.59	$11.32	$9.31	$11.57
Value at end of period	$13.78	$12.33	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	0	0	26
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.50	$11.87	$10.65	$8.67	$11.73
Value at end of period	$13.05	$11.50	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	0	0	66	66	106
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.61	$24.22	$20.33	$11.96	$20.80
Value at end of period	$23.14	$19.61	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	2,766	2,918	2,891	2,992	512
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.03	$17.87	$14.67	$11.79	$16.24
Value at end of period	$21.43	$18.03	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	984	955	1,142	1,032	1,212
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.63
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	281

CFI 419

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.58	$8.37	$7.07	$6.34	$8.63
Value at end of period	$9.75	$8.58	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	713	713	0	187	187
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.00	$17.08	$15.17	$11.53	$16.52
Value at end of period	$20.20	$18.00	$17.08	$15.17	$11.53
Number of accumulation units outstanding at end of period	1,058	1,058	1,009	947	875
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.64	$16.88	$13.60
Value at end of period	$18.82	$16.64	$16.88
Number of accumulation units outstanding at end of period	509	365	354
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.66	$15.81	$15.92	$16.02	$15.86
Value at end of period	$15.52	$15.66	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	211	129	713	2,323	20,037
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.32	$13.54	$11.78	$8.52	$12.60
Value at end of period	$14.86	$12.32	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	207	507	507	507	611
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.35	$14.84	$13.11	$8.86	$11.18
Value at end of period	$17.34	$15.35	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,450	1,513	1,474	1,043	102
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.52	$15.17	$14.24	$12.76	$13.26
Value at end of period	$16.58	$15.52	$15.17	$14.24	$12.76
Number of accumulation units outstanding at end of period	2,928	2,840	2,730	1,876	1,601
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.14	$10.75	$9.18	$7.39	$10.06
Value at end of period	$11.17	$10.14	$10.75	$9.18	$7.39
Number of accumulation units outstanding at end of period	365	125	199	191	243
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$30.89	$31.98	$27.09
Value at end of period	$35.04	$30.89	$31.98
Number of accumulation units outstanding at end of period	13	4	2
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.57	$11.77	$10.68	$8.82	$11.60
Value at end of period	$12.78	$11.57	$11.77	$10.68	$8.82
Number of accumulation units outstanding at end of period	601	601	601	43	43
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.12	$11.77	$10.37	$8.16	$11.85
Value at end of period	$12.68	$11.12	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	3,369	3,155	2,535	1,788	1,187

CFI 420

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.08	$11.79	$10.34	$8.04	$12.04
Value at end of period	$12.67	$11.08	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	348	294	238	174	98
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.95	$19.71	$17.60	$14.19	$20.34
Value at end of period	$21.59	$18.95	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	331	331	619	619
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.13	$19.43	$17.51	$14.50	$19.49
Value at end of period	$21.53	$19.13	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	289	289	289	631	631
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.03	$13.77	$12.19	$9.24	$12.34
Value at end of period	$15.91	$14.03	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	887	876	864	644	455
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.39	$14.04	$11.03	$7.60	$11.83
Value at end of period	$15.40	$13.39	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	235	17	8	0	25
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.17	$15.45	$13.57	$10.96	$15.93
Value at end of period	$17.61	$15.17	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	979	698	1,371	1,210	954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$24.76	$25.27	$21.83	$15.41	$23.31
Value at end of period	$29.16	$24.76	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	205	205	205	205	205
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.33
Value at end of period	$14.34
Number of accumulation units outstanding at end of period	104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$8.48
Value at end of period	$9.13
Number of accumulation units outstanding at end of period	13
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.75	$17.36	$15.45	$11.84	$18.12
Value at end of period	$18.83	$16.75	$17.36	$15.45	$11.84
Number of accumulation units outstanding at end of period	446	446	446	446	1,302
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.41	$14.11	$11.35	$9.05	$12.96
Value at end of period	$15.22	$13.41	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	360	360	1,031	1,147

CFI 421

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$63.46	$78.22	$62.18	$34.54	$58.33
Value at end of period	$75.96	$63.46	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	1,272	1,344	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.98	$13.40	$10.96	$8.06	$11.80
Value at end of period	$15.17	$12.98	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	23	23	23	23	23
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.43
Value at end of period	$16.46
Number of accumulation units outstanding at end of period	7
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.44	$19.06	$17.08	$14.51	$14.68
Value at end of period	$21.15	$18.44	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,705	2,831	2,827	2,399	828
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.11	$10.53	$10.22
Value at end of period	$11.65	$11.11	$10.53
Number of accumulation units outstanding at end of period	157	41	17
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.47	$13.24	$11.90	$8.93	$13.48
Value at end of period	$14.89	$12.47	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,286	1,286	1,219	1,140	1,049
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.40	$11.70	$10.43	$8.84	$11.93
Value at end of period	$13.82	$12.40	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	644	517	379	251	104

TABLE 50

FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.61	$14.29
Value at end of period	$14.95	$13.61
Number of accumulation units outstanding at end of period	2,901	2,072
AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.40	$13.31	$12.30
Value at end of period	$14.51	$13.40	$13.31
Number of accumulation units outstanding at end of period	3,355	1,729	181

CFI 422

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.43	$11.14	$10.80
Value at end of period	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	51,642	9,300	2,104
ARIEL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.10	$12.13
Value at end of period	$12.01	$10.10
Number of accumulation units outstanding at end of period	454	473
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.35	$8.03	$7.68	$6.93
Value at end of period	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	2,022	304	110	85
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.81	$12.42
Value at end of period	$12.43	$10.81
Number of accumulation units outstanding at end of period	1,328	1,156
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.35	$15.98
Value at end of period	$17.16	$15.35
Number of accumulation units outstanding at end of period	404	146
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12	$11.51
Value at end of period	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	734	737	749	762	842	802	798
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.35	$9.21
Value at end of period	$9.48	$8.35
Number of accumulation units outstanding at end of period	26	26
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.11	$10.12
Value at end of period	$10.48	$9.11
Number of accumulation units outstanding at end of period	562	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	16,790	14,572	12,398	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	33,988	29,978	28,152	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	6,797	5,784	4,901	2,620	1,748	1,341	356	234

CFI 423

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	4,211	3,863	3,439	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	1,039	1,971	1,534	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.76	$9.04	$8.03	$6.10	$8.59
Value at end of period	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	3,854	2,893	2,629	2,072	158
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30	$13.10
Value at end of period	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	3,952	3,487	2,605	734	571	524	234
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.80	$12.10	$10.74	$9.12
Value at end of period	$13.24	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	315	315	235	120
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	657	759	554	659	1,129	1,330	955	411
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.50
Value at end of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60
Number of accumulation units outstanding at end of period	356	2,458	24	524	335	335	335
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.85	$9.08	$8.09	$6.41
Value at end of period	$10.03	$8.85	$9.08	$8.09
Number of accumulation units outstanding at end of period	640	4,444	203	107
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.23	$16.08	$13.74	$9.11	$15.32	$14.54
Value at end of period	$15.16	$14.23	$16.08	$13.74	$9.11	$15.32
Number of accumulation units outstanding at end of period	1,949	1,448	1,644	934	0	546
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	4,072	993	569	486	508
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.91
Value at end of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	6,822	4,538	3,910	5,811	5,273	4,190

CFI 424

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.76	$9.32
Value at end of period	$11.00	$9.76
Number of accumulation units outstanding at end of period	122	94
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68	$11.74
Value at end of period	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	713	546	22	45	317	322	66
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.61	$15.47	$12.20	$8.88	$14.77	$15.31
Value at end of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	1,608	1,438	3,488	2,409	653	482
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	19,475	17,496	15,162	15,161	14,454	9,843
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.27	$13.14	$11.48
Value at end of period	$12.17	$11.27	$13.14
Number of accumulation units outstanding at end of period	2,017	2,004	1,273
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	5,883	5,548	5,458	5,313	4,115	2,734	2,407	154
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	8,198	8,825	9,867	9,483	11,013	12,441	7,394	2,203
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.64	$13.97	$11.60	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	8,076	8,395	8,394	8,118	7,354	10,749	6,754	2,003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.00	$13.26	$10.93	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	6,371	6,814	7,037	6,195	5,465	8,768	6,012	1,797
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	50,490	30,287	8,328	8,043	7,379	8,986	3,404	1,770
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.90	$7.96	$7.47	$6.88
Value at end of period	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	320	320	345	320

CFI 425

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$13.09	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	461	519	624	1,020	1,308	3,121	904	339
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	5,741	5,917	5,358	5,583	4,095	3,953	2,285	867
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$10.42
Value at end of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	616	80	80
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.56
Value at end of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	1,198	1,411	954	1,806	2,979	1,573	310
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$19.22	$23.81	$20.05	$11.83	$24.58	$18.01
Value at end of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	1,345	475	1,767	920	689	687
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.61	$14.53	$11.96	$9.64	$14.58	$15.87
Value at end of period	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	1,556	1,087	539	257	1,237	641
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.40	$13.75	$10.99	$8.74	$12.01
Value at end of period	$15.71	$13.40	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	135	135	0	0	1,126
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.48
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	3,939
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	11,919	13,419	10,244	8,760	9,979	7,901
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	1,007	2,105	0	113	113
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.51	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34	$11.03
Value at end of period	$13.74	$12.51	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34
Number of accumulation units outstanding at end of period	1,968	1,969	3,318	3,351	2,046	1,847	1,640	3,189

CFI 426

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.87
Value at end of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	529	367	824	1,301	1,626	1,426	499
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.91	$18.23	$14.16	$10.14	$14.88
Value at end of period	$20.20	$17.91	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	4,343	2,274	967	423	715
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	141,928	175,309	192,718	204,298	273,075	232,053	83,342	13,175
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	5,724	6,196	6,666	6,395	5,013	5,231	3,668	550
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$11.16
Value at end of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	6,723	7,825	7,142	826	1,461	702	110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$14.77	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	8,135	7,419	9,372	3,412	4,007	2,928	1,440	213
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,487	1,488	1,362	1,204	997	856
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.70	$14.99	$12.75	$8.65
Value at end of period	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1,720	1,148	619	286
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60	$9.72
Value at end of period	$10.94	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	2,374	2,688	2,654	4,326	2,848	2,164	234
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.09	$8.97	$8.10	$6.63	$8.37
Value at end of period	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	3,202	2,870	2,775	2,745	2,745
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.39	$15.93	$13.11
Value at end of period	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	196	195	13

CFI 427

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.81	$10.12	$8.18	$5.91	$9.22
Value at end of period	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	1,566	1,258	998	771	355
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.29	$10.85	$8.69	$6.95	$9.49
Value at end of period	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,275	956	598	466	294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.68	$16.75	$12.81	$9.90	$15.30	$15.09
Value at end of period	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	2,429	1,768	3,056	132	0	337
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87	$13.90
Value at end of period	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	1,912	3,272	3,074	3,250	1,907	293	92
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.34	$11.57	$10.53	$8.72	$12.07	$12.18
Value at end of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	11,592	11,195	10,407	7,272	763	763
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.93	$11.43	$9.83
Value at end of period	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	474	475	1,871
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.90	$10.82
Value at end of period	$12.39	$10.90
Number of accumulation units outstanding at end of period	14	14
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.90
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	98
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.60	$11.71	$10.81	$9.34	$11.35
Value at end of period	$12.58	$11.60	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	94	298	428	428	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.07	$12.01	$10.95	$9.40
Value at end of period	$13.39	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	678	483	2,103	58
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.55	$12.05	$10.79	$8.73	$13.82	$13.96
Value at end of period	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	797

CFI 428

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	80,648	68,491	70,888	80,109	73,734	74,238	31,061	3,399
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.12	$13.79	$10.87	$7.52	$13.39	$12.51
Value at end of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	1,081	2,729	1,159	1,142	1,461	186
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	12,030	10,941	8,319	7,996	4,172	6,826	3,426	569
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	5,267	4,710	3,314	2,957	3,182	3,090	1,793	764
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$13.89
Value at end of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	288	573	492	371	227	178	26
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	9,621	1,476	1,695	950	138
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.63	$8.77
Value at end of period	$10.37	$8.63
Number of accumulation units outstanding at end of period	330	250
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.82	$11.16	$10.65	$10.02
Value at end of period	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	78	295	3,195	461
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13	$11.92
Value at end of period	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,388	1,479	1,519	1,536	1,579	1,432	1,514
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.66	$12.12	$10.82	$8.31	$13.97	$13.99	$12.74
Value at end of period	$13.07	$11.66	$12.12	$10.82	$8.31	$13.97	$13.99
Number of accumulation units outstanding at end of period	1,085	949	803	569	569	569	317
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.19	$8.80	$7.24	$5.30	$8.28
Value at end of period	$8.52	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	0	2,275	1,539

CFI 429

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.84	$10.27
Value at end of period	$12.43	$10.84
Number of accumulation units outstanding at end of period	281	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	840	758	669	590	2,100	2,542	1,533	1,172
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.20	$10.65	$8.80	$6.84	$11.33	$11.42
Value at end of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	0	212	0	0	0	445
NEW PERSPECTIVE FUND®
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	352	612	1,605	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	5,573	4,872	4,772	5,025	3,027	2,772	1,954	733
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.90
Value at end of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	330	655	573	445	405	265	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	4,103	7,379	7,375	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	5,921	4,911	6,015	5,498	2,895	2,334	1,536	527
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.85	$10.37	$9.06	$5.25	$12.73	$10.79
Value at end of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,374	1,573	1,508	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.19	$14.61	$12.54	$7.91	$12.40	$11.96
Value at end of period	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	142	147	201	615	805	494
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.63	$10.20	$8.27	$5.56
Value at end of period	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	192	192	144	70

CFI 430

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65	$11.58
Value at end of period	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	19,447	18,742	15,016	13,970	15,691	5,250	820
THE BOND FUND OF AMERICASM
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.99	$10.45	$9.87	$8.73
Value at end of period	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	3,976	3,939	346	156
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	12,714	15,884	14,598	12,135	10,182	8,092	5,971	1,196
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.66	$10.27	$8.33	$5.63	$10.48	$10.54
Value at end of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,500	1,472	1,068	679	826	140
WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18	$12.90
Value at end of period	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	3,249	4,470	4,320	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	2,734	2,564	1,925	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	10,266	10,349	9,038	7,601	7,367	7,605	1,779	1,274

		TABLE 51
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
	(Selected data for accumulation units outstanding throughout each period)

	2012	2011
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.08	$16.15
Value at end of period	$15.99	$16.08
Number of accumulation units outstanding at end of period	28	28

CFI 431

Condensed Financial Information (continued)

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.70
Value at end of period	$17.54
Number of accumulation units outstanding at end of period	37,744
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.67	$18.26	$16.80	$12.16	$17.95
Value at end of period	$18.57	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	16,279	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50	$11.07
Value at end of period	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	130,908	124,244	115,986	118,813	103,341	84,797	66,268	36,587	18,405	8,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69	$14.03
Value at end of period	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	132
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27	$8.90
Value at end of period	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27
Number of accumulation units outstanding at end of period	85	66	18	18	0	3,249	2,957	6,815	3,972	317
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96	$15.70
Value at end of period	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	177
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28	$10.28
Value at end of period	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	42,711	49,952	47,308	51,227	42,902	34,672	27,856	17,772	11,968	2,343
ING BALANCED PORTFOLIO
Value at beginning of period	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74	$10.47
Value at end of period	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74
Number of accumulation units outstanding at end of period	0	0	5	5	0	4,060	3,240	2,334	776	60
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65	$10.32
Value at end of period	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	29,291	25,482	26,229	25,035	19,813	14,632	10,483	6,333	3,430	2,498
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.11	$9.29	$8.23	$6.34	$10.45	$10.67
Value at end of period	$10.38	$9.11	$9.29	$8.23	$6.34	$10.45
Number of accumulation units outstanding at end of period	62	26	0	0	0	2,583

CFI 432

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.51	$10.58	$8.35
Value at end of period	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	38,060	22,569	17,167
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	51,284	53,122	43,178	49,818	50,046	32,830	16,375	5,153
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74	$9.35
Value at end of period	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	0	9,587	8,036	7,701	5,587	4,516	7,331	5,166	5,766	2,836
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76	$10.11
Value at end of period	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	0	13,601	10,464	10,975	8,978	7,405	6,136	5,096	2,316	154
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09	$11.74
Value at end of period	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	0	13,064	11,416	11,114	8,918	5,179	5,326	4,700	2,854	108
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70	$11.66
Value at end of period	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	19,660	20,546	18,383	24,684	26,899	25,109	24,875	9,451	957	470
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33	$8.74
Value at end of period	$13.90	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33
Number of accumulation units outstanding at end of period	0	38,063	35,172	47,867	46,818	24,300	20,602	16,355	11,146	1,627
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82	$9.72
Value at end of period	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	14,935	19,675	18,999	18,348	12,509	11,193	9,784	10,377	4,360	101
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	30,563	38,499	35,179	25,214	20,796	13,182	12,528	8,594
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.72	$8.48	$7.15	$6.39	$8.36
Value at end of period	$9.94	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	145,316	159,892	140,635	165,403	156,727
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	163,060	133,047	116,976	94,439	68,430	37,109	15,836	6,017	1,244	5
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	62,017	60,213	53,085	50,515	46,865	54,046	43,001	26,655

CFI 433

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during 2008)
Value at beginning of period	$16.24	$15.83	$14.81	$13.24	$13.35
Value at end of period	$17.42	$16.24	$15.83	$14.81	$13.24
Number of accumulation units outstanding at end of period	50,442	42,492	37,354	32,023	26,533
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.31	$10.90	$9.28	$7.45	$10.12
Value at end of period	$11.39	$10.31	$10.90	$9.28	$7.45
Number of accumulation units outstanding at end of period	50,658	52,933	46,584	68,373	62,485
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.09
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	15,086
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.60
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	41,469
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.07
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	43,670
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96	$10.56
Value at end of period	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96
Number of accumulation units outstanding at end of period	34	14	0	0	0	2,480	2,009	1,277	368	58
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74	$10.53
Value at end of period	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	0	8,786	7,205	6,032	4,533	3,001	2,574	1,681	1,007	555
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38	$10.04
Value at end of period	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	0	6,658	5,424	2,422	1,561	1,139	516	3,070	1,377	74
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	0	3,411	2,283	1,180	292	396	529	384	187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.23
Value at end of period	$16.29
Number of accumulation units outstanding at end of period	42,878
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37	$9.96
Value at end of period	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	44,737	25,717	15,653	11,083	9,513	7,777	6,339	14,012	14,100	691
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	60,377	352	286	218	46

CFI 434

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2004)
Value at beginning of period	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	5,860	3,286	7,328	952	659	483	386	285	206
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65	$10.09
Value at end of period	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	0	31,932	32,980	32,612	27,616	23,885	22,848	17,040	12,913	2,987
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.34	$16.71	$14.92	$10.93	$11.15
Value at end of period	$18.40	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	31,999	22,285	19,309	3,794	35
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.32	$13.81	$12.86	$10.93	$10.74
Value at end of period	$16.55	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	51,742	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.11	$13.87	$12.43	$9.30	$13.92
Value at end of period	$15.70	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	20,240	17,793	16,146	12,470	6,653
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.40	$17.60	$14.00	$8.18
Value at end of period	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	9,795	17,209	14,372	3,456

CFI 435

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated May 1, 2013 as well as all current prospectuses for the funds available under the Contracts.

Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-13)
dated May 1, 2013.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-13

PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated May 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2013. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account
C (the “separate account”).
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of
Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance
Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was
known as Aetna Life Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC on November 9, 2012, which was amended on January 23, 2013, and March 19, 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S.
may take place by means of a sale to a single buyer or group of buyers.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial
Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT
PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR
ACCOUNT VALUE.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2012, 2011 and 2010 amounted to $54,904,926.87, $56,593,822.08 and $43,979,093.81,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity
Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance
Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2012, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year Ended December 31, 2012
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2012

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of ING Life
Insurance and Annuity Company (the "Account"), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity
Account C of ING Life Insurance and Annuity Company at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and 2011, in conformity with U.S. generally accepted accounting principles.

                                                                                      /s/ Ernst & Young LLP
Atlanta, Georgia
April 4, 2013

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small Cap	International	Invesco	Health Care
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor	Fund -
	Class A	Class A	Class R5	Fund - Class A	Investor Class
Assets
Investments in mutual funds
at fair value	$ 4,552	$ 26	$ 30	$ 36	$ 234
Total assets	4,552	26	30	36	234
Net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Net assets
Accumulation units	$ 4,552	$ 26	$ 30	$ 36	$ 234
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Total number of mutual fund shares	212,989	873	1,039	2,106	7,678

Cost of mutual fund shares	$ 4,686	$ 26	$ 31	$ 37	$ 231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

AllianceBernstein
		Invesco V.I.			Growth and
	Invesco Small	Core Equity	Alger Capital		Income
	Cap Value	Fund - Series I	Appreciation	Alger Green	Fund, Inc. -
	Fund - Class A	Shares	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 141	$ 34,682	$ 492	$ 2,030	$ 201
Total assets	141	34,682	492	2,030	201
Net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Net assets
Accumulation units	$ 141	$ 34,229	$ 492	$ 2,030	$ 201
Contracts in payout (annuitization)	-	453	-	-	-
Total net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Total number of mutual fund shares	8,630	1,150,713	29,419	295,926	50,034

Cost of mutual fund shares	$ 147	$ 28,975	$ 482	$ 1,804	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Allianz NFJ
	AllianceBernstein		Large-Cap	Allianz NFJ
	Growth and	Allianz NFJ	Value Fund -	Small-Cap
	Income Portfolio -	Dividend Value	Institutional	Value Fund -	Amana Growth
	Class A	Fund - Class A	Class	Class A	Fund
Assets
Investments in mutual funds
at fair value	$ 476	$ 206	$ 35	$ 400	$ 35,389
Total assets	476	206	35	400	35,389
Net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Net assets
Accumulation units	$ 476	$ 206	$ 35	$ 400	$ 35,389
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Total number of mutual fund shares	22,796	16,289	2,286	14,063	1,316,067

Cost of mutual fund shares	$ 355	$ 174	$ 35	$ 387	$ 31,720

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

American
			Century		American Funds
		American	Inflation-	American	American
		Balanced	Adjusted Bond Century Income		Mutual
	Amana Income	Fund® -	Fund -	& Growth	Fund® -
	Fund	Class R-3	Investor Class	Fund - A Class	Class R-4
Assets
Investments in mutual funds
at fair value	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Total assets	51,965	5,771	54,588	6,374	61
Net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Net assets
Accumulation units	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Total number of mutual fund shares	1,517,672	283,981	4,141,739	233,649	2,151

Cost of mutual fund shares	$ 46,567	$ 4,612	$ 53,006	$ 5,951	$ 60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Ariel		Artisan		BlackRock
	Appreciation		International	Aston/Fairpointe Equity Dividend
	Fund - Investor	Ariel Fund -	Fund - Investor	Mid Cap Fund -	Fund - Investor
	Class	Investor Class	Shares	Class N	A Shares
Assets
Investments in mutual funds
at fair value	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Total assets	866	3,328	5,043	8,892	1,014
Net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Net assets
Accumulation units	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Total number of mutual fund shares	21,113	64,989	205,079	266,306	50,970

Cost of mutual fund shares	$ 800	$ 3,082	$ 4,446	$ 8,522	$ 937

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

BlackRock Mid
	Cap Value			Capital World
	Opportunities	The Bond Fund	Calvert VP SRI	Growth &
	Fund - Investor	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	A Shares	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Assets
Investments in mutual funds
at fair value	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138
Total assets	9,764	10,954	46,174	513	2,138
Net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Net assets
Accumulation units	$ 9,764	$ 10,954	$ 45,963	$ 513	$ 2,138
Contracts in payout (annuitization)	-	-	211	-	-
Total net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Total number of mutual fund shares	525,211	845,905	24,187,720	13,858	33,118

Cost of mutual fund shares	$ 8,897	$ 10,469	$ 43,624	$ 469	$ 2,189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class A	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Assets
Investments in mutual funds
at fair value	$ 85	$ 39	$ 4,121	$ 1	$ 232
Total assets	85	39	4,121	1	232
Net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Net assets
Accumulation units	$ 85	$ 39	$ 4,121	$ 1	$ 232
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Total number of mutual fund shares	2,890	1,284	278,468	79	7,648

Cost of mutual fund shares	$ 84	$ 39	$ 3,267	$ 1	$ 197

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Delaware				Eaton Vance
	Diversified	Dodge & Cox		DWS Equity	Large-Cap
	Income Fund -	International	Dodge & Cox	500 Index	Value Fund -
	Class A	Stock Fund	Stock Fund	Fund - Class S	Class R
Assets
Investments in mutual funds
at fair value	$ 801	$ 224	$ 28	$ 491	$ 98
Total assets	801	224	28	491	98
Net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Net assets
Accumulation units	$ 801	$ 224	$ 28	$ 491	$ 98
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Total number of mutual fund shares	85,586	6,454	230	3,071	5,025

Cost of mutual fund shares	$ 809	$ 197	$ 27	$ 422	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP	Fidelity® VIP
	Growth	Growth	Insights Fund - Equity-Income		Growth
	Fund® -	Fund® -	Institutional	Portfolio -	Portfolio -
	Class R-3	Class R-4	Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077
Total assets	8,750	268,614	465	264,552	225,077
Net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Net assets
Accumulation units	$ 8,750	$ 268,614	$ 465	$ 261,045	$ 224,328
Contracts in payout (annuitization)	-	-	-	3,507	749
Total net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Total number of mutual fund shares	216,321	6,635,720	20,208	13,267,396	5,352,594

Cost of mutual fund shares	$ 7,355	$ 270,909	$ 430	$ 294,296	$ 165,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599
Total assets	12,167	29,379	1,085,469	115,759	20,599
Net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Net assets
Accumulation units	$ 12,106	$ 29,379	$ 1,077,416	$ 115,759	$ 20,599
Contracts in payout (annuitization)	61	-	8,053	-	-
Total net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Total number of mutual fund shares	2,094,095	1,825,888	41,054,034	798,779	674,261

Cost of mutual fund shares	$ 11,830	$ 33,376	$ 1,089,790	$ 100,033	$ 18,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value	Fundamental
	Portfolio -	Discovery	Growth Fund -	Securities	InvestorsSM,
	Initial Class	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3
Assets
Investments in mutual funds
at fair value	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203
Total assets	22,592	2,419	553	110,112	1,203
Net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Net assets
Accumulation units	$ 22,592	$ 2,419	$ 553	$ 108,689	$ 1,203
Contracts in payout (annuitization)	-	-	-	1,423	-
Total net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Total number of mutual fund shares	1,489,261	86,438	16,310	6,040,167	29,553

Cost of mutual fund shares	$ 21,320	$ 2,286	$ 498	$ 87,042	$ 1,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		The Growth	The Growth	The Hartford	The Hartford
	Fundamental	Fund of	Fund of	Capital	Dividend and
	InvestorsSM,	America® -	America® -	Appreciation	Growth Fund -
	Inc. - Class R-4	Class R-3	Class R-4	Fund - Class R4	Class R4
Assets
Investments in mutual funds
at fair value	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Total assets	37,284	12,373	287,158	159	261
Net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Net assets
Accumulation units	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Total number of mutual fund shares	915,835	365,091	8,413,662	4,323	12,527

Cost of mutual fund shares	$ 29,162	$ 9,167	$ 245,028	$ 150	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

The Income
	Fund of	ING Balanced	ING Growth		ING Value
	America® -	Portfolio -	Opportunities	ING Real Estate	Choice Fund -
	Class R-3	Class I	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4
Total assets	1,985	305,260	63	1,954	4
Net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Net assets
Accumulation units	$ 1,985	$ 288,145	$ 63	$ 1,954	$ 4
Contracts in payout (annuitization)	-	17,115	-	-	-
Total net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Total number of mutual fund shares	110,231	24,878,566	2,444	120,512	251

Cost of mutual fund shares	$ 1,759	$ 298,362	$ 63	$ 1,494	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
		ING	ING	ING	Health Sciences
	ING GNMA	Intermediate	Intermediate	Intermediate	Opportunities
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class A	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469
Total assets	4,456	3,250	408,463	1,202	14,469
Net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Net assets
Accumulation units	$ 4,456	$ 3,250	$ 392,854	$ 1,202	$ 14,469
Contracts in payout (annuitization)	-	-	15,609	-	-
Total net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Total number of mutual fund shares	493,974	321,193	31,517,204	93,253	1,086,243

Cost of mutual fund shares	$ 4,444	$ 3,087	$ 397,692	$ 1,155	$ 11,911

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Growth	Large Cap	Large Cap	Global Real
	Protected Bond	Portfolio -	Growth	Growth	Estate
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 85,929	$ 502	$ 294	$ 7
Total assets	97	85,929	502	294	7
Net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Net assets
Accumulation units	$ 97	$ 85,594	$ 502	$ 294	$ 7
Contracts in payout (annuitization)	-	335	-	-	-
Total net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Total number of mutual fund shares	9,053	7,840,238	46,089	27,382	674

Cost of mutual fund shares	$ 98	$ 86,720	$ 486	$ 242	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Clarion
	Global Real		ING Clarion		ING FMRSM
	Estate	ING Clarion	Real Estate	ING Clarion	Diversified Mid
	Portfolio -	Real Estate	Portfolio -	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744
Total assets	77,810	41	2,303	54,384	27,744
Net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Net assets
Accumulation units	$ 77,810	$ 41	$ -	$ 54,384	$ 27,744
Contracts in payout (annuitization)	-	-	2,303	-	-
Total net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Total number of mutual fund shares	6,965,941	1,559	84,589	2,003,829	1,793,394

Cost of mutual fund shares	$ 65,546	$ 37	$ 1,951	$ 38,969	$ 26,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Global
	ING FMRSM	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid Diversified Mid		Resources	Portfolio -	Resources
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Total assets	48,491	8	2	26	101,734
Net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Net assets
Accumulation units	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Total number of mutual fund shares	3,152,885	547	85	1,390	5,434,528

Cost of mutual fund shares	$ 41,084	$ 8	$ 2	$ 32	$ 109,726

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging	ING JPMorgan
	Income	Growth and	Emerging	Markets Equity	Emerging
	Portfolio -	Income	Markets Equity	Portfolio -	Markets Equity
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Total assets	6,568	17,841	307	32,471	26,309
Net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Net assets
Accumulation units	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Total number of mutual fund shares	279,506	756,296	15,225	1,551,428	1,263,629

Cost of mutual fund shares	$ 6,373	$ 15,320	$ 305	$ 28,679	$ 22,751

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING JPMorgan
	ING JPMorgan	Small Cap Core	ING JPMorgan		ING Large Cap
	Small Cap Core	Equity	Small Cap Core	ING Large Cap	Growth
	Equity	Portfolio -	Equity	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340
Total assets	16	9,013	8,402	155	193,340
Net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Net assets
Accumulation units	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,011
Contracts in payout (annuitization)	-	-	-	-	329
Total net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Total number of mutual fund shares	1,044	584,103	548,823	10,970	13,063,527

Cost of mutual fund shares	$ 13	$ 8,653	$ 7,700	$ 144	$ 177,629

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Marsico
	ING Large Cap	ING Large Cap		ING Limited	Growth
	Growth	Value Portfolio -	ING Large Cap	Maturity Bond	Portfolio -
	Portfolio -	Institutional	Value Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 338	$ 217,365	$ 708	$ 17	$ 9,713
Total assets	338	217,365	708	17	9,713
Net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Net assets
Accumulation units	$ 338	$ 214,626	$ 708	$ 17	$ 9,713
Contracts in payout (annuitization)	-	2,739	-	-	-
Total net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Total number of mutual fund shares	23,118	23,549,798	77,465	1,691	510,424

Cost of mutual fund shares	$ 323	$ 190,397	$ 639	$ 17	$ 7,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING MFS Total
	ING Marsico	ING MFS Total	Return	ING MFS Total	ING MFS
	Growth	Return	Portfolio -	Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Total assets	97	1,139	56,102	25,679	45,560
Net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Net assets
Accumulation units	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Total number of mutual fund shares	5,164	71,276	3,482,423	1,592,974	3,037,362

Cost of mutual fund shares	$ 88	$ 947	$ 55,623	$ 24,464	$ 41,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO	ING Pioneer
	Franchise	High Yield	Portfolio -	High Yield	Fund Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631
Total assets	31	51	28,658	30,849	19,631
Net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Net assets
Accumulation units	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,412
Contracts in payout (annuitization)	-	-	-	-	219
Total net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Total number of mutual fund shares	1,935	4,762	2,693,463	2,902,024	1,719,022

Cost of mutual fund shares	$ 29	$ 49	$ 27,844	$ 29,705	$ 17,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Pioneer		ING T. Rowe
		ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value	Appreciation
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 273	$ 23	$ 76,026	$ 378	$ 195
Total assets	273	23	76,026	378	195
Net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Net assets
Accumulation units	$ 273	$ 23	$ 75,104	$ 378	$ 195
Contracts in payout (annuitization)	-	-	922	-	-
Total net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Total number of mutual fund shares	23,837	2,085	6,727,954	33,401	7,934

Cost of mutual fund shares	$ 256	$ 22	$ 72,991	$ 347	$ 185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
	Price Capital	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Appreciation	Price Capital	Price Equity	Price Equity	Price
	Portfolio -	Appreciation	Income	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102
Total assets	112,414	377,748	1,638	104,568	102
Net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Net assets
Accumulation units	$ 112,414	$ 377,748	$ 1,638	$ 104,452	$ 102
Contracts in payout (annuitization)	-	-	-	116	-
Total net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Total number of mutual fund shares	4,489,378	15,073,742	125,883	7,951,915	8,674

Cost of mutual fund shares	$ 110,377	$ 319,703	$ 1,315	$ 87,057	$ 94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING Templeton
	Price	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	International	Portfolio -	Global Growth	Index Portfolio -	Market
	Stock Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287
Total assets	7,554	841	4,823	7,900	295,287
Net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Net assets
Accumulation units	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 292,451
Contracts in payout (annuitization)	-	-	-	-	2,836
Total net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Total number of mutual fund shares	645,606	67,524	385,552	686,976	295,287,237

Cost of mutual fund shares	$ 6,352	$ 685	$ 4,172	$ 7,079	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING American	ING American	ING American
		ING	Century Small-	Century Small-	Century Small-
	ING Global	International	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Real Estate	SmallCap	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Fund - Class A	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 418	$ 119	$ 10,028	$ 43,640
Total assets	92	418	119	10,028	43,640
Net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Net assets
Accumulation units	$ 92	$ 418	$ 119	$ 10,028	$ 42,987
Contracts in payout (annuitization)	-	-	-	-	653
Total net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Total number of mutual fund shares	5,094	$ 10,886	10,153	827,410	3,627,628

Cost of mutual fund shares	$ 81	$ 397	$ 111	$ 9,534	$ 36,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Columbia	ING Columbia
	ING Baron	ING Baron	Small Cap	Small Cap	ING Davis New
	Growth	Growth	Value II	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097
Total assets	1,419	129,571	279	3,292	12,097
Net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Net assets
Accumulation units	$ 1,419	$ 128,314	$ 279	$ 3,292	$ 12,007
Contracts in payout (annuitization)	-	1,257	-	-	90
Total net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Total number of mutual fund shares	63,001	5,589,778	24,763	287,237	645,193

Cost of mutual fund shares	$ 838	$ 93,943	$ 271	$ 3,020	$ 9,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Fidelity®				ING Growth
	VIP Mid Cap	ING Global	ING Global	ING Global	and Income
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627
Total assets	4,543	388	151,398	1,301	627
Net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Net assets
Accumulation units	$ 4,543	$ 388	$ 147,998	$ 1,289	$ 627
Contracts in payout (annuitization)	-	-	3,400	12	-
Total net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Total number of mutual fund shares	338,777	34,227	13,210,955	113,326	21,499

Cost of mutual fund shares	$ 4,138	$ 388	$ 146,499	$ 1,311	$ 658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015	Solution 2025
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 70,374	$ 270	$ 787	$ 981	$ 476
Total assets	70,374	270	787	981	476
Net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Net assets
Accumulation units	$ 69,672	$ 270	$ 787	$ 981	$ 476
Contracts in payout (annuitization)	702	-	-	-	-
Total net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Total number of mutual fund shares	2,348,143	25,663	75,200	95,014	45,120

Cost of mutual fund shares	$ 63,665	$ 266	$ 750	$ 955	$ 461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Total assets	87	2,563	372	169	1,815
Net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Net assets
Accumulation units	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Total number of mutual fund shares	8,336	247,868	35,700	16,388	177,387

Cost of mutual fund shares	$ 86	$ 2,446	$ 358	$ 168	$ 1,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48	$ 34	$ 1,308	$ 20	$ 202
Total assets	48	34	1,308	20	202
Net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Net assets
Accumulation units	$ 48	$ 34	$ 1,308	$ 20	$ 202
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Total number of mutual fund shares	4,542	3,278	127,584	1,675	16,620

Cost of mutual fund shares	$ 46	$ 33	$ 1,217	$ 19	$ 192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Invesco	ING Invesco
	ING Index	ING Index	ING Index	Van Kampen	Van Kampen
	Solution 2055 Solution Income Solution Income			Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 1,133	$ 226	$ 334	$ 48,799
Total assets	92	1,133	226	334	48,799
Net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Net assets
Accumulation units	$ 92	$ 1,133	$ 226	$ 334	$ 47,712
Contracts in payout (annuitization)	-	-	-	-	1,087
Total net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Total number of mutual fund shares	7,650	105,450	21,377	29,201	4,239,729

Cost of mutual fund shares	$ 87	$ 1,117	$ 223	$ 279	$ 45,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 712	$ 232,827	$ 277	$ 348	$ 904
Total assets	712	232,827	277	348	904
Net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Net assets
Accumulation units	$ 712	$ 229,117	$ 277	$ 348	$ 904
Contracts in payout (annuitization)	-	3,710	-	-	-
Total net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Total number of mutual fund shares	19,760	6,391,092	7,633	20,983	53,848

Cost of mutual fund shares	$ 649	$ 215,346	$ 239	$ 240	$ 898

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING
	ING JPMorgan Oppenheimer		Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675
Total assets	40,437	601	540,715	815	2,675
Net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Net assets
Accumulation units	$ 39,265	$ 601	$ 536,987	$ 815	$ 2,675
Contracts in payout (annuitization)	1,172	-	3,728	-	-
Total net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Total number of mutual fund shares	2,421,393	41,157	35,904,043	55,705	222,879

Cost of mutual fund shares	$ 33,858	$ 468	$ 462,290	$ 674	$ 2,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 322	$ 255,966	$ 23,376	$ 466	$ 874
Total assets	322	255,966	23,376	466	874
Net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Net assets
Accumulation units	$ 322	$ 249,237	$ 21,612	$ 466	$ 874
Contracts in payout (annuitization)	-	6,729	1,764	-	-
Total net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Total number of mutual fund shares	26,142	20,997,999	2,015,160	40,235	78,041

Cost of mutual fund shares	$ 320	$ 245,573	$ 22,224	$ 433	$ 821

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service 2 Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Total assets	1,276	67,178	10,582	427	521
Net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Net assets
Accumulation units	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Total number of mutual fund shares	111,594	5,924,019	955,873	37,200	44,397

Cost of mutual fund shares	$ 1,249	$ 61,513	$ 10,118	$ 387	$ 505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Total assets	110,500	15,599	266	1,299	96,949
Net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Net assets
Accumulation units	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Total number of mutual fund shares	9,509,470	1,370,723	22,475	107,825	8,106,124

Cost of mutual fund shares	$ 99,564	$ 14,404	$ 239	$ 1,250	$ 85,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Total assets	15,155	117	803	70,077	11,546
Net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Net assets
Accumulation units	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Total number of mutual fund shares	1,299,776	9,736	65,780	5,791,511	971,065

Cost of mutual fund shares	$ 13,785	$ 109	$ 774	$ 60,329	$ 10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Growth	Income
	2055 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Total assets	124	3,384	438	2,273	257
Net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Net assets
Accumulation units	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Total number of mutual fund shares	10,215	279,426	36,290	228,434	23,588

Cost of mutual fund shares	$ 124	$ 3,125	$ 414	$ 2,089	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
Price Diversified
	ING Solution	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Total assets	1,968	13,244	2,070	3,570	465
Net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Net assets
Accumulation units	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Total number of mutual fund shares	177,014	1,200,712	191,823	336,776	55,644

Cost of mutual fund shares	$ 1,935	$ 12,824	$ 2,029	$ 3,284	$ 383

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth	Price Growth
	Growth	Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729
Total assets	324,303	586	1,224	247,651	2,729
Net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Net assets
Accumulation units	$ 322,808	$ 586	$ 1,224	$ 245,769	$ 2,729
Contracts in payout (annuitization)	1,495	-	-	1,882	-
Total net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Total number of mutual fund shares	37,020,942	68,109	19,666	3,869,550	43,241

Cost of mutual fund shares	$ 289,541	$ 548	$ 890	$ 187,710	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	ING Templeton	Large Cap	Large Cap
	Foreign Equity Foreign Equity Foreign Equity			Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 562	$ 104,253	$ 284	$ 75	$ 67,687
Total assets	562	104,253	284	75	67,687
Net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Net assets
Accumulation units	$ 562	$ 102,028	$ 284	$ 75	$ 67,254
Contracts in payout (annuitization)	-	2,225	-	-	433
Total net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Total number of mutual fund shares	50,890	9,350,073	25,646	7,798	6,906,872

Cost of mutual fund shares	$ 537	$ 106,288	$ 252	$ 60	$ 57,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic	ING Strategic
	Large Cap		Allocation	Allocation	Allocation
	Equity	ING Core	Conservative	Growth	Moderate
	Portfolio -	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420
Total assets	17	190	33,238	64,806	61,420
Net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Net assets
Accumulation units	$ 17	$ 190	$ 32,118	$ 64,163	$ 60,284
Contracts in payout (annuitization)	-	-	1,120	643	1,136
Total net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Total number of mutual fund shares	1,694	14,209	2,983,670	5,896,775	5,558,350

Cost of mutual fund shares	$ 15	$ 161	$ 29,893	$ 68,081	$ 61,048

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	ING Growth	ING Growth	ING Growth		Technology
	and Income	and Income	and Income	ING GET U.S.	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -
	Class A	Class I	Class S	Series 11	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2
Total assets	785	1,068,514	6,121	6	2
Net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Net assets
Accumulation units	$ 785	$ 990,889	$ 6,121	$ 6	$ 2
Contracts in payout (annuitization)	-	77,625	-	-	-
Total net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Total number of mutual fund shares	32,317	43,541,711	251,691	766	332

Cost of mutual fund shares	$ 648	$ 949,437	$ 5,422	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387
Total assets	44,495	269,213	368	298,981	387
Net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Net assets
Accumulation units	$ 44,495	$ 265,412	$ 368	$ 297,412	$ 387
Contracts in payout (annuitization)	-	3,801	-	1,569	-
Total net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Total number of mutual fund shares	8,209,327	17,515,509	24,160	16,834,515	22,021

Cost of mutual fund shares	$ 41,426	$ 239,207	$ 311	$ 273,845	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	ING Index Plus	ING Index Plus	ING	ING	Large Cap
	SmallCap	SmallCap	International	International	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965
Total assets	109,978	176	20,592	5	8,965
Net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Net assets
Accumulation units	$ 109,216	$ 176	$ 19,980	$ 5	$ 8,846
Contracts in payout (annuitization)	762	-	612	-	119
Total net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Total number of mutual fund shares	7,104,535	11,457	2,434,005	551	534,285

Cost of mutual fund shares	$ 104,170	$ 139	$ 19,000	$ 5	$ 8,188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Russell™			ING Russell™	ING Russell™
	Large Cap	ING Russell™	ING Russell™	Large Cap	Large Cap
	Growth Index	Large Cap	Large Cap	Value Index	Value Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 585	$ 23,318	$ 65	$ 255	$ 3,936
Total assets	585	23,318	65	255	3,936
Net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Net assets
Accumulation units	$ 585	$ 23,318	$ -	$ 255	$ 3,936
Contracts in payout (annuitization)	-	-	65	-	-
Total net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Total number of mutual fund shares	34,982	2,112,127	5,956	17,904	276,790

Cost of mutual fund shares	$ 514	$ 20,098	$ 62	$ 228	$ 3,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	Mid Cap	ING Russell™	ING Russell™	ING Small	ING Small
	Growth Index	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207
Total assets	5,776	23,380	12,589	122,521	207
Net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Net assets
Accumulation units	$ 5,776	$ 23,380	$ 12,589	$ 120,938	$ 207
Contracts in payout (annuitization)	-	-	-	1,583	-
Total net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Total number of mutual fund shares	315,283	1,877,929	978,936	6,241,521	10,706

Cost of mutual fund shares	$ 4,985	$ 21,374	$ 11,809	$ 111,102	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING MidCap	ING MidCap
	ING U.S. Bond	International	International	Opportunities	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742
Total assets	11,539	59,954	218	49,515	1,742
Net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Net assets
Accumulation units	$ 11,539	$ 57,856	$ 218	$ 49,515	$ 1,742
Contracts in payout (annuitization)	-	2,098	-	-	-
Total net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Total number of mutual fund shares	1,051,875	7,329,296	26,131	3,844,324	138,594

Cost of mutual fund shares	$ 11,587	$ 69,274	$ 203	$ 42,784	$ 1,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
			Janus Aspen	Series	Janus Aspen
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Flexible
	Opportunities	Opportunities	Portfolio -	Portfolio -	Bond Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Class S	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 28,744	$ 80	$ 174	$ 365	$ 40
Total assets	28,744	80	174	365	40
Net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Net assets
Accumulation units	$ 28,744	$ 80	$ 174	$ 365	$ 40
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Total number of mutual fund shares	1,287,831	3,700	6,395	8,162	3,140

Cost of mutual fund shares	$ 24,496	$ 68	$ 167	$ 289	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Janus	Worldwide	JPMorgan	Lazard U.S.
	Portfolio -	Portfolio -	Government	Mid Cap Equity
	Institutional	Institutional	Bond Fund -	Portfolio - Open	LKCM Aquinas
	Shares	Shares	Select Class	Shares	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 70	$ 135	$ 10	$ 5,049	$ 337
Total assets	70	135	10	5,049	337
Net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Net assets
Accumulation units	$ 70	$ 135	$ 10	$ 5,049	$ 337
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Total number of mutual fund shares	2,659	4,388	834	408,827	18,170

Cost of mutual fund shares	$ 63	$ 121	$ 10	$ 5,077	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Retail Class	Inc. - Class A	Class A	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Total assets	10,558	93	59	960	1,186
Net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Net assets
Accumulation units	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Total number of mutual fund shares	354,168	4,685	5,312	53,536	36,854

Cost of mutual fund shares	$ 9,020	$ 99	$ 59	$ 744	$ 957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts	Neuberger
	Fundamental	Mid-Cap Stock MainStay Large		Investors	Berman Genesis
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock	Fund® -
	Class A	Class VC	Fund - Class R3	Fund - Class A	Trust Class
Assets
Investments in mutual funds
at fair value	$ 158	$ 95,534	$ 424	$ 718	$ 95
Total assets	158	95,534	424	718	95
Net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Net assets
Accumulation units	$ 158	$ 94,804	$ 424	$ 718	$ 95
Contracts in payout (annuitization)	-	730	-	-	-
Total net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Total number of mutual fund shares	12,033	5,292,754	55,633	40,313	1,870

Cost of mutual fund shares	$ 157	$ 94,676	$ 417	$ 685	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Total assets	8,855	2,123	88,013	520	275,812
Net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Net assets
Accumulation units	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Total number of mutual fund shares	479,698	69,052	2,844,648	10,758	7,815,577

Cost of mutual fund shares	$ 8,387	$ 1,745	$ 76,481	$ 451	$ 198,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Global	Global Strategic
	Markets Fund -	Minerals Fund -	Bond Fund -	Securities	Income
	Class Y	Class A	Class A	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 35,375	$ 16	$ 128	$ 226	$ 109
Total assets	35,375	16	128	226	109
Net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Net assets
Accumulation units	$ 35,375	$ 16	$ 128	$ 226	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Total number of mutual fund shares	1,014,195	516	19,492	6,940	19,262

Cost of mutual fund shares	$ 32,503	$ 16	$ 127	$ 189	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		Oppenheimer	Oppenheimer	Parnassus	Pax World
	Oppenheimer	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Main Street	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Fund®/VA	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Assets
Investments in mutual funds
at fair value	$ 67	$ 10,845	$ 41	$ 622	$ 46,306
Total assets	67	10,845	41	622	46,306
Net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Net assets
Accumulation units	$ -	$ 10,845	$ -	$ 622	$ 46,306
Contracts in payout (annuitization)	67	-	41	-	-
Total net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Total number of mutual fund shares	2,795	538,469	753	21,286	1,951,382

Cost of mutual fund shares	$ 61	$ 7,811	$ 39	$ 622	$ 44,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	PIMCO Real				Pioneer
	Return			Pioneer	Emerging
	Portfolio -	Pioneer Equity	Pioneer High	Strategic	Markets VCT
	Administrative	Income Fund -	Yield Fund -	Income Fund -	Portfolio -
	Class	Class Y	Class A	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Total assets	260,067	1,099	2,178	1,519	15,901
Net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Net assets
Accumulation units	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Total number of mutual fund shares	18,250,325	38,994	210,870	134,680	612,773

Cost of mutual fund shares	$ 244,935	$ 1,096	$ 2,065	$ 1,498	$ 15,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Pioneer High	Columbia	Columbia
	Yield VCT	Diversified	Diversified	Royce Total	SMALLCAP
	Portfolio -	Equity Income	Equity Income	Return Fund -	World Fund® -
	Class I	Fund - Class K	Fund - Class R4	Class K	Class R-4
Assets
Investments in mutual funds
at fair value	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Total assets	27,738	7,180	88	1	7,942
Net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Net assets
Accumulation units	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Total number of mutual fund shares	2,649,276	676,110	8,276	121	200,407

Cost of mutual fund shares	$ 25,481	$ 6,543	$ 77	$ 1	$ 7,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Templeton
	T. Rowe Price	T. Rowe Price	Templeton	Global Bond	Templeton
	Mid-Cap Value	Value Fund -	Foreign Fund -	Fund -	Global Bond
	Fund - R Class	Advisor Class	Class A	Advisor Class	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Total assets	777	226	1,174	37,035	204,498
Net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Net assets
Accumulation units	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Total number of mutual fund shares	32,770	8,638	170,866	2,776,268	15,283,830

Cost of mutual fund shares	$ 649	$ 189	$ 1,051	$ 36,380	$ 193,818

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Invesco Van
Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified	Equity Income
	Class R4	Adviser Shares	Shares	Value Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 34	$ 8,081	$ 19,755	$ 87	$ 446
Total assets	34	8,081	19,755	87	446
Net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Net assets
Accumulation units	$ 34	$ 8,081	$ 19,718	$ 87	$ 446
Contracts in payout (annuitization)	-	-	37	-	-
Total net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Total number of mutual fund shares	1,256	303,011	544,526	6,071	25,319

Cost of mutual fund shares	$ 33	$ 9,352	$ 20,231	$ 79	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Victory Small
	Small Company	Company
	Growth	Opportunity	Wanger
	Portfolio	Fund - Class R	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Total assets	25	13	33,558	82,307	56,213
Net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Net assets
Accumulation units	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Total number of mutual fund shares	1,256	408	1,075,916	2,988,617	1,661,147

Cost of mutual fund shares	$ 21	$ 13	$ 32,995	$ 72,736	$ 50,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Washington	Washington	Wells Fargo	Wells Fargo
	Mutual	Mutual	Advantage	Advantage
	Investors	Investors	Small Cap	Special Small
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -	Cap Values
	Class R-3	Class R-4	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 4,381	$ 94,956	$ 135	$ 94,083
Total assets	4,381	94,956	135	94,083
Net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Net assets
Accumulation units	$ 4,381	$ 94,956	$ 135	$ 94,083
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Total number of mutual fund shares	141,240	3,053,239	4,270	3,886,114

Cost of mutual fund shares	$ 3,596	$ 88,634	$ 119	$ 84,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small	International	Invesco	Health Care
	Equity Fund -	Cap Growth	Growth Fund -	Endeavor	Fund - Investor
	Class A	Fund - Class A	Class R5	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ -	$ -	$ 1
Total investment income	24	-	-	-	1
Expenses:
Mortality, expense risk
and other charges	44	-	-	-	2
Total expenses	44	-	-	-	2
Net investment income (loss)	(20)	-	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	109	6	-	-	11
Capital gains distributions	333	2	-	3	16
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3	27
Net unrealized appreciation
(depreciation) of investments	17	(3)	-	(1)	12
Net realized and unrealized gain (loss)
on investments	459	5	-	2	39
Net increase (decrease) in net assets
resulting from operations	$ 439	$ 5	$ -	$ 2	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Invesco V.I.
			Capital	Invesco V.I.
	Invesco Small	Invesco Small	Appreciation	Core Equity	Alger Capital
	Cap Value	Cap Value	Fund - Series I	Fund - Series I	Appreciation
	Fund - Class A	Fund - Class Y	Shares	Shares	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 338	$ 3
Total investment income	-	-	-	338	3
Expenses:
Mortality, expense risk
and other charges	1	-	69	362	1
Total expenses	1	-	69	362	1
Net investment income (loss)	(1)	-	(69)	(24)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(573)	(249)	725	-
Capital gains distributions	18	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	13	(573)	(249)	725	2
Net unrealized appreciation
(depreciation) of investments	6	1,714	3,183	3,530	10
Net realized and unrealized gain (loss)
on investments	19	1,141	2,934	4,255	12
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 1,141	$ 2,865	$ 4,231	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Allianz NFJ
		AllianceBernstein AllianceBernstein			Large-Cap
		Growth and	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Income Fund,	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Inc. - Class A	Class A	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 2	$ 8	$ 5	$ 40
Total investment income	3	2	8	5	40
Expenses:
Mortality, expense risk
and other charges	20	2	6	2	-
Total expenses	20	2	6	2	-
Net investment income (loss)	(17)	-	2	3	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	9	11	3	358
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	45	9	11	3	358
Net unrealized appreciation
(depreciation) of investments	207	19	63	16	(45)
Net realized and unrealized gain (loss)
on investments	252	28	74	19	313
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 28	$ 76	$ 22	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					American
					Century
				American	Inflation-
	Allianz NFJ			Balanced	Adjusted Bond
	Small-Cap Value	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund - Class A	Fund	Fund	Class R-3	Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 90	$ 789 $	96	$ 1,171
Total investment income	5	90	789	96	1,171
Expenses:
Mortality, expense risk
and other charges	4	319	451	36	514
Total expenses	4	319	451	36	514
Net investment income (loss)	1	(229)	338	60	657

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	726	705	27	991
Capital gains distributions	24	-	17	-	451
Total realized gain (loss) on investments
and capital gains distributions	61	726	722	27	1,442
Net unrealized appreciation
(depreciation) of investments	(27)	2,456	2,751	640	491
Net realized and unrealized gain (loss)
on investments	34	3,182	3,473	667	1,933
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 2,953	$ 3,811 $	727	$ 2,590

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	American	American Funds	Ariel		Artisan
	Century Income	American	Appreciation		International
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -	Fund - Investor
	Fund - A Class	Class R-4	Class	Investor Class	Shares
Net investment income (loss)
Income:
Dividends	$ 114	$ 1	$ 7	$ 31	$ 55
Total investment income	114	1	7	31	55
Expenses:
Mortality, expense risk
and other charges	66	-	7	33	39
Total expenses	66	-	7	33	39
Net investment income (loss)	48	1	-	(2)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(134)	-	75	(59)	76
Capital gains distributions	-	-	85	-	-
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)	76
Net unrealized appreciation
(depreciation) of investments	800	1	(31)	614	680
Net realized and unrealized gain (loss)
on investments	666	1	129	555	756
Net increase (decrease) in net assets
resulting from operations	$ 714	$ 2	$ 129	$ 553	$ 772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Fairpointe	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced
	Class N	A Shares	A Shares	Inc. - Class R-4	Portfolio
Net investment income (loss)
Income:
Dividends	$ 79	$ 18	$ 32	$ 264	$ 564
Total investment income	79	18	32	264	564
Expenses:
Mortality, expense risk
and other charges	74	6	92	102	485
Total expenses	74	6	92	102	485
Net investment income (loss)	5	12	(60)	162	79

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	102	16	425	99	275
Capital gains distributions	191	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	293	16	425	99	275
Net unrealized appreciation
(depreciation) of investments	661	51	654	214	3,725
Net realized and unrealized gain (loss)
on investments	954	67	1,079	313	4,000
Net increase (decrease) in net assets
resulting from operations	$ 959	$ 79	$ 1,019	$ 475	$ 4,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Capital World
	Growth &		ColumbiaSM	ColumbiaSM	Columbia Mid
	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -	Cap Value
	Inc. - Class R-3	Realty Shares	Class A	Class Z	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 10	$ 35	$ -	$ -	$ 30
Total investment income	10	35	-	-	30
Expenses:
Mortality, expense risk
and other charges	3	15	1	-	39
Total expenses	3	15	1	-	39
Net investment income (loss)	7	20	(1)	-	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	77	-	587	344
Capital gains distributions	2	134	5	153	-
Total realized gain (loss) on investments
and capital gains distributions	6	211	5	740	344
Net unrealized appreciation
(depreciation) of investments	62	(80)	7	476	236
Net realized and unrealized gain (loss)
on investments	68	131	12	1,216	580
Net increase (decrease) in net assets
resulting from operations	$ 75	$ 151	$ 11	$ 1,216	$ 571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Delaware
	Columbia Mid	CRM Mid Cap	Diversified	Dodge & Cox
	Cap Value	Value Fund -	Income Fund -	International	Dodge & Cox
	Fund - Class Z	Investor Shares	Class A	Stock Fund	Stock Fund
Net investment income (loss)
Income:
Dividends	$ 20	$ 2	$ 5	$ 5	$ -
Total investment income	20	2	5	5	-
Expenses:
Mortality, expense risk
and other charges	-	2	2	2	-
Total expenses	-	2	2	2	-
Net investment income (loss)	20	-	3	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	389	5	-	(4)	1
Capital gains distributions	-	-	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	389	5	7	(4)	1
Net unrealized appreciation
(depreciation) of investments	103	28	(8)	34	3
Net realized and unrealized gain (loss)
on investments	492	33	(1)	30	4
Net increase (decrease) in net assets
resulting from operations	$ 512	$ 33	$ 2	$ 33	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 1	$ 125	$ 4,595	$ -
Total investment income	9	1	125	4,595	-
Expenses:
Mortality, expense risk
and other charges	5	-	47	2,224	5
Total expenses	5	-	47	2,224	5
Net investment income (loss)	4	1	78	2,371	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1	(1,099)	(3,415)	4
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)	7
Net unrealized appreciation
(depreciation) of investments	53	8	2,429	43,042	41
Net realized and unrealized gain (loss)
on investments	55	9	1,330	39,627	48
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 10	$ 1,408	$ 41,998	$ 43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 8,088	$ 1,360	$ 680	$ 549	$ 14,426
Total investment income	8,088	1,360	680	549	14,426
Expenses:
Mortality, expense risk
and other charges	2,592	2,237	118	273	9,704
Total expenses	2,592	2,237	118	273	9,704
Net investment income (loss)	5,496	(877)	562	276	4,722

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,960)	2,742	378	(2,730)	10,447
Capital gains distributions	16,676	-	-	94	-
Total realized gain (loss) on investments
and capital gains distributions	10,716	2,742	378	(2,636)	10,447
Net unrealized appreciation
(depreciation) of investments	23,385	26,800	392	7,492	134,125
Net realized and unrealized gain (loss)
on investments	34,101	29,542	770	4,856	144,572
Net increase (decrease) in net assets
resulting from operations	$ 39,597	$ 28,665	$ 1,332	$ 5,132	$ 149,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Net investment income (loss)
Income:
Dividends	$ 2,405	$ 127	$ 345	$ 34	$ -
Total investment income	2,405	127	345	34	-
Expenses:
Mortality, expense risk
and other charges	1,221	-	234	16	4
Total expenses	1,221	-	234	16	4
Net investment income (loss)	1,184	127	111	18	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,107	(333)	78	186	57
Capital gains distributions	1,407	1,613	165	164	51
Total realized gain (loss) on investments
and capital gains distributions	3,514	1,280	243	350	108
Net unrealized appreciation
(depreciation) of investments	10,383	1,266	1,971	(55)	(28)
Net realized and unrealized gain (loss)
on investments	13,897	2,546	2,214	295	80
Net increase (decrease) in net assets
resulting from operations	$ 15,081	$ 2,673	$ 2,325	$ 313	$ 76

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 871	$ 12	$ 451	$ 59	$ 2,116
Total investment income	871	12	451	59	2,116
Expenses:
Mortality, expense risk
and other charges	959	6	316	87	2,607
Total expenses	959	6	316	87	2,607
Net investment income (loss)	(88)	6	135	(28)	(491)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,989)	51	1,680	(191)	2,413
Capital gains distributions	-	4	137	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,989)	55	1,817	(191)	2,413
Net unrealized appreciation
(depreciation) of investments	20,357	117	3,203	2,681	48,646
Net realized and unrealized gain (loss)
on investments	17,368	172	5,020	2,490	51,059
Net increase (decrease) in net assets
resulting from operations	$ 17,280	$ 178	$ 5,155	$ 2,462	$ 50,568

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced	ING Growth
	Appreciation	Growth Fund -	America® -	Portfolio -	Opportunities
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 68	$ 9,390	$ -
Total investment income	1	2	68	9,390	-
Expenses:
Mortality, expense risk
and other charges	1	-	13	3,274	-
Total expenses	1	-	13	3,274	-
Net investment income (loss)	-	2	55	6,116	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	4	102	658	-
Capital gains distributions	-	2	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658	-
Net unrealized appreciation
(depreciation) of investments	40	1	53	28,971	-
Net realized and unrealized gain (loss)
on investments	33	7	157	29,629	-
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 9	$ 212	$ 35,745	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING	ING
		ING Value	ING GNMA	Intermediate	Intermediate
	ING Real Estate	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 168	$ 149	$ 18,215
Total investment income	44	-	168	149	18,215
Expenses:
Mortality, expense risk
and other charges	10	-	37	19	3,603
Total expenses	10	-	37	19	3,603
Net investment income (loss)	34	-	131	130	14,612

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	310	-	77	149	(1,690)
Capital gains distributions	-	-	28	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	-	105	149	(1,690)
Net unrealized appreciation
(depreciation) of investments	(47)	-	(133)	(27)	19,014
Net realized and unrealized gain (loss)
on investments	263	-	(28)	122	17,324
Net increase (decrease) in net assets
resulting from operations	$ 297	$ -	$ 103	$ 252	$ 31,936

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING BlackRock
			ING BlackRock	ING BlackRock	Large Cap
	ING	ING Artio	Health Sciences	Inflation	Growth
	Intermediate	Foreign	Opportunities	Protected Bond	Portfolio -
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 50	$ 271	$ 95	$ -	$ 646
Total investment income	50	271	95	-	646
Expenses:
Mortality, expense risk
and other charges	4	119	110	-	916
Total expenses	4	119	110	-	916
Net investment income (loss)	46	152	(15)	-	(270)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(11,817)	459	1	(1,914)
Capital gains distributions	-	-	200	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	(11,817)	659	4	(1,914)
Net unrealized appreciation
(depreciation) of investments	34	12,181	1,411	(1)	13,222
Net realized and unrealized gain (loss)
on investments	39	364	2,070	3	11,308
Net increase (decrease) in net assets
resulting from operations	$ 85	$ 516	$ 2,055	$ 3	$ 11,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Clarion
	ING BlackRock	ING BlackRock	ING Clarion	Global Real
	Large Cap	Large Cap	Global Real	Estate	ING Clarion
	Growth	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ 535	$ -
Total investment income	3	1	-	535	-
Expenses:
Mortality, expense risk
and other charges	3	1	-	592	-
Total expenses	3	1	-	592	-
Net investment income (loss)	-	-	-	(57)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	12	-	(3)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	12	-	(3)	-
Net unrealized appreciation
(depreciation) of investments	72	24	1	14,659	3
Net realized and unrealized gain (loss)
on investments	73	36	1	14,656	3
Net increase (decrease) in net assets
resulting from operations	$ 73	$ 36	$ 1	$ 14,599	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -	Cap Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 529	$ 241	$ 296	$ -
Total investment income	29	529	241	296	-
Expenses:
Mortality, expense risk
and other charges	23	461	38	537	-
Total expenses	23	461	38	537	-
Net investment income (loss)	6	68	203	(241)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	1,460	9	6,808	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808	-
Net unrealized appreciation
(depreciation) of investments	228	5,407	747	1,405	2
Net realized and unrealized gain (loss)
on investments	311	6,867	756	8,213	2
Net increase (decrease) in net assets
resulting from operations	$ 317	$ 6,935	$ 959	$ 7,972	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

				ING Invesco
				Van Kampen	ING Invesco
		ING Global		Growth and	Van Kampen
	ING Global	Resources	ING Global	Income	Growth and
	Resources	Portfolio -	Resources	Portfolio -	Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ - $	880	$ -	$ 424
Total investment income	-	-	880	-	424
Expenses:
Mortality, expense risk
and other charges	-	-	1,123	9	178
Total expenses	-	-	1,123	9	178
Net investment income (loss)	-	-	(243)	(9)	246

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	(7,450)	3	1,289
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	(7,450)	3	1,289
Net unrealized appreciation
(depreciation) of investments	-	-	3,008	195	1,128
Net realized and unrealized gain (loss)
on investments	-	(1)	(4,442)	198	2,417
Net increase (decrease) in net assets
resulting from operations	$ -	$ (1) $	(4,685)	$ 189	$ 2,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING JPMorgan			ING JPMorgan
	ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan	Small Cap Core
	Emerging	Markets Equity	Emerging	Small Cap Core	Equity
	Markets Equity	Portfolio -	Markets Equity	Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	1	318	264	-	12
Total expenses	1	318	264	-	12
Net investment income (loss)	(1)	(318)	(264)	-	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1,335)	(1,100)	-	10
Capital gains distributions	7	773	652	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(562)	(448)	-	10
Net unrealized appreciation
(depreciation) of investments	54	5,934	4,740	2	360
Net realized and unrealized gain (loss)
on investments	55	5,372	4,292	2	370
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 5,054	$ 4,028	$ 2	$ 358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING JPMorgan		ING Large Cap
	Small Cap Core	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Equity	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Adviser Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 1	$ 939	$ 1	$ 5,492
Total investment income	21	1	939	1	5,492
Expenses:
Mortality, expense risk
and other charges	79	1	1,585	2	2,021
Total expenses	79	1	1,585	2	2,021
Net investment income (loss)	(58)	-	(646)	(1)	3,471

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,108	-	426	8	(1,938)
Capital gains distributions	-	1	1,569	1	-
Total realized gain (loss) on investments
and capital gains distributions	2,108	1	1,995	9	(1,938)
Net unrealized appreciation
(depreciation) of investments	(410)	18	22,687	28	26,310
Net realized and unrealized gain (loss)
on investments	1,698	19	24,682	37	24,372
Net increase (decrease) in net assets
resulting from operations	$ 1,640	$ 19	$ 24,036	$ 36	$ 27,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico	ING MFS Total
	ING Large Cap	Maturity Bond	Portfolio -	Growth	Return
	Value Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ -	$ 66	$ 1	$ 25
Total investment income	18	-	66	1	25
Expenses:
Mortality, expense risk
and other charges	4	-	96	2	4
Total expenses	4	-	96	2	4
Net investment income (loss)	14	-	(30)	(1)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	-	333	116	9
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116	9
Net unrealized appreciation
(depreciation) of investments	65	-	726	(41)	82
Net realized and unrealized gain (loss)
on investments	84	-	1,059	75	91
Net increase (decrease) in net assets
resulting from operations	$ 98	$ -	$ 1,029	$ 74	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING MFS Total			ING Morgan
	Return	ING MFS Total	ING MFS	Stanley Global	ING PIMCO
	Portfolio -	Return	Utilities	Franchise	High Yield
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,533	$ 623	$ 1,400	$ 1	$ 2
Total investment income	1,533	623	1,400	1	2
Expenses:
Mortality, expense risk
and other charges	587	263	428	-	-
Total expenses	587	263	428	-	-
Net investment income (loss)	946	360	972	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,062)	(436)	(1,005)	-	1
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(1,062)	(436)	(1,005)	1	1
Net unrealized appreciation
(depreciation) of investments	5,694	2,548	5,203	1	2
Net realized and unrealized gain (loss)
on investments	4,632	2,112	4,198	2	3
Net increase (decrease) in net assets
resulting from operations	$ 5,578	$ 2,472	$ 5,170	$ 3	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO
	High Yield	ING PIMCO	ING Pioneer		ING Pioneer
	Portfolio -	High Yield	Fund Portfolio -	ING Pioneer	Mid Cap Value
	Institutional	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,067	$ 1,890	$ 306	$ 4	$ -
Total investment income	1,067	1,890	306	4	-
Expenses:
Mortality, expense risk
and other charges	157	262	146	3	-
Total expenses	157	262	146	3	-
Net investment income (loss)	910	1,628	160	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	1,219	(656)	12	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	1,219	(656)	12	-
Net unrealized appreciation
(depreciation) of investments	993	740	2,289	10	1
Net realized and unrealized gain (loss)
on investments	1,096	1,959	1,633	22	1
Net increase (decrease) in net assets
resulting from operations	$ 2,006	$ 3,587	$ 1,793	$ 23	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe
	ING Pioneer		ING T. Rowe	Price Capital	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Appreciation	Price Capital
	Portfolio -	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 890	$ 3	$ 3	$ 1,724	$ 6,026
Total investment income	890	3	3	1,724	6,026
Expenses:
Mortality, expense risk
and other charges	727	3	1	160	3,696
Total expenses	727	3	1	160	3,696
Net investment income (loss)	163	-	2	1,564	2,330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,119)	44	-	67	(6,829)
Capital gains distributions	-	-	5	-	12,868
Total realized gain (loss) on investments
and capital gains distributions	(2,119)	44	5	67	6,039
Net unrealized appreciation
(depreciation) of investments	9,869	(12)	15	2,037	43,843
Net realized and unrealized gain (loss)
on investments	7,750	32	20	2,104	49,882
Net increase (decrease) in net assets
resulting from operations	$ 7,913	$ 32	$ 22	$ 3,668	$ 52,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Equity	Price Equity	Price	Price	Global Growth
	Income	Income	International	International	Portfolio -
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -	Institutional
	Adviser Class	Service Class	Adviser Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 27	$ 2,012	$ -	$ 20	$ 15
Total investment income	27	2,012	-	20	15
Expenses:
Mortality, expense risk
and other charges	6	762	-	70	6
Total expenses	6	762	-	70	6
Net investment income (loss)	21	1,250	-	(50)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(4,005)	-	(186)	(24)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)	(24)
Net unrealized appreciation
(depreciation) of investments	229	18,433	14	1,417	153
Net realized and unrealized gain (loss)
on investments	216	14,428	14	1,231	129
Net increase (decrease) in net assets
resulting from operations	$ 237	$ 15,678	$ 14	$ 1,181	$ 138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING
	ING Templeton	ING U.S. Stock	ING Money		International
	Global Growth	Index Portfolio -	Market	ING Global	Capital
	Portfolio -	Institutional	Portfolio -	Real Estate	Appreciation
	Service Class	Class	Class I	Fund - Class A	Fund - Class I
Net investment income (loss)
Income:
Dividends	$ 77	$ 146	$ 101	$ 4	$ -
Total investment income	77	146	101	4	-
Expenses:
Mortality, expense risk
and other charges	43	11	2,477	1	-
Total expenses	43	11	2,477	1	-
Net investment income (loss)	34	135	(2,376)	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	180	(136)	1	1	-
Capital gains distributions	-	217	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	180	81	1	1	-
Net unrealized appreciation
(depreciation) of investments	564	866	-	13	-
Net realized and unrealized gain (loss)
on investments	744	947	1	14	-
Net increase (decrease) in net assets
resulting from operations	$ 778	$ 1,082	$ (2,375)	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING American	ING American	ING American
	ING	Century Small-	Century Small-	Century Small-	ING Baron
	International	Mid Cap Value	Mid Cap Value	Mid Cap Value	Growth
	SmallCap	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 1	$ 536	$ -
Total investment income	7	1	1	536	-
Expenses:
Mortality, expense risk
and other charges	2	-	13	338	5
Total expenses	2	-	13	338	5
Net investment income (loss)	5	1	(12)	198	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	3	9	50	31
Capital gains distributions	-	9	3	3,534	-
Total realized gain (loss) on investments
and capital gains distributions	113	12	12	3,584	31
Net unrealized appreciation
(depreciation) of investments	(49)	4	494	2,675	204
Net realized and unrealized gain (loss)
on investments	64	16	506	6,259	235
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 17	$ 494	$ 6,457	$ 230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Columbia	ING Columbia
	ING Baron	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 8	$ 36	$ -
Total investment income	-	1	8	36	-
Expenses:
Mortality, expense risk
and other charges	1,054	1	31	118	31
Total expenses	1,054	1	31	118	31
Net investment income (loss)	(1,054)	-	(23)	(82)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,569	-	129	(213)	1,149
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,569	-	129	(213)	1,149
Net unrealized appreciation
(depreciation) of investments	17,045	33	301	1,621	(192)
Net realized and unrealized gain (loss)
on investments	22,614	33	430	1,408	957
Net increase (decrease) in net assets
resulting from operations	$ 21,560	$ 33	$ 407	$ 1,326	$ 926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Growth	ING Growth
	ING Global	ING Global	ING Global	and Income	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 23	$ 9,440	$ 65	$ -	$ 320
Total investment income	23	9,440	65	-	320
Expenses:
Mortality, expense risk
and other charges	1	1,437	7	2	775
Total expenses	1	1,437	7	2	775
Net investment income (loss)	22	8,003	58	(2)	(455)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	2,504	(16)	(11)	785
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)	785
Net unrealized appreciation
(depreciation) of investments	(1)	(218)	30	64	5,513
Net realized and unrealized gain (loss)
on investments	6	2,286	14	53	6,298
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 10,289	$ 72	$ 51	$ 5,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2015	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 12	$ 16	$ 6	$ 1
Total investment income	3	12	16	6	1
Expenses:
Mortality, expense risk
and other charges	2	4	8	4	-
Total expenses	2	4	8	4	-
Net investment income (loss)	1	8	8	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	16	-
Capital gains distributions	5	19	26	10	2
Total realized gain (loss) on investments
and capital gains distributions	5	19	27	26	2
Net unrealized appreciation
(depreciation) of investments	4	30	38	13	5
Net realized and unrealized gain (loss)
on investments	9	49	65	39	7
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 57	$ 73	$ 41	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2035	Solution 2035	Solution 2035	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 31	$ 3	$ 1	$ 19	$ -
Total investment income	31	3	1	19	-
Expenses:
Mortality, expense risk
and other charges	18	2	-	13	-
Total expenses	18	2	-	13	-
Net investment income (loss)	13	1	1	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	11	-	7	1
Capital gains distributions	60	9	4	53	1
Total realized gain (loss) on investments
and capital gains distributions	63	20	4	60	2
Net unrealized appreciation
(depreciation) of investments	177	13	11	155	2
Net realized and unrealized gain (loss)
on investments	240	33	15	215	4
Net increase (decrease) in net assets
resulting from operations	$ 253	$ 34	$ 16	$ 221	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ -	$ -	$ -
Total investment income	-	12	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	8	-	1	1
Total expenses	-	8	-	1	1
Net investment income (loss)	-	4	-	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	-	(1)	-
Capital gains distributions	1	30	-	1	1
Total realized gain (loss) on investments
and capital gains distributions	1	32	-	-	1
Net unrealized appreciation
(depreciation) of investments	3	116	1	12	9
Net realized and unrealized gain (loss)
on investments	4	148	1	12	10
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 152	$ 1	$ 11	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING Invesco
			ING Invesco	ING Invesco	Van Kampen
	ING Index	ING Index	Van Kampen	Van Kampen	Equity and
	Solution Income Solution Income		Comstock	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ 6	$ 3	$ 592	$ 11
Total investment income	18	6	3	592	11
Expenses:
Mortality, expense risk
and other charges	6	2	1	479	2
Total expenses	6	2	1	479	2
Net investment income (loss)	12	4	2	113	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1)	(827)	-
Capital gains distributions	24	8	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)	-
Net unrealized appreciation
(depreciation) of investments	15	3	51	8,500	69
Net realized and unrealized gain (loss)
on investments	39	11	50	7,673	69
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 15	$ 52	$ 7,786	$ 78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen
	Equity and	Equity and	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Income	Income	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,402	$ 5	$ 2	$ 8	$ 272
Total investment income	5,402	5	2	8	272
Expenses:
Mortality, expense risk
and other charges	2,209	3	1	1	340
Total expenses	2,209	3	1	1	340
Net investment income (loss)	3,193	2	1	7	(68)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,051	2	5	-	258
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,051	2	5	-	258
Net unrealized appreciation
(depreciation) of investments	20,647	23	52	6	5,803
Net realized and unrealized gain (loss)
on investments	22,698	25	57	6	6,061
Net increase (decrease) in net assets
resulting from operations	$ 25,891	$ 27	$ 58	$ 13	$ 5,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 6,702	$ 8	$ 78	$ 10
Total investment income	5	6,702	8	78	10
Expenses:
Mortality, expense risk
and other charges	2	5,087	7	9	2
Total expenses	2	5,087	7	9	2
Net investment income (loss)	3	1,615	1	69	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	7,623	(26)	-	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	7,623	(26)	-	2
Net unrealized appreciation
(depreciation) of investments	96	87,172	157	118	1
Net realized and unrealized gain (loss)
on investments	102	94,795	131	118	3
Net increase (decrease) in net assets
resulting from operations	$ 105	$ 96,410	$ 132	$ 187	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 7,508	$ 1,281	$ 25	$ 33	$ -
Total investment income	7,508	1,281	25	33	-
Expenses:
Mortality, expense risk
and other charges	2,302	196	4	3	2
Total expenses	2,302	196	4	3	2
Net investment income (loss)	5,206	1,085	21	30	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	533	9	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	28	533	9	1	-
Net unrealized appreciation
(depreciation) of investments	11,038	1,311	29	55	27
Net realized and unrealized gain (loss)
on investments	11,066	1,844	38	56	27
Net increase (decrease) in net assets
resulting from operations	$ 16,272	$ 2,929	$ 59	$ 86	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,715	$ 465	$ 10	$ -	$ 2,767
Total investment income	2,715	465	10	-	2,767
Expenses:
Mortality, expense risk
and other charges	544	71	1	1	834
Total expenses	544	71	1	1	834
Net investment income (loss)	2,171	394	9	(1)	1,933

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(890)	197	2	-	(958)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-	(958)
Net unrealized appreciation
(depreciation) of investments	5,170	648	39	16	10,876
Net realized and unrealized gain (loss)
on investments	4,280	845	41	16	9,918
Net increase (decrease) in net assets
resulting from operations	$ 6,451	$ 1,239	$ 50	$ 15	$ 11,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 408	$ 6	$ -	$ 1,875	$ 307
Total investment income	408	6	-	1,875	307
Expenses:
Mortality, expense risk
and other charges	101	1	2	705	93
Total expenses	101	1	2	705	93
Net investment income (loss)	307	5	(2)	1,170	214

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	332	12	-	(899)	237
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	332	12	-	(899)	237
Net unrealized appreciation
(depreciation) of investments	1,291	27	49	11,044	1,505
Net realized and unrealized gain (loss)
on investments	1,623	39	49	10,145	1,742
Net increase (decrease) in net assets
resulting from operations	$ 1,930	$ 44	$ 47	$ 11,315	$ 1,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -
	Adviser Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 1,155	$ 192	$ -
Total investment income	2	-	1,155	192	-
Expenses:
Mortality, expense risk
and other charges	-	1	509	65	-
Total expenses	-	1	509	65	-
Net investment income (loss)	2	(1)	646	127	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	6	(726)	141	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6	(726)	141	-
Net unrealized appreciation
(depreciation) of investments	14	29	8,414	1,211	-
Net realized and unrealized gain (loss)
on investments	14	35	7,688	1,352	-
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 34	$ 8,334	$ 1,479	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 25	$ 3	$ 33	$ 11	$ -
Total investment income	25	3	33	11	-
Expenses:
Mortality, expense risk
and other charges	20	2	18	1	3
Total expenses	20	2	18	1	3
Net investment income (loss)	5	1	15	10	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	1	69	4	-
Capital gains distributions	27	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	4	76	4	-
Net unrealized appreciation
(depreciation) of investments	267	32	145	11	33
Net realized and unrealized gain (loss)
on investments	288	36	221	15	33
Net increase (decrease) in net assets
resulting from operations	$ 293	$ 37	$ 236	$ 25	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price Diversified Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap	Mid Cap
	Income	Income	Moderate	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 676	$ 104	$ 61	$ -	$ 1,635
Total investment income	676	104	61	-	1,635
Expenses:
Mortality, expense risk
and other charges	99	14	30	2	3,308
Total expenses	99	14	30	2	3,308
Net investment income (loss)	577	90	31	(2)	(1,673)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	489	11	180	-	6,078
Capital gains distributions	-	-	18	39	26,355
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39	32,433
Net unrealized appreciation
(depreciation) of investments	150	105	110	24	14,326
Net realized and unrealized gain (loss)
on investments	639	116	308	63	46,759
Net increase (decrease) in net assets
resulting from operations	$ 1,216	$ 206	$ 339	$ 61	$ 45,086

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING T. Rowe
	Price Diversified	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Price Growth	Price Growth	Price Growth	ING Templeton
	Growth	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 382	$ -	$ 6
Total investment income	1	-	382	-	6
Expenses:
Mortality, expense risk
and other charges	4	4	2,267	15	2
Total expenses	4	4	2,267	15	2
Net investment income (loss)	(3)	(4)	(1,885)	(15)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	9	7,978	14	2
Capital gains distributions	45	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	139	9	7,978	14	2
Net unrealized appreciation
(depreciation) of investments	(59)	195	30,684	377	78
Net realized and unrealized gain (loss)
on investments	80	204	38,662	391	80
Net increase (decrease) in net assets
resulting from operations	$ 77	$ 200	$ 36,777	$ 376	$ 84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	Large Cap	Large Cap	Large Cap
	Foreign Equity Foreign Equity		Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,478	$ 4	$ -	$ 647	$ -
Total investment income	1,478	4	-	647	-
Expenses:
Mortality, expense risk
and other charges	881	1	-	731	-
Total expenses	881	1	-	731	-
Net investment income (loss)	597	3	-	(84)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,040)	3	2	798	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,040)	3	2	798	-
Net unrealized appreciation
(depreciation) of investments	20,041	34	8	7,245	2
Net realized and unrealized gain (loss)
on investments	16,001	37	10	8,043	2
Net increase (decrease) in net assets
resulting from operations	$ 16,598	$ 40	$ 10	$ 7,959	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation	ING Growth
	ING Core	Conservative	Growth	Moderate	and Income
	Equity Research	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I	Class A
Net investment income (loss)
Income:
Dividends	$ 2	$ 876	$ 994	$ 1,268	$ 11
Total investment income	2	876	994	1,268	11
Expenses:
Mortality, expense risk
and other charges	1	314	632	562	3
Total expenses	1	314	632	562	3
Net investment income (loss)	1	562	362	706	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(1,336)	(3,036)	(2,528)	36
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation
(depreciation) of investments	18	4,258	10,911	8,901	75
Net realized and unrealized gain (loss)
on investments	30	2,922	7,875	6,373	111
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 3,484	$ 8,237	$ 7,079	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 19,451	$ 98	$ 22	$ 5	$ 2
Total investment income	19,451	98	22	5	2
Expenses:
Mortality, expense risk
and other charges	11,940	34	3	2	1
Total expenses	11,940	34	3	2	1
Net investment income (loss)	7,511	64	19	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33,260)	284	(181)	(60)	(20)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)	(20)
Net unrealized appreciation
(depreciation) of investments	172,583	677	160	54	17
Net realized and unrealized gain (loss)
on investments	139,323	961	(21)	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 146,834	$ 1,025	$ (2)	$ (3)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Science and	Science and
			Technology	Technology	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	Opportunities	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio –	Portfolio -
	Series 10	Series 11	Adviser Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ 87	$ 4,418
Total investment income	1	1	-	87	4,418
Expenses:
Mortality, expense risk
and other charges	1	-	-	453	2,769
Total expenses	1	-	-	453	2,769
Net investment income (loss)	-	1	-	(366)	1,649

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(6)	-	970	9,376
Capital gains distributions	-	-	-	2,873	-
Total realized gain (loss) on investments
and capital gains distributions	(10)	(6)	-	3,843	9,376
Net unrealized appreciation
(depreciation) of investments	8	6	-	(376)	23,089
Net realized and unrealized gain (loss)
on investments	(2)	-	-	3,467	32,465
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ 1	$ -	$ 3,101	$ 34,114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	MidCap	MidCap	SmallCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 6	$ 2,642	$ 2	$ 643	$ -
Total investment income	6	2,642	2	643	-
Expenses:
Mortality, expense risk
and other charges	1	2,682	1	1,057	1
Total expenses	1	2,682	1	1,057	1
Net investment income (loss)	5	(40)	1	(414)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	1,115	36	(1,356)	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,115	36	(1,356)	23
Net unrealized appreciation
(depreciation) of investments	50	44,220	28	13,761	-
Net realized and unrealized gain (loss)
on investments	45	45,335	64	12,405	23
Net increase (decrease) in net assets
resulting from operations	$ 50	$ 45,295	$ 65	$ 11,991	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Russell™	ING Russell™
	ING	ING	Large Cap	Large Cap	ING Russell™
	International	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 531	$ -	$ 81	$ 5	$ 424
Total investment income	531	-	81	5	424
Expenses:
Mortality, expense risk
and other charges	184	-	77	3	171
Total expenses	184	-	77	3	171
Net investment income (loss)	347	-	4	2	253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(1)	296	37	614
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(1)	296	37	614
Net unrealized appreciation
(depreciation) of investments	2,629	1	470	35	1,409
Net realized and unrealized gain (loss)
on investments	2,668	-	766	72	2,023
Net increase (decrease) in net assets
resulting from operations	$ 3,015	$ -	$ 770	$ 74	$ 2,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 4	$ 52	$ 19	$ 135
Total investment income	1	4	52	19	135
Expenses:
Mortality, expense risk
and other charges	1	3	33	52	116
Total expenses	1	3	33	52	116
Net investment income (loss)	-	1	19	(33)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	3	34	456	355
Capital gains distributions	-	-	-	-	414
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456	769
Net unrealized appreciation
(depreciation) of investments	2	25	406	314	1,207
Net realized and unrealized gain (loss)
on investments	3	28	440	770	1,976
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 29	$ 459	$ 737	$ 1,995

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™	ING Small	ING Small		ING
	Small Cap	Company	Company	ING U.S. Bond	International
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Value Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 76	$ 490	$ -	$ 244	$ 1,532
Total investment income	76	490	-	244	1,532
Expenses:
Mortality, expense risk
and other charges	87	1,166	1	101	459
Total expenses	87	1,166	1	101	459
Net investment income (loss)	(11)	(676)	(1)	143	1,073

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	(1,747)	4	82	(12,126)
Capital gains distributions	415	4,339	7	227	-
Total realized gain (loss) on investments
and capital gains distributions	579	2,592	11	309	(12,126)
Net unrealized appreciation
(depreciation) of investments	674	13,370	15	(175)	20,937
Net realized and unrealized gain (loss)
on investments	1,253	15,962	26	134	8,811
Net increase (decrease) in net assets
resulting from operations	$ 1,242	$ 15,286	$ 25	$ 277	$ 9,884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap
	International	Opportunities	Opportunities	Opportunities	Opportunities
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 5	$ 242	$ 8	$ -	$ -
Total investment income	5	242	8	-	-
Expenses:
Mortality, expense risk
and other charges	1	405	11	210	-
Total expenses	1	405	11	210	-
Net investment income (loss)	4	(163)	(3)	(210)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	602	222	120	6
Capital gains distributions	-	1,068	51	2,417	8
Total realized gain (loss) on investments
and capital gains distributions	(15)	1,670	273	2,537	14
Net unrealized appreciation
(depreciation) of investments	49	3,075	(25)	924	(1)
Net realized and unrealized gain (loss)
on investments	34	4,745	248	3,461	13
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 4,582	$ 245	$ 3,251	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Janus Aspen			Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen	Series
	Series Balanced	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 1 $	-	$ 1
Total investment income	5	-	1	-	1
Expenses:
Mortality, expense risk
and other charges	2	4	-	1	1
Total expenses	2	4	-	1	1
Net investment income (loss)	3	(4)	1	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	7	3	-	(2)
Capital gains distributions	12	-	1	1	-
Total realized gain (loss) on investments
and capital gains distributions	11	7	4	1	(2)
Net unrealized appreciation
(depreciation) of investments	5	49	(1)	9	24
Net realized and unrealized gain (loss)
on investments	16	56	3	10	22
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 52	$ 4 $	9	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles	Lord Abbett
	Government	Mid Cap Equity		Small Cap	Developing
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -	Growth Fund,
	Select Class	Shares	Growth Fund	Retail Class	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 78	$ -
Total investment income	-	3	-	78	-
Expenses:
Mortality, expense risk
and other charges	-	33	3	87	1
Total expenses	-	33	3	87	1
Net investment income (loss)	-	(30)	(3)	(9)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	169	1	341	(1)
Capital gains distributions	-	-	2	9	8
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350	7
Net unrealized appreciation
(depreciation) of investments	-	13	28	873	1
Net realized and unrealized gain (loss)
on investments	-	182	31	1,223	8
Net increase (decrease) in net assets
resulting from operations	$ -	$ 152	$ 28	$ 1,214	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -
	Core Fixed	Mid Cap Stock	Small-Cap	Fundamental	Mid-Cap Stock
	Income Fund -	Fund, Inc. -	Value Fund -	Equity Fund -	Portfolio -
	Class A	Class A	Class A	Class A	Class VC
Net investment income (loss)
Income:
Dividends	$ 1	$ 6	$ 8	$ 1	$ 623
Total investment income	1	6	8	1	623
Expenses:
Mortality, expense risk
and other charges	1	9	10	1	861
Total expenses	1	9	10	1	861
Net investment income (loss)	-	(3)	(2)	-	(238)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(9)	20	-	(3,166)
Capital gains distributions	1	-	26	2	-
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	46	2	(3,166)
Net unrealized appreciation
(depreciation) of investments	1	178	65	5	15,274
Net realized and unrealized gain (loss)
on investments	2	169	111	7	12,108
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 166	$ 109	$ 7	$ 11,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				Neuberger
		Massachusetts	Neuberger	Berman Socially
	MainStay Large	Investors	Berman Genesis	Responsive	New Perspective
	Cap Growth	Growth Stock	Fund® - Trust	Fund® - Trust	Fund®, Inc. -
	Fund - Class R3	Fund - Class A	Class	Class	Class R-3
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ -	$ 77	$ 17
Total investment income	-	6	-	77	17
Expenses:
Mortality, expense risk
and other charges	-	4	1	97	9
Total expenses	-	4	1	97	9
Net investment income (loss)	-	2	(1)	(20)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	85	-	1,059	(3)
Capital gains distributions	-	-	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	85	4	1,059	(3)
Net unrealized appreciation
(depreciation) of investments	7	(24)	4	(143)	415
Net realized and unrealized gain (loss)
on investments	4	61	8	916	412
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 63	$ 7	$ 896	$ 420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	New Perspective	Capital	Developing	Developing	Gold & Special
	Fund®, Inc. -	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Class R-4	Fund - Class A	Class A	Class Y	Class A
Net investment income (loss)
Income:
Dividends	$ 949	$ 3	$ 1,101	$ 251	$ -
Total investment income	949	3	1,101	251	-
Expenses:
Mortality, expense risk
and other charges	658	4	2,762	48	-
Total expenses	658	4	2,762	48	-
Net investment income (loss)	291	(1)	(1,661)	203	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(375)	25	(21,847)	49	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(375)	25	(21,847)	49	(6)
Net unrealized appreciation
(depreciation) of investments	13,920	28	71,592	2,872	3
Net realized and unrealized gain (loss)
on investments	13,545	53	49,745	2,921	(3)
Net increase (decrease) in net assets
resulting from operations	$ 13,836	$ 52	$ 48,084	$ 3,124	$ (3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer
	International	Global	Global Strategic	Oppenheimer	Main Street
	Bond Fund -	Securities	Income	Main Street	Small- & Mid-
	Class A	Fund/VA	Fund/VA	Fund®/VA	Cap Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 5	$ 5	$ 6	$ 1	$ 60
Total investment income	5	5	6	1	60
Expenses:
Mortality, expense risk
and other charges	1	2	1	1	99
Total expenses	1	2	1	1	99
Net investment income (loss)	4	3	5	-	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(6)	1	-	139
Capital gains distributions	1	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-	139
Net unrealized appreciation
(depreciation) of investments	9	43	5	10	1,450
Net realized and unrealized gain (loss)
on investments	9	37	7	10	1,589
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 40	$ 12	$ 10	$ 1,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				PIMCO Real
	Oppenheimer	Parnassus	Pax World	Return
	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -	Pioneer Equity
	Cap Growth	Fund - Investor	Individual	Administrative	Income Fund -
	Fund/VA	Shares	Investor Class	Class	Class Y
Net investment income (loss)
Income:
Dividends	$ -	$ 11	$ 745	$ 2,428	$ 17
Total investment income	-	11	745	2,428	17
Expenses:
Mortality, expense risk
and other charges	1	2	483	1,982	2
Total expenses	1	2	483	1,982	2
Net investment income (loss)	(1)	9	262	446	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(503)	1,863	-
Capital gains distributions	-	8	-	13,139	-
Total realized gain (loss) on investments
and capital gains distributions	-	8	(503)	15,002	-
Net unrealized appreciation
(depreciation) of investments	4	(4)	4,925	1,463	3
Net realized and unrealized gain (loss)
on investments	4	4	4,422	16,465	3
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 13	$ 4,684	$ 16,911	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 155	$ 31	$ 87	$ 2,410	$ -
Total investment income	155	31	87	2,410	-
Expenses:
Mortality, expense risk
and other charges	18	3	151	254	-
Total expenses	18	3	151	254	-
Net investment income (loss)	137	28	(64)	2,156	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	575	-	1,533	(361)	-
Capital gains distributions	-	-	519	-	-
Total realized gain (loss) on investments
and capital gains distributions	575	-	2,052	(361)	-
Net unrealized appreciation
(depreciation) of investments	(286)	27	(248)	1,737	-
Net realized and unrealized gain (loss)
on investments	289	27	1,804	1,376	-
Net increase (decrease) in net assets
resulting from operations	$ 426	$ 55	$ 1,740	$ 3,532	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class K	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 148	$ 2	$ -	113	6
Total investment income	148	2	-	113	6
Expenses:
Mortality, expense risk
and other charges	55	-	-	76	5
Total expenses	55	-	-	76	5
Net investment income (loss)	93	2	-	37	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	277	-	-	365	3
Capital gains distributions	-	-	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	277	-	-	365	40
Net unrealized appreciation
(depreciation) of investments	470	9	-	1,034	74
Net realized and unrealized gain (loss)
on investments	747	9	-	1,399	114
Net increase (decrease) in net assets
resulting from operations	$ 840	$ 11	$ -	1,436	115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Templeton		Thornburg
	T. Rowe Price	Templeton	Global Bond	Templeton	International
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond	Value Fund -
	Advisor Class	Class A	Class	Fund - Class A	Class R4
Net investment income (loss)
Income:
Dividends	3	25	1,021	12,384	1
Total investment income	3	25	1,021	12,384	1
Expenses:
Mortality, expense risk
and other charges	2	8	51	1,964	-
Total expenses	2	8	51	1,964	-
Net investment income (loss)	1	17	970	10,420	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	76	16	6,484	(4)
Capital gains distributions	1	-	461	2,535	-
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019	(4)
Net unrealized appreciation
(depreciation) of investments	21	81	655	9,438	10
Net realized and unrealized gain (loss)
on investments	31	157	1,132	18,457	6
Net increase (decrease) in net assets
resulting from operations	32	174	2,102	28,877	7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Invesco Van
		Kampen
	USAA Precious	American
	Metals and	Franchise			Small Company
	Minerals Fund -	Fund - Class I	Diversified	Equity Income	Growth
	Adviser Shares	Shares	Value Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	-	-	2	10	-
Total investment income	-	-	2	10	-
Expenses:
Mortality, expense risk
and other charges	62	138	1	5	-
Total expenses	62	138	1	5	-
Net investment income (loss)	(62)	(138)	1	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,346)	(115)	(2)	(1)	19
Capital gains distributions	126	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,220)	(115)	(2)	(1)	19
Net unrealized appreciation
(depreciation) of investments	252	(476)	13	42	(11)
Net realized and unrealized gain (loss)
on investments	(968)	(591)	11	41	8
Net increase (decrease) in net assets
resulting from operations	(1,030)	(729)	12	46	8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Washington
	Victory Small				Mutual
	Company				Investors
	Opportunity	Wanger			FundSM, Inc. -
	Fund - Class R	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	-	386	355	172	85
Total investment income	-	386	355	172	85
Expenses:
Mortality, expense risk
and other charges	-	237	693	411	25
Total expenses	-	237	693	411	25
Net investment income (loss)	-	149	(338)	(239)	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	632	(987)	(460)	(167)
Capital gains distributions	1	2,673	-	2,510	7
Total realized gain (loss) on investments
and capital gains distributions	1	3,305	(987)	2,050	(160)
Net unrealized appreciation
(depreciation) of investments	-	1,857	14,495	6,347	595
Net realized and unrealized gain (loss)
on investments	1	5,162	13,508	8,397	435
Net increase (decrease) in net assets
resulting from operations	1	5,311	13,170	8,158	495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Washington	Wells Fargo	Wells Fargo
	Mutual	Advantage	Advantage
	Investors	Small Cap	Special Small
	FundSM, Inc. -	Value Fund -	Cap Value
	Class R-4	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	2,052	1	-
Total investment income	2,052	1	-
Expenses:
Mortality, expense risk
and other charges	940	1	973
Total expenses	940	1	973
Net investment income (loss)	1,112	-	(973)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(114)	2	(2,595)
Capital gains distributions	152	5	-
Total realized gain (loss) on investments
and capital gains distributions	38	7	(2,595)
Net unrealized appreciation
(depreciation) of investments	8,872	6	14,263
Net realized and unrealized gain (loss)
on investments	8,910	13	11,668
Net increase (decrease) in net assets
resulting from operations	10,022	13	10,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco Mid		Invesco
	Cap Core	Invesco Small Cap	International	Invesco
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor
	Class A	Class A	Class R5	Fund - Class A
Net assets at January 1, 2011	$ 5,115	$ 42	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	342	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	(685)	(1)	-	-
Net increase (decrease) in net assets from operations	(389)	(2)	-	-
Changes from principal transactions:
Total unit transactions	165	(8)	-	-
Increase (decrease) in net assets derived from
principal transactions	165	(8)	-	-
Total increase (decrease) in net assets	(224)	(10)	-	-
Net assets at December 31, 2011	4,891	32	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3
Net unrealized appreciation (depreciation)
of investments	17	(3)	-	(1)
Net increase (decrease) in net assets from operations	439	5	-	2
Changes from principal transactions:
Total unit transactions	(778)	(11)	30	34
Increase (decrease) in net assets derived from
principal transactions	(778)	(11)	30	34
Total increase (decrease) in net assets	(339)	(6)	30	36
Net assets at December 31, 2012	$ 4,552	$ 26	$ 30	$ 36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Invesco V.I.
	Invesco Global			Capital
	Health Care	Invesco Small	Invesco Small	Appreciation
	Fund - Investor	Cap Value	Cap Value	Fund - Series I
	Class	Fund - Class A	Fund - Class Y	Shares
Net assets at January 1, 2011	$ 183	$ 120	$ -	$ 22,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(186)
Total realized gain (loss) on investments
and capital gains distributions	22	17	348	(352)
Net unrealized appreciation (depreciation)
of investments	(20)	(25)	(1,714)	(1,345)
Net increase (decrease) in net assets from operations	1	(9)	(1,366)	(1,883)
Changes from principal transactions:
Total unit transactions	(8)	(29)	10,193	(1,478)
Increase (decrease) in net assets derived from
principal transactions	(8)	(29)	10,193	(1,478)
Total increase (decrease) in net assets	(7)	(38)	8,827	(3,361)
Net assets at December 31, 2011	176	82	8,827	19,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(69)
Total realized gain (loss) on investments
and capital gains distributions	27	13	(573)	(249)
Net unrealized appreciation (depreciation)
of investments	12	6	1,714	3,183
Net increase (decrease) in net assets from operations	38	18	1,141	2,865
Changes from principal transactions:
Total unit transactions	20	41	(9,968)	(21,866)
Increase (decrease) in net assets derived from
principal transactions	20	41	(9,968)	(21,866)
Total increase (decrease) in net assets	58	59	(8,827)	(19,001)
Net assets at December 31, 2012	$ 234	$ 141	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco V.I.			AllianceBernstein
	Core Equity	Alger Capital		Growth and
	Fund - Series I	Appreciation	Alger Green	Income Fund,
	Shares	Fund - Class A	Fund - Class A	Inc. - Class A
Net assets at January 1, 2011	$ 38,408	$ -	$ 1,614	$ 191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	961	-	35	2
Net unrealized appreciation (depreciation)
of investments	(1,201)	-	(130)	7
Net increase (decrease) in net assets from operations	(261)	-	(112)	9
Changes from principal transactions:
Total unit transactions	(3,357)	-	120	(28)
Increase (decrease) in net assets derived from
principal transactions	(3,357)	-	120	(28)
Total increase (decrease) in net assets	(3,618)	-	8	(19)
Net assets at December 31, 2011	34,790	-	1,622	172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	2	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	725	2	45	9
Net unrealized appreciation (depreciation)
of investments	3,530	10	207	19
Net increase (decrease) in net assets from operations	4,231	14	235	28
Changes from principal transactions:
Total unit transactions	(4,339)	478	173	1
Increase (decrease) in net assets derived from
principal transactions	(4,339)	478	173	1
Total increase (decrease) in net assets	(108)	492	408	29
Net assets at December 31, 2012	$ 34,682	$ 492	$ 2,030	$ 201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Allianz NFJ
	AllianceBernstein		Large-Cap
	Growth and	Allianz NFJ	Value Fund -	Allianz NFJ
	Income Portfolio -	Dividend Value	Institutional	Small-Cap Value
	Class A	Fund - Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 457	$ 258	$ 1,879	$ 398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	72	2
Total realized gain (loss) on investments
and capital gains distributions	(38)	22	124	55
Net unrealized appreciation (depreciation)
of investments	61	(19)	(172)	(53)
Net increase (decrease) in net assets from operations	23	6	24	4
Changes from principal transactions:
Total unit transactions	(7)	(85)	1,160	(7)
Increase (decrease) in net assets derived from
principal transactions	(7)	(85)	1,160	(7)
Total increase (decrease) in net assets	16	(79)	1,184	(3)
Net assets at December 31, 2011	473	179	3,063	395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	40	1
Total realized gain (loss) on investments
and capital gains distributions	11	3	358	61
Net unrealized appreciation (depreciation)
of investments	63	16	(45)	(27)
Net increase (decrease) in net assets from operations	76	22	353	35
Changes from principal transactions:
Total unit transactions	(73)	5	(3,381)	(30)
Increase (decrease) in net assets derived from
principal transactions	(73)	5	(3,381)	(30)
Total increase (decrease) in net assets	3	27	(3,028)	5
Net assets at December 31, 2012	$ 476	$ 206	$ 35	$ 400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				American
				Century
			American	Inflation-
			Balanced	Adjusted Bond
	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund	Fund	Class R-3	Class
Net assets at January 1, 2011	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(213)	242	72	964
Total realized gain (loss) on investments
and capital gains distributions	548	832	(86)	672
Net unrealized appreciation (depreciation)
of investments	(1,216)	(707)	181	1,008
Net increase (decrease) in net assets from operations	(881)	367	167	2,644
Changes from principal transactions:
Total unit transactions	10,703	10,643	(619)	22,977
Increase (decrease) in net assets derived from
principal transactions	10,703	10,643	(619)	22,977
Total increase (decrease) in net assets	9,822	11,010	(452)	25,621
Net assets at December 31, 2011	27,822	40,417	5,726	43,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(229)	338	60	657
Total realized gain (loss) on investments
and capital gains distributions	726	722	27	1,442
Net unrealized appreciation (depreciation)
of investments	2,456	2,751	640	491
Net increase (decrease) in net assets from operations	2,953	3,811	727	2,590
Changes from principal transactions:
Total unit transactions	4,614	7,737	(682)	8,410
Increase (decrease) in net assets derived from
principal transactions	4,614	7,737	(682)	8,410
Total increase (decrease) in net assets	7,567	11,548	45	11,000
Net assets at December 31, 2012	$ 35,389	$ 51,965	$ 5,771	$ 54,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	American	American Funds	Ariel
	Century Income	American	Appreciation
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -
	Fund - A Class	Class R-4	Class	Investor Class
Net assets at January 1, 2011	$ 5,100	$ -	$ 833	$ 2,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	-	(5)	(28)
Total realized gain (loss) on investments
and capital gains distributions	(145)	-	23	400
Net unrealized appreciation (depreciation)
of investments	208	-	(98)	(890)
Net increase (decrease) in net assets from operations	81	-	(80)	(518)
Changes from principal transactions:
Total unit transactions	150	6	(74)	1,064
Increase (decrease) in net assets derived from
principal transactions	150	6	(74)	1,064
Total increase (decrease) in net assets	231	6	(154)	546
Net assets at December 31, 2011	5,331	6	679	3,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	1	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)
Net unrealized appreciation (depreciation)
of investments	800	1	(31)	614
Net increase (decrease) in net assets from operations	714	2	129	553
Changes from principal transactions:
Total unit transactions	329	53	58	(289)
Increase (decrease) in net assets derived from
principal transactions	329	53	58	(289)
Total increase (decrease) in net assets	1,043	55	187	264
Net assets at December 31, 2012	$ 6,374	$ 61	$ 866	$ 3,328

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				BlackRock Mid
	Artisan		BlackRock	Cap Value
	International Aston/Fairpointe Equity Dividend Opportunities
	Fund - Investor	Mid Cap Fund -	Fund - Investor	Fund - Investor
	Shares	Class N	A Shares	A Shares
Net assets at January 1, 2011	$ 2,510	$ 2,925	$ 183	$ 4,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(39)	4	(39)
Total realized gain (loss) on investments
and capital gains distributions	60	130	2	205
Net unrealized appreciation (depreciation)
of investments	(302)	(563)	7	(300)
Net increase (decrease) in net assets from operations	(232)	(472)	13	(134)
Changes from principal transactions:
Total unit transactions	396	3,103	291	3,098
Increase (decrease) in net assets derived from
principal transactions	396	3,103	291	3,098
Total increase (decrease) in net assets	164	2,631	304	2,964
Net assets at December 31, 2011	2,674	5,556	487	7,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	5	12	(60)
Total realized gain (loss) on investments
and capital gains distributions	76	293	16	425
Net unrealized appreciation (depreciation)
of investments	680	661	51	654
Net increase (decrease) in net assets from operations	772	959	79	1,019
Changes from principal transactions:
Total unit transactions	1,597	2,377	448	1,265
Increase (decrease) in net assets derived from
principal transactions	1,597	2,377	448	1,265
Total increase (decrease) in net assets	2,369	3,336	527	2,284
Net assets at December 31, 2012	$ 5,043	$ 8,892	$ 1,014	$ 9,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert VP SRI	Growth &
	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Net assets at January 1, 2011	$ 8,210	$ 45,223	$ 363	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202	124	5	5
Total realized gain (loss) on investments
and capital gains distributions	219	309	4	(29)
Net unrealized appreciation (depreciation)
of investments	20	1,150	(49)	29
Net increase (decrease) in net assets from operations	441	1,583	(40)	5
Changes from principal transactions:
Total unit transactions	568	(2,765)	92	672
Increase (decrease) in net assets derived from
principal transactions	568	(2,765)	92	672
Total increase (decrease) in net assets	1,009	(1,182)	52	677
Net assets at December 31, 2011	9,219	44,041	415	677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	79	7	20
Total realized gain (loss) on investments
and capital gains distributions	99	275	6	211
Net unrealized appreciation (depreciation)
of investments	214	3,725	62	(80)
Net increase (decrease) in net assets from operations	475	4,079	75	151
Changes from principal transactions:
Total unit transactions	1,260	(1,946)	23	1,310
Increase (decrease) in net assets derived from
principal transactions	1,260	(1,946)	23	1,310
Total increase (decrease) in net assets	1,735	2,133	98	1,461
Net assets at December 31, 2012	$ 10,954	$ 46,174	$ 513	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid Columbia Mid
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Class A	Class Z	Fund - Class A	Fund - Class Z
Net assets at January 1, 2011	$ 9	$ 7,095	$ 3,877	$ 2,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	(16)	42
Total realized gain (loss) on investments
and capital gains distributions	3	920	307	227
Net unrealized appreciation (depreciation)
of investments	(7)	(1,575)	(513)	(489)
Net increase (decrease) in net assets from operations	(4)	(626)	(222)	(220)
Changes from principal transactions:
Total unit transactions	64	4,379	150	2,844
Increase (decrease) in net assets derived from
principal transactions	64	4,379	150	2,844
Total increase (decrease) in net assets	60	3,753	(72)	2,624
Net assets at December 31, 2011	69	10,848	3,805	5,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(9)	20
Total realized gain (loss) on investments
and capital gains distributions	5	740	344	389
Net unrealized appreciation (depreciation)
of investments	7	476	236	103
Net increase (decrease) in net assets from operations	11	1,216	571	512
Changes from principal transactions:
Total unit transactions	5	(12,025)	(255)	(5,874)
Increase (decrease) in net assets derived from
principal transactions	5	(12,025)	(255)	(5,874)
Total increase (decrease) in net assets	16	(10,809)	316	(5,362)
Net assets at December 31, 2012	$ 85	$ 39	$ 4,121	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Delaware
	CRM Mid Cap	Diversified	Dodge & Cox
	Value Fund -	Income Fund -	International	Dodge & Cox
	Investor Shares	Class A	Stock Fund	Stock Fund
Net assets at January 1, 2011	$ 223	$ -	$ 4	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	-	-
Net unrealized appreciation (depreciation)
of investments	(23)	-	(8)	(2)
Net increase (decrease) in net assets from operations	(19)	-	(6)	(2)
Changes from principal transactions:
Total unit transactions	12	-	138	26
Increase (decrease) in net assets derived from
principal transactions	12	-	138	26
Total increase (decrease) in net assets	(7)	-	132	24
Net assets at December 31, 2011	216	-	136	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	7	(4)	1
Net unrealized appreciation (depreciation)
of investments	28	(8)	34	3
Net increase (decrease) in net assets from operations	33	2	33	4
Changes from principal transactions:
Total unit transactions	(17)	799	55	-
Increase (decrease) in net assets derived from
principal transactions	(17)	799	55	-
Total increase (decrease) in net assets	16	801	88	4
Net assets at December 31, 2012	$ 232	$ 801	$ 224	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Eaton Vance	EuroPacific	EuroPacific
	DWS Equity	Large-Cap	Growth	Growth
	500 Index	Value Fund -	Fund® -	Fund® -
	Fund - Class S	Class R	Class R-3	Class R-4
Net assets at January 1, 2011	$ 351	$ 38	$ 12,954	$ 279,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	76	1,603
Total realized gain (loss) on investments
and capital gains distributions	-	-	(629)	(1,333)
Net unrealized appreciation (depreciation)
of investments	(1)	(3)	(1,115)	(40,362)
Net increase (decrease) in net assets from operations	2	(2)	(1,668)	(40,092)
Changes from principal transactions:
Total unit transactions	47	10	(1,550)	(4,401)
Increase (decrease) in net assets derived from
principal transactions	47	10	(1,550)	(4,401)
Total increase (decrease) in net assets	49	8	(3,218)	(44,493)
Net assets at December 31, 2011	400	46	9,736	235,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	78	2,371
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)
Net unrealized appreciation (depreciation)
of investments	53	8	2,429	43,042
Net increase (decrease) in net assets from operations	59	10	1,408	41,998
Changes from principal transactions:
Total unit transactions	32	42	(2,394)	(8,726)
Increase (decrease) in net assets derived from
principal transactions	32	42	(2,394)	(8,726)
Total increase (decrease) in net assets	91	52	(986)	33,272
Net assets at December 31, 2012	$ 491	$ 98	$ 8,750	$ 268,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity®
	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Insights Fund -	Equity-Income	Growth	High Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 38	$ 280,318	$ 225,726	$ 9,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	4,040	(1,406)	570
Total realized gain (loss) on investments
and capital gains distributions	3	(1,850)	(810)	661
Net unrealized appreciation (depreciation)
of investments	(10)	(1,848)	590	(938)
Net increase (decrease) in net assets from operations	(9)	342	(1,626)	293
Changes from principal transactions:
Total unit transactions	230	(24,381)	(9,588)	(521)
Increase (decrease) in net assets derived from
principal transactions	230	(24,381)	(9,588)	(521)
Total increase (decrease) in net assets	221	(24,039)	(11,214)	(228)
Net assets at December 31, 2011	259	256,279	214,512	9,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	5,496	(877)	562
Total realized gain (loss) on investments
and capital gains distributions	7	10,716	2,742	378
Net unrealized appreciation (depreciation)
of investments	41	23,385	26,800	392
Net increase (decrease) in net assets from operations	43	39,597	28,665	1,332
Changes from principal transactions:
Total unit transactions	163	(31,324)	(18,100)	1,106
Increase (decrease) in net assets derived from
principal transactions	163	(31,324)	(18,100)	1,106
Total increase (decrease) in net assets	206	8,273	10,565	2,438
Net assets at December 31, 2012	$ 465	$ 264,552	$ 225,077	$ 12,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 36,340	$ 1,058,819	$ 106,249	$ 20,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1,088	1,014	51
Total realized gain (loss) on investments
and capital gains distributions	(1,817)	18,147	2,918	(131)
Net unrealized appreciation (depreciation)
of investments	(4,674)	(53,776)	(2,840)	(2,083)
Net increase (decrease) in net assets from operations	(6,350)	(34,541)	1,092	(2,163)
Changes from principal transactions:
Total unit transactions	(2,005)	(35,947)	(3,999)	(258)
Increase (decrease) in net assets derived from
principal transactions	(2,005)	(35,947)	(3,999)	(258)
Total increase (decrease) in net assets	(8,355)	(70,488)	(2,907)	(2,421)
Net assets at December 31, 2011	27,985	988,331	103,342	18,110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	276	4,722	1,184	127
Total realized gain (loss) on investments
and capital gains distributions	(2,636)	10,447	3,514	1,280
Net unrealized appreciation (depreciation)
of investments	7,492	134,125	10,383	1,266
Net increase (decrease) in net assets from operations	5,132	149,294	15,081	2,673
Changes from principal transactions:
Total unit transactions	(3,738)	(52,156)	(2,664)	(184)
Increase (decrease) in net assets derived from
principal transactions	(3,738)	(52,156)	(2,664)	(184)
Total increase (decrease) in net assets	1,394	97,138	12,417	2,489
Net assets at December 31, 2012	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value
	Portfolio -	Discovery	Growth Fund -	Securities
	Initial Class	Fund - Class R	Class A	Fund - Class 2
Net assets at January 1, 2011	$ 22,008	$ 3,888	$ 681	$ 119,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	21	(6)	(186)
Total realized gain (loss) on investments
and capital gains distributions	160	(115)	37	(1,827)
Net unrealized appreciation (depreciation)
of investments	(1,133)	(56)	(68)	(3,581)
Net increase (decrease) in net assets from operations	(758)	(150)	(37)	(5,594)
Changes from principal transactions:
Total unit transactions	(406)	(938)	29	(5,190)
Increase (decrease) in net assets derived from
principal transactions	(406)	(938)	29	(5,190)
Total increase (decrease) in net assets	(1,164)	(1,088)	(8)	(10,784)
Net assets at December 31, 2011	20,844	2,800	673	109,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	18	(4)	(88)
Total realized gain (loss) on investments
and capital gains distributions	243	350	108	(2,989)
Net unrealized appreciation (depreciation)
of investments	1,971	(55)	(28)	20,357
Net increase (decrease) in net assets from operations	2,325	313	76	17,280
Changes from principal transactions:
Total unit transactions	(577)	(694)	(196)	(16,316)
Increase (decrease) in net assets derived from
principal transactions	(577)	(694)	(196)	(16,316)
Total increase (decrease) in net assets	1,748	(381)	(120)	964
Net assets at December 31, 2012	$ 22,592	$ 2,419	$ 553	$ 110,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			The Growth	The Growth
	Fundamental	Fundamental	Fund of	Fund of
	InvestorsSM,	InvestorsSM,	America® -	America® -
	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net assets at January 1, 2011	$ 793	$ 31,928	$ 17,580	$ 313,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	245	(47)	(819)
Total realized gain (loss) on investments
and capital gains distributions	19	698	(448)	3,976
Net unrealized appreciation (depreciation)
of investments	(53)	(1,960)	(440)	(20,172)
Net increase (decrease) in net assets from operations	(26)	(1,017)	(935)	(17,015)
Changes from principal transactions:
Total unit transactions	326	1,440	(2,280)	(24,918)
Increase (decrease) in net assets derived from
principal transactions	326	1,440	(2,280)	(24,918)
Total increase (decrease) in net assets	300	423	(3,215)	(41,933)
Net assets at December 31, 2011	1,093	32,351	14,365	271,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	135	(28)	(491)
Total realized gain (loss) on investments
and capital gains distributions	55	1,817	(191)	2,413
Net unrealized appreciation (depreciation)
of investments	117	3,203	2,681	48,646
Net increase (decrease) in net assets from operations	178	5,155	2,462	50,568
Changes from principal transactions:
Total unit transactions	(68)	(222)	(4,454)	(35,110)
Increase (decrease) in net assets derived from
principal transactions	(68)	(222)	(4,454)	(35,110)
Total increase (decrease) in net assets	110	4,933	(1,992)	15,458
Net assets at December 31, 2012	$ 1,203	$ 37,284	$ 12,373	$ 287,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -
	Fund - Class R4	Class R4	Class R-3	Class I
Net assets at January 1, 2011	$ 190	$ 46	$ 1,942	$ 347,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	60	5,494
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(28)	(5,218)
Net unrealized appreciation (depreciation)
of investments	(37)	(1)	58	(7,468)
Net increase (decrease) in net assets from operations	(46)	3	90	(7,192)
Changes from principal transactions:
Total unit transactions	29	(21)	89	(41,132)
Increase (decrease) in net assets derived from
principal transactions	29	(21)	89	(41,132)
Total increase (decrease) in net assets	(17)	(18)	179	(48,324)
Net assets at December 31, 2011	173	28	2,121	299,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	55	6,116
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658
Net unrealized appreciation (depreciation)
of investments	40	1	53	28,971
Net increase (decrease) in net assets from operations	33	9	212	35,745
Changes from principal transactions:
Total unit transactions	(47)	224	(348)	(29,746)
Increase (decrease) in net assets derived from
principal transactions	(47)	224	(348)	(29,746)
Total increase (decrease) in net assets	(14)	233	(136)	5,999
Net assets at December 31, 2012	$ 159	$ 261	$ 1,985	$ 305,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth		ING Value	ING GNMA
	Opportunities	ING Real Estate	Choice Fund -	Income Fund -
	Fund - Class A	Fund - Class A	Class A	Class A
Net assets at January 1, 2011	$ -	$ 1,971	$ -	$ 4,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	-	151
Total realized gain (loss) on investments
and capital gains distributions	-	(24)	-	51
Net unrealized appreciation (depreciation)
of investments	-	188	-	93
Net increase (decrease) in net assets from operations	-	193	-	295
Changes from principal transactions:
Total unit transactions	-	(66)	3	(208)
Increase (decrease) in net assets derived from
principal transactions	-	(66)	3	(208)
Total increase (decrease) in net assets	-	127	3	87
Net assets at December 31, 2011	-	2,098	3	4,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	34	-	131
Total realized gain (loss) on investments
and capital gains distributions	-	310	-	105
Net unrealized appreciation (depreciation)
of investments	-	(47)	-	(133)
Net increase (decrease) in net assets from operations	-	297	-	103
Changes from principal transactions:
Total unit transactions	63	(441)	1	(484)
Increase (decrease) in net assets derived from
principal transactions	63	(441)	1	(484)
Total increase (decrease) in net assets	63	(144)	1	(381)
Net assets at December 31, 2012	$ 63	$ 1,954	$ 4	$ 4,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING	ING	ING	ING Artio
	Intermediate	Intermediate	Intermediate	Foreign
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class I	Class S	Service Class
Net assets at January 1, 2011	$ 4,053	$ 383,698	$ 511	$ 32,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	13,746	37	234
Total realized gain (loss) on investments
and capital gains distributions	(75)	(5,443)	(1)	(4,044)
Net unrealized appreciation (depreciation)
of investments	183	15,698	4	(2,699)
Net increase (decrease) in net assets from operations	244	24,001	40	(6,509)
Changes from principal transactions:
Total unit transactions	(941)	(20,766)	371	(4,798)
Increase (decrease) in net assets derived from
principal transactions	(941)	(20,766)	371	(4,798)
Total increase (decrease) in net assets	(697)	3,235	411	(11,307)
Net assets at December 31, 2011	3,356	386,933	922	21,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	14,612	46	152
Total realized gain (loss) on investments
and capital gains distributions	149	(1,690)	5	(11,817)
Net unrealized appreciation (depreciation)
of investments	(27)	19,014	34	12,181
Net increase (decrease) in net assets from operations	252	31,936	85	516
Changes from principal transactions:
Total unit transactions	(358)	(10,406)	195	(21,797)
Increase (decrease) in net assets derived from
principal transactions	(358)	(10,406)	195	(21,797)
Total increase (decrease) in net assets	(106)	21,530	280	(21,281)
Net assets at December 31, 2012	$ 3,250	$ 408,463	$ 1,202	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 10,075	$ -	$ 84,717	$ 196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	-	(376)	-
Total realized gain (loss) on investments
and capital gains distributions	(154)	-	(3,154)	15
Net unrealized appreciation (depreciation)
of investments	371	-	1,013	(63)
Net increase (decrease) in net assets from operations	185	-	(2,517)	(48)
Changes from principal transactions:
Total unit transactions	1,034	74	(175)	403
Increase (decrease) in net assets derived from
principal transactions	1,034	74	(175)	403
Total increase (decrease) in net assets	1,219	74	(2,692)	355
Net assets at December 31, 2011	11,294	74	82,025	551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	-	(270)	-
Total realized gain (loss) on investments
and capital gains distributions	659	4	(1,914)	1
Net unrealized appreciation (depreciation)
of investments	1,411	(1)	13,222	72
Net increase (decrease) in net assets from operations	2,055	3	11,038	73
Changes from principal transactions:
Total unit transactions	1,120	20	(7,134)	(122)
Increase (decrease) in net assets derived from
principal transactions	1,120	20	(7,134)	(122)
Total increase (decrease) in net assets	3,175	23	3,904	(49)
Net assets at December 31, 2012	$ 14,469	$ 97	$ 85,929	$ 502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real
	Large Cap	Global Real	Estate	ING Clarion
	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Adviser Class
Net assets at January 1, 2011	$ 220	$ -	$ 59,612	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1,668	-
Total realized gain (loss) on investments
and capital gains distributions	17	-	(638)	-
Net unrealized appreciation (depreciation)
of investments	(22)	-	(4,725)	1
Net increase (decrease) in net assets from operations	(5)	-	(3,695)	1
Changes from principal transactions:
Total unit transactions	46	2	(356)	17
Increase (decrease) in net assets derived from
principal transactions	46	2	(356)	17
Total increase (decrease) in net assets	41	2	(4,051)	18
Net assets at December 31, 2011	261	2	55,561	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(57)	-
Total realized gain (loss) on investments
and capital gains distributions	12	-	(3)	-
Net unrealized appreciation (depreciation)
of investments	24	1	14,659	3
Net increase (decrease) in net assets from operations	36	1	14,599	3
Changes from principal transactions:
Total unit transactions	(3)	4	7,650	20
Increase (decrease) in net assets derived from
principal transactions	(3)	4	7,650	20
Total increase (decrease) in net assets	33	5	22,249	23
Net assets at December 31, 2012	$ 294	$ 7	$ 77,810	$ 41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2011	$ 1,924	$ 41,259	$ -	$ 64,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	218	-	(427)
Total realized gain (loss) on investments
and capital gains distributions	8	(2,248)	-	560
Net unrealized appreciation (depreciation)
of investments	(32)	5,563	-	(8,253)
Net increase (decrease) in net assets from operations	1	3,533	-	(8,120)
Changes from principal transactions:
Total unit transactions	232	3,217	-	7,660
Increase (decrease) in net assets derived from
principal transactions	232	3,217	-	7,660
Total increase (decrease) in net assets	233	6,750	-	(460)
Net assets at December 31, 2011	2,157	48,009	-	64,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	68	203	(241)
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808
Net unrealized appreciation (depreciation)
of investments	228	5,407	747	1,405
Net increase (decrease) in net assets from operations	317	6,935	959	7,972
Changes from principal transactions:
Total unit transactions	(171)	(560)	26,785	(23,579)
Increase (decrease) in net assets derived from
principal transactions	(171)	(560)	26,785	(23,579)
Total increase (decrease) in net assets	146	6,375	27,744	(15,607)
Net assets at December 31, 2012	$ 2,303	$ 54,384	$ 27,744	$ 48,491

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Global
	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid	Resources	Portfolio -	Resources
	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 33	$ 133,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(586)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2,422)
Net unrealized appreciation (depreciation)
of investments	(2)	-	(3)	(11,822)
Net increase (decrease) in net assets from operations	(2)	-	(3)	(14,830)
Changes from principal transactions:
Total unit transactions	14	2	-	3,708
Increase (decrease) in net assets derived from
principal transactions	14	2	-	3,708
Total increase (decrease) in net assets	12	2	(3)	(11,122)
Net assets at December 31, 2011	12	2	30	122,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(243)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	(7,450)
Net unrealized appreciation (depreciation)
of investments	2	-	-	3,008
Net increase (decrease) in net assets from operations	2	-	(1)	(4,685)
Changes from principal transactions:
Total unit transactions	(6)	-	(3)	(15,872)
Increase (decrease) in net assets derived from
principal transactions	(6)	-	(3)	(15,872)
Total increase (decrease) in net assets	(4)	-	(4)	(20,557)
Net assets at December 31, 2012	$ 8	$ 2	$ 26	$ 101,734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging
	Income	Growth and	Emerging	Markets Equity
	Portfolio -	Income	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ -	$ 21,766	$ 405	$ 40,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	76	2	46
Total realized gain (loss) on investments
and capital gains distributions	-	(1,313)	20	161
Net unrealized appreciation (depreciation)
of investments	-	746	(91)	(7,213)
Net increase (decrease) in net assets from operations	-	(491)	(69)	(7,006)
Changes from principal transactions:
Total unit transactions	-	(1,374)	(50)	(4,640)
Increase (decrease) in net assets derived from
principal transactions	-	(1,374)	(50)	(4,640)
Total increase (decrease) in net assets	-	(1,865)	(119)	(11,646)
Net assets at December 31, 2011	-	19,901	286	28,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	246	(1)	(318)
Total realized gain (loss) on investments
and capital gains distributions	3	1,289	1	(562)
Net unrealized appreciation (depreciation)
of investments	195	1,128	54	5,934
Net increase (decrease) in net assets from operations	189	2,663	54	5,054
Changes from principal transactions:
Total unit transactions	6,379	(4,723)	(33)	(1,485)
Increase (decrease) in net assets derived from
principal transactions	6,379	(4,723)	(33)	(1,485)
Total increase (decrease) in net assets	6,568	(2,060)	21	3,569
Net assets at December 31, 2012	$ 6,568	$ 17,841	$ 307	$ 32,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan	ING JPMorgan	Small Cap Core	ING JPMorgan
	Emerging	Small Cap Core	Equity	Small Cap Core
	Markets Equity	Equity	Portfolio -	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 33,720	$ -	$ -	$ 6,554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	-	-	(33)
Total realized gain (loss) on investments
and capital gains distributions	(611)	-	-	87
Net unrealized appreciation (depreciation)
of investments	(5,305)	1	-	(223)
Net increase (decrease) in net assets from operations	(5,966)	1	-	(169)
Changes from principal transactions:
Total unit transactions	(3,860)	8	-	2,329
Increase (decrease) in net assets derived from
principal transactions	(3,860)	8	-	2,329
Total increase (decrease) in net assets	(9,826)	9	-	2,160
Net assets at December 31, 2011	23,894	9	-	8,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(264)	-	(12)	(58)
Total realized gain (loss) on investments
and capital gains distributions	(448)	-	10	2,108
Net unrealized appreciation (depreciation)
of investments	4,740	2	360	(410)
Net increase (decrease) in net assets from operations	4,028	2	358	1,640
Changes from principal transactions:
Total unit transactions	(1,613)	5	8,655	(1,952)
Increase (decrease) in net assets derived from
principal transactions	(1,613)	5	8,655	(1,952)
Total increase (decrease) in net assets	2,415	7	9,013	(312)
Net assets at December 31, 2012	$ 26,309	$ 16	$ 9,013	$ 8,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Large Cap
	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Class
Net assets at January 1, 2011	$ -	$ -	$ 3,252	$ 137,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(799)	(3)	261
Total realized gain (loss) on investments
and capital gains distributions	7	8,067	397	(4,607)
Net unrealized appreciation (depreciation)
of investments	(7)	(6,976)	(374)	8,059
Net increase (decrease) in net assets from operations	-	292	20	3,713
Changes from principal transactions:
Total unit transactions	113	132,730	(3,006)	70,971
Increase (decrease) in net assets derived from
principal transactions	113	132,730	(3,006)	70,971
Total increase (decrease) in net assets	113	133,022	(2,986)	74,684
Net assets at December 31, 2011	113	133,022	266	212,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(646)	(1)	3,471
Total realized gain (loss) on investments
and capital gains distributions	1	1,995	9	(1,938)
Net unrealized appreciation (depreciation)
of investments	18	22,687	28	26,310
Net increase (decrease) in net assets from operations	19	24,036	36	27,843
Changes from principal transactions:
Total unit transactions	23	36,282	36	(22,790)
Increase (decrease) in net assets derived from
principal transactions	23	36,282	36	(22,790)
Total increase (decrease) in net assets	42	60,318	72	5,053
Net assets at December 31, 2012	$ 155	$ 193,340	$ 338	$ 217,365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico
	ING Large Cap	Maturity Bond	Portfolio -	Growth
	Value Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 3	$ -	$ 9,178	$ 522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(44)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	(27)	10
Net unrealized appreciation (depreciation)
of investments	4	-	(157)	(20)
Net increase (decrease) in net assets from operations	6	-	(228)	(12)
Changes from principal transactions:
Total unit transactions	812	-	(151)	60
Increase (decrease) in net assets derived from
principal transactions	812	-	(151)	60
Total increase (decrease) in net assets	818	-	(379)	48
Net assets at December 31, 2011	821	-	8,799	570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	-	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116
Net unrealized appreciation (depreciation)
of investments	65	-	726	(41)
Net increase (decrease) in net assets from operations	98	-	1,029	74
Changes from principal transactions:
Total unit transactions	(211)	17	(115)	(547)
Increase (decrease) in net assets derived from
principal transactions	(211)	17	(115)	(547)
Total increase (decrease) in net assets	(113)	17	914	(473)
Net assets at December 31, 2012	$ 708	$ 17	$ 9,713	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2011	$ 1,070	$ 60,109	$ 25,934	$ 37,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	986	352	1,076
Total realized gain (loss) on investments
and capital gains distributions	(22)	(1,658)	(606)	(916)
Net unrealized appreciation (depreciation)
of investments	4	1,199	399	1,806
Net increase (decrease) in net assets from operations	6	527	145	1,966
Changes from principal transactions:
Total unit transactions	44	(5,032)	(1,193)	2,837
Increase (decrease) in net assets derived from
principal transactions	44	(5,032)	(1,193)	2,837
Total increase (decrease) in net assets	50	(4,505)	(1,048)	4,803
Net assets at December 31, 2011	1,120	55,604	24,886	42,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	946	360	972
Total realized gain (loss) on investments
and capital gains distributions	9	(1,062)	(436)	(1,005)
Net unrealized appreciation (depreciation)
of investments	82	5,694	2,548	5,203
Net increase (decrease) in net assets from operations	112	5,578	2,472	5,170
Changes from principal transactions:
Total unit transactions	(93)	(5,080)	(1,679)	(2,159)
Increase (decrease) in net assets derived from
principal transactions	(93)	(5,080)	(1,679)	(2,159)
Total increase (decrease) in net assets	19	498	793	3,011
Net assets at December 31, 2012	$ 1,139	$ 56,102	$ 25,679	$ 45,560

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 6,858	$ 20,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	580	1,363
Total realized gain (loss) on investments
and capital gains distributions	-	-	129	1,382
Net unrealized appreciation (depreciation)
of investments	1	-	(438)	(2,027)
Net increase (decrease) in net assets from operations	1	1	271	718
Changes from principal transactions:
Total unit transactions	14	28	2,971	2,166
Increase (decrease) in net assets derived from
principal transactions	14	28	2,971	2,166
Total increase (decrease) in net assets	15	29	3,242	2,884
Net assets at December 31, 2011	15	29	10,100	23,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	910	1,628
Total realized gain (loss) on investments
and capital gains distributions	1	1	103	1,219
Net unrealized appreciation (depreciation)
of investments	1	2	993	740
Net increase (decrease) in net assets from operations	3	5	2,006	3,587
Changes from principal transactions:
Total unit transactions	13	17	16,552	3,655
Increase (decrease) in net assets derived from
principal transactions	13	17	16,552	3,655
Total increase (decrease) in net assets	16	22	18,558	7,242
Net assets at December 31, 2012	$ 31	$ 51	$ 28,658	$ 30,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Pioneer
	ING Pioneer		ING Pioneer	Mid Cap Value
	Fund Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ 20,602	$ 473	$ -	$ 93,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186	1	-	548
Total realized gain (loss) on investments
and capital gains distributions	(427)	50	-	(2,171)
Net unrealized appreciation (depreciation)
of investments	(844)	(90)	-	(3,502)
Net increase (decrease) in net assets from operations	(1,085)	(39)	-	(5,125)
Changes from principal transactions:
Total unit transactions	244	(163)	-	(7,881)
Increase (decrease) in net assets derived from
principal transactions	244	(163)	-	(7,881)
Total increase (decrease) in net assets	(841)	(202)	-	(13,006)
Net assets at December 31, 2011	19,761	271	-	80,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	1	-	163
Total realized gain (loss) on investments
and capital gains distributions	(656)	12	-	(2,119)
Net unrealized appreciation (depreciation)
of investments	2,289	10	1	9,869
Net increase (decrease) in net assets from operations	1,793	23	1	7,913
Changes from principal transactions:
Total unit transactions	(1,923)	(21)	22	(12,837)
Increase (decrease) in net assets derived from
principal transactions	(1,923)	(21)	22	(12,837)
Total increase (decrease) in net assets	(130)	2	23	(4,924)
Net assets at December 31, 2012	$ 19,631	$ 273	$ 23	$ 76,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING T. Rowe
		ING T. Rowe	Price Capital	ING T. Rowe
	ING Pioneer	Price Capital	Appreciation	Price Capital
	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 390	$ -	$ -	$ 352,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	-	4,088
Total realized gain (loss) on investments
and capital gains distributions	4	(2)	-	(1,771)
Net unrealized appreciation (depreciation)
of investments	(34)	(5)	-	4,615
Net increase (decrease) in net assets from operations	(28)	(5)	-	6,932
Changes from principal transactions:
Total unit transactions	(3)	151	-	36,323
Increase (decrease) in net assets derived from
principal transactions	(3)	151	-	36,323
Total increase (decrease) in net assets	(31)	146	-	43,255
Net assets at December 31, 2011	359	146	-	396,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	1,564	2,330
Total realized gain (loss) on investments
and capital gains distributions	44	5	67	6,039
Net unrealized appreciation (depreciation)
of investments	(12)	15	2,037	43,843
Net increase (decrease) in net assets from operations	32	22	3,668	52,212
Changes from principal transactions:
Total unit transactions	(13)	27	108,746	(70,561)
Increase (decrease) in net assets derived from
principal transactions	(13)	27	108,746	(70,561)
Total increase (decrease) in net assets	19	49	112,414	(18,349)
Net assets at December 31, 2012	$ 378	$ 195	$ 112,414	$ 377,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	Price	Price
	Income	Income	International	International
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ 1,354	$ 106,214	$ 81	$ 8,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,247	3	197
Total realized gain (loss) on investments
and capital gains distributions	(43)	(2,334)	-	(539)
Net unrealized appreciation (depreciation)
of investments	(5)	(563)	(16)	(697)
Net increase (decrease) in net assets from operations	(27)	(1,650)	(13)	(1,039)
Changes from principal transactions:
Total unit transactions	120	(4,394)	15	(191)
Increase (decrease) in net assets derived from
principal transactions	120	(4,394)	15	(191)
Total increase (decrease) in net assets	93	(6,044)	2	(1,230)
Net assets at December 31, 2011	1,447	100,170	83	6,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,250	-	(50)
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)
Net unrealized appreciation (depreciation)
of investments	229	18,433	14	1,417
Net increase (decrease) in net assets from operations	237	15,678	14	1,181
Changes from principal transactions:
Total unit transactions	(46)	(11,280)	5	(499)
Increase (decrease) in net assets derived from
principal transactions	(46)	(11,280)	5	(499)
Total increase (decrease) in net assets	191	4,398	19	682
Net assets at December 31, 2012	$ 1,638	$ 104,568	$ 102	$ 7,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Templeton
	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	Portfolio -	Global Growth	Index Portfolio -	Market
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Class I
Net assets at January 1, 2011	$ 735	$ 3,693	$ 6,021	$ 342,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	26	128	(2,702)
Total realized gain (loss) on investments
and capital gains distributions	(39)	(194)	262	57
Net unrealized appreciation (depreciation)
of investments	(15)	(177)	(303)	-
Net increase (decrease) in net assets from operations	(47)	(345)	87	(2,645)
Changes from principal transactions:
Total unit transactions	21	477	762	1,989
Increase (decrease) in net assets derived from
principal transactions	21	477	762	1,989
Total increase (decrease) in net assets	(26)	132	849	(656)
Net assets at December 31, 2011	709	3,825	6,870	341,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	34	135	(2,376)
Total realized gain (loss) on investments
and capital gains distributions	(24)	180	81	1
Net unrealized appreciation (depreciation)
of investments	153	564	866	-
Net increase (decrease) in net assets from operations	138	778	1,082	(2,375)
Changes from principal transactions:
Total unit transactions	(6)	220	(52)	(44,242)
Increase (decrease) in net assets derived from
principal transactions	(6)	220	(52)	(44,242)
Total increase (decrease) in net assets	132	998	1,030	(46,617)
Net assets at December 31, 2012	$ 841	$ 4,823	$ 7,900	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING		ING American
		International	ING	Century Small-
	ING Global	Capital	International	Mid Cap Value
	Real Estate	Appreciation	SmallCap	Portfolio -
	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class
Net assets at January 1, 2011	$ 48	$ 11	$ 1,766	$ 76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	17	1
Total realized gain (loss) on investments
and capital gains distributions	-	2	(116)	1
Net unrealized appreciation (depreciation)
of investments	(6)	(2)	(150)	(7)
Net increase (decrease) in net assets from operations	(4)	-	(249)	(5)
Changes from principal transactions:
Total unit transactions	19	(9)	(383)	39
Increase (decrease) in net assets derived from
principal transactions	19	(9)	(383)	39
Total increase (decrease) in net assets	15	(9)	(632)	34
Net assets at December 31, 2011	63	2	1,134	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	5	1
Total realized gain (loss) on investments
and capital gains distributions	1	-	113	12
Net unrealized appreciation (depreciation)
of investments	13	-	(49)	4
Net increase (decrease) in net assets from operations	17	-	69	17
Changes from principal transactions:
Total unit transactions	12	(2)	(785)	(8)
Increase (decrease) in net assets derived from
principal transactions	12	(2)	(785)	(8)
Total increase (decrease) in net assets	29	(2)	(716)	9
Net assets at December 31, 2012	$ 92	$ -	$ 418	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING American	ING American
	Century Small-	Century Small-	ING Baron	ING Baron
	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ -	$ 45,970	$ 1,247	$ 122,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	147	(4)	(1,037)
Total realized gain (loss) on investments
and capital gains distributions	-	(248)	15	3,341
Net unrealized appreciation (depreciation)
of investments	-	(1,622)	5	(906)
Net increase (decrease) in net assets from operations	-	(1,723)	16	1,398
Changes from principal transactions:
Total unit transactions	5	(241)	(30)	(2,162)
Increase (decrease) in net assets derived from
principal transactions	5	(241)	(30)	(2,162)
Total increase (decrease) in net assets	5	(1,964)	(14)	(764)
Net assets at December 31, 2011	5	44,006	1,233	121,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	198	(5)	(1,054)
Total realized gain (loss) on investments
and capital gains distributions	12	3,584	31	5,569
Net unrealized appreciation (depreciation)
of investments	494	2,675	204	17,045
Net increase (decrease) in net assets from operations	494	6,457	230	21,560
Changes from principal transactions:
Total unit transactions	9,529	(6,823)	(44)	(13,596)
Increase (decrease) in net assets derived from
principal transactions	9,529	(6,823)	(44)	(13,596)
Total increase (decrease) in net assets	10,023	(366)	186	7,964
Net assets at December 31, 2012	$ 10,028	$ 43,640	$ 1,419	$ 129,571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 26	$ 2,367	$ 14,440	$ 14,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(17)	5	(44)
Total realized gain (loss) on investments
and capital gains distributions	11	362	(365)	(520)
Net unrealized appreciation (depreciation)
of investments	(32)	(528)	(397)	(891)
Net increase (decrease) in net assets from operations	(21)	(183)	(757)	(1,455)
Changes from principal transactions:
Total unit transactions	229	909	(1,768)	(4,674)
Increase (decrease) in net assets derived from
principal transactions	229	909	(1,768)	(4,674)
Total increase (decrease) in net assets	208	726	(2,525)	(6,129)
Net assets at December 31, 2011	234	3,093	11,915	7,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(23)	(82)	(31)
Total realized gain (loss) on investments
and capital gains distributions	-	129	(213)	1,149
Net unrealized appreciation (depreciation)
of investments	33	301	1,621	(192)
Net increase (decrease) in net assets from operations	33	407	1,326	926
Changes from principal transactions:
Total unit transactions	12	(208)	(1,144)	(4,353)
Increase (decrease) in net assets derived from
principal transactions	12	(208)	(1,144)	(4,353)
Total increase (decrease) in net assets	45	199	182	(3,427)
Net assets at December 31, 2012	$ 279	$ 3,292	$ 12,097	$ 4,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Growth
	ING Global	ING Global	ING Global	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 471	$ 154,688	$ 1,077	$ 383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	10,292	100	1
Total realized gain (loss) on investments
and capital gains distributions	14	3,762	119	(4)
Net unrealized appreciation (depreciation)
of investments	(33)	(9,911)	(194)	(106)
Net increase (decrease) in net assets from operations	12	4,143	25	(109)
Changes from principal transactions:
Total unit transactions	(70)	(3,294)	(211)	340
Increase (decrease) in net assets derived from
principal transactions	(70)	(3,294)	(211)	340
Total increase (decrease) in net assets	(58)	849	(186)	231
Net assets at December 31, 2011	413	155,537	891	614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	8,003	58	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)
Net unrealized appreciation (depreciation)
of investments	(1)	(218)	30	64
Net increase (decrease) in net assets from operations	28	10,289	72	51
Changes from principal transactions:
Total unit transactions	(53)	(14,428)	338	(38)
Increase (decrease) in net assets derived from
principal transactions	(53)	(14,428)	338	(38)
Total increase (decrease) in net assets	(25)	(4,139)	410	13
Net assets at December 31, 2012	$ 388	$ 151,398	$ 1,301	$ 627

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 93,417	$ -	$ 55	$ 687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248)	-	2	10
Total realized gain (loss) on investments
and capital gains distributions	402	-	5	28
Net unrealized appreciation (depreciation)
of investments	(13,250)	-	5	(42)
Net increase (decrease) in net assets from operations	(13,096)	-	12	(4)
Changes from principal transactions:
Total unit transactions	(4,586)	11	485	115
Increase (decrease) in net assets derived from
principal transactions	(4,586)	11	485	115
Total increase (decrease) in net assets	(17,682)	11	497	111
Net assets at December 31, 2011	75,735	11	552	798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(455)	1	8	8
Total realized gain (loss) on investments
and capital gains distributions	785	5	19	27
Net unrealized appreciation (depreciation)
of investments	5,513	4	30	38
Net increase (decrease) in net assets from operations	5,843	10	57	73
Changes from principal transactions:
Total unit transactions	(11,204)	249	178	110
Increase (decrease) in net assets derived from
principal transactions	(11,204)	249	178	110
Total increase (decrease) in net assets	(5,361)	259	235	183
Net assets at December 31, 2012	$ 70,374	$ 270	$ 787	$ 981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class
Net assets at January 1, 2011	$ -	$ 28	$ 1,519	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	17	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2)	90	-
Net unrealized appreciation (depreciation)
of investments	2	(5)	(170)	1
Net increase (decrease) in net assets from operations	2	(5)	(63)	1
Changes from principal transactions:
Total unit transactions	76	26	547	41
Increase (decrease) in net assets derived from
principal transactions	76	26	547	41
Total increase (decrease) in net assets	78	21	484	42
Net assets at December 31, 2011	78	49	2,003	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	13	1
Total realized gain (loss) on investments
and capital gains distributions	26	2	63	20
Net unrealized appreciation (depreciation)
of investments	13	5	177	13
Net increase (decrease) in net assets from operations	41	8	253	34
Changes from principal transactions:
Total unit transactions	357	30	307	296
Increase (decrease) in net assets derived from
principal transactions	357	30	307	296
Total increase (decrease) in net assets	398	38	560	330
Net assets at December 31, 2012	$ 476	$ 87	$ 2,563	$ 372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 22	$ 1,083	$ -	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	67	-	1
Net unrealized appreciation (depreciation)
of investments	(10)	(151)	-	(2)
Net increase (decrease) in net assets from operations	(2)	(75)	-	(1)
Changes from principal transactions:
Total unit transactions	60	549	17	19
Increase (decrease) in net assets derived from
principal transactions	60	549	17	19
Total increase (decrease) in net assets	58	474	17	18
Net assets at December 31, 2011	80	1,557	17	19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	60	2	1
Net unrealized appreciation (depreciation)
of investments	11	155	2	3
Net increase (decrease) in net assets from operations	16	221	4	4
Changes from principal transactions:
Total unit transactions	73	37	27	11
Increase (decrease) in net assets derived from
principal transactions	73	37	27	11
Total increase (decrease) in net assets	89	258	31	15
Net assets at December 31, 2012	$ 169	$ 1,815	$ 48	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 584	$ -	$ 3	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	-	-
Net unrealized appreciation (depreciation)
of investments	(84)	-	(2)	(4)
Net increase (decrease) in net assets from operations	(50)	-	(2)	(4)
Changes from principal transactions:
Total unit transactions	389	-	63	57
Increase (decrease) in net assets derived from
principal transactions	389	-	63	57
Total increase (decrease) in net assets	339	-	61	53
Net assets at December 31, 2011	923	-	64	53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	-	-	1
Net unrealized appreciation (depreciation)
of investments	116	1	12	9
Net increase (decrease) in net assets from operations	152	1	11	9
Changes from principal transactions:
Total unit transactions	233	19	127	30
Increase (decrease) in net assets derived from
principal transactions	233	19	127	30
Total increase (decrease) in net assets	385	20	138	39
Net assets at December 31, 2012	$ 1,308	$ 20	$ 202	$ 92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Index	ING Index	Van Kampen	Van Kampen
	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2011	-	$ 160	$ 307	$ 52,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	186
Total realized gain (loss) on investments
and capital gains distributions	(1)	5	(6)	(1,187)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(6)	(596)
Net increase (decrease) in net assets from operations	-	2	(9)	(1,597)
Changes from principal transactions:
Total unit transactions	645	24	(1)	(4,283)
Increase (decrease) in net assets derived from
principal transactions	645	24	(1)	(4,283)
Total increase (decrease) in net assets	645	26	(10)	(5,880)
Net assets at December 31, 2011	645	186	297	46,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	4	2	113
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)
Net unrealized appreciation (depreciation)
of investments	15	3	51	8,500
Net increase (decrease) in net assets from operations	51	15	52	7,786
Changes from principal transactions:
Total unit transactions	437	25	(15)	(5,656)
Increase (decrease) in net assets derived from
principal transactions	437	25	(15)	(5,656)
Total increase (decrease) in net assets	488	40	37	2,130
Net assets at December 31, 2012	$ 1,133	$ 226	$ 334	$ 48,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan
	Income	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 523	$ 249,741	$ 214	$ 378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	3,047	3	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	1,008	-	(3)
Net unrealized appreciation (depreciation)
of investments	(27)	(8,770)	(6)	10
Net increase (decrease) in net assets from operations	(21)	(4,715)	(3)	8
Changes from principal transactions:
Total unit transactions	147	(16,193)	18	(78)
Increase (decrease) in net assets derived from
principal transactions	147	(16,193)	18	(78)
Total increase (decrease) in net assets	126	(20,908)	15	(70)
Net assets at December 31, 2011	649	228,833	229	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,193	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	2,051	2	5
Net unrealized appreciation (depreciation)
of investments	69	20,647	23	52
Net increase (decrease) in net assets from operations	78	25,891	27	58
Changes from principal transactions:
Total unit transactions	(15)	(21,897)	21	(18)
Increase (decrease) in net assets derived from
principal transactions	(15)	(21,897)	21	(18)
Total increase (decrease) in net assets	63	3,994	48	40
Net assets at December 31, 2012	$ 712	$ 232,827	$ 277	$ 348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING	ING
	ING JPMorgan ING JPMorgan Oppenheimer			Oppenheimer
	Mid Cap Value	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ -	$ 30,952	$ 483	$ 591,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(46)	4	2,744
Total realized gain (loss) on investments
and capital gains distributions	-	(126)	(1)	6,978
Net unrealized appreciation (depreciation)
of investments	-	404	(55)	(59,637)
Net increase (decrease) in net assets from operations	-	232	(52)	(49,915)
Changes from principal transactions:
Total unit transactions	-	(501)	84	(43,005)
Increase (decrease) in net assets derived from
principal transactions	-	(501)	84	(43,005)
Total increase (decrease) in net assets	-	(269)	32	(92,920)
Net assets at December 31, 2011	-	30,683	515	498,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(68)	3	1,615
Total realized gain (loss) on investments
and capital gains distributions	-	258	6	7,623
Net unrealized appreciation (depreciation)
of investments	6	5,803	96	87,172
Net increase (decrease) in net assets from operations	13	5,993	105	96,410
Changes from principal transactions:
Total unit transactions	891	3,761	(19)	(54,144)
Increase (decrease) in net assets derived from
principal transactions	891	3,761	(19)	(54,144)
Total increase (decrease) in net assets	904	9,754	86	42,266
Net assets at December 31, 2012	$ 904	$ 40,437	$ 601	$ 540,715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Global	Total Return	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 647	$ 1,991	$ -	$ 227,651

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	58	-	4,628
Total realized gain (loss) on investments
and capital gains distributions	(18)	122	-	9,270
Net unrealized appreciation (depreciation)
of investments	(50)	(125)	1	(8,822)
Net increase (decrease) in net assets from operations	(66)	55	1	5,076
Changes from principal transactions:
Total unit transactions	57	532	77	201
Increase (decrease) in net assets derived from
principal transactions	57	532	77	201
Total increase (decrease) in net assets	(9)	587	78	5,277
Net assets at December 31, 2011	638	2,578	78	232,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	69	8	5,206
Total realized gain (loss) on investments
and capital gains distributions	(26)	-	2	28
Net unrealized appreciation (depreciation)
of investments	157	118	1	11,038
Net increase (decrease) in net assets from operations	132	187	11	16,272
Changes from principal transactions:
Total unit transactions	45	(90)	233	6,766
Increase (decrease) in net assets derived from
principal transactions	45	(90)	233	6,766
Total increase (decrease) in net assets	177	97	244	23,038
Net assets at December 31, 2012	$ 815	$ 2,675	$ 322	$ 255,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 17,901	$ 370	$ 512	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	961	17	17	-
Total realized gain (loss) on investments
and capital gains distributions	1,559	21	1	-
Net unrealized appreciation (depreciation)
of investments	(3,116)	(47)	(18)	-
Net increase (decrease) in net assets from operations	(596)	(9)	-	-
Changes from principal transactions:
Total unit transactions	1,886	32	293	-
Increase (decrease) in net assets derived from
principal transactions	1,886	32	293	-
Total increase (decrease) in net assets	1,290	23	293	-
Net assets at December 31, 2011	19,191	393	805	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,085	21	30	(2)
Total realized gain (loss) on investments
and capital gains distributions	533	9	1	-
Net unrealized appreciation (depreciation)
of investments	1,311	29	55	27
Net increase (decrease) in net assets from operations	2,929	59	86	25
Changes from principal transactions:
Total unit transactions	1,256	14	(17)	1,251
Increase (decrease) in net assets derived from
principal transactions	1,256	14	(17)	1,251
Total increase (decrease) in net assets	4,185	73	69	1,276
Net assets at December 31, 2012	$ 23,376	$ 466	$ 874	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 58,754	$ 14,738	$ 351	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,410	396	6	-
Total realized gain (loss) on investments
and capital gains distributions	(826)	39	3	-
Net unrealized appreciation (depreciation)
of investments	(1,509)	(645)	(22)	-
Net increase (decrease) in net assets from operations	(925)	(210)	(13)	-
Changes from principal transactions:
Total unit transactions	2,499	(616)	49	-
Increase (decrease) in net assets derived from
principal transactions	2,499	(616)	49	-
Total increase (decrease) in net assets	1,574	(826)	36	-
Net assets at December 31, 2011	60,328	13,912	387	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,171	394	9	(1)
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-
Net unrealized appreciation (depreciation)
of investments	5,170	648	39	16
Net increase (decrease) in net assets from operations	6,451	1,239	50	15
Changes from principal transactions:
Total unit transactions	399	(4,569)	(10)	506
Increase (decrease) in net assets derived from
principal transactions	399	(4,569)	(10)	506
Total increase (decrease) in net assets	6,850	(3,330)	40	521
Net assets at December 31, 2012	$ 67,178	$ 10,582	$ 427	$ 521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 86,539	$ 20,208	$ 379	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,193	334	3	-
Total realized gain (loss) on investments
and capital gains distributions	(733)	31	17	-
Net unrealized appreciation (depreciation)
of investments	(4,269)	(1,199)	(32)	-
Net increase (decrease) in net assets from operations	(3,809)	(834)	(12)	-
Changes from principal transactions:
Total unit transactions	9,476	301	(29)	-
Increase (decrease) in net assets derived from
principal transactions	9,476	301	(29)	-
Total increase (decrease) in net assets	5,667	(533)	(41)	-
Net assets at December 31, 2011	92,206	19,675	338	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,933	307	5	(2)
Total realized gain (loss) on investments
and capital gains distributions	(958)	332	12	-
Net unrealized appreciation (depreciation)
of investments	10,876	1,291	27	49
Net increase (decrease) in net assets from operations	11,851	1,930	44	47
Changes from principal transactions:
Total unit transactions	6,443	(6,006)	(116)	1,252
Increase (decrease) in net assets derived from
principal transactions	6,443	(6,006)	(116)	1,252
Total increase (decrease) in net assets	18,294	(4,076)	(72)	1,299
Net assets at December 31, 2012	$ 110,500	$ 15,599	$ 266	$ 1,299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 70,002	$ 17,154	$ 80	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	583	186	1	-
Total realized gain (loss) on investments
and capital gains distributions	(623)	60	(1)	-
Net unrealized appreciation (depreciation)
of investments	(4,132)	(1,232)	(12)	-
Net increase (decrease) in net assets from operations	(4,172)	(986)	(12)	-
Changes from principal transactions:
Total unit transactions	10,637	296	47	-
Increase (decrease) in net assets derived from
principal transactions	10,637	296	47	-
Total increase (decrease) in net assets	6,465	(690)	35	-
Net assets at December 31, 2011	76,467	16,464	115	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,170	214	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(899)	237	-	6
Net unrealized appreciation (depreciation)
of investments	11,044	1,505	14	29
Net increase (decrease) in net assets from operations	11,315	1,956	16	34
Changes from principal transactions:
Total unit transactions	9,167	(3,265)	(14)	769
Increase (decrease) in net assets derived from
principal transactions	9,167	(3,265)	(14)	769
Total increase (decrease) in net assets	20,482	(1,309)	2	803
Net assets at December 31, 2012	$ 96,949	$ 15,155	$ 117	$ 803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 49,958	$ 13,890	-	$ 222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203	107	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	(452)	71	-	(36)
Net unrealized appreciation (depreciation)
of investments	(3,077)	(1,028)	-	(22)
Net increase (decrease) in net assets from operations	(3,326)	(850)	-	(62)
Changes from principal transactions:
Total unit transactions	8,740	343	-	1,254
Increase (decrease) in net assets derived from
principal transactions	8,740	343	-	1,254
Total increase (decrease) in net assets	5,414	(507)	-	1,192
Net assets at December 31, 2011	55,372	13,383	-	1,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	646	127	-	5
Total realized gain (loss) on investments
and capital gains distributions	(726)	141	-	21
Net unrealized appreciation (depreciation)
of investments	8,414	1,211	-	267
Net increase (decrease) in net assets from operations	8,334	1,479	-	293
Changes from principal transactions:
Total unit transactions	6,371	(3,316)	124	1,677
Increase (decrease) in net assets derived from
principal transactions	6,371	(3,316)	124	1,677
Total increase (decrease) in net assets	14,705	(1,837)	124	1,970
Net assets at December 31, 2012	$ 70,077	$ 11,546	$ 124	$ 3,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Solution	ING Solution	ING Solution
	ING Solution	Growth	Income	Income
	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 174	$ 1,246	$ 998	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	11	-
Total realized gain (loss) on investments
and capital gains distributions	8	84	81	-
Net unrealized appreciation (depreciation)
of investments	(25)	(145)	(75)	-
Net increase (decrease) in net assets from operations	(17)	(71)	17	-
Changes from principal transactions:
Total unit transactions	102	600	(712)	-
Increase (decrease) in net assets derived from
principal transactions	102	600	(712)	-
Total increase (decrease) in net assets	85	529	(695)	-
Net assets at December 31, 2011	259	1,775	303	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	10	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	76	4	-
Net unrealized appreciation (depreciation)
of investments	32	145	11	33
Net increase (decrease) in net assets from operations	37	236	25	30
Changes from principal transactions:
Total unit transactions	142	262	(71)	1,938
Increase (decrease) in net assets derived from
principal transactions	142	262	(71)	1,938
Total increase (decrease) in net assets	179	498	(46)	1,968
Net assets at December 31, 2012	$ 438	$ 2,273	$ 257	$ 1,968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

				ING T. Rowe
				Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 12,512	$ 5,049	$ 2,487	$ 451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	420	106	(10)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(165)	52	116	-
Net unrealized appreciation (depreciation)
of investments	(279)	(146)	(162)	(19)
Net increase (decrease) in net assets from operations	(24)	12	(56)	(20)
Changes from principal transactions:
Total unit transactions	1,269	(2,415)	587	(22)
Increase (decrease) in net assets derived from
principal transactions	1,269	(2,415)	587	(22)
Total increase (decrease) in net assets	1,245	(2,403)	531	(42)
Net assets at December 31, 2011	13,757	2,646	3,018	409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	577	90	31	(2)
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39
Net unrealized appreciation (depreciation)
of investments	150	105	110	24
Net increase (decrease) in net assets from operations	1,216	206	339	61
Changes from principal transactions:
Total unit transactions	(1,729)	(782)	213	(5)
Increase (decrease) in net assets derived from
principal transactions	(1,729)	(782)	213	(5)
Total increase (decrease) in net assets	(513)	(576)	552	56
Net assets at December 31, 2012	$ 13,244	$ 2,070	$ 3,570	$ 465

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 345,307	$ 562	$ 1,195	$ 223,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,236)	(2)	(4)	(2,116)
Total realized gain (loss) on investments
and capital gains distributions	4,800	3	-	4,225
Net unrealized appreciation (depreciation)
of investments	(17,830)	(30)	(22)	(6,377)
Net increase (decrease) in net assets from operations	(15,266)	(29)	(26)	(4,268)
Changes from principal transactions:
Total unit transactions	(20,513)	47	(30)	(10,444)
Increase (decrease) in net assets derived from
principal transactions	(20,513)	47	(30)	(10,444)
Total increase (decrease) in net assets	(35,779)	18	(56)	(14,712)
Net assets at December 31, 2011	309,528	580	1,139	208,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,673)	(3)	(4)	(1,885)
Total realized gain (loss) on investments
and capital gains distributions	32,433	139	9	7,978
Net unrealized appreciation (depreciation)
of investments	14,326	(59)	195	30,684
Net increase (decrease) in net assets from operations	45,086	77	200	36,777
Changes from principal transactions:
Total unit transactions	(30,311)	(71)	(115)	2,158
Increase (decrease) in net assets derived from
principal transactions	(30,311)	(71)	(115)	2,158
Total increase (decrease) in net assets	14,775	6	85	38,935
Net assets at December 31, 2012	$ 324,303	$ 586	$ 1,224	$ 247,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Templeton
	Equity	Foreign Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 2,022	$ 324	$ 96,382	$ 88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	6	811	1
Total realized gain (loss) on investments
and capital gains distributions	(37)	(16)	(2,401)	4
Net unrealized appreciation (depreciation)
of investments	19	(66)	(10,198)	(16)
Net increase (decrease) in net assets from operations	(31)	(76)	(11,788)	(11)
Changes from principal transactions:
Total unit transactions	62	209	(6,603)	9
Increase (decrease) in net assets derived from
principal transactions	62	209	(6,603)	9
Total increase (decrease) in net assets	31	133	(18,391)	(2)
Net assets at December 31, 2011	2,053	457	77,991	86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	4	597	3
Total realized gain (loss) on investments
and capital gains distributions	14	2	(4,040)	3
Net unrealized appreciation (depreciation)
of investments	377	78	20,041	34
Net increase (decrease) in net assets from operations	376	84	16,598	40
Changes from principal transactions:
Total unit transactions	300	21	9,664	158
Increase (decrease) in net assets derived from
principal transactions	300	21	9,664	158
Total increase (decrease) in net assets	676	105	26,262	198
Net assets at December 31, 2012	$ 2,729	$ 562	$ 104,253	$ 284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	Large Cap	Large Cap	Large Cap
	Equity	Equity	Equity	ING Core
	Portfolio -	Portfolio -	Portfolio -	Equity Research
	Adviser Class	Initial Class	Service Class	Fund - Class A
Net assets at January 1, 2011	$ 75	$ 78,055	$ 16	$ 200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	43	-	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	551	-	7
Net unrealized appreciation (depreciation)
of investments	(3)	(3,017)	(1)	(9)
Net increase (decrease) in net assets from operations	(3)	(2,423)	(1)	(1)
Changes from principal transactions:
Total unit transactions	10	(8,744)	3	(10)
Increase (decrease) in net assets derived from
principal transactions	10	(8,744)	3	(10)
Total increase (decrease) in net assets	7	(11,167)	2	(11)
Net assets at December 31, 2011	82	66,888	18	189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(84)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2	798	-	12
Net unrealized appreciation (depreciation)
of investments	8	7,245	2	18
Net increase (decrease) in net assets from operations	10	7,959	2	31
Changes from principal transactions:
Total unit transactions	(17)	(7,160)	(3)	(30)
Increase (decrease) in net assets derived from
principal transactions	(17)	(7,160)	(3)	(30)
Total increase (decrease) in net assets	(7)	799	(1)	1
Net assets at December 31, 2012	$ 75	$ 67,687	$ 17	$ 190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A
Net assets at January 1, 2011	$ 30,602	$ 65,533	$ 61,501	$ 606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	968	1,063	1,501	5
Total realized gain (loss) on investments
and capital gains distributions	(1,365)	(1,850)	(3,502)	-
Net unrealized appreciation (depreciation)
of investments	618	(1,687)	1,032	(18)
Net increase (decrease) in net assets from operations	221	(2,474)	(969)	(13)
Changes from principal transactions:
Total unit transactions	813	(1,634)	(2,651)	263
Increase (decrease) in net assets derived from
principal transactions	813	(1,634)	(2,651)	263
Total increase (decrease) in net assets	1,034	(4,108)	(3,620)	250
Net assets at December 31, 2011	31,636	61,425	57,881	856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	562	362	706	8
Total realized gain (loss) on investments
and capital gains distributions	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation (depreciation)
of investments	4,258	10,911	8,901	75
Net increase (decrease) in net assets from operations	3,484	8,237	7,079	119
Changes from principal transactions:
Total unit transactions	(1,882)	(4,856)	(3,540)	(190)
Increase (decrease) in net assets derived from
principal transactions	(1,882)	(4,856)	(3,540)	(190)
Total increase (decrease) in net assets	1,602	3,381	3,539	(71)
Net assets at December 31, 2012	$ 33,238	$ 64,806	$ 61,420	$ 785

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8
Net assets at January 1, 2011	$ 1,177,617	$ 1,467	$ 1,420	$ 350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,635	76	9	-
Total realized gain (loss) on investments
and capital gains distributions	(46,715)	112	(125)	(5)
Net unrealized appreciation (depreciation)
of investments	31,073	(147)	98	(2)
Net increase (decrease) in net assets from operations	(14,007)	41	(18)	(7)
Changes from principal transactions:
Total unit transactions	(119,461)	5,746	(436)	(14)
Increase (decrease) in net assets derived from
principal transactions	(119,461)	5,746	(436)	(14)
Total increase (decrease) in net assets	(133,468)	5,787	(454)	(21)
Net assets at December 31, 2011	1,044,149	7,254	966	329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,511	64	19	3
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)
Net unrealized appreciation (depreciation)
of investments	172,583	677	160	54
Net increase (decrease) in net assets from operations	146,834	1,025	(2)	(3)
Changes from principal transactions:
Total unit transactions	(122,469)	(2,158)	(964)	(326)
Increase (decrease) in net assets derived from
principal transactions	(122,469)	(2,158)	(964)	(326)
Total increase (decrease) in net assets	24,365	(1,133)	(966)	(329)
Net assets at December 31, 2012	$ 1,068,514	$ 6,121	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class
Net assets at January 1, 2011	$ 139	$ 63	$ 31	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	8	3	-	-
Net increase (decrease) in net assets from operations	(2)	(1)	-	-
Changes from principal transactions:
Total unit transactions	(38)	(15)	-	2
Increase (decrease) in net assets derived from
principal transactions	(38)	(15)	-	2
Total increase (decrease) in net assets	(40)	(16)	-	2
Net assets at December 31, 2011	99	47	31	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(20)	(10)	(6)	-
Net unrealized appreciation (depreciation)
of investments	17	8	6	-
Net increase (decrease) in net assets from operations	(2)	(2)	1	-
Changes from principal transactions:
Total unit transactions	(97)	(45)	(26)	-
Increase (decrease) in net assets derived from
principal transactions	(97)	(45)	(26)	-
Total increase (decrease) in net assets	(99)	(47)	(25)	-
Net assets at December 31, 2012	$ -	$ -	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 50,430	$ 292,131	$ 348	$ 307,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	2,471	5	(255)
Total realized gain (loss) on investments
and capital gains distributions	2,205	3,168	(3)	(1,440)
Net unrealized appreciation (depreciation)
of investments	(8,038)	(8,323)	(3)	(4,101)
Net increase (decrease) in net assets from operations	(6,319)	(2,684)	(1)	(5,796)
Changes from principal transactions:
Total unit transactions	1,647	(26,596)	36	(21,402)
Increase (decrease) in net assets derived from
principal transactions	1,647	(26,596)	36	(21,402)
Total increase (decrease) in net assets	(4,672)	(29,280)	35	(27,198)
Net assets at December 31, 2011	45,758	262,851	383	280,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366)	1,649	5	(40)
Total realized gain (loss) on investments
and capital gains distributions	3,843	9,376	(5)	1,115
Net unrealized appreciation (depreciation)
of investments	(376)	23,089	50	44,220
Net increase (decrease) in net assets from operations	3,101	34,114	50	45,295
Changes from principal transactions:
Total unit transactions	(4,364)	(27,752)	(65)	(26,769)
Increase (decrease) in net assets derived from
principal transactions	(4,364)	(27,752)	(65)	(26,769)
Total increase (decrease) in net assets	(1,263)	6,362	(15)	18,526
Net assets at December 31, 2012	$ 44,495	$ 269,213	$ 368	$ 298,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 590	$ 122,910	$ 154	$ 20,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(81)	-	315
Total realized gain (loss) on investments
and capital gains distributions	73	(2,304)	13	275
Net unrealized appreciation (depreciation)
of investments	(73)	509	(14)	(3,239)
Net increase (decrease) in net assets from operations	1	(1,876)	(1)	(2,649)
Changes from principal transactions:
Total unit transactions	(202)	(10,497)	28	51
Increase (decrease) in net assets derived from
principal transactions	(202)	(10,497)	28	51
Total increase (decrease) in net assets	(201)	(12,373)	27	(2,598)
Net assets at December 31, 2011	389	110,537	181	17,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(414)	(1)	347
Total realized gain (loss) on investments
and capital gains distributions	36	(1,356)	23	39
Net unrealized appreciation (depreciation)
of investments	28	13,761	-	2,629
Net increase (decrease) in net assets from operations	65	11,991	22	3,015
Changes from principal transactions:
Total unit transactions	(67)	(12,550)	(27)	24
Increase (decrease) in net assets derived from
principal transactions	(67)	(12,550)	(27)	24
Total increase (decrease) in net assets	(2)	(559)	(5)	3,039
Net assets at December 31, 2012	$ 387	$ 109,978	$ 176	$ 20,592

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		ING Russell™	ING Russell™
	ING	Large Cap	Large Cap	ING Russell™
	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 13	$ 3,841	$ 508	$ 11,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	3	78
Total realized gain (loss) on investments
and capital gains distributions	-	358	75	400
Net unrealized appreciation (depreciation)
of investments	(2)	(231)	(64)	(256)
Net increase (decrease) in net assets from operations	(2)	139	14	222
Changes from principal transactions:
Total unit transactions	(4)	1,328	59	1,984
Increase (decrease) in net assets derived from
principal transactions	(4)	1,328	59	1,984
Total increase (decrease) in net assets	(6)	1,467	73	2,206
Net assets at December 31, 2011	7	5,308	581	13,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	2	253
Total realized gain (loss) on investments
and capital gains distributions	(1)	296	37	614
Net unrealized appreciation (depreciation)
of investments	1	470	35	1,409
Net increase (decrease) in net assets from operations	-	770	74	2,276
Changes from principal transactions:
Total unit transactions	(2)	2,887	(70)	7,119
Increase (decrease) in net assets derived from
principal transactions	(2)	2,887	(70)	7,119
Total increase (decrease) in net assets	(2)	3,657	4	9,395
Net assets at December 31, 2012	$ 5	$ 8,965	$ 585	$ 23,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S
Net assets at January 1, 2011	$ 10	$ 145	$ 2,346	$ 4,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	13	(28)
Total realized gain (loss) on investments
and capital gains distributions	-	3	65	415
Net unrealized appreciation (depreciation)
of investments	-	(5)	(85)	(583)
Net increase (decrease) in net assets from operations	-	(2)	(7)	(196)
Changes from principal transactions:
Total unit transactions	(1)	41	456	751
Increase (decrease) in net assets derived from
principal transactions	(1)	41	456	751
Total increase (decrease) in net assets	(1)	39	449	555
Net assets at December 31, 2011	9	184	2,795	5,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	19	(33)
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456
Net unrealized appreciation (depreciation)
of investments	2	25	406	314
Net increase (decrease) in net assets from operations	3	29	459	737
Changes from principal transactions:
Total unit transactions	53	42	682	(168)
Increase (decrease) in net assets derived from
principal transactions	53	42	682	(168)
Total increase (decrease) in net assets	56	71	1,141	569
Net assets at December 31, 2012	$ 65	$ 255	$ 3,936	$ 5,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2011	$ 6,503	$ 5,262	$ 129,660	$ 149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(7)	(689)	(1)
Total realized gain (loss) on investments
and capital gains distributions	711	592	(232)	1
Net unrealized appreciation (depreciation)
of investments	(964)	(917)	(3,396)	(10)
Net increase (decrease) in net assets from operations	(237)	(332)	(4,317)	(10)
Changes from principal transactions:
Total unit transactions	1,518	1,798	(8,433)	45
Increase (decrease) in net assets derived from		-
principal transactions	1,518	1,798	(8,433)	45
Total increase (decrease) in net assets	1,281	1,466	(12,750)	35
Net assets at December 31, 2011	7,784	6,728	116,910	184
		-
Increase (decrease) in net assets		-
Operations:		-
Net investment income (loss)	19	(11)	(676)	(1)
Total realized gain (loss) on investments		-
and capital gains distributions	769	579	2,592	11
Net unrealized appreciation (depreciation)
of investments	1,207	674	13,370	15
Net increase (decrease) in net assets from operations	1,995	1,242	15,286	25
Changes from principal transactions:
Total unit transactions	13,601	4,619	(9,675)	(2)
Increase (decrease) in net assets derived from
principal transactions	13,601	4,619	(9,675)	(2)
Total increase (decrease) in net assets	15,596	5,861	5,611	23
Net assets at December 31, 2012	$ 23,380	$ 12,589	$ 122,521	$ 207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING	ING	ING MidCap
	ING U.S. Bond	International	International	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 5,363	$ 84,378	$ 263	$ 23,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	1,313	5	(279)
Total realized gain (loss) on investments
and capital gains distributions	159	(12,879)	(30)	483
Net unrealized appreciation (depreciation)
of investments	88	(145)	(13)	(1,052)
Net increase (decrease) in net assets from operations	335	(11,711)	(38)	(848)
Changes from principal transactions:
Total unit transactions	3,758	(10,650)	(15)	9,840
Increase (decrease) in net assets derived from
principal transactions	3,758	(10,650)	(15)	9,840
Total increase (decrease) in net assets	4,093	(22,361)	(53)	8,992
Net assets at December 31, 2011	9,456	62,017	210	32,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	1,073	4	(163)
Total realized gain (loss) on investments
and capital gains distributions	309	(12,126)	(15)	1,670
Net unrealized appreciation (depreciation)
of investments	(175)	20,937	49	3,075
Net increase (decrease) in net assets from operations	277	9,884	38	4,582
Changes from principal transactions:
Total unit transactions	1,806	(11,947)	(30)	12,330
Increase (decrease) in net assets derived from
principal transactions	1,806	(11,947)	(30)	12,330
Total increase (decrease) in net assets	2,083	(2,063)	8	16,912
Net assets at December 31, 2012	$ 11,539	$ 59,954	$ 218	$ 49,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2011	$ 2,514	$ 20,701	$ 213	$ 242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(179)	-	3
Total realized gain (loss) on investments
and capital gains distributions	199	36	39	2
Net unrealized appreciation (depreciation)
of investments	(200)	104	(35)	(5)
Net increase (decrease) in net assets from operations	(14)	(39)	4	-
Changes from principal transactions:
Total unit transactions	(444)	1,336	(131)	(91)
Increase (decrease) in net assets derived from
principal transactions	(444)	1,336	(131)	(91)
Total increase (decrease) in net assets	(458)	1,297	(127)	(91)
Net assets at December 31, 2011	2,056	21,998	86	151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(210)	-	3
Total realized gain (loss) on investments
and capital gains distributions	273	2,537	14	11
Net unrealized appreciation (depreciation)
of investments	(25)	924	(1)	5
Net increase (decrease) in net assets from operations	245	3,251	13	19
Changes from principal transactions:
Total unit transactions	(559)	3,495	(19)	4
Increase (decrease) in net assets derived from
principal transactions	(559)	3,495	(19)	4
Total increase (decrease) in net assets	(314)	6,746	(6)	23
Net assets at December 31, 2012	$ 1,742	$ 28,744	$ 80	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2011	$ 363	$ 66	$ 82	$ 164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	4	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	8	2	(1)	(5)
Net unrealized appreciation (depreciation)
of investments	(11)	(3)	(3)	(14)
Net increase (decrease) in net assets from operations	(7)	3	(5)	(20)
Changes from principal transactions:
Total unit transactions	(34)	(4)	(20)	(30)
Increase (decrease) in net assets derived from
principal transactions	(34)	(4)	(20)	(30)
Total increase (decrease) in net assets	(41)	(1)	(25)	(50)
Net assets at December 31, 2011	322	65	57	114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	7	4	1	(2)
Net unrealized appreciation (depreciation)
of investments	49	(1)	9	24
Net increase (decrease) in net assets from operations	52	4	9	22
Changes from principal transactions:
Total unit transactions	(9)	(29)	4	(1)
Increase (decrease) in net assets derived from
principal transactions	(9)	(29)	4	(1)
Total increase (decrease) in net assets	43	(25)	13	21
Net assets at December 31, 2012	$ 365	$ 40	$ 70	$ 135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles
	Government	Mid Cap Equity		Small Cap
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -
	Select Class	Shares	Growth Fund	Retail Class
Net assets at January 1, 2011	$ -	$ 2,566	$ 316	$ 4,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	-	222	6	282
Net unrealized appreciation (depreciation)
of investments	-	(467)	-	(505)
Net increase (decrease) in net assets from operations	-	(269)	3	(285)
Changes from principal transactions:
Total unit transactions	-	1,496	(28)	2,953
Increase (decrease) in net assets derived from
principal transactions	-	1,496	(28)	2,953
Total increase (decrease) in net assets	-	1,227	(25)	2,668
Net assets at December 31, 2011	-	3,793	291	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(30)	(3)	(9)
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350
Net unrealized appreciation (depreciation)
of investments	-	13	28	873
Net increase (decrease) in net assets from operations	-	152	28	1,214
Changes from principal transactions:
Total unit transactions	10	1,104	18	2,030
Increase (decrease) in net assets derived from
principal transactions	10	1,104	18	2,030
Total increase (decrease) in net assets	10	1,256	46	3,244
Net assets at December 31, 2012	$ 10	$ 5,049	$ 337	$ 10,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Inc. - Class A	Class A	Class A	Class A
Net assets at January 1, 2011	$ 19	$ 4	$ 1,451	$ 1,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(11)	(14)
Total realized gain (loss) on investments
and capital gains distributions	4	1	(95)	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	-	42	(57)
Net increase (decrease) in net assets from operations	(3)	-	(64)	(90)
Changes from principal transactions:
Total unit transactions	61	47	(44)	(523)
Increase (decrease) in net assets derived from
principal transactions	61	47	(44)	(523)
Total increase (decrease) in net assets	58	47	(108)	(613)
Net assets at December 31, 2011	77	51	1,343	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	1	(9)	46
Net unrealized appreciation (depreciation)
of investments	1	1	178	65
Net increase (decrease) in net assets from operations	7	2	166	109
Changes from principal transactions:
Total unit transactions	9	6	(549)	(61)
Increase (decrease) in net assets derived from
principal transactions	9	6	(549)	(61)
Total increase (decrease) in net assets	16	8	(383)	48
Net assets at December 31, 2012	$ 93	$ 59	$ 960	$ 1,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts
	Fundamental	Mid-Cap Stock MainStay Large		Investors
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock
	Class A	Class VC	Fund - Class R3	Fund - Class A
Net assets at January 1, 2011	$ -	$ 98,339	$ -	$ 371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(693)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(2,224)	-	-
Net unrealized appreciation (depreciation)
of investments	(4)	(1,714)	-	1
Net increase (decrease) in net assets from operations	(3)	(4,631)	-	-
Changes from principal transactions:
Total unit transactions	48	(2,760)	-	57
Increase (decrease) in net assets derived from
principal transactions	48	(2,760)	-	57
Total increase (decrease) in net assets	45	(7,391)	-	57
Net assets at December 31, 2011	45	90,948	-	428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(238)	-	2
Total realized gain (loss) on investments
and capital gains distributions	2	(3,166)	(3)	85
Net unrealized appreciation (depreciation)
of investments	5	15,274	7	(24)
Net increase (decrease) in net assets from operations	7	11,870	4	63
Changes from principal transactions:
Total unit transactions	106	(7,284)	420	227
Increase (decrease) in net assets derived from
principal transactions	106	(7,284)	420	227
Total increase (decrease) in net assets	113	4,586	424	290
Net assets at December 31, 2012	$ 158	$ 95,534	$ 424	$ 718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		Neuberger
	Neuberger	Berman Socially
	Berman Genesis	Responsive	New Perspective	New Perspective
	Fund® - Trust	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class	Class	Class R-3	Class R-4
Net assets at January 1, 2011	$ -	$ 7,130	$ 4,250	$ 72,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(36)	14	114
Total realized gain (loss) on investments
and capital gains distributions	1	(63)	(102)	(887)
Net unrealized appreciation (depreciation)
of investments	(2)	(508)	(228)	(5,523)
Net increase (decrease) in net assets from operations	-	(607)	(316)	(6,296)
Changes from principal transactions:
Total unit transactions	66	3,854	(457)	683
Increase (decrease) in net assets derived from
principal transactions	66	3,854	(457)	683
Total increase (decrease) in net assets	66	3,247	(773)	(5,613)
Net assets at December 31, 2011	66	10,377	3,477	67,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	8	291
Total realized gain (loss) on investments
and capital gains distributions	4	1,059	(3)	(375)
Net unrealized appreciation (depreciation)
of investments	4	(143)	415	13,920
Net increase (decrease) in net assets from operations	7	896	420	13,836
Changes from principal transactions:
Total unit transactions	22	(2,418)	(1,774)	7,115
Increase (decrease) in net assets derived from
principal transactions	22	(2,418)	(1,774)	7,115
Total increase (decrease) in net assets	29	(1,522)	(1,354)	20,951
Net assets at December 31, 2012	$ 95	$ 8,855	$ 2,123	$ 88,013

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Capital	Developing	Developing	Gold & Special
	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Fund - Class A	Class A	Class Y	Class A
Net assets at January 1, 2011	$ 456	$ 325,715	$ -	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2,028	-	-
Total realized gain (loss) on investments
and capital gains distributions	29	(5,198)	-	(5)
Net unrealized appreciation (depreciation)
of investments	(37)	(57,897)	-	(2)
Net increase (decrease) in net assets from operations	(11)	(61,067)	-	(7)
Changes from principal transactions:
Total unit transactions	(45)	(5,151)	-	(24)
Increase (decrease) in net assets derived from
principal transactions	(45)	(5,151)	-	(24)
Total increase (decrease) in net assets	(56)	(66,218)	-	(31)
Net assets at December 31, 2011	400	259,497	-	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,661)	203	-
Total realized gain (loss) on investments
and capital gains distributions	25	(21,847)	49	(6)
Net unrealized appreciation (depreciation)
of investments	28	71,592	2,872	3
Net increase (decrease) in net assets from operations	52	48,084	3,124	(3)
Changes from principal transactions:
Total unit transactions	68	(31,769)	32,251	12
Increase (decrease) in net assets derived from
principal transactions	68	(31,769)	32,251	12
Total increase (decrease) in net assets	120	16,315	35,375	9
Net assets at December 31, 2012	$ 520	$ 275,812	$ 35,375	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	International	Global	Global Strategic Oppenheimer
	Bond Fund -	Securities	Income	Main Street
	Class A	Fund/VA	Fund/VA	Fund®/VA
Net assets at January 1, 2011	$ 52	$ 281	$ 112	$ 74

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	2	(1)
Net unrealized appreciation (depreciation)
of investments	(7)	(13)	(5)	-
Net increase (decrease) in net assets from operations	(2)	(21)	-	(1)
Changes from principal transactions:
Total unit transactions	84	(53)	(6)	(8)
Increase (decrease) in net assets derived from
principal transactions	84	(53)	(6)	(8)
Total increase (decrease) in net assets	82	(74)	(6)	(9)
Net assets at December 31, 2011	134	207	106	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	3	5	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-
Net unrealized appreciation (depreciation)
of investments	9	43	5	10
Net increase (decrease) in net assets from operations	13	40	12	10
Changes from principal transactions:
Total unit transactions	(19)	(21)	(9)	(8)
Increase (decrease) in net assets derived from
principal transactions	(19)	(21)	(9)	(8)
Total increase (decrease) in net assets	(6)	19	3	2
Net assets at December 31, 2012	$ 128	$ 226	$ 109	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Parnassus	Pax World
	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Net assets at January 1, 2011	$ 10,224	$ 15	$ -	$ 52,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	-	-	147
Total realized gain (loss) on investments
and capital gains distributions	(165)	-	1	(565)
Net unrealized appreciation (depreciation)
of investments	(85)	1	4	(942)
Net increase (decrease) in net assets from operations	(284)	1	5	(1,360)
Changes from principal transactions:
Total unit transactions	(706)	(5)	37	(3,874)
Increase (decrease) in net assets derived from
principal transactions	(706)	(5)	37	(3,874)
Total increase (decrease) in net assets	(990)	(4)	42	(5,234)
Net assets at December 31, 2011	9,234	11	42	47,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(1)	9	262
Total realized gain (loss) on investments
and capital gains distributions	139	-	8	(503)
Net unrealized appreciation (depreciation)
of investments	1,450	4	(4)	4,925
Net increase (decrease) in net assets from operations	1,550	3	13	4,684
Changes from principal transactions:
Total unit transactions	61	27	567	(5,864)
Increase (decrease) in net assets derived from
principal transactions	61	27	567	(5,864)
Total increase (decrease) in net assets	1,611	30	580	(1,180)
Net assets at December 31, 2012	$ 10,845	$ 41	$ 622	$ 46,306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

PIMCO Real
	Return			Pioneer
	Portfolio -	Pioneer Equity	Pioneer High	Strategic
	Administrative	Income Fund -	Yield Fund -	Income Fund -
	Class	Class Y	Class A	Class A
Net assets at January 1, 2011	$ 158,235	$ -	$ 4,956	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,747	-	221	3
Total realized gain (loss) on investments
and capital gains distributions	1,148	-	(102)	2
Net unrealized appreciation (depreciation)
of investments	8,188	-	(203)	(6)
Net increase (decrease) in net assets from operations	17,083	-	(84)	(1)
Changes from principal transactions:
Total unit transactions	26,594	-	(513)	249
Increase (decrease) in net assets derived from
principal transactions	26,594	-	(513)	249
Total increase (decrease) in net assets	43,677	-	(597)	248
Net assets at December 31, 2011	201,912	-	4,359	248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	446	15	137	28
Total realized gain (loss) on investments
and capital gains distributions	15,002	-	575	-
Net unrealized appreciation (depreciation)
of investments	1,463	3	(286)	27
Net increase (decrease) in net assets from operations	16,911	18	426	55
Changes from principal transactions:
Total unit transactions	41,244	1,081	(2,607)	1,216
Increase (decrease) in net assets derived from
principal transactions	41,244	1,081	(2,607)	1,216
Total increase (decrease) in net assets	58,155	1,099	(2,181)	1,271
Net assets at December 31, 2012	$ 260,067	$ 1,099	$ 2,178	$ 1,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High	Pioneer Mid	Columbia
	Markets VCT	Yield VCT	Cap Value VCT	Diversified
	Portfolio -	Portfolio -	Portfolio -	Equity Income
	Class I	Class I	Class I	Fund - Class K
Net assets at January 1, 2011	$ 28,736	$ 22,990	$ -	$ 5,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	1,045	-	45
Total realized gain (loss) on investments
and capital gains distributions	(1,131)	(258)	-	421
Net unrealized appreciation (depreciation)
of investments	(4,864)	(1,515)	-	(904)
Net increase (decrease) in net assets from operations	(6,138)	(728)	-	(438)
Changes from principal transactions:
Total unit transactions	(4,926)	1,153	-	972
Increase (decrease) in net assets derived from
principal transactions	(4,926)	1,153	-	972
Total increase (decrease) in net assets	(11,064)	425	-	534
Net assets at December 31, 2011	17,672	23,415	-	5,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	2,156	-	93
Total realized gain (loss) on investments
and capital gains distributions	2,052	(361)	-	277
Net unrealized appreciation (depreciation)
of investments	(248)	1,737	-	470
Net increase (decrease) in net assets from operations	1,740	3,532	-	840
Changes from principal transactions:
Total unit transactions	(3,511)	791	-	477
Increase (decrease) in net assets derived from
principal transactions	(3,511)	791	-	477
Total increase (decrease) in net assets	(1,771)	4,323	-	1,317
Net assets at December 31, 2012	$ 15,901	$ 27,738	$ -	$ 7,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

Columbia
	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net assets at January 1, 2011	$ 160	$ -	$ 6,996	$ 803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(45)	(2)
Total realized gain (loss) on investments
and capital gains distributions	13	-	362	25
Net unrealized appreciation (depreciation)
of investments	(17)	-	(1,543)	(65)
Net increase (decrease) in net assets from operations	(3)	-	(1,226)	(42)
Changes from principal transactions:
Total unit transactions	(89)	-	902	(136)
Increase (decrease) in net assets derived from
principal transactions	(89)	-	902	(136)
Total increase (decrease) in net assets	(92)	-	(324)	(178)
Net assets at December 31, 2011	68	-	6,672	625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	37	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	365	40
Net unrealized appreciation (depreciation)
of investments	9	-	1,034	74
Net increase (decrease) in net assets from operations	11	-	1,436	115
Changes from principal transactions:
Total unit transactions	9	1	(166)	37
Increase (decrease) in net assets derived from
principal transactions	9	1	(166)	37
Total increase (decrease) in net assets	20	1	1,270	152
Net assets at December 31, 2012	$ 88	$ 1	$ 7,942	$ 777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Templeton
	T. Rowe Price	Templeton	Global Bond	Templeton
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond
	Advisor Class	Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 163	$ 1,103	$ -	$ 207,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	-	10,907
Total realized gain (loss) on investments
and capital gains distributions	(7)	8	-	4,488
Net unrealized appreciation (depreciation)
of investments	-	(196)	-	(22,866)
Net increase (decrease) in net assets from operations	(7)	(167)	-	(7,471)
Changes from principal transactions:
Total unit transactions	17	152	-	9,064
Increase (decrease) in net assets derived from
principal transactions	17	152	-	9,064
Total increase (decrease) in net assets	10	(15)	-	1,593
Net assets at December 31, 2011	173	1,088	-	209,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	970	10,420
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019
Net unrealized appreciation (depreciation)
of investments	21	81	655	9,438
Net increase (decrease) in net assets from operations	32	174	2,102	28,877
Changes from principal transactions:
Total unit transactions	21	(88)	34,933	(33,766)
Increase (decrease) in net assets derived from
principal transactions	21	(88)	34,933	(33,766)
Total increase (decrease) in net assets	53	86	37,035	(4,889)
Net assets at December 31, 2012	$ 226	$ 1,174	$ 37,035	$ 204,498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Invesco Van
			Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified
	Class R4	Adviser Shares	Shares	Value Portfolio
Net assets at January 1, 2011	$ -	$ -	$ -	$ 86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(18)	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	471	-	(1)
Net unrealized appreciation (depreciation)
of investments	(9)	(1,523)	-	3
Net increase (decrease) in net assets from operations	(8)	(1,070)	-	3
Changes from principal transactions:
Total unit transactions	63	5,893	-	(7)
Increase (decrease) in net assets derived from
principal transactions	63	5,893	-	(7)
Total increase (decrease) in net assets	55	4,823	-	(4)
Net assets at December 31, 2011	55	4,823	-	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(62)	(138)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1,220)	(115)	(2)
Net unrealized appreciation (depreciation)
of investments	10	252	(476)	13
Net increase (decrease) in net assets from operations	7	(1,030)	(729)	12
Changes from principal transactions:
Total unit transactions	(28)	4,288	20,484	(7)
Increase (decrease) in net assets derived from
principal transactions	(28)	4,288	20,484	(7)
Total increase (decrease) in net assets	(21)	3,258	19,755	5
Net assets at December 31, 2012	$ 34	$ 8,081	$ 19,755	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Victory Small
		Small Company	Company
	Equity Income	Growth	Opportunity	Wanger
	Portfolio	Portfolio	Fund - Class R	International
Net assets at January 1, 2011	$ 303	$ 110	$ -	$ 25,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	-	1,059
Total realized gain (loss) on investments
and capital gains distributions	(10)	(1)	-	425
Net unrealized appreciation (depreciation)
of investments	34	2	-	(5,864)
Net increase (decrease) in net assets from operations	28	-	-	(4,380)
Changes from principal transactions:
Total unit transactions	20	(18)	1	3,110
Increase (decrease) in net assets derived from
principal transactions	20	(18)	1	3,110
Total increase (decrease) in net assets	48	(18)	1	(1,270)
Net assets at December 31, 2011	351	92	1	24,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	149
Total realized gain (loss) on investments
and capital gains distributions	(1)	19	1	3,305
Net unrealized appreciation (depreciation)
of investments	42	(11)	-	1,857
Net increase (decrease) in net assets from operations	46	8	1	5,311
Changes from principal transactions:
Total unit transactions	49	(75)	11	3,619
Increase (decrease) in net assets derived from
principal transactions	49	(75)	11	3,619
Total increase (decrease) in net assets	95	(67)	12	8,930
Net assets at December 31, 2012	$ 446	$ 25	$ 13	$ 33,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Washington	Washington
			Mutual	Mutual
			Investors	Investors
			FundSM, Inc. -	FundSM, Inc. -
	Wanger Select	Wanger USA	Class R-3	Class R-4
Net assets at January 1, 2011	$ 102,870	$ 35,896	$ 4,515	$ 82,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,284	(341)	61	1,055
Total realized gain (loss) on investments
and capital gains distributions	115	3,042	(238)	(372)
Net unrealized appreciation (depreciation)
of investments	(19,640)	(4,528)	439	4,272
Net increase (decrease) in net assets from operations	(18,241)	(1,827)	262	4,955
Changes from principal transactions:
Total unit transactions	(6,253)	6,065	(312)	409
Increase (decrease) in net assets derived from
principal transactions	(6,253)	6,065	(312)	409
Total increase (decrease) in net assets	(24,494)	4,238	(50)	5,364
Net assets at December 31, 2011	78,376	40,134	4,465	87,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(338)	(239)	60	1,112
Total realized gain (loss) on investments
and capital gains distributions	(987)	2,050	(160)	38
Net unrealized appreciation (depreciation)
of investments	14,495	6,347	595	8,872
Net increase (decrease) in net assets from operations	13,170	8,158	495	10,022
Changes from principal transactions:
Total unit transactions	(9,239)	7,921	(579)	(2,903)
Increase (decrease) in net assets derived from
principal transactions	(9,239)	7,921	(579)	(2,903)
Total increase (decrease) in net assets	3,931	16,079	(84)	7,119
Net assets at December 31, 2012	$ 82,307	$ 56,213	$ 4,381	$ 94,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Value
	Class A	Fund - Class A
Net assets at January 1, 2011	$ 118	$ 99,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(932)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(2,970)
Net unrealized appreciation (depreciation)
of investments	(9)	958
Net increase (decrease) in net assets from operations	(12)	(2,944)
Changes from principal transactions:
Total unit transactions	2	(7,155)
Increase (decrease) in net assets derived from
principal transactions	2	(7,155)
Total increase (decrease) in net assets	(10)	(10,099)
Net assets at December 31, 2011	108	89,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(973)
Total realized gain (loss) on investments
and capital gains distributions	7	(2,595)
Net unrealized appreciation (depreciation)
of investments	6	14,263
Net increase (decrease) in net assets from operations	13	10,695
Changes from principal transactions:
Total unit transactions	14	(5,678)
Increase (decrease) in net assets derived from
principal transactions	14	(5,678)
Total increase (decrease) in net assets	27	5,017
Net assets at December 31, 2012	$ 135	$ 94,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
ILIAC is an indirect, wholly owned subsidiary of ING U.S., Inc. (name changed from
ING America Insurance Holdings, Inc.), an insurance holding company domiciled in the
State of Delaware. ING U.S., Inc. is an indirect, wholly owned subsidiary of ING Groep,
N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19,
2013, in connection with the proposed IPO of its common stock.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2012, the Account had 309 investment divisions (the “Divisions”), 123 of which invest in independently managed mutual funds and 186 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2012 and related Trusts are as follows:

	AIM Growth Series:	AIM Sector Funds:
	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Value Fund - Class A
	Invesco Small Cap Growth Fund - Class A	AIM Variable Insurance Funds:
	AIM International Mutual Funds:	Invesco V.I. Core Equity Fund - Series I Shares
	Invesco International Growth Fund - Class R5	The Alger Funds:
	AIM Investment Funds:	Alger Capital Appreciation Fund- Class A
	Invesco Endeavor Fund- Class A	The Alger Funds II:
	Invesco Global Health Care Fund - Investor Class	Alger Green Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AllianceBernstein Growth and Income Fund, Inc.:	Dodge & Cox Funds:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Dodge & Cox International Stock Fund
AllianceBernstein Variable Products Series Fund, Inc.:	Dodge & Cox Stock Fund
AllianceBernstein Growth and Income Portfolio - Class A	DWS Institutional Funds:
Allianz Funds:	DWS Equity 500 Index Fund - Class S
Allianz NFJ Dividend Value Fund - Class A	Eaton Vance Special Investment Trust:
Allianz NFJ Large-Cap Value Fund - Institutional Class	Eaton Vance Large-Cap Value Fund - Class R
Allianz NFJ Small-Cap Value Fund - Class A	EuroPacific Growth Fund®:
Amana Mutual Funds Trust:	EuroPacific Growth Fund® - Class R-3
Amana Growth Fund	EuroPacific Growth Fund® - Class R-4
Amana Income Fund	Fidelity® Contrafund®:
American Balanced Fund®, Inc.:	Fidelity® Advisor New Insights Fund -
American Balanced Fund® - Class R-3	Institutional Class
American Century Government Income Trust:	Fidelity® Variable Insurance Products:
American Century Inflation-Adjusted Bond Fund -	Fidelity® VIP Equity-Income Portfolio -
Investor Class	Initial Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® VIP Growth Portfolio - Initial Class
American Century Income & Growth Fund - A Class	Fidelity® VIP High Income Portfolio - Initial Class
American Mutual Fund®:	Fidelity® VIP Overseas Portfolio - Initial Class
American Funds American Mutual Fund® - Class R-4	Fidelity® Variable Insurance Products II:
Ariel Investment Trust:	Fidelity® VIP Contrafund® Portfolio - Initial Class
Ariel Appreciation Fund - Investor Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Ariel Fund - Investor Class	Fidelity® Variable Insurance Products III:
Artisan Funds, Inc.:	Fidelity® VIP Mid Cap Portfolio - Initial Class
Artisan International Fund - Investor Shares	Fidelity® Variable Insurance Products V:
Aston Funds:	Fidelity® VIP Asset ManagerSM Portfolio -
Aston/Fairpointe Mid Cap Fund - Class N	Initial Class
BlackRock Equity Dividend Fund:	Franklin Mutual Series Fund Inc.:
BlackRock Equity Dividend Fund - Investor A Shares	Mutual Global Discovery Fund - Class R
BlackRock Mid Cap Value Opportunities Series, Inc.:	Franklin Strategic Series:
BlackRock Mid Cap Value Opportunities Fund -	Franklin Small-Mid Cap Growth Fund - Class A
Investor A Shares	Franklin Templeton Variable Insurance Products Trust:
The Bond Fund of AmericaSM, Inc.:	Franklin Small Cap Value Securities Fund - Class 2
The Bond Fund of AmericaSM, Inc. - Class R-4	Fundamental InvestorsSM, Inc.:
Calvert Variable Series, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Calvert VP SRI Balanced Portfolio	Fundamental InvestorsSM, Inc. - Class R-4
Capital World Growth & Income FundSM, Inc.:	The Growth Fund of America®, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	The Growth Fund of America® - Class R-3
Cohen & Steers Realty Shares, Inc.:	The Growth Fund of America® - Class R-4
Cohen & Steers Realty Shares	Hartford Mutual Funds, Inc.:
Columbia Acorn Trust:	The Hartford Capital Appreciation Fund - Class R4
ColumbiaSM Acorn Fund® - Class A	The Hartford Dividend and Growth Fund - Class R4
ColumbiaSM Acorn Fund® - Class Z	The Income Fund of America®, Inc.:
Columbia Funds Series Trust:	The Income Fund of America® - Class R-3
Columbia Mid Cap Value Fund - Class A	ING Balanced Portfolio, Inc.:
Columbia Mid Cap Value Fund - Class Z	ING Balanced Portfolio - Class I
CRM Mutual Fund Trust:	ING Equity Trust:
CRM Mid Cap Value Fund - Investor Shares	ING Growth Opportunities Fund - Class A
Delaware Group Adviser Funds:	ING Real Estate Fund - Class A
Delaware Diversified Income Fund - Class A	ING Value Choice Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Funds Trust:	ING Investors Trust (continued):
ING GNMA Income Fund - Class A	ING Limited Maturity Bond portfolio - Adviser Class
ING Intermediate Bond Fund - Class A	ING Marsico Growth Portfolio - Institutional Class
ING Intermediate Bond Portfolio:	ING Marsico Growth Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class S	ING MFS Total Return Portfolio - Institutional Class
ING Investors Trust:	ING MFS Total Return Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING MFS Utilities Portfolio - Service Class
Service Class	ING Morgan Stanley Global Franchise Portfolio -
ING BlackRock Inflation Protected Bond Portfolio -	Adviser Class
Adviser Class	ING PIMCO High Yield Portfolio - Adviser Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO High Yield Portfolio - Institutional Class
Institutional Class	ING PIMCO High Yield Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio -	ING Pioneer Fund Portfolio - Service Class
Service 2 Class	ING Pioneer Mid Cap Value Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio -	ING Pioneer Mid Cap Value Portfolio - Service Class
Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING Clarion Real Estate Portfolio - Adviser Class	Adviser Class
ING Clarion Real Estate Portfolio -	ING T.Rowe Price Capital Appreciation Portfolio -
Institutional Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -	Service Class
Institutional Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price International Stock Portfolio -
Service 2 Class	Adviser Class
ING Global Resources Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio -
ING Global Resources Portfolio - Institutional Class	Service Class
ING Global Resources Portfolio - Service Class	ING Templeton Global Growth Portfolio -
ING Invesco Van Kampen Growth and Income Portfolio -	Institutional Class
Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING U.S. Stock Index Portfolio - Institutional Class
Service Class	ING Money Market Portfolio:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Money Market Portfolio - Class I
Adviser Class	ING Mutual Funds:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Global Real Estate Fund - Class A
Institutional Class	ING International SmallCap Fund - Class A
ING JPMorgan Emerging Markets Equity Portfolio -	ING Partners, Inc.:
Service Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Adviser Class
Adviser Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Initial Class
Institutional Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Service Class
Service Class	ING Baron Growth Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class
ING Large Cap Growth Portfolio - Institutional Class	ING Columbia Small Cap Value II Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class
ING Large Cap Value Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	ING Solution 2025 Portfolio - Initial Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Global Bond Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service 2 Class
ING Global Bond Portfolio - Initial Class	ING Solution 2035 Portfolio - Adviser Class
ING Global Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Initial Class
ING Growth and Income Core Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class
ING Growth and Income Core Portfolio - Initial Class	ING Solution 2035 Portfolio - Service 2 Class
ING Index Solution 2015 Portfolio - Initial Class	ING Solution 2045 Portfolio - Adviser Class
ING Index Solution 2015 Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING Index Solution 2015 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Service Class
ING Index Solution 2025 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service 2 Class
ING Index Solution 2025 Portfolio - Service Class	ING Solution 2055 Portfolio - Initial Class
ING Index Solution 2025 Portfolio - Service 2 Class	ING Solution 2055 Portfolio - Service Class
ING Index Solution 2035 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service 2 Class
ING Index Solution 2035 Portfolio - Service Class	ING Solution Growth Portfolio - Service Class
ING Index Solution 2035 Portfolio - Service 2 Class	ING Solution Income Portfolio - Adviser Class
ING Index Solution 2045 Portfolio - Initial Class	ING Solution Income Portfolio- Initial Class
ING Index Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING Index Solution 2045 Portfolio - Service 2 Class	ING Solution Income Portfolio - Service 2 Class
ING Index Solution 2055 Portfolio - Initial Class	ING Solution Moderate Portfolio - Service Class
ING Index Solution 2055 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution 2055 Portfolio - Service 2 Class	Adviser Class
ING Index Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution Income Portfolio - Service 2 Class	Initial Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Growth Equity Portfolio -
Service Class	Adviser Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Adviser Class
Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Series Fund, Inc.:
ING Oppenheimer Global Portfolio - Adviser Class	ING Core Equity Research Fund - Class A
ING Oppenheimer Global Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Service Class	ING Strategic Allocation Conservative Portfolio - Class I
ING PIMCO Total Return Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Strategic Allocation Moderate Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Funds:
ING Pioneer High Yield Portfolio - Initial Class	ING Growth and Income Portfolio - Class A
ING Pioneer High Yield Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Solution 2015 Portfolio - Initial Class	ING Variable Insurance Trust:
ING Solution 2015 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Solution 2015 Portfolio - Service 2 Class
ING Solution 2025 Portfolio - Adviser Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc.:	JPMorgan Trust II:
ING BlackRock Science and Technology Opportunities	JPMorgan Government Bond Fund - Select Class
Portfolio - Adviser Class	The Lazard Funds, Inc.:
ING BlackRock Science and Technology Opportunities	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Portfolio - Class I	LKCM Funds:
ING Index Plus LargeCap Portfolio - Class I	LKCM Aquinas Growth Fund
ING Index Plus LargeCap Portfolio - Class S	Loomis Sayles Funds I:
ING Index Plus MidCap Portfolio - Class I	Loomis Sayles Small Cap Value Fund - Retail Class
ING Index Plus MidCap Portfolio - Class S	Lord Abbett Developing Growth Fund, Inc.:
ING Index Plus SmallCap Portfolio - Class I	Lord Abbett Developing Growth Fund, Inc. - Class A
ING Index Plus SmallCap Portfolio - Class S	Lord Abbett Investment Trust:
ING International Index Portfolio - Class I	Lord Abbett Core Fixed Income Fund - Class A
ING International Index Portfolio - Class S	Lord Abbett Mid Cap Value Fund, Inc.:
ING Russell™ Large Cap Growth Index Portfolio - Class I	Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
ING Russell™ Large Cap Growth Index Portfolio - Class S	Lord Abbett Research Fund, Inc.:
ING Russell™ Large Cap Index Portfolio - Class I	Lord Abbett Small-Cap Value Fund - Class A
ING Russell™ Large Cap Index Portfolio - Class S	Lord Abbett Securities Trust:
ING Russell™ Large Cap Value Index Portfolio - Class I	Lord Abbett Fundamental Equity Fund - Class A
ING Russell™ Large Cap Value Index Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Russell™ Mid Cap Growth Index Portfolio - Class S	Lord Abbett Series Fund - Mid-Cap Stock Portfolio -
ING Russell™ Mid Cap Index Portfolio - Class I	Class VC
ING Russell™ Small Cap Index Portfolio - Class I	MainStay Funds:
ING Small Company Portfolio - Class I	MainStay Large Cap Growth Fund - Class R3
ING Small Company Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
ING U.S. Bond Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Variable Products Trust:	Neuberger Berman Equity Funds®:
ING International Value Portfolio - Class I	Neuberger Berman Genesis Fund® - Trust Class
ING International Value Portfolio - Class S	Neuberger Berman Socially Responsive Fund® -
ING MidCap Opportunities Portfolio - Class I	Trust Class
ING MidCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc.:
ING SmallCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING SmallCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc. - Class R-4
Janus Aspen Series:	Oppenheimer Capital Appreciation Fund:
Janus Aspen Series Balanced Portfolio -	Oppenheimer Capital Appreciation Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund:
Janus Aspen Series Enterprise Portfolio -	Oppenheimer Developing Markets Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund - Class Y
Janus Aspen Series Flexible Bond Portfolio -	Oppenheimer Gold & Special Minerals Fund:
Institutional Shares	Oppenheimer Gold & Special Minerals Fund - Class A
Janus Aspen Series Janus Portfolio - Institutional Shares	Oppenheimer International Bond Fund:
Janus Aspen Series Worldwide Portfolio -	Oppenheimer International Bond Fund - Class A
Institutional Shares

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds:	T. Rowe Price Value Fund, Inc.:
Oppenheimer Global Securities/VA	T. Rowe Price Value Fund - Advisor Class
Oppenheimer Global Strategic Income Fund/VA	Templeton Funds, Inc.:
Oppenheimer Main Street Fund®/VA	Templeton Foreign Fund - Class A
Oppenheimer Main Street Small - & Mid-Cap Fund®/VA	Templeton Income Trust:
Oppenheimer Small & Mid-Cap Growth Fund/VA	Templeton Global Bond Fund- Advisor class
Parnassus Income Funds:	Templeton Global Bond Fund - Class A
Parnassus Equity Income Fund - Investor Shares	Thornburg Investment Trust:
Pax World Funds Series Trust I:	Thornburg International Value Fund - Class R4
Pax World Balanced Fund - Individual Investor Class	USAA Investment Trust:
PIMCO Variable Insurance Trust:	USAA Precious Metals and Minerals Fund -
PIMCO Real Return Portfolio - Administrative Class	Adviser Shares
Pioneer Equity Income Fund:	Van Kampen Equity Trust II:
Pioneer Equity Income Fund - Class Y	Invesco Van Kampen American Franchise Fund -
Pioneer High Yield Fund:	Class I Shares
Pioneer High Yield Fund - Class A	Vanguard® Variable Insurance Fund:
Pioneer Strategic Income Fund:	Diversified Value Portfolio
Pioneer Strategic Income Fund - Class A	Equity Income Portfolio
Pioneer Variable Contracts Trust:	Small Company Growth Portfolio
Pioneer Emerging Markets VCT Portfolio - Class I	The Victory Portfolio:
Pioneer High Yield VCT Portfolio - Class I	Victory Small Company Opportunity Fund - Class R
RiverSource® Investment Series, Inc.:	Wanger Advisors Trust:
Columbia Diversified Equity Income Fund - Class R4	Wanger International
Columbia Diversified Equity Income Fund - Class K	Wanger Select
The Royce Fund:	Wanger USA
Royce Total Return Fund - Class K	Washington Mutual Investors FundSM, Inc.:
SmallCap World Fund, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-3
SMALLCAP World Fund® - Class R-4	Washington Mutual Investors FundSM, Inc. - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:	Wells Fargo Funds Trust:
T. Rowe Price Mid-Cap Value Fund - R Class	Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Values Fund -
Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2012. The following is a summary of current and former names for those Trusts and Divisions:

	Current Name	Former Name
	AIM Growth Series	Invesco Growth Series
	AIM Investment Funds	Invesco Investment Funds
	AIM Sector Funds:	Invesco Sector Funds:
	Invesco Small Cap Value Fund - Class A	Invesco Van Kampen Small Cap Value Fund - Class A
	Invesco Small Cap Value Fund - Class Y	Invesco Van Kampen Small Cap Value Fund - Class Y
	AIM Variable Insurance Funds	Invesco Variable Insurance Funds
	ING Mutual Funds:	ING Mutual Funds:
	ING International SmallCap Fund - Class A	ING International SmallCap Multi-Manager Fund - Class A
	ING Partners, Inc.:	ING Partners, Inc.:
	ING Baron Growth Portfolio - Adviser Class	ING Baron Small Cap Growth Portfolio - Adviser Class
	ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
	ING Growth and Income Core Portfolio - Adviser Class	ING Thornburg Value Portfolio - Adviser Class
	ING Growth and Income Core Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
	Lord Abbett Mid Cap Stock Fund, Inc.:	Lord Abbett Mid Cap Value Fund, Inc.:
	Lord Abbett Mid Cap Stock Fund, Inc. - Class A	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
	Lord Abbett Series Fund, Inc.:	Lord Abbett Series Fund, Inc.:
	Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
	RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R-4
	Columbia Diversified Equity Income Fund - Class R4	Columbia Diversified Equity Income Fund - Class R-3

During 2012, the following Divisions were closed to contract owners:

AIM Sector Funds:
Invesco Small Cap Value Fund - Class Y
AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class
ING Mutual Funds:
ING International Capital Appreciation Fund - Class I
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company to the extent that benefits to be paid to the contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to
(from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 6.00% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 1.75% of the assets attributable to the Contracts. In addition, a subaccount administrative adjustment charge of up to 0.80% may be charged as specified in the Contract. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.
These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Equity Trust,
ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING
Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.08% to 0.98% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:
		Purchases	Sales
		(Dollars in thousands)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	$ 914	$ 1,379
	Invesco Small Cap Growth Fund - Class A	11	19
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	30	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	37	-
	Invesco Global Health Care Fund - Investor Class	124	89
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	117	58
	Invesco Small Cap Value Fund - Class Y	1,826	11,794
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	419	22,355
	Invesco V.I. Core Equity Fund - Series I Shares	1,081	5,444
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	502	20
	The Alger Funds II:
	Alger Green Fund - Class A	484	327
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	26	25
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	63	134
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	33	25
	Allianz NFJ Large-Cap Value Fund - Institutional Class	960	4,301
	Allianz NFJ Small-Cap Value Fund - Class A	110	115
	Amana Mutual Funds Trust:
	Amana Growth Fund	7,452	3,068
	Amana Income Fund	11,539	3,447
	American Balanced Fund®, Inc.:
	American Balanced Fund® - Class R-3	818	1,440
	American Century Government Income Trust:
	American Century Inflation-Adjusted Bond Fund - Investor Class	18,198	8,681
	American Century Quantitative Equity Funds, Inc.:
	American Century Income & Growth Fund - A Class	941	564
	American Mutual Fund®:
	American Funds American Mutual Fund® - Class R-4	57	3
	Ariel Investment Trust:
	Ariel Appreciation Fund - Investor Class	280	137
	Ariel Fund - Investor Class	1,452	1,744
	Artisan Funds, Inc.:
	Artisan International Fund - Investor Shares	2,183	569
	Aston Funds:
	Aston/Fairpointe Mid Cap Fund - Class N	3,496	924

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	$ 536	$ 77
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	3,185	1,981
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	2,690	1,267
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	3,081	4,948
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	95	64
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	2,092	628
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	17	8
ColumbiaSM Acorn Fund® - Class Z	2,395	14,268
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	543	806
Columbia Mid Cap Value Fund - Class Z	691	6,545
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	25	43
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	809	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	118	61
Dodge & Cox Stock Fund	28	28
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	77	41
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	49	6
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	959	3,275
EuroPacific Growth Fund® - Class R-4	15,351	21,711
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	218	57
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	29,398	38,558
Fidelity® VIP Growth Portfolio - Initial Class	4,715	23,698
Fidelity® VIP High Income Portfolio - Initial Class	4,141	2,474
Fidelity® VIP Overseas Portfolio - Initial Class	1,914	5,284
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	38,956	86,415
Fidelity® VIP Index 500 Portfolio - Initial Class	8,734	8,810
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,029	2,473
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	2,171	2,472

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	$ 483	$ 996
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	122	271
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	5,505	21,912
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	197	255
Fundamental InvestorsSM, Inc. - Class R-4	4,259	4,210
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	1,207	5,689
The Growth Fund of America® - Class R-4	7,203	42,810
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	226	272
The Hartford Dividend And Growth Fund - Class R4	259	30
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	449	740
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	11,671	35,310
ING Equity Trust:
ING Growth Opportunities Fund - Class A	63	-
ING Real Estate Fund - Class A	271	679
ING Value Choice Fund - Class A	1	-
ING Funds Trust:
ING GNMA Income Fund - Class A	1,534	1,859
ING Intermediate Bond Fund - Class A	821	1,048
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	43,402	39,206
ING Intermediate Bond Portfolio - Class S	307	65
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	669	22,315
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	3,619	2,314
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	88	65
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,930	11,335
ING BlackRock Large Cap Growth Portfolio - Service Class	6	128
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	30	33
ING Clarion Global Real Estate Portfolio - Adviser Class	5	1
ING Clarion Global Real Estate Portfolio - Institutional Class	14,187	6,595
ING Clarion Real Estate Portfolio - Adviser Class	24	4
ING Clarion Real Estate Portfolio - Institutional Class	199	365
ING Clarion Real Estate Portfolio - Service Class	7,345	7,837
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	27,611	624
ING FMRSM Diversified Mid Cap Portfolio - Service Class	8,008	31,829
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	6
ING Global Resources Portfolio - Adviser Class	-	-
ING Global Resources Portfolio - Institutional Class	-	3
ING Global Resources Portfolio - Service Class	6,330	22,447
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	6,553	183
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	5,200	9,676

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	$ 73	$ 99
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,692	4,723
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	3,984	5,211
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,104	461
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	6,825	8,834
ING Large Cap Growth Portfolio - Adviser Class	38	14
ING Large Cap Growth Portfolio - Institutional Class	44,093	6,888
ING Large Cap Growth Portfolio - Service Class	251	215
ING Large Cap Value Portfolio - Institutional Class	8,781	28,106
ING Large Cap Value Portfolio - Service Class	109	306
ING Limited Maturity Bond Portfolio - Adviser Class	17	-
ING Marsico Growth Portfolio - Institutional Class	1,866	2,010
ING Marsico Growth Portfolio - Service Class	30	579
ING MFS Total Return Portfolio - Adviser Class	28	101
ING MFS Total Return Portfolio - Institutional Class	3,089	7,224
ING MFS Total Return Portfolio - Service Class	2,016	3,336
ING MFS Utilities Portfolio - Service Class	4,311	5,499
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	16	1
ING PIMCO High Yield Portfolio - Adviser Class	51	32
ING PIMCO High Yield Portfolio - Institutional Class	19,628	2,166
ING PIMCO High Yield Portfolio - Service Class	18,663	13,381
ING Pioneer Fund Portfolio - Institutional Class	1,853	3,616
ING Pioneer Fund Portfolio - Service Class	44	64
ING Pioneer Mid Cap Value Portfolio - Adviser Class	23	1
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,371	15,047
ING Pioneer Mid Cap Value Portfolio - Service Class	119	133
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	46	12
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	114,840	4,530
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	65,683	121,055
ING T. Rowe Price Equity Income Portfolio - Adviser Class	153	178
ING T. Rowe Price Equity Income Portfolio - Service Class	6,290	16,322
ING T. Rowe Price International Stock Portfolio - Adviser Class	13	8
ING T. Rowe Price International Stock Portfolio - Service Class	797	1,345
ING Templeton Global Growth Portfolio - Institutional Class	179	175
ING Templeton Global Growth Portfolio - Service Class	981	726
ING U.S. Stock Index Portfolio - Institutional Class	1,648	1,347
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	51,431	98,056
ING Mutual Funds:
ING Global Real Estate Fund - Class A	21	6
ING International Capital Appreciation Fund - Class I	-	2
ING International SmallCap Fund - Class A	118	898

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Purchases		Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class $	17	$ 14
ING American Century Small-Mid Cap Value Portfolio - Initial Class	9,908	388
ING American Century Small-Mid Cap Value Portfolio - Service Class	10,537	13,628
ING Baron Growth Portfolio - Adviser Class	24	73
ING Baron Growth Portfolio - Service Class	5,198	19,851
ING Columbia Small Cap Value II Portfolio - Adviser Class	23	11
ING Columbia Small Cap Value II Portfolio - Service Class	771	1,002
ING Davis New York Venture Portfolio - Service Class	1,227	2,453
ING Fidelity® VIP Mid Cap Portfolio - Service Class	5	4,389
ING Global Bond Portfolio - Adviser Class	51	81
ING Global Bond Portfolio - Initial Class	17,114	23,544
ING Global Bond Portfolio - Service Class	602	206
ING Growth and Income Core Portfolio - Adviser Class	22	62
ING Growth and Income Core Portfolio - Initial Class	2,235	13,896
ING Index Solution 2015 Portfolio - Initial Class	296	41
ING Index Solution 2015 Portfolio - Service Class	212	6
ING Index Solution 2015 Portfolio - Service 2 Class	252	107
ING Index Solution 2025 Portfolio - Initial Class	802	433
ING Index Solution 2025 Portfolio - Service Class	34	1
ING Index Solution 2025 Portfolio - Service 2 Class	533	153
ING Index Solution 2035 Portfolio - Initial Class	529	223
ING Index Solution 2035 Portfolio - Service Class	81	2
ING Index Solution 2035 Portfolio - Service 2 Class	370	275
ING Index Solution 2045 Portfolio - Initial Class	43	15
ING Index Solution 2045 Portfolio - Service Class	13	1
ING Index Solution 2045 Portfolio - Service 2 Class	319	53
ING Index Solution 2055 Portfolio - Initial Class	19	-
ING Index Solution 2055 Portfolio - Service Class	143	16
ING Index Solution 2055 Portfolio - Service 2 Class	33	3
ING Index Solution Income Portfolio - Service Class	477	4
ING Index Solution Income Portfolio - Service 2 Class	50	14
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	19	32
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,980	7,524
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	18	24
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	10,135	28,844
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	50	28
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	15	32
ING JPMorgan Mid Cap Value Portfolio - Initial Class	902	4
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,525	2,833
ING Oppenheimer Global Portfolio - Adviser Class	32	47
ING Oppenheimer Global Portfolio - Initial Class	11,552	64,094
ING Oppenheimer Global Portfolio - Service Class	138	91
ING PIMCO Total Return Portfolio - Adviser Class	194	216
ING PIMCO Total Return Portfolio - Initial Class	306	65
ING PIMCO Total Return Portfolio - Service Class	35,900	23,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Pioneer High Yield Portfolio - Initial Class	$ 6,450	$ 4,110
ING Pioneer High Yield Portfolio - Service Class	109	74
ING Solution 2015 Portfolio - Adviser Class	33	20
ING Solution 2015 Portfolio - Initial Class	1,294	45
ING Solution 2015 Portfolio - Service Class	10,247	7,677
ING Solution 2015 Portfolio - Service 2 Class	2,041	6,216
ING Solution 2025 Portfolio - Adviser Class	19	20
ING Solution 2025 Portfolio - Initial Class	508	3
ING Solution 2025 Portfolio - Service Class	15,125	6,751
ING Solution 2025 Portfolio - Service 2 Class	2,966	8,665
ING Solution 2035 Portfolio - Adviser Class	8	120
ING Solution 2035 Portfolio - Initial Class	1,254	4
ING Solution 2035 Portfolio - Service Class	15,813	5,478
ING Solution 2035 Portfolio - Service 2 Class	3,012	6,063
ING Solution 2045 Portfolio - Adviser Class	2	14
ING Solution 2045 Portfolio - Initial Class	900	132
ING Solution 2045 Portfolio - Service Class	11,018	4,002
ING Solution 2045 Portfolio - Service 2 Class	1,905	5,094
ING Solution 2055 Portfolio - Initial Class	125	1
ING Solution 2055 Portfolio - Service Class	2,113	405
ING Solution 2055 Portfolio - Service 2 Class	264	117
ING Solution Growth Portfolio - Service Class	639	355
ING Solution Income Portfolio - Adviser Class	11	72
ING Solution Income Portfolio - Initial Class	1,937	2
ING Solution Income Portfolio - Service Class	3,299	4,452
ING Solution Income Portfolio - Service 2 Class	339	1,031
ING Solution Moderate Portfolio - Service Class	1,002	740
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	62	30
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	33,513	39,149
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	223	253
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	37	156
ING T. Rowe Price Growth Equity Portfolio - Initial Class	21,441	21,173
ING T. Rowe Price Growth Equity Portfolio - Service Class	595	311
ING Templeton Foreign Equity Portfolio - Adviser Class	61	36
ING Templeton Foreign Equity Portfolio - Initial Class	24,293	14,034
ING Templeton Foreign Equity Portfolio - Service Class	250	88
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	2	19
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,656	8,903
ING UBS U.S. Large Cap Equity Portfolio - Service Class	7	10
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	35	65
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	4,880	6,201
ING Strategic Allocation Growth Portfolio - Class I	3,485	7,981
ING Strategic Allocation Moderate Portfolio - Class I	4,033	6,869
ING Variable Funds:
ING Growth and Income Portfolio - Class A	26	209
ING Growth and Income Portfolio - Class I	22,944	137,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Funds (continued):
ING Growth and Income Portfolio - Class S	$ 464	$ 2,558
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	22	967
ING GET U.S. Core Portfolio - Series 8	5	329
ING GET U.S. Core Portfolio - Series 9	2	98
ING GET U.S. Core Portfolio - Series 10	1	46
ING GET U.S. Core Portfolio - Series 11	1	26
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	-
ING BlackRock Science and Technology Opportunities Portfolio - Class I	6,315	8,174
ING Index Plus LargeCap Portfolio - Class I	8,672	34,782
ING Index Plus LargeCap Portfolio - Class S	38	97
ING Index Plus MidCap Portfolio - Class I	8,319	35,134
ING Index Plus MidCap Portfolio - Class S	41	107
ING Index Plus SmallCap Portfolio - Class I	3,944	16,911
ING Index Plus SmallCap Portfolio - Class S	22	50
ING International Index Portfolio - Class I	2,912	2,541
ING International Index Portfolio - Class S	-	2
ING Russell™ Large Cap Growth Index Portfolio - Class I	4,225	1,333
ING Russell™ Large Cap Growth Index Portfolio - Class S	114	182
ING Russell™ Large Cap Index Portfolio - Class I	9,462	2,090
ING Russell™ Large Cap Index Portfolio - Class S	58	5
ING Russell™ Large Cap Value Index Portfolio - Class I	67	24
ING Russell™ Large Cap Value Index Portfolio - Class S	1,378	677
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,145	1,345
ING Russell™ Mid Cap Index Portfolio - Class I	14,851	817
ING Russell™ Small Cap Index Portfolio - Class I	5,918	895
ING Small Company Portfolio - Class I	8,566	14,581
ING Small Company Portfolio - Class S	26	23
ING U.S. Bond Index Portfolio - Class I	5,657	3,480
ING Variable Products Trust:
ING International Value Portfolio - Class I	3,353	14,229
ING International Value Portfolio - Class S	17	43
ING MidCap Opportunities Portfolio - Class I	15,761	2,527
ING MidCap Opportunities Portfolio - Class S	400	910
ING SmallCap Opportunities Portfolio - Class I	8,045	2,342
ING SmallCap Opportunities Portfolio - Class S	13	24
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	28	8
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	33
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5	32
Janus Aspen Series Janus Portfolio - Institutional Shares	9	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	12	13
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	10	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	$ 2,337	$ 1,264
LKCM Funds:
LKCM Aquinas Growth Fund	37	20
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,798	769
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	76	58
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	11	3
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund, Inc. - Class A	115	667
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	105	142
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	109	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	3,830	11,354
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	474	54
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	566	337
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	32	7
Neuberger Berman Socially Responsive Fund® - Trust Class	1,106	3,543
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	368	2,135
New Perspective Fund®, Inc. - Class R-4	11,759	4,354
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	136	69
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	20,247	53,684
Oppenheimer Developing Markets Fund - Class Y	33,421	967
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	32	20
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	59	72
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	9	27
Oppenheimer Global Strategic Income Fund/VA	8	10
Oppenheimer Main Street Fund®/VA	1	9
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	1,425	1,403
Oppenheimer Small- & Mid-Cap Growth Fund/VA	34	8
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	585	1
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	3,296	8,899
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	71,257	16,434

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases		Sales
	(Dollars in thousands)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	$ 1,103	$ 7
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	457		2,926
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	1,303		59
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,661		4,717
Pioneer High Yield VCT Portfolio - Class I	6,459		3,513
Pioneer Mid Cap Value VCT Portfolio - Class I		-	-
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	1,499		929
Columbia Diversified Equity Income Fund - Class R-4	11		-
The Royce Fund:
Royce Total Return Fund - K Class	1		-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	2,639		2,767
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	113		38
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	58		35
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	199		271
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	37,108		744
Templeton Global Bond Fund - Class A	30,355		51,171
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	11		38
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,235		2,883
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	22,349		2,003
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5		11
Equity Income Portfolio	62		8
Small Company Growth Portfolio	6		80
The Victory Portfolios:	-
Victory Small Company Opportunity Fund - Class R	12		-
Wanger Advisors Trust:
Wanger International	9,637		3,197
Wanger Select	2,857		12,436
Wanger USA	15,389		5,198
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	481		993
Washington Mutual Investors FundSM, Inc. - Class R-4	8,546		10,188
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	36		17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	3,326		9,979

	VARIABLE ANNUITY ACCOUNT C OF
	ING LIFE INSURANCE AND ANNUITY COMPANY
	Notes to Financial Statements

7.	Changes in Units

	The changes in units outstanding were as follows:
				Year Ended December 31
			2012			2011
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	66,280	123,142	(56,862)	123,436	114,044	9,392
	Invesco Small Cap Growth Fund - Class A	559	1,231	(672)	777	1,409	(632)
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	2,967	1	2,966	-	-	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	4,940	2,454	2,486	12	-	12
	Invesco Global Health Care Fund - Investor Class	3,593	3,006	587	6,490	6,952	(462)
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	9,150	6,811	2,339	8,719	10,521	(1,802)
	Invesco Small Cap Value Fund - Class Y	200,738	1,224,757	(1,024,019)	1,227,672	203,653	1,024,019
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	2	2,402,645	(2,402,643)	364,883	530,972	(166,089)
	Invesco V.I. Core Equity Fund - Series I Shares	283,311	681,336	(398,025)	491,114	817,693	(326,579)
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	36,919	1,507	35,412	-	-	-
	The Alger Funds II:
	Alger Green Fund - Class A	40,330	27,834	12,496	45,978	37,803	8,175
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	7,899	7,861	38	11,229	14,060	(2,831)
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	10,619	16,211	(5,592)	8,272	8,882	(610)
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	7,049	6,821	228	7,160	13,176	(6,016)
	Allianz NFJ Large-Cap Value Fund - Institutional Class	106,748	476,955	(370,207)	212,727	72,516	140,211
	Allianz NFJ Small-Cap Value Fund - Class A	13,164	14,831	(1,667)	11,905	12,400	(495)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Amana Mutual Funds Trust:
Amana Growth Fund	913,133	543,784	369,349	1,503,344	596,113	907,231
Amana Income Fund	1,266,627	623,773	642,854	1,561,603	692,444	869,159
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	119,572	169,481	(49,909)	247,967	299,153	(51,186)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	2,114,698	1,465,248	649,450	2,983,286	1,106,208	1,877,078
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	159,852	130,012	29,840	143,298	129,427	13,871
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	4,912	265	4,647	574	-	574
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	35,333	31,029	4,304	36,207	43,421	(7,214)
Ariel Fund - Investor Class	180,341	207,774	(27,433)	363,536	279,935	83,601
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	299,147	116,039	183,108	209,175	160,594	48,581
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	360,726	160,630	200,096	417,977	155,269	262,708
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	78,914	44,419	34,495	25,625	1,647	23,978
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	256,602	178,498	78,104	383,017	189,349	193,668
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	348,172	237,042	111,130	421,875	370,880	50,995
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	230,939	311,793	(80,854)	250,371	378,281	(127,910)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	25,871	24,465	1,406	14,291	7,630	6,661
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	210,600	85,135	125,465	122,771	51,287	71,484

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	884	592	292	5,535	613	4,922
ColumbiaSM Acorn Fund® - Class Z	189,532	1,198,349	(1,008,817)	555,268	174,473	380,795
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	90,325	115,934	(25,609)	147,759	133,356	14,403
Columbia Mid Cap Value Fund - Class Z	66,661	623,498	(556,837)	466,216	182,395	283,821
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	7,697	9,026	(1,329)	10,184	9,340	844
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	81,372	2,072	79,300	-	-	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	14,828	9,687	5,141	13,940	422	13,518
Dodge & Cox Stock Fund	2,471	2,536	(65)	2,198	-	2,198
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,779	2,638	2,141	5,643	2,294	3,349
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	3,671	567	3,104	2,344	1,609	735
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	209,152	363,364	(154,212)	298,079	391,134	(93,055)
EuroPacific Growth Fund® - Class R-4	4,855,811	5,424,908	(569,097)	3,740,227	4,038,723	(298,496)
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	24,464	12,164	12,300	24,980	6,470	18,510
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,201,418	3,749,583	(1,548,165)	2,242,225	3,425,223	(1,182,998)
Fidelity® VIP Growth Portfolio - Initial Class	1,457,352	2,378,324	(920,972)	2,439,098	2,928,549	(489,451)
Fidelity® VIP High Income Portfolio - Initial Class	340,794	258,609	82,185	340,019	381,872	(41,853)
Fidelity® VIP Overseas Portfolio - Initial Class	315,220	572,696	(257,476)	521,630	656,206	(134,576)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,010,210	12,594,235	(1,584,025)	7,330,581	8,462,908	(1,132,327)
Fidelity® VIP Index 500 Portfolio - Initial Class	419,428	510,600	(91,172)	472,827	625,749	(152,922)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	217,739	230,305	(12,566)	278,671	296,206	(17,535)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	110,858	135,327	(24,469)	108,957	126,312	(17,355)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	61,145	100,663	(39,518)	87,145	144,144	(56,999)
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	8,926	21,873	(12,947)	46,437	44,360	2,077
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,441,134	2,262,557	(821,423)	1,868,751	2,168,041	(299,290)
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	75,934	82,680	(6,746)	90,364	54,483	35,881
Fundamental InvestorsSM, Inc. - Class R-4	815,631	845,129	(29,498)	1,199,786	1,052,135	147,651
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	308,357	625,897	(317,540)	558,650	736,153	(177,503)
The Growth Fund of America® - Class R-4	4,947,208	7,430,469	(2,483,261)	4,354,240	6,267,949	(1,913,709)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	21,170	25,254	(4,084)	21,916	20,568	1,348
The Hartford Dividend and Growth Fund - Class R4	21,290	2,953	18,337	2,198	3,872	(1,674)
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	62,089	86,431	(24,342)	100,519	94,333	6,186
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1,233,165	2,421,016	(1,187,851)	1,326,562	3,069,646	(1,743,084)
ING Equity Trust:
ING Growth Opportunities Fund - Class A	4,583	1	4,582	-	-	-
ING Real Estate Fund - Class A	32,551	54,563	(22,012)	84,411	87,388	(2,977)
ING Value Choice Fund - Class A	375	280	95	398	184	214
ING Funds Trust:
ING GNMA Income Fund - Class A	166,470	183,054	(16,584)	170,899	182,791	(11,892)
ING Intermediate Bond Fund - Class A	94,948	120,732	(25,784)	105,608	180,505	(74,897)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	7,006,370	7,422,458	(416,088)	3,765,002	4,310,213	(545,211)
ING Intermediate Bond Portfolio - Class S	20,006	5,224	14,782	35,798	5,661	30,137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	-	1,988,536	(1,988,536)	353,077	721,395	(368,318)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	408,408	326,785	81,623	530,814	465,080	65,734
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	7,650	5,922	1,728	6,915	-	6,915
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,027,893	1,741,253	(713,360)	2,148,326	2,232,277	(83,951)
ING BlackRock Large Cap Growth Portfolio - Service Class	49,983	53,958	(3,975)	65,252	32,298	32,954
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	3,185	3,490	(305)	10,775	5,718	5,057
ING Clarion Global Real Estate Portfolio - Adviser Class	479	64	415	250	-	250
ING Clarion Global Real Estate Portfolio - Institutional Class	3,539,942	2,856,395	683,547	1,829,946	1,880,112	(50,166)
ING Clarion Real Estate Portfolio - Adviser Class	2,207	374	1,833	1,853	55	1,798
ING Clarion Real Estate Portfolio - Institutional Class	13,652	26,688	(13,036)	129,503	123,702	5,801
ING Clarion Real Estate Portfolio - Service Class	2,095,109	2,130,244	(35,135)	1,965,228	1,684,181	281,047
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,736,643	81,739	2,654,904	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,810,199	4,313,475	(1,503,276)	1,726,596	1,232,467	494,129
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	539	(539)	1,546	147	1,399
ING Global Resources Portfolio - Adviser Class	-	63	(63)	246	-	246
ING Global Resources Portfolio - Institutional Class	-	271	(271)	-	-	-
ING Global Resources Portfolio - Service Class	1,980,845	3,391,498	(1,410,653)	3,929,243	3,738,886	190,357
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	659,173	25,169	634,004	-	-	-
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	988,600	1,343,357	(354,757)	501,723	609,138	(107,415)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,147	5,772	(1,625)	3,522	6,188	(2,666)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	451,520	535,021	(83,501)	416,171	654,089	(237,918)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	359,741	461,748	(102,007)	391,473	564,440	(172,967)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	483	1	482	975	-	975
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	902,124	51,066	851,058	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,009,525	1,116,369	(106,844)	325,301	160,671	164,630
ING Large Cap Growth Portfolio - Adviser Class	2,897	1,019	1,878	13,547	2,579	10,968
ING Large Cap Growth Portfolio - Institutional Class	8,266,028	5,172,870	3,093,158	15,143,063	2,270,000	12,873,063
ING Large Cap Growth Portfolio - Service Class	20,187	20,118	69	119,762	311,721	(191,959)
ING Large Cap Value Portfolio - Institutional Class	3,757,148	6,214,442	(2,457,294)	15,598,606	7,324,577	8,274,029
ING Large Cap Value Portfolio - Service Class	29,020	52,101	(23,081)	120,854	26,502	94,352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Adviser Class	1,673	5	1,668	-	-	-
ING Marsico Growth Portfolio - Institutional Class	356,498	367,780	(11,282)	339,657	356,752	(17,095)
ING Marsico Growth Portfolio - Service Class	13,630	53,553	(39,923)	33,722	28,792	4,930
ING MFS Total Return Portfolio - Adviser Class	757	8,339	(7,582)	13,769	10,292	3,477
ING MFS Total Return Portfolio - Institutional Class	451,494	881,592	(430,098)	624,541	1,079,643	(455,102)
ING MFS Total Return Portfolio - Service Class	312,779	420,982	(108,203)	357,365	439,753	(82,388)
ING MFS Utilities Portfolio - Service Class	753,582	859,544	(105,962)	847,213	696,790	150,423
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	1,260	-	1,260	1,493	-	1,493
ING PIMCO High Yield Portfolio - Adviser Class	4,639	3,090	1,549	3,009	50	2,959
ING PIMCO High Yield Portfolio - Institutional Class	1,853,081	370,383	1,482,698	536,889	330,515	206,374
ING PIMCO High Yield Portfolio - Service Class	1,966,848	1,712,771	254,077	845,070	704,179	140,891
ING Pioneer Fund Portfolio - Institutional Class	369,480	556,118	(186,638)	412,781	394,635	18,146
ING Pioneer Fund Portfolio - Service Class	4,895	7,035	(2,140)	18,423	36,150	(17,727)
ING Pioneer Mid Cap Value Portfolio - Adviser Class	2,186	39	2,147	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,424,831	2,595,391	(1,170,560)	1,632,079	2,392,531	(760,452)
ING Pioneer Mid Cap Value Portfolio - Service Class	18,804	20,407	(1,603)	27,093	27,927	(834)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	3,783	1,152	2,631	19,664	4,547	15,117
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	11,430,218	600,387	10,829,831	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,216,984	17,510,563	(4,293,579)	8,658,513	6,099,671	2,558,842
ING T. Rowe Price Equity Income Portfolio - Adviser Class	10,765	14,203	(3,438)	30,214	19,911	10,303
ING T. Rowe Price Equity Income Portfolio - Service Class	3,724,306	4,315,386	(591,080)	1,417,824	1,693,804	(275,980)
ING T. Rowe Price International Stock Portfolio - Adviser Class	1,487	956	531	2,172	571	1,601
ING T. Rowe Price International Stock Portfolio - Service Class	142,591	179,649	(37,058)	199,414	213,436	(14,022)
ING Templeton Global Growth Portfolio - Institutional Class	27,243	28,273	(1,030)	15,342	13,885	1,457
ING Templeton Global Growth Portfolio - Service Class	124,975	104,939	20,036	224,056	181,115	42,941
ING U.S. Stock Index Portfolio - Institutional Class	122,251	120,297	1,954	103,395	44,402	58,993
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	12,048,164	14,604,104	(2,555,940)	12,927,417	12,756,153	171,264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	4,521	3,830	691	2,102	870	1,232
ING International Capital Appreciation Fund - Class I	-	184	(184)	784	1,370	(586)
ING International SmallCap Fund - Class A	14,320	68,209	(53,889)	14,785	36,931	(22,146)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	519	1,047	(528)	3,671	807	2,864
ING American Century Small-Mid Cap Value Portfolio - Initial Class	819,341	45,373	773,968	494	15	479
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,960,296	2,287,656	(327,360)	798,721	807,683	(8,962)
ING Baron Growth Portfolio - Adviser Class	2,196	5,369	(3,173)	9,563	12,264	(2,701)
ING Baron Growth Portfolio - Service Class	2,878,411	3,521,897	(643,486)	1,947,175	2,032,531	(85,356)
ING Columbia Small Cap Value II Portfolio - Adviser Class	2,270	974	1,296	36,182	13,749	22,433
ING Columbia Small Cap Value II Portfolio - Service Class	123,126	142,152	(19,026)	350,253	268,426	81,827
ING Davis New York Venture Portfolio - Service Class	165,045	242,395	(77,350)	192,362	305,032	(112,670)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	555,082	810,362	(255,280)	225,045	616,337	(391,292)
ING Global Bond Portfolio - Adviser Class	2,107	5,671	(3,564)	2,663	7,749	(5,086)
ING Global Bond Portfolio - Initial Class	2,641,014	3,622,441	(981,427)	4,000,136	4,251,527	(251,391)
ING Global Bond Portfolio - Service Class	73,376	47,659	25,717	121,701	139,022	(17,321)
ING Growth and Income Core Portfolio - Adviser Class	2,098	5,499	(3,401)	44,733	17,127	27,606
ING Growth and Income Core Portfolio - Initial Class	331,076	851,173	(520,097)	890,698	1,171,010	(280,312)
ING Index Solution 2015 Portfolio - Initial Class	18,887	124	18,763	891	-	891
ING Index Solution 2015 Portfolio - Service Class	17,022	3,437	13,585	41,746	2,413	39,333
ING Index Solution 2015 Portfolio - Service 2 Class	29,876	20,722	9,154	39,861	29,740	10,121
ING Index Solution 2025 Portfolio - Initial Class	55,762	29,723	26,039	5,946	-	5,946
ING Index Solution 2025 Portfolio - Service Class	2,528	84	2,444	13,767	12,000	1,767
ING Index Solution 2025 Portfolio - Service 2 Class	113,272	88,106	25,166	101,430	55,060	46,370
ING Index Solution 2035 Portfolio - Initial Class	36,127	15,169	20,958	3,566	462	3,104
ING Index Solution 2035 Portfolio - Service Class	5,887	182	5,705	15,139	10,109	5,030
ING Index Solution 2035 Portfolio - Service 2 Class	78,051	75,337	2,714	90,551	44,279	46,272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2045 Portfolio - Initial Class	2,781	1,021	1,760	1,217	-	1,217
ING Index Solution 2045 Portfolio - Service Class	925	14	911	1,486	17	1,469
ING Index Solution 2045 Portfolio - Service 2 Class	71,396	52,330	19,066	50,563	18,046	32,517
ING Index Solution 2055 Portfolio - Initial Class	1,721	124	1,597	35	-	35
ING Index Solution 2055 Portfolio - Service Class	11,769	1,516	10,253	7,450	1,848	5,602
ING Index Solution 2055 Portfolio - Service 2 Class	3,849	1,303	2,546	5,660	862	4,798
ING Index Solution Income Portfolio - Service Class	32,409	-	32,409	56,971	5,760	51,211
ING Index Solution Income Portfolio - Service 2 Class	17,815	15,686	2,129	3,857	1,676	2,181
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	1,967	3,238	(1,271)	3,233	3,387	(154)
ING Invesco Van Kampen Comstock Portfolio - Service Class	446,592	847,723	(401,131)	607,096	941,170	(334,074)
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	917	2,007	(1,090)	14,297	2,776	11,521
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	1,719,834	3,196,512	(1,476,678)	3,230,645	4,541,528	(1,310,883)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	1,088	606	482	1,364	855	509
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	1,289	2,587	(1,298)	4,337	10,335	(5,998)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	90,643	1,038	89,605	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	576,821	385,377	191,444	386,702	417,534	(30,832)
ING Oppenheimer Global Portfolio - Adviser Class	2,291	3,819	(1,528)	11,592	4,855	6,737
ING Oppenheimer Global Portfolio - Initial Class	3,853,300	7,723,403	(3,870,103)	5,014,563	8,223,514	(3,208,951)
ING Oppenheimer Global Portfolio - Service Class	8,904	6,074	2,830	7,423	3,859	3,564
ING PIMCO Total Return Portfolio - Adviser Class	8,610	14,681	(6,071)	80,738	42,289	38,449
ING PIMCO Total Return Portfolio - Initial Class	27,947	6,223	21,724	7,652	67	7,585
ING PIMCO Total Return Portfolio - Service Class	4,884,316	4,446,517	437,799	5,362,700	5,384,576	(21,876)
ING Pioneer High Yield Portfolio - Initial Class	704,247	627,449	76,798	968,504	863,802	104,702
ING Pioneer High Yield Portfolio - Service Class	23,381	22,583	798	19,735	17,773	1,962
ING Solution 2015 Portfolio - Adviser Class	-	1,366	(1,366)	33,488	7,037	26,451
ING Solution 2015 Portfolio - Initial Class	128,792	4,476	124,316	-	-	-
ING Solution 2015 Portfolio - Service Class	1,595,848	1,556,098	39,750	1,868,878	1,636,193	232,685
ING Solution 2015 Portfolio - Service 2 Class	536,560	922,271	(385,711)	706,826	762,808	(55,982)
ING Solution 2025 Portfolio - Adviser Class	753	1,523	(770)	7,271	2,677	4,594
ING Solution 2025 Portfolio - Initial Class	50,607	292	50,315	-	-	-
ING Solution 2025 Portfolio - Service Class	2,154,944	1,629,991	524,953	2,503,508	1,694,726	808,782
ING Solution 2025 Portfolio - Service 2 Class	683,477	1,191,591	(508,114)	745,378	726,430	18,948

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Adviser Class	219	10,271	(10,052)	12,311	14,293	(1,982)
ING Solution 2035 Portfolio - Initial Class	124,886	194	124,692	-	-	-
ING Solution 2035 Portfolio - Service Class	2,207,545	1,456,918	750,627	2,399,857	1,485,358	914,499
ING Solution 2035 Portfolio - Service 2 Class	726,263	1,005,253	(278,990)	622,211	603,092	19,119
ING Solution 2045 Portfolio - Adviser Class	44	1,310	(1,266)	4,229	434	3,795
ING Solution 2045 Portfolio - Initial Class	89,495	12,562	76,933	-	-	-
ING Solution 2045 Portfolio - Service Class	1,861,735	1,348,567	513,168	1,894,220	1,147,485	746,735
ING Solution 2045 Portfolio - Service 2 Class	490,131	777,390	(287,259)	435,737	409,744	25,993
ING Solution 2055 Portfolio - Initial Class	9,827	-	9,827	-	-	-
ING Solution 2055 Portfolio - Service Class	234,581	93,240	141,341	191,599	80,464	111,135
ING Solution 2055 Portfolio - Service 2 Class	28,883	17,479	11,404	17,375	8,707	8,668
ING Solution Growth Portfolio - Service Class	69,871	43,691	26,180	98,395	36,165	62,230
ING Solution Income Portfolio - Adviser Class	-	5,700	(5,700)	14,120	72,389	(58,269)
ING Solution Income Portfolio - Initial Class	192,980	-	192,980	-	-	-
ING Solution Income Portfolio - Service Class	506,672	637,329	(130,657)	525,658	424,762	100,896
ING Solution Income Portfolio - Service 2 Class	85,606	153,525	(67,919)	152,073	369,335	(217,262)
ING Solution Moderate Portfolio - Service Class	107,191	86,576	20,615	101,108	42,837	58,271
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,588	2,024	(436)	3,011	4,768	(1,757)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,004,593	3,976,514	(1,971,921)	2,987,974	4,455,573	(1,467,599)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	14,836	18,794	(3,958)	12,421	8,632	3,789
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	3,373	12,112	(8,739)	18,295	21,090	(2,795)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,623,596	3,346,796	276,800	1,836,940	2,279,039	(442,099)
ING T. Rowe Price Growth Equity Portfolio - Service Class	45,715	25,790	19,925	60,573	55,997	4,576
ING Templeton Foreign Equity Portfolio - Adviser Class	6,489	3,941	2,548	42,657	20,292	22,365
ING Templeton Foreign Equity Portfolio - Initial Class	3,997,550	2,632,117	1,365,433	1,320,471	2,097,122	(776,651)
ING Templeton Foreign Equity Portfolio - Service Class	37,814	21,462	16,352	7,170	6,217	953
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	79	1,696	(1,617)	2,196	1,186	1,010
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	298,585	774,879	(476,294)	367,446	1,005,809	(638,363)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	684	1,018	(334)	246	-	246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	5,079	6,868	(1,789)	12,973	13,552	(579)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	462,005	583,913	(121,908)	588,721	545,084	43,637
ING Strategic Allocation Growth Portfolio - Class I	535,864	828,605	(292,741)	721,640	796,849	(75,209)
ING Strategic Allocation Moderate Portfolio - Class I	748,449	968,717	(220,268)	893,158	1,047,207	(154,049)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	2,095	19,964	(17,869)	34,567	7,934	26,633
ING Growth and Income Portfolio - Class I	1,864,713	7,232,016	(5,367,303)	3,234,740	8,466,661	(5,231,921)
ING Growth and Income Portfolio - Class S	608,021	812,449	(204,428)	746,696	150,865	595,831
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	-	93,937	(93,937)	-	41,033	(41,033)
ING GET U.S. Core Portfolio - Series 8	-	32,510	(32,510)	-	1,222	(1,222)
ING GET U.S. Core Portfolio - Series 9	-	9,624	(9,624)	-	3,652	(3,652)
ING GET U.S. Core Portfolio - Series 10	-	4,592	(4,592)	-	1,543	(1,543)
ING GET U.S. Core Portfolio - Series 11	-	2,390	(2,390)	-	8	(8)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	67	(67)	262	-	262
ING BlackRock Science and Technology Opportunities Portfolio - Class I	2,266,985	3,099,304	(832,319)	3,845,670	3,644,092	201,578
ING Index Plus LargeCap Portfolio - Class I	1,493,118	2,945,083	(1,451,965)	1,908,535	3,425,158	(1,516,623)
ING Index Plus LargeCap Portfolio - Class S	2,806	8,454	(5,648)	6,678	3,138	3,540
ING Index Plus MidCap Portfolio - Class I	2,848,417	3,864,188	(1,015,771)	2,206,087	3,194,471	(988,384)
ING Index Plus MidCap Portfolio - Class S	3,212	8,325	(5,113)	3,850	20,710	(16,860)
ING Index Plus SmallCap Portfolio - Class I	1,021,367	1,743,724	(722,357)	1,187,003	1,837,098	(650,095)
ING Index Plus SmallCap Portfolio - Class S	2,033	4,264	(2,231)	8,484	5,753	2,731
ING International Index Portfolio - Class I	596,218	593,093	3,125	652,390	642,818	9,572
ING International Index Portfolio - Class S	10	225	(215)	1,759	2,148	(389)
ING Russell™ Large Cap Growth Index Portfolio - Class I	328,006	148,739	179,267	250,605	157,536	93,069

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Growth Index Portfolio - Class S	36,515	41,596	(5,081)	47,175	43,117	4,058
ING Russell™ Large Cap Index Portfolio - Class I	1,422,438	726,377	696,061	666,388	447,636	218,752
ING Russell™ Large Cap Index Portfolio - Class S	3,677	331	3,346	-	35	(35)
ING Russell™ Large Cap Value Index Portfolio - Class I	4,404	1,478	2,926	4,635	1,581	3,054
ING Russell™ Large Cap Value Index Portfolio - Class S	130,689	81,565	49,124	145,739	110,586	35,153
ING Russell™ Mid Cap Growth Index Portfolio - Class S	143,041	153,238	(10,197)	201,408	156,834	44,574
ING Russell™ Mid Cap Index Portfolio - Class I	2,104,354	879,247	1,225,107	418,472	270,989	147,483
ING Russell™ Small Cap Index Portfolio - Class I	731,375	329,820	401,555	461,382	295,679	165,703
ING Small Company Portfolio - Class I	744,340	1,078,339	(333,999)	891,207	1,216,714	(325,507)
ING Small Company Portfolio - Class S	1,283	1,431	(148)	3,269	245	3,024
ING U.S. Bond Index Portfolio - Class I	676,131	532,536	143,595	724,398	407,676	316,722
ING Variable Products Trust:
ING International Value Portfolio - Class I	2,501,787	3,424,829	(923,042)	940,040	1,721,098	(781,058)
ING International Value Portfolio - Class S	1,704	4,501	(2,797)	3,371	4,711	(1,340)
ING MidCap Opportunities Portfolio - Class I	1,174,727	500,342	674,385	1,207,850	646,052	561,798
ING MidCap Opportunities Portfolio - Class S	46,405	88,765	(42,360)	66,193	99,938	(33,745)
ING SmallCap Opportunities Portfolio - Class I	777,668	483,236	294,432	1,173,326	1,057,523	115,803
ING SmallCap Opportunities Portfolio - Class S	368	1,547	(1,179)	1,327	10,320	(8,993)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	291	166	125	502	3,385	(2,883)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,636	2,038	(402)	638	1,936	(1,298)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	190	1,208	(1,018)	596	784	(188)
Janus Aspen Series Janus Portfolio - Institutional Shares	385	219	166	133	1,264	(1,131)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	826	845	(19)	701	2,386	(1,685)
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	966	1	965	-	-	-
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	713,029	593,589	119,440	319,194	154,166	165,028

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Growth Fund	3,634	1,967	1,667	24,980	23,598	1,382
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	317,956	147,757	170,199	426,317	171,051	255,266
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	9,570	8,962	608	6,620	2,549	4,071
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	794	256	538	4,680	186	4,494
Lord Abbett Mid-Cap Stock Fund, Inc.:
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A	25,682	64,596	(38,914)	70,508	73,959	(3,451)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	4,580	7,532	(2,952)	26,472	55,454	(28,982)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	10,434	1,948	8,486	5,471	1,620	3,851
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	2,105,814	2,584,195	(478,381)	1,618,785	1,811,827	(193,042)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	34,696	4,158	30,538	-	-	-
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	41,546	25,747	15,799	27,552	23,357	4,195
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	6,086	4,362	1,724	5,514	35	5,479
Neuberger Berman Socially Responsive Fund® - Trust Class	249,950	472,913	(222,963)	693,763	352,421	341,342
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	57,483	171,732	(114,249)	106,824	137,030	(30,206)
New Perspective Fund®, Inc. - Class R-4	2,373,994	1,942,250	431,744	1,214,021	1,182,941	31,080
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	48,708	42,937	5,771	12,403	16,627	(4,224)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,360,369	1,801,873	(441,504)	1,258,395	1,364,201	(105,806)
Oppenheimer Developing Markets Fund - Class Y	3,385,861	137,536	3,248,325	-	-	-
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,804	1,955	849	2,807	4,409	(1,602)
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	8,544	10,109	(1,565)	8,520	771	7,749
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	271	1,127	(856)	476	2,767	(2,291)
Oppenheimer Global Strategic Income Fund/VA	23	489	(466)	246	595	(349)
Oppenheimer Main Street Fund®/VA	7	819	(812)	-	926	(926)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	182,436	175,408	7,028	218,051	270,198	(52,147)
Oppenheimer Small- & Mid-Cap Growth Fund/VA	3,344	676	2,668	-	464	(464)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	56,142	162	55,980	2,997	-	2,997
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	648,309	1,109,169	(460,860)	674,437	992,935	(318,498)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,939,234	5,360,948	2,578,286	5,687,875	3,878,698	1,809,177
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	113,259	2,560	110,699	-	-	-
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	49,789	219,656	(169,867)	129,379	164,025	(34,646)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	106,789	5,311	101,478	22,477	163	22,314
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	469,378	887,029	(417,651)	774,618	1,293,891	(519,273)
Pioneer High Yield VCT Portfolio - Class I	514,040	462,880	51,160	609,893	537,946	71,947
Pioneer Mid Cap Value VCT Portfolio - Class I	-	7	(7)	7	-	7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	293,676	243,332	50,344	427,205	327,715	99,490
Columbia Diversified Equity Income Fund - Class R4	5,809	4,833	976	1,425	11,122	(9,697)
The Royce Fund:
Royce Total Return Fund - Class K	179	90	89	3	-	3
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	364,129	373,316	(9,187)	506,249	422,821	83,428
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	5,500	3,360	2,140	22,130	31,238	(9,108)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	5,070	3,279	1,791	4,348	2,876	1,472
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	22,080	29,530	(7,450)	56,362	46,312	10,050
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,638,576	131,445	3,507,131	-	-	-
Templeton Global Bond Fund - Class A	2,976,521	4,055,644	(1,079,123)	3,398,232	3,032,077	366,155
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	3,459	5,895	(2,436)	5,386	19	5,367
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	1,020,359	509,694	510,665	761,742	210,142	551,600
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	799,175	97,178	701,997	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	237	778	(541)	279	813	(534)
Equity Income Portfolio	12,746	9,368	3,378	3,888	2,399	1,489
Small Company Growth Portfolio	547	5,463	(4,916)	3,823	5,230	(1,407)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	926	120	806	110	-	110
Wanger Advisors Trust:
Wanger International	1,884,798	1,522,652	362,146	1,331,698	1,027,764	303,934
Wanger Select	1,455,262	2,054,625	(599,363)	1,615,339	2,027,808	(412,469)
Wanger USA	2,142,008	1,646,399	495,609	1,285,069	878,753	406,316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	113,020	156,742	(43,722)	167,382	195,225	(27,843)
Washington Mutual Investors FundSM, Inc. - Class R-4	1,506,976	1,712,256	(205,280)	1,751,765	1,711,423	40,342
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,486	1,368	1,118	1,482	1,465	17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	549,994	787,628	(237,634)	731,511	1,052,948	(321,437)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2012	314	$13.63	to	$16.93	$ 4,552	0.51%	0.00%	to	1.70%	8.48% to	10.43%
2011	371	$12.54	to	$15.49	$ 4,891	-	0.00%	to	1.70%	-7.81% to	-6.25%
2010	361	$13.57	to	$16.69	$ 5,115	0.08%	0.00%	to	1.70%	10.66% to	12.54%
2009	179	$12.24	to	$14.98	$ 2,312	0.16%	0.00%	to	1.60%	28.13% to	29.73%
2008	23	$9.81	to	$11.62	$ 232	0.80%	0.30%	to	1.60%	-28.60% to	-27.91%
Invesco Small Cap Growth Fund - Class A
2012	2		$16.58		$ 26	-		1.00%		17.17%
2011	2		$14.15		$ 32	-		1.00%		-2.28%
2010	3		$14.48		$ 42	-		1.00%		25.04%
2009	3		$11.58		$ 31	-		1.00%		33.26%
2008	2		$8.69		$ 20	-		1.00%		-39.40%
Invesco International Growth Fund - Class R5
2012	3		$10.24		$ 30	(e)		0.95%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Invesco Endeavor Fund - Class A
2012	2	$14.15	to	$14.54	$ 36	(g)	0.45%	to	1.40%	(g)
2011	-		$12.26		-	(d)		0.75%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Global Health Care Fund - Investor Class
2012	6	$38.71	to	$41.72	$ 234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011	5	$32.54	to	$34.72	$ 176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62	to	$33.40	$ 183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$ 164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$ 122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
Invesco Small Cap Value Fund - Class A
2012	8	$17.69	to	$18.65	$ 141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011	5	$14.69	to	$15.27	$ 82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$ 120	(f)	0.30%	to	1.75%		(f)
2009	6		$12.91		$ 72	(b)		0.45%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Invesco V.I. Core Equity Fund - Series I Shares
2012	3,096	$9.11	to	$16.08	$ 34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011	3,494	$8.08	to	$14.19	$ 34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$ 38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$ 38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$ 31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
Alger Capital Appreciation Fund - Class A
2012	35	$13.55	to	$13.93	$ 492	(e)	0.25%	to	1.20%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Alger Green Fund - Class A
2012	135	$9.35	to	$15.58	$ 2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011	123	$8.25	to	$13.56	$ 1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010	114	$8.90	to	$14.36	$ 1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
2009	91	$8.26	to	$13.24	$ 1,064	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund, Inc. - Class A
2012	16	$12.65	to	$13.23	$ 201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011	16	$10.71	to	$11.32	$ 172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010	18	$10.14	to	$10.79	$ 191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
2009	21	$9.07	to	$9.60	$ 196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
2008	19	$7.62	to	$7.94	$ 146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
AllianceBernstein Growth and Income Portfolio - Class A
2012	36	$13.33	to	$13.44	$ 476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011	41	$11.48	to	$11.57	$ 473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010	42	$10.93	to	$11.11	$ 457	-	1.00%	to	1.25%	11.64%	to	12.00%
2009	44	$9.79	to	$9.92	$ 434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
2008	45	$8.20	to	$8.30	$ 371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
Allianz NFJ Dividend Value Fund - Class A
2012	13	$15.74	to	$15.91	$ 206	2.60%	0.70%	to	1.00%	12.83%
2011	13	$13.95	to	$14.03	$ 179	2.29%	0.80%	to	1.00%	2.05%
2010	19	$13.67	to	$13.74	$ 258	3.06%	0.70%	to	1.00%	11.96%
2009	11		$12.21		$ 134	(b)		1.00%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Allianz NFJ Large-Cap Value Fund - Institutional Class
2012	4		$9.00		$ 35	2.58%		0.80%		13.21%
2011	374	$7.95	to	$8.19	$ 3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$ 1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$ 1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$ 580	(a)	0.00%	to	1.25%		(a)
Allianz NFJ Small-Cap Value Fund - Class A
2012	20	$18.59	to	$20.50	$ 400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011	22	$17.13	to	$18.68	$ 395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$ 398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$ 563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$ 336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Amana Growth Fund
2012	2,780	$11.55	to	$15.64	$ 35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011	2,411	$10.54	to	$14.07	$ 27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$ 18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$ 5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$ 36	(a)		0.05%			(a)
Amana Income Fund
2012	3,978	$11.79	to	$15.12	$ 51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011	3,336	$10.92	to	$13.94	$ 40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$ 29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$ 10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$ 46	(a)		0.05%			(a)
American Balanced Fund® - Class R-3
2012	396	$13.39	to	$15.37	$ 5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011	446	$11.95	to	$13.50	$ 5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$ 6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$ 5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$ 4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
American Century Inflation-Adjusted Bond Fund - Investor Class
2012	4,134	$12.79	to	$13.71	$ 54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011	3,484	$12.22	to	$12.85	$ 43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$ 17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$ 9,060	(b)	0.00%	to	1.65%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
American Century Income & Growth Fund - A Class
2012	552	$11.52	to	$36.79	$ 6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011	523	$10.19	to	$31.52	$ 5,331	1.36%		1.00%		1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$ 5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$ 4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$ 3,705	1.55%		1.00%		-35.46%	to	-35.42%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds American Mutual Fund® - Class R-4
2012	5	$11.58	to	$11.74	$ 61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	1	$10.47	to	$10.54	$ 6	(d)	0.75%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Ariel Appreciation Fund - Investor Class
2012	59	$13.38	to	$15.02	$ 866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011	55	$11.43	to	$12.66	$ 679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$ 833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$ 622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$ 395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
Ariel Fund - Investor Class
2012	258	$11.93	to	$18.86	$ 3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011	286	$10.06	to	$15.99	$ 3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$ 2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$ 1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$ 638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
Artisan International Fund - Investor Shares
2012	537	$9.00	to	$15.91	$ 5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011	354	$7.29	to	$12.80	$ 2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$ 2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$ 1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$ 324	(a)	0.00%	to	1.50%		(a)
Aston/Fairpointe Mid Cap Fund - Class N
2012	712	$9.93	to	$12.85	$ 8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011	512	$10.77	to	$11.04	$ 5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$ 2,925	(c)	0.25%	to	1.50%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Equity Dividend Fund - Investor A Shares
2012	74	$13.39	to	$14.01	$ 1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011	39	$12.26	to	$12.49	$ 487	2.09%	0.25%	to	1.25%	4.75%
2010	15		$11.80		$ 183	(c)		0.80%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2012	556	$17.00	to	$17.96	$ 9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011	478	$15.25	to	$15.91	$ 7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$ 4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$ 263	(b)	0.40%	to	1.40%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
The Bond Fund of AmericaSM, Inc. - Class R-4
2012	942	$11.36	to	$12.18	$ 10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011	831	$10.89	to	$11.50	$ 9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$ 8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$ 5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$ 1,929	(a)	0.00%	to	1.50%		(a)
Calvert VP SRI Balanced Portfolio
2012	1,973	$10.64	to	$35.53	$ 46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011	2,054	$9.72	to	$32.50	$ 44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010	2,182	$9.38	to	$31.39	$ 45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$ 42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$ 35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
Capital World Growth & Income FundSM, Inc. - Class R-3
2012	35	$14.48	to	$15.15	$ 513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011	33	$12.34	to	$12.69	$ 415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010	27	$13.56	to	$13.80	$ 363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
2009	1	$12.84	to	$12.85	$ 14	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Cohen & Steers Realty Shares
2012	197	$10.76	to	$11.03	$ 2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	71	$9.44	to	$9.52	$ 677	(d)	0.25%	to	1.50%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ColumbiaSM Acorn Fund® - Class A
2012	6	$14.30	to	$14.53	$ 85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011	6	$12.34	to	$12.47	$ 69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$ 9	(c)	0.95%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ColumbiaSM Acorn Fund® - Class Z
2012	3	$11.93			$ 39	-		1.25%		16.50%
2011	1,012	$10.24	to	$10.72	$ 10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010	631	$10.87	to	$11.24	$ 7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
2009	275	$8.74	to	$8.92	$ 2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
2008	126	$6.34	to	$6.39	$ 807	(a)	0.00%	to	1.25%		(a)
Columbia Mid Cap Value Fund - Class A
2012	388	$10.32	to	$10.98	$ 4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011	413	$9.00	to	$9.45	$ 3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010	399	$9.54	to	$9.90	$ 3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
2009	371	$7.90	to	$8.11	$ 2,961	0.84%	0.00%	to	1.60%	30.15%	to	32.30%
2008	258	$6.07	to	$6.13	$ 1,575	(a)	0.00%	to	1.55%		(a)
Columbia Mid Cap Value Fund - Class Z
2012	-		$10.84		$ 1	0.75%		0.80%		15.94%
2011	557	$9.35	to	$9.63	$ 5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010	273	$9.82	to	$10.03	$ 2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
2009	161	$8.04	to	$8.14	$ 1,314	1.07%	0.00%	to	0.80%	31.59%	to	32.57%
2008	91	$6.11	to	$6.14	$ 561	(a)	0.00%	to	0.80%		(a)

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income
	(000's)	(lowest to highest)		(000's)	RatioA
CRM Mid Cap Value Fund - Investor Shares
2012	15	$14.83 to	$15.55	$ 232	0.89%
2011	16	$12.93 to	$13.28	$ 216	0.46%
2010	16	$14.11 to	$14.37	$ 223	0.68%
2009	6	$12.15 to	$12.17	$ 70	(b)
2008	(b)	(b)		(b)	(b)
Delaware Diversified Income Fund - Class A
2012	79	$10.10		$ 801	(e)
2011	(e)	(e)		(e)	(e)
2010	(e)	(e)		(e)	(e)
2009	(e)	(e)		(e)	(e)
2008	(e)	(e)		(e)	(e)
Dodge & Cox International Stock Fund
2012	19	$11.48 to	$11.88	$ 224	2.78%
2011	14	$9.69 to	$9.89	$ 136	4.29%
2010	-	$11.80		$ 4	(c)
2009	(c)	(c)		(c)	(c)
2008	(c)	(c)		(c)	(c)
Dodge & Cox Stock Fund
2012	2	$12.99 to	$13.16	$ 28	(g)
2011	2	$10.86 to	$10.98	$ 24	(d)
2010	(d)	(d)		(d)	(d)
2009	(d)	(d)		(d)	(d)
2008	(d)	(d)		(d)	(d)
DWS Equity 500 Index Fund - Class S
2012	31	$15.62		$ 491	2.02%
2011	29	$13.65		$ 400	1.86%
2010	26	$13.53		$ 351	1.67%
2009	21	$11.89		$ 247	1.93%
2008	18	$9.51		$ 168	2.02%

Expense RatioB			Total ReturnC
(lowest to highest)			(lowest to highest)

0.45%	to	1.75%	15.93% to	17.09%
0.45%	to	1.45%	-8.33% to	-7.59%
0.45%	to	1.55%	17.78% to	18.08%
0.45%	to	0.70%	(b)
	(b)		(b)

	0.95%		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)

0.75%	to	1.95%	18.85% to	20.12%
0.75%	to	1.85%	-
	1.35%		(c)
	(c)		(c)
	(c)		(c)

1.35%	to	1.80%	(g)
1.15%	to	1.70%	(d)
	(d)		(d)
	(d)		(d)
	(d)		(d)

	1.00%		14.43%
	1.00%		0.89%
	1.00%		13.79%
	1.00%		25.03%
	1.00%		-37.72%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2012	7	$14.13	to	$14.69	$ 98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011	4	$12.29	to	$12.74	$ 46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010	3	$13.20	to	$13.40	$ 38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1		$12.21		$ 13	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
EuroPacific Growth Fund® - Class R-3
2012	494	$16.16	to	$18.56	$ 8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011	649	$13.81	to	$15.61	$ 9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010	742	$16.06	to	$18.12	$ 12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98	to	$16.61	$ 11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99	to	$11.98	$ 7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
EuroPacific Growth Fund® - Class R-4
2012	15,728	$8.91	to	$18.86	$ 268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011	16,297	$7.54	to	$15.82	$ 235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010	16,595	$8.81	to	$18.31	$ 279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$ 247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$ 155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
Fidelity® Advisor New Insights Fund - Institutional Class
2012	34	$13.44	to	$14.06	$ 465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011	22	$11.82	to	$12.15	$ 259	-	0.40%	to	1.85%		-
2010	3	$12.21	to	$12.24	$ 38	(c)	0.90%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2012	11,678	$9.38	to	$32.52	$ 264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011	13,226	$8.07	to	$28.04	$ 256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$ 280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$ 263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$ 213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2012	11,796	$9.10	to	$30.59	$ 225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011	12,717	$8.01	to	$26.98	$ 214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$ 225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$ 190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$ 159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
Fidelity® VIP High Income Portfolio - Initial Class
2012	852	$14.20	to	$15.24	$ 12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011	770	$12.55	to	$13.54	$ 9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$ 9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$ 9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$ 5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
Fidelity® VIP Overseas Portfolio - Initial Class
2012	1,924	$7.61	to	$20.76	$ 29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011	2,181	$6.36	to	$17.19	$ 27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$ 36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$ 35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$ 29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2012	36,247	$9.84	to	$41.86	$ 1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011	37,831	$8.53	to	$36.35	$ 988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$ 1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$ 970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$ 722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
Fidelity® VIP Index 500 Portfolio - Initial Class
2012	3,845	$29.93	to	$30.12	$ 115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011	3,936	$26.07	to	$26.27	$ 103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$ 106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$ 95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$ 75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2012	1,299		$15.86		$ 20,599	0.66%		-		14.84%
2011	1,311		$13.81		$ 18,110	0.26%		-		-10.61%
2010	1,329		$15.45		$ 20,531	0.39%		-		28.86%
2009	1,163		$11.99		$ 13,948	0.73%		-		40.07%
2008	935		$8.56		$ 8,006	0.55%		-		-39.42%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2012	905	$24.83	to	$24.99	$ 22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011	930	$22.29	to	$22.46	$ 20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$ 22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$ 20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$ 15,560	3.00%	0.95%	to	1.00%	-29.42%
Mutual Global Discovery Fund - Class R
2012	131	$10.55	to	$19.27	$ 2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011	171	$15.28	to	$17.07	$ 2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$ 3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$ 3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$ 2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
Franklin Small-Mid Cap Growth Fund - Class A
2012	36	$14.29	to	$15.98	$ 553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011	49	$12.78	to	$14.45	$ 673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$ 681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$ 563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$ 396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
Franklin Small Cap Value Securities Fund - Class 2
2012	5,113	$11.56	to	$24.11	$ 110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011	5,934	$9.85	to	$20.36	$ 109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$ 119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$ 86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$ 63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM, Inc. - Class R-3
2012	116	$9.85	to	$10.59	$ 1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011	123	$8.57	to	$9.06	$ 1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$ 793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$ 505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$ 13	(a)	0.40%	to	1.35%		(a)
Fundamental InvestorsSM, Inc. - Class R-4
2012	3,619	$10.01	to	$10.73	$ 37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011	3,649	$8.68	to	$9.17	$ 32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$ 31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$ 21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$ 8,280	(a)	0.00%	to	1.50%		(a)
The Growth Fund of America® - Class R-3
2012	847	$11.56	to	$15.78	$ 12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011	1,165	$9.71	to	$13.13	$ 14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$ 17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$ 15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$ 9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
The Growth Fund of America® - Class R-4
2012	19,382	$9.90	to	$16.17	$ 287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011	21,865	$8.28	to	$13.42	$ 271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$ 313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$ 277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$ 181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
The Hartford Capital Appreciation Fund - Class R4
2012	14		$11.55		$ 159	0.60%		0.65%		19.44%
2011	18		$9.67		$ 173	1.65%		0.65%		-15.77%
2010	17		$11.48		$ 190	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Hartford Dividend and Growth Fund - Class R4
2012	21		$12.55		$ 261	1.38%		0.65%		12.15%
2011	2		$11.19		$ 28	-		0.65%		0.27%
2010	4		$11.16		$ 46	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
The Income Fund of America® - Class R-3
2012	129	$14.22	to	$16.33	$ 1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011	153	$13.10	to	$14.63	$ 2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$ 1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$ 1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$ 1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
ING Balanced Portfolio - Class I
2012	12,021	$10.53	to	$42.33	$ 305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011	13,209	$9.35	to	$37.60	$ 299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$ 347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$ 341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$ 314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
ING Growth Opportunities Fund - Class A
2012	5		$13.81		$ 63	(e)		1.15%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Real Estate Fund - Class A
2012	92	$19.20	to	$22.05	$ 1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011	114	$17.05	to	$19.12	$ 2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$ 1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$ 1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$ 1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Value Choice Fund - Class A
2012	-		$11.65		$ 4	(g)		0.50%			(g)
2011	-		$11.90		$ 3	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING GNMA Income Fund - Class A
2012	338	$10.94	to	$17.22	$ 4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011	355	$10.80	to	$16.78	$ 4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$ 4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$ 4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$ 2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
ING Intermediate Bond Fund - Class A
2012	225	$13.25	to	$15.21	$ 3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011	251	$12.36	to	$13.98	$ 3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$ 4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$ 3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$ 3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
ING Intermediate Bond Portfolio - Class I
2012	16,602	$12.85	to	$103.21	$ 408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011	17,019	$11.86	to	$95.33	$ 386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$ 383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$ 378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$ 350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
ING Intermediate Bond Portfolio - Class S
2012	89		$13.55		$ 1,202	4.71%		0.35%		8.66%
2011	74		$12.47		$ 922	5.44%		0.35%		6.95%
2010	44		$11.66		$ 511	5.81%		0.35%		9.07%
2009	33		$10.69		$ 349	7.13%		0.35%		10.89%
2008	22		$9.64		$ 212	5.64%		0.35%		-8.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2012	974	$10.93	to	$15.92	$ 14,469	0.74%	0.00%	to	1.50%	16.98%	to	18.72%
2011	892	$9.29	to	$13.41	$ 11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$ 10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$ 9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$ 7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
2012	9		$11.26		$ 97	-		0.35%		5.73%
2011	7		$10.65		$ 74	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	8,458	$9.29	to	$10.77	$ 85,929	0.77%	0.00%	to	1.50%	13.02%	to	14.73%
2011	9,172	$8.22	to	$9.41	$ 82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$ 84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$ 79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
2008	10,055	$5.87	to	$6.43	$ 63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	47	$10.37	to	$15.37	$ 502	0.57%	0.00%	to	1.40%	13.77%	to	14.47%
2011	51	$10.49	to	$13.51	$ 551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$ 196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$ 158	-	0.00%	to	0.50%	29.47%	to	30.23%
2008	12	$7.33	to	$7.41	$ 86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
2012	29		$10.32		$ 294	0.36%		0.35%		13.78%
2011	29		$9.07		$ 261	0.42%		0.35%		-1.95%
2010	24		$9.25		$ 220	-		0.35%		12.80%
2009	22		$8.20		$ 177	-		0.35%		29.54%
2008	12		$6.33		$ 79	-		0.35%		-39.43%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Adviser Class
2012	1		$11.10		$ 7	-		0.35%		24.72%
2011	-		$8.90		$ 2	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Global Real Estate Portfolio - Institutional Class
2012	6,449	$11.73	to	$12.52	$ 77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011	5,765	$9.44	to	$9.93	$ 55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010	5,816	$10.11	to	$10.47	$ 59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$ 50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%
2008	5,361	$6.69	to	$6.73	$ 35,967	(a)	0.00%	to	1.50%		(a)
ING Clarion Real Estate Portfolio - Adviser Class
2012	4	$11.24			$ 41	-		0.35%		14.69%
2011	2		$9.80		$ 18	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Real Estate Portfolio - Institutional Class
2012	175	$12.31	to	$13.17	$ 2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011	188	$10.84	to	$11.48	$ 2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010	182	$10.07	to	$10.56	$ 1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$ 1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$ 724	1.92%		0.95%		-38.89%
ING Clarion Real Estate Portfolio - Service Class
2012	4,181	$11.34	to	$13.80	$ 54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011	4,216	$9.91	to	$11.95	$ 48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010	3,935	$9.13	to	$10.91	$ 41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$ 26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
2008	2,819	$5.33	to	$6.27	$ 17,289	1.39%	0.00%	to	1.50%	-39.46%	to	-38.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2012	2,655	$10.45	to	$10.47	$ 27,744	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	3,077	$10.44	to	$16.96	$ 48,491	0.53%	0.00%	to	1.60%	12.81% to	14.67%
2011	4,580	$9.19	to	$14.79	$ 64,098	0.20%	0.00%	to	1.60%	-12.28% to	-10.93%
2010	4,086	$10.41	to	$16.61	$ 64,558	0.15%	0.00%	to	1.80%	26.45% to	28.45%
2009	3,350	$8.18	to	$12.94	$ 41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$ 21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2012	1		$9.72		$ 8	-		0.35%		14.08%
2011	1		$8.52		$ 12	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Adviser Class
2012	-		$8.46		$ 2	-		0.35%		-3.42%
2011	-		$8.76		$ 2	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Institutional Class
2012	2		$12.16		$ 26	-		0.20%		-2.80%
2011	2		$12.51		$ 30	-		0.20%		-9.08%
2010	2		$13.76		$ 33	-		0.20%		21.66%
2009	2		$11.31		$ 27	-		0.20%		37.59%
2008	3		$8.22		$ 25	2.90%		0.20%		-40.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2012	9,081	$8.56	to	$13.18	$ 101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011	10,492	$8.89	to	$13.59	$ 122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$ 133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$ 107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$ 73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class
2012	634	$10.36	to	$10.38	$ 6,568	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	1,367	$9.94	to	$14.04	$ 17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011	1,721	$8.75	to	$12.25	$ 19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$ 21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$ 18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$ 13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2012	16		$19.07		$ 307	-		0.35%		18.30%
2011	18		$16.12		$ 286	0.87%		0.35%		-18.83%
2010	20		$19.86		$ 405	0.48%		0.35%		19.49%
2009	25		$16.62		$ 421	1.01%		0.35%		70.29%
2008	18		$9.76		$ 171	3.71%		0.35%		-51.61%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2012	1,631	$19.87	to	$19.94	$ 32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011	1,715	$16.84	to	$16.87	$ 28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$ 40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$ 36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$ 18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	1,166	$9.51	to	$24.70	$ 26,309	-	0.00%	to	1.50%	17.35% to	19.08%
2011	1,268	$8.05	to	$20.76	$ 23,894	0.83%	0.00%	to	1.50%	-19.51% to	-18.26%
2010	1,441	$9.94	to	$25.42	$ 33,720	0.48%	0.00%	to	1.55%	18.45% to	20.31%
2009	1,541	$8.33	to	$21.25	$ 30,187	1.31%	0.00%	to	1.55%	68.93% to	71.51%
2008	1,357	$4.89	to	$12.39	$ 15,725	2.46%	0.00%	to	1.50%	-52.01% to	-51.32%
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2012	1		$10.70		$ 16	-		0.35%		17.84%
2011	1		$9.08		$ 9	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2012	851	$10.59	to	$10.60	$ 9,013	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2012	524	$11.97	to	$17.29	$ 8,402	0.25%	0.00%	to	1.50%	16.92% to	18.67%
2011	631	$10.18	to	$14.57	$ 8,714	0.37%	0.00%	to	1.50%	-2.80% to	-1.29%
2010	466	$10.41	to	$14.76	$ 6,554	0.28%	0.00%	to	1.50%	24.86% to	26.70%
2009	324	$8.29	to	$11.65	$ 3,617	0.45%	0.00%	to	1.50%	25.40% to	27.40%
2008	241	$6.57	to	$9.15	$ 2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
ING Large Cap Growth Portfolio - Adviser Class
2012	13		$12.10		$ 155	0.75%		0.35%		17.13%
2011	11		$10.33		$ 113	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Growth Portfolio - Institutional Class
2012	15,966	$11.94	to	$16.43	$ 193,340	0.58%	0.00%	to	1.50%	16.26% to	18.10%
2011	12,873	$10.27	to	$14.05	$ 133,022	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Large Cap Growth Portfolio - Service Class
2012	25	$12.06	to	$13.93	$ 338	0.33%	0.00%	to	1.40%	16.14% to	17.87%
2011	25	$10.32	to	$15.22	$ 266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$ 3,252	0.33%	0.00%	to	0.50%	13.68% to	14.19%
2009	29	$13.16	to	$13.39	$ 378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$ 35	-	0.00%	to	0.50%	-27.53%
ING Large Cap Value Portfolio - Institutional Class
2012	22,249	$9.15	to	$10.76	$ 217,365	2.56%	0.00%	to	1.95%	12.41% to	14.71%
2011	24,706	$8.14	to	$9.38	$ 212,312	1.28%	0.00%	to	1.95%	1.50% to	3.53%
2010	16,432	$8.02	to	$9.06	$ 137,628	2.49%	0.00%	to	1.95%	17.08% to	19.37%
2009	17,629	$6.85	to	$7.59	$ 124,824	-	0.00%	to	1.95%	10.45% to	12.77%
2008	17,559	$6.20	to	$6.74	$ 111,368	3.16%	0.00%	to	1.95%	-31.49% to	-30.28%
ING Large Cap Value Portfolio - Service Class
2012	72	$9.24	to	$9.91	$ 708	2.35%	0.50%	to	1.55%	12.55% to	13.78%
2011	95	$8.21	to	$8.71	$ 821	1.94%	0.50%	to	1.55%	2.18%
2010	-		$8.26		$ 3	-		1.05%		18.00%
2009	-		$7.00		$ 3	(b)		1.05%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING Limited Maturity Bond Portfolio - Adviser Class
2012	2		$10.06		$ 17	(e)		0.35%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Institutional Class
2012	893	$10.64	to	$11.45	$ 9,713	0.71%	0.00%	to	1.50%	8.02%	to	12.92%
2011	904	$9.58	to	$10.14	$ 8,799	0.51%	0.00%	to	1.50%	-2.84%	to	-1.46%
2010	921	$9.82	to	$10.29	$ 9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$ 7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$ 5,214	(a)	0.00%	to	1.50%		(a)
ING Marsico Growth Portfolio - Service Class
2012	8	$11.12	to	$13.41	$ 97	0.30%	0.35%	to	1.45%	10.94%	to	12.21%
2011	48	$9.91	to	$12.28	$ 570	0.18%	0.25%	to	1.45%	-2.98%	to	-1.84%
2010	43	$10.12	to	$12.51	$ 522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$ 337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
2008	39	$6.59	to	$8.08	$ 306	0.09%	0.35%	to	1.20%	-40.94%	to	-40.60%
ING MFS Total Return Portfolio - Adviser Class
2012	89		$12.79		$ 1,139	2.21%		0.35%		10.35%
2011	97		$11.59		$ 1,120	2.56%		0.35%		0.87%
2010	93		$11.49		$ 1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$ 896	2.58%		0.35%		17.13%
2008	55		$8.99		$ 497	4.89%		0.35%		-22.90%
ING MFS Total Return Portfolio - Institutional Class
2012	4,607	$12.16	to	$12.20	$ 56,102	2.74%	0.95%	to	1.10%	10.24%	to	10.41%
2011	5,037	$11.03	to	$11.05	$ 55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$ 60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$ 58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$ 51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
ING MFS Total Return Portfolio - Service Class
2012	1,604	$10.76	to	$17.81	$ 25,679	2.46%	0.00%	to	1.65%	9.38%	to	11.27%
2011	1,712	$9.76	to	$16.06	$ 24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$ 25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$ 25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$ 22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2012	2,264	$11.07	to	$21.73	$ 45,560	3.18%	0.00%	to	1.50%	11.64%	to	13.30%
2011	2,369	$9.86	to	$19.18	$ 42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$ 37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$ 34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$ 24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
ING Morgan Stanley Global Franchise Portfolio - Adviser Class
2012	3		$11.23		$ 31	4.35%		0.35%		14.94%
2011	1		$9.77		$ 15	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Adviser Class
2012	5		$11.23		$ 51	5.00%		0.35%		13.32%
2011	3		$9.91		$ 29	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Institutional Class
2012	2,180	$10.44	to	$16.43	$ 28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011	697	$14.47	to	$14.50	$ 10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$ 6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$ 3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$ 609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
ING PIMCO High Yield Portfolio - Service Class
2012	1,792	$15.08	to	$18.65	$ 30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011	1,538	$13.34	to	$16.36	$ 23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$ 20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$ 12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$ 4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Institutional Class
2012	1,794	$9.41	to	$11.93	$ 19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011	1,981	$8.60	to	$10.90	$ 19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$ 20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$ 15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$ 11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
ING Pioneer Fund Portfolio - Service Class
2012	26	$10.24	to	$10.73	$ 273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011	28	$9.42	to	$9.80	$ 271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$ 473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$ 353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$ 109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
ING Pioneer Mid Cap Value Portfolio - Adviser Class
2012	2		$10.80		$ 23	(e)		0.35%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2012	6,796	$9.67	to	$11.90	$ 76,026	1.13%	0.00%	to	1.70%	9.31%	to	11.32%
2011	7,967	$8.77	to	$10.70	$ 80,950	1.54%	0.00%	to	1.90%	-6.42%	to	-4.80%
2010	8,727	$9.30	to	$11.24	$ 93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$ 83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$ 65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	34	$10.35	to	$11.66	$ 378	0.81%	0.10%	to	1.50%	9.37%	to	10.94%
2011	35	$9.44	to	$10.51	$ 359	1.34%	0.10%	to	1.65%	-6.60%	to	-5.06%
2010	36	$10.30	to	$11.07	$ 390	0.82%	0.10%	to	1.65%	16.13%	to	17.77%
2009	37	$8.91	to	$9.40	$ 342	1.47%	0.10%	to	1.55%	23.49%	to	25.00%
2008	28	$7.27	to	$7.52	$ 204	3.64%	0.10%	to	1.35%	-34.03%	to	-33.30%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2012	18		$10.97		$ 195	1.76%		0.35%		13.68%
2011	15		$9.65		$ 146	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2012	10,830	$10.38	to	$10.40	$ 112,414	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	23,795	$12.33	to	$17.12	$ 377,748	1.56%	0.00%	to	1.55%	12.76% to	14.52%
2011	28,088	$10.86	to	$14.95	$ 396,097	1.97%	0.00%	to	1.55%	1.28% to	2.89%
2010	25,529	$10.65	to	$14.53	$ 352,842	1.74%	0.00%	to	1.55%	12.32% to	13.97%
2009	21,112	$9.42	to	$12.75	$ 257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$ 158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2012	128		$12.82		$ 1,638	1.75%		0.35%		16.23%
2011	131		$11.03		$ 1,447	1.86%		0.35%		-1.52%
2010	121		$11.20		$ 1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$ 1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$ 918	3.48%		0.35%		-36.19%
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	5,641	$10.06	to	$20.53	$ 104,568	1.97%	0.00%	to	1.65%	15.46% to	17.25%
2011	6,232	$8.66	to	$17.51	$ 100,170	1.97%	0.00%	to	1.50%	-2.41% to	-0.89%
2010	6,508	$8.82	to	$17.67	$ 106,214	1.54%	0.00%	to	1.65%	13.06% to	15.00%
2009	7,785	$7.73	to	$15.37	$ 110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$ 74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio - Adviser Class
2012	11		$9.00		$ 102	-		0.35%		17.96%
2011	11		$7.63		$ 83	3.66%		0.35%		-13.00%
2010	9		$8.77		$ 81	0.78%		0.35%		13.02%
2009	23		$7.76		$ 175	-		0.35%		36.62%
2008	11		$5.68		$ 65	-		0.35%		-49.87%
ING T. Rowe Price International Stock Portfolio - Service Class
2012	527	$7.78	to	$15.43	$ 7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011	564	$6.61	to	$12.99	$ 6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$ 8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$ 8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$ 6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
ING Templeton Global Growth Portfolio - Institutional Class
2012	52	$15.51	to	$16.42	$ 841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011	53	$12.90	to	$13.54	$ 709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$ 735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$ 738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$ 774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
ING Templeton Global Growth Portfolio - Service Class
2012	458	$9.34	to	$11.11	$ 4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011	438	$7.74	to	$9.14	$ 3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$ 3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$ 3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$ 2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
ING U.S. Stock Index Portfolio - Institutional Class
2012	534	$10.44	to	$15.09	$ 7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011	532	$11.84	to	$13.03	$ 6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$ 6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$ 3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$ 2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2012	19,232	$10.05	to	$57.08	$ 295,287	0.03%	0.00%	to	1.85%	-1.53% to	0.07%
2011	21,788	$10.14	to	$57.32	$ 341,904	0.00%	0.00%	to	1.60%	-1.51% to	0.06%
2010	21,616	$10.23	to	$57.51	$ 342,560	0.02%	0.00%	to	1.85%	-1.61% to	0.29%
2009	24,663	$10.28	to	$57.57	$ 403,501	0.30%	0.00%	to	2.05%	-1.69% to	0.35%
2008	32,012	$10.33	to	$57.58	$ 541,019	5.05%	0.00%	to	1.95%	0.93% to	13.38%
ING Global Real Estate Fund - Class A
2012	5	$18.11	to	$18.72	$ 92	5.16%	0.50%	to	1.40%	24.30% to	24.63%
2011	4	$14.90	to	$15.02	$ 63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$ 48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$ 24	(b)	0.50%	to	0.80%	(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING International SmallCap Fund - Class A
2012	25	$15.64	to	$17.64	$ 418	0.90%	0.00%	to	1.35%	18.57% to	20.16%
2011	79	$13.14	to	$14.68	$ 1,134	1.38%	0.00%	to	1.40%	-18.79% to	-17.62%
2010	101	$15.79	to	$17.82	$ 1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$ 1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$ 1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
ING American Century Small-Mid Cap Value Portfolio - Adviser Class
2012	8		$15.06		$ 119	0.87%		0.35%		15.67%
2011	8		$13.02		$ 110	1.08%		0.35%		-3.77%
2010	6		$13.53		$ 76	1.56%		0.35%		21.35%
2009	5		$11.15		$ 52	-		0.35%		34.66%
2008	5		$8.28		$ 39	2.63%		0.35%		-26.92%
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2012	774	$12.65	to	$13.09	$ 10,028	0.02%	0.00%	to	1.40%	14.90% to	15.43%
2011	-	$11.01	to	$11.08	$ 5	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	2,169	$13.08	to	$22.20	$ 43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011	2,497	$10.97	to	$19.08	$ 44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010	2,506	$11.41	to	$19.70	$ 45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
2009	2,396	$9.42	to	$16.14	$ 35,995	1.64%	0.00%	to	1.50%	33.70%	to	35.74%
2008	1,988	$7.00	to	$11.90	$ 22,075	0.80%	0.00%	to	1.50%	-27.69%	to	-26.54%
ING Baron Growth Portfolio - Adviser Class
2012	96		$14.80		$ 1,419	-		0.35%		18.97%
2011	99		$12.44		$ 1,233	-		0.35%		1.55%
2010	102		$12.25		$ 1,247	-		0.35%		25.77%
2009	97		$9.74		$ 947	-		0.35%		34.34%
2008	30		$7.25		$ 216	-		0.35%		-41.58%
ING Baron Growth Portfolio - Service Class
2012	6,184	$11.46	to	$24.57	$ 129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011	6,828	$9.66	to	$20.75	$ 121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010	6,913	$9.54	to	$20.51	$ 122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$ 100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
2008	6,207	$5.66	to	$12.23	$ 66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
ING Columbia Small Cap Value II Portfolio - Adviser Class
2012	26		$10.55		$ 279	0.39%		0.35%		13.56%
2011	25		$9.29		$ 234	0.77%		0.35%		-3.23%
2010	3		$9.60		$ 26	-		0.35%		24.51%
2009	3		$7.71		$ 21	(b)		0.35%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Columbia Small Cap Value II Portfolio - Service Class
2012	293	$10.51	to	$11.78	$ 3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011	312	$9.31	to	$10.34	$ 3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$ 2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$ 1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$ 953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service Class
2012	653	$9.06	to	$21.76	$ 12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011	730	$8.15	to	$19.38	$ 11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$ 14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$ 12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$ 8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2012	437	$10.39	to	$13.51	$ 4,543	-	0.00%	to	0.45%	14.30%
2011	692	$11.51	to	$11.82	$ 7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$ 14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$ 9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$ 6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
ING Global Bond Portfolio - Adviser Class
2012	26		$15.00		$ 388	5.74%		0.35%		6.99%
2011	29		$14.02		$ 413	7.47%		0.35%		2.94%
2010	35		$13.62		$ 471	3.38%		0.35%		14.74%
2009	20		$11.87		$ 239	2.82%		0.35%		20.63%
2008	26		$9.84		$ 258	6.75%		0.35%		-16.26%
ING Global Bond Portfolio - Initial Class
2012	10,197	$12.96	to	$16.05	$ 151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011	11,179	$12.12	to	$14.91	$ 155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$ 154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$ 132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$ 109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
ING Global Bond Portfolio - Service Class
2012	98	$12.68	to	$13.98	$ 1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011	72	$11.94	to	$13.18	$ 891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010	90	$11.68	to	$12.93	$ 1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$ 609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$ 216	0.40%	0.40%	to	1.50%	-17.03%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Core Portfolio - Adviser Class
2012	56		$11.14		$ 627	-		0.35%		8.26%
2011	60		$10.29		$ 614	0.60%		0.35%		-13.82%
2010	32		$11.94		$ 383	1.23%		0.35%		10.45%
2009	40		$10.81		$ 429	0.83%		0.35%		43.56%
2008	39		$7.53		$ 295	0.25%		0.35%		-40.24%
ING Growth and Income Core Portfolio - Initial Class
2012	3,251	$6.47	to	$31.73	$ 70,374	0.44%	0.00%	to	1.50%	7.63% to	9.33%
2011	3,771	$6.01	to	$29.36	$ 75,735	0.79%	0.00%	to	1.50%	-14.42% to	-13.08%
2010	4,052	$7.02	to	$34.13	$ 93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$ 89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$ 61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
ING Index Solution 2015 Portfolio - Initial Class
2012	20	$11.68	to	$14.37	$ 270	2.14%	0.80%	to	1.40%	9.01% to	9.40%
2011	1	$10.70	to	$13.08	$ 11	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2015 Portfolio - Service Class
2012	58	$11.97	to	$14.23	$ 787	1.79%	0.00%	to	0.80%	9.38% to	10.22%
2011	44	$10.86	to	$13.01	$ 552	0.99%	0.00%	to	0.75%	0.08% to	0.74%
2010	5	$10.78	to	$13.00	$ 55	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2015 Portfolio - Service 2 Class
2012	82	$11.79	to	$12.33	$ 981	1.80%	0.00%	to	1.55%	8.36% to	9.86%
2011	72	$10.88	to	$11.16	$ 798	2.29%	0.20%	to	1.55%	-0.91% to	0.45%
2010	62	$10.98	to	$11.11	$ 687	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Initial Class
2012	32	$12.14	to	$15.12	$ 476	2.17%	0.95%	to	1.40%	11.73% to	12.17%
2011	6	$10.86	to	$13.48	$ 78	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Service Class
2012	6	$12.44	to	$15.04	$ 87	1.47%	0.00%	to	0.75%	12.24% to	13.09%
2011	4	$11.00	to	$13.40	$ 49	5.19%	0.00%	to	0.75%	-2.26% to	-1.52%
2010	2	$11.17	to	$13.71	$ 28	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2025 Portfolio - Service 2 Class
2012	204	$12.30	to	$12.87	$ 2,563	1.36%	0.00%	to	1.55%	11.11% to	12.59%
2011	178	$11.07	to	$11.36	$ 2,003	1.87%	0.20%	to	1.55%	-3.23% to	-1.90%
2010	132	$11.44	to	$11.58	$ 1,519	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2035 Portfolio - Initial Class
2012	24	$15.41	to	$15.59	$ 372	1.45%	0.95%	to	1.40%	13.90% to	14.38%
2011	3	$13.53	to	$13.63	$ 42	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Service Class
2012	13	$12.64	to	$15.50	$ 169	0.80%	0.00%	to	0.80%	14.22% to	15.12%
2011	7	$10.98	to	$13.57	$ 80	1.96%	0.00%	to	0.75%	-3.96% to	-3.26%
2010	2	$11.35	to	$14.13	$ 22	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2035 Portfolio - Service 2 Class
2012	141	$12.54	to	$13.11	$ 1,815	1.13%	0.00%	to	1.55%	13.28% to	14.94%
2011	139	$11.07	to	$11.38	$ 1,557	1.59%	0.10%	to	1.55%	-4.90% to	-3.48%
2010	92	$11.64	to	$11.79	$ 1,083	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Initial Class
2012	3	$15.86	to	$16.05	$ 48	-	0.95%	to	1.40%	14.51% to	15.14%
2011	1	$13.85	to	$13.94	$ 17	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Service Class
2012	2	$12.84	to	$15.95	$ 34	-	0.00%	to	0.80%	14.94% to	15.88%
2011	2	$11.08	to	$13.87	$ 19	-	0.00%	to	0.80%	-4.80% to	-4.15%
2010	-	$11.56	to	$14.57	$ 1	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Service 2 Class
2012	101	$12.71	to	$13.30	$ 1,308	1.08%	0.00%	to	1.55%	13.89% to	15.61%
2011	81	$11.16	to	$11.47	$ 923	1.19%	0.10%	to	1.55%	-5.82% to	-4.42%
2010	49	$11.85	to	$12.00	$ 584	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Initial Class
2012	2	$12.50	to	$12.64	$ 20	-	0.95%	to	1.35%	15.12%
2011	-		$10.98		-	(d)		0.95%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service Class
2012	16	$12.44	to	$12.86	$ 202	-	0.00%	to	1.25%	14.44% to 15.86%
2011	6	$10.87	to	$11.10	$ 64	-	0.00%	to	1.25%	-5.04% to -4.15%
2010	-	$11.51	to	$11.58	$ 3	(c)	0.00%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Service 2 Class
2012	7	$12.30	to	$12.82	$ 92	-	0.00%	to	1.55%	14.35% to 14.89%
2011	5	$10.87	to	$10.97	$ 53	-	0.60%	to	1.15%	-5.21%
2010	-		$11.51		-	(c)	0.90%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution Income Portfolio - Service Class
2012	84	$11.77	to	$13.55	$ 1,133	2.02%	0.00%	to	0.80%	7.63% to 8.58%
2011	51	$10.84	to	$12.59	$ 645	(d)	0.00%	to	0.80%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution Income Portfolio - Service 2 Class
2012	19	$11.50	to	$11.86	$ 226	2.91%	0.50%	to	1.55%	6.68% to 7.76%
2011	17	$10.78	to	$10.97	$ 186	2.89%	0.60%	to	1.55%	0.94% to 1.86%
2010	15	$10.68	to	$10.76	$ 160	(c)	0.65%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Invesco Van Kampen Comstock Portfolio - Adviser Class
2012	27		$12.32		$ 334	0.95%		0.35%		17.89%
2011	28		$10.45		$ 297	1.32%		0.35%		-2.70%
2010	29		$10.74		$ 307	1.02%		0.35%		14.38%
2009	30		$9.39		$ 284	2.04%		0.35%		27.76%
2008	28		$7.35		$ 206	3.06%		0.35%		-36.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	3,281	$10.03	to	$17.01	$ 48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011	3,682	$8.53	to	$14.49	$ 46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010	4,016	$8.79	to	$14.95	$ 52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$ 51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
2008	4,775	$6.03	to	$10.31	$ 42,974	3.72%	0.00%	to	1.95%	-37.70%	to	-36.68%
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class
2012	54		$13.20		$ 712	1.62%		0.35%		11.86%
2011	55		$11.80		$ 649	2.05%		0.35%		-1.91%
2010	43		$12.03		$ 523	1.38%		0.35%		11.39%
2009	46		$10.80		$ 492	1.50%		0.35%		21.62%
2008	35		$8.88		$ 308	7.05%		0.35%		-24.04%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	16,784	$11.13	to	$15.37	$ 232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011	18,261	$9.95	to	$13.67	$ 228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010	19,572	$10.15	to	$13.81	$ 249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$ 240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$ 216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	6	$42.58	to	$43.78	$ 277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011	6	$38.32	to	$39.30	$ 229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010	5	$39.32	to	$40.23	$ 214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$ 149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$ 157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2012	23		$14.90		$ 348	0.61%		0.35%		19.30%
2011	25		$12.49		$ 308	0.58%		0.35%		1.30%
2010	31		$12.33		$ 378	0.60%		0.35%		22.20%
2009	29		$10.09		$ 292	1.12%		0.35%		24.88%
2008	30		$8.08		$ 245	1.58%		0.35%		-33.44%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2012	90		$10.09		$ 904	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	1,951	$11.89	to	$23.72	$ 40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011	1,760	$10.00	to	$19.76	$ 30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010	1,790	$9.91	to	$19.41	$ 30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%
2009	1,864	$8.12	to	$15.78	$ 26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
2008	1,843	$6.51	to	$12.56	$ 21,120	2.10%	0.00%	to	1.55%	-34.08%	to	-33.01%
ING Oppenheimer Global Portfolio - Adviser Class
2012	45		$13.43		$ 601	0.90%		0.35%		20.77%
2011	46		$11.12		$ 515	1.20%		0.35%		-8.93%
2010	40		$12.21		$ 483	1.39%		0.35%		15.08%
2009	36		$10.61		$ 383	1.61%		0.35%		38.51%
2008	31		$7.66		$ 238	2.32%		0.35%		-40.85%
ING Oppenheimer Global Portfolio - Initial Class
2012	36,131	$10.06	to	$16.66	$ 540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011	40,001	$8.34	to	$13.73	$ 498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010	43,210	$9.16	to	$14.94	$ 591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$ 549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
2008	49,538	$5.74	to	$9.22	$ 423,940	2.29%	0.00%	to	1.95%	-43.34%	to	-38.16%
ING Oppenheimer Global Portfolio - Service Class
2012	47	$16.83	to	$17.29	$ 815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011	44	$14.05	to	$14.39	$ 638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010	41	$15.53	to	$15.87	$ 647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$ 486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%
2008	27	$9.87	to	$10.03	$ 267	1.98%	1.00%	to	1.25%	-41.18%	to	-41.07%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Adviser Class
2012	179		$14.94		$ 2,675	2.97%		0.35%		7.25%
2011	185		$13.93		$ 2,578	2.89%		0.35%		2.58%
2010	147		$13.58		$ 1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$ 1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$ 870	5.48%		0.35%		-0.79%
ING PIMCO Total Return Portfolio - Initial Class
2012	29	$10.91	to	$11.07	$ 322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	8	$10.22	to	$10.29	$ 78	(d)	0.95%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2012	15,755	$13.27	to	$18.35	$ 255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011	15,317	$12.41	to	$17.01	$ 232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$ 227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$ 175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$ 104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
ING Pioneer High Yield Portfolio - Initial Class
2012	1,358	$15.39	to	$18.34	$ 23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011	1,281	$13.37	to	$15.78	$ 19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$ 17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$ 13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$ 3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
ING Pioneer High Yield Portfolio - Service Class
2012	27	$16.41	to	$17.31	$ 466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011	27	$14.41	to	$15.25	$ 393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$ 370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$ 181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$ 81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Adviser Class
2012	70		$12.52		$ 874	3.93%		0.35%		10.70%
2011	71	$11.31	to	$12.12	$ 805	2.89%	0.00%	to	0.35%	-1.22% to	-0.90%
2010	45	$11.45	to	$12.23	$ 512	0.09%	0.00%	to	0.65%	10.19% to	10.88%
2009	1,347	$10.26	to	$11.03	$ 14,444	3.68%	0.00%	to	1.55%	20.28% to	22.15%
2008	1,203	$8.52	to	$9.03	$ 10,621	1.79%	0.00%	to	1.55%	-28.20% to	-27.06%
ING Solution 2015 Portfolio - Initial Class
2012	124	$10.26	to	$10.28	$ 1,276	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2015 Portfolio - Service Class
2012	5,266	$10.44	to	$13.75	$ 67,178	4.26%	0.00%	to	1.50%	9.77% to	11.53%
2011	5,226	$9.45	to	$12.33	$ 60,328	3.23%	0.00%	to	1.50%	-2.19% to	-0.68%
2010	4,993	$9.61	to	$12.42	$ 58,754	2.36%	0.00%	to	1.50%	9.61% to	11.39%
2009	4,158	$8.71	to	$11.17	$ 44,359	3.84%	0.00%	to	1.50%	20.49% to	22.39%
2008	3,218	$7.17	to	$9.13	$ 28,425	1.76%	0.00%	to	1.50%	-27.98% to	-26.84%
ING Solution 2015 Portfolio - Service 2 Class
2012	855	$12.05	to	$12.60	$ 10,582	3.80%	0.00%	to	1.55%	9.55% to	11.21%
2011	1,241	$11.00	to	$11.33	$ 13,912	3.32%	0.00%	to	1.55%	-2.40% to	-0.79%
2010	1,297	$11.27	to	$11.42	$ 14,738	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2025 Portfolio - Adviser Class
2012	35		$12.07		$ 427	2.46%		0.35%		12.80%
2011	36		$10.70		$ 387	1.90%		0.35%		-3.69%
2010	32	$11.11	to	$12.08	$ 351	0.05%	0.00%	to	0.95%	12.38% to	13.53%
2009	1,753	$9.82	to	$10.64	$ 18,118	3.06%	0.00%	to	1.55%	23.44% to	25.32%
2008	1,449	$7.86	to	$8.49	$ 12,028	1.43%	0.00%	to	1.55%	-34.96% to	-33.93%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Initial Class
2012	50	$10.35	to	$10.37	$ 521	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2025 Portfolio - Service Class
2012	8,785	$9.79	to	$13.48	$ 110,500	2.73%	0.00%	to	1.50%	11.77% to	13.49%
2011	8,260	$8.71	to	$11.89	$ 92,206	2.18%	0.00%	to	1.50%	-4.53% to	-3.03%
2010	7,451	$9.07	to	$12.27	$ 86,539	1.58%	0.00%	to	1.50%	12.04% to	13.82%
2009	6,278	$8.03	to	$10.78	$ 64,506	3.13%	0.00%	to	1.50%	23.86% to	25.93%
2008	4,569	$6.43	to	$8.57	$ 37,936	1.41%	0.00%	to	1.50%	-34.86% to	-33.95%
ING Solution 2025 Portfolio - Service 2 Class
2012	1,219	$12.47	to	$13.04	$ 15,599	2.31%	0.00%	to	1.55%	11.61% to	13.29%
2011	1,727	$11.17	to	$11.51	$ 19,675	2.22%	0.00%	to	1.55%	-4.77% to	-3.20%
2010	1,708	$11.73	to	$11.89	$ 20,208	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2035 Portfolio - Adviser Class
2012	22		$12.07		$ 266	1.99%		0.35%		14.41%
2011	32		$10.55		$ 338	1.12%		0.35%		-5.21%
2010	34	$11.13	to	$11.56	$ 379	0.05%	0.35%	to	1.00%	13.11% to	13.92%
2009	1,547	$9.77	to	$10.71	$ 16,062	2.66%	0.00%	to	1.55%	26.08% to	28.11%
2008	1,196	$7.66	to	$8.36	$ 9,767	1.45%	0.00%	to	1.55%	-38.14% to	-37.24%
ING Solution 2035 Portfolio - Initial Class
2012	125	$10.42	to	$10.43	$ 1,299	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2012	7,612	$9.54	to	$13.64	$ 96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011	6,862	$8.36	to	$11.85	$ 76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$ 70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$ 52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$ 27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
ING Solution 2035 Portfolio - Service 2 Class
2012	1,165	$12.66	to	$13.24	$ 15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011	1,444	$11.18	to	$11.52	$ 16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$ 17,154	(c)	0.00%	to	1.55%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2045 Portfolio - Adviser Class
2012	10		$11.87		$ 117	1.72%		0.35%		14.80%
2011	11		$10.34		$ 115	1.03%		0.35%		-5.74%
2010	7		$10.97		$ 80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$ 11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$ 6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
ING Solution 2045 Portfolio - Initial Class
2012	77		$10.44		$ 803	(e)		0.45%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2045 Portfolio - Service Class
2012	5,506	$9.22	to	$13.63	$ 70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011	4,993	$8.06	to	$11.80	$ 55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$ 49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$ 36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$ 17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service 2 Class
2012	881	$12.75	to	$13.34	$ 11,546	1.54%	0.00%	to	1.55%	13.64% to	15.40%
2011	1,168	$11.22	to	$11.56	$ 13,383	1.25%	0.00%	to	1.55%	-6.89% to	-5.40%
2010	1,142	$12.05	to	$12.22	$ 13,890	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Initial Class
2012	10		$12.65		$ 124	(e)		0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service Class
2012	272	$11.67	to	$12.73	$ 3,384	1.04%	0.00%	to	1.50%	13.86% to	15.52%
2011	130	$10.20	to	$11.02	$ 1,414	0.37%	0.05%	to	1.50%	-6.52% to	-5.16%
2010	19	$11.50	to	$11.62	$ 222	(c)	0.05%	to	1.50%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Service 2 Class
2012	35	$12.22	to	$12.68	$ 438	0.86%	0.00%	to	1.40%	13.77% to	15.27%
2011	24	$10.74	to	$11.00	$ 259	0.46%	0.00%	to	1.45%	-6.43% to	-5.25%
2010	15	$11.51	to	$11.61	$ 174	(c)	0.00%	to	1.25%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Growth Portfolio - Service Class
2012	219	$10.10	to	$10.71	$ 2,273	1.63%	0.25%	to	1.50%	11.97% to	13.45%
2011	193	$9.02	to	$9.44	$ 1,775	0.33%	0.25%	to	1.50%	-3.94% to	-2.68%
2010	131	$9.39	to	$9.70	$ 1,246	1.11%	0.25%	to	1.50%	11.11% to	12.40%
2009	86	$8.45	to	$8.63	$ 737	0.66%	0.25%	to	1.50%	22.87% to	23.99%
2008	25	$6.91	to	$6.96	$ 174	(a)	0.25%	to	1.25%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Adviser Class
2012	20		$12.99		$ 257	3.93%		0.35%		9.16%
2011	25		$11.90		$ 303	2.00%		0.35%		-0.17%
2010	84	$11.92	to	$12.20	$ 998	0.63%	0.25%	to	0.40%	8.82% to	9.03%
2009	776	$10.61	to	$11.32	$ 8,576	5.19%	0.00%	to	1.40%	15.42% to	16.94%
2008	854	$9.19	to	$9.68	$ 8,109	1.98%	0.00%	to	1.40%	-18.09% to	-16.91%
ING Solution Income Portfolio - Initial Class
2012	193	$10.20	to	$10.22	$ 1,968	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution Income Portfolio - Service Class
2012	1,014	$11.31	to	$13.84	$ 13,244	5.01%	0.00%	to	1.50%	8.15% to	9.75%
2011	1,144	$10.40	to	$12.61	$ 13,757	3.92%	0.00%	to	1.50%	-1.13% to	0.42%
2010	1,044	$10.46	to	$12.57	$ 12,512	3.39%	0.00%	to	1.50%	7.95% to	9.78%
2009	852	$9.63	to	$11.47	$ 9,378	5.44%	0.00%	to	1.50%	15.44% to	17.28%
2008	733	$8.35	to	$9.78	$ 6,949	2.09%	0.00%	to	1.50%	-17.91% to	-16.70%
ING Solution Income Portfolio - Service 2 Class
2012	173	$11.68	to	$12.17	$ 2,070	4.41%	0.00%	to	1.40%	8.05% to	9.64%
2011	241	$10.80	to	$11.10	$ 2,646	3.22%	0.00%	to	1.45%	-1.10% to	0.27%
2010	458	$10.93	to	$11.07	$ 5,049	(c)	0.00%	to	1.40%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Moderate Portfolio - Service Class
2012	326	$10.68	to	$11.32	$ 3,570	1.85%	0.25%	to	1.50%	10.33% to	11.64%
2011	305	$9.68	to	$10.14	$ 3,018	0.54%	0.25%	to	1.50%	-2.22% to	-0.88%
2010	247	$9.90	to	$10.23	$ 2,487	1.49%	0.25%	to	1.50%	9.51% to	10.95%
2009	167	$9.04	to	$9.22	$ 1,529	0.93%	0.25%	to	1.50%	18.61% to	19.90%
2008	82	$7.63	to	$7.69	$ 625	(a)	0.25%	to	1.40%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2012	32		$14.57		$ 465	-		0.35%		15.27%
2011	32		$12.64		$ 409	0.23%		0.35%		-4.53%
2010	34		$13.24		$ 451	-		0.35%		27.31%
2009	30		$10.40		$ 313	-		0.35%		45.05%
2008	30		$7.17		$ 212	-		0.35%		-43.54%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2012	20,973	$11.26	to	$17.17	$ 324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011	22,944	$9.79	to	$14.79	$ 309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010	24,412	$10.25	to	$15.35	$ 345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$ 281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$ 200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	43	$11.02	to	$16.48	$ 586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011	47	$9.63	to	$14.22	$ 580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010	43	$10.15	to	$14.80	$ 562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$ 368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
2008	37	$5.56	to	$7.91	$ 272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2012	89		$13.68		$ 1,224	-		0.35%		17.93%
2011	98		$11.60		$ 1,139	-		0.35%		-1.94%
2010	101		$11.83		$ 1,195	-		0.35%		15.87%
2009	105		$10.21		$ 1,070	-		0.35%		41.81%
2008	103		$7.20		$ 743	0.32%		0.35%		-42.72%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2012	9,885	$10.71	to	$32.97	$ 247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011	9,608	$9.08	to	$28.03	$ 208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010	10,050	$9.27	to	$28.62	$ 223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$ 200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%
2008	10,195	$5.63	to	$17.48	$ 141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	176	$13.81	to	$16.52	$ 2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011	156	$11.83	to	$14.07	$ 2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010	152	$12.17	to	$14.40	$ 2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
2009	140	$10.60	to	$12.48	$ 1,598	-	0.00%	to	1.55%	40.40%	to	42.58%
2008	126	$7.55	to	$8.84	$ 1,018	1.15%	0.00%	to	1.55%	-43.28%	to	-42.36%
ING Templeton Foreign Equity Portfolio - Adviser Class
2012	61		$9.17		$ 562	1.18%		0.35%		17.87%
2011	59		$7.78		$ 457	2.05%		0.35%		-12.68%
2010	36		$8.91		$ 324	1.86%		0.35%		7.87%
2009	26		$8.26		$ 215	-		0.35%		30.90%
2008	23		$6.31		$ 143	(a)		0.35%			(a)
ING Templeton Foreign Equity Portfolio - Initial Class
2012	11,465	$8.83	to	$9.55	$ 104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011	10,100	$7.54	to	$8.03	$ 77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010	10,877	$8.70	to	$9.13	$ 96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
2009	11,443	$8.11	to	$8.38	$ 94,024	-	0.00%	to	1.50%	30.10%	to	32.18%
2008	12,039	$6.23	to	$6.34	$ 75,608	(a)	0.00%	to	1.50%		(a)
ING Templeton Foreign Equity Portfolio - Service Class
2012	25	$10.47	to	$11.50	$ 284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011	9	$8.95	to	$9.69	$ 86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010	8	$10.32	to	$11.04	$ 88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
2009	6	$9.64	to	$10.17	$ 57	-	0.00%	to	1.45%	30.01%	to	31.91%
2008	5	$7.43	to	$7.71	$ 40	0.04%	0.00%	to	1.40%	-41.32%
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
2012	7		$10.78		$ 75	-		0.35%		12.53%
2011	9		$9.58		$ 82	1.27%		0.35%		-3.33%
2010	8		$9.91		$ 75	-		0.35%		12.36%
2009	9		$8.82		$ 77	1.67%		0.35%		30.67%
2008	6		$6.75		$ 43	3.57%		0.35%		-40.27%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2012	4,383	$9.17	to	$20.64	$ 67,687	0.96%	0.00%	to	1.95%	11.25%	to	13.48%
2011	4,859	$8.15	to	$18.24	$ 66,888	1.11%	0.00%	to	1.95%	-4.46%	to	-2.54%
2010	5,497	$8.44	to	$18.72	$ 78,055	0.90%	0.00%	to	1.95%	11.28%	to	13.46%
2009	6,024	$7.50	to	$16.50	$ 76,337	1.44%	0.00%	to	1.95%	29.15%	to	31.83%
2008	6,593	$5.74	to	$12.52	$ 64,277	2.42%	0.00%	to	1.95%	-40.95%	to	-5.47%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	2		$10.31		$ 17	-		1.00%		12.07%
2011	2		$9.20		$ 18	-		1.00%		-3.66%
2010	2		$9.55		$ 16	-		1.00%		11.83%
2009	1		$8.54		$ 10	-		1.00%		30.18%
2008	1		$6.56		$ 6	-		1.00%		-40.58%
ING Core Equity Research Fund - Class A
2012	11	$17.16	to	$17.78	$ 190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011	13	$14.79	to	$15.19	$ 189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$ 200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$ 129	(b)	0.40%	to	1.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Strategic Allocation Conservative Portfolio - Class I
2012	1,798	$11.03	to	$24.14	$ 33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011	1,920	$9.91	to	$21.55	$ 31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$ 30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$ 29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$ 25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
ING Strategic Allocation Growth Portfolio - Class I
2012	3,688	$9.63	to	$23.66	$ 64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011	3,981	$8.45	to	$20.63	$ 61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$ 65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$ 60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$ 48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2012	3,554	$10.27	to	$23.66	$ 61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011	3,774	$9.12	to	$20.83	$ 57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$ 61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$ 56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$ 46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
ING Growth and Income Portfolio - Class A
2012	71		$11.08		$ 785	1.34%		0.35%		14.82%
2011	89		$9.65		$ 856	1.09%		0.35%		-1.03%
2010	62		$9.75		$ 606	0.99%		0.35%		13.11%
2009	47		$8.62		$ 403	1.03%		0.35%		29.24%
2008	56		$6.67		$ 371	1.89%		0.35%		-38.18%
ING Growth and Income Portfolio - Class I
2012	42,100	$10.12	to	$353.70	$ 1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011	47,467	$8.82	to	$308.39	$ 1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$ 1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$ 1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$ 926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
ING Growth and Income Portfolio - Class S
2012	533	$10.84	to	$16.04	$ 6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011	737	$9.58	to	$13.95	$ 7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$ 1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$ 884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$ 305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
ING GET U.S. Core Portfolio - Series 11
2012	1		$10.24		$ 6	5.41%		1.75%		-2.20%
2011	3		$10.47		$ 31	3.23%		1.75%		-0.95%	to	-0.85%
2010	3	$10.56	to	$10.57	$ 31	3.23%		1.75%		3.02%	to	3.02%
2009	3	$10.25	to	$10.26	$ 31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$ 32	2.53%		1.75%		-1.22%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class
2012	-	$8.98	$ 2	-	0.35%	7.03%
2011	-	$8.39	$ 2	(d)	0.35%	(d)
2010	(d)	(d)	(d)	(d)	(d)	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)

ING BlackRock Science and Technology Opportunities Portfolio - Class I
2012	8,547	$4.74	to	$16.71	$ 44,495	0.19%	0.00%	to	1.50%	6.24%	to	7.89%
2011	9,379	$4.46	to	$15.53	$ 45,758	-	0.00%	to	1.50%	-11.86%	to	-10.44%
2010	9,177	$5.06	to	$17.38	$ 50,430	-	0.00%	to	1.90%	16.36%	to	18.65%
2009	8,967	$4.33	to	$14.70	$ 42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$ 23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
ING Index Plus LargeCap Portfolio - Class I
2012	13,613	$9.05	to	$24.77	$ 269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011	15,065	$8.03	to	$21.65	$ 262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$ 292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$ 283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$ 247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
ING Index Plus LargeCap Portfolio - Class S
2012	31		$11.87		$ 368	1.60%		0.35%		13.70%
2011	37		$10.44		$ 383	1.64%		0.35%		-0.76%
2010	33		$10.52		$ 348	1.94%		0.35%		13.24%
2009	40		$9.29		$ 375	2.57%		0.35%		22.56%
2008	43		$7.58		$ 325	1.52%		0.35%		-37.56%
ING Index Plus MidCap Portfolio - Class I
2012	11,422	$10.89	to	$31.28	$ 298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011	12,437	$9.33	to	$26.58	$ 280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$ 307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$ 274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$ 212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus MidCap Portfolio - Class S
2012	29		$13.29		$ 387	0.52%		0.35%		16.99%
2011	34		$11.36		$ 389	0.41%		0.35%		-1.73%
2010	51		$11.56		$ 590	0.94%		0.35%		21.05%
2009	49		$9.55		$ 472	1.09%		0.35%		31.00%
2008	36		$7.29		$ 260	1.33%		0.35%		-37.90%
ING Index Plus SmallCap Portfolio - Class I
2012	6,083	$10.24	to	$21.69	$ 109,978	0.58%	0.00%	to	1.95%	10.36% to	12.38%
2011	6,805	$9.19	to	$19.30	$ 110,537	0.86%	0.00%	to	1.80%	-2.52% to	-0.72%
2010	7,455	$9.34	to	$19.44	$ 122,910	0.69%	0.00%	to	2.10%	20.30% to	22.86%
2009	7,647	$7.67	to	$15.83	$ 103,515	1.74%	0.00%	to	2.10%	22.25% to	24.85%
2008	7,836	$6.19	to	$12.68	$ 85,771	0.96%	0.00%	to	2.10%	-34.86% to	-33.54%
ING Index Plus SmallCap Portfolio - Class S
2012	15		$11.77		$ 176	-		0.35%		11.78%
2011	17		$10.53		$ 181	0.60%		0.35%		-1.31%
2010	14		$10.67		$ 154	0.72%		0.35%		22.08%
2009	14		$8.74		$ 122	1.11%		0.35%		23.97%
2008	8		$7.05		$ 58	-		0.35%		-33.86%
ING International Index Portfolio - Class I
2012	2,347	$7.89	to	$14.68	$ 20,592	2.78%	0.00%	to	1.80%	16.54% to	18.84%
2011	2,344	$6.77	to	$12.49	$ 17,553	2.70%	0.00%	to	1.80%	-13.76% to	-12.20%
2010	2,334	$7.85	to	$14.36	$ 20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43	to	$13.44	$ 19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$ 220	(a)	0.30%	to	1.25%	(a)
ING International Index Portfolio - Class S
2012	-		$14.14		$ 5	-		0.35%		18.03%
2011	1		$11.98		$ 7	-		0.35%		-12.75%
2010	1		$13.73		$ 13	6.25%		0.35%		7.27%
2009	1		$12.80		$ 19	(b)		0.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2012	547	$16.10	to	$17.01	$ 8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011	367	$14.28	to	$14.86	$ 5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010	274	$13.91	to	$14.26	$ 3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%
2009	221	$12.47	to	$12.76	$ 2,772	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2012	36	$16.02	to	$16.87	$ 585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011	41	$14.06	to	$14.63	$ 581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010	37	$13.60	to	$14.12	$ 508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
2009	29	$12.15	to	$12.60	$ 353	(b)	0.00%	to	1.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Index Portfolio - Class I
2012	2,210	$10.16	to	$10.99	$ 23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011	1,513	$8.96	to	$9.51	$ 13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010	1,295	$8.89	to	$9.27	$ 11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
2009	1,190	$8.06	to	$8.27	$ 9,692	-	0.00%	to	1.60%	21.90%	to	23.65%
2008	403	$6.62	to	$6.68	$ 2,675	(a)	0.00%	to	1.45%		(a)
ING Russell™ Large Cap Index Portfolio - Class S
2012	4		$16.36		$ 65	2.70%		0.95%		14.17%
2011	1		$14.33		$ 9	-		0.95%		1.20%
2010	1		$14.16		$ 10	(c)		0.95%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio - Class I
2012	17	$14.90	to	$14.95	$ 255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011	14	$12.98	to	$13.01	$ 184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010	11	$13.03	to	$13.05	$ 145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$ 79	(b)	1.15%	to	1.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S
2012	264	$14.63	to	$15.45	$ 3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011	215	$12.81	to	$13.33	$ 2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010	180	$12.93	to	$13.25	$ 2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$ 1,952	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	325	$17.39	to	$18.37	$ 5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011	335	$15.29	to	$15.91	$ 5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010	291	$15.87	to	$16.26	$ 4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$ 3,049	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Index Portfolio - Class I
2012	2,011	$11.05	to	$12.02	$ 23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011	786	$9.62	to	$10.27	$ 7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$ 6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$ 3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$ 1,329	(a)	0.00%	to	1.25%		(a)
ING Russell™ Small Cap Index Portfolio - Class I
2012	1,049	$11.50	to	$12.50	$ 12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011	648	$10.09	to	$10.77	$ 6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$ 5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$ 1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$ 635	(a)	0.25%	to	1.40%		(a)
ING Small Company Portfolio - Class I
2012	4,493	$11.29	to	$38.48	$ 122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011	4,827	$9.95	to	$33.68	$ 116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$ 129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$ 107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$ 86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class S
2012	14		$14.73		$ 207	-		0.35%		13.83%
2011	14		$12.94		$ 184	-		0.35%		-3.00%
2010	11		$13.34		$ 149	-		0.35%		23.52%
2009	11		$10.80		$ 118	0.92%		0.35%		26.76%
2008	12		$8.52		$ 100	1.07%		0.35%		-31.46%
ING U.S. Bond Index Portfolio - Class I
2012	937	$11.83	to	$12.85	$ 11,539	2.32%	0.00%	to	1.80%	2.30% to	3.88%
2011	794	$11.71	to	$12.37	$ 9,456	2.02%	0.00%	to	1.50%	5.58% to	7.19%
2010	477	$11.09	to	$11.54	$ 5,363	2.67%	0.00%	to	1.55%	4.52% to	6.16%
2009	368	$10.61	to	$10.87	$ 3,932	2.62%	0.00%	to	1.50%	4.32% to	5.84%
2008	153	$10.17	to	$10.27	$ 1,559	(a)	0.00%	to	1.50%	(a)
ING International Value Portfolio - Class I
2012	4,356	$7.25	to	$15.06	$ 59,954	2.51%	0.00%	to	1.50%	17.41% to	19.24%
2011	5,279	$6.14	to	$12.70	$ 62,017	2.61%	0.00%	to	1.55%	-16.21% to	-14.84%
2010	6,060	$7.28	to	$15.07	$ 84,378	2.04%	0.00%	to	1.70%	0.73% to	2.49%
2009	7,742	$7.16	to	$14.85	$ 105,099	1.56%	0.00%	to	1.70%	25.00% to	27.22%
2008	7,918	$5.67	to	$11.79	$ 84,985	2.94%	0.00%	to	1.70%	-43.63% to	-42.79%
ING International Value Portfolio - Class S
2012	20		$11.15		$ 218	2.34%		0.35%		18.62%
2011	22		$9.40		$ 210	2.54%		0.35%		-15.24%
2010	24		$11.09		$ 263	1.83%		0.35%		1.93%
2009	26		$10.88		$ 283	1.51%		0.35%		25.78%
2008	29		$8.65		$ 248	3.02%		0.35%		-42.52%
ING MidCap Opportunities Portfolio - Class I
2012	2,646	$9.83	to	$21.94	$ 49,515	0.59%	0.00%	to	1.50%	12.48% to	14.21%
2011	1,972	$11.38	to	$19.31	$ 32,603	-	0.00%	to	1.50%	-1.94% to	-0.51%
2010	1,410	$11.54	to	$18.47	$ 23,611	0.72%	0.00%	to	1.50%	28.37% to	30.35%
2009	998	$8.92	to	$14.17	$ 12,935	0.21%	0.00%	to	1.50%	39.29% to	41.60%
2008	935	$6.36	to	$10.69	$ 8,648	-	0.00%	to	1.50%	-38.51% to	-37.84%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2012	122	$13.41	to	$17.75	$ 1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011	164	$12.00	to	$15.64	$ 2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$ 2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$ 276	-		0.35%		40.51%
2008	12		$8.69		$ 108	-		0.35%		-37.93%
ING SmallCap Opportunities Portfolio - Class I
2012	2,283	$9.77	to	$19.73	$ 28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011	1,989	$10.26	to	$17.18	$ 21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$ 20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$ 11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$ 8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
ING SmallCap Opportunities Portfolio - Class S
2012	5		$16.13		$ 80	-		0.35%		14.56%
2011	6		$14.08		$ 86	-		0.35%		0.14%
2010	15		$14.06		$ 213	-		0.35%		31.65%
2009	6		$10.68		$ 60	-		0.35%		30.24%
2008	6		$8.20		$ 47	-		0.35%		-34.82%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2012	4	$25.63	to	$40.04	$ 174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011	4	$22.71	to	$35.79	$ 151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$ 242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$ 261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$ 236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2012	11	$22.19	to	$35.53	$ 365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011	11	$19.05	to	$30.67	$ 322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$ 363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$ 327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$ 240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2012	1	$21.52	to	$31.52	$ 40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011	2	$20.09	to	$29.46	$ 65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$ 66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$ 62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$ 98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
Janus Aspen Series Janus Portfolio - Institutional Shares
2012	4	$10.04	to	$24.98	$ 70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011	4	$8.54	to	$21.31	$ 57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$ 82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$ 84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$ 75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
Janus Aspen Series Worldwide Portfolio - Institutional Shares
2012	6	$12.10	to	$23.33	$ 135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011	6	$10.15	to	$19.68	$ 114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$ 164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$ 172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$ 154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
JPMorgan Government Bond Fund - Select Class
2012	1		$10.04		$ 10	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2012	571	$8.40	to	$9.63	$ 5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011	452	$8.09	to	$9.13	$ 3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$ 2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$ 1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$ 388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2012	31		$11.00		$ 337	-		0.90%		9.45%
2011	29		$10.05		$ 291	-		0.90%		0.60%
2010	28	$9.99	to	$11.93	$ 316	-	0.90%	to	1.05%	15.32% to	15.49%
2009	27	$8.65	to	$10.34	$ 269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$ 206	-		1.05%		-33.80%
Loomis Sayles Small Cap Value Fund - Retail Class
2012	838	$12.29	to	$13.17	$ 10,558	0.87%	0.00%	to	1.50%	14.33% to	16.04%
2011	668	$10.75	to	$11.35	$ 7,314	-	0.00%	to	1.50%	-3.24% to	-1.82%
2010	413	$11.11	to	$11.56	$ 4,646	0.50%	0.00%	to	1.50%	22.90% to	24.70%
2009	276	$9.04	to	$9.27	$ 2,518	0.18%	0.00%	to	1.50%	26.61% to	28.19%
2008	126	$7.14	to	$7.20	$ 905	(a)	0.25%	to	1.50%	(a)
Lord Abbett Developing Growth Fund, Inc. - Class A
2012	6	$15.18	to	$15.81	$ 93	-	0.20%	to	1.60%	8.85% to	9.75%
2011	5	$13.96	to	$14.26	$ 77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$ 19	(c)	0.60%	to	1.05%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Core Fixed Income Fund - Class A
2012	5	$10.97	to	$11.13	$ 59	1.80%	0.90%	to	1.45%	4.28% to	4.90%
2011	5	$10.52	to	$10.61	$ 51	3.64%	0.90%	to	1.45%	3.93%
2010	-		$10.17		$ 4	(c)		1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
2012	63	$13.75	to	$17.02	$ 960	0.52%	0.55%	to	1.45%	12.89% to	13.91%
2011	102	$11.90	to	$15.01	$ 1,343	0.14%	0.55%	to	1.75%	-5.63% to	-4.54%
2010	106	$12.61	to	$15.79	$ 1,451	0.40%	0.60%	to	1.75%	23.39% to	24.77%
2009	96	$10.13	to	$12.70	$ 1,054	0.67%	0.60%	to	1.90%	24.29% to	25.89%
2008	85	$8.15	to	$10.13	$ 739	1.80%	0.55%	to	1.90%	-40.51% to	-39.78%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Small-Cap Value Fund - Class A
2012	60	$18.53	to	$20.35	$ 1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011	63	$17.03	to	$18.50	$ 1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$ 1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$ 1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$ 1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
Lord Abbett Fundamental Equity Fund - Class A
2012	12	$12.57	to	$13.09	$ 158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	4	$11.52	to	$11.85	$ 45	(d)	0.20%	to	1.65%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC
2012	6,044	$9.65	to	$18.71	$ 95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011	6,523	$8.50	to	$16.51	$ 90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$ 98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$ 88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$ 75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
MainStay Large Cap Growth Fund - Class R3
2012	31		$13.90		$ 424	(e)		-			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2012	49	$13.52	to	$15.05	$ 718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011	33	$12.20	to	$12.95	$ 428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$ 371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$ 297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$ 364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund® - Trust Class
2012	7	$12.94	to	$13.39	$ 95	-	0.35%	to	1.75%	8.44%
2011	5	$11.99	to	$12.15	$ 66	(d)	0.85%	to	1.80%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund® - Trust Class
2012	779	$10.12	to	$11.95	$ 8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011	1,002	$9.22	to	$10.81	$ 10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$ 7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$ 3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$ 2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
New Perspective Fund®, Inc. - Class R-3
2012	122	$15.94	to	$18.14	$ 2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011	236	$13.33	to	$15.07	$ 3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$ 4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$ 3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$ 2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
New Perspective Fund®, Inc. - Class R-4
2012	5,050	$10.22	to	$18.95	$ 88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011	4,619	$8.77	to	$15.69	$ 67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	$ 72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$ 59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$ 39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
Oppenheimer Capital Appreciation Fund - Class A
2012	44	$11.27	to	$12.00	$ 520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011	39	$10.05	to	$10.62	$ 400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	$ 456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$ 538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$ 363	-	0.55%	to	1.55%	-46.74%	to	-46.17%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2012	4,295	$11.29	to	$85.45	$ 275,812	0.41%	0.00%	to	1.75%	18.73% to	20.87%
2011	4,737	$9.42	to	$70.71	$ 259,497	1.67%	0.00%	to	1.75%	-19.52% to	-18.09%
2010	4,842	$11.61	to	$86.33	$ 325,715	0.15%	0.00%	to	1.95%	24.54% to	26.97%
2009	4,581	$9.22	to	$67.99	$ 241,957	0.54%	0.00%	to	1.95%	78.72% to	81.84%
2008	3,873	$5.11	to	$37.41	$ 114,355	1.45%	0.00%	to	1.65%	-48.87% to	-48.03%
Oppenheimer Developing Markets Fund - Class Y
2012	3,248	$10.89	to	$10.91	$ 35,375	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Oppenheimer Gold & Special Minerals Fund - Class A
2012	1	$11.40	to	$11.82	$ 16	(g)	0.20%	to	1.45%	(g)
2011	1	$12.79	to	$12.89	$ 7	-	0.80%	to	1.20%	-
2010	2		$17.52		$ 38	(c)		0.60%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer International Bond Fund - Class A
2012	11	$11.49	to	$11.74	$ 128	3.82%	0.70%	to	1.45%	9.22% to	9.87%
2011	13	$10.50	to	$10.65	$ 134	6.49%	0.80%	to	1.55%	-1.77% to	-1.12%
2010	5	$10.71	to	$10.76	$ 52	(c)	0.85%	to	1.45%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer Global Securities Fund/VA
2012	9	$15.16	to	$28.15	$ 226	2.31%	0.50%	to	1.80%	19.09% to	20.66%
2011	10	$12.73	to	$23.58	$ 207	1.23%	0.40%	to	1.80%	-9.97% to	-8.76%
2010	12	$14.14	to	$25.57	$ 281	1.44%	0.50%	to	1.80%	13.94% to	15.39%
2009	13	$12.41	to	$22.16	$ 273	2.31%	0.50%	to	1.80%	37.28% to	39.11%
2008	17	$9.06	to	$15.97	$ 247	1.70%	0.45%	to	1.75%	-41.25% to	-40.45%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Global Strategic Income Fund/VA
2012	5	$20.58	to	$22.66	$ 109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011	5	$18.36	to	$20.08	$ 106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$ 112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$ 104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$ 105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
Oppenheimer Main Street Fund®/VA
2012	7	$9.81	to	$11.19	$ 67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011	8	$8.52	to	$9.69	$ 65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	$ 74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$ 72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$ 63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
2012	718	$11.06	to	$17.24	$ 10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011	711	$9.46	to	$14.76	$ 9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	$ 10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$ 8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$ 4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2012	5	$5.18	to	$10.42	$ 41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011	2	$4.51	to	$9.06	$ 11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$ 15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$ 15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$ 13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
Parnassus Equity Income Fund - Investor Shares
2012	59	$10.04	to	$16.12	$ 622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	3		$14.03		$ 42	(d)		1.25%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pax World Balanced Fund - Individual Investor Class
2012	3,574	$9.88	to	$14.64	$ 46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011	4,035	$8.96	to	$13.16	$ 47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$ 52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$ 54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$ 44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
PIMCO Real Return Portfolio - Administrative Class
2012	16,021	$14.33	to	$17.87	$ 260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011	13,442	$13.30	to	$16.43	$ 201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$ 158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$ 112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$ 67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
Pioneer Equity Income Fund - Class Y
2012	111		$9.93		$ 1,099	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Pioneer High Yield Fund - Class A
2012	133	$14.79	to	$16.98	$ 2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011	303	$13.09	to	$14.80	$ 4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$ 4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$ 4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$ 2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
Pioneer Strategic Income Fund - Class A
2012	124	$11.90	to	$12.39	$ 1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	22	$10.98	to	$11.16	$ 248	(d)	0.20%	to	1.05%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Emerging Markets VCT Portfolio - Class I
2012	1,799	$6.91	to	$9.31	$ 15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011	2,217	$6.23	to	$8.32	$ 17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$ 28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$ 27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$ 11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
Pioneer High Yield VCT Portfolio - Class I
2012	1,725	$13.24	to	$17.39	$ 27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011	1,673	$11.51	to	$14.89	$ 23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$ 22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$ 19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$ 11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
Columbia Diversified Equity Income Fund - Class K
2012	742	$9.38	to	$10.05	$ 7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011	691	$8.28	to	$8.74	$ 5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010	592	$8.85	to	$9.21	$ 5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$ 3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$ 1,464	(a)	0.25%	to	1.50%		(a)
Columbia Diversified Equity Income Fund - Class R4
2012	9	$9.56	to	$9.86	$ 88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011	8	$8.40	to	$8.60	$ 68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010	18	$8.96	to	$9.12	$ 160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$ 233	(b)	0.25%	to	1.10%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Royce Total Return Fund - Class K
2012	-		$13.85		$ 1	(g)		1.40%			(g)
2011	-		$12.31		-	(d)		1.30%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2012	755	$10.28	to	$11.02	$ 7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011	764	$8.55	to	$9.03	$ 6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$ 6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$ 2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$ 434	(a)	0.25%	to	1.50%		(a)
T. Rowe Price Mid-Cap Value Fund - R Class
2012	44	$16.61	to	$18.49	$ 777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011	42	$14.15	to	$15.55	$ 625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$ 803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$ 999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$ 699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
T. Rowe Price Value Fund - Advisor Class
2012	19		$12.07		$ 226	1.50%		1.00%		17.99%
2011	17		$10.23		$ 173	1.19%		1.00%		-3.13%
2010	15		$10.56		$ 163	2.21%		1.00%		14.66%
2009	12		$9.21		$ 109	2.61%		1.00%		35.64%
2008	6		$6.79		$ 44	1.90%		1.00%		-40.44%
Templeton Foreign Fund - Class A
2012	77	$9.79	to	$15.76	$ 1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011	84	$11.94	to	$13.34	$ 1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$ 1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$ 1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$ 658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
Templeton Global Bond Fund - Advisor Class
2012	3,507	$10.56	to	$10.57	$ 37,035	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2012	8,916	$10.72	to	$35.09	$ 204,498	5.98%	0.00%	to	1.50%	14.03% to	15.85%
2011	9,995	$9.37	to	$30.30	$ 209,387	6.17%	0.95%	to	1.50%	-3.81% to	-2.38%
2010	9,629	$13.96	to	$31.04	$ 207,794	5.51%	0.00%	to	1.50%	10.99% to	12.71%
2009	8,132	$12.49	to	$27.54	$ 155,610	4.38%	0.00%	to	1.50%	17.11% to	18.86%
2008	6,885	$10.59	to	$23.17	$ 110,722	9.04%	0.00%	to	1.50%	4.73% to	6.28%
Thornburg International Value Fund - Class R4
2012	3	$11.58	to	$11.73	$ 34	(g)	0.90%	to	1.35%	(g)
2011	5	$10.28	to	$10.31	$ 55	(d)	0.60%	to	0.75%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
USAA Precious Metals and Minerals Fund - Adviser Shares
2012	1,062	$7.55	to	$7.74	$ 8,081	-	0.00%	to	1.50%	-13.42% to	-12.05%
2011	552	$8.71	to	$8.80	$ 4,823	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
Invesco Van Kampen American Franchise Fund - Class I Shares
2012	702	$9.77	to	$36.28	$ 19,755	(e)	0.00%	to	1.50%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Diversified Value Portfolio
2012	6	$13.94	to	$15.27	$ 87	2.37%	0.95%	to	2.00%	14.17% to	15.42%
2011	6	$12.21	to	$13.23	$ 82	2.38%	0.95%	to	2.00%	1.92% to	2.96%
2010	7	$11.98	to	$12.85	$ 86	2.35%	0.95%	to	2.00%	7.16% to	8.26%
2009	7	$11.18	to	$11.87	$ 84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$ 80	3.09%	0.95%	to	1.95%	-37.34% to	-36.73%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2012	29	$14.46	to	$15.64	$ 446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011	25	$13.01	to	$14.00	$ 351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$ 303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$ 225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$ 165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
Small Company Growth Portfolio
2012	2	$14.87	to	$16.29	$ 25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011	6	$13.23	to	$14.34	$ 92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$ 110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$ 93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$ 64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
Victory Small Company Opportunity Fund - Class R
2012	1	$13.81	to	$14.07	$ 13	-	0.60%	to	1.25%	11.23%
2011	-		$12.65		$ 1	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Wanger International
2012	3,149	$9.59	to	$11.16	$ 33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011	2,787	$7.96	to	$9.18	$ 24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$ 25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$ 14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$ 6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
Wanger Select
2012	5,096	$9.53	to	$17.39	$ 82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011	5,695	$8.12	to	$14.68	$ 78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$ 102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$ 68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4,338	$4.80	to	$8.48	$ 35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger USA
2012	3,344	$9.97	to	$18.69	$ 56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011	2,848	$9.63	to	$15.69	$ 40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$ 35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$ 24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$ 14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
Washington Mutual Investors FundSM, Inc. - Class R-3
2012	317	$12.63	to	$14.50	$ 4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011	361	$11.44	to	$12.94	$ 4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010	389	$10.89	to	$12.13	$ 4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$ 4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$ 3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
Washington Mutual Investors FundSM, Inc. - Class R-4
2012	6,972	$10.09	to	$14.88	$ 94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011	7,177	$9.05	to	$13.14	$ 87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010	7,137	$8.54	to	$12.26	$ 82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$ 74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$ 60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
Wells Fargo Advantage Small Cap Value Fund - Class A
2012	10		$12.97		$ 135	0.82%		1.00%		12.00%
2011	9		$11.58		$ 108	-		1.00%		-8.46%
2010	9		$12.65		$ 118	0.97%		1.00%		18.11%
2009	8		$10.71		$ 88	-		1.00%		50.42%
2008	7		$7.12		$ 46	-		1.00%		-39.04%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2012	3,766	$10.94	to	$28.21	$ 94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011	4,004	$9.73	to	$24.89	$ 89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010	4,325	$10.04	to	$25.47	$ 99,165	-	0.00%	to	1.55%	20.70%	to	22.54%
2009	4,381	$8.26	to	$20.79	$ 82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%
2008	4,235	$6.42	to	$16.03	$ 62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at December 31, 2010, this data is not meaningful and therefore not presented.
(g)	As investment Division is wholly comprised of new contracts at December 31, 2012, this data is not meaningful and therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account , excluding expenses changed through the redemption of units, and is equal to the mortality and expense, administrative, and other charges as defined in the Charges and fees note.
Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Preview | ILIAC201210-K (MINI-K)

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company retrospectively changed its method of accounting for costs associated with acquiring or renewing insurance contracts. Additionally, as discussed in Note 1 to the financial statements, the Company has elected to change its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2013

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011
(In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,458.7 at 2012 and $16,577.9 at 2011)	$20,690.8	$18,134.6
Fixed maturities, at fair value using the fair value option	544.7	511.9
Equity securities, available-for-sale, at fair value (cost of $129.3 at 2012 and $131.8 at 2011)	142.8	144.9
Short-term investments	679.8	216.8
Mortgage loans on real estate, net of valuation allowance of $1.3 at 2012 and 2011	2,872.7	2,373.5
Loan - Dutch State obligation	—	417.0
Policy loans	240.9	245.9
Limited partnerships/corporations	179.6	510.6
Derivatives	512.7	446.6
Securities pledged (amortized cost of $207.2 at 2012 and $572.5 at 2011)	219.7	593.7
Total investments	26,083.7	23,595.5
Cash and cash equivalents	363.4	217.1
Short-term investments under securities loan agreement, including collateral delivered	186.1	524.8
Accrued investment income	273.0	260.2
Receivable for securities sold	3.9	16.7
Reinsurance recoverable	2,153.7	2,276.3
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	695.0	947.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	—	648.0
Due from affiliates	99.8	52.9
Property and equipment	81.8	84.7
Other assets	101.1	56.3
Assets held in separate accounts	53,655.3	45,295.2
Total assets	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011)
(In millions, except share data)

	As of December 31,
	2012	2011
Liabilities and Shareholder’s Equity
Future policy benefits and contract owner account balances	$24,191.2	$23,062.3
Payable for securities purchased	—	3.3
Payables under securities loan agreement, including collateral held	353.2	634.8
Long-term debt	4.9	4.9
Due to affiliates	95.1	126.0
Derivatives	346.8	360.1
Current income tax payable to Parent	32.1	1.3
Deferred income taxes	507.1	355.2
Other liabilities	424.7	330.5
Liabilities related to separate accounts	53,655.3	45,295.2
Total liabilities	79,610.4	70,173.6

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,217.2	4,533.0
Accumulated other comprehensive income	1,023.0	747.5
Retained earnings (deficit)	(981.6)	(1,307.0)
Total shareholder’s equity	4,261.4	3,976.3
Total liabilities and shareholder’s equity	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$1,348.8	$1,420.9	$1,342.3
Fee income	648.8	614.0	583.5
Premiums	36.0	33.9	67.3
Broker-dealer commission revenue	225.5	218.3	220.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(14.1)	(116.8)	(199.2)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.2)	(9.5)	(52.1)
Net other-than-temporary impairments recognized in earnings	(10.9)	(107.3)	(147.1)
Other net realized capital gains (losses)	70.2	(108.5)	128.3
Total net realized capital gains (losses)	59.3	(215.8)	(18.8)
Other revenue	—	14.5	33.3
Total revenues	2,318.4	2,085.8	2,227.6
Benefits and expenses:
Interest credited and other benefits to contract owners	746.7	763.4	769.2
Operating expenses	696.5	692.0	789.8
Broker-dealer commission expense	225.5	218.3	220.0
Net amortization of deferred policy acquisition costs and value of business acquired	131.1	94.2	(41.2)
Interest expense	2.0	2.6	2.9
Total benefits and expenses	1,801.8	1,770.5	1,740.7
Income (loss) before income taxes	516.6	315.3	486.9
Income tax expense (benefit)	191.2	(5.0)	109.0
Net income (loss)	$325.4	$320.3	$377.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$325.4	$320.3	$377.9
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	408.7	483.8	465.6
Other-than-temporary impairments	10.6	21.3	(12.7)
Pension and other post-employment benefit liability	(2.2)	7.6	(1.4)
Other comprehensive income (loss), before tax	417.1	512.7	451.5
Income tax benefit (expense) related to items of other comprehensive income (loss)	(141.6)	(155.7)	(77.3)
Other comprehensive income (loss), after tax	275.5	357.0	374.2
Comprehensive income (loss)	$600.9	$677.3	$752.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder’s Equity
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2010 - Before change in method	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Cumulative effect of changes in accounting:
Deferred policy acquisition costs	—	—	13.9	(375.9)	(362.0)
Actuarial gains (losses) for pension and post-retirement benefit plans	—	—	17.4	(17.4)	—
Balance at January 1, 2010 - As reported	2.8	4,528.2	16.3	(2,005.2)	2,542.1
Comprehensive income (loss):
Net income (loss)	—	—	—	377.9	377.9
Other comprehensive income (loss), after tax	—	—	374.2	—	374.2
Total comprehensive income (loss)					752.1
Dividends paid and return of capital distribution	—	(203.0)	—	—	(203.0)
Employee related benefits	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	390.5	(1,627.3)	3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distribution of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	$2.8	$4,217.2	$1,023.0	$(981.6)	$4,261.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss)	$325.4	$320.3	$377.9
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(88.1)	(88.9)	(93.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	133.1	97.7	(37.3)
Net accretion/amortization of discount/premium	20.7	37.0	44.3
Future policy benefits, claims reserves and interest credited	569.9	639.0	608.8
Deferred income tax expense (benefit)	9.5	(65.3)	33.6
Net realized capital (gains) losses	(59.3)	215.8	18.8
Depreciation	3.5	3.5	3.4
Change in:
Accrued investment income	(12.8)	(19.7)	(23.3)
Reinsurance recoverable	122.6	79.6	74.0
Other receivables and asset accruals	(44.8)	(3.5)	(86.0)
Due to/from affiliates	(77.8)	54.3	17.2
Other payables and accruals	125.0	(91.9)	85.5
Other, net	60.9	(64.8)	(36.1)
Net cash provided by operating activities	1,087.8	1,113.1	986.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,868.7	6,468.5	6,340.3
Equity securities, available-for-sale	2.4	63.1	12.9
Mortgage loans on real estate	492.2	332.8	179.2
Limited partnerships/corporations	339.4	93.0	87.2
Acquisition of:
Fixed maturities	(5,484.7)	(7,662.0)	(7,383.5)
Equity securities, available-for-sale	(0.7)	(5.7)	(16.7)
Mortgage loans on real estate	(991.3)	(863.1)	(147.2)
Limited partnerships/corporations	(46.1)	(68.5)	(85.5)
Derivatives, net	(36.4)	(78.6)	(147.3)
Policy loans, net	5.0	7.1	1.7
Short-term investments, net	(463.0)	5.3	313.1
Loan-Dutch State obligation, net	416.8	122.4	134.7
Collateral received	57.1	105.3	4.7
Purchases of fixed assets, net	(0.6)	(0.8)	—
Net cash used in investing activities	(1,841.2)	(1,481.2)	(706.4)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,884.3	$3,115.4	$2,022.2
Maturities and withdrawals from investment contracts	(2,292.6)	(2,403.6)	(2,309.7)
Short-term loans to affiliates, net	648.0	(343.9)	(16.9)
Short-term repayments of repurchase agreements, net	—	(214.7)	214.6
Dividends paid and return of capital distribution	(340.0)	—	(203.0)
Capital contribution from parent	—	201.0	—
Net cash provided by (used in) financing activities	899.7	354.2	(292.8)
Net increase (decrease) in cash and cash equivalents	146.3	(13.9)	(12.3)
Cash and cash equivalents, beginning of year	217.1	231.0	243.3
Cash and cash equivalents, end of year	$363.4	$217.1	$231.0
Supplemental cash flow information:
Income taxes paid	$170.1	$108.4	$0.6
Interest paid	—	0.3	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc. ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. ("ING Insurance"), which is a wholly owned subsidiary of ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company. ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO") of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission ("SEC") on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "not-for-profit" organizations) and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications, including the presentation of changes in fair value of embedded derivatives within annuity products and the presentation of market value adjustment items in order to align with the presentation of the Consolidated Financial Statements of ING U.S., Inc. For the years ended December 31, 2011 and 2010, respectively, reclassifications decreased Fee income by $(1.1) and $(6.3), (decreased) increased Other net realized capital gains (losses) by $(216.1) and $9.3, decreased Other revenue by $(6.0)and $(1.4), and (decreased)

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

increased Interest credited and other benefits to contract owners by $(223.2) and $1.6, in the Statements of Operations. Such reclassifications had no impact on Shareholder's equity or Net income (loss).

Accounting Changes

Employee Benefit Plans

As of January 1, 2012, the Company voluntarily changed its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans. Previously, actuarial gains and losses were recognized in Accumulated other comprehensive income and, to the extent outside a corridor, amortized into operating results over the average remaining service period of active plan participants or the average remaining life expectancy of inactive plan participants, as applicable. The Company has elected to immediately recognize actuarial gains and losses in the Consolidated Statements of Operations in the year in which the gains and losses occur. The new accounting method is preferable, as it eliminates the delay in recognition of actuarial gains and losses. These gains and losses are generally only measured annually as of December 31 and, accordingly, will generally be recorded during the fourth quarter.

The Company's change in accounting methodology has been applied retrospectively. The cumulative effect of this change as of January 1, 2010, is a decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $17.4, net of tax. In addition, the impact of this change on the Company's Net income was an increase (decrease) of $1.0, $(7.2) and $(3.8) for the years ended December 31, 2012, 2011 and 2010, respectively. The impact of this change as of December 31, 2012 and 2011, respectively, is an additional decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $27.4 and $28.4, net of tax.

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of $202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to Accumulated other comprehensive income ("AOCI").

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk that the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only, principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues, and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Loan - Dutch State Obligation: The reported value of the State of The Netherlands (the "Dutch State") loan obligation was based on the outstanding loan balance, plus any unamortized premium. This loan obligation was sold to a related party in November 2012.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests that are not consolidated, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For portions of the program, the lending agent retains 5% of the collateral deposited by the borrower and transfers the remaining 95% to the Company. For other portions of the program, the lending agent retains the cash collateral. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments
The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

▪
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

▪
When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

▪
Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

▪
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

▪
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

▪
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company's counterparties, there is a termination event should the Company's long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company's property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition, as well as certain costs related directly to successful acquisition activities. Such costs consist principally of certain commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
Generally, the Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these DAC and VOBA balances and the present value of future deferrable acquisition costs.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.

Several assumptions are considered significant in the estimation of future gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year lookforward period. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. The principal assumptions used to establish liabilities for future policy benefits are based upon Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, benefit utilization, inflation and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based upon the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.0%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts.

Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 6.5% for the years 2012, 2011 and 2010. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Guarantees
The Company records reserves for product guarantees, which can be either assets or liabilities, for contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for guaranteed minimum death benefits ("GMDB") on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee ("MCG") products. These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The Company incorporates nonperformance risk in the calculation of the fair value of these guarantees.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	Such separate accounts are legally recognized;

▪	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

▪	Investments are directed by the contract owner or participant; and

▪	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Short-term and long-term debt are carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenues from investment-type and payout contracts without life contingencies, and FIA consist primarily of fees assessed against the contract owner account balance for mortality and policy administration and are reported in Fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits, in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

▪	The nature and character of the deferred tax assets and liabilities;

▪	Taxable income in prior carryback years;

▪	Projected future income, exclusive of reversing temporary differences and carryforwards;

▪	Projected future reversals of existing temporary differences;

▪	The length of time carryforwards can be utilized;

▪	Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;

▪	The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

▪	Any tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses from GMDBs. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with certain subsidiaries of Lincoln National Corporation ("Lincoln"). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.1 billion and $2.2 billion as of December 31, 2012 and 2011, respectively, equal the Company's total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement. Individual life reserves are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.

The Company utilizes a reinsurance agreement to manage reserve and capital requirements in connection with a portion of its deferred annuities business.  This agreement is accounted for under the deposit method.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable under reinsurance agreements are included in Reinsurance recoverable and amounts currently payable are included in Other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-03, "Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 were adopted by the Company on January 1, 2012. The Company determined that there was no effect on the Company's financial condition, results of operations, or cash flows, as the guidance is consistent with that previously applied by the Company.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the FASB issued Accounting Standards Update ("ASU") 2011-02, "Receivables (Accounting Standards CodificationTM ("ASC") Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"), which clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

▪	If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

▪	An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

▪	A restructuring that results in a delay in payment that is insignificant is not a concession;

▪
A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

▪	A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of certain information about troubled debt restructuring, which was previously deferred by ASU 2011-01, "Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20" ("ASU 2011-01").

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011. The Company determined, however, that there was no effect on the Company's financial position, results of operations or cash flows upon adoption, as there were no troubled debt restructurings between January 1, 2011 and July 1, 2011. The disclosures required by ASU 2011-02 are included in the Investments note to these Consolidated Financial Statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses
In July 2010, the FASB issued ASU 2010-20, "Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Investments note to these Consolidated Financial Statements, as well as the "Reinsurance" section above, except for the disclosures about troubled debt restructurings included in ASU 2011-02, that were adopted by the Company on July 1, 2011, (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011, and are included in the Investments note to these Consolidated Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, "Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives" ("ASU 2010-11"), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Consolidation and Business Combinations

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, "Financial Services-Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments" ("ASU 2010-15"), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer's interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities
In December 2009, the FASB issued ASU 2009-17, "Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities" ("ASU 2009-17"), which amends the consolidation guidance for VIEs, as follows:

•
Eliminates the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIEs activities and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•
Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined to not be the primary beneficiary but in which it has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, "Consolidations (ASC Topic 810): Amendments for Certain Investment Funds" ("ASU 2010-10"), which defers to ASU 2009-17 for a reporting entity's interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses and that are not structured as securitization entities. The Company has determined that all of its managed funds, with the exception of certain CLOs, qualify for the deferral.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted, prospectively, by the Company on January 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Financial Statements.

Fair Value

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS").
In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"), which includes the following amendments:

•	The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•	The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•	An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 were adopted, prospectively, by the Company on January 1, 2012. The adoption had no effect on the Company's financial condition, results of operations or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-04 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•	Purchases, sales, issuances and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation that were adopted by the Company on January 1, 2011. The adoption had no effect on the Company's financial condition, results of operations, or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2010-06 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income. The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 on December 31, 2011, and applied the provisions retrospectively. The Consolidated Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder's Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the Accumulated Other Comprehensive Income (Loss) note to these Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 are effective retrospectively for annual reporting periods beginning on or after January 1, 2013 and periods within those annual reporting periods. The Company will adopt the provisions of these ASUs in the first quarter of 2013 which will include additional disclosure of the gross and net information instruments deemed in scope, including any related collateral received or posted.

Disclosures about Amounts Reclassified out of AOCI
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the provisions of ASU 2013-02 in the first quarter of 2013 to provide additional information about amounts reclassified out of accumulated other comprehensive income by component.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,011.5	$135.6	$0.5	$—	$1,146.6	$—
U.S. government agencies and authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities(1):
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity securities investments	$19,132.7	$2,244.5	$52.6	$53.7	$21,378.3	$27.5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents other-than-temporary impairments ("OTTI") reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	—	410.7	—
State, municipalities and political subdivisions	95.1	10.9	—	—	106.0	—
U.S. corporate securities	8,166.9	770.8	31.1	—	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	—	345.2	—
Other	4,352.5	328.8	38.4	—	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	—	4,988.1	—

Residential mortgage-backed securities:
Agency	1,442.0	218.7	3.4	39.4	1,696.7	0.7
Non-Agency	513.4	66.7	49.5	19.8	550.4	28.8
Total Residential mortgage-backed securities	1,955.4	285.4	52.9	59.2	2,247.1	29.5

Commercial mortgage-backed securities	866.1	51.0	5.8	—	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	—	438.8	4.2
Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	59.2	19,240.2	38.1
Less: Securities pledged	572.5	22.4	1.2	—	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	59.2	18,646.5	38.1
Equity securities	131.8	13.1	—	—	144.9	—
Total fixed maturities and equity securities investments	$17,221.6	$1,662.8	$152.2	$59.2	$18,791.4	$38.1
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$853.5	$880.9
After one year through five years	3,953.8	4,249.9
After five years through ten years	5,700.3	6,339.8
After ten years	5,408.2	6,292.4
Mortgage-backed securities	2,819.1	3,196.6
Other asset-backed securities	475.7	495.6
Fixed maturities, including securities pledged	$19,210.6	$21,455.2

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity. As of December 31, 2011, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$1,154.1	$161.4	$0.9	$1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$14,008.0	$1,648.7	$26.4	$15,630.3

2011
Communications	$1,108.8	$116.3	$2.0	$1,223.1
Financial	1,948.9	133.2	39.6	2,042.5
Industrial and other companies	6,577.6	559.0	20.7	7,115.9
Utilities	2,527.2	259.2	6.4	2,780.0
Transportation	356.9	31.9	0.8	388.0
Total	$12,519.4	$1,099.6	$69.5	$13,549.5

The Company invests in various categories of collateralized mortgage obligations ("CMOs"), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31,

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2012 and 2011, approximately 41.8% and 41.1%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of December 31, 2012 and 2011, the fair value of loaned securities was $180.2 and $515.8, respectively and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $186.1 and $524.8, respectively, and is recorded in Short-term investments under securities loan agreement, including collateral delivered. As of December 31, 2012 and 2011, liabilities to return collateral of $186.1 and $524.8, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of the equity tranches of the collateralized loan obligations ("CLOs") of $1.3 and $0.9 as of December 31, 2012 and 2011, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012 to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pretax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

Securitizations

The Company invests in various tranches of securitization entities, including Residential Mortgage-backed Securities ("RMBS"), Commercial Mortgage-backed Securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. The Company's involvement with these entities is limited

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012 and 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$300.0	$0.5	$—	$—	$—	$—	$300.0	$0.5
U.S. corporate, state and municipalities	479.8	6.8	22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7	7.8	0.5	87.7	11.2	262.3	16.4
Residential mortgage-backed	68.7	1.6	7.2	0.3	132.4	16.2	208.3	18.1
Commercial mortgage-backed	7.5	0.1	1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	—	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$13.7	$39.1	$1.7	$306.2	$37.6	$1,383.7	$53.0

2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

Of the unrealized capital losses aged more than twelve months, the average fair value of the related fixed maturities was 89.1% and 83.2% of the average book value as of December 31, 2012 and 2011, respectively.

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$1,110.8	$15.2	$19.3	$3.9	141	10
More than six months and twelve months or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. Treasuries	$300.5	$—	$0.5	$—	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore,

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations of residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance Commissioners ("NAIC") evaluates the fixed maturity securities investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called "NAIC designations." An internally developed rating is used if no rating is available as permitted by the NAIC. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organization ("ARO") for marketable fixed maturities, called "rating agency designations," except for certain structured securities as described below. NAIC designations of "1," highest quality and "2," high quality, include fixed maturity securities generally considered investment grade. NAIC designations "3" through "6" include fixed maturity securities generally considered below investment grade.

The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond's amortized cost to the NAIC's loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company's RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodology reduces regulatory reliance on rating agencies and allows for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the NAIC rating methodologies described above (which may not correspond to rating agency designations). All NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company's fixed maturity securities holdings, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company's best estimate of comparable ratings from rating agencies, including Moody's Investors Service ("Moody's"), Standard & Poor's ("S&P") and Fitch Ratings Ltd. ("Fitch"). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

• when three ratings are received then the middle rating is applied;
• when two ratings are received then the lower rating is applied;
• when a single rating is received, the ARO rating is applied; and
• when ratings are unavailable then an internal rating is applied.

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include the following: residential mortgage

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

loans to customers who have strong credit profiles but lack some elements, such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company's exposure to subprime mortgage backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities was $61.2 and $6.2, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities were $59.1 and $21.7, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	67.8%	AAA	3.2%	2007	8.0%
	2	3.2%	AA	—	2006	6.0%
	3	19.6%	A	16.2%	2005 and prior	86.0%
	4	8.7%	BBB	21.5%		100.0%
	5	0.5%	BB and below	59.1%
	6	0.2%		100.0%
		100.0%
2011
	1	75.8%	AAA	7.5%	2007	9.1%
	2	5.3%	AA	—	2006	4.5%
	3	9.3%	A	13.0%	2005 and prior	86.4%
	4	9.4%	BBB	33.7%		100.0%
	5	—	BB and below	45.8%
	6	0.2%		100.0%
		100.0%

The Company's exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $106.0 and $9.5, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $111.4 and $19.6, respectively, representing 0.6% of total fixed maturities, including securities pledged, based on fair value.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the Company's exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	33.4%	AAA	0.2%	2007	13.8%
	2	12.4%	AA	1.4%	2006	29.3%
	3	21.0%	A	3.4%	2005 and prior	56.9%
	4	30.3%	BBB	5.6%		100.0%
	5	2.3%	BB and below	89.4%
	6	0.6%		100.0%
		100.0%
2011
	1	39.9%	AAA	0.3%	2007	12.0%
	2	14.9%	AA	3.1%	2006	28.3%
	3	14.7%	A	13.1%	2005 and prior	59.7%
	4	21.1%	BBB	4.6%		100.0%
	5	4.7%	BB and below	78.9%
	6	4.7%		100.0%
		100.0%

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company's CMBS totaled $839.1 and $911.3, respectively and Other ABS, excluding subprime exposure, totaled $435.6 and $381.0, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $0.2 and $5.8, respectively and gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $0.6 and $0.7, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company's exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	99.9%	AAA	54.1%	2007	28.7%
	2	—	AA	17.1%	2006	20.4%
	3	0.1%	A	8.4%	2005 and prior	50.9%
	4	—	BBB	5.3%		100.0%
	5	—	BB and below	15.1%
	6	—		100.0%
		100.0%
2011
	1	97.4%	AAA	63.7%	2007	23.4%
	2	0.9%	AA	1.4%	2006	18.2%
	3	0.7%	A	21.1%	2005 and prior	58.4%
	4	1.0%	BBB	4.0%		100.0%
	5	—	BB and below	9.8%
	6	—		100.0%
		100.0%

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 47.0%, 5.6% and 26.9%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 49.3%, 5.5% and 17.2%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company's exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	98.3%	AAA	88.4%	2012	21.4%
	2	1.6%	AA	1.9%	2011	12.2%
	3	0.1%	A	8.0%	2010	5.7%
	4	—	BBB	1.6%	2009	0.3%
	5	—	BB and below	0.1%	2008	9.5%
	6	—		100.0%	2007	22.9%
		100.0%			2006	6.1%
					2005 and prior	21.9%
						100.0%
2011
	1	95.0%	AAA	82.7%	2011	14.3%
	2	4.7%	AA	1.2%	2010	7.3%
	3	—	A	8.4%	2009	0.4%
	4	0.3%	BBB	7.4%	2008	11.7%
	5	—	BB and below	0.3%	2007	30.3%
	6	—		100.0%	2006	6.8%
		100.0%			2005 and prior	29.2%
						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012, the Company did not have any troubled debt restructurings. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

As of December 31, 2012 and 2011, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$2,874.0	$2,374.8
Collective valuation allowance	(1.3)	(1.3)
Total net commercial mortgage loans	$2,872.7	$2,373.5

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$1.3	$1.3
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1.3	$1.3

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of December 31, 2012 and 2011:

	2012	2011
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	5.6	5.8
Subtotal	5.6	5.8
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$5.6	$5.8
Unpaid principal balance of impaired loans	$7.1	$7.3

The following table presents information on impaired loans as of December 31, 2012 and 2011:

	2012	2011
Impaired loans, average investment during the period	$5.7	$7.7

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 and 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on interest income recognized on impaired and restructured loans for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$0.4	$0.6	$0.9
Interest income recognized on impaired loans, on a cash basis	0.4	0.6	1.0

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% - 50%	$501.3	$552.4
50% - 60%	768.9	771.5
60% - 70%	1,491.6	908.2
70% - 80%	96.4	125.2
80% and above	15.8	17.5
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,114.4	$1,600.1
1.25x - 1.5x	390.5	408.1
1.0x - 1.25x	293.1	286.7
Less than 1.0x	76.0	79.9
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$564.1	19.6%	$514.7	21.7%
South Atlantic	561.0	19.5%	412.0	17.3%
Middle Atlantic	332.7	11.6%	325.9	13.7%
East North Central	337.8	11.8%	285.6	12.0%
West South Central	460.4	16.0%	358.4	15.1%
Mountain	214.5	7.5%	191.2	8.0%
West North Central	205.2	7.1%	98.9	4.2%
New England	119.1	4.1%	94.2	4.0%
East South Central	79.2	2.8%	93.9	4.0%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$1,035.2	36.0%	$956.4	40.3%
Retail	824.0	28.7%	544.7	22.9%
Office	427.0	14.8%	351.5	14.8%
Apartments	298.7	10.4%	281.7	11.9%
Hotel/Motel	92.1	3.2%	132.7	5.6%
Mixed use	34.2	1.2%	0.9	0.0%
Other	162.8	5.7%	106.9	4.5%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$939.0	$—
2011	836.9	857.9
2010	124.0	161.9
2009	73.0	92.6
2008	119.0	137.2
2007	102.3	202.1
2006 and prior	679.8	923.1
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7		1
U.S. corporate	2.9	3	20.4	17	6.6		24
Foreign(1)	0.8	3	27.8	50	42.4		20
Residential mortgage-backed	6.0	33	8.2	38	14.8		53
Commercial mortgage-backed	—	—	28.2	8	20.5		8
Other asset-backed	1.2	4	22.7	53	58.5		42
Limited partnerships	—	—	—	—	1.6		4
Equity securities	—	—	—	—	—	*	1
Mortgage loans on real estate	—	—	—	—	1.0		1
Total	$10.9	43	$107.3	166	$147.1		154
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $9.1, $17.6 and $48.4 of write-downs related to credit impairments for the years ended December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $1.8, $89.7 and $98.7, in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7	1
U.S. corporate	0.2	1	20.4	17	6.7	24
Foreign(1)	0.8	3	23.7	46	28.5	15
Residential mortgage-backed	0.7	3	1.6	7	8.6	18
Commercial mortgage-backed	—	—	22.9	8	16.2	6
Other asset-backed	0.1	1	21.1	50	37.0	26
Total	$1.8	8	$89.7	128	$98.7	90
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $1.2 billion and $1.9 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$19.4	$50.7	$46.0
Additional credit impairments:
On securities not previously impaired	1.5	0.9	12.0
On securities previously impaired	3.7	6.7	11.7
Reductions:
Securities intent impaired	—	(8.7)	(5.9)
Securities sold, matured, prepaid or paid down	(4.6)	(30.2)	(13.1)
Balance at December 31	$20.0	$19.4	$50.7

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$1,222.5	$1,224.2	$1,182.4
Equity securities, available-for-sale	7.5	13.6	15.3
Mortgage loans on real estate	143.5	118.1	104.0
Policy loans	13.2	13.7	13.3
Short-term investments and cash equivalents	1.4	0.8	0.8
Other	6.8	95.5	68.0
Gross investment income	1,394.9	1,465.9	1,383.8
Less: Investment expenses	46.1	45.0	41.5
Net investment income	$1,348.8	$1,420.9	$1,342.3

As of December 31, 2012 and December 31, 2011, the Company did not have any investments in fixed maturities which produced no investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$67.5	$112.6	$38.7
Fixed maturities, at fair value option	(124.2)	(60.6)	(39.2)
Equity securities, available-for-sale	(0.2)	7.4	4.1
Derivatives	1.3	(64.3)	(44.6)
Embedded derivative - fixed maturities	(5.5)	4.9	8.0
Embedded derivative - product guarantees	120.4	(216.1)	9.3
Other investments	—	0.3	4.9
Net realized capital gains (losses)	$59.3	$(215.8)	$(18.8)
After-tax net realized capital gains (losses)	$38.5	$(53.3)	$1.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$2,887.1	$5,596.3	$5,312.9
Gross gains	88.7	249.0	213.6
Gross losses	(12.7)	(33.6)	(27.8)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the fixed index annuity contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within Fixed indexed annuities ("FIA") contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. Embedded derivatives within fixed maturities are reported with the host contract on the Consolidated Balance Sheets and changes in fair value are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Interest rate contracts	$1,000.0	$215.4	$—	$1,000.0	$173.9	$—
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	18,131.1	292.9	328.5	17,555.1	269.4	306.4
Foreign exchange contracts	161.6	0.4	18.3	213.4	0.7	32.4
Equity contracts	14.5	0.4	—	—	—	—
Credit contracts	347.5	3.6	—	548.4	2.6	21.2
Managed custody guarantees	N/A	—	—	N/A	—	1.0
Embedded derivatives:
Within fixed maturity investments	N/A	53.7	—	N/A	59.2	—
Within annuity products	N/A	—	122.4	N/A	—	236.3
Total		$566.4	$469.2		$505.8	$597.3
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to variability in the future cash flows for forecasted transactions through the fourth quarter 2016.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(18.9)	(58.3)	(61.4)
Foreign exchange contracts	6.9	(0.7)	7.4
Equity contracts	2.0	(0.5)	0.5
Credit contracts	11.3	(4.8)	8.9
Managed custody guarantees	1.1	1.1	4.1
Embedded derivatives:
Within fixed maturity investments(2)	(5.5)	4.9	8.0
Within annuity products(2)	119.3	(217.2)	5.2
Total	$116.2	$(275.5)	$(27.3)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, ineffective amounts are deemed to be immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. ("ISDA") agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex ("CSA") to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par value minus recovery value of the swap contract. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on the sale of credit default swaps was $329.0 and $518.3, respectively.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Product guarantees:
Stabilizer and MCGs	$—	$—	$102.0	$102.0
FIA	—	—	20.4	20.4
Derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign(1)	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,206.1	41.0	2,247.1
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Total fixed maturities, including securities pledged	1,180.3	17,811.0	248.9	19,240.2
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	437.6	—	443.3
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total assets	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees:
Stabilizers and MCGs	$—	$—	$221.0	$221.0
FIA	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total liabilities	$—	$347.4	$249.9	$597.3
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2011, $194.9 and $14.8 billion of a total of $19.2 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives: Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s nonperformance risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair value for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed interest rate. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2012 and 2011.  The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Year Ended December 31, 2012
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$129.1	$(0.3)	$(1.4)	$0.4	$—	$—	$(7.9)	$38.3	$(3.6)	$154.6	$(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Separate Accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)	$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5	—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	254.7	(3.0)	1.7	57.1	—	(38.5)	(8.1)	5.3	(228.2)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)	15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	525.0	(29.6)	24.2	107.0	—	(177.9)	(61.6)	171.0	(309.2)	248.9	(5.5)

Equity securities, available-for-sale	27.7	0.1	0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—
Derivatives, net	(13.6)	0.8	—	0.2	—	—	—	—	—	(12.6)	0.6
Product guarantees:
Stabilizer and MCGs(1)	(3.0)	(212.5)	—	(5.5)	—	—	—	—	—	(221.0)	—
FIA(1)	(5.6)	(3.6)	—	(7.1)	—	—	—	—	—	(16.3)	—
Separate Accounts(4)	22.3	—	—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts for the year ended December 31, 2012 were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The transfers out of Level 3 for the year ended December 31, 2011 in fixed maturities, including securities pledged, were primarily due to the Company's determination that the market for subprime RMBS securities had become active in the first quarter 2011 and to an increased utilization of vendor valuations for certain CMO assets, as opposed to the previous use of broker quotes in the second quarter of 2011. While the valuation methodology for subprime RMBS securities has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and the Company experience may be limited on certain products.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0% to 4.0%
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

Generally, the following will cause an increase (decrease) in the MCG derivative and Stabilizer embedded derivative fair value liabilities:

•	An increase (decrease) in interest rate volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and December 31, 2011:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,455.2	$21,455.2	$19,240.2	$19,240.2
Equity securities, available-for-sale	142.8	142.8	144.9	144.9
Mortgage loans on real estate	2,872.7	2,946.9	2,373.5	2,423.1
Loan - Dutch State obligation	—	—	417.0	421.9
Policy loans	240.9	240.9	245.9	245.9
Limited partnerships/corporations	179.6	179.6	510.6	510.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	1,229.3	958.7	958.7
Derivatives	512.7	512.7	446.6	446.6
Notes receivable from affiliates	175.0	194.3	175.0	165.2
Assets held in separate accounts	53,655.3	53,655.3	45,295.2	45,295.2
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	20,263.4	25,156.5	18,889.8	22,212.7
Supplementary contracts, immediate annuities and other	680.0	837.3	742.9	896.2
Annuity product guarantees:
FIA	20.4	20.4	16.3	16.3
Stabilizer and MCGs	102.0	102.0	221.0	221.0
Derivatives	346.8	346.8	360.0	360.0
Long-term debt	4.9	4.9	4.9	4.9
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing cash flows net of certain contract fees discounted using The Netherlands Strip Yield Curve and is classified as Level 2.

Policy loans: The fair value of policy loans is equal to the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$334.9	$307.6	$355.7
Deferrals of commissions and expenses	79.1	79.8	74.7
Amortization:
Amortization	(72.1)	(71.5)	(40.5)
Interest accrued(1)	31.1	31.9	29.9
Net amortization included in the Consolidated Statements of Operations	(41.0)	(39.6)	(10.6)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(12.9)	(112.2)
Balance at December 31	$296.5	$334.9	$307.6
(1) Interest accrued at 5.0% to 7.0% during 2012, 2011 and 2010.

Activity within VOBA was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$593.6	$864.2	$981.2
Deferrals of commissions and expenses	8.1	8.5	17.6
Amortization:
Amortization	(152.6)	(125.1)	(16.0)
Interest accrued(1)	62.5	70.5	67.8
Net amortization included in the Consolidated Statements of Operations	(90.1)	(54.6)	51.8
Change in unrealized capital gains/losses on available-for-sale securities	(130.2)	(224.5)	(186.4)
Balance at December 31	$381.4	$593.6	$864.2
(1) Interest accrued at 5.0% and 7.0% during 2012, 2011 and 2010

The estimated amount of VOBA amortization expense, net of interest, is $66.0, $50.7, $45.4, $42.3 and $34.9, for the years 2013, 2014, 2015, 2016 and 2017, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

6.    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1. As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $32.1 billion. The additional liability recognized related to minimum guarantees was $226.4.

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2012 and 2011, was $9.3 billion and $7.9 billion, respectively.

7.    Reinsurance

At December 31, 2012, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  As of December 31, 2012, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 and $10.3 were maintained for this contract as of December 31, 2012 and 2011, respectively.

Reinsurance ceded in force for life mortality risks were $15.1 billion and $16.2 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, net receivables were comprised of the following:

	2012	2011
Claims recoverable from reinsurers	$2,153.8	$2,276.3
Reinsured amounts due to reinsurers	(0.3)	(0.3)
Other	0.2	0.3
Total	$2,153.7	$2,276.3

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Premiums:
Direct premiums	$36.2	$34.0	$67.6
Reinsurance assumed	—	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.3)
Net premiums	$36.0	$33.9	$67.3

8.    Capital Contributions, Dividends and Statutory Information

ILIAC's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During the year ended December 31, 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent.

During the year ended December 31, 2012, following receipt of required approval from the State of Connecticut Insurance Department (the "Department"), ILIAC paid a cash distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend or distribution on its common stock to its Parent. During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent. On October 15, 2012, December 22, 2011 and October 30, 2010, IFA paid a $90.0, $65.0 and $60.0 dividend, respectively, to ILIAC, its parent, which was eliminated in consolidation. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $261.6, $194.4 and $66.0, for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.9 billion as of December 31, 2012 and 2011.

The Company is subject to minimum risk-based capital (“RBC”) requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted based on the specific rules regarding admissibility.

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities, net of OTTI	$2,190.9	$1,518.7	$933.8
Equity securities, available-for-sale	13.5	13.1	21.0
Derivatives	215.2	173.7	0.5
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(810.6)	(603.6)	(362.4)
Premium deficiency reserve adjustment	(152.6)	(64.8)	(61.0)
Other investments	—	—	0.1
Unrealized capital gains (losses), before tax	1,456.4	1,037.1	532.0
Deferred income tax asset (liability)	(444.6)	(302.3)	(149.3)
Unrealized capital gains (losses), after tax	1,011.8	734.8	382.7
Pension and other post-employment benefits liability, net of tax	11.2	12.7	7.8
AOCI	$1,023.0	$747.5	$390.5

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities	$661.6	563.6	813.1
Equity securities, available-for-sale	0.4	(7.9)	8.2
Derivatives	41.5	173.2	0.5
DAC/VOBA and sales inducement adjustment on available-for-sale securities	(207.0)	(241.2)	(295.3)
Premium deficiency reserve adjustment	(87.8)	(3.8)	(61.0)
Other investments	—	(0.1)	0.1
Change in unrealized gains/losses on securities, before tax	408.7	483.8	465.6
Deferred income tax asset/liability	(138.6)	(145.5)	(82.2)
Change in unrealized gains/losses on securities, after tax	270.1	338.3	383.4

Change in OTTI, before tax	10.6	21.3	(12.7)
Deferred income tax asset/liability	(3.7)	(7.5)	4.4
Change in OTTI, after tax	6.9	13.8	(8.3)

Pension and other post-employment benefit liability, before tax	(2.2)	7.6	(1.4)
Deferred income tax asset/liability	0.7	(2.7)	0.5
Pension and other post-employment benefit liability, after tax	(1.5)	4.9	(0.9)

Net change in AOCI, after tax	$275.5	$357.0	$374.2

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Net unrealized capital gains/losses arising during the year(1)	$320.6	$408.8	$335.6
Less: reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	43.6	78.7	29.2
Change in deferred tax valuation allowance	—	22.0	68.7
Net change in unrealized capital gains/losses on securities	$277.0	$352.1	$375.1
(1) Pretax net unrealized capital gains/losses arising during the period were $485.4, $625.1 and $495.7 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $66.1, $120.0 and $42.8 for the years ended December 31, 2012, 2011 and 2010, respectively.

C-60

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Current tax expense (benefit):
Federal	$200.9	$60.3	$73.2
Total current tax expense (benefit)	200.9	60.3	73.2
Deferred tax expense (benefit):
Federal	(9.7)	(65.3)	35.8
Total deferred tax expense (benefit)	(9.7)	(65.3)	35.8
Total income tax expense (benefit)	$191.2	$(5.0)	$109.0

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income (loss) before income taxes	$516.6	$315.3	$486.9
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	180.8	110.4	170.4
Tax effect of:
Dividends received deduction	(18.6)	(37.0)	(23.3)
Valuation allowance	—	(87.0)	(13.7)
IRS audit adjustment	(0.3)	3.7	(26.8)
Prior year tax	28.1	—	—
State tax expense (benefit)	—	—	0.6
Other	1.2	4.9	1.8
Income tax expense (benefit)	$191.2	$(5.0)	$109.0
Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities as of December 31, 2012 and 2011, are presented below.

	2012	2011
Deferred tax assets:
Insurance reserves	$255.4	$269.6
Investments	87.5	89.2
Postemployment benefits	50.6	97.1
Compensation and benefits	44.4	22.9
Other assets	24.5	22.5
Total gross assets before valuation allowance	462.4	501.3
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	451.3	490.2

Deferred tax liabilities:
Net unrealized investment (gains) losses	(482.4)	(357.5)
Deferred policy acquisition costs	(143.8)	(127.0)
Value of business acquired	(332.2)	(360.9)
Total gross liabilities	(958.4)	(845.4)
Net deferred income tax liability	$(507.1)	$(355.2)

Net unrealized capital losses are presented as a component of other comprehensive income (loss) in Shareholder's equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2012 and 2011, the Company had a tax valuation allowance of $62.8 that was allocated to Net income (loss) and $(51.7) that was allocated to Other comprehensive income. As of December 31, 2012 and 2011, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $32.1 and $1.3 for federal income taxes as of December 31, 2012 and 2011, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for 2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefits of losses generated.

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of period	$—	$23.0
Additions for tax positions related to prior years	—	4.5
Reductions for tax positions related to prior years	—	(4.5)
Reductions for settlements with taxing authorities	—	(23.0)
Balance at end of period	$—	$—

The Company had no unrecognized tax benefits as of December 31, 2012 and 2011 which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2012 and 2011.

Tax Regulatory Matters

In March 2012, the Internal Revenue Service ("IRS") completed its examination of the Company's return for tax year 2010. The 2010 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 through 2012 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program ("CAP") for tax years 2011, 2012 and 2013.

11.    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $19.1, $24.6 and $27.2 for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.7, $9.8 and $10.7, for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012 and 2011.

	2012	2011
Change in benefit obligation:
Benefit obligation, January 1	$98.7	$96.8
Interest cost	4.4	5.0
Benefits paid	(9.3)	(8.4)
Actuarial gain on obligation	3.4	18.4
Plan adjustments	—	(8.8)
Curtailments or settlements	—	(4.3)
Benefit obligation, December 31	$97.2	$98.7
Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

Amounts recognized in the Consolidated Balance Sheets consist of:

	2012	2011
Accrued benefit cost	$(97.2)	$(98.7)
Accumulated other comprehensive income:
Prior service cost	(7.3)	(8.5)
Net amount recognized	$(104.5)	$(107.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2012 and 2011 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2012	2011
Discount rate	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.05% was the appropriate discount rate as of December 31, 2012, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2012	2011	2010
Discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation levels	4.00%	4.00%	3.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012	2011	2010
Interest cost	$4.4	$5.0	$5.1
Net loss (gain)	3.4	16.0	11.5
Unrecognized past service cost recognized in the year	(1.2)	—	0.1
The effect of any curtailment or settlement	—	2.2	—
Net periodic benefit cost	$6.6	$23.2	$16.7

Cash Flows

In 2013, the employer is expected to contribute $8.6 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2013 through 2017 and thereafter through 2022, are estimated to be $8.6, $7.7, $6.0, $5.8, $6.0 and $30.1, respectively.

Stock Option and Share Plans

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership Plan ("leo"). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified options on ING Group shares in the form of American Depository Receipts ("ADRs"). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING's Total Shareholder Return ("TSR") relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant's death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares ("LSPP") were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING's performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.0, $5.1 and $3.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company recognized tax benefits of $1.5, $0.8 and $0.7 in 2012, 2011 and 2010, respectively.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•
The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2012, 2011 and 2010, were $11.9, $9.9 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 security for its repayment obligations with respect to the loan.

At both December 31, 2012 and 2011, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2012, 2011 and 2010, rent expense for leases was $4.9, $5.0 and $4.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2012 and 2011, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $314.9 and $536.4, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and Derivatives Association, Inc. Agreements ("ISDA Agreements"), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2012 and 2011, the Company held $167.0 and $110.0 of net cash collateral, respectively, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2012 and 2011, the Company delivered collateral of $39.5 and $77.9, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Other fixed maturities-state deposits	$13.4	$13.6
Securities pledged(1)	219.7	593.7
Total restricted assets	$233.1	$607.3
(1) Includes the fair value of loaned securities of $180.2 and $515.8 as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirement and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws and disgorgement of retained gains. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required to be made. Accordingly, the Company's estimate reflects both types of matters. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For other matters included within this estimation, for which a reasonably possible but not probable range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. It is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), which has been filed by the administrator of a 401(k) ERISA Plan who claims that the Company has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of the Employee Retirement Income Act ("ERISA"). Among other things, Claimant seeks declaratory relief and the disgorgement of all revenue sharing payments and profits earned in connection with such payments, as well as attorney's fees. On January 26, 2012, Plaintiff filed a motion requesting to be allowed to represent a class of similarly situated ERISA Plans, which the court granted on September 26, 2012. The Company denies Claimant's allegations and is vigorously defending this litigation.

The regulatory examination of the Company's policy for addressing and correcting an error that is made when processing the trade instructions of an ERISA plan or one of its participants has been resolved. Under that policy, the Company absorbs any loss and retains any gain that results from such an error correction. The resolution will not have a material impact on the Company's results of operations or financial position.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $22.8 and $23.7, respectively.

▪
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $183.5, $180.6 and $209.7, respectively.

▪
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2012, 2011 and 2010, net expenses related to the agreement were incurred in the amount of $30.8, $29.8 and $53.3, respectively.

▪
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2012, 2011 and 2010, ILIAC's net earnings related to the agreement were in the amount of $7.1, $8.4 and $2.2, respectively.

▪
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2012, 2011 and 2010, revenue under the IIM intercompany agreement was $26.2, $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2012, 2011 and 2010, commissions were collected in the amount of $225.5, $218.3 and $220.0, respectively. Such commissions are, in turn, paid to broker-dealers.

▪
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $212.3, $207.9 and $204.5, respectively.

▪
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under this service agreement in the amount of $3.2, $3.2 and $3.3, respectively.

▪
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $23.3 and $19.8, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited ("SLDI") to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $135.0, $103.2 and $246.1 (excludes fees paid to ING Investment Management Co.) in 2012, 2011 and 2010, respectively.

DSL has been retained by ING Investors Trust ("IIT"), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2012, 2011 and 2010, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $370.6, $323.2 and $314.3, respectively. At December 31, 2012 and 2011, DSL had $25.6 and $22.9, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any Company borrowing is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  Interest on any ING U.S., Inc. borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2012, 2011 and 2010. The Company earned interest income of $0.5, $1.3 and $0.9 for the years ended December 31, 2012, 2011 and 2010, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations.  As of December 31, 2012, the Company did not have any outstanding receivable. As of December 31, 2011, the Company had an outstanding receivable of $648.0 from ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2012, 2011 and 2010.

Alt-A Back-Up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back Up Facility (the “Alt-A Back-up Facility”) regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. (“ING Support Holding”), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.
The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the “Dutch State Obligation”). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $1.4, $1.9 and $2.3 in the years ended December 31, 2012, 2011 and 2010, respectively.
The Company executed a second transaction effective January 26, 2009, in which an additional $5.0 par Alt-A RMBS portfolio owned by the Company were sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $3.6 for 80% of the Company's additional $5.0 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $0.6 and retained the remaining 20% of this Alt-A RMBS portfolio.
On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and ING Bank N.V. (“ING Bank”) entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.
Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer. Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

C-72

Form No. SAI.01107-13

ILIAC Ed. May 2013

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2012
	-	Statements of Operations for the year ended December 31, 2012
	-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
	-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Balance Sheets as of December 31, 2012 and 2011
	-	Consolidated Statements of Operations for the years ended December 31,
2012, 2011, and 2010
	-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2012, 2011, and 2010
	-	Consolidated Statements of Cash Flows for the years ended December 31,
2012, 2011, and 2010
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
(2)		Not applicable
(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 14, 2004.
(4.9)	Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) ·
Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.10)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.11)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.12)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.13)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.14)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.15)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.16)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.17)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.18)	Variable Annuity Contract (G-CDA-IA(RP)) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.
(4.19)	Variable Annuity Contract Certificate (GTCC-IA(RP)) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.20)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 12, 1996.
(4.21)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract Certificate (GTCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75980), as filed on February 12, 1997.
(4.23)	Variable Annuity Contract Certificate (GDCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(4.24)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on April 22, 1996.
(4.25)	Variable Annuity Contract Certificate (GTCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.26)	Variable Annuity Contract Certificate (GDCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.27)	Variable Annuity Contract (GID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.28)	Variable Annuity Contract (GLID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.29)	Variable Annuity Contract (GSD-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.30)	Variable Annuity Contract (G-CDA-HD(XC)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.31)	Variable Annuity Contract Certificate (GDCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.32)	Variable Annuity Contract Certificate (GDCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.33)	Variable Annuity Contract Certificate (GTCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.34)	Variable Annuity Contract Certificate (GTCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.35)	Variable Annuity Contract Certificate (GTCC-96(ORP)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.36)	Variable Annuity Contract (G-CDA-96(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.37)	Variable Annuity Contract Certificate (GTCC-96(TORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.

(4.38)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)	Variable Annuity Contract Certificate (GTCC-IB(AORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.40)	Variable Annuity Contract (GST-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.41)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.42)	Variable Annuity Contract (G-CDA-IB(ATORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-91846), as filed on April 15, 1996.
(4.43)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate
(GTCC-95(TORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.44)	Variable Annuity Contract (G-CDA-IB(AORP)) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on April 15, 1996.
(4.45)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
(GTCC-95(ORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.46)	Variable Annuity Contract (G-CDA-96(TORP)) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on August 6, 1996.
(4.47)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.48)	Variable Annuity Contract (GIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.49)	Variable Annuity Contract (GLIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.50)	Variable Annuity Contract (I-CDA-98(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.

(4.51)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.52)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.53)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-91846), as filed on August 6, 1996.
(4.54)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 10 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on July 22, 1998.
(4.55)	Endorsement (E1OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.56)	Endorsement (E2OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.57)	Endorsement (E1FXPL97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.58)	Endorsement (E1FXPY97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.59)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.60)	Endorsement (EINRP97) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.61)	Endorsement (EINRV97) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.62)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 7, 1998.
(4.64)	Endorsement (EINRV98) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.

(4.65)	Endorsement (EINRP98) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.66)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-75986), as filed on April 12, 1996.
(4.67)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30,
1996.
(4.68)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-
CDA-IA(RP) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11,
1997.
(4.69)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.70)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.71)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15,
1998.
(4.72)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO, and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on July 29, 1997.
(4.73)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-
4 (File No. 033-75982), as filed on April 13, 1998.
(4.74)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
GID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as
filed on April 13, 1998.
(4.75)	Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.

(4.76)	Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.77)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.78)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.
(4.79)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-
CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.80)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
IA-CDA-IA · Incorporated by reference to Post Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30,
1996.
(4.81)	Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.82)	Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-
CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11,
1997.
(4.83)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
GST-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.84)	Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.85)	Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and
Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(have contracts check highlighted contracts/certificates – not in original filing reference)

(4.86)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.87)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.88)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.89)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 29, 2002.
(4.90)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.91)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.92)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 10, 2002.
(4.93)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.94)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.

(4.95)	Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 45 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2007.
(4.96)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.97)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(4.98)	Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-
CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-
CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-
IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and
A027RV95 · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.99)	Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14,
2004.
(4.100)	Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.101)	Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.102)	Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.103)	Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO
· Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.104)	Variable Annuity Contract Schedule I (A001RP95(1/98)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.105)	Variable Annuity Contract Schedule I (A020RV95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.

(4.106)	Roth Endorsement – E-R403B-05 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.107)	Roth Endorsement - E-R401K-06 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.108)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF
· Incorporated by reference to Post-Effective Amendment No. 45 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.
(4.109)	Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 16, 2007.
(4.110)	Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(4.111)	Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(4.112)	Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(4.113)	Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15,
2011.
(4.114)	Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and
Certificates C-CDA-99(NY) and C–CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 15, 2011.

(4.115)	Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-
CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA (12/99) ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(5.1)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(5.2)	Variable Annuity Contract Application (710.00.16H(11/97)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1
(File No. 033-60477), as filed on April 15, 1996.
(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.2)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May
1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and
July 8, 2011 · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File
No. 033-75962), as filed on April 3, 2012.

(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.4)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.5)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.6)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.7)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on October
1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective Amendment
No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-
75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment
No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.8)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment Services,
Inc., American Century Services, LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.9)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.10)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.11)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company and amended on November 1, 2006, February 1, 2007, October 1,
2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No.
333-01107), as filed on November 18, 2008, and by reference to Post-Effective
Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File
No. 033-75962), as filed on December 16, 2011.
(8.12)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.13)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.14)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.

(8.15)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.16)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.17)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009· Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment
No. 12 (File No. 333-109860), as filed on April 15, 2009.
(8.18)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.19)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.20)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.

(8.21)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership,
Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment
Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.22)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.23)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.
(8.24)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8,
2010.
(8.25)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.26)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the
Selling and Services Agreement and Fund Participation Agreement dated October 5,
2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and
BlackRock Investments, LLC · Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 3, 2010.

(8.27)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.28)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.29)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.31)	Selling and Services Agreement and Fund Participation Agreement dated November
5, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC, Cohen & Steers Securities, LLC
and Cohen & Steers Capital Management, Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on April 11, 2011.
(8.32)	Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers Securities,
LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on April 11, 2011.
(8.33)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 17, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware
Service Company, Inc. · Incorporated by reference to Post-Effective Amendment
No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
August 15, 2012.

(8.34)	Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
033-81216), as filed on August 15, 2012.
(8.35)	Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc.
(8.36)	Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc.
(8.37)	Rule 22c-2 Agreement made and entered into as of March 17, 2009 between
Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and
ING National Trust · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15,
2012.
(8.38)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.39)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.40)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.41)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.42)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.43)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.44)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.45)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.46)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. and amended on November 17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 2, 2012.
(8.47)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.

(8.48)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.
(8.49)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.50)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.51)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and
Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on
October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No.
333-01107), as filed on December 3, 2010.
(8.52)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.53)	Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 57 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.54)	First Amendment dated as of April 14, 2009 to the Selling and Services Agreement
and Participation Agreement dated September 2, 2008 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC and Hartford Investment Financial Services, LLC and
amended on March 1, 2010 and December 2, 2010 · Incorporated by reference to
Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment
No. 59 (File No. 333-01107), as filed on April 15, 2011.
(8.55)	Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford
Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and
Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on
behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.),
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 8, 2010.
(8.56)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1,
2003) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.57)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.58)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.59)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.
(8.60)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.61)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June
6, 2006.
(8.62)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.

(8.63)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June
19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.64)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.65)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June
26, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107),
as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File
No. 033-75988), as filed on April 13, 2004.
(8.66)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.67)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.68)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.69)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.70)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 8, 2008.
(8.71)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.72)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.
(8.73)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc.
(renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and
Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as
filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file
No. 033-75962), as filed on April 3, 3012.

(8.74)	(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and
January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.
(8.75)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.
(8.76)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable
Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.)
and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and
Annuity Company) and amended on November 17, 2000 and July 12, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13. 2004.
(8.77)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.78)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.79)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.80)	Fund Participation Agreement effective December 8, 1997 among Janus Aspen
Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.81)	Amendment dated October 12, 1998 to Fund Participation Agreement dated
December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity
Company and Janus Capital Corporation and amended December 1, 1999 and August
1, 2000 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 22
(File No. 333-01107), as filed on August 14, 2000.
(8.82)	Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.83)	Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-
75992), as filed on December 31, 1997.
(8.84)	First Amendment dated August 1, 2000 to Service Agreement dated December 8,
1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.
(8.85)	Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen
Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 14, 2000.
(8.86)	Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.87)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management
LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver Insurance
Company and amended on December 21, 2009 · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008, and by reference to Post-Effective
Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.

(8.88)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.89)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.90)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital
Management Corporation · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.91)	Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.92)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.93)	First Amendment dated March 13, 2009 to the Selling and Services Agreement dated
April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment
Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company) and
Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.94)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.95)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to
Selling and Services Agreement dated April 30, 2001 between Aetna Investment
Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.96)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrator Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.97)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.98)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 18, 2009.
(8.99)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56
(File No. 333-01107), as filed on December 18, 2009.
(8.100)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.

(8.101)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.102)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
August 15, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West
Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors
Inc.
(8.103)	Rule 22c-2 Agreement made and entered into as of August 15, 2010 between
Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.104)	Selling and Services Agreement and Fund Participation Agreement as of October 22,
2009 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman
Management LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.105)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.106)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.

(8.107)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity
Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on
May 1, 2004 and August 15, 2007· Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39
(File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.108)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.109)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.110)	(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company,
OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services · Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on December 20, 2012.
(8.111)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.112)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.113)	(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services
Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 58 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16,
2011.

(8.114)	Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.115)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.116)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.117)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.118)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company (Administrative) · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.119)	First Amendment dated as of August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.120)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.121)	First Amendment dated as of August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.122)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.
(8.123)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of
March 11, 2003 and amended on July 1, 2005, October 1, 2008 and March 10, 2009 ·
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on
December 18, 2009.
(8.124)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.125)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.126)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.

(8.127)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.128)	Selling and Services Agreement and Fund Participation Agreement dated January 17,
2011 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment
Management Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.129)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Life Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on February 11, 2011.
(8.130)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.131)	First Amendment dated April 1, 2008 to Selling and Services and Fund Participation
Agreement effective as of September 26, 2005 by and among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and Columbia Management
Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11,
2011and November 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5
(File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective
No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on December 20, 2012.

(8.132)	Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and
Participation Agreement effective as of September 26, 2005 by and among Columbia
Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors,
Inc.), Columbia Management Investment Services Corp. (formerly RiverSource
Service Corporation), ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.133)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.134)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.135)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.136)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.137)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.

(8.138)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.139)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12,
2007.
(8.140)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and
amended on October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and
December 3, 2012 · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13,
2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479),
as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12
(File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective
Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.
(8.141)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director, Executive Vice President and
	West Chester, PA 19380	Chief Risk Officer
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	20 Braintree Hill Office Park,	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Howard Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 for Variable Annuity Account I of ING Life Insurance and Annuity
Company (File No. 333-130822), as filed with the Securities and Exchange Commission
Commission on April 3, 2013.

Item 27. Number of Contract Owners

As of February 28, 2013, there were 649,359 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S. Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life

Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Richard Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774
Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661
Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774
Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774
Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774
Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774
Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774
William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774
Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390
Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Name	Principal Business Address	Positions and Offices with Underwriter

Christina Hurley	One Orange Way	Vice President
Windsor, CT 06095-4774

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name		Principal Business Address	Positions and Offices with Underwriter
Melissa A. O’Donnell		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Barry Eidex		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$54,904,926.87
Advisers, LLC
*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2012.

Item 30. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable

Item 32. Undertakings
Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 4th day of April, 2013.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 62 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mary (Maliz) E. Beams*	Director and President	)
Mary (Maliz) E. Beams	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer	)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	) April 4,
Steven T. Pierson	(principal accounting officer)	) 2013
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.35)	Schedule A-1 dated September 30, 2009 to Selling and Services
Agreement and Fund Participation Agreement dated March 17,
2009 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers,
	LLC, and Delaware Service Company, Inc.	____________

24(b)(8.36)	Schedule A-1 April 17, 2009 to Selling and Services Agreement
and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC,
	and Delaware Service Company, Inc.	____________

24(b)(8.102)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated August 15, 2010 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Metropolitan West Asset
Management, LLC, Metropolitan West Funds and BNY Mellon
	Distributors Inc.	____________

24(b)(8.103)	Rule 22c-2 Agreement made and entered into as of August 15,
2010 between Metropolitan West Funds, BNY Mellon Distributors
Inc., ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_____________

24(b)(9)	Opinion and Consent of Counsel	_____________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	_____________

24(b)(13)	Powers of Attorney	_____________